UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

September 30, 2021

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. Growth and Momentum Fund (WGRO)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	15.3%
Utilities	11.8%
Communication Services	11.5%
Information Technology	10.7%
Real Estate	10.5%
Health Care	9.9%
Materials	9.4%
Consumer Discretionary	8.6%
Industrials	8.5%
Energy	3.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Altria Group, Inc.	3.6%
Lumen Technologies, Inc.	3.0%
Philip Morris International, Inc.	2.7%
Iron Mountain, Inc.	2.1%
Interpublic Group of Cos., Inc. (The)	1.8%
FirstEnergy Corp.	1.8%
AT&T, Inc.	1.6%
Gaming and Leisure Properties, Inc.	1.5%
International Business Machines Corp.	1.5%
PPL Corp.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,014.20	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.42%	28.55%	4.94%	7.33%	11.00%
Fund Market Price Returns	1.31%	28.49%	4.96%	7.34%	10.99%
WisdomTree U.S. Dividend ex-Financials Index	1.60%	29.13%	5.31%	7.74%	11.42%
Dow Jones U.S. Select Dividend IndexSM	2.53%	46.15%	9.21%	10.27%	13.32%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.1%
Health Care	13.4%
Consumer Discretionary	12.2%
Financials	11.8%
Communication Services	11.7%
Industrials	8.0%
Consumer Staples	5.9%
Real Estate	2.8%
Materials	2.5%
Utilities	2.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.2%
Facebook, Inc., Class A	2.4%
Visa, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.1%
Adobe, Inc.	1.0%
Oracle Corp.	0.9%
Cisco Systems, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,076.80	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	7.68%	29.96%	13.91%	15.52%	15.44%
Fund Market Price Returns[1]	7.60%	29.78%	13.97%	15.52%	15.44%
MSCI USA Extended ESG Focus Index[2]	9.08%	30.82%	17.43%	N/A	N/A
S&P 500® Index	9.18%	30.00%	15.99%	16.90%	16.63%
*	Returns of less than one year are cumulative.

[1]

The Fund’s name, investment objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund (EXT) and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	22.8%
Information Technology	21.8%
Industrials	16.0%
Materials	11.5%
Financials	10.5%
Health Care	6.6%
Communication Services	6.0%
Consumer Staples	2.8%
Real Estate	2.0%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
AutoNation, Inc.	2.1%
Western Alliance Bancorp	2.0%
Element Solutions, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Lattice Semiconductor Corp.	2.0%
General Motors Co.	1.9%
Snap, Inc., Class A	1.9%
Crocs, Inc.	1.9%
Plug Power, Inc.	1.9%
Stifel Financial Corp.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Growth & Momentum Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the O’Neil Growth Index (the “Index”), which is comprised of mid- and large capitalization companies that provide exposure to high growth and momentum U.S. listed stocks. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no discussion of Fund performance or comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the period1 ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$995.30	0.55%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79
[1]

Fund commenced operations on June 24, 2021. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 99/365 (to reflect the period since commencement of operations).

4	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	19.7%
Financials	17.6%
Information Technology	13.0%
Utilities	12.8%
Health Care	12.6%
Communication Services	10.4%
Real Estate	5.4%
Industrials	3.6%
Materials	2.4%
Consumer Discretionary	1.1%
Energy	1.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Philip Morris International, Inc.	5.5%
Altria Group, Inc.	5.2%
AbbVie, Inc.	5.0%
Pfizer, Inc.	5.0%
Verizon Communications, Inc.	4.4%
AT&T, Inc.	4.3%
Cisco Systems, Inc.	4.2%
Coca-Cola Co. (The)	3.9%
International Business Machines Corp.	3.7%
Broadcom, Inc.	3.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.30	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.63%	28.47%	6.19%	6.78%	11.04%
Fund Market Price Returns	2.56%	28.36%	6.25%	6.78%	11.04%
WisdomTree U.S. High Dividend Index	2.83%	29.04%	6.56%	7.18%	11.45%
Russell 1000® Value Index	4.39%	35.01%	10.07%	10.94%	13.51%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.2%
Health Care	15.2%
Consumer Staples	14.9%
Financials	14.1%
Industrials	8.0%
Communication Services	6.4%
Consumer Discretionary	6.3%
Utilities	5.6%
Real Estate	4.2%
Materials	2.4%
Energy	0.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	6.1%
Apple, Inc.	4.4%
Johnson & Johnson	3.1%
JPMorgan Chase & Co.	2.7%
Verizon Communications, Inc.	2.5%
AT&T, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Procter & Gamble Co. (The)	2.2%
Home Depot, Inc. (The)	2.2%
Altria Group, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,052.90	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.29%	25.88%	10.68%	12.09%	13.55%
Fund Market Price Returns	5.21%	25.76%	10.72%	12.10%	13.54%
WisdomTree U.S. LargeCap Dividend Index	5.47%	26.32%	10.99%	12.42%	13.88%
S&P 500® Index	9.18%	30.00%	15.99%	16.90%	16.63%
Russell 1000® Value Index	4.39%	35.01%	10.07%	10.94%	13.51%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.3%
Financials	16.4%
Health Care	14.6%
Communication Services	12.1%
Consumer Staples	8.5%
Consumer Discretionary	8.2%
Industrials	7.8%
Utilities	2.8%
Materials	2.2%
Real Estate	1.8%
Energy	1.2%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	4.1%
JPMorgan Chase & Co.	2.5%
Facebook, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.0%
Bank of America Corp.	1.9%
Intel Corp.	1.8%
Amazon.com, Inc.	1.6%
UnitedHealth Group, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,070.50	0.08%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	0.08%	$0.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	7.05%	32.05%	14.33%	15.84%	15.55%
Fund Market Price Returns	6.92%	31.89%	14.37%	15.85%	15.56%
WisdomTree U.S. LargeCap Index	7.13%	32.20%	14.50%	16.09%	15.84%
S&P 500® Index	9.18%	30.00%	15.99%	16.90%	16.63%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.1%
Industrials	14.4%
Utilities	10.7%
Consumer Discretionary	10.6%
Real Estate	9.9%
Materials	9.7%
Information Technology	5.4%
Energy	4.8%
Consumer Staples	3.8%
Communication Services	2.9%
Health Care	1.2%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Antero Midstream Corp.	1.7%
Interpublic Group of Cos., Inc. (The)	1.5%
Franklin Resources, Inc.	1.3%
Diamondback Energy, Inc.	1.1%
Ares Management Corp., Class A	1.1%
Fidelity National Financial, Inc.	1.0%
Watsco, Inc.	1.0%
Newell Brands, Inc.	1.0%
Williams-Sonoma, Inc.	1.0%
NortonLifeLock, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,037.70	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.77%	46.60%	6.71%	9.17%	13.42%
Fund Market Price Returns	3.35%	46.65%	6.77%	9.18%	13.44%
WisdomTree U.S. MidCap Dividend Index	3.98%	47.37%	7.04%	9.55%	13.80%
S&P MidCap 400® Index	1.81%	43.68%	11.08%	12.97%	14.72%
Russell MidCap Value Index	4.59%	42.40%	10.28%	10.59%	13.93%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.6%
Industrials	19.5%
Consumer Discretionary	15.2%
Information Technology	9.7%
Materials	7.5%
Real Estate	6.2%
Health Care	6.0%
Consumer Staples	4.3%
Utilities	4.0%
Energy	2.2%
Communication Services	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Diamondback Energy, Inc.	0.9%
Jones Lang LaSalle, Inc.	0.9%
Signature Bank	0.9%
Dick’s Sporting Goods, Inc.	0.9%
AutoNation, Inc.	0.8%
First American Financial Corp.	0.8%
LPL Financial Holdings, Inc.	0.8%
Nexstar Media Group, Inc., Class A	0.8%
Penske Automotive Group, Inc.	0.7%
Berry Global Group, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	ExpensesPaid During the Period
Actual	$1,000.00	$1,030.90	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.09%	54.58%	9.78%	11.97%	14.40%
Fund Market Price Returns	2.44%	54.55%	9.76%	11.94%	14.41%
WisdomTree U.S. MidCap Index	3.27%	55.20%	10.15%	12.36%	14.74%
S&P MidCap 400® Index	1.81%	43.68%	11.08%	12.97%	14.72%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	28.3%
Health Care	13.1%
Consumer Discretionary	12.2%
Communication Services	11.9%
Financials	11.2%
Industrials	7.9%
Consumer Staples	5.7%
Real Estate	2.7%
Materials	2.4%
Utilities	2.3%
Energy	2.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Verizon Communications, Inc.	1.5%
AT&T, Inc.	1.4%
Oracle Corp.	1.3%
j2 Global, Inc.	1.3%
International Business Machines Corp.	1.2%
SS&C Technologies Holdings, Inc.	1.2%
Automatic Data Processing, Inc.	1.2%
VeriSign, Inc.	1.2%
Jack Henry & Associates, Inc.	1.2%
Cognizant Technology Solutions Corp., Class A	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,035.00	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.50%	26.06%	9.91%	12.85%
Fund Market Price Returns	3.18%	26.02%	9.94%	12.84%
WisdomTree U.S. Multifactor Index	3.67%	26.44%	10.07%	12.99%
S&P 500® Index	9.18%	30.00%	15.99%	16.64%
S&P 500® Equal Weight Index	6.66%	40.87%	14.29%	14.32%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	26.5%
Health Care	19.3%
Consumer Staples	16.1%
Industrials	15.6%
Communication Services	6.2%
Financials	5.8%
Consumer Discretionary	4.7%
Materials	3.3%
Utilities	1.3%
Energy	0.5%
Real Estate	0.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	5.6%
Apple, Inc.	4.9%
Johnson & Johnson	4.4%
Verizon Communications, Inc.	3.9%
Pfizer, Inc.	3.5%
Procter & Gamble Co. (The)	3.4%
Coca-Cola Co. (The)	2.9%
Altria Group, Inc.	2.9%
Cisco Systems, Inc.	2.8%
PepsiCo, Inc.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,039.80	0.28%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.98%	21.19%	12.42%	15.23%	13.22%
Fund Market Price Returns	3.89%	21.07%	12.46%	15.24%	13.23%
WisdomTree U.S. Quality Dividend Growth Index	4.12%	21.59%	12.77%	15.59%	13.55%
NASDAQ U.S. Dividend AchieversTM Select Index	5.62%	21.66%	13.75%	15.15%	12.44%
S&P 500® Index	9.18%	30.00%	15.99%	16.90%	14.34%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Consumer Discretionary	15.5%
Information Technology	14.2%
Health Care	11.9%
Industrials	11.8%
Energy	6.3%
Communication Services	6.1%
Consumer Staples	5.3%
Materials	2.7%
Utilities	2.7%
Real Estate	0.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
eBay, Inc.	2.0%
Credit Acceptance Corp.	1.9%
People’s United Financial, Inc.	1.7%
Diamondback Energy, Inc.	1.6%
Juniper Networks, Inc.	1.6%
DaVita, Inc.	1.6%
Allstate Corp. (The)	1.5%
Lumen Technologies, Inc.	1.5%
Oracle Corp.	1.5%
Waters Corp.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,062.80	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	6.28%	45.85%	12.77%	15.30%	14.58%
Fund Market Price Returns[1]	6.00%	45.74%	12.79%	15.30%	14.59%
Russell 1000® Value Index	4.39%	35.01%	10.07%	10.94%	13.51%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.4%
Industrials	17.7%
Consumer Discretionary	11.7%
Real Estate	9.8%
Materials	8.9%
Consumer Staples	7.7%
Utilities	5.8%
Information Technology	4.5%
Communication Services	3.2%
Energy	1.6%
Health Care	1.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vector Group Ltd.	1.6%
B&G Foods, Inc.	1.6%
Kontoor Brands, Inc.	1.3%
Rent-A-Center, Inc.	1.3%
Compass Minerals International, Inc.	1.3%
Greif, Inc., Class A	1.2%
Commercial Metals Co.	1.1%
South Jersey Industries, Inc.	0.9%
Avista Corp.	0.9%
Patterson Cos., Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,003.40	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.34%	49.86%	4.12%	7.22%	12.21%
Fund Market Price Returns	-0.24%	49.85%	4.15%	7.23%	12.23%
WisdomTree U.S. SmallCap Dividend Index	0.51%	50.39%	4.51%	7.61%	12.46%
Russell 2000® Index	-0.25%	47.68%	10.54%	13.45%	14.63%
Russell 2000® Value Index	1.44%	63.92%	8.58%	11.03%	13.22%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.5%
Industrials	18.8%
Consumer Discretionary	15.8%
Health Care	7.2%
Information Technology	6.3%
Consumer Staples	6.0%
Communication Services	5.7%
Real Estate	4.9%
Materials	4.0%
Energy	3.4%
Utilities	1.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Navient Corp.	1.4%
United Natural Foods, Inc.	1.0%
Flagstar Bancorp, Inc.	1.0%
Atlas Air Worldwide Holdings, Inc.	0.8%
Meredith Corp.	0.8%
ODP Corp. (The)	0.8%
Atkore, Inc.	0.7%
PDC Energy, Inc.	0.7%
Innoviva, Inc.	0.7%
Rent-A-Center, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,028.50	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.85%	63.69%	8.26%	12.74%	14.31%
Fund Market Price Returns	2.15%	63.88%	8.29%	12.76%	14.33%
WisdomTree U.S. SmallCap Index	3.04%	64.50%	8.56%	13.05%	14.56%
Russell 2000® Index	-0.25%	47.68%	10.54%	13.45%	14.63%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.5%
Financials	26.5%
Consumer Discretionary	15.4%
Utilities	8.4%
Materials	6.6%
Consumer Staples	6.4%
Information Technology	5.8%
Communication Services	2.8%
Health Care	1.0%
Real Estate	0.3%
Energy	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
B&G Foods, Inc.	2.3%
Rent-A-Center, Inc.	2.3%
Avista Corp.	2.2%
Greif, Inc., Class A	2.2%
Cathay General Bancorp	1.7%
John Wiley & Sons, Inc., Class A	1.7%
Trinity Industries, Inc.	1.7%
Buckle, Inc. (The)	1.6%
Otter Tail Corp.	1.5%
Federated Hermes, Inc., Class B	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$977.40	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.26%	47.68%	8.35%	10.18%	9.71%
Fund Market Price Returns	-2.81%	47.63%	8.37%	10.19%	9.69%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-2.09%	48.32%	8.69%	10.53%	10.00%
Russell 2000® Index	-0.25%	47.68%	10.54%	13.45%	10.90%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.1%
Financials	16.1%
Consumer Staples	13.8%
Health Care	13.6%
Industrials	8.5%
Consumer Discretionary	6.6%
Communication Services	6.0%
Utilities	6.0%
Real Estate	5.3%
Materials	3.0%
Energy	0.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	5.5%
Apple, Inc.	3.9%
Johnson & Johnson	2.8%
JPMorgan Chase & Co.	2.4%
Verizon Communications, Inc.	2.2%
AT&T, Inc.	2.1%
Philip Morris International, Inc.	2.0%
Home Depot, Inc. (The)	2.0%
Procter & Gamble Co. (The)	1.9%
Altria Group, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,051.30	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.13%	28.27%	9.88%	11.44%	13.40%
Fund Market Price Returns	5.02%	28.18%	9.91%	11.43%	13.40%
WisdomTree U.S. Dividend Index	5.25%	28.70%	10.19%	11.76%	13.74%
Russell 3000® Index	8.13%	31.88%	16.00%	16.85%	16.60%
Russell 3000® Value Index	4.19%	36.64%	9.94%	10.94%	13.48%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

Factors generally are attributes that are based on its fundamentals or share price behavior.

Gross Domestic Product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period. As a broad measure of overall domestic production, it functions as a comprehensive scorecard of a country’s economic health.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The O’Neil Growth Index is a comprised of mid- and large-cap companies that provide exposure to high growth and momentum U.S. exchange-listed companies.

Price-to-Earnings refers to a company’s share price divided by its earnings per share. Lower numbers indicate an ability to access greater amounts of earnings per dollar invested. A higher number indicates that a company’s stock may be over-valued.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Value Index is an index comprised of S&P 500 Index constituents that screen favorably on measures of value such as book value, earnings, and sales to price.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The O’Neil Growth Index is calculated, distributed and marketed by O’Neil Global Advisors, Inc. (OGA), a licensed trademark of OGA, and has been licensed for use.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.7%

General Dynamics Corp.	26,887	$5,270,659

Lockheed Martin Corp.	10,899	3,761,245

Total Aerospace & Defense		9,031,904

Air Freight & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.(a)	32,096	2,792,352

United Parcel Service, Inc., Class B	29,054	5,290,733

Total Air Freight & Logistics		8,083,085

Beverages – 0.8%

Coca-Cola Co. (The)	82,073	4,306,370

Biotechnology – 3.3%

AbbVie, Inc.	64,572	6,965,382

Amgen, Inc.	17,513	3,724,139

Gilead Sciences, Inc.	101,898	7,117,575

Total Biotechnology		17,807,096

Chemicals – 5.2%

Air Products & Chemicals, Inc.	9,903	2,536,257

Celanese Corp.	20,278	3,054,678

CF Industries Holdings, Inc.	112,857	6,299,678

Dow, Inc.	135,069	7,774,571

Eastman Chemical Co.	36,528	3,679,831

International Flavors & Fragrances, Inc.	34,096	4,559,317

Total Chemicals		27,904,332

Communications Equipment – 1.1%

Cisco Systems, Inc.	104,082	5,665,183

Containers & Packaging – 2.2%

International Paper Co.	117,654	6,579,212

Packaging Corp. of America	37,144	5,105,071

Total Containers & Packaging		11,684,283

Distributors – 1.0%

Genuine Parts Co.	45,709	5,541,302

Diversified Telecommunication Services – 6.1%

AT&T, Inc.	316,865	8,558,524

Lumen Technologies, Inc.(a)	1,296,547	16,064,217

Verizon Communications, Inc.	142,610	7,702,366

Total Diversified Telecommunication Services		32,325,107

Electric Utilities – 10.8%

Avangrid, Inc.(a)	116,343	5,654,270

Duke Energy Corp.	62,851	6,133,629

Edison International	91,173	5,057,366

Evergy, Inc.	96,541	6,004,850

Exelon Corp.	124,656	6,025,871

FirstEnergy Corp.	266,961	9,509,151

Pinnacle West Capital Corp.	70,126	5,074,317

PPL Corp.	287,246	8,008,419

Southern Co. (The)	97,770	6,058,807

Total Electric Utilities		57,526,680

Electrical Equipment – 1.8%

Emerson Electric Co.	43,973	4,142,257

Hubbell, Inc.	31,267	5,649,009

Total Electrical Equipment		9,791,266

Energy Equipment & Services – 1.4%

Baker Hughes Co.	233,829	5,782,591

Halliburton Co.	75,500	1,632,310

Total Energy Equipment & Services		7,414,901

Equity Real Estate Investment Trusts (REITs) – 10.5%

AvalonBay Communities, Inc.	20,614	4,568,887

Boston Properties, Inc.	35,013	3,793,659

Equity Residential	61,883	5,007,572

Gaming and Leisure Properties, Inc.	177,698	8,230,971

Healthpeak Properties, Inc.	152,925	5,119,929

Iron Mountain, Inc.	259,491	11,274,884

Medical Properties Trust, Inc.	235,964	4,735,797

Realty Income Corp.	67,884	4,402,956

STORE Capital Corp.	118,583	3,798,214

VICI Properties, Inc.	177,978	5,056,355

Total Equity Real Estate Investment Trusts (REITs)		55,989,224

Food Products – 7.0%

Archer-Daniels-Midland Co.	80,227	4,814,422

Conagra Brands, Inc.	117,243	3,971,021

General Mills, Inc.	117,129	7,006,657

J.M. Smucker Co. (The)	55,246	6,631,177

Kellogg Co.	118,979	7,605,138

Kraft Heinz Co. (The)	196,872	7,248,827

Total Food Products		37,277,242

Health Care Providers & Services – 1.8%

Cardinal Health, Inc.	90,595	4,480,829

CVS Health Corp.	56,942	4,832,098

Total Health Care Providers & Services		9,312,927

Hotels, Restaurants & Leisure – 1.2%

McDonald’s Corp.	15,748	3,797,000

Starbucks Corp.	24,519	2,704,691

Total Hotels, Restaurants & Leisure		6,501,691

Household Durables – 2.0%

Newell Brands, Inc.	291,358	6,450,666

Whirlpool Corp.	19,296	3,933,683

Total Household Durables		10,384,349

Household Products – 1.2%

Kimberly-Clark Corp.	46,798	6,197,927

Industrial Conglomerates – 1.3%

3M Co.	40,519	7,107,843

IT Services – 3.3%

International Business Machines Corp.	58,653	8,148,661

Paychex, Inc.	39,932	4,490,354

Western Union Co. (The)	248,964	5,034,052

Total IT Services		17,673,067

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2021

Investments	Shares	Value

Leisure Products – 0.8%

Hasbro, Inc.	45,263	$4,038,365

Machinery – 2.1%

Caterpillar, Inc.	18,284	3,509,980

Cummins, Inc.	14,758	3,314,056

Snap-on, Inc.	21,378	4,466,933

Total Machinery		11,290,969

Media – 5.5%

Comcast Corp., Class A	49,739	2,781,902

Fox Corp., Class B	77,989	2,894,952

Interpublic Group of Cos., Inc. (The)	264,287	9,691,404

News Corp., Class A	87,198	2,051,769

Omnicom Group, Inc.	88,240	6,393,871

Sirius XM Holdings, Inc.(a)	194,451	1,186,151

ViacomCBS, Inc., Class B	104,357	4,123,145

Total Media		29,123,194

Metals & Mining – 2.0%

Newmont Corp.	63,825	3,465,698

Nucor Corp.	73,094	7,199,028

Total Metals & Mining		10,664,726

Multi-Utilities – 1.0%

Consolidated Edison, Inc.	75,761	5,499,491

Oil, Gas & Consumable Fuels – 2.1%

EOG Resources, Inc.	82,439	6,617,379

Pioneer Natural Resources Co.	26,145	4,353,404

Total Oil, Gas & Consumable Fuels		10,970,783

Pharmaceuticals – 4.8%

Bristol-Myers Squibb Co.	65,462	3,873,386

Eli Lilly & Co.	17,545	4,053,772

Johnson & Johnson	37,756	6,097,594

Merck & Co., Inc.	80,805	6,069,264

Pfizer, Inc.	133,268	5,731,857

Total Pharmaceuticals		25,825,873

Semiconductors & Semiconductor Equipment – 2.9%

Broadcom, Inc.	11,015	5,341,504

Intel Corp.	75,832	4,040,329

Texas Instruments, Inc.	32,568	6,259,895

Total Semiconductors & Semiconductor Equipment		15,641,728

Software – 0.9%

NortonLifeLock, Inc.	193,367	4,892,185

Specialty Retail – 3.1%

Best Buy Co., Inc.	41,551	4,392,356

Home Depot, Inc. (The)	16,936	5,559,411

Williams-Sonoma, Inc.	38,205	6,774,893

Total Specialty Retail		16,726,660

Technology Hardware, Storage & Peripherals – 2.4%

HP, Inc.	211,247	5,779,718

NetApp, Inc.	80,459	7,222,000

Total Technology Hardware, Storage & Peripherals		13,001,718

Textiles, Apparel & Luxury Goods – 0.5%

VF Corp.	37,328	2,500,603

Tobacco – 6.3%

Altria Group, Inc.	415,954	18,934,226

Philip Morris International, Inc.	154,395	14,635,102

Total Tobacco		33,569,328
TOTAL COMMON STOCKS (Cost: $460,344,435)		531,271,402

EXCHANGE-TRADED FUNDS – 0.0%

United States – 0.0%

WisdomTree U.S. LargeCap Dividend Fund(b)	353	42,109

WisdomTree U.S. MidCap Dividend Fund(b)	1,015	42,072

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $82,249)		84,181

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $79,925)	79,925	79,925

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $460,506,609)		531,435,508

Other Assets less Liabilities – 0.4%		1,923,389

NET ASSETS – 100.0%		$533,358,897
(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,583,402 and the total market value of the collateral held by the Fund was $16,902,831. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,822,906.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$177,066	$2,453,782	$2,591,513	$31,218	$(28,444)	$42,109	$7,679
WisdomTree U.S. MidCap Dividend Fund	179,020	2,436,000	2,585,460	62,151	(49,639)	42,072	7,770
Total	$356,086	$4,889,782	$5,176,973	$93,369	$(78,083)	$84,181	$15,449

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$531,271,402	$—	$—	$531,271,402
Exchange-Traded Funds	84,181	—	—	84,181
Investment of Cash Collateral for Securities Loaned	—	79,925	—	79,925
Total Investments in Securities	$531,355,583	$79,925	$—	$531,435,508

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Air Freight & Logistics – 1.0%

Expeditors International of Washington, Inc.	1,532	$182,507

FedEx Corp.	1,240	271,920

United Parcel Service, Inc., Class B	2,755	501,685

Total Air Freight & Logistics		956,112

Auto Components – 0.4%

BorgWarner, Inc.	4,491	194,056

Lear Corp.	1,130	176,822

Total Auto Components		370,878

Automobiles – 0.7%

Ford Motor Co.*	20,879	295,647

General Motors Co.*	6,664	351,259

Total Automobiles		646,906

Banks – 4.8%

Bank of America Corp.	18,764	796,532

Citigroup, Inc.	6,487	455,258

Comerica, Inc.	2,574	207,207

Fifth Third Bancorp	5,624	238,683

First Horizon Corp.	9,398	153,093

JPMorgan Chase & Co.	6,129	1,003,256

KeyCorp	11,701	252,976

People’s United Financial, Inc.	3,856	67,364

Pinnacle Financial Partners, Inc.	933	87,777

PNC Financial Services Group, Inc. (The)	1,757	343,739

Regions Financial Corp.	9,909	211,161

Truist Financial Corp.	5,069	297,297

U.S. Bancorp	5,692	338,332

Total Banks		4,452,675

Beverages – 1.1%

Constellation Brands, Inc., Class A	748	157,596

Keurig Dr. Pepper, Inc.	7,173	245,030

Molson Coors Beverage Co., Class B	3,636	168,638

PepsiCo, Inc.	3,137	471,836

Total Beverages		1,043,100

Biotechnology – 2.4%

AbbVie, Inc.	4,074	439,462

Amgen, Inc.	1,537	326,843

Biogen, Inc.*	743	210,262

BioMarin Pharmaceutical, Inc.*	1,587	122,659

Gilead Sciences, Inc.	4,186	292,392

Moderna, Inc.*	760	292,494

Regeneron Pharmaceuticals, Inc.*	388	234,810

Seagen, Inc.*	491	83,372

United Therapeutics Corp.*	451	83,246

Vertex Pharmaceuticals, Inc.*	860	155,995

Total Biotechnology		2,241,535

Building Products – 0.9%

Carrier Global Corp.	3,307	171,170

Fortune Brands Home & Security, Inc.	1,422	127,155

Lennox International, Inc.	539	158,558

Masco Corp.	3,665	203,591

Owens Corning	2,485	212,467

Total Building Products		872,941

Capital Markets – 2.1%

Affiliated Managers Group, Inc.	700	105,763

Bank of New York Mellon Corp. (The)	5,213	270,242

CBOE Global Markets, Inc.	581	71,963

Goldman Sachs Group, Inc. (The)	1,028	388,615

Jefferies Financial Group, Inc.	415	15,409

Moody’s Corp.	704	249,997

Morgan Stanley	4,780	465,142

S&P Global, Inc.	835	354,783

Total Capital Markets		1,921,914

Chemicals – 0.9%

Dow, Inc.	4,837	278,418

Mosaic Co. (The)	6,412	229,036

Sherwin-Williams Co. (The)	1,282	358,614

Total Chemicals		866,068

Commercial Services & Supplies – 0.6%

Republic Services, Inc.	1,901	228,234

Waste Management, Inc.	1,957	292,298

Total Commercial Services & Supplies		520,532

Communications Equipment – 1.6%

Cisco Systems, Inc.	15,797	859,831

Juniper Networks, Inc.	9,430	259,513

Motorola Solutions, Inc.	1,593	370,086

Total Communications Equipment		1,489,430

Construction & Engineering – 0.2%

EMCOR Group, Inc.	1,383	159,571

Consumer Finance – 1.5%

Ally Financial, Inc.	3,451	176,174

American Express Co.	2,712	454,341

Capital One Financial Corp.	2,020	327,180

Credit Acceptance Corp.*	24	14,047

Discover Financial Services	1,524	187,223

OneMain Holdings, Inc.	1,237	68,443

Santander Consumer USA Holdings, Inc.	500	20,850

Synchrony Financial	3,721	181,883

Total Consumer Finance		1,430,141

Containers & Packaging – 0.9%

Avery Dennison Corp.	945	195,813

Berry Global Group, Inc.*	2,676	162,915

Crown Holdings, Inc.	2,281	229,879

Sealed Air Corp.	3,781	207,161

Total Containers & Packaging		795,768

Distributors – 0.3%

Genuine Parts Co.	995	120,624

LKQ Corp.*	999	50,269

Pool Corp.	146	63,424

Total Distributors		234,317

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2021

Investments	Shares	Value

Diversified Consumer Services – 0.1%

Service Corp. International	1,356	$81,713

Diversified Financial Services – 0.2%

Voya Financial, Inc.	2,840	174,348

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	26,505	715,900

Verizon Communications, Inc.	13,901	750,793

Total Diversified Telecommunication Services		1,466,693

Electric Utilities – 1.2%

Avangrid, Inc.	5,194	252,428

Edison International	4,883	270,860

Eversource Energy	3,558	290,902

Exelon Corp.	7,232	349,595

Total Electric Utilities		1,163,785

Electrical Equipment – 0.6%

Acuity Brands, Inc.	724	125,520

Emerson Electric Co.	2,847	268,187

Vertiv Holdings Co.	5,047	121,582

Total Electrical Equipment		515,289

Electronic Equipment, Instruments & Components – 1.2%

Arrow Electronics, Inc.*	2,185	245,354

CDW Corp.	1,223	222,610

Jabil, Inc.	4,326	252,509

Keysight Technologies, Inc.*	1,888	310,179

SYNNEX Corp.	1,028	107,015

Total Electronic Equipment, Instruments & Components		1,137,667

Entertainment – 0.3%

Activision Blizzard, Inc.	2,513	194,481

Take-Two Interactive Software, Inc.*	379	58,393

Total Entertainment		252,874

Equity Real Estate Investment Trusts (REITs) – 2.1%

AvalonBay Communities, Inc.	1,146	253,999

Brixmor Property Group, Inc.	7,605	168,147

CoreSite Realty Corp.	888	123,024

CubeSmart	3,939	190,845

Iron Mountain, Inc.	6,318	274,517

Kilroy Realty Corp.	3,782	250,406

Kimco Realty Corp.	9,621	199,636

Lamar Advertising Co., Class A	1,341	152,136

Life Storage, Inc.	639	73,319

Public Storage	871	258,774

Total Equity Real Estate Investment Trusts (REITs)		1,944,803

Food Products – 2.7%

Archer-Daniels-Midland Co.	3,317	199,053

Campbell Soup Co.	5,041	210,764

Conagra Brands, Inc.	6,100	206,607

Darling Ingredients, Inc.*	1,938	139,342

General Mills, Inc.	4,240	253,637

Hershey Co. (The)	1,377	233,057

Hormel Foods Corp.	3,671	150,511

J.M. Smucker Co. (The)	1,209	145,116

Kellogg Co.	3,347	213,940

Kraft Heinz Co. (The)	5,119	188,482

McCormick & Co., Inc., Non-Voting Shares	2,497	202,332

Mondelez International, Inc., Class A	4,766	277,286

Tyson Foods, Inc., Class A	1,491	117,700

Total Food Products		2,537,827

Gas Utilities – 0.2%

Atmos Energy Corp.	1,764	155,585

Health Care Equipment & Supplies – 2.9%

Abbott Laboratories	4,047	478,072

Baxter International, Inc.	2,922	235,017

Becton, Dickinson and Co.	1,087	267,206

Boston Scientific Corp.*	5,920	256,869

Cooper Cos., Inc. (The)	51	21,079

Danaher Corp.	1,473	448,440

Dentsply Sirona, Inc.	2,309	134,037

Edwards Lifesciences Corp.*	2,611	295,591

Hill-Rom Holdings, Inc.	809	121,350

Hologic, Inc.*	1,572	116,029

ResMed, Inc.	594	156,549

West Pharmaceutical Services, Inc.	475	201,657

Total Health Care Equipment & Supplies		2,731,896

Health Care Providers & Services – 3.7%

AmerisourceBergen Corp.	1,469	175,472

Anthem, Inc.	749	279,227

Cardinal Health, Inc.	2,877	142,296

Centene Corp.*	2,138	133,219

Chemed Corp.	36	16,744

Cigna Corp.	1,222	244,596

CVS Health Corp.	3,751	318,310

DaVita, Inc.*	1,283	149,162

Encompass Health Corp.	852	63,934

HCA Healthcare, Inc.	943	228,885

Henry Schein, Inc.*	1,640	124,902

Humana, Inc.	573	222,983

Laboratory Corp. of America Holdings*	450	126,648

McKesson Corp.	919	183,230

Quest Diagnostics, Inc.	1,220	177,278

Tenet Healthcare Corp.*	1,651	109,693

UnitedHealth Group, Inc.	1,745	681,841

Universal Health Services, Inc., Class B	422	58,392

Total Health Care Providers & Services		3,436,812

Health Care Technology – 0.3%

Cerner Corp.	2,071	146,047

Change Healthcare, Inc.*	4,016	84,095

Omnicell, Inc.*	487	72,285

Total Health Care Technology		302,427

Hotels, Restaurants & Leisure – 1.8%

Chipotle Mexican Grill, Inc.*	120	218,103

Darden Restaurants, Inc.	1,505	227,962

Domino’s Pizza, Inc.	236	112,563

McDonald’s Corp.	1,939	467,512

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2021

Investments	Shares	Value

Starbucks Corp.	3,549	$391,490

Texas Roadhouse, Inc.	777	70,964

Yum! Brands, Inc.	1,869	228,597

Total Hotels, Restaurants & Leisure		1,717,191

Household Durables – 0.7%

Mohawk Industries, Inc.*	791	140,323

Newell Brands, Inc.	6,862	151,925

PulteGroup, Inc.	2,373	108,968

Tempur Sealy International, Inc.	2,032	94,305

Whirlpool Corp.	938	191,221

Total Household Durables		686,742

Household Products – 1.7%

Church & Dwight Co., Inc.	2,053	169,516

Clorox Co. (The)	1,343	222,414

Colgate-Palmolive Co.	3,474	262,565

Kimberly-Clark Corp.	1,739	230,313

Procter & Gamble Co. (The)	5,015	701,097

Total Household Products		1,585,905

Industrial Conglomerates – 0.4%

3M Co.	2,147	376,627

Insurance – 3.2%

Aflac, Inc.	4,689	244,438

Alleghany Corp.*	59	36,840

Allstate Corp. (The)	2,144	272,953

American Financial Group, Inc.	415	52,219

American International Group, Inc.	3,701	203,148

Assurant, Inc.	874	137,874

Cincinnati Financial Corp.	680	77,670

First American Financial Corp.	1,364	91,456

Hartford Financial Services Group, Inc. (The)	3,836	269,479

Lincoln National Corp.	3,038	208,862

Marsh & McLennan Cos., Inc.	1,945	294,531

MetLife, Inc.	4,676	288,649

Old Republic International Corp.	11	254

Progressive Corp. (The)	2,677	241,974

Prudential Financial, Inc.	2,565	269,838

Travelers Cos., Inc. (The)	1,511	229,687

W.R. Berkley Corp.	1,531	112,039

Total Insurance		3,031,911

Interactive Media & Services – 7.2%

Alphabet, Inc., Class A*	1,574	4,208,121

Facebook, Inc., Class A*	6,696	2,272,555

ZoomInfo Technologies, Inc., Class A*	4,690	286,981

Total Interactive Media & Services		6,767,657

Internet & Direct Marketing Retail – 3.4%

Amazon.com, Inc.*	901	2,959,821

eBay, Inc.	3,744	260,844

Total Internet & Direct Marketing Retail		3,220,665

IT Services – 4.7%

Akamai Technologies, Inc.*	2,371	247,983

Automatic Data Processing, Inc.	2,285	456,817

Broadridge Financial Solutions, Inc.	1,268	211,299

Cognizant Technology Solutions Corp., Class A	4,555	338,027

DXC Technology Co.*	6,713	225,624

EPAM Systems, Inc.*	372	212,219

Gartner, Inc.*	739	224,567

International Business Machines Corp.	3,930	545,995

Jack Henry & Associates, Inc.	767	125,834

VeriSign, Inc.*	858	175,899

Visa, Inc., Class A	6,698	1,491,979

Western Union Co. (The)	8,330	168,433

Total IT Services		4,424,676

Leisure Products – 0.5%

Brunswick Corp.	1,276	121,564

Hasbro, Inc.	2,385	212,790

Mattel, Inc.*	7,223	134,059

Total Leisure Products		468,413

Life Sciences Tools & Services – 1.6%

Agilent Technologies, Inc.	1,620	255,199

Avantor, Inc.*	1,990	81,391

Bio-Rad Laboratories, Inc., Class A*	98	73,103

IQVIA Holdings, Inc.*	605	144,922

Mettler-Toledo International, Inc.*	151	207,981

Syneos Health, Inc.*	594	51,963

Thermo Fisher Scientific, Inc.	912	521,053

Waters Corp.*	398	142,205

Total Life Sciences Tools & Services		1,477,817

Machinery – 2.1%

AGCO Corp.	1,564	191,637

Caterpillar, Inc.	1,959	376,069

Deere & Co.	1,137	380,975

Dover Corp.	1,047	162,809

Lincoln Electric Holdings, Inc.	1,647	212,117

Otis Worldwide Corp.	1,829	150,490

Snap-on, Inc.	523	109,281

Stanley Black & Decker, Inc.	1,378	241,577

Toro Co. (The)	1,352	131,698

Total Machinery		1,956,653

Media – 2.6%

Charter Communications, Inc., Class A*	532	387,062

Comcast Corp., Class A	13,258	741,520

Discovery, Inc., Class A*	2,919	74,084

DISH Network Corp., Class A*	1,977	85,920

Fox Corp., Class A	2,315	92,855

Interpublic Group of Cos., Inc. (The)	6,732	246,862

New York Times Co. (The), Class A	2,777	136,823

News Corp., Class A	8,156	191,911

Omnicom Group, Inc.	2,532	183,469

Sirius XM Holdings, Inc.(a)	17,174	104,761

ViacomCBS, Inc., Class B	4,786	189,095

Total Media		2,434,362

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2021

Investments	Shares	Value

Metals & Mining – 0.7%

Newmont Corp.	5,635	$305,980

Nucor Corp.	1,677	165,168

Steel Dynamics, Inc.	2,955	172,808

United States Steel Corp.(a)	1,512	33,219

Total Metals & Mining		677,175

Multi-Utilities – 0.7%

Consolidated Edison, Inc.	3,656	265,389

Sempra Energy	2,793	353,315

Total Multi-Utilities		618,704

Multiline Retail – 0.8%

Kohl’s Corp.	3,013	141,882

Macy’s, Inc.	8,409	190,043

Target Corp.	1,771	405,152

Total Multiline Retail		737,077

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The), Class A	1,007	302,029

Pharmaceuticals – 2.5%

Bristol-Myers Squibb Co.	5,921	350,346

Eli Lilly & Co.	2,053	474,346

Johnson & Johnson	4,782	772,293

Merck & Co., Inc.	3,585	269,269

Pfizer, Inc.	11,696	503,045

Total Pharmaceuticals		2,369,299

Professional Services – 1.1%

Booz Allen Hamilton Holding Corp.	2,568	203,771

Equifax, Inc.	463	117,334

Leidos Holdings, Inc.	2,656	255,321

ManpowerGroup, Inc.	1,878	203,350

Robert Half International, Inc.	2,068	207,482

Total Professional Services		987,258

Real Estate Management & Development – 0.7%

CBRE Group, Inc., Class A*	3,981	387,590

Jones Lang LaSalle, Inc.*	1,207	299,445

Total Real Estate Management & Development		687,035

Road & Rail – 1.0%

AMERCO	86	55,559

JB Hunt Transport Services, Inc.	555	92,807

Kansas City Southern	857	231,938

Knight-Swift Transportation Holdings, Inc.	824	42,148

Landstar System, Inc.	208	32,827

Norfolk Southern Corp.	1,362	325,858

XPO Logistics, Inc.*	1,409	112,128

Total Road & Rail		893,265

Semiconductors & Semiconductor Equipment – 3.1%

Amkor Technology, Inc.	7,343	183,208

Applied Materials, Inc.	4,355	560,619

First Solar, Inc.*	3,369	321,605

Intel Corp.	15,676	835,217

Lam Research Corp.	706	401,820

QUALCOMM, Inc.	4,526	583,763

Total Semiconductors & Semiconductor Equipment		2,886,232

Software – 11.0%

Adobe, Inc.*	1,676	964,907

Aspen Technology, Inc.*	681	83,627

Autodesk, Inc.*	1,663	474,238

Citrix Systems, Inc.	2,153	231,168

Dolby Laboratories, Inc., Class A	884	77,792

Dropbox, Inc., Class A*	4,064	118,750

Intuit, Inc.	1,223	659,821

j2 Global, Inc.*	71	9,700

Microsoft Corp.	19,744	5,566,228

NortonLifeLock, Inc.	11,312	286,193

Nuance Communications, Inc.*	3,807	209,537

Oracle Corp.	9,984	869,906

SS&C Technologies Holdings, Inc.	707	49,066

Synopsys, Inc.*	871	260,786

VMware, Inc., Class A*	2,929	435,542

Total Software		10,297,261

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	509	106,325

AutoNation, Inc.*	846	103,009

AutoZone, Inc.*	120	203,759

Best Buy Co., Inc.	2,435	257,404

Burlington Stores, Inc.*	482	136,681

Gap, Inc. (The)	9,393	213,221

Lowe’s Cos., Inc.	2,191	444,466

O’Reilly Automotive, Inc.*	191	116,712

Penske Automotive Group, Inc.	1,343	135,106

Tractor Supply Co.	1,072	217,198

Williams-Sonoma, Inc.	915	162,257

Total Specialty Retail		2,096,138

Technology Hardware, Storage & Peripherals – 7.5%

Apple, Inc.	42,410	6,001,015

Hewlett Packard Enterprise Co.	22,644	322,677

HP, Inc.	13,768	376,693

NetApp, Inc.	3,115	279,602

Total Technology Hardware, Storage & Peripherals		6,979,987

Textiles, Apparel & Luxury Goods – 1.2%

Crocs, Inc.*	496	71,166

Deckers Outdoor Corp.*	502	180,820

NIKE, Inc., Class B	3,940	572,206

Tapestry, Inc.	4,121	152,560

Under Armour, Inc., Class A*	6,027	121,625

Total Textiles, Apparel & Luxury Goods		1,098,377

Trading Companies & Distributors – 0.3%

W.W. Grainger, Inc.	626	246,056

Water Utilities – 0.4%
American Water Works Co., Inc.	2,092	353,632

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $72,069,710)		93,281,751

Other Assets less Liabilities – 0.1%		84,988

NET ASSETS – 100.0%		$93,366,739

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2021

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $94,501 and the total market value of the collateral held by the Fund was $96,648, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$93,281,751	$—	$—	$93,281,751
Total Investments in Securities	$93,281,751	$—	$—	$93,281,751

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

United States – 99.0%

Automobiles – 1.9%

General Motors Co.*	5,225	$275,410

Banks – 3.9%

Signature Bank	975	265,473

Western Alliance Bancorp	2,659	289,352

Total Banks		554,825

Biotechnology – 1.5%

Moderna, Inc.*	571	219,755

Building Products – 1.2%

Carrier Global Corp.	3,219	166,615

Capital Markets – 6.6%

Blackstone, Inc.	1,160	134,954

Carlyle Group, Inc. (The)	3,104	146,757

Evercore, Inc., Class A	1,844	246,488

KKR & Co., Inc.	2,354	143,312

Stifel Financial Corp.	4,021	273,267

Total Capital Markets		944,778

Chemicals – 2.8%

Albemarle Corp.	515	112,769

Element Solutions, Inc.	13,304	288,431

Total Chemicals		401,200

Construction & Engineering – 1.7%

MasTec, Inc.*	2,852	246,071

Construction Materials – 0.9%

Eagle Materials, Inc.	936	122,766

Distributors – 1.1%

LKQ Corp.*	3,133	157,653

Electrical Equipment – 2.9%

Generac Holdings, Inc.*	331	135,270

Plug Power, Inc.*	10,706	273,431

Total Electrical Equipment		408,701

Electronic Equipment, Instruments & Components – 2.9%

Arrow Electronics, Inc.*	1,561	175,285

Zebra Technologies Corp., Class A*	468	241,216

Total Electronic Equipment, Instruments & Components		416,501

Entertainment – 2.4%

AMC Entertainment Holdings, Inc., Class A*	2,498	95,074

Roku, Inc.*	771	241,593

Total Entertainment		336,667

Food Products – 1.8%

Darling Ingredients, Inc.*	3,629	260,925

Health Care Equipment & Supplies – 2.1%

Globus Medical, Inc., Class A*	1,986	152,167

Inmode Ltd.*	911	145,259

Total Health Care Equipment & Supplies		297,426

Health Care Technology – 1.0%

Omnicell, Inc.*	1,013	150,360

Household Durables – 1.7%

Mohawk Industries, Inc.*	1,361	241,441

Interactive Media & Services – 3.7%

Snap, Inc., Class A*	3,726	275,240

Twitter, Inc.*	4,204	253,879

Total Interactive Media & Services		529,119

IT Services – 2.5%

Cloudflare, Inc., Class A*	2,030	228,680

EPAM Systems, Inc.*	228	130,069

Total IT Services		358,749

Leisure Products – 3.4%

Mattel, Inc.*	13,782	255,794

YETI Holdings, Inc.*	2,725	233,505

Total Leisure Products		489,299

Life Sciences Tools & Services – 2.0%

Avantor, Inc.*	3,530	144,377

Bruker Corp.	1,791	139,877

Total Life Sciences Tools & Services		284,254

Machinery – 2.6%

Deere & Co.	701	234,884

Middleby Corp. (The)*	819	139,648

Total Machinery		374,532

Metals & Mining – 5.1%

Alcoa Corp.*	5,176	253,314

Cleveland-Cliffs, Inc.*	11,895	235,640

Freeport-McMoRan, Inc.	7,293	237,241

Total Metals & Mining		726,195

Paper & Forest Products – 1.7%

Louisiana-Pacific Corp.	4,069	249,715

Personal Products – 0.9%

Estee Lauder Cos., Inc. (The), Class A	451	135,268

Real Estate Management & Development – 2.0%

Jones Lang LaSalle, Inc.*	1,156	286,792

Road & Rail – 5.8%

AMERCO	225	145,357

Avis Budget Group, Inc.*	1,432	166,842

Saia, Inc.*	1,127	268,260

XPO Logistics, Inc.*	3,045	242,321

Total Road & Rail		822,780

Semiconductors & Semiconductor Equipment – 11.9%

Applied Materials, Inc.	1,873	241,111

Enphase Energy, Inc.*	1,619	242,801

Lam Research Corp.	424	241,320

Lattice Semiconductor Corp.*	4,332	280,064

Monolithic Power Systems, Inc.	289	140,073

ON Semiconductor Corp.*	3,187	145,869

Silicon Laboratories, Inc.*	990	138,758

Synaptics, Inc.*	1,494	268,517

Total Semiconductors & Semiconductor Equipment		1,698,513

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2021

Investments	Shares	Value

Software – 4.5%

Crowdstrike Holdings, Inc., Class A*	1,049	$257,823

Fortinet, Inc.*	400	116,816

HubSpot, Inc.*	184	124,401

j2 Global, Inc.*	1,062	145,090

Total Software		644,130

Specialty Retail – 8.5%

AutoNation, Inc.*	2,437	296,729

Bath & Body Works, Inc.	2,325	146,545

Five Below, Inc.*	1,359	240,285

GameStop Corp., Class A*	1,346	236,182

RH*	215	143,386

Williams-Sonoma, Inc.	833	147,716

Total Specialty Retail		1,210,843

Textiles, Apparel & Luxury Goods – 6.2%

Capri Holdings Ltd.*	5,032	243,599

Crocs, Inc.*	1,908	273,760

Deckers Outdoor Corp.*	654	235,571

Skechers U.S.A., Inc., Class A*	3,053	128,592

Total Textiles, Apparel & Luxury Goods		881,522

Trading Companies & Distributors – 1.8%

United Rentals, Inc.*	751	263,548
Total United States		14,156,353

Luxembourg – 1.0%

Metals & Mining – 1.0%
ArcelorMittal S.A.	4,645	140,093

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $14,827,811)		14,296,446

Other Assets less Liabilities – 0.0%		5,836

NET ASSETS – 100.0%		$14,302,282
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,296,446	$—	$—	$14,296,446
Total Investments in Securities	$14,296,446	$—	$—	$14,296,446

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Banks – 11.3%

ACNB Corp.(a)	1,670	$46,760

American National Bankshares, Inc.	1,765	58,316

Arrow Financial Corp.	2,331	80,089

Associated Banc-Corp.	30,242	647,784

Atlantic Union Bankshares Corp.	10,427	384,235

Bank of Hawaii Corp.	5,956	489,405

Bank OZK	20,159	866,434

Banner Corp.	5,816	321,101

Bar Harbor Bankshares	2,138	59,971

Brookline Bancorp, Inc.	13,846	211,290

Bryn Mawr Bank Corp.	3,280	150,716

Camden National Corp.	2,381	114,050

Cathay General Bancorp	15,019	621,636

Central Pacific Financial Corp.	6,111	156,931

Citigroup, Inc.	321,575	22,568,134

Citizens & Northern Corp.	3,717	93,891

City Holding Co.(a)	3,292	256,480

CNB Financial Corp.	2,413	58,732

Columbia Banking System, Inc.	10,729	407,595

Community Trust Bancorp, Inc.	3,354	141,203

Cullen/Frost Bankers, Inc.	9,438	1,119,536

CVB Financial Corp.	23,011	468,734

Dime Community Bancshares, Inc.	7,402	241,749

Farmers National Banc Corp.	5,553	87,238

Fifth Third Bancorp	125,823	5,339,928

Financial Institutions, Inc.	3,365	103,137

First Bancorp, Inc. (The)	3,298	96,104

First Busey Corp.	9,669	238,147

First Commonwealth Financial Corp.	18,118	246,948

First Community Bankshares, Inc.	3,784	120,028

First Financial Bancorp	23,028	539,086

First Hawaiian, Inc.	26,210	769,264

First Horizon Corp.	115,470	1,881,006

First Interstate BancSystem, Inc., Class A(a)	6,808	274,090

First of Long Island Corp. (The)	4,202	86,561

Flushing Financial Corp.	8,199	185,297

Fulton Financial Corp.	27,871	425,869

HBT Financial, Inc.	6,841	106,378

Heritage Commerce Corp.	14,810	172,240

Heritage Financial Corp.	5,112	130,356

Hope Bancorp, Inc.	28,413	410,284

Horizon Bancorp, Inc.	6,147	111,691

Independent Bank Corp.	4,726	101,514

International Bancshares Corp.	8,920	371,429

Investors Bancorp, Inc.	52,332	790,737

Lakeland Bancorp, Inc.	8,319	146,664

M&T Bank Corp.	20,046	2,993,670

Macatawa Bank Corp.	8,874	71,258

Mercantile Bank Corp.	3,041	97,403

Midland States Bancorp, Inc.	6,065	149,987

MidWestOne Financial Group, Inc.	2,694	81,251

NBT Bancorp, Inc.	6,663	240,668

Norwood Financial Corp.	1,563	40,185

OceanFirst Financial Corp.	10,739	229,922

Old National Bancorp	24,673	418,207

Pacific Premier Bancorp, Inc.	15,759	653,053

Park National Corp.(a)	2,901	353,777

People’s United Financial, Inc.	104,910	1,832,778

Peoples Bancorp, Inc.	4,922	155,584

Peoples Financial Services Corp.	979	44,613

Primis Financial Corp.	4,286	61,976

Regions Financial Corp.	171,537	3,655,453

Sandy Spring Bancorp, Inc.	8,341	382,185

Sierra Bancorp	2,991	72,621

Simmons First National Corp., Class A	15,702	464,151

Southside Bancshares, Inc.	6,168	236,173

Synovus Financial Corp.	27,282	1,197,407

Tompkins Financial Corp.	2,026	163,924

Truist Financial Corp.	230,881	13,541,171

Trustmark Corp.(a)	9,229	297,358

U.S. Bancorp	246,915	14,676,628

Umpqua Holdings Corp.	55,511	1,124,098

United Bankshares, Inc.	26,250	954,975

Univest Financial Corp.	5,611	153,685

Valley National Bancorp	81,198	1,080,745

Washington Trust Bancorp, Inc.	3,639	192,794

Webster Financial Corp.	15,631	851,264

WesBanco, Inc.	12,903	439,734

West Bancorp, Inc.(a)	4,626	138,919

Total Banks		89,346,385

Beverages – 3.9%

Coca-Cola Co. (The)	589,505	30,931,327

Biotechnology – 7.2%

AbbVie, Inc.	366,328	39,515,801

Gilead Sciences, Inc.	250,348	17,486,808

Total Biotechnology		57,002,609

Capital Markets – 2.7%

Ares Management Corp., Class A	31,603	2,333,249

Artisan Partners Asset Management, Inc., Class A	28,202	1,379,642

B. Riley Financial, Inc.(a)	7,202	425,206

Blackstone, Inc.	101,993	11,865,866

Federated Hermes, Inc., Class B	16,198	526,435

Franklin Resources, Inc.	99,706	2,963,262

GCM Grosvenor, Inc., Class A(a)	68,726	791,724

Moelis & Co., Class A	12,764	789,709

Virtu Financial, Inc., Class A	22,710	554,805

Total Capital Markets		21,629,898

Chemicals – 1.6%

Cabot Corp.	8,570	429,528

Chemours Co. (The)	27,407	796,448

Dow, Inc.	171,356	9,863,251

Kronos Worldwide, Inc.	25,440	315,710

Olin Corp.	23,995	1,157,759

Total Chemicals		12,562,696

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2021

Investments	Shares	Value

Commercial Services & Supplies – 0.2%

ACCO Brands Corp.	12,883	$110,665

Deluxe Corp.	8,181	293,616

Ennis, Inc.	6,173	116,361

Healthcare Services Group, Inc.	11,035	275,765

HNI Corp.(a)	6,374	234,053

NL Industries, Inc.	5,824	33,546

Pitney Bowes, Inc.	26,324	189,796

Steelcase, Inc., Class A	12,486	158,323

Total Commercial Services & Supplies		1,412,125

Communications Equipment – 4.4%

Cisco Systems, Inc.	612,667	33,347,465

Juniper Networks, Inc.	53,701	1,477,851

Total Communications Equipment		34,825,316

Consumer Finance – 0.3%

Navient Corp.	55,616	1,097,304

OneMain Holdings, Inc.	25,058	1,386,459

Total Consumer Finance		2,483,763

Containers & Packaging – 0.6%

Greif, Inc., Class B	5,439	352,447

International Paper Co.	74,138	4,145,797

Myers Industries, Inc.	4,919	96,265

Total Containers & Packaging		4,594,509

Diversified Consumer Services – 0.2%

H&R Block, Inc.	56,039	1,400,975

Diversified Telecommunication Services – 9.6%

AT&T, Inc.	1,256,166	33,929,044

Cogent Communications Holdings, Inc.	10,486	742,828

Lumen Technologies, Inc.(a)	480,659	5,955,365

Verizon Communications, Inc.	645,469	34,861,781

Total Diversified Telecommunication Services		75,489,018

Electric Utilities – 8.8%

ALLETE, Inc.	9,601	571,452

American Electric Power Co., Inc.	79,258	6,434,164

Avangrid, Inc.	54,120	2,630,232

Duke Energy Corp.	138,803	13,545,785

Edison International	68,583	3,804,299

Entergy Corp.	33,076	3,284,778

Evergy, Inc.	39,142	2,434,632

Exelon Corp.	161,488	7,806,330

FirstEnergy Corp.	124,642	4,439,748

Genie Energy Ltd., Class B(a)	6,945	45,351

Hawaiian Electric Industries, Inc.	16,962	692,558

NRG Energy, Inc.	39,838	1,626,586

OGE Energy Corp.	44,405	1,463,589

Otter Tail Corp.	6,550	366,603

Pinnacle West Capital Corp.	20,901	1,512,396

Portland General Electric Co.	15,808	742,818

PPL Corp.	202,921	5,657,437

Southern Co. (The)	200,173	12,404,721

Total Electric Utilities		69,463,479

Electrical Equipment – 0.0%

Powell Industries, Inc.(a)	1,783	43,808

Energy Equipment & Services – 0.4%

Archrock, Inc.	43,098	355,559

Baker Hughes Co.	97,014	2,399,156

Total Energy Equipment & Services		2,754,715

Equity Real Estate Investment Trusts (REITs) – 5.4%

Agree Realty Corp.	3,161	209,353

Alexander’s, Inc.	498	129,789

American Assets Trust, Inc.	3,820	142,944

American Campus Communities, Inc.	9,676	468,802

Armada Hoffler Properties, Inc.	4,542	60,727

AvalonBay Communities, Inc.	8,940	1,981,462

Bluerock Residential Growth REIT, Inc.(a)	2,686	34,220

Boston Properties, Inc.	10,002	1,083,717

Brandywine Realty Trust	17,610	236,326

Brixmor Property Group, Inc.	26,413	583,991

BRT Apartments Corp.	1,100	21,208

Camden Property Trust	5,608	827,012

CareTrust REIT, Inc.	7,183	145,959

CatchMark Timber Trust, Inc., Class A(a)	3,950	46,887

Centerspace	1,320	124,740

Columbia Property Trust, Inc.	12,102	230,180

Community Healthcare Trust, Inc.	1,410	63,718

CoreSite Realty Corp.	4,409	610,823

Corporate Office Properties Trust	8,203	221,317

Cousins Properties, Inc.	8,387	312,751

Crown Castle International Corp.	23,837	4,131,429

CubeSmart	19,158	928,205

Douglas Emmett, Inc.	9,955	314,678

Easterly Government Properties, Inc.(a)	6,762	139,703

Equity Residential	24,876	2,012,966

Essential Properties Realty Trust, Inc.	7,872	219,786

Essex Property Trust, Inc.	3,642	1,164,493

Extra Space Storage, Inc.	10,290	1,728,617

Four Corners Property Trust, Inc.	8,092	217,351

Gaming and Leisure Properties, Inc.	31,688	1,467,788

Getty Realty Corp.	5,350	156,809

Gladstone Commercial Corp.	4,174	87,779

Gladstone Land Corp.	991	22,565

Global Medical REIT, Inc.	4,820	70,854

Healthcare Realty Trust, Inc.	13,775	410,219

Healthcare Trust of America, Inc., Class A	17,967	532,901

Healthpeak Properties, Inc.	44,443	1,487,952

Highwoods Properties, Inc.	8,056	353,336

Hudson Pacific Properties, Inc.	9,391	246,702

Independence Realty Trust, Inc.	5,088	103,541

Industrial Logistics Properties Trust	8,837	224,548

Iron Mountain, Inc.	38,270	1,662,831

iStar, Inc.(a)	3,798	95,254

Kimco Realty Corp.	39,925	828,444

Lexington Realty Trust	28,361	361,603

Life Storage, Inc.	4,500	516,330

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2021

Investments	Shares	Value

LTC Properties, Inc.(a)	4,002	$126,823

Medical Properties Trust, Inc.	45,559	914,369

Monmouth Real Estate Investment Corp.	6,512	121,449

National Health Investors, Inc.	4,879	261,026

National Retail Properties, Inc.	14,860	641,803

National Storage Affiliates Trust	7,193	379,718

NETSTREIT Corp.	1,860	43,989

Office Properties Income Trust	6,975	176,677

One Liberty Properties, Inc.	2,597	79,183

Paramount Group, Inc.	14,940	134,311

Physicians Realty Trust	16,842	296,756

Piedmont Office Realty Trust, Inc., Class A	10,979	191,364

Plymouth Industrial REIT, Inc.	2,778	63,200

PotlatchDeltic Corp.	5,264	271,517

Public Storage	15,525	4,612,477

Rayonier, Inc.	7,565	269,919

Realty Income Corp.	26,649	1,728,454

Retail Value, Inc.	3,303	86,968

Sabra Health Care REIT, Inc.	22,564	332,142

Saul Centers, Inc.	2,245	98,915

SL Green Realty Corp.	6,740	477,462

Spirit Realty Capital, Inc.	11,181	514,773

STAG Industrial, Inc.	11,922	467,938

STORE Capital Corp.	18,999	608,538

UDR, Inc.	18,244	966,567

UMH Properties, Inc.(a)	2,962	67,830

Uniti Group, Inc.(a)	20,254	250,542

Universal Health Realty Income Trust	746	41,231

Urstadt Biddle Properties, Inc., Class A	2,269	42,952

VICI Properties, Inc.	45,083	1,280,808

Washington Real Estate Investment Trust	6,830	169,042

Total Equity Real Estate Investment Trusts (REITs)		42,741,353

Food & Staples Retailing – 0.0%

SpartanNash Co.	6,979	152,840

Village Super Market, Inc., Class A	2,109	45,723

Total Food & Staples Retailing		198,563

Food Products – 3.7%

B&G Foods, Inc.(a)	27,550	823,470

Flowers Foods, Inc.	50,285	1,188,235

General Mills, Inc.	140,759	8,420,203

Ingredion, Inc.	9,445	840,699

J.M. Smucker Co. (The)	23,810	2,857,914

Kellogg Co.	84,320	5,389,734

Kraft Heinz Co. (The)	256,014	9,426,436

Total Food Products		28,946,691

Gas Utilities – 0.6%

National Fuel Gas Co.	16,555	869,469

New Jersey Resources Corp.	17,159	597,305

Northwest Natural Holding Co.	5,309	244,161

South Jersey Industries, Inc.(a)	24,386	518,446

Southwest Gas Holdings, Inc.	8,913	596,101

Spire, Inc.	9,188	562,122

UGI Corp.	34,815	1,483,815

Total Gas Utilities		4,871,419

Health Care Providers & Services – 0.4%

Cardinal Health, Inc.	47,056	2,327,390

National HealthCare Corp.	2,039	142,689

Patterson Cos., Inc.	14,140	426,180

Total Health Care Providers & Services		2,896,259

Household Durables – 0.5%

Ethan Allen Interiors, Inc.	6,072	143,906

Leggett & Platt, Inc.	22,852	1,024,684

MDC Holdings, Inc.	10,381	485,000

Newell Brands, Inc.	85,300	1,888,542

Total Household Durables		3,542,132

Household Products – 1.2%

Kimberly-Clark Corp.	71,662	9,490,915

Independent Power & Renewable Electricity Producers – 0.0%

Clearway Energy, Inc., Class A	10,182	287,132

Industrial Conglomerates – 2.9%

3M Co.	130,447	22,883,013

Insurance – 2.6%

American National Group, Inc.(a)	4,509	852,336

CNA Financial Corp.	48,120	2,019,115

Donegal Group, Inc., Class A	6,975	101,068

Fidelity National Financial, Inc.	50,269	2,279,196

First American Financial Corp.	17,705	1,187,120

Mercury General Corp.(a)	19,968	1,111,619

MetLife, Inc.	156,613	9,667,721

Old Republic International Corp.	60,725	1,404,569

Safety Insurance Group, Inc.	4,551	360,667

Unum Group	44,406	1,112,814

Total Insurance		20,096,225

Internet & Direct Marketing Retail – 0.0%

PetMed Express, Inc.(a)	3,369	90,525

IT Services – 3.9%

International Business Machines Corp.	208,612	28,982,465

Western Union Co. (The)	74,518	1,506,754

Total IT Services		30,489,219

Leisure Products – 0.0%

Sturm Ruger & Co., Inc.	4,147	305,966

Media – 0.8%

Interpublic Group of Cos., Inc. (The)	74,244	2,722,528

John Wiley & Sons, Inc., Class A	6,506	339,678

Omnicom Group, Inc.	38,748	2,807,680

Total Media		5,869,886

Metals & Mining – 0.1%

Compass Minerals International, Inc.	10,640	685,216

Haynes International, Inc.(a)	2,047	76,251

Kaiser Aluminum Corp.	1,955	213,017

SunCoke Energy, Inc.	17,587	110,446

Total Metals & Mining		1,084,930

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2021

Investments	Shares	Value

Multi-Utilities – 3.3%

Avista Corp.	12,657	$495,142

Black Hills Corp.	10,606	665,633

Consolidated Edison, Inc.	62,551	4,540,577

Dominion Energy, Inc.	122,368	8,935,311

DTE Energy Co.	29,841	3,333,538

MDU Resources Group, Inc.	46,625	1,383,364

NiSource, Inc.	62,398	1,511,904

NorthWestern Corp.	9,671	554,148

Public Service Enterprise Group, Inc.	78,678	4,791,490

Unitil Corp.	2,274	97,282

Total Multi-Utilities		26,308,389

Multiline Retail – 0.0%

Franchise Group, Inc.	6,728	238,239

Oil, Gas & Consumable Fuels – 0.7%

Antero Midstream Corp.	307,486	3,204,004

Diamondback Energy, Inc.	20,997	1,987,786

Total Oil, Gas & Consumable Fuels		5,191,790

Paper & Forest Products – 0.1%

Glatfelter Corp.	6,460	91,086

Neenah, Inc.	2,638	122,957

Schweitzer-Mauduit International, Inc.	6,432	222,933

Verso Corp., Class A	5,205	108,004

Total Paper & Forest Products		544,980

Pharmaceuticals – 5.0%

Pfizer, Inc.	916,926	39,436,987

Professional Services – 0.0%

Resources Connection, Inc.	6,586	103,927

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	11,588	242,421

RMR Group, Inc. (The), Class A	1,170	39,137

Total Real Estate Management & Development		281,558

Road & Rail – 0.1%

Ryder System, Inc.	12,862	1,063,816

Semiconductors & Semiconductor Equipment – 3.6%

Broadcom, Inc.	57,820	28,038,652

NVE Corp.	1,606	102,736

Total Semiconductors & Semiconductor Equipment		28,141,388

Specialty Retail – 0.2%

Big 5 Sporting Goods Corp.(a)	7,066	162,801

Buckle, Inc. (The)	8,095	320,481

Haverty Furniture Cos., Inc.(a)	3,795	127,929

Rent-A-Center, Inc.	12,343	693,800

Total Specialty Retail		1,305,011

Technology Hardware, Storage & Peripherals – 1.2%

HP, Inc.	205,289	5,616,707

NetApp, Inc.	30,692	2,754,914

Xerox Holdings Corp.	38,764	781,870

Total Technology Hardware, Storage & Peripherals		9,153,491

Textiles, Apparel & Luxury Goods – 0.2%

Hanesbrands, Inc.	66,743	1,145,310

Kontoor Brands, Inc.	13,875	693,056

Total Textiles, Apparel & Luxury Goods		1,838,366

Thrifts & Mortgage Finance – 0.7%

Capitol Federal Financial, Inc.	25,874	297,292

Federal Agricultural Mortgage Corp., Class C(a)	1,726	187,306

New York Community Bancorp, Inc.	139,824	1,799,535

Northfield Bancorp, Inc.(a)	9,829	168,666

Northwest Bancshares, Inc.	34,719	461,068

Premier Financial Corp.	6,142	195,561

Provident Financial Services, Inc.	18,779	440,743

Territorial Bancorp, Inc.	1,582	40,151

TFS Financial Corp.	79,400	1,513,364

TrustCo Bank Corp.	3,734	119,376

Washington Federal, Inc.	12,207	418,822

Total Thrifts & Mortgage Finance		5,641,884

Tobacco – 10.9%

Altria Group, Inc.	905,962	41,239,390

Philip Morris International, Inc.	458,317	43,443,869

Universal Corp.	6,815	329,369

Vector Group Ltd.(a)	65,315	832,766

Total Tobacco		85,845,394

Trading Companies & Distributors – 0.3%

H&E Equipment Services, Inc.	6,192	214,925

MSC Industrial Direct Co., Inc., Class A	7,089	568,467

Watsco, Inc.	7,094	1,877,214

Total Trading Companies & Distributors		2,660,606

Wireless Telecommunication Services – 0.0%

Telephone & Data Systems, Inc.	17,238	336,141
TOTAL COMMON STOCKS (Cost: $709,758,580)		785,826,818

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. Total Dividend Fund(b)
(Cost: $87,066)	735	86,304

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $1,203,171)	1,203,171	1,203,171

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $711,048,817)		787,116,293

Other Assets less Liabilities – 0.2%		1,630,398

NET ASSETS – 100.0%		$788,746,691
(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,810,722 and the total market value of the collateral held by the Fund was $10,495,727. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $9,292,556.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$—	$9,231,896	$9,159,201	$14,371	$(762)	$86,304	$24,736

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$785,826,818	$—	$—	$785,826,818
Exchange-Traded Fund	86,304	—	—	86,304
Investment of Cash Collateral for Securities Loaned	—	1,203,171	—	1,203,171
Total Investments in Securities	$785,913,122	$1,203,171	$—	$787,116,293

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.2%

General Dynamics Corp.	43,850	$8,595,915

L3Harris Technologies, Inc.	22,071	4,860,917

Lockheed Martin Corp.	43,860	15,136,086

Northrop Grumman Corp.	18,478	6,654,852

Total Aerospace & Defense		35,247,770

Air Freight & Logistics – 1.0%

C.H. Robinson Worldwide, Inc.	13,310	1,157,970

Expeditors International of Washington, Inc.	13,003	1,549,048

FedEx Corp.	13,828	3,032,342

United Parcel Service, Inc., Class B	139,110	25,331,931

Total Air Freight & Logistics		31,071,291

Banks – 7.0%

Bank of America Corp.	1,193,216	50,652,019

Citigroup, Inc.	389,379	27,326,618

Fifth Third Bancorp	143,950	6,109,238

First Republic Bank	7,124	1,374,077

JPMorgan Chase & Co.	501,155	82,034,062

M&T Bank Corp.	22,395	3,344,469

Regions Financial Corp.	225,444	4,804,212

Truist Financial Corp.	276,435	16,212,913

U.S. Bancorp	298,448	17,739,749

Total Banks		209,597,357

Beverages – 3.2%

Brown-Forman Corp., Class B	33,400	2,238,134

Coca-Cola Co. (The)	727,216	38,157,024

Constellation Brands, Inc., Class A	14,775	3,112,945

Keurig Dr. Pepper, Inc.	160,790	5,492,586

PepsiCo, Inc.	320,564	48,216,031

Total Beverages		97,216,720

Biotechnology – 3.0%

AbbVie, Inc.	474,469	51,180,971

Amgen, Inc.	88,395	18,797,197

Gilead Sciences, Inc.	309,192	21,597,061

Total Biotechnology		91,575,229

Building Products – 0.1%

Carrier Global Corp.	33,683	1,743,432

Fortune Brands Home & Security, Inc.	5,629	503,345

Masco Corp.	9,782	543,390

Total Building Products		2,790,167

Capital Markets – 4.8%

Ameriprise Financial, Inc.	15,417	4,071,938

Bank of New York Mellon Corp. (The)	151,486	7,853,034

BlackRock, Inc.	26,414	22,152,365

Blackstone, Inc.	128,814	14,986,221

Charles Schwab Corp. (The)	148,354	10,806,105

CME Group, Inc.	35,529	6,870,598

FactSet Research Systems, Inc.	1,448	571,641

Goldman Sachs Group, Inc. (The)	40,290	15,230,829

Intercontinental Exchange, Inc.	36,257	4,163,029

KKR & Co., Inc.	49,079	2,987,930

MarketAxess Holdings, Inc.	1,325	557,414

Moody’s Corp.	13,514	4,798,957

Morgan Stanley	222,910	21,691,372

MSCI, Inc.	3,994	2,429,710

Nasdaq, Inc.	18,852	3,638,813

Northern Trust Corp.	34,151	3,681,819

Raymond James Financial, Inc.	16,306	1,504,672

S&P Global, Inc.	16,162	6,867,072

T. Rowe Price Group, Inc.	42,316	8,323,557

Total Capital Markets		143,187,076

Chemicals – 1.6%

Air Products & Chemicals, Inc.	25,233	6,462,424

Albemarle Corp.	4,477	980,329

Celanese Corp.	14,155	2,132,309

Corteva, Inc.	62,345	2,623,478

Dow, Inc.	215,079	12,379,947

DuPont de Nemours, Inc.	76,446	5,197,563

Eastman Chemical Co.	16,421	1,654,251

Ecolab, Inc.	14,494	3,023,738

FMC Corp.	8,375	766,815

International Flavors & Fragrances, Inc.	16,663	2,228,176

PPG Industries, Inc.	21,381	3,057,697

RPM International, Inc.	15,581	1,209,865

Sherwin-Williams Co. (The)	17,760	4,968,005

Total Chemicals		46,684,597

Commercial Services & Supplies – 0.5%

Cintas Corp.	7,868	2,995,033

Republic Services, Inc.	47,821	5,741,389

Rollins, Inc.	16,585	585,948

Waste Management, Inc.	45,937	6,861,151

Total Commercial Services & Supplies		16,183,521

Communications Equipment – 1.5%

Cisco Systems, Inc.	756,505	41,176,567

Motorola Solutions, Inc.	16,236	3,771,948

Ubiquiti, Inc.(a)	1,079	322,265

Total Communications Equipment		45,270,780

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	3,027	1,034,265

Vulcan Materials Co.	7,207	1,219,136

Total Construction Materials		2,253,401

Consumer Finance – 0.7%

American Express Co.	65,200	10,922,956

Discover Financial Services	36,718	4,510,806

Synchrony Financial	95,179	4,652,350

Total Consumer Finance		20,086,112

Containers & Packaging – 0.4%

Avery Dennison Corp.	11,600	2,403,636

Ball Corp.	18,072	1,625,938

International Paper Co.	96,025	5,369,718

Packaging Corp. of America	16,111	2,214,296

Total Containers & Packaging		11,613,588

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2021

Investments	Shares	Value

Distributors – 0.1%

Genuine Parts Co.	27,413	$3,323,278

Pool Corp.	1,506	654,221

Total Distributors		3,977,499

Diversified Telecommunication Services – 5.1%

AT&T, Inc.	2,619,967	70,765,309

Lumen Technologies, Inc.(a)	593,249	7,350,355

Verizon Communications, Inc.	1,415,045	76,426,580

Total Diversified Telecommunication Services		154,542,244

Electric Utilities – 3.8%

Alliant Energy Corp.	54,903	3,073,470

American Electric Power Co., Inc.	93,808	7,615,333

Avangrid, Inc.	72,160	3,506,976

Duke Energy Corp.	172,629	16,846,864

Edison International	79,712	4,421,625

Entergy Corp.	41,557	4,127,026

Evergy, Inc.	45,566	2,834,205

Eversource Energy	49,977	4,086,120

Exelon Corp.	204,042	9,863,390

FirstEnergy Corp.	149,545	5,326,793

NextEra Energy, Inc.	306,993	24,105,090

PPL Corp.	238,529	6,650,189

Southern Co. (The)	249,084	15,435,735

Xcel Energy, Inc.	109,862	6,866,375

Total Electric Utilities		114,759,191

Electrical Equipment – 0.5%

AMETEK, Inc.	9,060	1,123,531

Emerson Electric Co.	83,438	7,859,859

Rockwell Automation, Inc.	16,191	4,760,802

Total Electrical Equipment		13,744,192

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	43,592	3,192,242

CDW Corp.	9,773	1,778,882

Corning, Inc.	110,541	4,033,641

Total Electronic Equipment, Instruments & Components		9,004,765

Energy Equipment & Services – 0.1%

Baker Hughes Co.	114,032	2,820,011

Halliburton Co.	57,388	1,240,729

Total Energy Equipment & Services		4,060,740

Entertainment – 0.1%

Activision Blizzard, Inc.	34,103	2,639,231

Electronic Arts, Inc.	9,992	1,421,362

Total Entertainment		4,060,593

Equity Real Estate Investment Trusts (REITs) – 4.2%

Alexandria Real Estate Equities, Inc.	25,670	4,904,767

American Tower Corp.	49,500	13,137,795

AvalonBay Communities, Inc.	28,219	6,254,459

Boston Properties, Inc.	30,693	3,325,587

Crown Castle International Corp.	81,304	14,091,609

Digital Realty Trust, Inc.	50,593	7,308,159

Duke Realty Corp.	47,274	2,263,006

Equinix, Inc.	7,924	6,260,990

Equity Residential	78,632	6,362,901

Essex Property Trust, Inc.	11,027	3,525,773

Extra Space Storage, Inc.	32,088	5,390,463

Healthpeak Properties, Inc.	147,438	4,936,224

Invitation Homes, Inc.	58,938	2,259,094

Mid-America Apartment Communities, Inc.	21,864	4,083,102

Prologis, Inc.	98,031	12,296,028

Public Storage	50,910	15,125,361

Realty Income Corp.	84,709	5,494,226

SBA Communications Corp.	4,991	1,649,875

Sun Communities, Inc.	11,370	2,104,587

VICI Properties, Inc.	140,389	3,988,452

Weyerhaeuser Co.	78,636	2,797,083

Total Equity Real Estate Investment Trusts (REITs)		127,559,541

Food & Staples Retailing – 2.2%

Costco Wholesale Corp.	27,096	12,175,588

Kroger Co. (The)	144,038	5,823,456

Walmart, Inc.	343,161	47,829,780

Total Food & Staples Retailing		65,828,824

Food Products – 2.2%

Archer-Daniels-Midland Co.	93,389	5,604,274

Campbell Soup Co.	67,660	2,828,865

Conagra Brands, Inc.	89,084	3,017,275

General Mills, Inc.	167,760	10,035,403

Hershey Co. (The)	24,304	4,113,452

Hormel Foods Corp.	66,929	2,744,089

J.M. Smucker Co. (The)	26,833	3,220,765

Kellogg Co.	99,043	6,330,829

Kraft Heinz Co. (The)	321,741	11,846,504

McCormick & Co., Inc., Non-Voting Shares	28,211	2,285,937

Mondelez International, Inc., Class A	176,195	10,251,025

Tyson Foods, Inc., Class A	41,693	3,291,245

Total Food Products		65,569,663

Gas Utilities – 0.0%

Atmos Energy Corp.	14,643	1,291,513

Health Care Equipment & Supplies – 1.3%

Abbott Laboratories	132,918	15,701,603

Baxter International, Inc.	37,818	3,041,702

Becton, Dickinson and Co.	21,209	5,213,596

Danaher Corp.	13,704	4,172,046

ResMed, Inc.	10,360	2,730,378

Stryker Corp.	21,491	5,667,606

Teleflex, Inc.	1,127	424,372

West Pharmaceutical Services, Inc.	672	285,291

Zimmer Biomet Holdings, Inc.	9,371	1,371,540

Total Health Care Equipment & Supplies		38,608,134

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	22,765	2,719,279

Anthem, Inc.	17,258	6,433,782

Cardinal Health, Inc.	59,945	2,964,880

Cigna Corp.	1	200

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2021

Investments	Shares	Value

CVS Health Corp.	203,790	$17,293,619

Humana, Inc.	5,310	2,066,387

McKesson Corp.	9,998	1,993,401

Quest Diagnostics, Inc.	18,344	2,665,567

UnitedHealth Group, Inc.	115,716	45,214,870

Total Health Care Providers & Services		81,351,985

Health Care Technology – 0.1%

Cerner Corp.	21,756	1,534,233

Hotels, Restaurants & Leisure – 1.5%

Domino’s Pizza, Inc.	2,932	1,398,447

McDonald’s Corp.	102,442	24,699,791

MGM Resorts International	9,641	416,009

Starbucks Corp.	114,750	12,658,072

Yum! Brands, Inc.	42,347	5,179,462

Total Hotels, Restaurants & Leisure		44,351,781

Household Durables – 0.2%

D.R. Horton, Inc.	26,569	2,230,999

Lennar Corp., Class A	19,837	1,858,330

PulteGroup, Inc.	10,260	471,139

Whirlpool Corp.	7,848	1,599,894

Total Household Durables		6,160,362

Household Products – 3.1%

Church & Dwight Co., Inc.	18,006	1,486,755

Clorox Co. (The)	22,284	3,690,453

Colgate-Palmolive Co.	142,895	10,800,004

Kimberly-Clark Corp.	85,749	11,356,598

Procter & Gamble Co. (The)	472,352	66,034,810

Total Household Products		93,368,620

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp. (The)	86,112	1,965,937

Industrial Conglomerates – 1.5%

3M Co.	158,192	27,750,041

General Electric Co.	22,710	2,339,811

Honeywell International, Inc.	67,791	14,390,673

Roper Technologies, Inc.	3,699	1,650,235

Total Industrial Conglomerates		46,130,760

Insurance – 1.8%

Aflac, Inc.	107,000	5,577,910

Allstate Corp. (The)	50,111	6,379,632

Arthur J. Gallagher & Co.	22,857	3,397,693

Brown & Brown, Inc.	13,266	735,600

Cincinnati Financial Corp.	26,860	3,067,949

Hartford Financial Services Group, Inc. (The)	52,312	3,674,918

Marsh & McLennan Cos., Inc.	67,170	10,171,553

MetLife, Inc.	197,608	12,198,342

Progressive Corp. (The)	23,119	2,089,726

Travelers Cos., Inc. (The)	36,830	5,598,528

W.R. Berkley Corp.	3,133	229,273

Total Insurance		53,121,124

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	75,809	5,281,613

IT Services – 2.8%

Automatic Data Processing, Inc.	51,791	10,354,057

Broadridge Financial Solutions, Inc.	13,231	2,204,814

Cognizant Technology Solutions Corp., Class A	36,144	2,682,246

Fidelity National Information Services, Inc.	33,993	4,136,268

Global Payments, Inc.	8,024	1,264,422

International Business Machines Corp.	254,860	35,407,700

Jack Henry & Associates, Inc.	2,930	480,696

MasterCard, Inc., Class A	27,211	9,460,720

Paychex, Inc.	55,931	6,289,441

Visa, Inc., Class A	58,707	13,076,984

Total IT Services		85,357,348

Leisure Products – 0.1%

Hasbro, Inc.	20,033	1,787,344

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	18,721	2,949,119

Bio-Techne Corp.	1,473	713,772

Thermo Fisher Scientific, Inc.	6,535	3,733,641

Total Life Sciences Tools & Services		7,396,532

Machinery – 1.8%

Caterpillar, Inc.	69,771	13,393,939

Cummins, Inc.	21,204	4,761,570

Deere & Co.	21,400	7,170,498

Dover Corp.	21,491	3,341,850

Fortive Corp.	9,172	647,268

Graco, Inc.	9,918	693,962

IDEX Corp.	2,923	604,915

Illinois Tool Works, Inc.	56,797	11,735,964

Nordson Corp.	1,119	266,490

Otis Worldwide Corp.	40,398	3,323,947

PACCAR, Inc.	31,456	2,482,508

Parker-Hannifin Corp.	10,014	2,800,115

Stanley Black & Decker, Inc.	15,514	2,719,759

Westinghouse Air Brake Technologies Corp.	7,703	664,076

Xylem, Inc.	7,679	949,739

Total Machinery		55,556,600

Media – 1.2%

Cable One, Inc.	35	63,460

Comcast Corp., Class A	456,194	25,514,930

Fox Corp., Class A	41,586	1,668,015

Omnicom Group, Inc.	43,664	3,163,893

Sirius XM Holdings, Inc.(a)	191,853	1,170,303

ViacomCBS, Inc., Class B	95,029	3,754,596

Total Media		35,335,197

Metals & Mining – 0.4%

Newmont Corp.	114,800	6,233,640

Nucor Corp.	49,609	4,885,990

Total Metals & Mining		11,119,630

Multi-Utilities – 1.6%

Ameren Corp.	37,674	3,051,594

CenterPoint Energy, Inc.	69,730	1,715,358

CMS Energy Corp.	59,892	3,577,349

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2021

Investments	Shares	Value

Consolidated Edison, Inc.	72,814	$5,285,568

Dominion Energy, Inc.	153,714	11,224,196

DTE Energy Co.	38,605	4,312,565

Public Service Enterprise Group, Inc.	100,658	6,130,072

Sempra Energy	49,542	6,267,063

WEC Energy Group, Inc.	67,998	5,997,424

Total Multi-Utilities		47,561,189

Multiline Retail – 0.6%

Dollar General Corp.	15,501	3,288,382

Target Corp.	66,269	15,160,359

Total Multiline Retail		18,448,741

Oil, Gas & Consumable Fuels – 0.3%

EOG Resources, Inc.	89,355	7,172,526

Pioneer Natural Resources Co.	14,800	2,464,348

Total Oil, Gas & Consumable Fuels		9,636,874

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The), Class A	9,617	2,884,427

Pharmaceuticals – 7.9%

Bristol-Myers Squibb Co.	370,519	21,923,609

Eli Lilly & Co.	98,317	22,716,143

Johnson & Johnson	570,884	92,197,766

Merck & Co., Inc.	651,937	48,966,988

Pfizer, Inc.	1,130,429	48,619,751

Zoetis, Inc.	14,688	2,851,529

Total Pharmaceuticals		237,275,786

Professional Services – 0.2%

Booz Allen Hamilton Holding Corp.	13,006	1,032,026

Equifax, Inc.	6,920	1,753,666

Jacobs Engineering Group, Inc.	2,920	386,988

Leidos Holdings, Inc.	7,471	718,187

TransUnion	4,605	517,188

Verisk Analytics, Inc.	8,060	1,614,176

Total Professional Services		6,022,231

Road & Rail – 0.9%

CSX Corp.	153,338	4,560,272

JB Hunt Transport Services, Inc.	2,530	423,067

Kansas City Southern	5,714	1,546,437

Norfolk Southern Corp.	23,381	5,593,904

Old Dominion Freight Line, Inc.	3,086	882,534

Union Pacific Corp.	71,751	14,063,914

Total Road & Rail		27,070,128

Semiconductors & Semiconductor Equipment – 5.3%

Analog Devices, Inc.	37,378	6,260,067

Applied Materials, Inc.	52,839	6,801,964

Broadcom, Inc.	71,479	34,662,311

Entegris, Inc.	941	118,472

Intel Corp.	589,296	31,397,691

KLA Corp.	18,724	6,263,365

Lam Research Corp.	8,892	5,060,882

Microchip Technology, Inc.	16,853	2,586,767

Monolithic Power Systems, Inc.	801	388,229

NVIDIA Corp.	18,706	3,875,135

QUALCOMM, Inc.	168,946	21,790,655

Skyworks Solutions, Inc.	14,884	2,452,586

Teradyne, Inc.	2,481	270,851

Texas Instruments, Inc.	189,470	36,418,029

Total Semiconductors & Semiconductor Equipment		158,347,004

Software – 7.5%

Citrix Systems, Inc.	9,274	995,749

Intuit, Inc.	10,047	5,420,457

Microsoft Corp.	651,976	183,805,074

Oracle Corp.	392,107	34,164,283

SS&C Technologies Holdings, Inc.	12,915	896,301

Total Software		225,281,864

Specialty Retail – 3.2%

Best Buy Co., Inc.	44,920	4,748,493

Home Depot, Inc. (The)	200,762	65,902,134

Lowe’s Cos., Inc.	89,701	18,196,745

TJX Cos., Inc. (The)	98,938	6,527,929

Tractor Supply Co.	9,141	1,852,058

Total Specialty Retail		97,227,359

Technology Hardware, Storage & Peripherals – 4.7%

Apple, Inc.	936,466	132,509,939

HP, Inc.	263,105	7,198,553

NetApp, Inc.	33,421	2,999,869

Total Technology Hardware, Storage & Peripherals		142,708,361

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	56,878	8,260,392

VF Corp.	50,937	3,412,270

Total Textiles, Apparel & Luxury Goods		11,672,662

Tobacco – 4.1%

Altria Group, Inc.	1,220,592	55,561,348

Philip Morris International, Inc.	723,062	68,539,047

Total Tobacco		124,100,395

Trading Companies & Distributors – 0.2%

Fastenal Co.	90,216	4,656,048

W.W. Grainger, Inc.	6,263	2,461,735

Total Trading Companies & Distributors		7,117,783

Water Utilities – 0.1%

American Water Works Co., Inc.	21,161	3,577,055
TOTAL COMMON STOCKS (Cost: $2,111,496,700)		3,004,535,433

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. Total Dividend Fund(a)(b)
(Cost: $1,908,477)	16,605	1,949,759

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $1,209,675)	1,209,675	1,209,675

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,114,614,852)		3,007,694,867

Other Assets less Liabilities – 0.1%		4,020,005

NET ASSETS – 100.0%		$3,011,714,872

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2021

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,109,312 and the total market value of the collateral held by the Fund was $9,786,117. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,576,442.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$6,267,390	$6,810,091	$11,377,784	$520,597	$(270,535)	$1,949,759	$63,404

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,004,535,433	$—	$—	$3,004,535,433
Exchange-Traded Fund	1,949,759	—	—	1,949,759
Investment of Cash Collateral for Securities Loaned	—	1,209,675	—	1,209,675
Total Investments in Securities	$3,006,485,192	$1,209,675	$—	$3,007,694,867

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.4%

General Dynamics Corp.	9,882	$1,937,168

HEICO Corp.	1,007	132,793

Howmet Aerospace, Inc.	9,746	304,075

L3Harris Technologies, Inc.	4,364	961,127

Lockheed Martin Corp.	8,235	2,841,899

Northrop Grumman Corp.	5,384	1,939,048

TransDigm Group, Inc.*	528	329,773

Total Aerospace & Defense		8,445,883

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	2,497	217,239

Expeditors International of Washington, Inc.	3,230	384,790

FedEx Corp.	3,295	722,560

GXO Logistics, Inc.*	413	32,396

United Parcel Service, Inc., Class B	17,100	3,113,910

Total Air Freight & Logistics		4,470,895

Auto Components – 0.1%

BorgWarner, Inc.	6,118	264,359

Gentex Corp.	3,726	122,883

Lear Corp.	500	78,240

Total Auto Components		465,482

Automobiles – 0.4%

General Motors Co.*	45,311	2,388,343

Banks – 6.7%

Bank of America Corp.	261,812	11,113,919

Citigroup, Inc.	80,255	5,632,296

Fifth Third Bancorp	12,068	512,166

First Republic Bank	2,655	512,096

JPMorgan Chase & Co.	91,114	14,914,451

M&T Bank Corp.	4,313	644,103

Regions Financial Corp.	13,866	295,485

SVB Financial Group*	1,225	792,428

Truist Financial Corp.	40,575	2,379,724

U.S. Bancorp	44,162	2,624,989

Total Banks		39,421,657

Beverages – 1.7%

Boston Beer Co., Inc. (The), Class A*	87	44,348

Brown-Forman Corp., Class B	5,011	335,787

Coca-Cola Co. (The)	71,580	3,755,803

Constellation Brands, Inc., Class A	2,175	458,251

Keurig Dr. Pepper, Inc.	21,514	734,918

Molson Coors Beverage Co., Class B	8,325	386,114

Monster Beverage Corp.*	6,635	589,387

PepsiCo, Inc.	24,452	3,677,825

Total Beverages		9,982,433

Biotechnology – 2.6%

AbbVie, Inc.	38,142	4,114,378

Amgen, Inc.	14,555	3,095,121

Biogen, Inc.*	7,663	2,168,552

Gilead Sciences, Inc.	42,731	2,984,760

Neurocrine Biosciences, Inc.*	1,181	113,270

Regeneron Pharmaceuticals, Inc.*	2,597	1,571,653

Seagen, Inc.*	868	147,386

Vertex Pharmaceuticals, Inc.*	5,349	970,255

Total Biotechnology		15,165,375

Building Products – 0.5%

A.O. Smith Corp.	2,504	152,919

Carlisle Cos., Inc.	1,040	206,742

Carrier Global Corp.	23,844	1,234,165

Fortune Brands Home & Security, Inc.	3,022	270,227

Lennox International, Inc.	575	169,148

Masco Corp.	6,200	344,410

Owens Corning	3,315	283,433

Trex Co., Inc.*	924	94,183

Total Building Products		2,755,227

Capital Markets – 4.7%

Ameriprise Financial, Inc.	3,361	887,707

Bank of New York Mellon Corp. (The)	43,139	2,236,326

BlackRock, Inc.	3,109	2,607,394

CBOE Global Markets, Inc.	1,619	200,529

Charles Schwab Corp. (The)	24,611	1,792,665

CME Group, Inc.	4,945	956,264

FactSet Research Systems, Inc.	311	122,777

Franklin Resources, Inc.	17,250	512,670

Goldman Sachs Group, Inc. (The)	12,296	4,648,257

Intercontinental Exchange, Inc.	8,406	965,177

MarketAxess Holdings, Inc.	231	97,180

Moody’s Corp.	2,846	1,010,643

Morgan Stanley	67,352	6,554,023

Morningstar, Inc.	210	54,396

MSCI, Inc.	506	307,820

Nasdaq, Inc.	2,814	543,158

Northern Trust Corp.	5,821	627,562

Raymond James Financial, Inc.	5,351	493,744

S&P Global, Inc.	3,618	1,537,252

SEI Investments Co.	2,590	153,587

T. Rowe Price Group, Inc.	6,065	1,192,986

Total Capital Markets		27,502,117

Chemicals – 1.2%

Air Products & Chemicals, Inc.	3,220	824,674

Albemarle Corp.	1,191	260,793

Celanese Corp.	2,435	366,808

CF Industries Holdings, Inc.	3,076	171,702

Corteva, Inc.	9,622	404,894

Dow, Inc.	17,696	1,018,582

DuPont de Nemours, Inc.	4,085	277,739

Eastman Chemical Co.	3,514	354,000

Ecolab, Inc.	2,688	560,771

FMC Corp.	3,018	276,328

International Flavors & Fragrances, Inc.	1,624	217,161

PPG Industries, Inc.	3,853	551,018

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

RPM International, Inc.	2,278	$176,887

Scotts Miracle-Gro Co. (The)	932	136,408

Sherwin-Williams Co. (The)	3,942	1,102,696

Westlake Chemical Corp.	1,172	106,816

Total Chemicals		6,807,277

Commercial Services & Supplies – 0.4%

Cintas Corp.	1,206	459,076

Copart, Inc.*	2,720	377,318

IAA, Inc.*	149	8,131

Republic Services, Inc.	5,330	639,920

Rollins, Inc.	3,853	136,127

Waste Management, Inc.	6,540	976,814

Total Commercial Services & Supplies		2,597,386

Communications Equipment – 1.4%

Arista Networks, Inc.*	1,392	478,347

Cisco Systems, Inc.	121,068	6,589,731

F5 Networks, Inc.*	1,183	235,157

Motorola Solutions, Inc.	3,085	716,707

Ubiquiti, Inc.(a)	1,042	311,214

Total Communications Equipment		8,331,156

Construction & Engineering – 0.1%

AECOM*	3,103	195,954

Quanta Services, Inc.	2,513	286,030

Total Construction & Engineering		481,984

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	1,070	365,598

Vulcan Materials Co.	1,988	336,290

Total Construction Materials		701,888

Consumer Finance – 0.6%

American Express Co.	12,744	2,135,003

Discover Financial Services	4,965	609,950

Synchrony Financial	17,291	845,184

Total Consumer Finance		3,590,137

Containers & Packaging – 0.4%

AptarGroup, Inc.	757	90,348

Avery Dennison Corp.	1,688	349,770

Ball Corp.	3,899	350,793

Crown Holdings, Inc.	2,717	273,819

International Paper Co.	10,206	570,720

Packaging Corp. of America	2,026	278,453

WestRock Co.	7,349	366,201

Total Containers & Packaging		2,280,104

Distributors – 0.2%

Genuine Parts Co.	3,250	393,998

LKQ Corp.*	8,464	425,908

Pool Corp.	451	195,919

Total Distributors		1,015,825

Diversified Consumer Services – 0.1%

Bright Horizons Family Solutions, Inc.*	455	63,436

Service Corp. International	4,013	241,823

Total Diversified Consumer Services		305,259

Diversified Financial Services – 2.0%

Berkshire Hathaway, Inc., Class B*	42,761	11,671,187

Diversified Telecommunication Services – 2.3%

AT&T, Inc.	186,523	5,037,986

Lumen Technologies, Inc.(a)	56,229	696,678

Verizon Communications, Inc.	147,399	7,961,020

Total Diversified Telecommunication Services		13,695,684

Electric Utilities – 1.7%

Alliant Energy Corp.	4,541	254,205

American Electric Power Co., Inc.	8,539	693,196

Avangrid, Inc.	4,816	234,058

Duke Energy Corp.	7,809	762,080

Entergy Corp.	3,710	368,440

Evergy, Inc.	4,922	306,148

Eversource Energy	6,448	527,188

Exelon Corp.	25,084	1,212,561

FirstEnergy Corp.	16,814	598,915

NextEra Energy, Inc.	21,050	1,652,846

NRG Energy, Inc.	9,203	375,759

Pinnacle West Capital Corp.	2,363	170,987

PPL Corp.	27,315	761,542

Southern Co. (The)	22,284	1,380,939

Xcel Energy, Inc.	8,895	555,938

Total Electric Utilities		9,854,802

Electrical Equipment – 0.4%

AMETEK, Inc.	2,776	344,252

Emerson Electric Co.	11,794	1,110,995

Generac Holdings, Inc.*	648	264,818

Hubbell, Inc.	1,063	192,052

Rockwell Automation, Inc.	1,488	437,531

Sunrun, Inc.*(a)	1,106	48,664

Total Electrical Equipment		2,398,312

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	9,034	661,560

CDW Corp.	3,163	575,729

Cognex Corp.	1,571	126,026

Corning, Inc.	9,655	352,311

IPG Photonics Corp.*	597	94,565

Keysight Technologies, Inc.*	2,189	359,631

SYNNEX Corp.	4,535	472,093

Teledyne Technologies, Inc.*	455	195,459

Trimble, Inc.*	3,088	253,988

Zebra Technologies Corp., Class A*	808	416,459

Total Electronic Equipment, Instruments & Components		3,507,821

Energy Equipment & Services – 0.2%

Baker Hughes Co.	28,428	703,024

Halliburton Co.	16,958	366,632

Total Energy Equipment & Services		1,069,656

Entertainment – 0.8%

Activision Blizzard, Inc.	11,404	882,556

Electronic Arts, Inc.	4,809	684,080

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

Netflix, Inc.*	2,583	$1,576,508

Take-Two Interactive Software, Inc.*	1,192	183,652

Walt Disney Co. (The)*	8,655	1,464,166

Total Entertainment		4,790,962

Equity Real Estate Investment Trusts (REITs) – 1.6%

Alexandria Real Estate Equities, Inc.	797	152,283

American Homes 4 Rent, Class A	1,558	59,391

American Tower Corp.	4,627	1,228,052

Americold Realty Trust	1,347	39,130

AvalonBay Communities, Inc.	1,663	368,587

Boston Properties, Inc.	1,674	181,378

Camden Property Trust	737	108,685

Crown Castle International Corp.	2,577	446,646

Duke Realty Corp.	4,272	204,501

Equinix, Inc.	489	386,374

Equity LifeStyle Properties, Inc.	1,619	126,444

Equity Residential	3,108	251,499

Essex Property Trust, Inc.	665	212,627

Extra Space Storage, Inc.	1,891	317,669

Gaming and Leisure Properties, Inc.	5,064	234,565

Healthpeak Properties, Inc.	2,746	91,936

Invitation Homes, Inc.	2,893	110,889

Iron Mountain, Inc.	4,187	181,925

Medical Properties Trust, Inc.	10,355	207,825

Mid-America Apartment Communities, Inc.	955	178,346

Omega Healthcare Investors, Inc.	3,123	93,565

Prologis, Inc.	9,795	1,228,587

Public Storage	2,551	757,902

Realty Income Corp.	3,571	231,615

SBA Communications Corp.	663	219,168

Simon Property Group, Inc.	8,400	1,091,748

STORE Capital Corp.	3,069	98,300

Sun Communities, Inc.	551	101,990

UDR, Inc.	1,640	86,887

VICI Properties, Inc.	9,223	262,025

W.P. Carey, Inc.	2,047	149,513

Weyerhaeuser Co.	8,095	287,939

Total Equity Real Estate Investment Trusts (REITs)		9,697,991

Food & Staples Retailing – 1.9%

Albertsons Cos., Inc., Class A	25,038	779,433

Costco Wholesale Corp.	5,559	2,497,937

Kroger Co. (The)	35,800	1,447,394

Walmart, Inc.	46,898	6,536,643

Total Food & Staples Retailing		11,261,407

Food Products – 1.7%

Archer-Daniels-Midland Co.	16,683	1,001,147

Campbell Soup Co.	6,829	285,520

Conagra Brands, Inc.	15,129	512,419

Darling Ingredients, Inc.*	3,635	261,357

General Mills, Inc.	18,330	1,096,501

Hershey Co. (The)	4,113	696,125

Hormel Foods Corp.	8,850	362,850

J.M. Smucker Co. (The)	3,872	464,756

Kellogg Co.	10,245	654,860

Kraft Heinz Co. (The)	47,461	1,747,514

Lamb Weston Holdings, Inc.	1,971	120,960

McCormick & Co., Inc., Non-Voting Shares	3,654	296,084

Mondelez International, Inc., Class A	29,064	1,690,944

Tyson Foods, Inc., Class A	13,688	1,080,531

Total Food Products		10,271,568

Gas Utilities – 0.0%

Atmos Energy Corp.	2,630	231,966

Health Care Equipment & Supplies – 1.8%

Abbott Laboratories	15,751	1,860,666

ABIOMED, Inc.*	354	115,234

Align Technology, Inc.*	445	296,116

Baxter International, Inc.	8,473	681,483

Becton, Dickinson and Co.	3,110	764,500

Boston Scientific Corp.*	11,777	511,004

Cooper Cos., Inc. (The)	458	189,296

Danaher Corp.	5,428	1,652,500

Dentsply Sirona, Inc.	1,610	93,461

DexCom, Inc.*	474	259,212

Edwards Lifesciences Corp.*	6,550	741,525

Hologic, Inc.*	5,078	374,807

IDEXX Laboratories, Inc.*	545	338,935

Insulet Corp.*	358	101,754

Intuitive Surgical, Inc.*	653	649,180

Masimo Corp.*	356	96,373

Quidel Corp.*	846	119,413

ResMed, Inc.	1,448	381,620

Stryker Corp.	3,687	972,336

Teleflex, Inc.	421	158,528

West Pharmaceutical Services, Inc.	540	229,252

Zimmer Biomet Holdings, Inc.	1,702	249,105

Total Health Care Equipment & Supplies		10,836,300

Health Care Providers & Services – 5.1%

Amedisys, Inc.*	247	36,828

AmerisourceBergen Corp.	6,619	790,640

Anthem, Inc.	8,466	3,156,125

Cardinal Health, Inc.	10,051	497,123

Chemed Corp.	214	99,536

Cigna Corp.	12,621	2,526,219

CVS Health Corp.	52,891	4,488,330

DaVita, Inc.*	3,996	464,575

Encompass Health Corp.	1,471	110,384

HCA Healthcare, Inc.	10,924	2,651,473

Henry Schein, Inc.*	2,977	226,728

Humana, Inc.	4,667	1,816,163

Laboratory Corp. of America Holdings*	2,920	821,805

McKesson Corp.	7,556	1,506,515

Molina Healthcare, Inc.*	1,956	530,682

Quest Diagnostics, Inc.	3,952	574,265

UnitedHealth Group, Inc.	23,831	9,311,725

Universal Health Services, Inc., Class B	3,227	446,520

Total Health Care Providers & Services		30,055,636

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

Health Care Technology – 0.1%

Cerner Corp.	3,745	$264,097

Veeva Systems, Inc., Class A*	788	227,078

Total Health Care Technology		491,175

Hotels, Restaurants & Leisure – 0.9%

Booking Holdings, Inc.*	291	690,796

Chipotle Mexican Grill, Inc.*	161	292,621

Domino’s Pizza, Inc.	506	241,342

Marriott International, Inc., Class A*	1,833	271,449

McDonald’s Corp.	11,074	2,670,052

Starbucks Corp.	6,445	710,948

Vail Resorts, Inc.*	282	94,202

Yum! Brands, Inc.	4,085	499,636

Total Hotels, Restaurants & Leisure		5,471,046

Household Durables – 0.7%

D.R. Horton, Inc.	14,478	1,215,718

Lennar Corp., Class A	14,959	1,401,359

Newell Brands, Inc.	10,228	226,448

NVR, Inc.*	90	431,467

PulteGroup, Inc.	13,714	629,747

Whirlpool Corp.	2,361	481,313

Total Household Durables		4,386,052

Household Products – 1.6%

Church & Dwight Co., Inc.	3,578	295,435

Clorox Co. (The)	2,463	407,897

Colgate-Palmolive Co.	15,241	1,151,915

Kimberly-Clark Corp.	8,867	1,174,346

Procter & Gamble Co. (The)	47,569	6,650,146

Total Household Products		9,679,739

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp. (The)	17,440	398,155

Vistra Corp.	24,375	416,813

Total Independent Power & Renewable Electricity Producers		814,968

Industrial Conglomerates – 0.9%

3M Co.	12,241	2,147,316

Honeywell International, Inc.	11,924	2,531,227

Roper Technologies, Inc.	1,093	487,620

Total Industrial Conglomerates		5,166,163

Insurance – 2.5%

Aflac, Inc.	29,422	1,533,769

Alleghany Corp.*	72	44,957

Allstate Corp. (The)	14,926	1,900,229

American Financial Group, Inc.	1,110	139,671

Arthur J. Gallagher & Co.	2,115	314,395

Assurant, Inc.	1,190	187,722

Brown & Brown, Inc.	3,221	178,604

Cincinnati Financial Corp.	5,284	603,538

CNA Financial Corp.	6,213	260,697

Erie Indemnity Co., Class A	254	45,319

Fidelity National Financial, Inc.	10,532	477,521

Globe Life, Inc.	2,591	230,677

Hartford Financial Services Group, Inc. (The)	16,971	1,192,213

Markel Corp.*	82	98,001

Marsh & McLennan Cos., Inc.	8,359	1,265,803

MetLife, Inc.	43,909	2,710,503

Progressive Corp. (The)	25,705	2,323,475

Reinsurance Group of America, Inc.	1,492	166,000

Travelers Cos., Inc. (The)	7,561	1,149,348

W.R. Berkley Corp.	1,511	110,575

Total Insurance		14,933,017

Interactive Media & Services – 6.6%

Alphabet, Inc., Class A*	9,156	24,478,749

Facebook, Inc., Class A*	42,416	14,395,566

Total Interactive Media & Services		38,874,315

Internet & Direct Marketing Retail – 1.8%

Amazon.com, Inc.*	2,838	9,322,943

eBay, Inc.	20,010	1,394,097

Etsy, Inc.*	680	141,413

Total Internet & Direct Marketing Retail		10,858,453

IT Services – 3.7%

Akamai Technologies, Inc.*	3,123	326,635

Automatic Data Processing, Inc.	7,068	1,413,035

Broadridge Financial Solutions, Inc.	1,963	327,114

Cognizant Technology Solutions Corp., Class A	12,665	939,870

EPAM Systems, Inc.*	612	349,134

Fidelity National Information Services, Inc.	3,377	410,913

Fiserv, Inc.*	4,856	526,876

FleetCor Technologies, Inc.*	1,426	372,571

Gartner, Inc.*	1,280	388,966

Global Payments, Inc.	2,301	362,592

GoDaddy, Inc., Class A*	1,731	120,651

International Business Machines Corp.	26,948	3,743,886

Jack Henry & Associates, Inc.	1,204	197,528

MasterCard, Inc., Class A	9,741	3,386,751

Paychex, Inc.	5,922	665,929

PayPal Holdings, Inc.*	6,476	1,685,120

Square, Inc., Class A*	2,097	502,944

VeriSign, Inc.*	1,567	321,251

Visa, Inc., Class A	25,167	5,605,949

Western Union Co. (The)	16,783	339,352

WEX, Inc.*	560	98,638

Total IT Services		22,085,705

Leisure Products – 0.1%

Hasbro, Inc.	2,135	190,485

Peloton Interactive, Inc., Class A*	1,347	117,256

Total Leisure Products		307,741

Life Sciences Tools & Services – 1.0%

Agilent Technologies, Inc.	3,357	528,828

Avantor, Inc.*	3,109	127,158

Bio-Rad Laboratories, Inc., Class A*	183	136,509

Bio-Techne Corp.	213	103,213

Bruker Corp.	1,226	95,751

Charles River Laboratories International, Inc.*	538	222,016

Illumina, Inc.*	844	342,335

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

IQVIA Holdings, Inc.*	1,030	$246,726

Mettler-Toledo International, Inc.*	242	333,321

PerkinElmer, Inc.	1,525	264,267

PPD, Inc.*	1,821	85,205

Repligen Corp.*	275	79,472

Thermo Fisher Scientific, Inc.	5,241	2,994,341

Waters Corp.*	1,016	363,017

Total Life Sciences Tools & Services		5,922,159

Machinery – 1.7%

Caterpillar, Inc.	10,354	1,987,657

Cummins, Inc.	3,410	765,750

Deere & Co.	5,333	1,786,928

Dover Corp.	2,519	391,705

Fortive Corp.	4,735	334,149

Graco, Inc.	2,005	140,290

IDEX Corp.	1,012	209,433

Illinois Tool Works, Inc.	4,763	984,179

Ingersoll Rand, Inc.*	2,219	111,860

Middleby Corp. (The)*	830	141,523

Nordson Corp.	705	167,896

Otis Worldwide Corp.	7,600	625,328

PACCAR, Inc.	7,507	592,452

Parker-Hannifin Corp.	2,191	612,647

Snap-on, Inc.	1,559	325,753

Stanley Black & Decker, Inc.	2,586	453,352

Toro Co. (The)	1,430	139,296

Westinghouse Air Brake Technologies Corp.	2,769	238,716

Xylem, Inc.	1,950	241,176

Total Machinery		10,250,090

Media – 2.2%

Altice USA, Inc., Class A*	5,906	122,372

Cable One, Inc.	14	25,384

Charter Communications, Inc., Class A*	2,052	1,492,953

Comcast Corp., Class A	95,245	5,327,053

Discovery, Inc., Class A*	24,740	627,901

DISH Network Corp., Class A*	14,563	632,908

Fox Corp., Class A	28,304	1,135,273

Interpublic Group of Cos., Inc. (The)	12,983	476,087

Liberty Broadband Corp., Class C*	1,065	183,926

News Corp., Class A	16,985	399,657

Omnicom Group, Inc.	8,485	614,823

Sirius XM Holdings, Inc.(a)	77,827	474,745

ViacomCBS, Inc., Class B	30,346	1,198,970

Total Media		12,712,052

Metals & Mining – 0.5%

Freeport-McMoRan, Inc.	8,647	281,287

Newmont Corp.	20,979	1,139,160

Nucor Corp.	6,275	618,025

Southern Copper Corp.	11,965	671,715

Steel Dynamics, Inc.	6,115	357,605

Total Metals & Mining		3,067,792

Multi-Utilities – 0.9%

Ameren Corp.	4,898	396,738

CMS Energy Corp.	5,285	315,673

Consolidated Edison, Inc.	7,242	525,697

Dominion Energy, Inc.	15,177	1,108,225

DTE Energy Co.	4,499	502,583

NiSource, Inc.	10,264	248,697

Public Service Enterprise Group, Inc.	11,716	713,504

Sempra Energy	5,973	755,585

WEC Energy Group, Inc.	5,717	504,239

Total Multi-Utilities		5,070,941

Multiline Retail – 0.7%

Dollar General Corp.	5,321	1,128,797

Dollar Tree, Inc.*	5,886	563,408

Target Corp.	11,217	2,566,113

Total Multiline Retail		4,258,318

Oil, Gas & Consumable Fuels – 1.0%

DTE Midstream LLC*	2,250	104,040

EOG Resources, Inc.	12,714	1,020,553

Exxon Mobil Corp.	37,309	2,194,515

Kinder Morgan, Inc.	43,601	729,445

ONEOK, Inc.	12,032	697,736

Pioneer Natural Resources Co.	2,211	368,153

Williams Cos., Inc. (The)	29,734	771,300

Total Oil, Gas & Consumable Fuels		5,885,742

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The), Class A	2,748	824,208

Pharmaceuticals – 4.0%

Bristol-Myers Squibb Co.	16,605	982,518

Catalent, Inc.*	1,096	145,845

Eli Lilly & Co.	13,794	3,187,104

Johnson & Johnson	52,971	8,554,816

Merck & Co., Inc.	65,811	4,943,064

Organon & Co.	6,528	214,053

Pfizer, Inc.	113,063	4,862,840

Zoetis, Inc.	5,230	1,015,352

Total Pharmaceuticals		23,905,592

Professional Services – 0.3%

Booz Allen Hamilton Holding Corp.	3,143	249,397

CoStar Group, Inc.*	2,344	201,725

Equifax, Inc.	750	190,065

Jacobs Engineering Group, Inc.	3,184	421,976

Leidos Holdings, Inc.	3,119	299,829

TransUnion	1,579	177,337

Verisk Analytics, Inc.	1,592	318,830

Total Professional Services		1,859,159

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	6,740	656,206

Road & Rail – 1.0%

AMERCO	402	259,704

CSX Corp.	42,742	1,271,147

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

JB Hunt Transport Services, Inc.	1,689	$282,435

Kansas City Southern	1,589	430,047

Norfolk Southern Corp.	4,546	1,087,630

Old Dominion Freight Line, Inc.	1,474	421,534

Union Pacific Corp.	12,263	2,403,671

XPO Logistics, Inc.*	413	32,867

Total Road & Rail		6,189,035

Semiconductors & Semiconductor Equipment – 5.3%

Advanced Micro Devices, Inc.*	6,845	704,350

Analog Devices, Inc.	7,655	1,282,059

Applied Materials, Inc.	18,063	2,325,250

Broadcom, Inc.	2,214	1,073,635

Enphase Energy, Inc.*	818	122,675

Entegris, Inc.	1,873	235,811

First Solar, Inc.*	2,790	266,333

Intel Corp.	198,899	10,597,339

KLA Corp.	2,925	978,442

Lam Research Corp.	2,720	1,548,088

Microchip Technology, Inc.	1,533	235,300

Micron Technology, Inc.	19,242	1,365,797

MKS Instruments, Inc.	1,308	197,390

Monolithic Power Systems, Inc.	414	200,658

NVIDIA Corp.	14,682	3,041,523

ON Semiconductor Corp.*	4,261	195,026

Qorvo, Inc.*	1,609	269,009

QUALCOMM, Inc.	17,545	2,262,954

Skyworks Solutions, Inc.	3,229	532,075

Teradyne, Inc.	3,554	387,990

Texas Instruments, Inc.	14,155	2,720,733

Universal Display Corp.	427	73,000

Xilinx, Inc.	2,647	399,671

Total Semiconductors & Semiconductor Equipment		31,015,108

Software – 8.0%

Adobe, Inc.*	3,904	2,247,611

ANSYS, Inc.*	673	229,123

Aspen Technology, Inc.*	1,121	137,659

Autodesk, Inc.*	1,195	340,778

Black Knight, Inc.*	1,746	125,712

Cadence Design Systems, Inc.*	2,564	388,292

Ceridian HCM Holding, Inc.*	782	88,069

Citrix Systems, Inc.	2,558	274,652

Dynatrace, Inc.*	2,201	156,205

Fair Isaac Corp.*	327	130,123

Fortinet, Inc.*	1,904	556,044

Intuit, Inc.	2,632	1,419,990

Microsoft Corp.	101,893	28,725,675

NortonLifeLock, Inc.	17,493	442,573

Nuance Communications, Inc.*	1,710	94,118

Oracle Corp.	86,397	7,527,771

Paycom Software, Inc.*	358	177,479

Paylocity Holding Corp.*	422	118,329

PTC, Inc.*	966	115,717

salesforce.com, Inc.*	5,570	1,510,695

ServiceNow, Inc.*	1,083	673,918

SS&C Technologies Holdings, Inc.	4,241	294,325

Synopsys, Inc.*	1,114	333,543

Trade Desk, Inc. (The), Class A*	2,225	156,418

Tyler Technologies, Inc.*	267	122,460

VMware, Inc., Class A*(a)	5,197	772,794

Zoom Video Communications, Inc., Class A*	1,319	344,918

Total Software		47,504,991

Specialty Retail – 2.9%

Advance Auto Parts, Inc.	1,514	316,259

AutoZone, Inc.*	736	1,249,721

Bath & Body Works, Inc.	3,028	190,855

Best Buy Co., Inc.	7,490	791,768

CarMax, Inc.*	3,349	428,538

Five Below, Inc.*	294	51,982

Floor & Decor Holdings, Inc., Class A*	821	99,169

Home Depot, Inc. (The)	22,117	7,260,126

Lithia Motors, Inc.	562	178,177

Lowe’s Cos., Inc.	18,659	3,785,165

O’Reilly Automotive, Inc.*	1,762	1,076,688

RH*	240	160,058

TJX Cos., Inc. (The)	6,688	441,274

Tractor Supply Co.	2,585	523,747

Ulta Beauty, Inc.*	546	197,062

Victoria’s Secret & Co.*	1,005	55,536

Williams-Sonoma, Inc.	1,899	336,750

Total Specialty Retail		17,142,875

Technology Hardware, Storage & Peripherals – 5.3%

Apple, Inc.	203,809	28,838,974

HP, Inc.	65,359	1,788,222

NetApp, Inc.	7,087	636,129

Total Technology Hardware, Storage & Peripherals		31,263,325

Textiles, Apparel & Luxury Goods – 0.3%

NIKE, Inc., Class B	9,641	1,400,163

Tapestry, Inc.	4,807	177,955

VF Corp.	2,356	157,828

Total Textiles, Apparel & Luxury Goods		1,735,946

Tobacco – 1.4%

Altria Group, Inc.	83,443	3,798,325

Philip Morris International, Inc.	44,029	4,173,509

Total Tobacco		7,971,834

Trading Companies & Distributors – 0.3%

Fastenal Co.	7,895	407,461

United Rentals, Inc.*	1,797	630,621

W.W. Grainger, Inc.	1,012	397,777

Watsco, Inc.	499	132,045

Total Trading Companies & Distributors		1,567,904

Water Utilities – 0.1%

American Water Works Co., Inc.	2,016	340,785

Essential Utilities, Inc.	2,151	99,118

Total Water Utilities		439,903

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2021

Investments	Shares	Value

Wireless Telecommunication Services – 0.3%

T-Mobile U.S., Inc.*	13,120	$1,676,211
TOTAL COMMON STOCKS (Cost: $453,143,076)		590,039,485

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. High Dividend Fund(b) (Cost: $80,264)	1,411	108,619

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)

(Cost: $107,779)	107,779	107,779

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $453,331,119)		590,255,883

Other Assets less Liabilities – 0.1%		459,507

NET ASSETS – 100.0%		$590,715,390
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,475,313 and the total market value of the collateral held by the Fund was $1,544,300. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,436,521.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. High Dividend Fund	$628,636	$499,250	$1,041,648	$137,675	$(115,294)	$108,619	$19,745

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$590,039,485	$—	$—	$590,039,485
Exchange-Traded Fund	108,619	—	—	108,619
Investment of Cash Collateral for Securities Loaned	—	107,779	—	107,779
Total Investments in Securities	$590,148,104	$107,779	$—	$590,255,883

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.1%

Aerospace & Defense – 0.8%

BWX Technologies, Inc.	118,750	$6,395,875

Curtiss-Wright Corp.	17,066	2,153,388

Huntington Ingalls Industries, Inc.	71,964	13,893,370

Total Aerospace & Defense		22,442,633

Auto Components – 1.3%

BorgWarner, Inc.	315,073	13,614,304

Gentex Corp.	369,214	12,176,678

LCI Industries	60,566	8,154,001

Lear Corp.	26,511	4,148,441

Total Auto Components		38,093,424

Automobiles – 0.3%

Harley-Davidson, Inc.	31,601	1,156,912

Thor Industries, Inc.	64,468	7,914,092

Total Automobiles		9,071,004

Banks – 10.0%

Bank of Hawaii Corp.	82,590	6,786,420

Bank OZK	255,937	11,000,172

BOK Financial Corp.(a)	124,060	11,109,573

Commerce Bancshares, Inc.	115,065	8,017,729

Community Bank System, Inc.	89,201	6,103,132

Cullen/Frost Bankers, Inc.(a)	123,195	14,613,391

East West Bancorp, Inc.	188,857	14,643,972

First Citizens BancShares, Inc., Class A(a)	1,704	1,436,762

First Financial Bankshares, Inc.	129,796	5,964,126

First Hawaiian, Inc.	353,686	10,380,684

First Horizon Corp.	1,514,168	24,665,797

Glacier Bancorp, Inc.(a)	156,506	8,662,607

Home BancShares, Inc.	292,673	6,886,596

Pacific Premier Bancorp, Inc.	214,313	8,881,131

People’s United Financial, Inc.	1,372,534	23,978,169

Pinnacle Financial Partners, Inc.	52,040	4,895,923

Prosperity Bancshares, Inc.	161,971	11,520,997

Signature Bank	56,656	15,426,296

Sterling Bancorp	165,997	4,143,285

Synovus Financial Corp.	355,409	15,598,901

UMB Financial Corp.	57,149	5,526,880

Umpqua Holdings Corp.	739,353	14,971,898

United Bankshares, Inc.	359,184	13,067,114

Valley National Bancorp	1,107,605	14,742,222

Webster Financial Corp.	211,272	11,505,873

Western Alliance Bancorp	100,107	10,893,644

Wintrust Financial Corp.	53,510	4,300,599

Total Banks		289,723,893

Building Products – 2.3%

A.O. Smith Corp.	259,339	15,837,833

AAON, Inc.	32,300	2,110,482

Advanced Drainage Systems, Inc.	35,589	3,849,662

Armstrong World Industries, Inc.	35,403	3,379,924

Carlisle Cos., Inc.	49,367	9,813,666

Lennox International, Inc.	43,744	12,868,172

Owens Corning	96,919	8,286,574

Simpson Manufacturing Co., Inc.	48,082	5,143,332

UFP Industries, Inc.	62,318	4,236,378

Total Building Products		65,526,023

Capital Markets – 6.2%

Affiliated Managers Group, Inc.	17,431	2,633,650

Ares Management Corp., Class A	417,200	30,801,876

Artisan Partners Asset Management, Inc., Class A	372,403	18,217,955

CBOE Global Markets, Inc.	122,251	15,142,009

Cohen & Steers, Inc.	59,801	5,009,530

Evercore, Inc., Class A	85,389	11,413,948

Franklin Resources, Inc.	1,310,418	38,945,623

Houlihan Lokey, Inc.	86,470	7,963,887

Interactive Brokers Group, Inc., Class A	38,965	2,429,078

Jefferies Financial Group, Inc.	379,386	14,086,602

LPL Financial Holdings, Inc.	47,069	7,378,536

Morningstar, Inc.	16,664	4,316,476

SEI Investments Co.	102,845	6,098,709

Stifel Financial Corp.	80,964	5,502,313

Tradeweb Markets, Inc., Class A	25,807	2,084,689

Virtu Financial, Inc., Class A	293,726	7,175,726

Total Capital Markets		179,200,607

Chemicals – 5.0%

Ashland Global Holdings, Inc.(a)	60,309	5,374,738

Avient Corp.	143,462	6,649,464

Balchem Corp.	17,519	2,541,481

CF Industries Holdings, Inc.	457,699	25,548,758

Chemours Co. (The)	428,580	12,454,535

Element Solutions, Inc.	329,446	7,142,389

Huntsman Corp.	387,933	11,478,937

Mosaic Co. (The)	236,282	8,439,993

NewMarket Corp.	21,645	7,332,677

Olin Corp.	372,338	17,965,308

Quaker Chemical Corp.	7,658	1,820,460

Scotts Miracle-Gro Co. (The)	75,282	11,018,274

Sensient Technologies Corp.(a)	93,145	8,483,647

Valvoline, Inc.	274,917	8,571,912

Westlake Chemical Corp.	114,639	10,448,198

Total Chemicals		145,270,771

Commercial Services & Supplies – 0.5%

Brink’s Co. (The)	28,637	1,812,722

MSA Safety, Inc.	45,111	6,572,673

Tetra Tech, Inc.	32,813	4,900,293

UniFirst Corp.	5,232	1,112,428

Total Commercial Services & Supplies		14,398,116

Communications Equipment – 0.8%

Juniper Networks, Inc.	844,904	23,251,758

Construction & Engineering – 0.4%

EMCOR Group, Inc.	13,748	1,586,244

Quanta Services, Inc.	39,587	4,505,792

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2021

Investments	Shares	Value

Valmont Industries, Inc.	24,445	$5,747,509

Total Construction & Engineering		11,839,545

Consumer Finance – 0.8%

OneMain Holdings, Inc.	323,082	17,876,127

SLM Corp.	344,562	6,064,291

Total Consumer Finance		23,940,418

Containers & Packaging – 2.4%

AptarGroup, Inc.	74,314	8,869,376

Graphic Packaging Holding Co.	344,069	6,551,074

Sealed Air Corp.	230,629	12,636,163

Silgan Holdings, Inc.	160,109	6,141,781

Sonoco Products Co.	296,950	17,692,281

WestRock Co.	371,737	18,523,655

Total Containers & Packaging		70,414,330

Diversified Consumer Services – 1.4%

H&R Block, Inc.	875,623	21,890,575

Service Corp. International	306,255	18,454,926

Total Diversified Consumer Services		40,345,501

Diversified Financial Services – 0.2%

Voya Financial, Inc.	76,898	4,720,768

Diversified Telecommunication Services – 0.4%

Cogent Communications Holdings, Inc.	166,108	11,767,091

Electric Utilities – 4.1%

ALLETE, Inc.(a)	148,599	8,844,613

Hawaiian Electric Industries, Inc.(a)	269,620	11,008,585

IDACORP, Inc.	158,456	16,381,181

NRG Energy, Inc.	620,200	25,322,766

OGE Energy Corp.	702,990	23,170,550

Pinnacle West Capital Corp.	329,109	23,814,327

Portland General Electric Co.	241,980	11,370,640

Total Electric Utilities		119,912,662

Electrical Equipment – 1.2%

Acuity Brands, Inc.	11,670	2,023,228

EnerSys	26,830	1,997,225

Hubbell, Inc.	139,557	25,213,763

Regal Beloit Corp.	31,371	4,716,316

Vertiv Holdings Co.	13,370	322,084

Total Electrical Equipment		34,272,616

Electronic Equipment, Instruments & Components – 0.9%

Avnet, Inc.	179,939	6,652,345

Jabil, Inc.	89,810	5,242,210

Littelfuse, Inc.	12,985	3,548,411

National Instruments Corp.	236,792	9,289,350

Total Electronic Equipment, Instruments & Components		24,732,316

Equity Real Estate Investment Trusts (REITs) – 9.9%

Agree Realty Corp.	50,077	3,316,600

American Campus Communities, Inc.	132,197	6,404,945

American Homes 4 Rent, Class A	69,559	2,651,589

Americold Realty Trust	122,203	3,549,997

Brixmor Property Group, Inc.	313,734	6,936,659

Camden Property Trust	69,019	10,178,232

CoreSite Realty Corp.	59,595	8,256,291

Corporate Office Properties Trust	74,613	2,013,059

Cousins Properties, Inc.	114,274	4,261,278

CubeSmart	263,331	12,758,387

CyrusOne, Inc.	88,148	6,823,537

Douglas Emmett, Inc.	147,149	4,651,380

EastGroup Properties, Inc.	32,974	5,494,458

Equity LifeStyle Properties, Inc.	89,649	7,001,587

First Industrial Realty Trust, Inc.	110,479	5,753,746

Gaming and Leisure Properties, Inc.	424,631	19,668,908

Healthcare Realty Trust, Inc.	197,903	5,893,551

Healthcare Trust of America, Inc., Class A	212,099	6,290,856

Highwoods Properties, Inc.	88,793	3,894,461

Hudson Pacific Properties, Inc.	102,285	2,687,027

Innovative Industrial Properties, Inc.	17,166	3,968,264

Iron Mountain, Inc.	492,885	21,415,853

JBG SMITH Properties	48,125	1,424,981

Kilroy Realty Corp.	87,990	5,825,818

Kimco Realty Corp.	389,699	8,086,254

Lamar Advertising Co., Class A	76,221	8,647,272

Lexington Realty Trust	393,218	5,013,530

Life Storage, Inc.	70,776	8,120,838

Medical Properties Trust, Inc.	715,275	14,355,569

National Health Investors, Inc.	63,707	3,408,325

National Retail Properties, Inc.	203,563	8,791,886

Physicians Realty Trust	244,874	4,314,680

PotlatchDeltic Corp.	83,868	4,325,911

PS Business Parks, Inc.	13,438	2,106,272

Rayonier, Inc.	74,998	2,675,929

Rexford Industrial Realty, Inc.	81,055	4,599,871

Sabra Health Care REIT, Inc.	290,277	4,272,877

Safehold, Inc.	22,152	1,592,507

SL Green Realty Corp.	84,492	5,985,413

Spirit Realty Capital, Inc.	154,088	7,094,212

STAG Industrial, Inc.	167,120	6,559,460

STORE Capital Corp.	259,866	8,323,508

Terreno Realty Corp.	56,379	3,564,844

UDR, Inc.	248,362	13,158,219

Total Equity Real Estate Investment Trusts (REITs)		286,118,841

Food & Staples Retailing – 1.1%

Albertsons Cos., Inc., Class A(a)	853,922	26,582,592

Casey’s General Stores, Inc.	27,620	5,204,989

Total Food & Staples Retailing		31,787,581

Food Products – 1.8%

Flowers Foods, Inc.	784,531	18,538,468

Ingredion, Inc.	147,012	13,085,538

J&J Snack Foods Corp.	19,560	2,989,159

Lamb Weston Holdings, Inc.	119,219	7,316,470

Lancaster Colony Corp.	32,771	5,532,073

Sanderson Farms, Inc.	18,716	3,522,351

Seaboard Corp.	183	750,298

Total Food Products		51,734,357

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2021

Investments	Shares	Value

Gas Utilities – 2.5%

National Fuel Gas Co.	262,439	$13,783,296

New Jersey Resources Corp.	267,526	9,312,580

ONE Gas, Inc.	98,073	6,214,886

Southwest Gas Holdings, Inc.	139,986	9,362,264

Spire, Inc.	144,254	8,825,460

UGI Corp.	546,011	23,270,989

Total Gas Utilities		70,769,475

Health Care Equipment & Supplies – 0.5%

CONMED Corp.	15,488	2,026,295

Dentsply Sirona, Inc.	112,907	6,554,251

Hill-Rom Holdings, Inc.	41,868	6,280,200

Total Health Care Equipment & Supplies		14,860,746

Health Care Providers & Services – 0.6%

Chemed Corp.	4,723	2,196,762

Encompass Health Corp.	91,276	6,849,351

Ensign Group, Inc. (The)	18,699	1,400,368

Premier, Inc., Class A	176,258	6,831,760

Total Health Care Providers & Services		17,278,241

Hotels, Restaurants & Leisure – 0.9%

Churchill Downs, Inc.	16,043	3,851,604

Travel + Leisure Co.	176,787	9,640,195

Wendy’s Co. (The)	255,291	5,534,709

Wingstop, Inc.	13,418	2,199,613

Wyndham Hotels & Resorts, Inc.	67,065	5,176,747

Total Hotels, Restaurants & Leisure		26,402,868

Household Durables – 2.1%

KB Home	109,076	4,245,238

Leggett & Platt, Inc.(a)	356,294	15,976,223

MDC Holdings, Inc.	160,245	7,486,646

Newell Brands, Inc.	1,330,713	29,461,986

Toll Brothers, Inc.	86,876	4,803,374

Total Household Durables		61,973,467

Household Products – 0.9%

Energizer Holdings, Inc.(a)	132,706	5,182,169

Reynolds Consumer Products, Inc.(a)	426,743	11,667,154

Spectrum Brands Holdings, Inc.	70,916	6,784,534

WD-40 Co.(a)	15,224	3,524,051

Total Household Products		27,157,908

Independent Power & Renewable Electricity Producers – 1.2%

Clearway Energy, Inc., Class C(a)	496,624	15,032,808

Ormat Technologies, Inc.(a)	22,210	1,479,408

Vistra Corp.	1,015,515	17,365,307

Total Independent Power & Renewable Electricity Producers		33,877,523

Insurance – 6.6%

American Financial Group, Inc.	114,422	14,397,720

Assurant, Inc.	67,856	10,704,284

CNA Financial Corp.(a)	621,853	26,092,952

CNO Financial Group, Inc.	250,151	5,888,554

Erie Indemnity Co., Class A	66,187	11,809,084

Fidelity National Financial, Inc.	663,379	30,077,604

First American Financial Corp.	231,103	15,495,456

Globe Life, Inc.	47,985	4,272,104

Hanover Insurance Group, Inc. (The)	71,569	9,276,774

Kemper Corp.	86,635	5,786,352

Kinsale Capital Group, Inc.	3,188	515,500

Old Republic International Corp.	788,669	18,241,914

Primerica, Inc.	40,149	6,168,091

Reinsurance Group of America, Inc.	92,781	10,322,814

RLI Corp.	36,865	3,696,454

Selective Insurance Group, Inc.	55,566	4,196,900

Unum Group	577,764	14,478,766

Total Insurance		191,421,323

IT Services – 1.3%

Alliance Data Systems Corp.	38,911	3,925,731

MAXIMUS, Inc.	64,512	5,367,398

TTEC Holdings, Inc.	55,580	5,198,397

Western Union Co. (The)	1,173,522	23,728,615

Total IT Services		38,220,141

Leisure Products – 1.0%

Acushnet Holdings Corp.	81,611	3,811,234

Brunswick Corp.	119,271	11,362,948

Polaris, Inc.	112,823	13,500,400

Total Leisure Products		28,674,582

Life Sciences Tools & Services – 0.1%

Bruker Corp.	47,395	3,701,550

Machinery – 4.6%

AGCO Corp.	54,891	6,725,794

Allison Transmission Holdings, Inc.	123,183	4,350,824

Altra Industrial Motion Corp.	24,384	1,349,654

Crane Co.	89,800	8,513,938

Donaldson Co., Inc.	199,050	11,427,460

Flowserve Corp.	192,176	6,662,742

Franklin Electric Co., Inc.	41,210	3,290,618

Hillenbrand, Inc.	113,252	4,830,198

ITT, Inc.	77,165	6,623,844

John Bean Technologies Corp.	7,531	1,058,482

Kennametal, Inc.	119,439	4,088,397

Lincoln Electric Holdings, Inc.	104,310	13,434,085

Oshkosh Corp.	71,278	7,296,729

Rexnord Corp.	103,392	6,647,072

Snap-on, Inc.	103,579	21,642,832

Timken Co. (The)	120,215	7,864,465

Toro Co. (The)	121,741	11,858,791

Watts Water Technologies, Inc., Class A	21,937	3,687,390

Woodward, Inc.	20,110	2,276,452

Total Machinery		133,629,767

Media – 2.5%

Interpublic Group of Cos., Inc. (The)	1,162,896	42,643,396

New York Times Co. (The), Class A	80,616	3,971,950

News Corp., Class A	462,654	10,886,249

Nexstar Media Group, Inc., Class A	64,485	9,799,141

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2021

Investments	Shares	Value

TEGNA, Inc.	291,236	$5,743,174

Total Media		73,043,910

Metals & Mining – 1.8%

Reliance Steel & Aluminum Co.	138,402	19,711,213

Royal Gold, Inc.	49,314	4,708,994

Steel Dynamics, Inc.	377,430	22,072,106

United States Steel Corp.(a)	45,969	1,009,939

Worthington Industries, Inc.(a)	108,545	5,720,322

Total Metals & Mining		53,222,574

Multi-Utilities – 2.2%

Black Hills Corp.(a)	165,262	10,371,843

MDU Resources Group, Inc.	724,327	21,490,782

NiSource, Inc.	987,178	23,919,323

NorthWestern Corp.	148,399	8,503,263

Total Multi-Utilities		64,285,211

Oil, Gas & Consumable Fuels – 4.7%

Antero Midstream Corp.(a)	4,801,089	50,027,347

APA Corp.	165,071	3,537,472

Cabot Oil & Gas Corp.(a)	649,928	14,142,433

Cimarex Energy Co.	161,166	14,053,675

Diamondback Energy, Inc.	331,886	31,419,648

Marathon Oil Corp.	942,916	12,889,662

Targa Resources Corp.	228,112	11,225,391

Total Oil, Gas & Consumable Fuels		137,295,628

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	169,918	10,427,868

Professional Services – 1.8%

Exponent, Inc.	46,663	5,279,919

Insperity, Inc.	72,864	8,068,959

KBR, Inc.(a)	145,739	5,742,117

ManpowerGroup, Inc.	104,798	11,347,527

Robert Half International, Inc.	167,349	16,790,125

Science Applications International Corp.	60,429	5,170,305

Total Professional Services		52,398,952

Road & Rail – 1.0%

Knight-Swift Transportation Holdings, Inc.	90,549	4,631,581

Landstar System, Inc.	23,869	3,767,006

Ryder System, Inc.	201,358	16,654,320

Werner Enterprises, Inc.	63,725	2,821,106

Total Road & Rail		27,874,013

Semiconductors & Semiconductor Equipment – 0.7%

Amkor Technology, Inc.	183,583	4,580,396

Brooks Automation, Inc.	35,944	3,678,868

CMC Materials, Inc.	24,559	3,026,406

MKS Instruments, Inc.	31,132	4,698,130

Power Integrations, Inc.	37,082	3,670,747

Universal Display Corp.	8,326	1,423,413

Total Semiconductors & Semiconductor Equipment		21,077,960

Software – 1.3%

CDK Global, Inc.	98,510	4,191,601

Dolby Laboratories, Inc., Class A	63,593	5,596,184

NortonLifeLock, Inc.	1,060,224	26,823,667

Pegasystems, Inc.	10,043	1,276,465

Total Software		37,887,917

Specialty Retail – 2.9%

Advance Auto Parts, Inc.	29,472	6,156,406

Dick’s Sporting Goods, Inc.	162,049	19,408,609

Foot Locker, Inc.	101,939	4,654,535

Lithia Motors, Inc.	12,237	3,879,618

Murphy USA, Inc.	23,972	4,009,557

Penske Automotive Group, Inc.	161,420	16,238,852

Williams-Sonoma, Inc.	163,020	28,908,336

Total Specialty Retail		83,255,913

Technology Hardware, Storage & Peripherals – 0.4%

Xerox Holdings Corp.	603,106	12,164,648

Textiles, Apparel & Luxury Goods – 0.6%

Hanesbrands, Inc.	1,035,723	17,773,007

Thrifts & Mortgage Finance – 2.0%

MGIC Investment Corp.	385,072	5,760,677

New York Community Bancorp, Inc.(a)	1,822,434	23,454,726

PennyMac Financial Services, Inc.	62,420	3,815,735

Radian Group, Inc.	287,617	6,534,658

TFS Financial Corp.	1,028,559	19,604,334

Total Thrifts & Mortgage Finance		59,170,130

Trading Companies & Distributors – 1.9%

Air Lease Corp.	117,030	4,603,960

Applied Industrial Technologies, Inc.	66,144	5,961,559

GATX Corp.	54,052	4,840,897

MSC Industrial Direct Co., Inc., Class A	111,338	8,928,194

Watsco, Inc.	111,765	29,575,255

Total Trading Companies & Distributors		53,909,865

Water Utilities – 0.8%

American States Water Co.	65,780	5,625,506

Essential Utilities, Inc.	356,715	16,437,427

Total Water Utilities		22,062,933
Total United States		2,872,382,375
Puerto Rico – 0.4%
Banks – 0.4%

Popular, Inc.	153,504	11,922,655
TOTAL COMMON STOCKS (Cost: $2,373,952,590)		2,884,305,030

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $6,045,132)	54,482	6,499,158

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $31,000,705)	31,000,705	$31,000,705

TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $2,410,998,427)		2,921,804,893

Other Assets less Liabilities – (0.8)%		(24,196,235)

NET ASSETS – 100.0%		$2,897,608,658

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,144,063 and the total market value of the collateral held by the Fund was $72,073,106. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,072,401.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$12,420,991	$19,019,911	$24,823,649	$857,386	$(975,481)	$6,499,158	$81,095

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,884,305,030	$—	$—	$2,884,305,030
Exchange-Traded Fund	6,499,158	—	—	6,499,158
Investment of Cash Collateral for Securities Loaned	—	31,000,705	—	31,000,705
Total Investments in Securities	$2,890,804,188	$31,000,705	$—	$2,921,804,893

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.7%

Aerojet Rocketdyne Holdings, Inc.	23,923	$1,041,847

BWX Technologies, Inc.	32,241	1,736,500

Curtiss-Wright Corp.	17,216	2,172,315

Hexcel Corp.*(a)	15,983	949,230

Huntington Ingalls Industries, Inc.	22,385	4,321,648

Kratos Defense & Security Solutions, Inc.*	11,779	262,789

Mercury Systems, Inc.*	8,040	381,257

Moog, Inc., Class A	14,816	1,129,424

Parsons Corp.*	17,956	606,195

Total Aerospace & Defense		12,601,205

Auto Components – 0.5%

Dana, Inc.	31,044	690,419

Dorman Products, Inc.*	7,485	708,605

Fox Factory Holding Corp.*	7,845	1,133,916

LCI Industries(a)	8,536	1,149,202

Visteon Corp.*	3,242	306,012

Total Auto Components		3,988,154

Automobiles – 0.4%

Harley-Davidson, Inc.	31,677	1,159,695

Thor Industries, Inc.	17,360	2,131,114

Total Automobiles		3,290,809

Banks – 10.9%

Ameris Bancorp	29,617	1,536,530

Associated Banc-Corp.	21,577	462,179

Atlantic Union Bankshares Corp.	14,713	542,174

BancorpSouth Bank	34,573	1,029,584

Bank of Hawaii Corp.	7,915	650,376

Bank OZK	55,582	2,388,914

BankUnited, Inc.	26,699	1,116,552

BOK Financial Corp.	31,998	2,865,421

Cathay General Bancorp	30,579	1,265,665

Columbia Banking System, Inc.	11,594	440,456

Commerce Bancshares, Inc.	26,607	1,853,976

Community Bank System, Inc.	9,779	669,079

Cullen/Frost Bankers, Inc.	20,738	2,459,942

CVB Financial Corp.	35,006	713,072

East West Bancorp, Inc.	69,998	5,427,645

First Citizens BancShares, Inc., Class A	4,523	3,813,658

First Financial Bankshares, Inc.	21,421	984,295

First Hawaiian, Inc.	34,741	1,019,648

First Horizon Corp.	294,024	4,789,651

Glacier Bancorp, Inc.	29,196	1,615,999

Hilltop Holdings, Inc.	72,061	2,354,233

Home BancShares, Inc.	47,755	1,123,675

Independent Bank Corp.	5,530	421,110

Independent Bank Group, Inc.	15,673	1,113,410

Investors Bancorp, Inc.	86,658	1,309,402

Old National Bancorp	52,245	885,553

Pacific Premier Bancorp, Inc.	10,036	415,892

People’s United Financial, Inc.	226,607	3,958,824

Pinnacle Financial Partners, Inc.	23,792	2,238,351

Prosperity Bancshares, Inc.	45,456	3,233,285

Signature Bank	23,766	6,471,007

Simmons First National Corp., Class A	66,779	1,973,987

Sterling Bancorp	63,985	1,597,066

Synovus Financial Corp.	69,081	3,031,965

Texas Capital Bancshares, Inc.*	5,309	318,646

UMB Financial Corp.	11,833	1,144,369

Umpqua Holdings Corp.	40,628	822,717

United Bankshares, Inc.(a)	40,884	1,487,360

Valley National Bancorp	209,173	2,784,093

Webster Financial Corp.	28,233	1,537,569

Western Alliance Bancorp	44,403	4,831,934

Wintrust Financial Corp.	21,134	1,698,540

Total Banks		80,397,804

Beverages – 0.3%

Celsius Holdings, Inc.*(a)	6,844	616,576

National Beverage Corp.(a)	26,939	1,414,028

Total Beverages		2,030,604

Biotechnology – 1.7%

Arena Pharmaceuticals, Inc.*	44,531	2,651,821

Blueprint Medicines Corp.*	21,825	2,243,828

Emergent BioSolutions, Inc.*	17,929	897,705

Exelixis, Inc.*	66,119	1,397,756

Halozyme Therapeutics, Inc.*(a)	14,103	573,710

Ionis Pharmaceuticals, Inc.*(a)	16,426	550,928

United Therapeutics Corp.*	23,526	4,342,429

Total Biotechnology		12,658,177

Building Products – 2.3%

AAON, Inc.	10,228	668,298

Advanced Drainage Systems, Inc.	38,342	4,147,454

Armstrong World Industries, Inc.	13,469	1,285,885

Builders FirstSource, Inc.*(a)	73,592	3,807,650

Gibraltar Industries, Inc.*	11,040	768,936

JELD-WEN Holding, Inc.*	26,323	658,865

Resideo Technologies, Inc.*	87,288	2,163,869

Simpson Manufacturing Co., Inc.	15,190	1,624,874

UFP Industries, Inc.	30,619	2,081,480

Total Building Products		17,207,311

Capital Markets – 3.5%

Affiliated Managers Group, Inc.	6,128	925,880

Artisan Partners Asset Management, Inc., Class A	13,754	672,846

Cohen & Steers, Inc.	5,688	476,484

Evercore, Inc., Class A	13,978	1,868,439

Federated Hermes, Inc., Class B	54,050	1,756,625

Hamilton Lane, Inc., Class A	3,469	294,241

Houlihan Lokey, Inc.	11,599	1,068,268

Interactive Brokers Group, Inc., Class A	14,207	885,664

Jefferies Financial Group, Inc.	132,831	4,932,015

LPL Financial Holdings, Inc.	37,238	5,837,429

Moelis & Co., Class A	5,235	323,889

Stifel Financial Corp.	47,795	3,248,148

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

Tradeweb Markets, Inc., Class A	9,036	$729,928

Virtu Financial, Inc., Class A	117,857	2,879,246

Total Capital Markets		25,899,102

Chemicals – 2.2%

Ashland Global Holdings, Inc.	11,247	1,002,333

Avient Corp.	12,752	591,055

Balchem Corp.	6,272	909,879

Cabot Corp.	23,609	1,183,283

Chemours Co. (The)	26,323	764,946

Element Solutions, Inc.	79,962	1,733,576

H.B. Fuller Co.	17,964	1,159,756

Ingevity Corp.*	20,847	1,487,851

Livent Corp.*(a)	14,385	332,437

NewMarket Corp.	4,172	1,413,349

Quaker Chemical Corp.	2,288	543,903

Sensient Technologies Corp.	9,396	855,788

Stepan Co.	8,334	941,242

Valvoline, Inc.	95,463	2,976,536

Total Chemicals		15,895,934

Commercial Services & Supplies – 1.4%

ABM Industries, Inc.	29,174	1,313,122

Brady Corp., Class A	19,550	991,185

Brink’s Co. (The)	9,269	586,728

Casella Waste Systems, Inc., Class A*	7,180	545,249

Clean Harbors, Inc.*	10,380	1,078,170

Herman Miller, Inc.	38,203	1,438,725

MSA Safety, Inc.	7,862	1,145,493

Stericycle, Inc.*	9,978	678,205

Tetra Tech, Inc.	11,447	1,709,495

UniFirst Corp.	4,806	1,021,852

Total Commercial Services & Supplies		10,508,224

Communications Equipment – 1.2%

Ciena Corp.*	61,373	3,151,504

Juniper Networks, Inc.	123,993	3,412,287

Lumentum Holdings, Inc.*(a)	16,088	1,343,992

ViaSat, Inc.*(a)	7,464	411,042

Viavi Solutions, Inc.*	32,496	511,487

Total Communications Equipment		8,830,312

Construction & Engineering – 1.2%

Arcosa, Inc.	17,418	873,861

EMCOR Group, Inc.	25,915	2,990,072

MasTec, Inc.*(a)	31,099	2,683,222

Valmont Industries, Inc.	7,634	1,794,906

WillScot Mobile Mini Holdings Corp.*	24,876	789,067

Total Construction & Engineering		9,131,128

Construction Materials – 0.5%

Eagle Materials, Inc.	19,438	2,549,488

Summit Materials, Inc., Class A*(a)	35,198	1,125,280

Total Construction Materials		3,674,768

Consumer Finance – 2.2%

Credit Acceptance Corp.*(a)	7,284	4,263,325

FirstCash, Inc.	6,587	576,363

Green Dot Corp., Class A*	5,391	271,329

OneMain Holdings, Inc.	90,192	4,990,323

Prog Holdings, Inc.	20,801	873,850

SLM Corp.	305,648	5,379,405

Total Consumer Finance		16,354,595

Containers & Packaging – 2.8%

Berry Global Group, Inc.*	89,202	5,430,618

Graphic Packaging Holding Co.	147,913	2,816,263

Greif, Inc., Class A	31,807	2,054,732

Sealed Air Corp.	79,900	4,377,721

Silgan Holdings, Inc.	85,380	3,275,177

Sonoco Products Co.	39,412	2,348,167

Total Containers & Packaging		20,302,678

Diversified Consumer Services – 1.1%

frontdoor, Inc.*	21,443	898,462

Grand Canyon Education, Inc.*	20,306	1,786,116

H&R Block, Inc.	152,826	3,820,650

Strategic Education, Inc.	10,455	737,077

Terminix Global Holdings, Inc.*	16,302	679,304

Total Diversified Consumer Services		7,921,609

Diversified Telecommunication Services – 0.1%

Cogent Communications Holdings, Inc.	6,179	437,720

Electric Utilities – 0.8%

ALLETE, Inc.	18,456	1,098,501

Hawaiian Electric Industries, Inc.	39,886	1,628,545

IDACORP, Inc.	15,367	1,588,641

MGE Energy, Inc.	9,028	663,558

Portland General Electric Co.	25,240	1,186,028

Total Electric Utilities		6,165,273

Electrical Equipment – 1.1%

Acuity Brands, Inc.	17,007	2,948,503

EnerSys	12,897	960,053

GrafTech International Ltd.	210,317	2,170,471

Regal Beloit Corp.	12,123	1,822,572

Vicor Corp.*(a)	3,485	467,548

Total Electrical Equipment		8,369,147

Electronic Equipment, Instruments & Components – 2.7%

Advanced Energy Industries, Inc.	10,022	879,430

Arrow Electronics, Inc.*	48,056	5,396,208

Avnet, Inc.	18,375	679,324

Badger Meter, Inc.	5,093	515,106

Coherent, Inc.*	2,332	583,210

II-VI, Inc.*(a)	10,694	634,796

Insight Enterprises, Inc.*(a)	18,586	1,674,227

Itron, Inc.*	4,786	361,965

Jabil, Inc.	73,353	4,281,615

Littelfuse, Inc.	3,975	1,086,248

National Instruments Corp.	17,618	691,154

Plexus Corp.*	12,560	1,122,990

Rogers Corp.*	3,224	601,211

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

Vishay Intertechnology, Inc.	57,598	$1,157,144

Total Electronic Equipment, Instruments & Components		19,664,628

Entertainment – 0.1%

Madison Square Garden Sports Corp., Class A*	2,659	494,441

Equity Real Estate Investment Trusts (REITs) – 5.1%

Agree Realty Corp.	10,628	703,892

American Campus Communities, Inc.	13,620	659,889

Brixmor Property Group, Inc.	79,073	1,748,304

CoreSite Realty Corp.	5,713	791,479

Corporate Office Properties Trust	28,925	780,397

Cousins Properties, Inc.	61,826	2,305,492

CubeSmart	41,698	2,020,268

Douglas Emmett, Inc.	18,546	586,239

EastGroup Properties, Inc.	5,643	940,293

Essential Properties Realty Trust, Inc.	23,782	663,993

First Industrial Realty Trust, Inc.	20,298	1,057,120

Healthcare Realty Trust, Inc.	14,601	434,818

Healthcare Trust of America, Inc., Class A	23,806	706,086

Highwoods Properties, Inc.	31,946	1,401,152

Hudson Pacific Properties, Inc.	16,642	437,185

Innovative Industrial Properties, Inc.	2,837	655,829

JBG SMITH Properties	17,927	530,818

Kilroy Realty Corp.	19,336	1,280,237

Kimco Realty Corp.	138,646	2,876,904

Lamar Advertising Co., Class A	24,210	2,746,624

Lexington Realty Trust	35,131	447,920

Life Storage, Inc.	15,328	1,758,735

National Health Investors, Inc.	19,788	1,058,658

National Retail Properties, Inc.	47,088	2,033,731

National Storage Affiliates Trust	10,131	534,815

Physicians Realty Trust	25,633	451,653

PotlatchDeltic Corp.	19,258	993,328

PS Business Parks, Inc.	5,716	895,926

Rayonier, Inc.	14,813	528,528

Rexford Industrial Realty, Inc.	13,639	774,013

Sabra Health Care REIT, Inc.	53,512	787,697

Safehold, Inc.	7,515	540,253

SL Green Realty Corp.	23,478	1,663,182

Spirit Realty Capital, Inc.	14,604	672,368

STAG Industrial, Inc.	17,834	699,985

Terreno Realty Corp.	8,655	547,256

Total Equity Real Estate Investment Trusts (REITs)		37,715,067

Food & Staples Retailing – 1.3%

BJ’s Wholesale Club Holdings, Inc.*	72,775	3,996,803

Casey’s General Stores, Inc.(a)	12,561	2,367,120

Grocery Outlet Holding Corp.*(a)	10,254	221,179

PriceSmart, Inc.	7,791	604,192

Sprouts Farmers Market, Inc.*(a)	96,241	2,229,904

Total Food & Staples Retailing		9,419,198

Food Products – 1.8%

Flowers Foods, Inc.	75,763	1,790,280

Freshpet, Inc.*	4,467	637,396

Hain Celestial Group, Inc. (The)*	17,868	764,393

Ingredion, Inc.	34,771	3,094,967

J&J Snack Foods Corp.	2,000	305,640

Lancaster Colony Corp.	6,360	1,073,631

Pilgrim’s Pride Corp.*	76,922	2,236,892

Post Holdings, Inc.*	15,571	1,715,301

TreeHouse Foods, Inc.*(a)	36,086	1,439,110

Total Food Products		13,057,610

Gas Utilities – 1.8%

National Fuel Gas Co.	45,321	2,380,259

New Jersey Resources Corp.	27,898	971,129

ONE Gas, Inc.	16,633	1,054,033

South Jersey Industries, Inc.	41,621	884,863

Southwest Gas Holdings, Inc.	25,594	1,711,727

Spire, Inc.	19,390	1,186,280

UGI Corp.	123,977	5,283,900

Total Gas Utilities		13,472,191

Health Care Equipment & Supplies – 1.7%

CONMED Corp.(a)	3,029	396,284

Envista Holdings Corp.*(a)	53,389	2,232,194

Globus Medical, Inc., Class A*	14,390	1,102,562

Haemonetics Corp.*	6,813	480,930

Hill-Rom Holdings, Inc.	20,773	3,115,950

ICU Medical, Inc.*	5,006	1,168,300

Inari Medical, Inc.*	5,362	434,858

Integer Holdings Corp.*	8,268	738,663

Integra LifeSciences Holdings Corp.*(a)	13,792	944,476

Merit Medical Systems, Inc.*	6,176	443,437

Neogen Corp.*	13,638	592,298

STAAR Surgical Co.*	4,441	570,802

Total Health Care Equipment & Supplies		12,220,754

Health Care Providers & Services – 2.0%

Acadia Healthcare Co., Inc.*	30,287	1,931,705

AMN Healthcare Services, Inc.*	14,794	1,697,611

Ensign Group, Inc. (The)	14,612	1,094,293

HealthEquity, Inc.*(a)	9,134	591,518

LHC Group, Inc.*	4,013	629,680

Patterson Cos., Inc.	28,394	855,795

Premier, Inc., Class A	42,997	1,666,564

Progyny, Inc.*	8,195	458,920

R1 RCM, Inc.*	20,280	446,363

Select Medical Holdings Corp.	64,825	2,344,720

Tenet Healthcare Corp.*	41,225	2,738,989

Total Health Care Providers & Services		14,456,158

Health Care Technology – 0.1%

Omnicell, Inc.*	4,138	614,203

Hotels, Restaurants & Leisure – 1.3%

Brinker International, Inc.*	6,470	317,353

Choice Hotels International, Inc.	8,285	1,046,975

Churchill Downs, Inc.	3,945	947,116

Hilton Grand Vacations, Inc.*	9,189	437,121

Hyatt Hotels Corp., Class A*	16,462	1,269,220

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

Marriott Vacations Worldwide Corp.	4,626	$727,809

Papa John’s International, Inc.	4,030	511,770

Texas Roadhouse, Inc.	7,354	671,641

Travel + Leisure Co.	9,142	498,513

Wendy’s Co. (The)	40,554	879,211

Wingstop, Inc.(a)	3,140	514,740

Wyndham Hotels & Resorts, Inc.	21,154	1,632,877

Total Hotels, Restaurants & Leisure		9,454,346

Household Durables – 3.8%

Installed Building Products, Inc.	8,034	860,843

iRobot Corp.*(a)	8,831	693,234

KB Home	83,505	3,250,015

Leggett & Platt, Inc.	45,788	2,053,134

LGI Homes, Inc.*(a)	15,422	2,188,536

MDC Holdings, Inc.	54,950	2,567,264

Meritage Homes Corp.*	31,225	3,028,825

Sonos, Inc.*	12,964	419,515

Taylor Morrison Home Corp., Class A*	64,957	1,674,591

Tempur Sealy International, Inc.	55,013	2,553,153

Toll Brothers, Inc.	69,383	3,836,186

TopBuild Corp.*	10,202	2,089,472

Tri Pointe Homes, Inc.*	121,361	2,551,008

Total Household Durables		27,765,776

Household Products – 0.8%

Energizer Holdings, Inc.	32,626	1,274,046

Reynolds Consumer Products, Inc.	83,318	2,277,914

Spectrum Brands Holdings, Inc.	18,439	1,764,059

WD-40 Co.	2,021	467,821

Total Household Products		5,783,840

Independent Power & Renewable Electricity Producers – 0.1%

Clearway Energy, Inc., Class C	19,012	575,493

Ormat Technologies, Inc.(a)	7,262	483,722

Total Independent Power & Renewable Electricity Producers		1,059,215

Insurance – 4.6%

American Equity Investment Life Holding Co.	86,220	2,549,525

American National Group, Inc.	14,677	2,774,393

CNO Financial Group, Inc.	53,380	1,256,565

First American Financial Corp.	87,294	5,853,063

Genworth Financial, Inc., Class A*	377,555	1,415,831

Goosehead Insurance, Inc., Class A	1,972	300,316

Hanover Insurance Group, Inc. (The)	14,433	1,870,806

Kemper Corp.	33,969	2,268,790

Kinsale Capital Group, Inc.	2,456	397,135

Mercury General Corp.	25,776	1,434,950

Old Republic International Corp.	194,655	4,502,370

Primerica, Inc.	16,060	2,467,298

RLI Corp.	4,764	477,686

Selective Insurance Group, Inc.	14,344	1,083,402

Selectquote, Inc.*(a)	15,878	205,303

Unum Group	189,205	4,741,477

Total Insurance		33,598,910

Interactive Media & Services – 0.1%

Cargurus, Inc.*(a)	21,076	661,997

Internet & Direct Marketing Retail – 0.4%

Overstock.com, Inc.*(a)	5,558	433,080

Shutterstock, Inc.	7,404	839,021

Stamps.com, Inc.*	5,343	1,762,068

Total Internet & Direct Marketing Retail		3,034,169

IT Services – 2.0%

Alliance Data Systems Corp.	46,635	4,705,005

DXC Technology Co.*	150,302	5,051,650

Euronet Worldwide, Inc.*	7,332	933,217

ExlService Holdings, Inc.*	7,041	866,888

MAXIMUS, Inc.	22,401	1,863,763

SolarWinds Corp.(a)	16,682	279,090

TTEC Holdings, Inc.	14,193	1,327,472

Total IT Services		15,027,085

Leisure Products – 1.2%

Acushnet Holdings Corp.	22,867	1,067,889

Brunswick Corp.	34,774	3,312,919

Mattel, Inc.*(a)	39,532	733,714

Polaris, Inc.	24,742	2,960,628

YETI Holdings, Inc.*	12,032	1,031,022

Total Leisure Products		9,106,172

Life Sciences Tools & Services – 0.4%

Medpace Holdings, Inc.*	6,804	1,287,861

Syneos Health, Inc.*	21,864	1,912,663

Total Life Sciences Tools & Services		3,200,524

Machinery – 5.2%

AGCO Corp.	32,718	4,008,936

Albany International Corp., Class A	12,896	991,315

Allison Transmission Holdings, Inc.	52,806	1,865,108

Altra Industrial Motion Corp.	18,358	1,016,115

Barnes Group, Inc.	17,301	721,971

Chart Industries, Inc.*(a)	4,725	902,995

Colfax Corp.*	19,309	886,283

Crane Co.	24,249	2,299,048

Donaldson Co., Inc.	33,444	1,920,020

ESCO Technologies, Inc.	5,998	461,846

Evoqua Water Technologies Corp.*	35,141	1,319,896

Flowserve Corp.	38,626	1,339,163

Franklin Electric Co., Inc.	11,627	928,416

Hillenbrand, Inc.	36,387	1,551,905

ITT, Inc.	14,184	1,217,555

John Bean Technologies Corp.	9,151	1,286,173

Kennametal, Inc.	18,088	619,152

Lincoln Electric Holdings, Inc.	14,010	1,804,348

Oshkosh Corp.	27,011	2,765,116

Proto Labs, Inc.*	3,361	223,843

RBC Bearings, Inc.*	4,988	1,058,454

Rexnord Corp.	34,089	2,191,582

SPX Corp.*	16,215	866,692

SPX FLOW, Inc.	7,359	537,943

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

Timken Co. (The)	30,009	$1,963,189

Trinity Industries, Inc.	18,007	489,250

Watts Water Technologies, Inc., Class A	8,523	1,432,631

Woodward, Inc.	15,090	1,708,188

Total Machinery		38,377,133

Marine – 0.2%

Kirby Corp.*	9,688	464,636

Matson, Inc.	16,860	1,360,771

Total Marine		1,825,407

Media – 1.4%

Liberty Broadband Corp., Class C*	1	173

New York Times Co. (The), Class A	21,631	1,065,759

Nexstar Media Group, Inc., Class A	36,733	5,581,947

TEGNA, Inc.	172,816	3,407,931

Total Media		10,055,810

Metals & Mining – 1.6%

Arconic Corp.*	40,690	1,283,363

Commercial Metals Co.	105,839	3,223,856

Compass Minerals International, Inc.	12,120	780,528

Hecla Mining Co.	53,436	293,898

Reliance Steel & Aluminum Co.	28,349	4,037,464

Royal Gold, Inc.	13,458	1,285,104

Worthington Industries, Inc.	23,504	1,238,661

Total Metals & Mining		12,142,874

Multi-Utilities – 0.9%

Avista Corp.	19,063	745,745

Black Hills Corp.	27,372	1,717,867

MDU Resources Group, Inc.	104,684	3,105,974

NorthWestern Corp.	21,284	1,219,573

Total Multi-Utilities		6,789,159

Multiline Retail – 0.2%

Ollie’s Bargain Outlet Holdings, Inc.*(a)	19,046	1,148,093

Oil, Gas & Consumable Fuels – 2.2%

APA Corp.	32,248	691,075

Cabot Oil & Gas Corp.	89,931	1,956,899

Cimarex Energy Co.	17,500	1,526,000

Diamondback Energy, Inc.	73,932	6,999,142

Equitrans Midstream Corp.	337,525	3,422,503

Renewable Energy Group, Inc.*(a)	35,600	1,787,120

Total Oil, Gas & Consumable Fuels		16,382,739

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	50,531	3,101,087

Personal Products – 0.2%

Medifast, Inc.	4,144	798,300

Nu Skin Enterprises, Inc., Class A	22,963	929,313

Total Personal Products		1,727,613

Pharmaceuticals – 0.1%

Corcept Therapeutics, Inc.*(a)	34,120	671,482

Pacira BioSciences, Inc.*(a)	5,224	292,544

Total Pharmaceuticals		964,026

Professional Services – 3.1%

ASGN, Inc.*	18,100	2,047,834

CACI International, Inc., Class A*	11,438	2,997,900

Exponent, Inc.	7,077	800,763

FTI Consulting, Inc.*	12,979	1,748,271

Insperity, Inc.	14,323	1,586,129

KBR, Inc.(a)	65,108	2,565,255

Korn Ferry	19,136	1,384,681

ManpowerGroup, Inc.	11,788	1,276,405

Robert Half International, Inc.	37,139	3,726,156

Science Applications International Corp.	20,008	1,711,884

TriNet Group, Inc.*	29,969	2,834,468

Total Professional Services		22,679,746

Real Estate Management & Development – 1.1%

eXp World Holdings, Inc.(a)	11,990	476,842

Howard Hughes Corp. (The)*	5,514	484,184

Jones Lang LaSalle, Inc.*	26,985	6,694,709

Kennedy-Wilson Holdings, Inc.	29,581	618,835

Total Real Estate Management & Development		8,274,570

Road & Rail – 1.1%

Knight-Swift Transportation Holdings, Inc.	58,932	3,014,372

Landstar System, Inc.	9,698	1,530,538

Ryder System, Inc.	9,097	752,413

Saia, Inc.*	5,007	1,191,816

Werner Enterprises, Inc.	28,544	1,263,643

Total Road & Rail		7,752,782

Semiconductors & Semiconductor Equipment – 1.7%

Amkor Technology, Inc.	134,972	3,367,551

Brooks Automation, Inc.	8,924	913,371

Cirrus Logic, Inc.*	15,714	1,294,048

CMC Materials, Inc.	7,763	956,635

Diodes, Inc.*	11,643	1,054,739

FormFactor, Inc.*	17,811	664,885

Lattice Semiconductor Corp.*	14,464	935,098

Power Integrations, Inc.	7,024	695,306

Semtech Corp.*	6,904	538,305

Silicon Laboratories, Inc.*	4,680	655,949

Synaptics, Inc.*(a)	6,969	1,252,538

Total Semiconductors & Semiconductor Equipment		12,328,425

Software – 1.9%

ACI Worldwide, Inc.*	16,144	496,105

Alarm.com Holdings, Inc.*(a)	6,561	513,005

Appfolio, Inc., Class A*	1,869	225,028

Blackbaud, Inc.*	6,092	428,572

CDK Global, Inc.	43,965	1,870,711

CommVault Systems, Inc.*	4,844	364,802

Digital Turbine, Inc.*(a)	9,847	676,981

Dolby Laboratories, Inc., Class A	15,668	1,378,784

Dropbox, Inc., Class A*	30,848	901,378

j2 Global, Inc.*	11,814	1,614,029

Manhattan Associates, Inc.*	7,463	1,142,063

MicroStrategy, Inc., Class A*(a)	1,261	729,362

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

Investments	Shares	Value

N-Able, Inc.*(a)	16,682	$207,024

NCR Corp.*	35,811	1,388,034

Qualys, Inc.*(a)	7,701	857,044

SPS Commerce, Inc.*	4,423	713,474

Verint Systems, Inc.*(a)	7,671	343,584

Total Software		13,849,980

Specialty Retail – 4.1%

Asbury Automotive Group, Inc.*	11,156	2,194,831

AutoNation, Inc.*(a)	51,161	6,229,363

Dick’s Sporting Goods, Inc.	53,390	6,394,520

Foot Locker, Inc.	49,184	2,245,742

Group 1 Automotive, Inc.	16,386	3,078,602

Murphy USA, Inc.	21,955	3,672,193

National Vision Holdings, Inc.*(a)	8,358	474,484

Penske Automotive Group, Inc.	54,793	5,512,176

Urban Outfitters, Inc.*	13,103	389,028

Total Specialty Retail		30,190,939

Technology Hardware, Storage & Peripherals – 0.3%

Xerox Holdings Corp.	90,682	1,829,056

Textiles, Apparel & Luxury Goods – 2.2%

Carter’s, Inc.	15,912	1,547,283

Columbia Sportswear Co.	12,533	1,201,163

Crocs, Inc.*	17,086	2,451,499

Deckers Outdoor Corp.*	7,913	2,850,263

Hanesbrands, Inc.	305,716	5,246,086

Kontoor Brands, Inc.	11,158	557,342

PVH Corp.*	6,456	663,612

Skechers U.S.A., Inc., Class A*	20,963	882,962

Steven Madden Ltd.	11,691	469,511

Wolverine World Wide, Inc.	23,010	686,618

Total Textiles, Apparel & Luxury Goods		16,556,339

Thrifts & Mortgage Finance – 2.5%

MGIC Investment Corp.	231,037	3,456,314

Mr Cooper Group, Inc.*(a)	85,301	3,511,842

New York Community Bancorp, Inc.	206,804	2,661,567

PennyMac Financial Services, Inc.	67,899	4,150,666

Radian Group, Inc.	116,230	2,640,746

TFS Financial Corp.	29,854	569,017

Walker & Dunlop, Inc.	10,397	1,180,059

Total Thrifts & Mortgage Finance		18,170,211

Trading Companies & Distributors – 2.0%

Air Lease Corp.	94,841	3,731,045

Applied Industrial Technologies, Inc.	12,813	1,154,836

Beacon Roofing Supply, Inc.*	27,029	1,290,905

GATX Corp.	12,319	1,103,289

MSC Industrial Direct Co., Inc., Class A	22,685	1,819,110

SiteOne Landscape Supply, Inc.*	7,296	1,455,333

Univar Solutions, Inc.*	70,807	1,686,623

WESCO International, Inc.*	24,616	2,838,717

Total Trading Companies & Distributors		15,079,858

Water Utilities – 0.2%

American States Water Co.	9,011	770,621

California Water Service Group	14,032	826,906

Total Water Utilities		1,597,527

Wireless Telecommunication Services – 0.0%

Shenandoah Telecommunications Co.	10,990	347,064
TOTAL COMMON STOCKS (Cost: $594,311,243)		736,641,276

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $802,808)	20,732	859,341

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $5,148,633)	5,148,633	5,148,633

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $600,262,684)		742,649,250

Other Assets less Liabilities – (0.6)%		(4,240,281)

NET ASSETS – 100.0%		$738,408,969
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,562,678 and the total market value of the collateral held by the Fund was $43,481,766. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,333,133.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,290,925	$—	$1,507,832	$65,437	$10,811	$859,341	$24,685

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$736,641,276	$—	$—	$736,641,276
Exchange-Traded Fund	859,341	—	—	859,341
Investment of Cash Collateral for Securities Loaned	—	5,148,633	—	5,148,633
Total Investments in Securities	$737,500,617	$5,148,633	$—	$742,649,250

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.6%

Huntington Ingalls Industries, Inc.	2,506	$483,808

L3Harris Technologies, Inc.	2,319	510,737

Lockheed Martin Corp.	1,717	592,537

Northrop Grumman Corp.	1,755	632,063

Total Aerospace & Defense		2,219,145

Air Freight & Logistics – 0.6%

FedEx Corp.	1,669	365,995

United Parcel Service, Inc., Class B	2,489	453,247

Total Air Freight & Logistics		819,242

Automobiles – 0.8%

Ford Motor Co.*	40,514	573,678

General Motors Co.*	10,730	565,579

Total Automobiles		1,139,257

Banks – 2.1%

Citigroup, Inc.	9,509	667,342

First Horizon Corp.	33,197	540,779

JPMorgan Chase & Co.	4,609	754,447

People’s United Financial, Inc.	29,353	512,797

Regions Financial Corp.	25,841	550,672

Total Banks		3,026,037

Biotechnology – 1.8%

AbbVie, Inc.	5,181	558,874

Gilead Sciences, Inc.	8,696	607,416

Moderna, Inc.*	657	252,853

Regeneron Pharmaceuticals, Inc.*	720	435,730

United Therapeutics Corp.*	1,883	347,564

Vertex Pharmaceuticals, Inc.*	1,939	351,715

Total Biotechnology		2,554,152

Building Products – 0.5%

Lennox International, Inc.	1,457	428,606

Owens Corning	4,169	356,449

Total Building Products		785,055

Capital Markets – 2.0%

CBOE Global Markets, Inc.	5,790	717,149

Goldman Sachs Group, Inc. (The)	1,997	754,926

Jefferies Financial Group, Inc.	19,109	709,517

Morgan Stanley	6,642	646,333

Total Capital Markets		2,827,925

Chemicals – 0.6%

Mosaic Co. (The)	12,837	458,538

Olin Corp.	8,478	409,063

Total Chemicals		867,601

Commercial Services & Supplies – 0.4%

Republic Services, Inc.	4,822	578,929

Consumer Finance – 2.5%

Ally Financial, Inc.	12,067	616,021

Capital One Financial Corp.	4,041	654,521

Credit Acceptance Corp.*	771	451,266

Discover Financial Services	4,360	535,626

OneMain Holdings, Inc.	10,113	559,552

Santander Consumer USA Holdings, Inc.	17,826	743,344

Total Consumer Finance		3,560,330

Containers & Packaging – 0.9%

Berry Global Group, Inc.*	10,715	652,329

Sealed Air Corp.	12,713	696,545

Total Containers & Packaging		1,348,874

Distributors – 1.0%

Genuine Parts Co.	6,172	748,231

LKQ Corp.*	13,180	663,218

Total Distributors		1,411,449

Diversified Consumer Services – 0.6%

Service Corp. International	14,169	853,824

Diversified Telecommunication Services – 3.6%

AT&T, Inc.	73,586	1,987,558

Lumen Technologies, Inc.	78,247	969,480

Verizon Communications, Inc.	39,254	2,120,109

Total Diversified Telecommunication Services		5,077,147

Electric Utilities – 1.0%

Duke Energy Corp.	5,191	506,590

Evergy, Inc.	8,031	499,528

FirstEnergy Corp.	12,891	459,177

Total Electric Utilities		1,465,295

Electronic Equipment, Instruments & Components – 2.6%

Arrow Electronics, Inc.*	14,436	1,621,019

CDW Corp.	7,820	1,423,396

SYNNEX Corp.	6,691	696,533

Total Electronic Equipment, Instruments & Components		3,740,948

Entertainment – 0.9%

Take-Two Interactive Software, Inc.*	8,583	1,322,383

Equity Real Estate Investment Trusts (REITs) – 2.1%

Brixmor Property Group, Inc.	13,708	303,084

CoreSite Realty Corp.	3,954	547,787

Extra Space Storage, Inc.	3,292	553,023

Iron Mountain, Inc.	10,259	445,754

Kilroy Realty Corp.	7,234	478,963

Public Storage	2,061	612,323

Total Equity Real Estate Investment Trusts (REITs)		2,940,934

Food & Staples Retailing – 0.7%

Albertsons Cos., Inc., Class A(a)	10,951	340,905

BJ’s Wholesale Club Holdings, Inc.*	5,381	295,524

Kroger Co. (The)	10,106	408,586

Total Food & Staples Retailing		1,045,015

Food Products – 3.1%

Archer-Daniels-Midland Co.	8,846	530,848

Campbell Soup Co.	11,618	485,749

Conagra Brands, Inc.	16,827	569,930

General Mills, Inc.	9,595	573,973

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2021

Investments	Shares	Value

Hershey Co. (The)	3,259	$551,586

J.M. Smucker Co. (The)	4,624	555,019

Kellogg Co.	9,137	584,037

Tyson Foods, Inc., Class A	6,756	533,319

Total Food Products		4,384,461

Gas Utilities – 0.3%

UGI Corp.	10,426	444,356

Health Care Equipment & Supplies – 2.7%

Abbott Laboratories	4,218	498,272

Baxter International, Inc.	7,076	569,123

Becton, Dickinson and Co.	2,441	600,047

Cooper Cos., Inc. (The)	1,187	490,599

Danaher Corp.	1,544	470,055

Dentsply Sirona, Inc.	5,851	339,650

Hill-Rom Holdings, Inc.	3,367	505,050

Hologic, Inc.*	5,691	420,053

Total Health Care Equipment & Supplies		3,892,849

Health Care Providers & Services – 4.5%

AmerisourceBergen Corp.	3,904	466,333

Anthem, Inc.	1,157	431,330

Chemed Corp.	1,170	544,190

Cigna Corp.	1,889	378,102

CVS Health Corp.	6,297	534,363

DaVita, Inc.*	4,014	466,668

Encompass Health Corp.	6,386	479,205

HCA Healthcare, Inc.	1,697	411,896

Henry Schein, Inc.*	5,581	425,049

Laboratory Corp. of America Holdings*	2,104	592,150

McKesson Corp.	2,364	471,334

Quest Diagnostics, Inc.	4,350	632,099

Tenet Healthcare Corp.*	3,407	226,361

Universal Health Services, Inc., Class B	2,747	380,102

Total Health Care Providers & Services		6,439,182

Health Care Technology – 0.4%

Cerner Corp.	8,083	570,013

Hotels, Restaurants & Leisure – 2.6%

Boyd Gaming Corp.*	7,898	499,627

Domino’s Pizza, Inc.	1,498	714,486

McDonald’s Corp.	3,971	957,448

Texas Roadhouse, Inc.	6,584	601,317

Yum! Brands, Inc.	7,263	888,338

Total Hotels, Restaurants & Leisure		3,661,216

Household Durables – 0.4%

Whirlpool Corp.	2,944	600,164

Household Products – 1.2%

Colgate-Palmolive Co.	7,524	568,664

Kimberly-Clark Corp.	4,177	553,202

Procter & Gamble Co. (The)	4,109	574,438

Total Household Products		1,696,304

Industrial Conglomerates – 0.4%

3M Co.	3,142	551,170

Insurance – 4.6%

Alleghany Corp.*	1,173	732,433

Allstate Corp. (The)	7,234	920,960

American Financial Group, Inc.	4,983	627,011

Assurant, Inc.	5,172	815,883

Cincinnati Financial Corp.	5,068	578,867

First American Financial Corp.	10,844	727,090

Hartford Financial Services Group, Inc. (The)	8,836	620,729

Old Republic International Corp.	32,230	745,480

Travelers Cos., Inc. (The)	5,288	803,829

Total Insurance		6,572,282

Interactive Media & Services – 1.1%

Alphabet, Inc., Class A*	573	1,531,927

IT Services – 11.6%

Akamai Technologies, Inc.*	13,847	1,448,258

Automatic Data Processing, Inc.	8,737	1,746,701

Cognizant Technology Solutions Corp., Class A	22,266	1,652,360

DXC Technology Co.*	23,802	799,985

EPAM Systems, Inc.*	2,128	1,213,982

Fiserv, Inc.*	13,804	1,497,734

Gartner, Inc.*	4,949	1,503,902

International Business Machines Corp.	12,837	1,783,444

Jack Henry & Associates, Inc.	10,238	1,679,646

VeriSign, Inc.*	8,269	1,695,228

Western Union Co. (The)	74,451	1,505,399

Total IT Services		16,526,639

Leisure Products – 0.8%

Brunswick Corp.	5,527	526,557

Mattel, Inc.*	30,053	557,784

Total Leisure Products		1,084,341

Life Sciences Tools & Services – 1.8%

Bruker Corp.	5,119	399,794

IQVIA Holdings, Inc.*	1,912	458,001

PerkinElmer, Inc.	2,536	439,463

Syneos Health, Inc.*	4,205	367,853

Thermo Fisher Scientific, Inc.	908	518,768

Waters Corp.*	1,290	460,917

Total Life Sciences Tools & Services		2,644,796

Machinery – 2.2%

AGCO Corp.	2,856	349,946

Cummins, Inc.	2,163	485,723

Deere & Co.	1,215	407,110

Otis Worldwide Corp.	6,392	525,934

Snap-on, Inc.	2,159	451,123

Stanley Black & Decker, Inc.	2,752	482,453

Toro Co. (The)	5,201	506,629

Total Machinery		3,208,918

Media – 6.3%

Charter Communications, Inc., Class A*	2,265	1,647,923

Discovery, Inc., Class A*	29,207	741,274

Fox Corp., Class A	34,421	1,380,626

Interpublic Group of Cos., Inc. (The)	40,755	1,494,486

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2021

Investments	Shares	Value

News Corp., Class A	62,224	$1,464,131

Omnicom Group, Inc.	20,092	1,455,866

ViacomCBS, Inc., Class B	20,982	828,999

Total Media		9,013,305

Metals & Mining – 0.9%

Nucor Corp.	5,012	493,632

Steel Dynamics, Inc.	7,214	421,875

United States Steel Corp.	14,631	321,443

Total Metals & Mining		1,236,950

Multi-Utilities – 1.0%

CMS Energy Corp.	8,638	515,948

DTE Energy Co.	4,170	465,831

MDU Resources Group, Inc.	15,002	445,109

Total Multi-Utilities		1,426,888

Multiline Retail – 1.1%

Kohl’s Corp.	7,259	341,826

Macy’s, Inc.	16,667	376,674

Target Corp.	3,716	850,110

Total Multiline Retail		1,568,610

Oil, Gas & Consumable Fuels – 2.2%

APA Corp.	23,783	509,670

Diamondback Energy, Inc.	6,000	568,020

Kinder Morgan, Inc.	52,639	880,650

Ovintiv, Inc.	16,511	542,882

Targa Resources Corp.	12,031	592,045

Total Oil, Gas & Consumable Fuels		3,093,267

Pharmaceuticals – 1.8%

Bristol-Myers Squibb Co.	8,925	528,092

Eli Lilly & Co.	1,508	348,424

Johnson & Johnson	3,470	560,405

Merck & Co., Inc.	7,939	596,298

Pfizer, Inc.	12,628	543,130

Total Pharmaceuticals		2,576,349

Professional Services – 0.8%

Equifax, Inc.	1,567	397,109

ManpowerGroup, Inc.	3,352	362,955

Robert Half International, Inc.	3,727	373,930

Total Professional Services		1,133,994

Real Estate Management & Development – 0.6%

CBRE Group, Inc., Class A*	4,396	427,994

Jones Lang LaSalle, Inc.*	1,797	445,818

Total Real Estate Management & Development		873,812

Road & Rail – 1.4%

AMERCO	783	505,841

JB Hunt Transport Services, Inc.	2,699	451,327

Knight-Swift Transportation Holdings, Inc.	10,437	533,853

Landstar System, Inc.	3,205	505,813

Total Road & Rail		1,996,834

Software – 12.3%

Adobe, Inc.*	2,173	1,251,040

Aspen Technology, Inc.*	9,909	1,216,825

Bentley Systems, Inc., Class B	12,204	740,051

Black Knight, Inc.*	21,549	1,551,528

Dolby Laboratories, Inc., Class A	17,025	1,498,200

Dropbox, Inc., Class A*	41,180	1,203,280

Fortinet, Inc.*	3,785	1,105,371

j2 Global, Inc.*	13,086	1,787,809

Microsoft Corp.	5,771	1,626,960

NortonLifeLock, Inc.	56,255	1,423,251

Oracle Corp.	21,939	1,911,545

SS&C Technologies Holdings, Inc.	25,357	1,759,776

Zoom Video Communications, Inc., Class A*	2,153	563,010

Total Software		17,638,646

Specialty Retail – 4.1%

Advance Auto Parts, Inc.	4,171	871,280

AutoNation, Inc.*	6,135	746,998

AutoZone, Inc.*	609	1,034,076

Bath & Body Works, Inc.	7,074	445,874

Dick’s Sporting Goods, Inc.	4,285	513,215

O’Reilly Automotive, Inc.*	1,680	1,026,581

Penske Automotive Group, Inc.	6,429	646,757

Williams-Sonoma, Inc.	2,913	516,562

Total Specialty Retail		5,801,343

Technology Hardware, Storage & Peripherals – 1.8%

Hewlett Packard Enterprise Co.	81,891	1,166,947

HP, Inc.	49,710	1,360,065

Total Technology Hardware, Storage & Peripherals		2,527,012

Textiles, Apparel & Luxury Goods – 0.9%

Crocs, Inc.*	3,241	465,018

Tapestry, Inc.	13,089	484,555

Under Armour, Inc., Class A*	20,383	411,329

Total Textiles, Apparel & Luxury Goods		1,360,902

Tobacco – 0.7%

Altria Group, Inc.	10,580	481,602

Philip Morris International, Inc.	5,361	508,169

Total Tobacco		989,771
TOTAL COMMON STOCKS (Cost: $134,361,713)		142,629,843

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $315,360)	315,360	315,360

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $134,677,073)		142,945,203

Other Assets less Liabilities – (0.1)%		(86,289)

NET ASSETS – 100.0%		$142,858,914
*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $306,786 and the total market value of the collateral held by the Fund was $315,360.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$142,629,843	$—	$—	$142,629,843
Investment of Cash Collateral for Securities Loaned	—	315,360	—	315,360
Total Investments in Securities	$142,629,843	$315,360	$—	$142,945,203

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.7%

BWX Technologies, Inc.	33,193	$1,787,775

Curtiss-Wright Corp.	3,939	497,023

General Dynamics Corp.	217,469	42,630,448

HEICO Corp.	2,632	347,082

Huntington Ingalls Industries, Inc.	25,246	4,873,993

L3Harris Technologies, Inc.	99,994	22,022,678

Northrop Grumman Corp.	84,281	30,353,802

Total Aerospace & Defense		102,512,801

Air Freight & Logistics – 1.7%

C.H. Robinson Worldwide, Inc.	79,975	6,957,825

Expeditors International of Washington, Inc.	53,250	6,343,673

FedEx Corp.	60,151	13,190,513

United Parcel Service, Inc., Class B	447,334	81,459,521

Total Air Freight & Logistics		107,951,532

Auto Components – 0.2%

BorgWarner, Inc.	117,465	5,075,663

Gentex Corp.	100,279	3,307,201

LCI Industries	13,113	1,765,403

Lear Corp.	8,287	1,296,750

Total Auto Components		11,445,017

Automobiles – 0.1%

Thor Industries, Inc.	27,514	3,377,619

Banks – 0.4%

East West Bancorp, Inc.	89,954	6,975,033

First Republic Bank	27,534	5,310,758

Signature Bank	24,385	6,639,548

Western Alliance Bancorp	46,811	5,093,973

Total Banks		24,019,312

Beverages – 6.2%

Brown-Forman Corp., Class B	112,698	7,551,893

Coca-Cola Co. (The)	3,451,429	181,096,480

Constellation Brands, Inc., Class A	65,306	13,759,321

Keurig Dr. Pepper, Inc.	727,910	24,865,405

PepsiCo, Inc.	1,018,653	153,215,598

Total Beverages		380,488,697

Biotechnology – 1.4%

Amgen, Inc.	396,139	84,238,958

Building Products – 0.3%

A.O. Smith Corp.	69,477	4,242,960

AAON, Inc.	1,559	101,865

Advanced Drainage Systems, Inc.	9,906	1,071,532

Armstrong World Industries, Inc.	12,764	1,218,579

Carlisle Cos., Inc.	18,501	3,677,814

Fortune Brands Home & Security, Inc.	44,592	3,987,417

Owens Corning	32,385	2,768,917

Simpson Manufacturing Co., Inc.	14,457	1,546,465

UFP Industries, Inc.	9,760	663,485

Total Building Products		19,279,034

Capital Markets – 2.7%

Ameriprise Financial, Inc.	67,749	17,893,866

Ares Management Corp., Class A	123,894	9,147,094

CBOE Global Markets, Inc.	51,581	6,388,823

CME Group, Inc.	177,017	34,231,547

Cohen & Steers, Inc.	21,774	1,824,008

Evercore, Inc., Class A	22,665	3,029,631

FactSet Research Systems, Inc.	9,284	3,665,138

Houlihan Lokey, Inc.	20,877	1,922,772

Intercontinental Exchange, Inc.	161,842	18,582,698

LPL Financial Holdings, Inc.	23,659	3,708,785

MarketAxess Holdings, Inc.	3,879	1,631,856

Morningstar, Inc.	7,863	2,036,753

Nasdaq, Inc.	66,997	12,931,761

S&P Global, Inc.	51,839	22,025,873

SEI Investments Co.	41,555	2,464,211

T. Rowe Price Group, Inc.	140,885	27,712,079

Total Capital Markets		169,196,895

Chemicals – 1.8%

Air Products & Chemicals, Inc.	115,881	29,678,283

Albemarle Corp.	30,882	6,762,231

Avient Corp.	44,857	2,079,122

Balchem Corp.	2,436	353,390

Celanese Corp.	59,231	8,922,558

Ecolab, Inc.	64,068	13,365,866

FMC Corp.	53,041	4,856,434

Mosaic Co. (The)	88,066	3,145,717

NewMarket Corp.	5,514	1,867,978

PPG Industries, Inc.	94,195	13,470,827

RPM International, Inc.	62,258	4,834,334

Scotts Miracle-Gro Co. (The)	18,635	2,727,419

Sensient Technologies Corp.	19,562	1,781,707

Sherwin-Williams Co. (The)	53,764	15,039,404

Westlake Chemical Corp.	39,348	3,586,177

Total Chemicals		112,471,447

Commercial Services & Supplies – 1.1%

Brink’s Co. (The)	5,728	362,582

Cintas Corp.	26,933	10,252,316

MSA Safety, Inc.	11,667	1,699,882

Republic Services, Inc.	147,968	17,765,038

Rollins, Inc.	81,131	2,866,358

Tetra Tech, Inc.	10,547	1,575,089

UniFirst Corp.	1,422	302,346

Waste Management, Inc.	205,557	30,701,993

Total Commercial Services & Supplies		65,525,604

Communications Equipment – 2.8%

Cisco Systems, Inc.	3,226,760	175,632,547

Construction & Engineering – 0.0%

EMCOR Group, Inc.	7,629	880,234

Valmont Industries, Inc.	7,526	1,769,513

Total Construction & Engineering		2,649,747

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2021

Investments	Shares	Value

Construction Materials – 0.2%

Martin Marietta Materials, Inc.	13,823	$4,723,042

Vulcan Materials Co.	31,505	5,329,386

Total Construction Materials		10,052,428

Consumer Finance – 0.2%

OneMain Holdings, Inc.	152,190	8,420,673

SLM Corp.	119,277	2,099,275

Total Consumer Finance		10,519,948

Containers & Packaging – 0.7%

AptarGroup, Inc.	19,390	2,314,196

Avery Dennison Corp.	36,632	7,590,517

Graphic Packaging Holding Co.	145,284	2,766,207

International Paper Co.	427,901	23,928,224

Packaging Corp. of America	59,140	8,128,202

Silgan Holdings, Inc.	30,960	1,187,626

Total Containers & Packaging		45,914,972

Distributors – 0.1%

Pool Corp.	7,982	3,467,461

Diversified Consumer Services – 0.1%

Service Corp. International	81,508	4,911,672

Diversified Financial Services – 0.0%

Voya Financial, Inc.	34,018	2,088,365

Diversified Telecommunication Services – 3.9%

Verizon Communications, Inc.	4,495,070	242,778,731

Electric Utilities – 1.2%

NextEra Energy, Inc.	961,517	75,498,315

Electrical Equipment – 1.1%

Acuity Brands, Inc.	2,191	379,854

AMETEK, Inc.	37,240	4,618,132

Emerson Electric Co.	382,109	35,994,668

EnerSys	5,791	431,082

Hubbell, Inc.	34,262	6,190,116

Regal Beloit Corp.	13,039	1,960,283

Rockwell Automation, Inc.	53,129	15,622,051

Total Electrical Equipment		65,196,186

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	124,548	9,120,650

Avnet, Inc.	52,772	1,950,981

CDW Corp.	39,851	7,253,679

Cognex Corp.	13,476	1,081,045

Total Electronic Equipment, Instruments & Components		19,406,355

Entertainment – 0.2%

Activision Blizzard, Inc.	96,178	7,443,215

Electronic Arts, Inc.	38,087	5,417,876

Total Entertainment		12,861,091

Equity Real Estate Investment Trusts (REITs) – 0.5%

Healthcare Realty Trust, Inc.	142,768	4,251,631

Lamar Advertising Co., Class A	58,232	6,606,420

PotlatchDeltic Corp.	52,215	2,693,250

Weyerhaeuser Co.	421,974	15,009,615

Total Equity Real Estate Investment Trusts (REITs)		28,560,916

Food & Staples Retailing – 0.9%

Casey’s General Stores, Inc.	7,857	1,480,652

Costco Wholesale Corp.	85,875	38,587,931

Kroger Co. (The)	464,483	18,779,048

Total Food & Staples Retailing		58,847,631

Food Products – 2.1%

Campbell Soup Co.	225,779	9,439,820

Conagra Brands, Inc.	385,127	13,044,252

General Mills, Inc.	549,921	32,896,274

Hershey Co. (The)	82,568	13,974,634

Hormel Foods Corp.	284,709	11,673,069

Ingredion, Inc.	54,201	4,824,431

Kellogg Co.	325,802	20,825,264

Lancaster Colony Corp.	14,077	2,376,338

McCormick & Co., Inc., Non-Voting Shares	97,167	7,873,442

Tyson Foods, Inc., Class A	195,617	15,442,006

Total Food Products		132,369,530

Health Care Equipment & Supplies – 1.0%

Baxter International, Inc.	159,059	12,793,115

Cooper Cos., Inc. (The)	244	100,848

Danaher Corp.	54,167	16,490,601

ResMed, Inc.	27,788	7,323,527

Stryker Corp.	90,480	23,861,386

Teleflex, Inc.	4,162	1,567,201

West Pharmaceutical Services, Inc.	5,701	2,420,303

Total Health Care Equipment & Supplies		64,556,981

Health Care Providers & Services – 2.9%

Anthem, Inc.	73,680	27,467,904

Chemed Corp.	1,173	545,586

Cigna Corp.	119	23,819

Ensign Group, Inc. (The)	3,717	278,366

Humana, Inc.	19,530	7,600,099

Quest Diagnostics, Inc.	60,751	8,827,728

UnitedHealth Group, Inc.	340,995	133,240,386

Total Health Care Providers & Services		177,983,888

Health Care Technology – 0.1%

Cerner Corp.	74,817	5,276,095

Hotels, Restaurants & Leisure – 0.0%

Churchill Downs, Inc.	3,883	932,231

Wendy’s Co. (The)	85,698	1,857,932

Total Hotels, Restaurants & Leisure		2,790,163

Household Durables – 0.5%

D.R. Horton, Inc.	109,074	9,158,944

KB Home	33,019	1,285,099

Lennar Corp., Class A	108,616	10,175,147

MDC Holdings, Inc.	54,415	2,542,269

PulteGroup, Inc.	73,688	3,383,753

Toll Brothers, Inc.	31,294	1,730,245

Total Household Durables		28,275,457

Household Products – 3.8%

Church & Dwight Co., Inc.	75,053	6,197,126

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2021

Investments	Shares	Value

Clorox Co. (The)	73,076	$12,102,116

Energizer Holdings, Inc.	43,609	1,702,931

Procter & Gamble Co. (The)	1,500,595	209,783,181

Spectrum Brands Holdings, Inc.	22,886	2,189,504

WD-40 Co.(a)	1,676	387,961

Total Household Products		232,362,819

Independent Power & Renewable Electricity Producers – 0.1%

Clearway Energy, Inc., Class C	122,247	3,700,417

Ormat Technologies, Inc.(a)	3,546	236,199

Total Independent Power & Renewable Electricity Producers		3,936,616

Industrial Conglomerates – 2.6%

3M Co.	507,580	89,039,684

Honeywell International, Inc.	315,693	67,015,310

Roper Technologies, Inc.	14,694	6,555,434

Total Industrial Conglomerates		162,610,428

Insurance – 2.4%

Allstate Corp. (The)	165,817	21,110,162

Arthur J. Gallagher & Co.	76,921	11,434,307

Assurant, Inc.	31,513	4,971,176

Brown & Brown, Inc.	66,362	3,679,773

Erie Indemnity Co., Class A	18,326	3,269,725

Fidelity National Financial, Inc.	291,671	13,224,363

Globe Life, Inc.	18,691	1,664,060

Hartford Financial Services Group, Inc. (The)	259,975	18,263,244

Marsh & McLennan Cos., Inc.	213,589	32,343,782

Primerica, Inc.	10,074	1,547,668

Progressive Corp. (The)	65,025	5,877,610

Selective Insurance Group, Inc.	19,373	1,463,243

Travelers Cos., Inc. (The)	167,006	25,386,582

W.R. Berkley Corp.	29,845	2,184,057

Total Insurance		146,419,752

Internet & Direct Marketing Retail – 0.3%

eBay, Inc.	237,384	16,538,543

IT Services – 3.4%

Automatic Data Processing, Inc.	213,476	42,678,122

Broadridge Financial Solutions, Inc.	43,615	7,268,004

Cognizant Technology Solutions Corp., Class A	136,770	10,149,702

Fidelity National Information Services, Inc.	141,395	17,204,944

Global Payments, Inc.	29,687	4,678,077

Jack Henry & Associates, Inc.	18,404	3,019,360

MasterCard, Inc., Class A	113,860	39,586,845

MAXIMUS, Inc.	23,370	1,944,384

Paychex, Inc.	228,049	25,644,110

TTEC Holdings, Inc.	8,401	785,745

Visa, Inc., Class A	245,623	54,712,523

Total IT Services		207,671,816

Leisure Products – 0.2%

Hasbro, Inc.	105,185	9,384,606

Polaris, Inc.	45,406	5,433,282

Total Leisure Products		14,817,888

Life Sciences Tools & Services – 0.3%

Agilent Technologies, Inc.	50,453	7,947,861

Bio-Techne Corp.	3,995	1,935,857

Bruker Corp.	13,469	1,051,929

Thermo Fisher Scientific, Inc.	18,408	10,517,043

Total Life Sciences Tools & Services		21,452,690

Machinery – 4.0%

AGCO Corp.	16,581	2,031,670

Allison Transmission Holdings, Inc.	46,987	1,659,581

Altra Industrial Motion Corp.	5,032	278,521

Caterpillar, Inc.	325,959	62,574,349

Cummins, Inc.	95,785	21,509,480

Deere & Co.	97,239	32,581,872

Donaldson Co., Inc.	54,374	3,121,611

Dover Corp.	63,031	9,801,320

Franklin Electric Co., Inc.	6,529	521,341

Graco, Inc.	47,392	3,316,018

Hillenbrand, Inc.	35,474	1,512,966

IDEX Corp.	21,601	4,470,327

Illinois Tool Works, Inc.	184,592	38,142,245

John Bean Technologies Corp.	2,252	316,519

Lincoln Electric Holdings, Inc.	28,209	3,633,037

Nordson Corp.	13,124	3,125,481

Oshkosh Corp.	26,661	2,729,286

PACCAR, Inc.	134,996	10,653,884

Parker-Hannifin Corp.	43,715	12,223,588

Snap-on, Inc.	39,607	8,275,883

Stanley Black & Decker, Inc.	67,699	11,868,312

Toro Co. (The)	32,920	3,206,737

Watts Water Technologies, Inc., Class A	3,291	553,184

Woodward, Inc.	6,404	724,933

Xylem, Inc.	52,029	6,434,947

Total Machinery		245,267,092

Media – 2.1%

Cable One, Inc.	688	1,247,433

Comcast Corp., Class A	2,152,219	120,373,609

News Corp., Class A	187,094	4,402,322

Nexstar Media Group, Inc., Class A	22,588	3,432,472

Total Media		129,455,836

Metals & Mining – 0.5%

Nucor Corp.	223,681	22,030,342

Steel Dynamics, Inc.	144,234	8,434,804

United States Steel Corp.(a)	2,525	55,474

Worthington Industries, Inc.	22,255	1,172,839

Total Metals & Mining		31,693,459

Multiline Retail – 0.9%

Dollar General Corp.	46,213	9,803,626

Target Corp.	205,930	47,110,606

Total Multiline Retail		56,914,232

Oil, Gas & Consumable Fuels – 0.5%

Cabot Oil & Gas Corp.	226,305	4,924,397

Diamondback Energy, Inc.	120,662	11,423,072

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2021

Investments	Shares	Value

Pioneer Natural Resources Co.	81,975	$13,649,657

Total Oil, Gas & Consumable Fuels		29,997,126

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	44,491	2,730,413

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The), Class A	50,821	15,242,742

Pharmaceuticals – 13.5%

Bristol-Myers Squibb Co.	1,619,486	95,824,987

Eli Lilly & Co.	425,702	98,358,447

Johnson & Johnson	1,685,957	272,282,055

Merck & Co., Inc.	1,919,441	144,169,214

Pfizer, Inc.	4,983,182	214,326,658

Zoetis, Inc.	57,231	11,110,826

Total Pharmaceuticals		836,072,187

Professional Services – 0.6%

Booz Allen Hamilton Holding Corp.	51,912	4,119,217

Equifax, Inc.	27,481	6,964,235

Exponent, Inc.	11,867	1,342,751

Insperity, Inc.	15,121	1,674,499

KBR, Inc.	46,570	1,834,858

Leidos Holdings, Inc.	45,636	4,386,989

Robert Half International, Inc.	65,111	6,532,587

Science Applications International Corp.	21,402	1,831,155

TransUnion	16,548	1,858,506

Verisk Analytics, Inc.	24,859	4,978,512

Total Professional Services		35,523,309

Road & Rail – 2.0%

CSX Corp.	691,194	20,556,110

JB Hunt Transport Services, Inc.	23,272	3,891,544

Kansas City Southern	23,081	6,246,642

Landstar System, Inc.	6,604	1,042,243

Norfolk Southern Corp.	106,223	25,413,853

Old Dominion Freight Line, Inc.	10,480	2,997,070

Union Pacific Corp.	334,135	65,493,801

Werner Enterprises, Inc.	8,980	397,545

Total Road & Rail		126,038,808

Semiconductors & Semiconductor Equipment – 7.1%

Analog Devices, Inc.	153,379	25,687,915

Applied Materials, Inc.	215,289	27,714,153

Brooks Automation, Inc.	11,881	1,216,020

CMC Materials, Inc.	8,195	1,009,870

Entegris, Inc.	12,300	1,548,570

Intel Corp.	2,561,986	136,502,614

KLA Corp.	51,476	17,219,237

Lam Research Corp.	34,984	19,911,144

Microchip Technology, Inc.	61,507	9,440,710

MKS Instruments, Inc.	8,579	1,294,657

Monolithic Power Systems, Inc.	7,768	3,764,994

NVIDIA Corp.	72,273	14,972,075

Power Integrations, Inc.	4,759	471,093

QUALCOMM, Inc.	479,842	61,890,021

Skyworks Solutions, Inc.	55,026	9,067,184

Teradyne, Inc.	15,808	1,725,759

Texas Instruments, Inc.	549,320	105,584,797

Universal Display Corp.	2,841	485,697

Total Semiconductors & Semiconductor Equipment		439,506,510

Software – 7.8%

Citrix Systems, Inc.	29,353	3,151,632

Dolby Laboratories, Inc., Class A	17,398	1,531,024

Intuit, Inc.	40,389	21,790,269

Microsoft Corp.	1,232,809	347,553,513

NortonLifeLock, Inc.	361,506	9,146,102

Oracle Corp.	1,123,527	97,892,908

Total Software		481,065,448

Specialty Retail – 1.7%

Advance Auto Parts, Inc.	9,288	1,940,170

Best Buy Co., Inc.	143,719	15,192,536

Dick’s Sporting Goods, Inc.	44,214	5,295,511

Foot Locker, Inc.	31,860	1,454,728

Lithia Motors, Inc.	3,353	1,063,035

Lowe’s Cos., Inc.	289,644	58,757,182

Murphy USA, Inc.	3,805	636,424

Penske Automotive Group, Inc.	65,434	6,582,660

Tractor Supply Co.	36,826	7,461,316

Williams-Sonoma, Inc.	42,476	7,532,269

Total Specialty Retail		105,915,831

Technology Hardware, Storage & Peripherals – 5.2%

Apple, Inc.	2,145,908	303,645,982

NetApp, Inc.	162,763	14,609,607

Total Technology Hardware, Storage & Peripherals		318,255,589

Textiles, Apparel & Luxury Goods – 0.7%

Hanesbrands, Inc.	409,438	7,025,956

NIKE, Inc., Class B	259,919	37,748,036

Total Textiles, Apparel & Luxury Goods		44,773,992

Thrifts & Mortgage Finance – 0.1%

MGIC Investment Corp.	151,307	2,263,552

PennyMac Financial Services, Inc.	14,375	878,744

Total Thrifts & Mortgage Finance		3,142,296

Tobacco – 2.9%

Altria Group, Inc.	3,876,005	176,435,748

Trading Companies & Distributors – 0.5%

Air Lease Corp.	42,077	1,655,309

Fastenal Co.	307,000	15,844,270

GATX Corp.	17,062	1,528,073

MSC Industrial Direct Co., Inc., Class A	38,565	3,092,527

W.W. Grainger, Inc.	21,642	8,506,605

Total Trading Companies & Distributors		30,626,784
TOTAL COMMON STOCKS (Cost: $4,899,680,451)		6,164,613,349

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $216,036)	216,036	$216,036

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $4,899,896,487)		6,164,829,385

Other Assets less Liabilities – 0.2%		9,387,481

NET ASSETS – 100.0%		$6,174,216,866

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $558,288 and the total market value of the collateral held by the Fund was $573,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $357,382.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,164,613,349	$—	$—	$6,164,613,349
Investment of Cash Collateral for Securities Loaned	—	216,036	—	216,036
Total Investments in Securities	$6,164,613,349	$216,036	$—	$6,164,829,385

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 2.4%

Huntington Ingalls Industries, Inc.	2,555	$493,268

L3Harris Technologies, Inc.	2,336	514,481

Lockheed Martin Corp.	1,101	379,955

Northrop Grumman Corp.	1,498	539,505

Total Aerospace & Defense		1,927,209

Auto Components – 0.5%

Gentex Corp.	12,163	401,136

Banks – 4.0%

Bank of America Corp.	14,595	619,558

Citigroup, Inc.	7,564	530,841

JPMorgan Chase & Co.	2,842	465,207

People’s United Financial, Inc.	76,700	1,339,949

U.S. Bancorp	3,927	233,421

Total Banks		3,188,976

Biotechnology – 3.2%

Amgen, Inc.	2,312	491,647

Biogen, Inc.*	677	191,584

Gilead Sciences, Inc.	9,902	691,655

Halozyme Therapeutics, Inc.*(a)	11,502	467,901

Regeneron Pharmaceuticals, Inc.*	1,183	715,928

Total Biotechnology		2,558,715

Building Products – 2.7%

A.O. Smith Corp.	8,593	524,775

Carlisle Cos., Inc.	2,093	416,067

Masco Corp.	9,602	533,391

Owens Corning	8,101	692,636

Total Building Products		2,166,869

Capital Markets – 7.1%

Affiliated Managers Group, Inc.	3,234	488,625

Ameriprise Financial, Inc.	2,924	772,287

CBOE Global Markets, Inc.	5,532	685,194

Goldman Sachs Group, Inc. (The)	3,063	1,157,906

Jefferies Financial Group, Inc.	22,472	834,385

Morgan Stanley	9,544	928,727

SEI Investments Co.	3,075	182,347

T. Rowe Price Group, Inc.	3,362	661,305

Total Capital Markets		5,710,776

Chemicals – 1.1%

Celanese Corp.	5,820	876,725

Communications Equipment – 3.2%

Cisco Systems, Inc.	16,688	908,328

Juniper Networks, Inc.	45,159	1,242,776

Motorola Solutions, Inc.	1,854	430,721

Total Communications Equipment		2,581,825

Consumer Finance – 2.8%

Credit Acceptance Corp.*(a)	2,583	1,511,830

Synchrony Financial	15,133	739,701

Total Consumer Finance		2,251,531

Containers & Packaging – 0.4%

Sonoco Products Co.	4,786	285,150

Diversified Consumer Services – 0.9%

Service Corp. International	12,070	727,338

Diversified Financial Services – 1.9%

Berkshire Hathaway, Inc., Class B*	3,207	875,319

Voya Financial, Inc.	10,180	624,950

Total Diversified Financial Services		1,500,269

Diversified Telecommunication Services – 1.9%

Lumen Technologies, Inc.(a)	94,280	1,168,129

Verizon Communications, Inc.	6,394	345,340

Total Diversified Telecommunication Services		1,513,469

Electric Utilities – 1.4%

NRG Energy, Inc.	19,781	807,658

Pinnacle West Capital Corp.	4,511	326,416

Total Electric Utilities		1,134,074

Electrical Equipment – 0.6%

Acuity Brands, Inc.	2,957	512,655

Electronic Equipment, Instruments & Components – 0.9%

Arrow Electronics, Inc.*	6,658	747,627

Energy Equipment & Services – 0.5%

Baker Hughes Co.	16,970	419,668

Equity Real Estate Investment Trusts (REITs) – 0.7%

Essex Property Trust, Inc.	1,874	599,193

Food & Staples Retailing – 0.9%

Kroger Co. (The)	17,562	710,032

Food Products – 1.5%

J.M. Smucker Co. (The)	2,472	296,714

Post Holdings, Inc.*	4,711	518,964

Tyson Foods, Inc., Class A	4,705	371,413

Total Food Products		1,187,091

Health Care Equipment & Supplies – 0.4%

Hologic, Inc.*	4,272	315,316

Health Care Providers & Services – 5.0%

Anthem, Inc.	899	335,147

DaVita, Inc.*	10,684	1,242,122

HCA Healthcare, Inc.	2,210	536,411

Humana, Inc.	1,636	636,649

McKesson Corp.	1,715	341,937

Quest Diagnostics, Inc.	3,621	526,168

Universal Health Services, Inc., Class B	2,719	376,228

Total Health Care Providers & Services		3,994,662

Health Care Technology – 0.5%

Cerner Corp.	5,607	395,406

Hotels, Restaurants & Leisure – 0.8%

Domino’s Pizza, Inc.	1,299	619,571

Household Durables – 3.2%

Newell Brands, Inc.	20,255	448,446

Tempur Sealy International, Inc.	17,520	813,103

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2021

Investments	Shares	Value

Toll Brothers, Inc.	17,810	$984,715

Whirlpool Corp.	1,721	350,843

Total Household Durables		2,597,107

Household Products – 0.9%

Kimberly-Clark Corp.	2,962	392,287

Procter & Gamble Co. (The)	2,499	349,360

Total Household Products		741,647

Insurance – 6.7%

Aflac, Inc.	15,492	807,598

Allstate Corp. (The)	9,238	1,176,090

American Financial Group, Inc.	3,976	500,300

Assurant, Inc.	3,772	595,033

Loews Corp.	9,877	532,666

MetLife, Inc.	8,756	540,508

Old Republic International Corp.	27,747	641,788

Travelers Cos., Inc. (The)	3,502	532,339

Total Insurance		5,326,322

Internet & Direct Marketing Retail – 2.0%

eBay, Inc.	22,970	1,600,320

IT Services – 3.3%

Cognizant Technology Solutions Corp., Class A	8,880	658,985

FleetCor Technologies, Inc.*	2,024	528,810

GoDaddy, Inc., Class A*	4,295	299,361

Jack Henry & Associates, Inc.	3,085	506,125

VeriSign, Inc.*	1,271	260,568

Western Union Co. (The)	17,198	347,744

Total IT Services		2,601,593

Leisure Products – 0.8%

Brunswick Corp.	6,810	648,789

Life Sciences Tools & Services – 1.5%

Waters Corp.*	3,253	1,162,297

Machinery – 1.3%

Illinois Tool Works, Inc.	1,838	379,786

Lincoln Electric Holdings, Inc.	4,893	630,169

Total Machinery		1,009,955

Media – 4.2%

Altice USA, Inc., Class A*	29,444	610,080

Charter Communications, Inc., Class A*	901	655,531

Discovery, Inc., Class A*(a)	24,997	634,424

Fox Corp., Class A	20,802	834,368

Sirius XM Holdings, Inc.(a)	99,571	607,383

Total Media		3,341,786

Metals & Mining – 1.3%

Reliance Steel & Aluminum Co.	3,990	568,256

Steel Dynamics, Inc.	7,526	440,120

Total Metals & Mining		1,008,376

Multi-Utilities – 1.3%

Dominion Energy, Inc.	9,477	692,010

Public Service Enterprise Group, Inc.	5,614	341,893

Total Multi-Utilities		1,033,903

Multiline Retail – 0.4%

Dollar General Corp.	1,599	339,212

Oil, Gas & Consumable Fuels – 5.8%

Diamondback Energy, Inc.	13,165	1,246,331

Exxon Mobil Corp.	10,915	642,020

Kinder Morgan, Inc.	48,150	805,550

Pioneer Natural Resources Co.	1,165	193,984

Targa Resources Corp.	17,657	868,901

Williams Cos., Inc. (The)	33,330	864,580

Total Oil, Gas & Consumable Fuels		4,621,366

Pharmaceuticals – 1.4%

Bristol-Myers Squibb Co.	12,817	758,382

Merck & Co., Inc.	4,565	342,877

Total Pharmaceuticals		1,101,259

Professional Services – 2.7%

Booz Allen Hamilton Holding Corp.	3,892	308,830

CACI International, Inc., Class A*	2,148	562,991

ManpowerGroup, Inc.	4,404	476,865

Robert Half International, Inc.	7,979	800,533

Total Professional Services		2,149,219

Road & Rail – 2.1%

Kansas City Southern	2,774	750,755

Norfolk Southern Corp.	1,995	477,304

Union Pacific Corp.	2,411	472,580

Total Road & Rail		1,700,639

Semiconductors & Semiconductor Equipment – 2.3%

Intel Corp.	7,322	390,116

Lam Research Corp.	1,541	877,060

Texas Instruments, Inc.	3,056	587,394

Total Semiconductors & Semiconductor Equipment		1,854,570

Software – 1.9%

Dropbox, Inc., Class A*	13,589	397,071

Oracle Corp.	13,340	1,162,314

Total Software		1,559,385

Specialty Retail – 6.2%

Advance Auto Parts, Inc.	2,558	534,341

AutoNation, Inc.*(a)	7,343	894,084

AutoZone, Inc.*	381	646,934

Best Buy Co., Inc.	5,773	610,264

Home Depot, Inc. (The)	1,252	410,981

Lowe’s Cos., Inc.	3,521	714,270

O’Reilly Automotive, Inc.*	868	530,400

Williams-Sonoma, Inc.	3,276	580,933

Total Specialty Retail		4,922,207

Technology Hardware, Storage & Peripherals – 2.5%

Apple, Inc.	6,743	954,135

HP, Inc.	17,797	486,926

NetApp, Inc.	6,386	573,207

Total Technology Hardware, Storage & Peripherals		2,014,268

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2021

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.7%

Crocs, Inc.*	3,702	$531,163

Tobacco – 2.0%

Altria Group, Inc.	20,964	954,281

Philip Morris International, Inc.	7,044	667,701

Total Tobacco		1,621,982
TOTAL COMMON STOCKS (Cost: $69,804,733)		79,812,648

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $1,884,317)	1,884,317	1,884,317

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $71,689,050)		81,696,965

Other Assets less Liabilities – (2.1)%		(1,718,911)

NET ASSETS – 100.0%		$79,978,054

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,209,808 and the total market value of the collateral held by the Fund was $4,411,746. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,527,429.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$79,812,648	$—	$—	$79,812,648
Investment of Cash Collateral for Securities Loaned	—	1,884,317	—	1,884,317
Total Investments in Securities	$79,812,648	$1,884,317	$—	$81,696,965

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.3%

Aerospace & Defense – 0.5%

Kaman Corp.	59,383	$2,118,192

Maxar Technologies, Inc.(a)	9,748	276,063

Moog, Inc., Class A	52,656	4,013,967

National Presto Industries, Inc.	12,863	1,055,795

Park Aerospace Corp.	96,507	1,320,216

Total Aerospace & Defense		8,784,233

Air Freight & Logistics – 0.2%

Forward Air Corp.	46,996	3,901,608

Auto Components – 0.5%

Patrick Industries, Inc.	57,566	4,795,248

Standard Motor Products, Inc.	99,046	4,329,300

Total Auto Components		9,124,548

Automobiles – 0.2%

Winnebago Industries, Inc.	42,642	3,089,413

Banks – 17.5%

1st Constitution Bancorp	12,847	304,088

1st Source Corp.	39,865	1,883,223

ACNB Corp.	13,518	378,504

Allegiance Bancshares, Inc.	14,489	552,755

Amalgamated Financial Corp.	48,138	761,543

American National Bankshares, Inc.	20,835	688,388

Ameris Bancorp	62,880	3,262,214

Ames National Corp.	25,550	594,293

Arrow Financial Corp.	30,401	1,044,595

Associated Banc-Corp.	395,020	8,461,328

Atlantic Union Bankshares Corp.	138,444	5,101,661

Auburn National BanCorp, Inc.	5,569	189,346

BancFirst Corp.	44,968	2,703,476

BancorpSouth Bank(a)	169,454	5,046,340

Bank First Corp.	6,033	427,559

Bank of Commerce Holdings	19,543	296,467

Bank of Marin Bancorp	17,443	658,473

Bank of Princeton (The)	9,304	279,492

Bank7 Corp.(a)	21,397	458,538

BankFinancial Corp.(a)	42,158	483,974

BankUnited, Inc.	150,519	6,294,705

Bankwell Financial Group, Inc.	15,312	450,632

Banner Corp.	73,701	4,069,032

Bar Harbor Bankshares	32,340	907,137

BCB Bancorp, Inc.	49,674	733,188

Berkshire Hills Bancorp, Inc.	81,228	2,191,531

Brookline Bancorp, Inc.	175,067	2,671,522

Bryn Mawr Bank Corp.	42,787	1,966,063

Business First Bancshares, Inc.	25,115	587,440

Byline Bancorp, Inc.	17,787	436,849

C&F Financial Corp.	9,008	478,415

Cadence BanCorp	159,900	3,511,404

Cambridge Bancorp	17,169	1,510,872

Camden National Corp.(a)	32,115	1,538,309

Capital City Bank Group, Inc.	20,377	504,127

Capstar Financial Holdings, Inc.	23,790	505,300

Cathay General Bancorp	186,866	7,734,384

CB Financial Services, Inc.	10,849	249,852

CBTX, Inc.	29,094	767,500

Central Pacific Financial Corp.	85,319	2,190,992

Central Valley Community Bancorp	21,134	454,381

Century Bancorp, Inc., Class A	1,019	117,430

Chemung Financial Corp.	7,520	340,656

ChoiceOne Financial Services, Inc.(a)	7,626	187,523

Citizens & Northern Corp.	53,962	1,363,080

Citizens Holding Co.(a)	7,582	141,708

City Holding Co.	45,276	3,527,453

Civista Bancshares, Inc.	20,627	479,165

CNB Financial Corp.	29,745	723,993

Codorus Valley Bancorp, Inc.(a)	20,277	457,044

Colony Bankcorp, Inc.	7,911	148,173

Columbia Banking System, Inc.	137,317	5,216,673

Community Financial Corp. (The)	9,183	338,577

Community Trust Bancorp, Inc.	41,151	1,732,457

ConnectOne Bancorp, Inc.	43,310	1,299,733

County Bancorp, Inc.(a)	7,096	258,649

CVB Financial Corp.	284,295	5,791,089

Dime Community Bancshares, Inc.	94,096	3,073,175

Eagle Bancorp Montana, Inc.	6,248	139,768

Eagle Bancorp, Inc.	40,506	2,329,095

Enterprise Bancorp, Inc.	20,249	727,952

Enterprise Financial Services Corp.	59,629	2,700,001

Evans Bancorp, Inc.	12,989	497,479

Farmers & Merchants Bancorp, Inc.	24,157	541,117

Farmers National Banc Corp.	80,750	1,268,583

FB Financial Corp.	30,705	1,316,630

Fidelity D&D Bancorp, Inc.(a)	4,384	221,085

Financial Institutions, Inc.	47,496	1,455,752

First Bancorp	37,884	1,629,391

First Bancorp, Inc. (The)	37,374	1,089,078

First Bancshares, Inc. (The)	18,191	705,447

First Bank	10,984	154,765

First Busey Corp.	132,851	3,272,120

First Business Financial Services, Inc.	17,929	514,742

First Capital, Inc.(a)	3,719	151,661

First Commonwealth Financial Corp.	230,150	3,136,944

First Community Bankshares, Inc.	43,153	1,368,813

First Community Corp.	8,576	171,091

First Financial Bancorp	294,088	6,884,600

First Financial Corp.	34,806	1,463,592

First Financial Northwest, Inc.	19,351	316,776

First Foundation, Inc.	36,602	962,633

First Internet Bancorp	8,002	249,502

First Interstate BancSystem, Inc., Class A	89,507	3,603,552

First Merchants Corp.	90,883	3,802,545

First Mid Bancshares, Inc.	26,417	1,084,682

First Northwest Bancorp	8,101	142,254

First of Long Island Corp. (The)	61,816	1,273,410

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

First Savings Financial Group, Inc.(a)	2,847	$80,058

First United Corp.	18,023	335,228

Flushing Financial Corp.	105,345	2,380,797

FNCB Bancorp, Inc.(a)	24,234	201,142

Franklin Financial Services Corp.	8,672	280,539

Fulton Financial Corp.	371,373	5,674,579

German American Bancorp, Inc.	52,856	2,041,827

Great Southern Bancorp, Inc.	21,147	1,159,067

Guaranty Bancshares, Inc.	23,854	855,166

HarborOne Bancorp, Inc.	39,592	555,872

Hawthorn Bancshares, Inc.(a)	6,465	149,729

HBT Financial, Inc.	87,448	1,359,816

Heartland Financial USA, Inc.	39,810	1,914,065

Heritage Commerce Corp.	212,219	2,468,107

Heritage Financial Corp.	72,059	1,837,505

Hilltop Holdings, Inc.	107,156	3,500,787

Hope Bancorp, Inc.	366,759	5,296,000

Horizon Bancorp, Inc.	80,245	1,458,052

Independent Bank Corp.(a)	47,248	3,597,935

Independent Bank Corp.	61,159	1,313,695

Independent Bank Group, Inc.(a)	48,606	3,452,970

International Bancshares Corp.	113,029	4,706,528

Investar Holding Corp.	5,505	121,220

Investors Bancorp, Inc.	693,022	10,471,562

Lakeland Bancorp, Inc.	117,484	2,071,243

Lakeland Financial Corp.(a)	52,094	3,711,177

Landmark Bancorp, Inc.	8,883	245,970

LCNB Corp.	37,575	662,823

Level One Bancorp, Inc.	7,135	209,912

Live Oak Bancshares, Inc.	8,656	550,781

Macatawa Bank Corp.	110,999	891,322

Mercantile Bank Corp.	38,884	1,245,455

Meridian Corp.	7,060	202,410

Metrocity Bankshares, Inc.(a)	64,453	1,351,579

Mid Penn Bancorp, Inc.(a)	12,877	354,761

Middlefield Banc Corp.	9,830	236,608

Midland States Bancorp, Inc.	77,454	1,915,437

MidWestOne Financial Group, Inc.	31,898	962,044

MVB Financial Corp.(a)	16,799	719,501

National Bank Holdings Corp., Class A	43,421	1,757,682

National Bankshares, Inc.	13,884	504,128

NBT Bancorp, Inc.	82,660	2,985,679

Northeast Bank (a)	7,217	243,357

Northrim Bancorp, Inc.	26,409	1,122,647

Norwood Financial Corp.	16,311	419,356

Oak Valley Bancorp(a)	3,506	62,302

OceanFirst Financial Corp.	132,338	2,833,357

Ohio Valley Banc Corp.	4,286	116,922

Old National Bancorp	334,780	5,674,521

Old Second Bancorp, Inc.(a)	4,552	59,449

Origin Bancorp, Inc.	22,016	932,378

Orrstown Financial Services, Inc.	28,326	662,828

Park National Corp.(a)	37,193	4,535,686

Parke Bancorp, Inc.	20,645	452,745

PCB Bancorp(a)	43,709	870,246

Peapack-Gladstone Financial Corp.	8,677	289,465

Penns Woods Bancorp, Inc.(a)	17,388	413,139

Peoples Bancorp of North Carolina, Inc.	10,173	288,811

Peoples Bancorp, Inc.	81,080	2,562,939

Peoples Financial Services Corp.	13,910	633,879

Plumas Bancorp(a)	6,776	212,292

Preferred Bank	21,709	1,447,556

Primis Financial Corp.	60,313	872,126

QCR Holdings, Inc.	6,253	321,654

RBB Bancorp(a)	38,406	968,215

Red River Bancshares, Inc.	3,044	151,743

Reliant Bancorp, Inc.	17,233	544,390

Renasant Corp.	85,850	3,094,892

Republic Bancorp, Inc., Class A	33,082	1,675,603

Richmond Mutual BanCorp, Inc.	11,457	182,052

Salisbury Bancorp, Inc.(a)	10,799	566,948

Sandy Spring Bancorp, Inc.	100,926	4,624,429

SB Financial Group, Inc.	7,346	132,963

ServisFirst Bancshares, Inc.	81,192	6,316,738

Shore Bancshares, Inc.(a)	21,463	380,539

Sierra Bancorp	44,345	1,076,697

Simmons First National Corp., Class A	201,870	5,967,277

SmartFinancial, Inc.	6,311	163,139

South Plains Financial, Inc.	13,541	330,130

Southside Bancshares, Inc.	75,602	2,894,801

Spirit of Texas Bancshares, Inc.	16,954	410,287

Stock Yards Bancorp, Inc.(a)	51,301	3,008,804

Summit Financial Group, Inc.	24,501	600,520

Tompkins Financial Corp.	27,500	2,225,025

Towne Bank	130,568	4,061,970

TriCo Bancshares	42,767	1,856,088

Trustmark Corp.(a)	124,662	4,016,610

Union Bankshares, Inc.(a)	15,896	508,036

United Community Banks, Inc.	131,674	4,321,541

United Security Bancshares(a)	52,151	417,208

Unity Bancorp, Inc.	8,676	203,018

Univest Financial Corp.	69,649	1,907,686

Veritex Holdings, Inc.	84,604	3,330,013

Washington Trust Bancorp, Inc.	43,725	2,316,551

WesBanco, Inc.	163,023	5,555,824

West Bancorp, Inc.	57,506	1,726,905

Westamerica BanCorp	71,642	4,030,579

Total Banks		312,087,164

Beverages – 0.2%

Coca-Cola Consolidated, Inc.	6,125	2,414,353

MGP Ingredients, Inc.(a)	25,802	1,679,710

Total Beverages		4,094,063

Building Products – 0.7%

Apogee Enterprises, Inc.	104,632	3,950,905

CSW Industrials, Inc.(a)	16,226	2,072,060

Griffon Corp.	139,855	3,440,433

Insteel Industries, Inc.	20,039	762,484

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

Quanex Building Products Corp.	74,937	$1,604,401

Total Building Products		11,830,283

Capital Markets – 2.7%

B. Riley Financial, Inc.(a)	89,852	5,304,862

BGC Partners, Inc., Class A	196,716	1,024,890

Brightsphere Investment Group, Inc.	21,304	556,674

Cowen, Inc., Class A(a)	28,066	962,944

Federated Hermes, Inc., Class B	207,111	6,731,108

GAMCO Investors, Inc., Class A	11,185	295,060

GCM Grosvenor, Inc., Class A	870,342	10,026,340

Greenhill & Co., Inc.	17,750	259,505

Hamilton Lane, Inc., Class A	50,746	4,304,276

Moelis & Co., Class A	165,604	10,245,919

Oppenheimer Holdings, Inc., Class A(a)	17,413	788,635

Piper Sandler Cos.	22,263	3,082,535

PJT Partners, Inc., Class A	5,533	437,716

Pzena Investment Management, Inc., Class A(a)	14,301	140,722

Silvercrest Asset Management Group, Inc., Class A	23,706	369,339

Value Line, Inc.	16,433	562,995

Victory Capital Holdings, Inc., Class A	17,902	626,749

Virtus Investment Partners, Inc.	7,264	2,254,164

Total Capital Markets		47,974,433

Chemicals – 2.8%

Cabot Corp.	285,627	14,315,625

Chase Corp.	10,960	1,119,564

FutureFuel Corp.	134,144	956,447

H.B. Fuller Co.	144,947	9,357,778

Hawkins, Inc.	85,538	2,983,565

Innospec, Inc.	44,826	3,775,246

Kronos Worldwide, Inc.	657,140	8,155,107

Minerals Technologies, Inc.	18,239	1,273,812

Stepan Co.	51,842	5,855,036

Tredegar Corp.	118,283	1,440,687

Valhi, Inc.(a)	48,676	1,135,611

Total Chemicals		50,368,478

Commercial Services & Supplies – 4.9%

ABM Industries, Inc.	185,657	8,356,422

ACCO Brands Corp.	427,541	3,672,577

Acme United Corp.	12,784	418,548

Brady Corp., Class A	132,419	6,713,643

CompX International, Inc.	19,507	405,355

Covanta Holding Corp.	490,346	9,865,762

Deluxe Corp.	277,331	9,953,410

Ennis, Inc.	203,149	3,829,359

Healthcare Services Group, Inc.	369,854	9,242,651

Herman Miller, Inc.	172,426	6,493,563

HNI Corp.	211,515	7,766,831

Interface, Inc.	53,089	804,298

Kimball International, Inc., Class B	174,569	1,955,173

Matthews International Corp., Class A	145,751	5,056,102

Pitney Bowes, Inc.	891,932	6,430,830

Steelcase, Inc., Class A	426,962	5,413,878

VSE Corp.(a)	14,477	697,357

Total Commercial Services & Supplies		87,075,759

Communications Equipment – 0.3%

ADTRAN, Inc.	185,351	3,477,185

Comtech Telecommunications Corp.(a)	90,453	2,316,501

PCTEL, Inc.*	71,315	443,579

Total Communications Equipment		6,237,265

Construction & Engineering – 0.9%

Arcosa, Inc.	28,373	1,423,473

Argan, Inc.	51,778	2,261,145

Comfort Systems USA, Inc.(a)	71,067	5,068,498

Granite Construction, Inc.	133,941	5,297,367

Primoris Services Corp.	66,718	1,633,924

Total Construction & Engineering		15,684,407

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	4,625	558,700

Consumer Finance – 1.2%

Curo Group Holdings Corp.(a)	65,317	1,131,943

FirstCash, Inc.	35,564	3,111,850

Navient Corp.	725,467	14,313,464

Nelnet, Inc., Class A	21,242	1,683,216

Regional Management Corp.(a)	27,676	1,610,190

Total Consumer Finance		21,850,663

Containers & Packaging – 1.4%

Greif, Inc., Class A	328,285	21,207,211

Myers Industries, Inc.	156,548	3,063,644

Total Containers & Packaging		24,270,855

Distributors – 0.1%

Educational Development Corp.	48,632	474,162

Weyco Group, Inc.(a)	53,235	1,206,305

Total Distributors		1,680,467

Diversified Consumer Services – 0.8%

Carriage Services, Inc.	55,249	2,463,553

Graham Holdings Co., Class B	7,649	4,506,485

Strategic Education, Inc.	92,012	6,486,846

Total Diversified Consumer Services		13,456,884

Diversified Financial Services – 0.1%

Alerus Financial Corp.	33,112	989,386

Marlin Business Services Corp.	26,695	593,430

Total Diversified Financial Services		1,582,816

Diversified Telecommunication Services – 0.1%

ATN International, Inc.	35,498	1,663,081

Electric Utilities – 1.4%

Genie Energy Ltd., Class B(a)	213,234	1,392,418

MGE Energy, Inc.	114,052	8,382,822

Otter Tail Corp.	211,856	11,857,580

Via Renewables, Inc.(a)	259,230	2,641,554

Total Electric Utilities		24,274,374

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	9,140	285,899

AZZ, Inc.	57,907	3,080,652

Encore Wire Corp.	6,678	633,275

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

GrafTech International Ltd.	175,749	$1,813,730

LSI Industries, Inc.	151,980	1,177,845

Powell Industries, Inc.	63,861	1,569,065

Preformed Line Products Co.	10,701	695,993

Total Electrical Equipment		9,256,459

Electronic Equipment, Instruments & Components – 1.4%

Badger Meter, Inc.	52,611	5,321,077

Bel Fuse, Inc., Class B	23,267	289,209

Belden, Inc.	34,101	1,986,724

Benchmark Electronics, Inc.	136,284	3,640,146

CTS Corp.	33,456	1,034,125

Methode Electronics, Inc.	67,838	2,852,588

PC Connection, Inc.	30,047	1,322,969

Vishay Intertechnology, Inc.	389,244	7,819,912

Total Electronic Equipment, Instruments & Components		24,266,750

Energy Equipment & Services – 1.0%

Archrock, Inc.	1,462,695	12,067,234

Cactus, Inc., Class A	94,681	3,571,367

Solaris Oilfield Infrastructure, Inc., Class A	202,943	1,692,545

Total Energy Equipment & Services		17,331,146

Entertainment – 0.7%

Warner Music Group Corp., Class A(a)	194,039	8,293,227

World Wrestling Entertainment, Inc., Class A(a)	76,800	4,320,768

Total Entertainment		12,613,995

Equity Real Estate Investment Trusts (REITs) – 9.1%

Alexander’s, Inc.	17,073	4,449,565

Alpine Income Property Trust, Inc.	19,687	361,650

American Assets Trust, Inc.	106,298	3,977,671

Armada Hoffler Properties, Inc.	129,040	1,725,265

Bluerock Residential Growth REIT, Inc.(a)	82,867	1,055,726

Brandywine Realty Trust	588,137	7,892,799

BRT Apartments Corp.	53,422	1,029,976

CareTrust REIT, Inc.	223,358	4,538,635

CatchMark Timber Trust, Inc., Class A(a)	153,939	1,827,256

Centerspace	38,927	3,678,602

CIM Commercial Trust Corp.	12,355	111,936

Clipper Realty, Inc.	72,892	590,425

Columbia Property Trust, Inc.	353,860	6,730,417

Community Healthcare Trust, Inc.	45,137	2,039,741

CTO Realty Growth, Inc.(a)	23,962	1,288,197

Diversified Healthcare Trust	146,567	496,862

Easterly Government Properties, Inc.(a)	203,901	4,212,595

Essential Properties Realty Trust, Inc.	243,371	6,794,918

Farmland Partners, Inc.	52,026	623,792

Four Corners Property Trust, Inc.	245,979	6,606,996

Getty Realty Corp.	177,519	5,203,082

Gladstone Commercial Corp.	149,833	3,150,988

Gladstone Land Corp.	52,950	1,205,672

Global Medical REIT, Inc.	145,126	2,133,352

Independence Realty Trust, Inc.	182,889	3,721,791

Indus Realty Trust, Inc.	2,432	170,483

Industrial Logistics Properties Trust	292,617	7,435,398

iStar, Inc.(a)	113,393	2,843,896

Kite Realty Group Trust	98,554	2,006,559

LTC Properties, Inc.	119,617	3,790,663

Monmouth Real Estate Investment Corp.	235,955	4,400,561

National Storage Affiliates Trust	220,580	11,644,418

NETSTREIT Corp.	66,908	1,582,374

NexPoint Residential Trust, Inc.	60,336	3,733,592

Office Properties Income Trust	235,215	5,957,996

One Liberty Properties, Inc.	88,258	2,690,986

Paramount Group, Inc.	513,272	4,614,315

Piedmont Office Realty Trust, Inc., Class A	335,674	5,850,798

Plymouth Industrial REIT, Inc.	84,138	1,914,140

Postal Realty Trust, Inc., Class A	22,368	416,940

Retail Properties of America, Inc., Class A	68,896	887,380

Retail Value, Inc.	86,452	2,276,281

Saul Centers, Inc.	78,036	3,438,266

SITE Centers Corp.	201,666	3,113,723

UMH Properties, Inc.	108,095	2,475,376

Uniti Group, Inc.(a)	666,233	8,241,302

Universal Health Realty Income Trust	26,322	1,454,817

Urstadt Biddle Properties, Inc., Class A	62,641	1,185,794

Washington Real Estate Investment Trust	218,734	5,413,666

Total Equity Real Estate Investment Trusts (REITs)		162,987,633

Food & Staples Retailing – 1.6%

Andersons, Inc. (The)	152,013	4,686,561

Ingles Markets, Inc., Class A	52,113	3,441,021

Natural Grocers by Vitamin Cottage, Inc.	104,841	1,176,316

PriceSmart, Inc.	54,636	4,237,022

SpartanNash Co.	235,897	5,166,144

Village Super Market, Inc., Class A	71,036	1,540,061

Weis Markets, Inc.	153,907	8,087,813

Total Food & Staples Retailing		28,334,938

Food Products – 2.1%

Alico, Inc.	16,877	577,868

B&G Foods, Inc.(a)	941,380	28,137,848

Calavo Growers, Inc.	40,465	1,547,382

John B. Sanfilippo & Son, Inc.	18,030	1,473,412

Limoneira Co.	59,217	957,539

Tootsie Roll Industries, Inc.	107,922	3,284,066

Utz Brands, Inc.(a)	101,239	1,734,224

Total Food Products		37,712,339

Gas Utilities – 1.9%

Chesapeake Utilities Corp.(a)	65,923	7,914,056

Northwest Natural Holding Co.	181,616	8,352,520

RGC Resources, Inc.	45,262	1,025,184

South Jersey Industries, Inc.(a)	796,606	16,935,844

Total Gas Utilities		34,227,604

Health Care Equipment & Supplies – 0.3%

Atrion Corp.	3,122	2,177,595

LeMaitre Vascular, Inc.	33,971	1,803,520

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

Mesa Laboratories, Inc.(a)	1,423	$430,258

Utah Medical Products, Inc.	5,784	536,987

Total Health Care Equipment & Supplies		4,948,360

Health Care Providers & Services – 1.1%

National HealthCare Corp.	71,956	5,035,481

Owens & Minor, Inc.	6,975	218,248

Patterson Cos., Inc.	480,138	14,471,359

Total Health Care Providers & Services		19,725,088

Health Care Technology – 0.0%

Simulations Plus, Inc.(a)	14,069	555,726

Hotels, Restaurants & Leisure – 1.0%

Jack in the Box, Inc.	60,781	5,915,815

Nathan’s Famous, Inc.(a)	13,196	807,199

Papa John’s International, Inc.	79,044	10,037,797

RCI Hospitality Holdings, Inc.	12,172	833,904

Total Hotels, Restaurants & Leisure		17,594,715

Household Durables – 0.8%

Bassett Furniture Industries, Inc.(a)	42,508	769,820

Ethan Allen Interiors, Inc.	200,817	4,759,363

Flexsteel Industries, Inc.	10,554	325,908

Hamilton Beach Brands Holding Co., Class A	32,100	503,007

Hooker Furnishings Corp.	51,762	1,397,056

La-Z-Boy, Inc.	147,256	4,746,061

Lifetime Brands, Inc.	53,422	971,746

Total Household Durables		13,472,961

Household Products – 0.1%

Ocean Bio-Chem, Inc.(a)	11,661	108,564

Oil-Dri Corp. of America	37,156	1,300,460

Total Household Products		1,409,024

Insurance – 2.7%

American Equity Investment Life Holding Co.	63,465	1,876,660

American National Group, Inc.	57,945	10,953,343

AMERISAFE, Inc.	32,952	1,850,584

Crawford & Co., Class A	50,228	450,545

Donegal Group, Inc., Class A	95,820	1,388,432

Employers Holdings, Inc.	54,169	2,139,134

HCI Group, Inc.	21,194	2,347,659

Heritage Insurance Holdings, Inc.	52,987	360,842

Horace Mann Educators Corp.	68,225	2,714,673

Independence Holding Co.	9,858	488,858

Investors Title Co.	2,661	485,899

Mercury General Corp.	258,981	14,417,472

National Western Life Group, Inc., Class A	314	66,125

Safety Insurance Group, Inc.	58,883	4,666,478

Stewart Information Services Corp.	58,396	3,694,131

Tiptree, Inc.	73,392	735,388

Total Insurance		48,636,223

Internet & Direct Marketing Retail – 0.7%

PetMed Express, Inc.(a)	115,003	3,090,131

Shutterstock, Inc.	81,409	9,225,268

Total Internet & Direct Marketing Retail		12,315,399

IT Services – 1.0%

Cass Information Systems, Inc.	55,099	2,305,893

CSG Systems International, Inc.	159,758	7,700,336

Hackett Group, Inc. (The)	127,495	2,501,452

Switch, Inc., Class A	232,457	5,902,083

Total IT Services		18,409,764

Leisure Products – 1.0%

Clarus Corp.	54,133	1,387,429

Escalade, Inc.	81,346	1,538,253

Johnson Outdoors, Inc., Class A	10,629	1,124,548

Marine Products Corp.(a)	104,720	1,310,047

Smith & Wesson Brands, Inc.	107,753	2,236,952

Sturm Ruger & Co., Inc.	141,219	10,419,138

Total Leisure Products		18,016,367

Machinery – 5.1%

Alamo Group, Inc.	10,487	1,463,251

Albany International Corp., Class A	48,504	3,728,502

Astec Industries, Inc.	36,341	1,955,509

Barnes Group, Inc.	96,896	4,043,470

Columbus McKinnon Corp.	23,887	1,154,936

Douglas Dynamics, Inc.	90,913	3,300,142

Eastern Co. (The)	17,080	429,733

Enerpac Tool Group Corp.	20,185	418,435

EnPro Industries, Inc.	44,369	3,865,427

ESCO Technologies, Inc.	12,213	940,401

Federal Signal Corp.	130,823	5,052,384

Gorman-Rupp Co. (The)(a)	67,533	2,418,357

Graham Corp.	42,180	523,032

Greenbrier Cos., Inc. (The)(a)	150,947	6,489,212

Helios Technologies, Inc.	32,433	2,663,074

Hurco Cos., Inc.	13,579	438,059

Hyster-Yale Materials Handling, Inc.	44,700	2,246,622

Kadant, Inc.	18,037	3,681,352

Lindsay Corp.	25,634	3,890,985

Miller Industries, Inc.	53,956	1,836,662

Mueller Industries, Inc.	152,271	6,258,338

Mueller Water Products, Inc., Class A	671,188	10,215,481

Omega Flex, Inc.	14,675	2,093,976

Park-Ohio Holdings Corp.(a)	24,259	619,090

Shyft Group, Inc. (The)	19,806	752,826

Standex International Corp.	21,919	2,168,008

Tennant Co.	35,667	2,637,575

Trinity Industries, Inc.	505,402	13,731,772

Wabash National Corp.	141,729	2,144,360

Total Machinery		91,160,971

Marine – 0.7%

Matson, Inc.	154,334	12,456,297

Media – 1.5%

Entravision Communications Corp., Class A	312,862	2,221,320

EW Scripps Co. (The), Class A	154,249	2,785,737

John Wiley & Sons, Inc., Class A	222,786	11,631,657

Scholastic Corp.	113,937	4,061,854

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

Sinclair Broadcast Group, Inc., Class A(a)	203,729	$6,454,135

Total Media		27,154,703

Metals & Mining – 3.6%

Commercial Metals Co.	652,729	19,882,125

Compass Minerals International, Inc.(a)	360,260	23,200,744

Gold Resource Corp.(a)	166,503	261,410

Haynes International, Inc.	68,250	2,542,312

Hecla Mining Co.	256,653	1,411,592

Kaiser Aluminum Corp.	66,735	7,271,446

Materion Corp.	25,905	1,778,119

Olympic Steel, Inc.	8,714	212,273

Schnitzer Steel Industries, Inc., Class A	104,133	4,562,067

SunCoke Energy, Inc.	583,246	3,662,785

Total Metals & Mining		64,784,873

Multi-Utilities – 1.1%

Avista Corp.	429,542	16,803,683

Unitil Corp.	78,525	3,359,300

Total Multi-Utilities		20,162,983

Multiline Retail – 1.0%

Big Lots, Inc.(a)	237,152	10,282,910

Franchise Group, Inc.	224,914	7,964,205

Total Multiline Retail		18,247,115

Oil, Gas & Consumable Fuels – 0.6%

Adams Resources & Energy, Inc.	21,966	667,107

Evolution Petroleum Corp.	183,822	1,044,109

Falcon Minerals Corp.	578,964	2,721,131

NACCO Industries, Inc., Class A(a)	16,113	480,812

SM Energy Co.	51,841	1,367,566

World Fuel Services Corp.	122,397	4,114,987

Total Oil, Gas & Consumable Fuels		10,395,712

Paper & Forest Products – 1.0%

Glatfelter Corp.	214,450	3,023,745

Neenah, Inc.	85,971	4,007,108

Schweitzer-Mauduit International, Inc.	215,052	7,453,703

Verso Corp., Class A	177,367	3,680,365

Total Paper & Forest Products		18,164,921

Personal Products – 1.5%

Edgewell Personal Care Co.(a)	133,018	4,828,553

Medifast, Inc.	64,926	12,507,345

Nu Skin Enterprises, Inc., Class A	222,568	9,007,327

Total Personal Products		26,343,225

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	84,779	1,826,140

Professional Services – 1.6%

Barrett Business Services, Inc.	20,963	1,598,638

BGSF, Inc.	49,193	629,179

CRA International, Inc.	25,362	2,519,461

Heidrick & Struggles International, Inc.	65,378	2,917,820

ICF International, Inc.	19,420	1,734,012

Kforce, Inc.	62,063	3,701,437

Korn Ferry	78,418	5,674,327

ManTech International Corp., Class A	95,100	7,219,992

Resources Connection, Inc.	215,886	3,406,681

Total Professional Services		29,401,547

Real Estate Management & Development – 0.7%

Kennedy-Wilson Holdings, Inc.	374,077	7,825,691

Newmark Group, Inc., Class A	61,198	875,743

RE/MAX Holdings, Inc., Class A	28,421	885,598

RMR Group, Inc. (The), Class A	30,582	1,022,968

St. Joe Co. (The)	34,458	1,450,682

Total Real Estate Management & Development		12,060,682

Road & Rail – 0.8%

ArcBest Corp.(a)	43,025	3,518,154

Heartland Express, Inc.	57,599	922,736

Marten Transport Ltd.	117,039	1,836,342

Schneider National, Inc., Class B	265,119	6,028,806

Universal Logistics Holdings, Inc.	112,101	2,250,988

Total Road & Rail		14,557,026

Semiconductors & Semiconductor Equipment – 0.2%

NVE Corp.	56,718	3,628,250

Software – 1.4%

American Software, Inc., Class A	124,601	2,959,274

Ebix, Inc.(a)	41,090	1,106,554

InterDigital, Inc.	105,349	7,144,769

Progress Software Corp.	167,751	8,251,672

QAD, Inc., Class A	19,319	1,688,287

Xperi Holding Corp.(a)	164,710	3,103,136

Total Software		24,253,692

Specialty Retail – 3.9%

Big 5 Sporting Goods Corp.(a)	239,266	5,512,689

Buckle, Inc. (The)	276,652	10,952,653

Caleres, Inc.(a)	124,655	2,769,834

Camping World Holdings, Inc., Class A(a)	83,636	3,250,931

Group 1 Automotive, Inc.	26,616	5,000,614

Guess?, Inc.(a)	219,360	4,608,753

Haverty Furniture Cos., Inc.	128,169	4,320,577

Monro, Inc.	91,692	5,273,207

Rent-A-Center, Inc.	414,789	23,315,290

Shoe Carnival, Inc.	41,658	1,350,552

Sonic Automotive, Inc., Class A	45,594	2,395,509

Winmark Corp.	5,159	1,109,340

Total Specialty Retail		69,859,949

Textiles, Apparel & Luxury Goods – 1.8%

Culp, Inc.	45,688	588,462

Kontoor Brands, Inc.	471,419	23,547,379

Rocky Brands, Inc.	25,002	1,190,345

Superior Group of Cos., Inc.(a)	61,708	1,437,179

Wolverine World Wide, Inc.	160,402	4,786,396

Total Textiles, Apparel & Luxury Goods		31,549,761

Thrifts & Mortgage Finance – 2.9%

Capitol Federal Financial, Inc.	340,818	3,915,999

ESSA Bancorp, Inc.(a)	19,583	325,078

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

Investments	Shares	Value

Federal Agricultural Mortgage Corp., Class C	22,570	$2,449,296

Flagstar Bancorp, Inc.	24,377	1,237,864

FS Bancorp, Inc.	13,510	467,581

Hingham Institution For Savings (The)	1,603	539,730

Home Bancorp, Inc.	14,624	565,656

HomeStreet, Inc.	22,390	921,349

Kearny Financial Corp.	149,590	1,859,404

Luther Burbank Corp.	77,590	1,040,482

Merchants Bancorp	30,981	1,222,820

Meridian Bancorp, Inc.	60,721	1,260,568

Meta Financial Group, Inc.	11,572	607,299

Northfield Bancorp, Inc.	122,135	2,095,837

Northwest Bancshares, Inc.	455,391	6,047,592

OP Bancorp(a)	37,700	386,802

PCSB Financial Corp.	9,515	175,457

Premier Financial Corp.	87,111	2,773,614

Provident Bancorp, Inc.(a)	21,317	341,498

Provident Financial Holdings, Inc.	24,788	423,379

Provident Financial Services, Inc.	243,154	5,706,824

Prudential Bancorp, Inc.(a)	5,207	79,459

Riverview Bancorp, Inc.(a)	58,369	424,343

Southern Missouri Bancorp, Inc.	13,951	626,260

Territorial Bancorp, Inc.	19,179	486,763

Timberland Bancorp, Inc.	10,671	308,925

TrustCo Bank Corp.	50,501	1,614,517

Walker & Dunlop, Inc.	45,141	5,123,503

Washington Federal, Inc.	148,321	5,088,894

Waterstone Financial, Inc.	63,581	1,302,775

Western New England Bancorp, Inc.	42,999	366,781

WSFS Financial Corp.	35,338	1,813,193

Total Thrifts & Mortgage Finance		51,599,542

Tobacco – 2.2%

Turning Point Brands, Inc.(a)	13,991	668,070

Universal Corp.	230,408	11,135,619

Vector Group Ltd.	2,228,806	28,417,276

Total Tobacco		40,220,965

Trading Companies & Distributors – 1.8%

Boise Cascade Co.	77,912	4,205,690

CAI International, Inc.	79,558	4,448,088

Global Industrial Co.(a)	129,297	4,899,063

H&E Equipment Services, Inc.	207,561	7,204,442

McGrath RentCorp	95,983	6,905,977

Rush Enterprises, Inc., Class A	111,572	5,038,591

Total Trading Companies & Distributors		32,701,851

Water Utilities – 1.4%

Artesian Resources Corp., Class A	51,859	1,979,458

California Water Service Group	183,830	10,833,102

Global Water Resources, Inc.	60,470	1,131,998

Middlesex Water Co.(a)	37,352	3,839,039

SJW Group	78,069	5,157,238

York Water Co. (The)	31,785	1,388,369

Total Water Utilities		24,329,204

Wireless Telecommunication Services – 0.9%

Shenandoah Telecommunications Co.	85,906	2,712,911

Spok Holdings, Inc.	214,494	2,192,129

Telephone & Data Systems, Inc.	589,943	11,503,889

Total Wireless Telecommunication Services		16,408,929
Total United States		1,772,672,323

Puerto Rico – 0.5%

Banks – 0.3%

First Bancorp	289,036	3,800,823

OFG Bancorp	46,394	1,170,057

Total Banks		4,970,880

IT Services – 0.2%

EVERTEC, Inc.	81,423	3,722,659
Total Puerto Rico		8,693,539
TOTAL COMMON STOCKS (Cost: $1,536,751,082)		1,781,365,862

	Principal Amount

U.S. CORPORATE BONDS – 0.0%

United States – 0.0%

GAMCO Investors, Inc. 4.00%, 6/15/23(b)
(Cost: $22,000)	$22,000	21,893

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $28,959,495)	28,959,495	28,959,495

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $1,565,732,577)		1,810,347,250

Other Assets less Liabilities – (1.4)%		(24,836,531)

NET ASSETS – 100.0%		$1,785,510,719

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $76,588,283 and the total market value of the collateral held by the Fund was $79,717,274. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $50,757,779.

(b)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund^	$13,217	$6,090,021	$6,150,359	$52,740	$(5,619)	$—	$32,930

^	As of September 30, 2021, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,781,365,862	$—	$—	$1,781,365,862
U.S. Corporate Bonds	—	21,893	—	21,893
Investment of Cash Collateral for Securities Loaned	—	28,959,495	—	28,959,495
Total Investments in Securities	$1,781,365,862	$28,981,388	$—	$1,810,347,250

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 0.8%

Aerovironment, Inc.*	6,862	$592,328

Ducommun, Inc.*(a)	9,147	460,552

Kaman Corp.	7,288	259,963

National Presto Industries, Inc.	7,126	584,902

PAE, Inc.*(a)	39,157	234,159

Park Aerospace Corp.	15,674	214,420

Triumph Group, Inc.*	114,186	2,127,285

Vectrus, Inc.*	10,400	522,912

Total Aerospace & Defense		4,996,521

Air Freight & Logistics – 1.5%

Air Transport Services Group, Inc.*	50,699	1,308,541

Atlas Air Worldwide Holdings, Inc.*(a)	60,091	4,908,233

Echo Global Logistics, Inc.*	7,580	361,642

Forward Air Corp.	11,728	973,658

Hub Group, Inc., Class A*	19,704	1,354,650

Total Air Freight & Logistics		8,906,724

Airlines – 0.1%

Mesa Air Group, Inc.*	67,749	518,957

Auto Components – 0.7%

Gentherm, Inc.*	12,479	1,009,925

Modine Manufacturing Co.*	34,342	389,095

Motorcar Parts of America, Inc.*	7,120	138,840

Patrick Industries, Inc.	17,233	1,435,509

Standard Motor Products, Inc.	20,745	906,764

XPEL, Inc.*(a)	6,016	456,374

Total Auto Components		4,336,507

Automobiles – 0.2%

Winnebago Industries, Inc.	17,907	1,297,362

Banks – 14.0%

1st Source Corp.	21,882	1,033,706

Allegiance Bancshares, Inc.	8,286	316,111

Amalgamated Financial Corp.	18,820	297,732

American National Bankshares, Inc.	2,277	75,232

Arrow Financial Corp.	11,501	395,174

Atlantic Capital Bancshares, Inc.*	2,351	62,278

BancFirst Corp.	16,059	965,467

Bancorp, Inc. (The)*	46,653	1,187,319

Bank First Corp.	3,306	234,296

Bank of Marin Bancorp	6,196	233,899

Banner Corp.	26,050	1,438,220

Baycom Corp.*	4,824	89,726

BCB Bancorp, Inc.	335	4,945

Berkshire Hills Bancorp, Inc.	14,862	400,977

Brookline Bancorp, Inc.	24,885	379,745

Bryn Mawr Bank Corp.	6,023	276,757

Business First Bancshares, Inc.	7,321	171,238

Byline Bancorp, Inc.	17,122	420,516

Cadence BanCorp	36,404	799,432

Cambridge Bancorp	1,827	160,776

Camden National Corp.	13,176	631,130

Capital City Bank Group, Inc.	8,415	208,187

Capstar Financial Holdings, Inc.	3,118	66,226

CBTX, Inc.	4,112	108,475

Central Pacific Financial Corp.	11,167	286,769

Central Valley Community Bancorp	1,828	39,302

Century Bancorp, Inc., Class A	3,750	432,150

ChoiceOne Financial Services, Inc.	5,554	136,573

Citizens & Northern Corp.	9,017	227,769

City Holding Co.	14,791	1,152,367

Civista Bancshares, Inc.	3,179	73,848

CNB Financial Corp.	15,588	379,412

Community Trust Bancorp, Inc.	17,226	725,215

ConnectOne Bancorp, Inc.	41,899	1,257,389

Customers Bancorp, Inc.*	51,476	2,214,498

Dime Community Bancshares, Inc.	34,594	1,129,840

Eagle Bancorp Montana, Inc.	5,464	122,230

Eagle Bancorp, Inc.	36,508	2,099,210

Enterprise Bancorp, Inc.	1,819	65,393

Enterprise Financial Services Corp.	24,141	1,093,104

Esquire Financial Holdings, Inc.*(a)	3,454	98,992

Farmers National Banc Corp.	26,689	419,284

FB Financial Corp.	15,120	648,346

Financial Institutions, Inc.	7,189	220,343

First Bancorp	24,688	1,061,831

First Bancshares, Inc. (The)	7,959	308,650

First Busey Corp.	54,482	1,341,892

First Business Financial Services, Inc.	181	5,197

First Commonwealth Financial Corp.	80,426	1,096,206

First Community Bankshares, Inc.	11,922	378,166

First Financial Bancorp	97,836	2,290,341

First Financial Corp.	15,215	639,791

First Foundation, Inc.	42,424	1,115,751

First Internet Bancorp	4,621	144,083

First Interstate BancSystem, Inc., Class A	52,275	2,104,591

First Merchants Corp.	47,241	1,976,563

First Mid Bancshares, Inc.	12,131	498,099

First of Long Island Corp. (The)	20,457	421,414

Flushing Financial Corp.	23,499	531,077

Fulton Financial Corp.	149,195	2,279,700

German American Bancorp, Inc.	15,110	583,699

Great Southern Bancorp, Inc.	12,959	710,283

Guaranty Bancshares, Inc.	2,165	77,615

HarborOne Bancorp, Inc.	32,214	452,285

HBT Financial, Inc.	22,330	347,232

Heartland Financial USA, Inc.	36,061	1,733,813

Heritage Commerce Corp.	11,901	138,409

Heritage Financial Corp.	11,487	292,919

Hope Bancorp, Inc.	130,290	1,881,388

Horizon Bancorp, Inc.	36,558	664,259

Independent Bank Corp.	22,204	476,942

International Bancshares Corp.	55,687	2,318,807

Lakeland Bancorp, Inc.	46,092	812,602

Lakeland Financial Corp.	15,842	1,128,584

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Live Oak Bancshares, Inc.	9,597	$610,657

Macatawa Bank Corp.	8,511	68,343

Mercantile Bank Corp.	10,504	336,443

Metrocity Bankshares, Inc.	16,460	345,166

Metropolitan Bank Holding Corp.*	5,775	486,832

Midland States Bancorp, Inc.	23,170	572,994

MidWestOne Financial Group, Inc.	4,768	143,803

National Bank Holdings Corp., Class A	28,422	1,150,523

National Bankshares, Inc.	998	36,237

NBT Bancorp, Inc.	35,421	1,279,407

Nicolet Bankshares, Inc.*	8,158	605,160

Northeast Bank	5,102	172,039

Northrim Bancorp, Inc.	5,617	238,779

OceanFirst Financial Corp.	44,422	951,075

Old Second Bancorp, Inc.	6,146	80,267

Origin Bancorp, Inc.	4,984	211,072

Orrstown Financial Services, Inc.	488	11,419

Parke Bancorp, Inc.	4,605	100,988

Peapack-Gladstone Financial Corp.	6,247	208,400

Peoples Bancorp, Inc.	5,647	178,502

Peoples Financial Services Corp.	114	5,195

Preferred Bank	14,158	944,055

Primis Financial Corp.	428	6,189

Professional Holding Corp., Class A*(a)	4,468	83,998

QCR Holdings, Inc.	15,207	782,248

RBB Bancorp	13,118	330,705

Red River Bancshares, Inc.	3,408	169,889

Reliant Bancorp, Inc.	7,502	236,988

Renasant Corp.	26,669	961,417

Republic Bancorp, Inc., Class A	16,158	818,403

Sandy Spring Bancorp, Inc.	28,729	1,316,363

Seacoast Banking Corp. of Florida	29,256	989,145

ServisFirst Bancshares, Inc.	45,665	3,552,737

Shore Bancshares, Inc.	5,670	100,529

Sierra Bancorp	12,344	299,712

Silvergate Capital Corp., Class A*	4,501	519,865

SmartFinancial, Inc.	1,414	36,552

Southern First Bancshares, Inc.*(a)	130	6,955

Southside Bancshares, Inc.	21,119	808,647

Spirit of Texas Bancshares, Inc.	6,731	162,890

Stock Yards Bancorp, Inc.	12,833	752,655

Towne Bank	65,563	2,039,665

TriCo Bancshares	17,414	755,768

Triumph Bancorp, Inc.*	7,091	710,022

Trustmark Corp.	58,328	1,879,328

United Community Banks, Inc.	65,266	2,142,030

Univest Financial Corp.	10,237	280,391

Veritex Holdings, Inc.	34,467	1,356,621

Washington Trust Bancorp, Inc.	13,205	699,601

WesBanco, Inc.	45,135	1,538,201

West Bancorp, Inc.	6,905	207,357

Westamerica BanCorp	14,105	793,547

Total Banks		83,667,561

Beverages – 0.7%

Coca-Cola Consolidated, Inc.	7,798	3,073,816

MGP Ingredients, Inc.(a)	14,273	929,172

Total Beverages		4,002,988

Biotechnology – 1.3%

Anika Therapeutics, Inc.*	3,707	157,770

Catalyst Pharmaceuticals, Inc.*	239,119	1,267,331

Coherus Biosciences, Inc.*(a)	126,958	2,040,215

Eagle Pharmaceuticals, Inc.*	4,122	229,925

Ironwood Pharmaceuticals, Inc.*	179,416	2,343,173

MiMedx Group, Inc.*(a)	33,432	202,598

Sutro Biopharma, Inc.*	12,726	240,394

Vanda Pharmaceuticals, Inc.*	24,966	427,917

Vericel Corp.*(a)	11,006	537,093

Voyager Therapeutics, Inc.*(a)	75,653	198,967

Total Biotechnology		7,645,383

Building Products – 1.3%

American Woodmark Corp.*	14,237	930,672

Apogee Enterprises, Inc.	24,566	927,612

Cornerstone Building Brands, Inc.*	110,687	1,617,137

CSW Industrials, Inc.	6,884	879,087

Griffon Corp.	56,432	1,388,227

Insteel Industries, Inc.	15,634	594,874

PGT Innovations, Inc.*	38,309	731,702

Quanex Building Products Corp.	24,936	533,880

Total Building Products		7,603,191

Capital Markets – 2.0%

B. Riley Financial, Inc.	12,024	709,897

BGC Partners, Inc., Class A	128,353	668,719

Brightsphere Investment Group, Inc.	95,602	2,498,080

Cowen, Inc., Class A	56,672	1,944,416

Diamond Hill Investment Group, Inc.	1,475	259,099

Donnelley Financial Solutions, Inc.*	11,866	410,801

Focus Financial Partners, Inc., Class A*	11,704	612,938

Oppenheimer Holdings, Inc., Class A	19,741	894,070

Piper Sandler Cos.	4,356	603,132

PJT Partners, Inc., Class A	8,478	670,695

StoneX Group, Inc.*	21,807	1,437,081

Victory Capital Holdings, Inc., Class A	33,216	1,162,892

Total Capital Markets		11,871,820

Chemicals – 1.7%

AdvanSix, Inc.*	20,163	801,479

American Vanguard Corp.	15,158	228,128

Ecovyst, Inc.	71,119	829,248

Ferro Corp.*	39,153	796,372

FutureFuel Corp.	69,771	497,467

GCP Applied Technologies, Inc.*	25,228	552,998

Hawkins, Inc.	20,957	730,980

Innospec, Inc.	10,938	921,198

Koppers Holdings, Inc.*	43,302	1,353,620

Kronos Worldwide, Inc.	62,529	775,985

Minerals Technologies, Inc.	32,384	2,261,699

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Tredegar Corp.	19,848	$241,749

Total Chemicals		9,990,923

Commercial Services & Supplies – 2.4%

ACCO Brands Corp.	143,405	1,231,849

CECO Environmental Corp.*	45,039	317,075

CoreCivic, Inc.*(a)	35,169	313,004

Deluxe Corp.	83,086	2,981,956

Ennis, Inc.	27,423	516,923

Healthcare Services Group, Inc.	49,341	1,233,032

HNI Corp.	37,736	1,385,666

Interface, Inc.	99,473	1,507,016

Kimball International, Inc., Class B	52,941	592,939

Matthews International Corp., Class A	9,636	334,273

Pitney Bowes, Inc.	70,825	510,648

Steelcase, Inc., Class A	160,722	2,037,955

U.S. Ecology, Inc.*(a)	7,475	241,816

Vidler Water Resources, Inc.*	18,220	207,344

VSE Corp.(a)	14,368	692,107

Total Commercial Services & Supplies		14,103,603

Communications Equipment – 0.7%

Aviat Networks, Inc.*	13,016	427,706

Calix, Inc.*	15,082	745,503

Casa Systems, Inc.*(a)	20,990	142,312

Clearfield, Inc.*(a)	7,434	328,211

Comtech Telecommunications Corp.	23,341	597,763

Digi International, Inc.*(a)	14,934	313,913

Genasys, Inc.*	15,657	81,103

NETGEAR, Inc.*(a)	15,494	494,413

NetScout Systems, Inc.*(a)	17,205	463,675

PCTEL, Inc.*	24,648	153,311

Ribbon Communications, Inc.*	40,313	241,072

Total Communications Equipment		3,988,982

Construction & Engineering – 2.0%

Ameresco, Inc., Class A*(a)	18,236	1,065,529

Comfort Systems USA, Inc.	36,961	2,636,059

Construction Partners, Inc., Class A*(a)	22,455	749,323

Dycom Industries, Inc.*	10,187	725,722

Great Lakes Dredge & Dock Corp.*	79,367	1,197,648

IES Holdings, Inc.*	12,761	583,050

Matrix Service Co.*(a)	13,766	143,992

MYR Group, Inc.*	13,514	1,344,643

Northwest Pipe Co.*(a)	16,559	392,448

NV5 Global, Inc.*	5,316	523,998

Orion Group Holdings, Inc.*	53,599	291,579

Primoris Services Corp.	50,188	1,229,104

Sterling Construction Co., Inc.*	58,798	1,332,951

Total Construction & Engineering		12,216,046

Construction Materials – 0.2%

Forterra, Inc.*	41,694	982,311

United States Lime & Minerals, Inc.	3,907	471,965

Total Construction Materials		1,454,276

Consumer Finance – 3.5%

Curo Group Holdings Corp.	100,483	1,741,370

Elevate Credit, Inc.*(a)	67,872	280,311

Encore Capital Group, Inc.*(a)	63,047	3,106,326

Enova International, Inc.*	76,383	2,639,033

EZCORP, Inc., Class A*(a)	12,177	92,180

Navient Corp.	429,305	8,470,188

Nelnet, Inc., Class A	30,834	2,443,286

PRA Group, Inc.*(a)	34,533	1,455,221

Regional Management Corp.	4,438	258,203

World Acceptance Corp.*	3,111	589,783

Total Consumer Finance		21,075,901

Containers & Packaging – 0.6%

Myers Industries, Inc.	27,378	535,787

O-I Glass, Inc.*(a)	167,832	2,394,963

TriMas Corp.*	11,132	360,231

UFP Technologies, Inc.*	6,998	431,007

Total Containers & Packaging		3,721,988

Distributors – 0.0%

Educational Development Corp.	12,447	121,358

Diversified Consumer Services – 1.7%

Adtalem Global Education, Inc.*	58,453	2,210,108

American Public Education, Inc.*	10,394	266,190

Carriage Services, Inc.	14,345	639,644

Graham Holdings Co., Class B	4,230	2,492,147

Laureate Education, Inc., Class A*	55,762	947,396

Lincoln Educational Services Corp.*	32,917	220,215

Perdoceo Education Corp.*	123,571	1,304,910

Stride, Inc.*(a)	34,379	1,235,581

WW International, Inc.*(a)	51,512	940,094

Total Diversified Consumer Services		10,256,285

Diversified Financial Services – 0.2%

A-Mark Precious Metals, Inc.	14,685	881,394

Alerus Financial Corp.	14,484	432,782

Total Diversified Financial Services		1,314,176

Diversified Telecommunication Services – 0.3%

ATN International, Inc.	4,511	211,341

Consolidated Communications Holdings, Inc.*	46,686	429,044

IDT Corp., Class B*(a)	29,694	1,245,663

Total Diversified Telecommunication Services		1,886,048

Electric Utilities – 0.4%

Genie Energy Ltd., Class B	39,198	255,963

Otter Tail Corp.	29,542	1,653,466

Via Renewables, Inc.(a)	35,231	359,004

Total Electric Utilities		2,268,433

Electrical Equipment – 1.4%

Allied Motion Technologies, Inc.	9,822	307,232

Atkore, Inc.*	50,049	4,350,259

AZZ, Inc.	16,390	871,948

Encore Wire Corp.	15,738	1,492,435

LSI Industries, Inc.	21,613	167,501

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Orion Energy Systems, Inc.*	11,478	$44,649

Powell Industries, Inc.	11,927	293,046

Preformed Line Products Co.	8,244	536,190

TPI Composites, Inc.*(a)	9,717	327,949

Total Electrical Equipment		8,391,209

Electronic Equipment, Instruments & Components – 2.2%

Bel Fuse, Inc., Class B	12,250	152,267

Belden, Inc.	27,016	1,573,952

Benchmark Electronics, Inc.	11,487	306,818

CTS Corp.	16,718	516,753

Daktronics, Inc.*	28,560	155,081

ePlus, Inc.*	12,532	1,285,908

Kimball Electronics, Inc.*	30,530	786,758

Knowles Corp.*	22,709	425,567

Luna Innovations, Inc.*(a)	21,475	204,012

Methode Electronics, Inc.	37,117	1,560,770

Napco Security Technologies, Inc.*(a)	7,969	343,305

OSI Systems, Inc.*(a)	12,007	1,138,264

PC Connection, Inc.	20,459	900,810

Sanmina Corp.*	67,081	2,585,302

TTM Technologies, Inc.*	49,810	626,112

Vishay Precision Group, Inc.*	10,004	347,839

Total Electronic Equipment, Instruments & Components		12,909,518

Energy Equipment & Services – 0.9%

Archrock, Inc.	112,437	927,605

Bristow Group, Inc.*	53,124	1,690,937

Cactus, Inc., Class A	26,679	1,006,332

DMC Global, Inc.*	6,782	250,324

Dril-Quip, Inc.*	7,924	199,526

Helix Energy Solutions Group, Inc.*(a)	41,168	159,732

Natural Gas Services Group, Inc.*(a)	9,217	95,672

ProPetro Holding Corp.*	91,704	793,240

Solaris Oilfield Infrastructure, Inc., Class A	49,957	416,641

Total Energy Equipment & Services		5,540,009

Entertainment – 0.9%

Madison Square Garden Entertainment Corp.*(a)	21,745	1,580,209

Sciplay Corp., Class A*	25,908	536,037

World Wrestling Entertainment, Inc., Class A	58,697	3,302,293

Total Entertainment		5,418,539

Equity Real Estate Investment Trusts (REITs) – 3.7%

Acadia Realty Trust	67,472	1,377,104

Alexander & Baldwin, Inc.	18,378	430,780

Alexander’s, Inc.	2,551	664,842

Alpine Income Property Trust, Inc.	7,651	140,549

American Assets Trust, Inc.	20,290	759,252

Armada Hoffler Properties, Inc.	47,574	636,064

Brandywine Realty Trust	47,622	639,087

CareTrust REIT, Inc.	53,317	1,083,401

Community Healthcare Trust, Inc.	7,235	326,950

Easterly Government Properties, Inc.	21,797	450,326

Empire State Realty Trust, Inc., Class A	38,526	386,416

Farmland Partners, Inc.	25,784	309,150

Four Corners Property Trust, Inc.	37,752	1,014,019

GEO Group, Inc. (The)(a)	216,776	1,619,317

Getty Realty Corp.	26,128	765,812

Gladstone Land Corp.	11,539	262,743

Industrial Logistics Properties Trust	35,992	914,557

LTC Properties, Inc.	24,832	786,926

Monmouth Real Estate Investment Corp.	25,937	483,725

Office Properties Income Trust	12,425	314,725

One Liberty Properties, Inc.	15,617	476,162

Paramount Group, Inc.	54,580	490,674

Piedmont Office Realty Trust, Inc., Class A	40,260	701,732

Retail Opportunity Investments Corp.	99,769	1,737,976

Retail Properties of America, Inc., Class A	60,659	781,288

RPT Realty	87,473	1,116,155

Saul Centers, Inc.	16,356	720,645

Tanger Factory Outlet Centers, Inc.	52,828	861,096

Universal Health Realty Income Trust	4,906	271,155

Urban Edge Properties	52,585	962,831

Urstadt Biddle Properties, Inc., Class A	19,132	362,169

Whitestone REIT	44,090	431,200

Total Equity Real Estate Investment Trusts (REITs)		22,278,828

Food & Staples Retailing – 2.1%

Ingles Markets, Inc., Class A	30,512	2,014,707

Natural Grocers by Vitamin Cottage, Inc.	23,874	267,866

Rite Aid Corp.*(a)	46,067	654,151

SpartanNash Co.	62,903	1,377,576

United Natural Foods, Inc.*	123,179	5,964,327

Village Super Market, Inc., Class A	19,275	417,882

Weis Markets, Inc.	35,179	1,848,657

Total Food & Staples Retailing		12,545,166

Food Products – 1.4%

Alico, Inc.	8,380	286,931

B&G Foods, Inc.	64,849	1,938,337

Cal-Maine Foods, Inc.(a)	13,656	493,801

Calavo Growers, Inc.	5,226	199,842

Hostess Brands, Inc.*(a)	68,433	1,188,681

John B. Sanfilippo & Son, Inc.	10,383	848,499

Seneca Foods Corp., Class A*	21,175	1,021,058

Simply Good Foods Co. (The)*	22,341	770,541

Tootsie Roll Industries, Inc.(a)	27,490	836,521

Utz Brands, Inc.	16,113	276,016

Whole Earth Brands, Inc.*(a)	16,302	188,288

Total Food Products		8,048,515

Gas Utilities – 0.3%

Chesapeake Utilities Corp.	8,886	1,066,764

Northwest Natural Holding Co.	17,249	793,282

Total Gas Utilities		1,860,046

Health Care Equipment & Supplies – 0.8%

Accuray, Inc.*	52,381	206,905

Atrion Corp.	777	541,958

Avanos Medical, Inc.*	10,681	333,247

Co-Diagnostics, Inc.*(a)	41,963	408,300

FONAR Corp.*	12,564	194,239

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

iRadimed Corp.*	6,980	$234,458

Lantheus Holdings, Inc.*	16,482	423,258

LeMaitre Vascular, Inc.	10,017	531,803

Meridian Bioscience, Inc.*(a)	37,168	715,112

Mesa Laboratories, Inc.	1,334	403,348

Surmodics, Inc.*	4,542	252,535

Utah Medical Products, Inc.	3,146	292,075

Zynex, Inc.*(a)	16,472	187,616

Total Health Care Equipment & Supplies		4,724,854

Health Care Providers & Services – 2.5%

Addus HomeCare Corp.*	5,283	421,319

Apollo Medical Holdings, Inc.*(a)	31,914	2,905,770

CorVel Corp.*	6,747	1,256,426

Cross Country Healthcare, Inc.*	21,041	446,911

Five Star Senior Living, Inc.*(a)	58,426	255,906

Fulgent Genetics, Inc.*(a)	14,495	1,303,825

Hanger, Inc.*	19,847	435,840

Joint Corp. (The)*(a)	5,925	580,769

Magellan Health, Inc.*	9,862	932,452

MEDNAX, Inc.*	65,223	1,854,290

ModivCare, Inc.*	8,372	1,520,523

National Research Corp.	11,300	476,521

Owens & Minor, Inc.	35,382	1,107,103

Pennant Group, Inc. (The)*	7,412	208,203

Sharps Compliance Corp.*	15,253	126,142

Tivity Health, Inc.*	33,419	770,642

U.S. Physical Therapy, Inc.	4,042	447,045

Total Health Care Providers & Services		15,049,687

Health Care Technology – 0.3%

Computer Programs & Systems, Inc.*	12,089	428,676

HealthStream, Inc.*	13,875	396,547

Inovalon Holdings, Inc., Class A*	19,933	803,101

NextGen Healthcare, Inc.*	18,921	266,786

Simulations Plus, Inc.(a)	4,511	178,185

Total Health Care Technology		2,073,295

Hotels, Restaurants & Leisure – 0.9%

Bluegreen Vacations Holding Corp.*	1	26

Del Taco Restaurants, Inc.	34,256	299,055

Dine Brands Global, Inc.*	10,173	826,149

El Pollo Loco Holdings, Inc.*	25,139	424,849

Jack in the Box, Inc.	17,678	1,720,600

Monarch Casino & Resort, Inc.*	6,191	414,735

Nathan’s Famous, Inc.	4,516	276,244

RCI Hospitality Holdings, Inc.	5,353	366,734

Red Rock Resorts, Inc., Class A*	17,302	886,208

Total Hotels, Restaurants & Leisure		5,214,600

Household Durables – 3.2%

Beazer Homes USA, Inc.*	61,491	1,060,720

Cavco Industries, Inc.*	4,969	1,176,361

Century Communities, Inc.	53,880	3,310,926

Ethan Allen Interiors, Inc.	14,147	335,284

GoPro, Inc., Class A*(a)	27,277	255,313

Green Brick Partners, Inc.*(a)	62,660	1,285,783

Hamilton Beach Brands Holding Co., Class A	22,422	351,353

Hooker Furnishings Corp.	8,387	226,365

Hovnanian Enterprises, Inc., Class A*	15,169	1,462,140

La-Z-Boy, Inc.	32,067	1,033,519

Legacy Housing Corp.*	36,846	662,123

M/I Homes, Inc.*	65,145	3,765,381

Purple Innovation, Inc.*(a)	22,750	478,205

Skyline Champion Corp.*	27,023	1,623,001

Tupperware Brands Corp.*(a)	51,293	1,083,308

Universal Electronics, Inc.*	8,477	417,492

VOXX International Corp.*	23,546	269,602

Total Household Durables		18,796,876

Household Products – 0.5%

Central Garden and Pet Co., Class A*	51,265	2,204,395

Ocean Bio-Chem, Inc.	14,490	134,902

Oil-Dri Corp. of America	10,397	363,895

Total Household Products		2,703,192

Industrial Conglomerates – 0.1%

Raven Industries, Inc.*	11,935	687,575

Insurance – 1.6%

AMERISAFE, Inc.	17,588	987,742

Crawford & Co., Class A	14,869	133,375

Donegal Group, Inc., Class A	32,904	476,779

eHealth, Inc.*(a)	11,323	458,581

Employers Holdings, Inc.	33,107	1,307,395

HCI Group, Inc.	3,263	361,443

Heritage Insurance Holdings, Inc.	5,499	37,448

Horace Mann Educators Corp.	31,725	1,262,338

Independence Holding Co.	4,007	198,707

Investors Title Co.	1,072	195,747

National Western Life Group, Inc., Class A	4,923	1,036,735

Palomar Holdings, Inc.*	6,117	494,437

Safety Insurance Group, Inc.	16,356	1,296,213

Stewart Information Services Corp.	24,107	1,525,009

Total Insurance		9,771,949

Interactive Media & Services – 0.1%

Angi, Inc., Class A*(a)	21,189	261,472

QuinStreet, Inc.*	10,819	189,982

Total Interactive Media & Services		451,454

Internet & Direct Marketing Retail – 0.8%

1-800-Flowers.com, Inc., Class A*(a)	45,513	1,388,602

Duluth Holdings, Inc., Class B*	28,070	382,594

Lands’ End, Inc.*	15,734	370,378

PetMed Express, Inc.(a)	16,891	453,861

Revolve Group, Inc.*(a)	30,418	1,878,920

Total Internet & Direct Marketing Retail		4,474,355

IT Services – 1.1%

Cass Information Systems, Inc.	9,663	404,397

CSG Systems International, Inc.	27,672	1,333,790

GreenSky, Inc., Class A*	40,763	455,730

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Hackett Group, Inc. (The)	22,975	$450,769

International Money Express, Inc.*	28,764	480,359

Perficient, Inc.*(a)	14,858	1,719,071

Switch, Inc., Class A	34,760	882,556

Verra Mobility Corp.*(a)	38,254	576,488

Total IT Services		6,303,160

Leisure Products – 1.5%

Callaway Golf Co.*(a)	27,261	753,221

Clarus Corp.	9,319	238,846

Escalade, Inc.	19,978	377,784

Johnson Outdoors, Inc., Class A	6,771	716,372

Malibu Boats, Inc., Class A*(a)	16,777	1,174,054

Marine Products Corp.	18,532	231,835

MasterCraft Boat Holdings, Inc.*	16,495	413,695

Nautilus, Inc.*(a)	43,351	403,598

Smith & Wesson Brands, Inc.	67,895	1,409,500

Sturm Ruger & Co., Inc.	15,511	1,144,402

Vista Outdoor, Inc.*(a)	58,575	2,361,158

Total Leisure Products		9,224,465

Machinery – 3.6%

Alamo Group, Inc.	6,179	862,156

Astec Industries, Inc.	5,765	310,215

Blue Bird Corp.*	15,713	327,773

CIRCOR International, Inc.*	6,820	225,128

Columbus McKinnon Corp.	12,850	621,297

Douglas Dynamics, Inc.	8,937	324,413

Energy Recovery, Inc.*(a)	36,756	699,467

Enerpac Tool Group Corp.	14,837	307,571

Federal Signal Corp.	44,784	1,729,558

Gorman-Rupp Co. (The)	13,678	489,809

Graham Corp.	8,991	111,488

Greenbrier Cos., Inc. (The)	28,986	1,246,108

Helios Technologies, Inc.	13,807	1,133,693

Hyster-Yale Materials Handling, Inc.	8,588	431,633

Kadant, Inc.	6,296	1,285,014

L.B. Foster Co., Class A*	17,274	267,574

Lindsay Corp.	5,039	764,870

Meritor, Inc.*	128,390	2,735,991

Miller Industries, Inc.	14,105	480,134

Mueller Industries, Inc.	50,726	2,084,839

Mueller Water Products, Inc., Class A	103,266	1,571,708

Omega Flex, Inc.	2,295	327,474

Shyft Group, Inc. (The)	29,297	1,113,579

Standex International Corp.	8,377	828,569

Tennant Co.	10,939	808,939

Wabash National Corp.	16,209	245,242

Total Machinery		21,334,242

Media – 3.5%

AMC Networks, Inc., Class A*	70,419	3,280,821

Entravision Communications Corp., Class A	69,787	495,488

EW Scripps Co. (The), Class A	63,631	1,149,176

Fluent, Inc.*(a)	38,733	87,924

Gray Television, Inc.	151,025	3,446,390

John Wiley & Sons, Inc., Class A	46,592	2,432,568

Loral Space & Communications, Inc.(a)	11,052	475,347

Meredith Corp.*	84,251	4,692,781

National CineMedia, Inc.(a)	166,978	594,442

Scholastic Corp.	8,276	295,039

Sinclair Broadcast Group, Inc., Class A	65,486	2,074,596

TechTarget, Inc.*(a)	6,072	500,454

WideOpenWest, Inc.*	72,915	1,432,780

Total Media		20,957,806

Metals & Mining – 0.5%

Coeur Mining, Inc.*(a)	68,298	421,399

Kaiser Aluminum Corp.	8,201	893,581

Materion Corp.	7,812	536,216

Schnitzer Steel Industries, Inc., Class A	7,862	344,434

SunCoke Energy, Inc.	48,946	307,381

Warrior Met Coal, Inc.	12,632	293,946

Total Metals & Mining		2,796,957

Multiline Retail – 0.6%

Big Lots, Inc.	78,667	3,411,001

Oil, Gas & Consumable Fuels – 2.4%

Bonanza Creek Energy, Inc.(a)	27,858	1,334,398

Callon Petroleum Co.*(a)	59,834	2,936,653

Clean Energy Fuels Corp.*(a)	85,638	697,950

Falcon Minerals Corp.	57,153	268,619

Matador Resources Co.	51,922	1,975,113

NACCO Industries, Inc., Class A	12,232	365,003

Overseas Shipholding Group, Inc., Class A*	178,693	371,681

PDC Energy, Inc.	86,797	4,113,310

World Fuel Services Corp.	74,800	2,514,776

Total Oil, Gas & Consumable Fuels		14,577,503

Paper & Forest Products – 0.9%

Clearwater Paper Corp.*(a)	29,292	1,122,762

Domtar Corp.*(a)	13,972	762,033

Glatfelter Corp.	36,954	521,051

Neenah, Inc.	12,504	582,812

Schweitzer-Mauduit International, Inc.	33,206	1,150,920

Verso Corp., Class A	70,674	1,466,486

Total Paper & Forest Products		5,606,064

Personal Products – 1.0%

BellRing Brands, Inc., Class A*	16,581	509,866

Edgewell Personal Care Co.	52,459	1,904,262

elf Beauty, Inc.*(a)	13,868	402,866

Inter Parfums, Inc.	9,381	701,417

Lifevantage Corp.*	27,034	183,020

USANA Health Sciences, Inc.*	21,466	1,979,165

Total Personal Products		5,680,596

Pharmaceuticals – 2.3%

Amneal Pharmaceuticals, Inc.*	244,135	1,303,681

Amphastar Pharmaceuticals, Inc.*	16,628	316,098

Antares Pharma, Inc.*(a)	69,615	253,399

BioDelivery Sciences International, Inc.*	63,562	229,459

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Collegium Pharmaceutical, Inc.*(a)	17,971	$354,748

Innoviva, Inc.*(a)	238,377	3,983,280

Phibro Animal Health Corp., Class A	37,130	799,780

Prestige Consumer Healthcare, Inc.*	62,393	3,500,871

SIGA Technologies, Inc.*(a)	80,219	592,818

Supernus Pharmaceuticals, Inc.*(a)	81,470	2,172,805

Total Pharmaceuticals		13,506,939

Professional Services – 1.6%

Barrett Business Services, Inc.	7,504	572,255

BGSF, Inc.	7,569	96,808

CBIZ, Inc.*	41,017	1,326,490

CRA International, Inc.	8,289	823,429

Forrester Research, Inc.*	6,731	331,569

GP Strategies Corp.*	14,715	304,601

Heidrick & Struggles International, Inc.	22,014	982,485

Huron Consulting Group, Inc.*	10,741	558,532

ICF International, Inc.	11,711	1,045,675

Kelly Services, Inc., Class A	21,181	399,897

Kforce, Inc.	20,160	1,202,342

ManTech International Corp., Class A	20,278	1,539,506

Resources Connection, Inc.	34,907	550,832

Total Professional Services		9,734,421

Real Estate Management & Development – 1.2%

Forestar Group, Inc.*(a)	31,426	585,467

FRP Holdings, Inc.*	3,221	180,118

Marcus & Millichap, Inc.*	17,817	723,727

Newmark Group, Inc., Class A	60,788	869,876

RE/MAX Holdings, Inc., Class A	8,982	279,879

Realogy Holdings Corp.*	165,050	2,894,977

RMR Group, Inc. (The), Class A	12,582	420,868

St. Joe Co. (The)	14,079	592,726

Tejon Ranch Co.*	17,328	307,745

Total Real Estate Management & Development		6,855,383

Road & Rail – 1.2%

ArcBest Corp.	16,754	1,369,975

Daseke, Inc.*	31,331	288,558

Heartland Express, Inc.	42,332	678,159

Marten Transport Ltd.	48,466	760,432

Schneider National, Inc., Class B	133,368	3,032,788

Universal Logistics Holdings, Inc.	32,244	647,459

US Xpress Enterprises, Inc., Class A*(a)	18,046	155,737

Total Road & Rail		6,933,108

Semiconductors & Semiconductor Equipment – 0.7%

ACM Research, Inc., Class A*(a)	5,110	562,100

Axcelis Technologies, Inc.*	25,058	1,178,478

Ceva, Inc.*	5,314	226,748

CyberOptics Corp.*	5,869	208,819

NeoPhotonics Corp.*	26,960	234,822

NVE Corp.	5,420	346,717

Photronics, Inc.*	58,934	803,271

Ultra Clean Holdings, Inc.*	17,665	752,529

Total Semiconductors & Semiconductor Equipment		4,313,484

Software – 1.1%

A10 Networks, Inc.*	32,348	436,051

American Software, Inc., Class A	12,156	288,705

Bottomline Technologies DE, Inc.*	10,639	417,900

ChannelAdvisor Corp.*	20,064	506,215

Ebix, Inc.	35,507	956,203

eGain Corp.*	17,169	175,124

InterDigital, Inc.	8,271	560,939

Mitek Systems, Inc.*(a)	16,708	309,098

OneSpan, Inc.*	10,114	189,941

Progress Software Corp.	28,283	1,391,241

QAD, Inc., Class A	5,803	507,124

Rimini Street, Inc.*(a)	45,501	439,085

ShotSpotter, Inc.*(a)	4,219	153,445

Smith Micro Software, Inc.*	33,294	161,143

Total Software		6,492,214

Specialty Retail – 5.4%

America’s Car-Mart, Inc.*(a)	7,328	855,764

Big 5 Sporting Goods Corp.(a)	57,567	1,326,344

Boot Barn Holdings, Inc.*	14,610	1,298,391

Buckle, Inc. (The)	40,909	1,619,587

Camping World Holdings, Inc., Class A	55,478	2,156,430

Citi Trends, Inc.*(a)	4,866	355,023

Container Store Group, Inc. (The)*	34,428	327,754

GrowGeneration Corp.*(a)	14,457	356,654

Haverty Furniture Cos., Inc.	11,199	377,518

Hibbett, Inc.(a)	18,416	1,302,748

Lazydays Holdings, Inc.*(a)	6,512	138,966

Lumber Liquidators Holdings, Inc.*(a)	28,358	529,727

MarineMax, Inc.*(a)	26,157	1,269,138

Monro, Inc.	11,360	653,313

ODP Corp. (The)*	112,476	4,517,036

OneWater Marine, Inc., Class A(a)	11,177	449,427

Rent-A-Center, Inc.	70,713	3,974,778

Sally Beauty Holdings, Inc.*	152,047	2,561,992

Shoe Carnival, Inc.	16,280	527,798

Sleep Number Corp.*	17,206	1,608,417

Sonic Automotive, Inc., Class A	52,479	2,757,247

Sportsman’s Warehouse Holdings, Inc.*	66,210	1,165,296

Tilly’s, Inc., Class A	42,167	590,760

Winmark Corp.	2,596	558,218

Zumiez, Inc.*(a)	24,961	992,449

Total Specialty Retail		32,270,775

Technology Hardware, Storage & Peripherals – 0.6%

Avid Technology, Inc.*	27,304	789,632

Intevac, Inc.*	29,794	142,415

Super Micro Computer, Inc.*	41,072	1,502,003

Turtle Beach Corp.*(a)	31,802	884,732

Total Technology Hardware, Storage & Peripherals		3,318,782

Textiles, Apparel & Luxury Goods – 0.8%

Culp, Inc.	7,923	102,048

G-III Apparel Group Ltd.*	57,820	1,636,306

Lakeland Industries, Inc.*	14,149	297,129

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

Investments	Shares	Value

Levi Strauss & Co., Class A	53,965	$1,322,682

Movado Group, Inc.	6,961	219,202

Rocky Brands, Inc.	11,280	537,041

Superior Group of Cos., Inc.	23,918	557,050

Vera Bradley, Inc.*	35,116	330,442

Total Textiles, Apparel & Luxury Goods		5,001,900

Thrifts & Mortgage Finance – 5.1%

Axos Financial, Inc.*	66,308	3,417,514

Bridgewater Bancshares, Inc.*	11,794	206,513

Capitol Federal Financial, Inc.	48,681	559,345

Columbia Financial, Inc.*	40,850	755,725

Federal Agricultural Mortgage Corp., Class C	11,694	1,269,033

Flagstar Bancorp, Inc.	114,854	5,832,286

FS Bancorp, Inc.	9,654	334,125

Hingham Institution For Savings (The)	1,705	574,073

Home Bancorp, Inc.	145	5,609

HomeStreet, Inc.	19,347	796,129

Kearny Financial Corp.	43,542	541,227

Luther Burbank Corp.	23,512	315,296

Merchants Bancorp	53,656	2,117,802

Meridian Bancorp, Inc.	42,367	879,539

Meta Financial Group, Inc.	28,233	1,481,668

NMI Holdings, Inc., Class A*	85,117	1,924,495

Northfield Bancorp, Inc.	18,893	324,204

Northwest Bancshares, Inc.	61,784	820,491

Ocwen Financial Corp.*	11,444	321,920

PCSB Financial Corp.	90	1,660

Premier Financial Corp.	23,582	750,851

Provident Bancorp, Inc.	8,597	137,724

Provident Financial Services, Inc.	50,402	1,182,935

Southern Missouri Bancorp, Inc.	6,744	302,738

Territorial Bancorp, Inc.	178	4,518

Timberland Bancorp, Inc.	5,154	149,208

TrustCo Bank Corp.	19,515	623,895

Washington Federal, Inc.	88,861	3,048,821

Waterstone Financial, Inc.	37,133	760,855

WSFS Financial Corp.	21,001	1,077,561

Total Thrifts & Mortgage Finance		30,517,760

Tobacco – 0.5%

Turning Point Brands, Inc.	5,117	244,337

Universal Corp.	18,640	900,871

Vector Group Ltd.	132,252	1,686,213

Total Tobacco		2,831,421

Trading Companies & Distributors – 2.8%

BlueLinx Holdings, Inc.*	22,054	1,078,000

Boise Cascade Co.	55,803	3,012,246

CAI International, Inc.	22,661	1,266,976

DXP Enterprises, Inc.*	11,698	345,910

Global Industrial Co.	25,204	954,980

GMS, Inc.*	41,083	1,799,435

H&E Equipment Services, Inc.	24,562	852,547

Herc Holdings, Inc.*	16,713	2,731,907

Lawson Products, Inc.*(a)	5,649	282,506

McGrath RentCorp	19,766	1,422,164

Rush Enterprises, Inc., Class A	32,177	1,453,113

Titan Machinery, Inc.*	17,777	460,602

Transcat, Inc.*	5,512	355,414

Veritiv Corp.*	10,169	910,736

Total Trading Companies & Distributors		16,926,536

Water Utilities – 0.4%

Artesian Resources Corp., Class A	8,860	338,186

Global Water Resources, Inc.	11,279	211,143

Middlesex Water Co.(a)	5,967	613,288

Pure Cycle Corp.*	22,638	301,312

SJW Group	10,058	664,431

York Water Co. (The)	6,163	269,200

Total Water Utilities		2,397,560

Wireless Telecommunication Services – 0.9%

Telephone & Data Systems, Inc.	127,350	2,483,325

United States Cellular Corp.*	95,803	3,055,158

Total Wireless Telecommunication Services		5,538,483
TOTAL COMMON STOCKS (Cost: $494,631,663)		594,715,260

WARRANTS – 0.0%

United States – 0.0%

FTS International, Inc., expiring 11/19/23*(a) (Cost: $0)	14,553	0

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. MidCap Fund(b) (Cost: $483,824)	9,159	476,359

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $5,139,892)	5,139,892	5,139,892

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $500,255,379)		600,331,511

Other Assets less Liabilities – (0.7)%		(4,008,692)

NET ASSETS – 100.0%		$596,322,819

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,112,950 and the total market value of the collateral held by the Fund was $43,535,007. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,395,115.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree U.S. MidCap Fund	$1,167,519	$7,523,494	$8,055,977	$(1,524)	$(157,153)	$476,359	$23,423

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$594,715,260	$—	$—	$594,715,260
Warrants	—	0	—	0
Exchange-Traded Fund	476,359	—	—	476,359
Investment of Cash Collateral for Securities Loaned	—	5,139,892	—	5,139,892
Total Investments in Securities	$595,191,619	$5,139,892	$—	$600,331,511

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 98.6%

Aerospace & Defense – 1.0%

Kaman Corp.	13,630	$486,182

Moog, Inc., Class A	12,303	937,858

National Presto Industries, Inc.	2,688	220,631

Park Aerospace Corp.	20,688	283,012

Total Aerospace & Defense		1,927,683

Air Freight & Logistics – 0.5%

Forward Air Corp.	10,793	896,035

Auto Components – 1.1%

Patrick Industries, Inc.	15,991	1,332,051

Standard Motor Products, Inc.	18,306	800,155

Total Auto Components		2,132,206

Automobiles – 0.4%

Winnebago Industries, Inc.	11,590	839,696

Banks – 16.2%

Arrow Financial Corp.	10,899	374,502

BancFirst Corp.	18,380	1,105,006

BancorpSouth Bank	68,824	2,049,579

Bank7 Corp.	4,844	103,807

BankUnited, Inc.	63,474	2,654,483

Berkshire Hills Bancorp, Inc.	31,593	852,379

Capital City Bank Group, Inc.	8,513	210,612

Cathay General Bancorp	78,790	3,261,118

City Holding Co.	12,292	957,670

Eagle Bancorp, Inc.	16,877	970,427

Enterprise Financial Services Corp.	15,313	693,373

Farmers National Banc Corp.	20,432	320,987

FB Financial Corp.	12,102	518,934

Financial Institutions, Inc.	17,927	549,463

First Interstate BancSystem, Inc., Class A	37,340	1,503,308

First Savings Financial Group, Inc.(a)	1,889	53,119

German American Bancorp, Inc.	14,992	579,141

Great Southern Bancorp, Inc.	9,429	516,803

Heartland Financial USA, Inc.	16,758	805,725

Independent Bank Corp.	42,854	1,992,090

Independent Bank Group, Inc.	20,646	1,466,692

Lakeland Financial Corp.	14,238	1,014,315

Live Oak Bancshares, Inc.	2,520	160,348

Macatawa Bank Corp.	29,117	233,809

Northeast Bank	343	11,566

Old Second Bancorp, Inc.	2,900	37,874

Park National Corp.	15,455	1,884,737

Parke Bancorp, Inc.	8,180	179,387

Plumas Bancorp	2,224	69,678

Preferred Bank	9,654	643,729

QCR Holdings, Inc.	2,300	118,312

RBB Bancorp	10,888	274,486

ServisFirst Bancshares, Inc.	22,419	1,744,198

Stock Yards Bancorp, Inc.	14,162	830,601

TriCo Bancshares	18,432	799,949

Unity Bancorp, Inc.	4,352	101,837

Washington Trust Bancorp, Inc.	18,885	1,000,527

West Bancorp, Inc.	12,809	384,654

Total Banks		31,029,225

Beverages – 0.2%

MGP Ingredients, Inc.(a)	7,389	481,024

Building Products – 1.1%

Apogee Enterprises, Inc.	23,871	901,369

CSW Industrials, Inc.	2,531	323,208

Griffon Corp.	31,933	785,552

Insteel Industries, Inc.	3,456	131,501

Total Building Products		2,141,630

Capital Markets – 3.7%

B. Riley Financial, Inc.	25,454	1,502,804

BGC Partners, Inc., Class A	71,341	371,687

Brightsphere Investment Group, Inc.	3,914	102,273

Federated Hermes, Inc., Class B	83,199	2,703,967

Hamilton Lane, Inc., Class A	14,352	1,217,337

Silvercrest Asset Management Group, Inc., Class A	9,783	152,419

Victory Capital Holdings, Inc., Class A	4,653	162,902

Virtus Investment Partners, Inc.	2,854	885,653

Total Capital Markets		7,099,042

Chemicals – 2.7%

Chase Corp.	2,795	285,509

FutureFuel Corp.	36,857	262,790

H.B. Fuller Co.	27,183	1,754,935

Innospec, Inc.	12,522	1,054,603

Minerals Technologies, Inc.	4,620	322,661

Stepan Co.	9,705	1,096,083

Tredegar Corp.	29,657	361,222

Total Chemicals		5,137,803

Commercial Services & Supplies – 7.0%

ABM Industries, Inc.	42,660	1,920,127

ACCO Brands Corp.	99,869	857,875

Acme United Corp.	1,859	60,864

Brady Corp., Class A	30,880	1,565,616

Deluxe Corp.	63,834	2,291,002

Ennis, Inc.	46,421	875,036

Healthcare Services Group, Inc.	86,348	2,157,836

HNI Corp.	48,681	1,787,566

Kimball International, Inc., Class B	39,046	437,315

Steelcase, Inc., Class A	98,063	1,243,439

VSE Corp.	3,737	180,011

Total Commercial Services & Supplies		13,376,687

Construction & Engineering – 0.8%

Arcosa, Inc.	6,182	310,151

Comfort Systems USA, Inc.	10,914	778,386

Primoris Services Corp.	14,802	362,501

Total Construction & Engineering		1,451,038

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	1,316	158,973

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2021

Investments	Shares	Value

Consumer Finance – 0.9%

FirstCash, Inc.	15,182	$1,328,425

Regional Management Corp.	8,002	465,556

Total Consumer Finance		1,793,981

Containers & Packaging – 2.2%

Greif, Inc., Class A	64,500	4,166,700

Distributors – 0.0%

Educational Development Corp.	8,523	83,099

Diversified Consumer Services – 1.8%

Carriage Services, Inc.	10,092	450,002

Graham Holdings Co., Class B	2,168	1,277,299

Strategic Education, Inc.	25,890	1,825,245

Total Diversified Consumer Services		3,552,546

Electric Utilities – 2.8%

MGE Energy, Inc.	31,651	2,326,349

Otter Tail Corp.	52,797	2,955,048

Total Electric Utilities		5,281,397

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	1,294	40,476

AZZ, Inc.	13,096	696,707

Encore Wire Corp.	1,039	98,529

Preformed Line Products Co.	2,020	131,381

Total Electrical Equipment		967,093

Electronic Equipment, Instruments & Components – 2.4%

Badger Meter, Inc.	9,896	1,000,881

CTS Corp.	6,600	204,006

Methode Electronics, Inc.	18,420	774,561

PC Connection, Inc.	7,782	342,642

Vishay Intertechnology, Inc.	109,764	2,205,159

Total Electronic Equipment, Instruments & Components		4,527,249

Entertainment – 0.6%

World Wrestling Entertainment, Inc., Class A	21,285	1,197,494

Food & Staples Retailing – 0.7%

Ingles Markets, Inc., Class A	9,598	633,756

PriceSmart, Inc.	10,262	795,818

Total Food & Staples Retailing		1,429,574

Food Products – 2.7%

B&G Foods, Inc.(a)	145,976	4,363,223

John B. Sanfilippo & Son, Inc.	3,134	256,110

Tootsie Roll Industries, Inc.(a)	19,796	602,392

Total Food Products		5,221,725

Gas Utilities – 0.8%

Chesapeake Utilities Corp.	12,262	1,472,053

RGC Resources, Inc.	4,614	104,507

Total Gas Utilities		1,576,560

Health Care Equipment & Supplies – 0.4%

Atrion Corp.	864	602,640

Utah Medical Products, Inc.	1,923	178,531

Total Health Care Equipment & Supplies		781,171

Health Care Providers & Services – 0.5%

National HealthCare Corp.	14,004	980,000

Health Care Technology – 0.1%

Simulations Plus, Inc.(a)	3,461	136,710

Hotels, Restaurants & Leisure – 0.1%

RCI Hospitality Holdings, Inc.	2,120	145,241

Household Durables – 0.7%

Hamilton Beach Brands Holding Co., Class A	8,862	138,867

Hooker Furnishings Corp.	9,506	256,567

La-Z-Boy, Inc.	27,829	896,929

Total Household Durables		1,292,363

Household Products – 0.1%

Ocean Bio-Chem, Inc.	1,156	10,762

Oil-Dri Corp. of America	6,054	211,890

Total Household Products		222,652

Insurance – 1.9%

American Equity Investment Life Holding Co.	26,016	769,293

AMERISAFE, Inc.	8,803	494,377

Crawford & Co., Class A	15,350	137,690

Employers Holdings, Inc.	21,458	847,376

Investors Title Co.	532	97,143

Safety Insurance Group, Inc.	16,656	1,319,988

Total Insurance		3,665,867

Internet & Direct Marketing Retail – 1.3%

PetMed Express, Inc.(a)	31,758	853,337

Shutterstock, Inc.	15,262	1,729,490

Total Internet & Direct Marketing Retail		2,582,827

IT Services – 1.1%

Cass Information Systems, Inc.	15,268	638,966

CSG Systems International, Inc.	30,143	1,452,892

Total IT Services		2,091,858

Leisure Products – 1.5%

Escalade, Inc.	16,801	317,707

Johnson Outdoors, Inc., Class A	3,238	342,580

Marine Products Corp.	27,573	344,938

Sturm Ruger & Co., Inc.	26,092	1,925,068

Total Leisure Products		2,930,293

Machinery – 7.4%

Alamo Group, Inc.	1,578	220,178

Albany International Corp., Class A	11,347	872,244

Barnes Group, Inc.	22,639	944,725

Columbus McKinnon Corp.	4,939	238,801

Eastern Co. (The)	2,946	74,121

EnPro Industries, Inc.	10,096	879,564

ESCO Technologies, Inc.	2,792	214,984

Federal Signal Corp.	20,293	783,716

Gorman-Rupp Co. (The)	15,920	570,095

Helios Technologies, Inc.	7,673	630,030

Kadant, Inc.	2,818	575,154

Miller Industries, Inc.	8,002	272,388

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2021

Investments	Shares	Value

Mueller Industries, Inc.	23,593	$969,672

Mueller Water Products, Inc., Class A	101,388	1,543,125

Omega Flex, Inc.	2,326	331,897

Shyft Group, Inc. (The)	4,429	168,346

Standex International Corp.	5,269	521,157

Tennant Co.	8,485	627,466

Trinity Industries, Inc.	116,646	3,169,272

Wabash National Corp.	32,516	491,967

Total Machinery		14,098,902

Marine – 1.0%

Matson, Inc.	23,702	1,912,988

Media – 1.9%

Entravision Communications Corp., Class A	67,890	482,019

John Wiley & Sons, Inc., Class A	62,089	3,241,667

Total Media		3,723,686

Multi-Utilities – 2.2%

Avista Corp.	110,121	4,307,934

Multiline Retail – 1.0%

Big Lots, Inc.	43,900	1,903,504

Oil, Gas & Consumable Fuels – 0.1%

NACCO Industries, Inc., Class A	4,889	145,888

Paper & Forest Products – 1.7%

Neenah, Inc.	24,093	1,122,975

Schweitzer-Mauduit International, Inc.	59,550	2,064,003

Total Paper & Forest Products		3,186,978

Personal Products – 2.5%

Medifast, Inc.	12,093	2,329,595

Nu Skin Enterprises, Inc., Class A	62,129	2,514,361

Total Personal Products		4,843,956

Professional Services – 3.3%

Barrett Business Services, Inc.	4,528	345,305

BGSF, Inc.	10,859	138,887

CRA International, Inc.	5,436	540,012

Heidrick & Struggles International, Inc.	14,474	645,975

ICF International, Inc.	4,742	423,413

Kforce, Inc.	13,980	833,767

Korn Ferry	18,418	1,332,727

ManTech International Corp., Class A	17,962	1,363,675

Resources Connection, Inc.	48,953	772,478

Total Professional Services		6,396,239

Real Estate Management & Development – 0.3%

Newmark Group, Inc., Class A	36,171	517,607

Road & Rail – 1.3%

ArcBest Corp.	6,328	517,440

Heartland Express, Inc.	12,015	192,480

Marten Transport Ltd.	25,817	405,069

Schneider National, Inc., Class B	40,458	920,015

Universal Logistics Holdings, Inc.	18,323	367,926

Total Road & Rail		2,402,930

Software – 2.0%

Ebix, Inc.	10,697	288,071

InterDigital, Inc.	29,710	2,014,932

Progress Software Corp.	31,643	1,556,519

Total Software		3,859,522

Specialty Retail – 6.3%

Buckle, Inc. (The)	76,793	3,040,235

Group 1 Automotive, Inc.	7,547	1,417,931

Haverty Furniture Cos., Inc.	23,565	794,376

Monro, Inc.	25,579	1,471,048

Rent-A-Center, Inc.	77,252	4,342,335

Shoe Carnival, Inc.	11,688	378,925

Sonic Automotive, Inc., Class A	12,154	638,571

Total Specialty Retail		12,083,421

Textiles, Apparel & Luxury Goods – 1.0%

Rocky Brands, Inc.	5,830	277,566

Superior Group of Cos., Inc.	11,916	277,524

Wolverine World Wide, Inc.	45,011	1,343,128

Total Textiles, Apparel & Luxury Goods		1,898,218

Thrifts & Mortgage Finance – 2.9%

Federal Agricultural Mortgage Corp., Class C	9,289	1,008,042

FS Bancorp, Inc.	3,234	111,929

Hingham Institution For Savings (The)	460	154,882

Merchants Bancorp	7,996	315,602

Meta Financial Group, Inc.	4,685	245,869

OP Bancorp	9,149	93,869

Premier Financial Corp.	34,993	1,114,177

Southern Missouri Bancorp, Inc.	4,277	191,994

Timberland Bancorp, Inc.	5,449	157,749

Walker & Dunlop, Inc.	12,795	1,452,232

WSFS Financial Corp.	13,810	708,591

Total Thrifts & Mortgage Finance		5,554,936

Tobacco – 0.1%

Turning Point Brands, Inc.	3,722	177,726

Trading Companies & Distributors – 2.8%

Boise Cascade Co.	14,398	777,204

CAI International, Inc.	18,710	1,046,076

Global Industrial Co.	19,944	755,678

McGrath RentCorp	22,356	1,608,514

Rush Enterprises, Inc., Class A	25,092	1,133,155

Total Trading Companies & Distributors		5,320,627

Water Utilities – 2.6%

California Water Service Group	34,030	2,005,388

Middlesex Water Co.(a)	10,673	1,096,971

SJW Group	22,144	1,462,833

York Water Co. (The)	8,267	361,102

Total Water Utilities		4,926,294

Wireless Telecommunication Services – 0.3%

Shenandoah Telecommunications Co.	15,957	503,922
Total United States		189,062,720

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2021

Investments	Shares	Value

Puerto Rico – 1.2%

Banks – 0.8%

First Bancorp	120,330	$1,582,340

IT Services – 0.4%

EVERTEC, Inc.	14,961	684,017
Total Puerto Rico		2,266,357
TOTAL COMMON STOCKS (Cost: $169,075,365)		191,329,077

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $2,620,915)	2,620,915	2,620,915

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $171,696,280)		193,949,992

Other Assets less Liabilities – (1.2)%		(2,339,178)

NET ASSETS – 100.0%		$191,610,814

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,601,483 and the total market value of the collateral held by the Fund was $4,745,309. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $2,124,394.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$191,329,077	$—	$—	$191,329,077
Investment of Cash Collateral for Securities Loaned	—	2,620,915	—	2,620,915
Total Investments in Securities	$191,329,077	$2,620,915	$—	$193,949,992

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.1%

BWX Technologies, Inc.	3,414	$183,878

General Dynamics Corp.	12,724	2,494,285

Huntington Ingalls Industries, Inc.	1,864	359,864

L3Harris Technologies, Inc.	5,938	1,307,785

Lockheed Martin Corp.	12,048	4,157,765

Northrop Grumman Corp.	4,992	1,797,869

Total Aerospace & Defense		10,301,446

Air Freight & Logistics – 1.0%

C.H. Robinson Worldwide, Inc.	4,894	425,778

Expeditors International of Washington, Inc.	4,898	583,499

FedEx Corp.	3,574	783,742

United Parcel Service, Inc., Class B	38,990	7,100,079

Total Air Freight & Logistics		8,893,098

Auto Components – 0.1%

BorgWarner, Inc.	7,431	321,094

Gentex Corp.	9,167	302,328

LCI Industries	1,623	218,504

Lear Corp.	833	130,348

Total Auto Components		972,274

Automobiles – 0.0%

Thor Industries, Inc.	1,874	230,052

Banks – 7.9%

Associated Banc-Corp.	12,768	273,491

Atlantic Union Bankshares Corp.	4,936	181,892

BancorpSouth Bank	5,856	174,392

Bank of America Corp.	327,710	13,911,290

Bank of Hawaii Corp.	2,572	211,341

Bank OZK	8,316	357,422

BankUnited, Inc.	5,326	222,733

Banner Corp.	2,828	156,134

BOK Financial Corp.	3,728	333,842

Cathay General Bancorp	6,339	262,371

Citigroup, Inc.	110,986	7,788,997

City Holding Co.	4,384	341,557

Columbia Banking System, Inc.	4,707	178,819

Commerce Bancshares, Inc.	3,522	245,413

Community Bank System, Inc.	2,726	186,513

Cullen/Frost Bankers, Inc.	3,598	426,795

CVB Financial Corp.	9,565	194,839

East West Bancorp, Inc.	5,941	460,665

Fifth Third Bancorp	44,258	1,878,310

First Commonwealth Financial Corp.	27,824	379,241

First Financial Bancorp	10,285	240,772

First Financial Bankshares, Inc.	4,365	200,572

First Hawaiian, Inc.	10,728	314,867

First Horizon Corp.	41,693	679,179

First Interstate BancSystem, Inc., Class A	3,338	134,388

First Merchants Corp.	3,499	146,398

First Republic Bank	1,935	373,223

Flushing Financial Corp.	14,639	330,841

Fulton Financial Corp.	12,642	193,170

Glacier Bancorp, Inc.	4,882	270,219

Hilltop Holdings, Inc.	4,475	146,198

Home BancShares, Inc.	9,319	219,276

Hope Bancorp, Inc.	13,649	197,092

Independent Bank Corp.	1,813	138,060

International Bancshares Corp.	4,113	171,265

Investors Bancorp, Inc.	21,431	323,822

JPMorgan Chase & Co.	137,221	22,461,705

M&T Bank Corp.	7,100	1,060,314

Old National Bancorp	10,997	186,399

Pacific Premier Bancorp, Inc.	6,720	278,477

Park National Corp.	1,368	166,828

People’s United Financial, Inc.	38,361	670,167

Prosperity Bancshares, Inc.	4,767	339,077

Regions Financial Corp.	59,162	1,260,742

Sandy Spring Bancorp, Inc.	5,364	245,778

ServisFirst Bancshares, Inc.	3,158	245,692

Signature Bank	1,844	502,084

Simmons First National Corp., Class A	7,192	212,596

Sterling Bancorp	7,203	179,787

Synovus Financial Corp.	10,312	452,594

Truist Financial Corp.	77,934	4,570,829

Trustmark Corp.	4,887	157,459

U.S. Bancorp	86,164	5,121,588

UMB Financial Corp.	1,951	188,681

Umpqua Holdings Corp.	21,784	441,126

United Bankshares, Inc.	10,164	369,766

United Community Banks, Inc.	5,100	167,382

Valley National Bancorp	31,946	425,201

Webster Financial Corp.	6,436	350,505

WesBanco, Inc.	5,628	191,802

Westamerica BanCorp	4,690	263,859

Western Alliance Bancorp	3,479	378,585

Wintrust Financial Corp.	2,330	187,262

Total Banks		73,321,684

Beverages – 2.9%

Brown-Forman Corp., Class A	4,018	251,808

Brown-Forman Corp., Class B	6,302	422,297

Coca-Cola Co. (The)	199,300	10,457,271

Constellation Brands, Inc., Class A	3,811	802,940

Keurig Dr. Pepper, Inc.	40,319	1,377,297

PepsiCo, Inc.	87,729	13,195,319

Total Beverages		26,506,932

Biotechnology – 2.7%

AbbVie, Inc.	128,442	13,855,039

Amgen, Inc.	24,310	5,169,521

Gilead Sciences, Inc.	85,146	5,947,448

Total Biotechnology		24,972,008

Building Products – 0.3%

A.O. Smith Corp.	6,423	392,253

Carlisle Cos., Inc.	1,400	278,306

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

Carrier Global Corp.	9,096	$470,809

Fortune Brands Home & Security, Inc.	2,927	261,732

Lennox International, Inc.	1,089	320,351

Masco Corp.	5,016	278,639

Owens Corning	2,609	223,070

Simpson Manufacturing Co., Inc.	1,454	155,534

UFP Industries, Inc.	2,055	139,699

Total Building Products		2,520,393

Capital Markets – 4.8%

Ameriprise Financial, Inc.	4,075	1,076,289

Ares Management Corp., Class A	11,679	862,261

Artisan Partners Asset Management, Inc., Class A	10,202	499,082

B. Riley Financial, Inc.	3,583	211,540

Bank of New York Mellon Corp. (The)	38,818	2,012,325

BlackRock, Inc.	6,933	5,814,430

Blackstone, Inc.	34,015	3,957,305

CBOE Global Markets, Inc.	3,469	429,670

Charles Schwab Corp. (The)	37,167	2,707,244

CME Group, Inc.	10,294	1,990,654

Cohen & Steers, Inc.	1,987	166,451

Evercore, Inc., Class A	2,743	366,657

FactSet Research Systems, Inc.	628	247,922

Federated Hermes, Inc., Class B	6,799	220,968

Franklin Resources, Inc.	36,182	1,075,329

GCM Grosvenor, Inc., Class A	28,529	328,654

Goldman Sachs Group, Inc. (The)	10,574	3,997,289

Hamilton Lane, Inc., Class A	1,925	163,279

Houlihan Lokey, Inc.	2,810	258,801

Intercontinental Exchange, Inc.	9,649	1,107,898

Jefferies Financial Group, Inc.	11,722	435,238

KKR & Co., Inc.	12,766	777,194

LPL Financial Holdings, Inc.	1,641	257,243

MarketAxess Holdings, Inc.	319	134,200

Moelis & Co., Class A	5,414	334,964

Moody’s Corp.	3,576	1,269,873

Morgan Stanley	58,782	5,720,076

MSCI, Inc.	1,018	619,290

Nasdaq, Inc.	6,004	1,158,892

Northern Trust Corp.	9,775	1,053,843

Raymond James Financial, Inc.	5,621	518,660

S&P Global, Inc.	4,145	1,761,169

SEI Investments Co.	3,438	203,873

Stifel Financial Corp.	2,958	201,026

T. Rowe Price Group, Inc.	11,981	2,356,663

Virtu Financial, Inc., Class A	9,276	226,613

Total Capital Markets		44,522,865

Chemicals – 1.8%

Air Products & Chemicals, Inc.	6,391	1,636,799

Albemarle Corp.	2,014	441,006

Ashland Global Holdings, Inc.	1,894	168,793

Avient Corp.	4,078	189,015

Cabot Corp.	3,843	192,611

Celanese Corp.	3,368	507,356

CF Industries Holdings, Inc.	11,151	622,449

Chemours Co. (The)	10,896	316,638

Corteva, Inc.	13,245	557,350

Dow, Inc.	56,149	3,231,936

DuPont de Nemours, Inc.	18,761	1,275,560

Eastman Chemical Co.	5,645	568,677

Ecolab, Inc.	3,805	793,799

Element Solutions, Inc.	10,135	219,727

FMC Corp.	3,239	296,563

H.B. Fuller Co.	2,221	143,388

Huntsman Corp.	9,901	292,971

International Flavors & Fragrances, Inc.	4,679	625,676

Kronos Worldwide, Inc.	11,152	138,396

Mosaic Co. (The)	6,967	248,861

NewMarket Corp.	590	199,874

Olin Corp.	10,216	492,922

PPG Industries, Inc.	4,768	681,872

RPM International, Inc.	5,583	433,520

Scotts Miracle-Gro Co. (The)	2,005	293,452

Sensient Technologies Corp.	2,574	234,440

Sherwin-Williams Co. (The)	4,269	1,194,167

Valvoline, Inc.	7,851	244,794

Westlake Chemical Corp.	3,025	275,698

Total Chemicals		16,518,310

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	2,859	128,684

Cintas Corp.	2,432	925,765

Healthcare Services Group, Inc.	5,501	137,470

HNI Corp.	3,192	117,210

MSA Safety, Inc.	1,275	185,767

Republic Services, Inc.	13,443	1,613,967

Rollins, Inc.	7,463	263,668

Steelcase, Inc., Class A	7,042	89,293

Tetra Tech, Inc.	1,054	157,404

Waste Management, Inc.	12,308	1,838,323

Total Commercial Services & Supplies		5,457,551

Communications Equipment – 1.4%

Cisco Systems, Inc.	205,997	11,212,417

Juniper Networks, Inc.	20,264	557,665

Motorola Solutions, Inc.	4,469	1,038,238

Ubiquiti, Inc.(a)	730	218,029

Total Communications Equipment		13,026,349

Construction & Engineering – 0.0%

Quanta Services, Inc.	1,441	164,015

Valmont Industries, Inc.	759	178,456

Total Construction & Engineering		342,471

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	913	311,954

Vulcan Materials Co.	2,180	368,769

Total Construction Materials		680,723

Consumer Finance – 0.7%

American Express Co.	16,317	2,733,587

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

Discover Financial Services	10,468	$1,285,994

Navient Corp.	23,474	463,142

OneMain Holdings, Inc.	10,252	567,243

SLM Corp.	12,630	222,288

Synchrony Financial	25,303	1,236,811

Total Consumer Finance		6,509,065

Containers & Packaging – 0.6%

AptarGroup, Inc.	1,960	233,926

Avery Dennison Corp.	3,291	681,928

Ball Corp.	4,762	428,437

Graphic Packaging Holding Co.	10,102	192,342

Greif, Inc., Class A	2,182	140,957

Greif, Inc., Class B	2,525	163,620

International Paper Co.	24,301	1,358,912

Packaging Corp. of America	5,272	724,584

Sealed Air Corp.	5,949	325,946

Silgan Holdings, Inc.	4,610	176,840

Sonoco Products Co.	7,123	424,388

WestRock Co.	7,971	397,195

Total Containers & Packaging		5,249,075

Distributors – 0.1%

Genuine Parts Co.	7,568	917,468

Pool Corp.	748	324,939

Total Distributors		1,242,407

Diversified Consumer Services – 0.1%

H&R Block, Inc.	21,159	528,975

Service Corp. International	7,468	450,022

Strategic Education, Inc.	1,398	98,559

Total Diversified Consumer Services		1,077,556

Diversified Financial Services – 0.0%

Voya Financial, Inc.	2,666	163,666

Diversified Telecommunication Services – 4.6%

AT&T, Inc.	726,464	19,621,792

Cogent Communications Holdings, Inc.	4,345	307,800

Lumen Technologies, Inc.(a)	165,507	2,050,632

Verizon Communications, Inc.	385,919	20,843,485

Total Diversified Telecommunication Services		42,823,709

Electric Utilities – 3.7%

ALLETE, Inc.	3,993	237,663

Alliant Energy Corp.	17,146	959,833

American Electric Power Co., Inc.	25,691	2,085,595

Avangrid, Inc.	18,749	911,201

Duke Energy Corp.	46,152	4,503,974

Edison International	24,285	1,347,089

Entergy Corp.	11,347	1,126,871

Evergy, Inc.	13,995	870,489

Eversource Energy	12,701	1,038,434

Exelon Corp.	52,654	2,545,294

FirstEnergy Corp.	43,732	1,557,734

Hawaiian Electric Industries, Inc.	7,078	288,995

IDACORP, Inc.	5,597	578,618

NextEra Energy, Inc.	83,505	6,556,813

NRG Energy, Inc.	14,270	582,644

OGE Energy Corp.	16,248	535,534

Otter Tail Corp.	3,153	176,473

Pinnacle West Capital Corp.	7,432	537,780

Portland General Electric Co.	6,337	297,776

PPL Corp.	67,997	1,895,756

Southern Co. (The)	65,832	4,079,609

Xcel Energy, Inc.	29,857	1,866,062

Total Electric Utilities		34,580,237

Electrical Equipment – 0.5%

AMETEK, Inc.	2,466	305,809

Emerson Electric Co.	23,010	2,167,542

Hubbell, Inc.	3,254	587,900

Regal Beloit Corp.	960	144,326

Rockwell Automation, Inc.	4,692	1,379,636

Total Electrical Equipment		4,585,213

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	12,465	912,812

Avnet, Inc.	5,159	190,728

CDW Corp.	2,915	530,588

Corning, Inc.	27,952	1,019,969

National Instruments Corp.	6,302	247,228

Vishay Intertechnology, Inc.	5,879	118,109

Total Electronic Equipment, Instruments & Components		3,019,434

Energy Equipment & Services – 0.1%

Archrock, Inc.	19,495	160,834

Baker Hughes Co.	28,239	698,350

Halliburton Co.	9,782	211,487

Total Energy Equipment & Services		1,070,671

Entertainment – 0.1%

Activision Blizzard, Inc.	9,109	704,946

Electronic Arts, Inc.	3,701	526,467

Total Entertainment		1,231,413

Equity Real Estate Investment Trusts (REITs) – 5.2%

Agree Realty Corp.	3,071	203,392

Alexander’s, Inc.	549	143,080

Alexandria Real Estate Equities, Inc.	5,667	1,082,794

American Campus Communities, Inc.	8,311	402,668

American Homes 4 Rent, Class A	5,413	206,344

American Tower Corp.	10,703	2,840,683

Americold Realty Trust	8,002	232,458

AvalonBay Communities, Inc.	5,915	1,311,001

Boston Properties, Inc.	6,536	708,176

Brandywine Realty Trust	17,202	230,851

Brixmor Property Group, Inc.	22,002	486,464

Camden Property Trust	4,395	648,131

CareTrust REIT, Inc.	7,555	153,518

Columbia Property Trust, Inc.	11,044	210,057

CoreSite Realty Corp.	3,465	480,041

Corporate Office Properties Trust	7,510	202,620

Cousins Properties, Inc.	7,834	292,130

Crown Castle International Corp.	16,869	2,923,735

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

CubeSmart	16,008	$775,588

CyrusOne, Inc.	4,998	386,895

Digital Realty Trust, Inc.	10,871	1,570,316

Douglas Emmett, Inc.	8,949	282,878

Duke Realty Corp.	13,122	628,150

Easterly Government Properties, Inc.	6,634	137,058

EastGroup Properties, Inc.	2,027	337,759

Equinix, Inc.	1,547	1,222,331

Equity LifeStyle Properties, Inc.	5,712	446,107

Equity Residential	16,245	1,314,545

Essential Properties Realty Trust, Inc.	7,431	207,474

Essex Property Trust, Inc.	2,294	733,484

Extra Space Storage, Inc.	6,781	1,139,140

First Industrial Realty Trust, Inc.	6,684	348,103

Four Corners Property Trust, Inc.	7,317	196,535

Gaming and Leisure Properties, Inc.	25,080	1,161,706

Getty Realty Corp.	11,657	341,667

Healthcare Realty Trust, Inc.	11,369	338,569

Healthcare Trust of America, Inc., Class A	14,888	441,578

Healthpeak Properties, Inc.	28,853	965,998

Highwoods Properties, Inc.	7,334	321,669

Hudson Pacific Properties, Inc.	8,764	230,230

Independence Realty Trust, Inc.	7,291	148,372

Industrial Logistics Properties Trust	11,592	294,553

Innovative Industrial Properties, Inc.	1,074	248,277

Invitation Homes, Inc.	11,149	427,341

Iron Mountain, Inc.	30,269	1,315,188

JBG SMITH Properties	5,844	173,041

Kilroy Realty Corp.	5,254	347,867

Kimco Realty Corp.	35,410	734,757

Kite Realty Group Trust	4,894	99,642

Lamar Advertising Co., Class A	3,173	359,977

Lexington Realty Trust	24,622	313,930

Life Storage, Inc.	3,961	454,485

LTC Properties, Inc.	3,916	124,098

Medical Properties Trust, Inc.	35,955	721,617

Mid-America Apartment Communities, Inc.	4,557	851,020

National Health Investors, Inc.	4,213	225,395

National Retail Properties, Inc.	12,349	533,353

National Storage Affiliates Trust	6,452	340,601

Office Properties Income Trust	7,170	181,616

Paramount Group, Inc.	15,922	143,139

Physicians Realty Trust	15,455	272,317

Piedmont Office Realty Trust, Inc., Class A	10,488	182,806

PotlatchDeltic Corp.	5,091	262,594

Prologis, Inc.	20,769	2,605,056

PS Business Parks, Inc.	1,337	209,561

Public Storage	11,188	3,323,955

Rayonier, Inc.	7,462	266,244

Realty Income Corp.	18,599	1,206,331

Rexford Industrial Realty, Inc.	4,970	282,047

Sabra Health Care REIT, Inc.	19,208	282,742

SBA Communications Corp.	607	200,656

SITE Centers Corp.	8,591	132,645

SL Green Realty Corp.	5,711	404,567

Spirit Realty Capital, Inc.	9,382	431,947

STAG Industrial, Inc.	10,481	411,379

STORE Capital Corp.	15,530	497,426

Sun Communities, Inc.	2,214	409,811

Terreno Realty Corp.	3,280	207,394

UDR, Inc.	13,936	738,329

Uniti Group, Inc.	19,197	237,467

VICI Properties, Inc.	35,477	1,007,902

Washington Real Estate Investment Trust	6,950	172,013

Weyerhaeuser Co.	17,558	624,538

Total Equity Real Estate Investment Trusts (REITs)		48,693,919

Food & Staples Retailing – 2.1%

Albertsons Cos., Inc., Class A(a)	21,893	681,529

Casey’s General Stores, Inc.	821	154,717

Costco Wholesale Corp.	7,807	3,508,076

Kroger Co. (The)	41,810	1,690,378

Walmart, Inc.	94,045	13,107,992

Weis Markets, Inc.	4,027	211,619

Total Food & Staples Retailing		19,354,311

Food Products – 2.2%

Archer-Daniels-Midland Co.	24,933	1,496,229

B&G Foods, Inc.	11,078	331,121

Campbell Soup Co.	20,803	869,773

Conagra Brands, Inc.	23,961	811,559

Flowers Foods, Inc.	18,926	447,221

General Mills, Inc.	47,629	2,849,167

Hershey Co. (The)	7,427	1,257,020

Hormel Foods Corp.	17,749	727,709

Ingredion, Inc.	3,750	333,788

J.M. Smucker Co. (The)	8,295	995,649

Kellogg Co.	29,143	1,862,821

Kraft Heinz Co. (The)	86,377	3,180,401

Lamb Weston Holdings, Inc.	3,160	193,929

Lancaster Colony Corp.	951	160,538

McCormick & Co., Inc., Non-Voting Shares	8,666	702,206

Mondelez International, Inc., Class A	45,432	2,643,234

Sanderson Farms, Inc.	704	132,493

Tootsie Roll Industries, Inc.	2,492	75,832

Tyson Foods, Inc., Class A	11,369	897,469

Total Food Products		19,968,159

Gas Utilities – 0.3%

Atmos Energy Corp.	5,310	468,342

National Fuel Gas Co.	6,800	357,136

New Jersey Resources Corp.	7,011	244,053

Northwest Natural Holding Co.	2,723	125,231

ONE Gas, Inc.	2,719	172,303

South Jersey Industries, Inc.	9,946	211,452

Southwest Gas Holdings, Inc.	3,581	239,497

Spire, Inc.	3,791	231,934

UGI Corp.	12,907	550,096

Total Gas Utilities		2,600,044

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	35,438	$4,186,291

Baxter International, Inc.	10,255	824,810

Becton, Dickinson and Co.	5,730	1,408,549

Danaher Corp.	3,560	1,083,806

Dentsply Sirona, Inc.	3,193	185,354

Hill-Rom Holdings, Inc.	1,335	200,250

ResMed, Inc.	2,619	690,237

Stryker Corp.	5,580	1,471,558

Teleflex, Inc.	353	132,922

West Pharmaceutical Services, Inc.	585	248,356

Zimmer Biomet Holdings, Inc.	2,334	341,604

Total Health Care Equipment & Supplies		10,773,737

Health Care Providers & Services – 2.4%

AmerisourceBergen Corp.	5,829	696,274

Anthem, Inc.	4,520	1,685,056

Cardinal Health, Inc.	16,040	793,339

CVS Health Corp.	52,598	4,463,466

Encompass Health Corp.	2,556	191,802

Humana, Inc.	1,324	515,235

McKesson Corp.	2,498	498,051

Patterson Cos., Inc.	5,860	176,620

Premier, Inc., Class A	5,004	193,955

Quest Diagnostics, Inc.	5,860	851,517

UnitedHealth Group, Inc.	31,368	12,256,732

Total Health Care Providers & Services		22,322,047

Health Care Technology – 0.1%

Cerner Corp.	7,322	516,347

Hotels, Restaurants & Leisure – 1.3%

Domino’s Pizza, Inc.	829	395,400

McDonald’s Corp.	27,570	6,647,402

Starbucks Corp.	30,933	3,412,219

Travel + Leisure Co.	4,347	237,042

Wendy’s Co. (The)	6,154	133,419

Wyndham Hotels & Resorts, Inc.	1,484	114,550

Yum! Brands, Inc.	12,645	1,546,610

Total Hotels, Restaurants & Leisure		12,486,642

Household Durables – 0.4%

D.R. Horton, Inc.	6,824	573,011

Ethan Allen Interiors, Inc.	4,210	99,777

Leggett & Platt, Inc.	8,543	383,068

Lennar Corp., Class A	6,319	591,964

MDC Holdings, Inc.	4,482	209,399

Newell Brands, Inc.	30,122	666,901

PulteGroup, Inc.	5,619	258,025

Whirlpool Corp.	2,786	567,954

Total Household Durables		3,350,099

Household Products – 2.8%

Church & Dwight Co., Inc.	4,624	381,804

Clorox Co. (The)	6,474	1,072,159

Colgate-Palmolive Co.	39,295	2,969,916

Energizer Holdings, Inc.	2,757	107,661

Kimberly-Clark Corp.	23,628	3,129,292

Procter & Gamble Co. (The)	128,882	18,017,703

Reynolds Consumer Products, Inc.	10,403	284,418

Spectrum Brands Holdings, Inc.	2,231	213,440

WD-40 Co.	479	110,879

Total Household Products		26,287,272

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp. (The)	29,233	667,389

Clearway Energy, Inc., Class A	4,958	139,816

Clearway Energy, Inc., Class C	8,928	270,251

Vistra Corp.	23,284	398,156

Total Independent Power & Renewable Electricity Producers		1,475,612

Industrial Conglomerates – 1.4%

3M Co.	44,240	7,760,581

General Electric Co.	5,154	531,017

Honeywell International, Inc.	18,266	3,877,506

Roper Technologies, Inc.	952	424,716

Total Industrial Conglomerates		12,593,820

Insurance – 2.3%

Aflac, Inc.	31,968	1,666,492

Allstate Corp. (The)	13,378	1,703,153

American Equity Investment Life Holding Co.	1,654	48,909

American Financial Group, Inc.	3,413	429,458

American National Group, Inc.	2,019	381,651

Arthur J. Gallagher & Co.	7,080	1,052,442

Assurant, Inc.	2,096	330,644

Brown & Brown, Inc.	6,175	342,404

Cincinnati Financial Corp.	7,703	879,837

CNA Financial Corp.	17,952	753,266

CNO Financial Group, Inc.	8,304	195,476

Erie Indemnity Co., Class A	2,005	357,732

Fidelity National Financial, Inc.	18,748	850,034

First American Financial Corp.	7,252	486,247

Globe Life, Inc.	1,693	150,728

Hanover Insurance Group, Inc. (The)	2,259	292,812

Hartford Financial Services Group, Inc. (The)	13,558	952,449

Horace Mann Educators Corp.	2,792	111,094

Kemper Corp.	2,814	187,947

Marsh & McLennan Cos., Inc.	18,728	2,835,981

Mercury General Corp.	7,934	441,686

MetLife, Inc.	52,611	3,247,677

Old Republic International Corp.	23,025	532,568

Primerica, Inc.	1,322	203,099

Progressive Corp. (The)	4,859	439,205

Reinsurance Group of America, Inc.	2,730	303,740

RLI Corp.	1,386	138,974

Safety Insurance Group, Inc.	2,137	169,357

Selective Insurance Group, Inc.	2,004	151,362

Stewart Information Services Corp.	2,412	152,583

Travelers Cos., Inc. (The)	9,038	1,373,866

Unum Group	16,667	417,675

W.R. Berkley Corp.	1,360	99,525

Total Insurance		21,680,073

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	20,929	$1,458,123

IT Services – 2.6%

Automatic Data Processing, Inc.	13,883	2,775,489

Broadridge Financial Solutions, Inc.	4,386	730,883

Cognizant Technology Solutions Corp., Class A	9,444	700,839

Fidelity National Information Services, Inc.	8,155	992,301

Global Payments, Inc.	1,994	314,215

International Business Machines Corp.	69,396	9,641,186

Jack Henry & Associates, Inc.	1,503	246,582

MasterCard, Inc., Class A	6,790	2,360,747

MAXIMUS, Inc.	2,041	169,811

Paychex, Inc.	14,917	1,677,417

TTEC Holdings, Inc.	1,740	162,742

Visa, Inc., Class A	15,039	3,349,937

Western Union Co. (The)	27,563	557,324

Total IT Services		23,679,473

Leisure Products – 0.1%

Brunswick Corp.	3,099	295,242

Hasbro, Inc.	6,757	602,859

Polaris, Inc.	2,889	345,698

Sturm Ruger & Co., Inc.	2,109	155,602

Total Leisure Products		1,399,401

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	4,962	781,664

Bio-Techne Corp.	497	240,831

PerkinElmer, Inc.	769	133,260

Thermo Fisher Scientific, Inc.	1,497	855,281

Total Life Sciences Tools & Services		2,011,036

Machinery – 2.0%

AGCO Corp.	1,681	205,973

Allison Transmission Holdings, Inc.	3,679	129,942

Caterpillar, Inc.	18,509	3,553,173

Crane Co.	2,615	247,928

Cummins, Inc.	5,114	1,148,400

Deere & Co.	5,397	1,808,373

Donaldson Co., Inc.	5,155	295,949

Dover Corp.	5,650	878,575

Flowserve Corp.	5,525	191,552

Fortive Corp.	2,685	189,480

Graco, Inc.	4,538	317,524

Hillenbrand, Inc.	3,466	147,825

IDEX Corp.	1,395	288,695

Illinois Tool Works, Inc.	15,510	3,204,831

ITT, Inc.	2,269	194,771

Kennametal, Inc.	3,762	128,773

Lincoln Electric Holdings, Inc.	2,651	341,422

Mueller Industries, Inc.	2,760	113,436

Nordson Corp.	898	213,859

Oshkosh Corp.	2,090	213,953

Otis Worldwide Corp.	12,541	1,031,873

PACCAR, Inc.	8,251	651,169

Parker-Hannifin Corp.	2,209	617,681

Rexnord Corp.	3,357	215,821

Snap-on, Inc.	2,461	514,226

Stanley Black & Decker, Inc.	4,068	713,161

Timken Co. (The)	3,187	208,494

Toro Co. (The)	3,138	305,673

Trinity Industries, Inc.	7,030	191,005

Watts Water Technologies, Inc., Class A	832	139,851

Westinghouse Air Brake Technologies Corp.	2,345	202,162

Xylem, Inc.	3,301	408,268

Total Machinery		19,013,818

Marine – 0.0%

Matson, Inc.	2,267	182,970

Media – 1.3%

Cable One, Inc.	60	108,788

Comcast Corp., Class A	122,229	6,836,268

Fox Corp., Class A	9,449	378,999

Fox Corp., Class B	7,648	283,894

Interpublic Group of Cos., Inc. (The)	27,213	997,901

John Wiley & Sons, Inc., Class A	3,346	174,695

New York Times Co. (The), Class A	2,765	136,232

News Corp., Class A	8,697	204,640

Nexstar Media Group, Inc., Class A	1,744	265,018

Omnicom Group, Inc.	13,744	995,890

Sirius XM Holdings, Inc.(a)	63,464	387,130

TEGNA, Inc.	9,122	179,886

ViacomCBS, Inc., Class B	23,551	930,500

Total Media		11,879,841

Metals & Mining – 0.5%

Commercial Metals Co.	8,350	254,341

Compass Minerals International, Inc.	4,053	261,013

Newmont Corp.	30,960	1,681,128

Nucor Corp.	13,759	1,355,124

Reliance Steel & Aluminum Co.	3,333	474,686

Royal Gold, Inc.	1,430	136,551

Steel Dynamics, Inc.	9,357	547,197

Worthington Industries, Inc.	3,074	162,000

Total Metals & Mining		4,872,040

Multi-Utilities – 1.6%

Ameren Corp.	10,494	850,014

Avista Corp.	5,534	216,490

Black Hills Corp.	4,344	272,629

CenterPoint Energy, Inc.	23,868	587,153

CMS Energy Corp.	18,312	1,093,776

Consolidated Edison, Inc.	21,382	1,552,119

Dominion Energy, Inc.	40,572	2,962,568

DTE Energy Co.	10,468	1,169,380

MDU Resources Group, Inc.	17,335	514,330

NiSource, Inc.	22,788	552,153

NorthWestern Corp.	3,961	226,965

Public Service Enterprise Group, Inc.	26,105	1,589,795

Sempra Energy	13,538	1,712,557

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

WEC Energy Group, Inc.	18,531	$1,634,434

Total Multi-Utilities		14,934,363

Multiline Retail – 0.6%

Big Lots, Inc.	3,214	139,359

Dollar General Corp.	4,051	859,379

Target Corp.	18,165	4,155,607

Total Multiline Retail		5,154,345

Oil, Gas & Consumable Fuels – 0.7%

Antero Midstream Corp.	117,135	1,220,547

APA Corp.	2,387	51,153

Cabot Oil & Gas Corp.	17,165	373,510

Cimarex Energy Co.	4,653	405,741

Diamondback Energy, Inc.	8,649	818,801

EOG Resources, Inc.	23,881	1,916,928

Marathon Oil Corp.	26,046	356,049

Pioneer Natural Resources Co.	5,815	968,256

SM Energy Co.	6,255	165,007

Targa Resources Corp.	6,862	337,679

Total Oil, Gas & Consumable Fuels		6,613,671

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	4,902	300,836

Schweitzer-Mauduit International, Inc.	3,398	117,774

Total Paper & Forest Products		418,610

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The), Class A	3,093	927,684

Medifast, Inc.	789	151,993

Nu Skin Enterprises, Inc., Class A	3,020	122,219

Total Personal Products		1,201,896

Pharmaceuticals – 7.1%

Bristol-Myers Squibb Co.	101,530	6,007,530

Eli Lilly & Co.	29,004	6,701,374

Johnson & Johnson	158,998	25,678,177

Merck & Co., Inc.	178,961	13,441,761

Pfizer, Inc.	304,581	13,100,029

Zoetis, Inc.	3,883	753,845

Total Pharmaceuticals		65,682,716

Professional Services – 0.4%

Booz Allen Hamilton Holding Corp.	4,882	387,387

Equifax, Inc.	1,789	453,368

Exponent, Inc.	1,507	170,517

Insperity, Inc.	2,066	228,789

Jacobs Engineering Group, Inc.	1,738	230,337

KBR, Inc.	4,400	173,360

Leidos Holdings, Inc.	3,212	308,770

ManpowerGroup, Inc.	2,715	293,980

Robert Half International, Inc.	4,251	426,503

Science Applications International Corp.	1,752	149,901

TransUnion	1,321	148,361

Verisk Analytics, Inc.	2,258	452,210

Total Professional Services		3,423,483

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	11,329	237,003

Road & Rail – 0.9%

CSX Corp.	40,857	1,215,087

JB Hunt Transport Services, Inc.	1,536	256,850

Kansas City Southern	1,481	400,818

Knight-Swift Transportation Holdings, Inc.	2,966	151,711

Landstar System, Inc.	828	130,675

Norfolk Southern Corp.	6,233	1,491,245

Old Dominion Freight Line, Inc.	966	276,257

Ryder System, Inc.	5,116	423,144

Union Pacific Corp.	18,912	3,706,941

Werner Enterprises, Inc.	2,445	108,240

Total Road & Rail		8,160,968

Semiconductors & Semiconductor Equipment – 4.6%

Analog Devices, Inc.	9,788	1,639,294

Applied Materials, Inc.	14,042	1,807,627

Broadcom, Inc.	19,239	9,329,568

Entegris, Inc.	1,438	181,044

Intel Corp.	160,088	8,529,489

KLA Corp.	4,893	1,636,757

Lam Research Corp.	2,303	1,310,752

Microchip Technology, Inc.	4,311	661,695

MKS Instruments, Inc.	915	138,083

Monolithic Power Systems, Inc.	551	267,059

NVIDIA Corp.	4,932	1,021,713

QUALCOMM, Inc.	44,647	5,758,570

Skyworks Solutions, Inc.	3,506	577,719

Teradyne, Inc.	1,633	178,275

Texas Instruments, Inc.	52,078	10,009,912

Total Semiconductors & Semiconductor Equipment		43,047,557

Software – 6.9%

CDK Global, Inc.	3,014	128,246

Citrix Systems, Inc.	2,309	247,917

Dolby Laboratories, Inc., Class A	1,848	162,624

InterDigital, Inc.	1,718	116,515

Intuit, Inc.	2,581	1,392,475

Microsoft Corp.	181,236	51,094,053

NortonLifeLock, Inc.	25,353	641,431

Oracle Corp.	109,932	9,578,375

SS&C Technologies Holdings, Inc.	3,533	245,190

Total Software		63,606,826

Specialty Retail – 3.2%

Advance Auto Parts, Inc.	934	195,103

Best Buy Co., Inc.	12,964	1,370,424

Buckle, Inc. (The)	4,163	164,813

Dick’s Sporting Goods, Inc.	4,082	488,901

Foot Locker, Inc.	3,173	144,879

Home Depot, Inc. (The)	55,795	18,315,267

Lowe’s Cos., Inc.	25,921	5,258,334

Penske Automotive Group, Inc.	4,347	437,308

Rent-A-Center, Inc.	5,327	299,431

TJX Cos., Inc. (The)	27,660	1,825,007

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2021

Investments	Shares	Value

Tractor Supply Co.	3,410	$690,900

Williams-Sonoma, Inc.	3,814	676,337

Total Specialty Retail		29,866,704

Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	256,615	36,311,022

HP, Inc.	70,375	1,925,460

NetApp, Inc.	11,342	1,018,058

Xerox Holdings Corp.	14,952	301,582

Total Technology Hardware, Storage & Peripherals		39,556,122

Textiles, Apparel & Luxury Goods – 0.4%

Hanesbrands, Inc.	25,503	437,631

Kontoor Brands, Inc.	5,410	270,230

NIKE, Inc., Class B	14,444	2,097,702

VF Corp.	13,440	900,346

Total Textiles, Apparel & Luxury Goods		3,705,909

Thrifts & Mortgage Finance – 0.3%

Capitol Federal Financial, Inc.	12,106	139,098

MGIC Investment Corp.	13,482	201,691

New York Community Bancorp, Inc.	50,871	654,710

Northwest Bancshares, Inc.	15,027	199,558

PennyMac Financial Services, Inc.	2,391	146,162

Provident Financial Services, Inc.	8,685	203,837

Radian Group, Inc.	9,489	215,590

TFS Financial Corp.	29,663	565,377

TrustCo Bank Corp.	2,540	81,204

Walker & Dunlop, Inc.	1,783	202,370

Washington Federal, Inc.	5,628	193,097

Total Thrifts & Mortgage Finance		2,802,694

Tobacco – 3.8%

Altria Group, Inc.	341,124	15,527,964

Philip Morris International, Inc.	199,921	18,950,512

Universal Corp.	3,188	154,076

Vector Group Ltd.	26,238	334,535

Total Tobacco		34,967,087

Trading Companies & Distributors – 0.4%

Air Lease Corp.	3,693	145,283

Applied Industrial Technologies, Inc.	1,979	178,367

Boise Cascade Co.	1,691	91,280

Fastenal Co.	25,793	1,331,177

GATX Corp.	1,652	147,953

MSC Industrial Direct Co., Inc., Class A	2,946	236,240

Rush Enterprises, Inc., Class A	1,905	86,030

W.W. Grainger, Inc.	1,932	759,392

Watsco, Inc.	2,559	677,162

Total Trading Companies & Distributors		3,652,884

Water Utilities – 0.2%

American States Water Co.	2,047	175,059

American Water Works Co., Inc.	5,671	958,626

California Water Service Group	2,738	161,350

Essential Utilities, Inc.	8,783	404,721

Total Water Utilities		1,699,756

Wireless Telecommunication Services – 0.0%

Telephone & Data Systems, Inc.	8,019	156,371
Total United States		925,306,351

Puerto Rico – 0.0%

Banks – 0.0%

Popular, Inc.	4,735	367,767

IT Services – 0.0%

EVERTEC, Inc.	1,865	85,268
Total Puerto Rico		453,035
TOTAL COMMON STOCKS (Cost: $646,585,666)		925,759,386

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $630,496)	630,496	630,496

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $647,216,162)		926,389,882

Other Assets less Liabilities – 0.1%		1,153,631

NET ASSETS – 100.0%		$927,543,513
(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,003,559 and the total market value of the collateral held by the Fund was $3,201,311. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,570,815.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$925,759,386	$—	$—	$925,759,386
Investment of Cash Collateral for Securities Loaned	—	630,496	—	630,496
Total Investments in Securities	$925,759,386	$630,496	$—	$926,389,882

See Notes to Financial Statements.

WisdomTree Trust	99

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2021

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
ASSETS:

Investments, at cost	$460,424,360	$72,069,710	$14,827,811	$710,961,751	$2,112,706,375

Investment in affiliates, at cost (Note 3)	82,249	—	—	87,066	1,908,477
Investments in securities, at value[1,2] (Note 2)	531,351,327	93,281,751	14,296,446	787,029,989	3,005,745,108

Investment in affiliates, at value (Note 3)	84,181	—	—	86,304	1,949,759

Cash	367,249	33,430	10,764	465,243	1,351,539

Receivables:

Investment securities sold	—	1,382	—	—	—

Dividends	1,806,973	71,399	1,980	2,621,592	4,602,437

Securities lending income	3,004	1,585	—	3,236	1,162
Total Assets	533,612,734	93,389,547	14,309,190	790,206,364	3,013,650,005
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	79,925	—	—	1,203,171	1,209,675

Advisory fees (Note 3)	171,919	22,455	6,853	253,563	714,231

Service fees (Note 2)	1,993	353	55	2,939	11,227
Total Liabilities	253,837	22,808	6,908	1,459,673	1,935,133
NET ASSETS	$533,358,897	$93,366,739	$14,302,282	$788,746,691	$3,011,714,872
NET ASSETS:

Paid-in capital	$550,394,353	$72,664,734	$14,828,213	$810,464,478	$2,252,495,088

Total distributable earnings (loss)	(17,035,456)	20,702,005	(525,931)	(21,717,787)	759,219,784
NET ASSETS	$533,358,897	$93,366,739	$14,302,282	$788,746,691	$3,011,714,872
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,675,000	2,000,000	560,000	10,250,000	25,250,000
Net asset value per share	$93.98	$46.68	$25.54	$76.95	$119.28
[1] Includes market value of securities out on loan of:	$15,583,402	$94,501	—	$9,810,722	$9,109,312
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

100	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2021

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$453,250,855	$2,404,953,295	$599,459,876	$134,677,073	$4,899,896,487

Investment in affiliates, at cost (Note 3)	80,264	6,045,132	802,808	—	—
Investments in securities, at value[1,2] (Note 2)	590,147,264	2,915,305,735	741,789,909	142,945,203	6,164,829,385

Investment in affiliates, at value (Note 3)	108,619	6,499,158	859,341	—	—

Cash	137,552	1,594,812	199,882	78,910	2,068,222

Receivables:

Investment securities sold	—	—	—	652,583	—

Capital shares sold	2,330,900	—	—	—	2,987,426

Dividends	469,899	6,124,164	937,339	204,237	9,026,167

Securities lending income	3,048	15,603	6,468	420	1,184
Total Assets	593,197,282	2,929,539,472	743,792,939	143,881,353	6,178,912,384
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	107,779	31,000,705	5,148,633	315,360	216,036

Investment securities purchased	2,331,899	—	—	672,624	2,986,896

Advisory fees (Note 3)	40,013	919,441	232,641	33,922	1,469,494

Service fees (Note 2)	2,201	10,668	2,696	533	23,092
Total Liabilities	2,481,892	31,930,814	5,383,970	1,022,439	4,695,518
NET ASSETS	$590,715,390	$2,897,608,658	$738,408,969	$142,858,914	$6,174,216,866
NET ASSETS:

Paid-in capital	$473,036,269	$2,692,021,880	$665,235,071	$139,673,953	$5,143,965,370

Total distributable earnings (loss)	117,679,121	205,586,778	73,173,898	3,184,961	1,030,251,496
NET ASSETS	$590,715,390	$2,897,608,658	$738,408,969	$142,858,914	$6,174,216,866
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,850,000	69,950,000	14,200,000	3,675,000	104,950,000
Net asset value per share	$45.97	$41.42	$52.00	$38.87	$58.83
[1] Includes market value of securities out on loan of:	$1,475,313	$69,144,063	$41,562,678	$306,786	$558,288
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	101

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2021

	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:

Investments, at cost	$71,689,050	$1,565,732,577	$499,771,555	$171,696,280	$647,216,162

Investment in affiliates, at cost (Note 3)	—	—	483,824	—	—
Investments in securities, at value[1,2] (Note 2)	81,696,965	1,810,347,250	599,855,152	193,949,992	926,389,882

Investment in affiliates, at value (Note 3)	—	—	476,359	—	—

Cash	59,384	813,275	299,624	253,655	483,762

Receivables:

Investment securities sold	—	991,728	579,162	2,663,096	—

Dividends	130,388	2,854,552	406,850	270,849	1,523,983

Securities lending income	603	35,128	34,221	3,950	327

Interest	—	259	—	—	—
Total Assets	81,887,340	1,815,042,192	601,651,368	197,141,542	928,397,954
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	1,884,317	28,959,495	5,139,892	2,620,915	630,496

Investment securities purchased	—	—	—	583,497	—

Capital shares redeemed	—	—	—	2,264,560	—

Advisory fees (Note 3)	24,682	565,428	186,497	61,050	220,479

Service fees (Note 2)	287	6,550	2,160	706	3,466
Total Liabilities	1,909,286	29,531,473	5,328,549	5,530,728	854,441
NET ASSETS	$79,978,054	$1,785,510,719	$596,322,819	$191,610,814	$927,543,513
NET ASSETS:

Paid-in capital	$73,514,168	$1,851,783,056	$539,069,297	$185,619,208	$719,217,322

Total distributable earnings (loss)	6,463,886	(66,272,337)	57,253,522	5,991,606	208,326,191
NET ASSETS	$79,978,054	$1,785,510,719	$596,322,819	$191,610,814	$927,543,513
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,350,000	57,950,000	12,350,000	4,315,000	7,900,000
Net asset value per share	$59.24	$30.81	$48.29	$44.41	$117.41
[1] Includes market value of securities out on loan of:	$4,209,808	$76,588,283	$41,112,950	$4,601,483	$3,003,559
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

102	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months or Period Ended September 30, 2021

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund[1]	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends	$10,212,925	$783,176	$8,421	$16,741,299	$38,341,046

Dividends from affiliates (Note 3)	15,449	—	—	24,736	63,404

Securities lending income, net (Note 2)	15,506	1,841	—	20,218	23,126
Total investment income	10,243,880	785,017	8,421	16,786,253	38,427,576
EXPENSES:

Advisory fees (Note 3)	1,076,380	133,594	11,789	1,539,534	4,217,683

Service fees (Note 2)	12,463	2,100	94	17,827	66,278
Total expenses	1,088,843	135,694	11,883	1,557,361	4,283,961
Expense waivers (Note 3)	(1,051)	—	—	(1,678)	(3,878)
Net expenses	1,087,792	135,694	11,883	1,555,683	4,280,083
Net investment income (loss)	9,156,088	649,323	(3,462)	15,230,570	34,147,493
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(11,814)	(314,240)	(92,961)	184,300	541,812

Investment transactions in affiliates (Note 3)	93,369	—	—	14,371	520,597

In-kind redemptions	4,934,575	7,968,420	101,857	2,626,578	22,523,911
Net realized gain	5,016,130	7,654,180	8,896	2,825,249	23,586,320
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(5,300,983)	(1,494,523)	(531,365)	2,714,645	89,828,380

Investment transactions in affiliates (Note 3)	(78,083)	—	—	(762)	(270,535)
Net increase (decrease) in unrealized appreciation/depreciation	(5,379,066)	(1,494,523)	(531,365)	2,713,883	89,557,845
Net realized and unrealized gain (loss) on investments	(362,936)	6,159,657	(522,469)	5,539,132	113,144,165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,793,152	$6,808,980	$(525,931)	$20,769,702	$147,291,658
[1] For the period June 24, 2021 (commencement of operations) through September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	103

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$5,005,791	$45,369,190	$7,634,083	$1,294,927	$67,498,015

Dividends from affiliates (Note 3)	19,745	81,095	24,685	—	—

Securities lending income, net (Note 2)	8,650	105,276	34,470	3,174	17,096
Total investment income	5,034,186	45,555,561	7,693,238	1,298,101	67,515,111
EXPENSES:

Advisory fees (Note 3)	232,622	5,749,368	1,410,796	201,866	8,524,130

Service fees (Note 2)	12,794	66,572	16,336	3,172	133,951
Total expenses	245,416	5,815,940	1,427,132	205,038	8,658,081
Expense waivers (Note 3)	—	(6,631)	(2,174)	—	—
Net expenses	245,416	5,809,309	1,424,958	205,038	8,658,081
Net investment income	4,788,770	39,746,252	6,268,280	1,093,063	58,857,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	356,610	3,427,570	501,876	880,797	(1,391,359)

Investment transactions in affiliates (Note 3)	137,675	857,386	65,437	—	—

In-kind redemptions	3,003,560	46,166,394	8,363,877	14,076,865	26,145,633

Futures contracts	—	—	—	11,351	—
Net realized gain	3,497,845	50,451,350	8,931,190	14,969,013	24,754,274
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	28,531,660	20,956,925	5,985,648	(11,179,973)	132,963,663

Investment transactions in affiliates (Note 3)	(115,294)	(975,481)	10,811	—	—
Net increase (decrease) in unrealized appreciation/depreciation	28,416,366	19,981,444	5,996,459	(11,179,973)	132,963,663
Net realized and unrealized gain on investments	31,914,211	70,432,794	14,927,649	3,789,040	157,717,937
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,702,981	$110,179,046	$21,195,929	$4,882,103	$216,574,967
[1] Net of foreign withholding tax of:	—	$14,038	—	—	—

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$758,430	$29,627,735	$4,884,778	$2,764,383	$12,415,209

Dividends from affiliates (Note 3)	—	32,930	23,423	—	—

Interest	—	259	—	—	—

Non-cash dividends	—	22,610	—	—	—

Securities lending income, net (Note 2)	2,199	220,479	85,758	10,796	3,733
Total investment income	760,629	29,904,013	4,993,959	2,775,179	12,418,942
EXPENSES:

Advisory fees (Note 3)	130,921	3,546,612	1,179,894	377,593	1,317,226

Service fees (Note 2)	1,516	41,066	13,661	4,372	20,700
Total expenses	132,437	3,587,678	1,193,555	381,965	1,337,926
Expense waivers (Note 3)	—	(2,514)	(1,508)	—	—
Net expenses	132,437	3,585,164	1,192,047	381,965	1,337,926
Net investment income	628,192	26,318,849	3,801,912	2,393,214	11,081,016
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(411,680)	12,896,149	8,941,823	523,554	246,177

Investment transactions in affiliates (Note 3)	—	52,740	(1,524)	—	—

In-kind redemptions	1,944,406	11,651,894	17,595,140	2,113,872	—
Net realized gain	1,532,726	24,600,783	26,535,439	2,637,426	246,177
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,382,336	(44,024,840)	(12,018,136)	(9,768,772)	33,568,706

Investment transactions in affiliates (Note 3)	—	(5,619)	(157,153)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	1,382,336	(44,030,459)	(12,175,289)	(9,768,772)	33,568,706
Net realized and unrealized gain (loss) on investments	2,915,062	(19,429,676)	14,360,150	(7,131,346)	33,814,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,543,254	$6,889,173	$18,162,062	$(4,738,132)	$44,895,899
[1] Net of foreign withholding tax of:	—	$5,040	—	$1,657	$425

See Notes to Financial Statements

WisdomTree Trust	105

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. Growth & Momentum Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Period June 24, 2021* through September 30, 2021 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$9,156,088	$18,081,851	$649,323	$1,047,661	$(3,462)

Net realized gain (loss) on investments	5,016,130	(30,926,076)	7,654,180	13,899,040	8,896

Net increase (decrease) in unrealized appreciation/depreciation on investments	(5,379,066)	229,877,885	(1,494,523)	23,008,203	(531,365)
Net increase (decrease) in net assets resulting from operations	8,793,152	217,033,660	6,808,980	37,954,904	(525,931)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(8,882,500)	(17,898,781)	(636,250)	(1,018,751)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	3,076,020	20,225,586	17,089,290	16,404,797

Cost of shares redeemed	(22,042,571)	(189,730,575)	(21,406,024)	(38,475,090)	(1,576,684)
Net increase (decrease) in net assets resulting from capital share transactions	(22,042,571)	(186,654,555)	(1,180,438)	(21,385,800)	14,828,113
Net Increase (Decrease) in Net Assets	(22,131,919)	12,480,324	4,992,292	15,550,353	14,302,182
NET ASSETS:

Beginning of period	$555,490,816	$543,010,492	$88,374,447	$72,824,094	$100

End of period	$533,358,897	$555,490,816	$93,366,739	$88,374,447	$14,302,282
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,900,000	8,400,000	2,025,000	2,650,000	4

Shares created	—	50,000	425,000	450,000	620,000

Shares redeemed	(225,000)	(2,550,000)	(450,000)	(1,075,000)	(60,004)
Shares outstanding, end of period	5,675,000	5,900,000	2,000,000	2,025,000	560,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,230,570	$30,375,864	$34,147,493	$64,831,610	$4,788,770	$8,416,957

Net realized gain (loss) on investments	2,825,249	(18,329,771)	23,586,320	(33,987,478)	3,497,845	12,953,450

Net increase in unrealized appreciation/depreciation on investments	2,713,883	239,062,782	89,557,845	829,329,898	28,416,366	162,594,605
Net increase in net assets resulting from operations	20,769,702	251,108,875	147,291,658	860,174,030	36,702,981	183,965,012
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(13,706,500)	(32,948,834)	(33,289,500)	(64,521,145)	(4,744,500)	(8,454,532)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,529,689	16,615,726	121,650,765	299,263,631	54,931,670	67,242,141

Cost of shares redeemed	(11,880,667)	(139,676,472)	(47,405,375)	(121,142,441)	(6,968,603)	(73,381,483)
Net increase (decrease) in net assets resulting from capital share transactions	7,649,022	(123,060,746)	74,245,390	178,121,190	47,963,067	(6,139,342)
Net Increase in Net Assets	14,712,224	95,099,295	188,247,548	973,774,075	79,921,548	169,371,138
NET ASSETS:

Beginning of period	$774,034,467	$678,935,172	$2,823,467,324	$1,849,693,249	$510,793,842	$341,422,704

End of period	$788,746,691	$774,034,467	$3,011,714,872	$2,823,467,324	$590,715,390	$510,793,842
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,150,000	12,000,000	24,650,000	22,850,000	11,800,000	12,150,000

Shares created	250,000	250,000	1,000,000	3,050,000	1,200,000	1,700,000

Shares redeemed	(150,000)	(2,100,000)	(400,000)	(1,250,000)	(150,000)	(2,050,000)
Shares outstanding, end of period	10,250,000	10,150,000	25,250,000	24,650,000	12,850,000	11,800,000

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$39,746,252	$66,862,905	$6,268,280	$8,828,790	$1,093,063	$1,714,691

Net realized gain on investments and futures contracts	50,451,350	2,636,071	8,931,190	16,090,231	14,969,013	19,942,438

Net increase (decrease) in unrealized appreciation/depreciation on investments	19,981,444	1,341,649,935	5,996,459	370,153,834	(11,179,973)	41,578,768
Net increase in net assets resulting from operations	110,179,046	1,411,148,911	21,195,929	395,072,855	4,882,103	63,235,897
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(36,448,000)	(69,319,287)	(6,147,000)	(8,770,455)	(1,047,750)	(1,705,277)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	76,693,283	55,709,893	42,682,763	11,230,457	39,050,168	28,173,706

Cost of shares redeemed	(157,310,030)	(978,306,188)	(26,319,854)	(251,144,450)	(48,515,374)	(82,522,173)
Net increase (decrease) in net assets resulting from capital share transactions	(80,616,747)	(922,596,295)	16,362,909	(239,913,993)	(9,465,206)	(54,348,467)
Net Increase (Decrease) in Net Assets	(6,885,701)	419,233,329	31,411,838	146,388,407	(5,630,853)	7,182,153
NET ASSETS:

Beginning of period	$2,904,494,359	$2,485,261,030	$706,997,131	$560,608,724	$148,489,767	$141,307,614

End of period	$2,897,608,658	$2,904,494,359	$738,408,969	$706,997,131	$142,858,914	$148,489,767
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	71,900,000	102,750,000	13,900,000	21,200,000	3,925,000	5,750,000

Shares created	1,800,000	1,700,000	800,000	250,000	975,000	825,000

Shares redeemed	(3,750,000)	(32,550,000)	(500,000)	(7,550,000)	(1,225,000)	(2,650,000)
Shares outstanding, end of period	69,950,000	71,900,000	14,200,000	13,900,000	3,675,000	3,925,000

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Shareholder Yield Fund			WisdomTree U.S. SmallCap Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)		For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$58,857,030	$91,692,637	$628,192		$1,037,842	$26,318,849	$40,928,097

Net realized gain (loss) on investments	24,754,274	275,474,139	1,532,726		8,228,075	24,600,783	(64,013,287)

Net increase (decrease) in unrealized appreciation/depreciation on investments	132,963,663	1,242,219,741	1,382,336		24,326,602	(44,030,459)	862,869,556
Net increase in net assets resulting from operations	216,574,967	1,609,386,517	3,543,254		33,592,519	6,889,173	839,784,366
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(60,386,250)	(90,898,526)	(606,300)		(1,059,051)	(23,032,750)	(41,528,464)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	524,188,709	2,329,055,020	25,932,446		23,568,030	8,132,815	44,957,078

Cost of shares redeemed	(82,807,848)	(994,378,619)	(7,331,973)		(59,455,621)	(36,301,393)	(330,309,232)
Net increase (decrease) in net assets resulting from capital share transactions	441,380,861	1,334,676,401	18,600,473		(35,887,591)	(28,168,578)	(285,352,154)
Net Increase (Decrease) in Net Assets	597,569,578	2,853,164,392	21,537,427		(3,354,123)	(44,312,155)	512,903,748
NET ASSETS:

Beginning of period	$5,576,647,288	$2,723,482,896	$58,440,627		$61,794,750	$1,829,822,874	$1,316,919,126

End of period	$6,174,216,866	$5,576,647,288	$79,978,054		$58,440,627	$1,785,510,719	$1,829,822,874
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	97,600,000	70,100,000	1,040,000	[1]	1,900,000 [1]	58,850,000	72,700,000

Shares created	8,750,000	46,600,000	430,000	[1]	480,000 [1]	250,000	1,800,000

Shares redeemed	(1,400,000)	(19,100,000)	(120,000)[1]		(1,340,000)[1]	(1,150,000)	(15,650,000)
Shares outstanding, end of period	104,950,000	97,600,000	1,350,000	[1]	1,040,000 [1]	57,950,000	58,850,000
[1] Shares were adjusted to reflect a 2:1 stock split effective June 10, 2021.

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. SmallCap Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,801,912	$5,883,606	$2,393,214	$3,099,271	$11,081,016	$20,668,770

Net realized gain (loss) on investments	26,535,439	(43,267,606)	2,637,426	8,396,753	246,177	(12,257,262)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(12,175,289)	373,427,903	(9,768,772)	60,716,996	33,568,706	281,999,291
Net increase (decrease) in net assets resulting from operations	18,162,062	336,043,903	(4,738,132)	72,213,020	44,895,899	290,410,799
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,646,500)	(5,647,946)	(2,269,675)	(3,076,752)	(10,782,750)	(20,745,554)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	26,219,167	74,445,010	19,070,982	67,747,027	17,899,855	35,217,669

Cost of shares redeemed	(53,739,106)	(215,189,958)	(8,184,949)	(22,953,191)	—	(64,308,529)
Net increase (decrease) in net assets resulting from capital share transactions	(27,519,939)	(140,744,948)	10,886,033	44,793,836	17,899,855	(29,090,860)
Net Increase (Decrease) in Net Assets	(13,004,377)	189,651,009	3,878,226	113,930,104	52,013,004	240,574,385
NET ASSETS:

Beginning of period	$609,327,196	$419,676,187	$187,732,588	$73,802,484	$875,530,509	$634,956,124

End of period	$596,322,819	$609,327,196	$191,610,814	$187,732,588	$927,543,513	$875,530,509
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	12,900,000	18,750,000	4,085,000	2,950,000	7,750,000	8,100,000

Shares created	550,000	1,700,000	410,000	1,755,000	150,000	350,000

Shares redeemed	(1,100,000)	(7,550,000)	(180,000)	(620,000)	—	(700,000)
Shares outstanding, end of period	12,350,000	12,900,000	4,315,000	4,085,000	7,900,000	7,750,000

See Notes to Financial Statements.

110	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$94.15	$64.64	$85.52	$84.43	$82.50	$75.41
Investment operations:

Net investment income[1]	1.58	2.67	3.11	3.06	2.73	2.52

Net realized and unrealized gain (loss)	(0.21)	29.49	(20.83)	1.05	1.96	7.31
Total from investment operations	1.37	32.16	(17.72)	4.11	4.69	9.83
Dividends and distributions to shareholders:

Net investment income	(1.54)	(2.65)	(3.16)	(2.96)	(2.76)	(2.69)

Capital gains	—	—	—	(0.06)	—	—

Tax return of capital	—	—	—	—	—	(0.05)
Total dividends and distributions to shareholders	(1.54)	(2.65)	(3.16)	(3.02)	(2.76)	(2.74)
Net asset value, end of period	$93.98	$94.15	$64.64	$85.52	$84.43	$82.50

TOTAL RETURN[2]	1.42%	50.69%	(21.49)%	4.99%	5.71%	13.27%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$533,359	$555,491	$543,010	$791,069	$810,510	$903,352

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	3.23%[5]	3.40%	3.61%	3.57%	3.22%	3.21%
Portfolio turnover rate[6]	1%	47%	46%	32%	34%	33%

WisdomTree U.S. ESG Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[7]	For the Year Ended March 31, 2019[7]	For the Year Ended March 31, 2018[7,8]	For the Year Ended March 31, 2017[7,8]
Net asset value, beginning of period	$43.64	$27.48	$32.29	$31.09	$27.89	$23.83
Investment operations:

Net investment income[1]	0.32	0.47	0.64	0.60	0.53	0.48

Net realized and unrealized gain (loss)	3.04	16.16	(4.62)	1.29	3.17	4.10
Total from investment operations	3.36	16.63	(3.98)	1.89	3.70	4.58
Dividends and distributions to shareholders:

Net investment income	(0.32)	(0.47)	(0.83)	(0.69)	(0.50)	(0.51)

Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.32)	(0.47)	(0.83)	(0.69)	(0.50)	(0.52)
Net asset value, end of period	$46.68	$43.64	$27.48	$32.29	$31.09	$27.89

TOTAL RETURN[2]	7.68%	60.80%	(12.73)%	6.34%	13.31%	19.39%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$93,367	$88,374	$72,824	$113,025	$69,946	$62,755

Ratios to average net assets of:

Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.36%[5]	1.29%	1.90%	1.89%	1.75%	1.87%
Portfolio turnover rate[6]	34%	78%	56%	22%	22%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Dividend ex-Financials Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	111

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Growth & Momentum Fund	For the Period June 24, 2021* through September 30, 2021 (unaudited)
Net asset value, beginning of period	$25.66
Investment operations:

Net investment loss[1]	(0.01)

Net realized and unrealized loss	(0.11)
Total from investment operations	(0.12)
Net asset value, end of period	$25.54

TOTAL RETURN[2]	(0.47)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,302

Ratios to average net assets of:

Expenses	0.55%[3]

Net investment loss	(0.16)%[3]
Portfolio turnover rate[4]	77%

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$76.26	$56.58	$72.49	$68.11	$68.48	$63.29
Investment operations:

Net investment income[1]	1.49	2.71	2.65	2.49	2.21	2.10

Net realized and unrealized gain (loss)	0.54	19.94	(15.81)	4.28	(0.34)	5.39
Total from investment operations	2.03	22.65	(13.16)	6.77	1.87	7.49
Dividends to shareholders:

Net investment income	(1.34)	(2.97)	(2.75)	(2.39)	(2.24)	(2.30)
Net asset value, end of period	$76.95	$76.26	$56.58	$72.49	$68.11	$68.48

TOTAL RETURN[2]	2.63%	40.97%	(18.99)%	10.15%	2.69%	12.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$788,747	$774,034	$678,935	$953,276	$1,035,295	$1,263,368

Ratios to average net assets[5] of:

Expenses[6]	0.38%[3]	0.38%	0.38%	0.38%	0.38%[7]	0.38%[7]

Net investment income	3.76%[3]	4.13%	3.63%	3.55%	3.17%	3.17%
Portfolio turnover rate[4]	1%	43%	39%	20%	17%	23%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

112	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$114.54	$80.95	$94.21	$88.49	$82.92	$73.42
Investment operations:

Net investment income[1]	1.38	2.72	2.72	2.54	2.22	2.04

Net realized and unrealized gain (loss)	4.70	33.57	(13.27)	5.66	5.57	9.63
Total from investment operations	6.08	36.29	(10.55)	8.20	7.79	11.67
Dividends to shareholders:

Net investment income	(1.34)	(2.70)	(2.71)	(2.48)	(2.22)	(2.17)
Net asset value, end of period	$119.28	$114.54	$80.95	$94.21	$88.49	$82.92

TOTAL RETURN[2]	5.29%	45.40%	(11.62)%	9.44%	9.44%	16.13%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,011,715	$2,823,467	$1,849,693	$2,034,965	$1,933,552	$1,940,332

Ratios to average net assets[3] of:

Expenses[4]	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.27%[5]	2.73%	2.76%	2.79%	2.54%	2.63%
Portfolio turnover rate[6]	0%[7]	20%	13%	11%	10%	11%

WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[8]	For the Year Ended March 31, 2017[8]
Net asset value, beginning of period	$43.29	$28.10	$31.77	$30.30	$27.14	$23.22
Investment operations:

Net investment income[1]	0.38	0.73	0.73	0.60	0.53	0.48

Net realized and unrealized gain (loss)	2.68	15.19	(3.72)	1.46	3.11	3.95
Total from investment operations	3.06	15.92	(2.99)	2.06	3.64	4.43
Dividends to shareholders:

Net investment income	(0.38)	(0.73)	(0.68)	(0.59)	(0.48)	(0.51)
Net asset value, end of period	$45.97	$43.29	$28.10	$31.77	$30.30	$27.14

TOTAL RETURN[2]	7.05%	57.11%	(9.65)%	6.93%	13.49%	19.31%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$590,715	$510,794	$341,423	$239,851	$184,813	$130,254

Ratios to average net assets[3] of:

Expenses	0.08%[5]	0.08%	0.08%[4]	0.28%[4]	0.28%[4]	0.28%

Net investment income	1.65%[5]	2.00%	2.16%	1.94%	1.80%	1.94%
Portfolio turnover rate[6]	1%	21%	22%	14%	17%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than 1%.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of period	$40.40	$24.19	$35.76	$34.11	$32.50	$28.69
Investment operations:

Net investment income[2]	0.56	0.80	1.01	0.82	0.76	0.78

Net realized and unrealized gain (loss)	0.97	16.24	(11.56)	1.61	1.59	3.89
Total from investment operations	1.53	17.04	(10.55)	2.43	2.35	4.67
Dividends to shareholders:

Net investment income	(0.51)	(0.83)	(1.02)	(0.78)	(0.74)	(0.86)
Net asset value, end of period	$41.42	$40.40	$24.19	$35.76	$34.11	$32.50

TOTAL RETURN[3]	3.77%	71.52%	(30.28)%	7.21%	7.30%	16.52%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,897,609	$2,904,494	$2,485,261	$3,733,683	$3,064,477	$2,822,559

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%[7]	0.38%[7]

Net investment income	2.63%[6]	2.55%	2.84%	2.34%	2.26%	2.56%
Portfolio turnover rate[8]	2%	57%	33%	27%	27%	33%

WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[9]
Net asset value, beginning of period	$50.86	$26.44	$39.30	$38.63	$35.25	$30.07
Investment operations:

Net investment income[2]	0.45	0.56	0.62	0.53	0.47	0.50

Net realized and unrealized gain (loss)	1.13	24.45	(12.83)	0.68	3.32	5.25
Total from investment operations	1.58	25.01	(12.21)	1.21	3.79	5.75
Dividends and distributions to shareholders:

Net investment income	(0.44)	(0.59)	(0.65)	(0.54)	(0.41)	(0.54)

Tax return of capital	—	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(0.44)	(0.59)	(0.65)	(0.54)	(0.41)	(0.57)
Net asset value, end of period	$52.00	$50.86	$26.44	$39.30	$38.63	$35.25

TOTAL RETURN[3]	3.09%	95.30%	(31.45)%	3.22%	10.77%[10]	19.31%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$738,409	$706,997	$560,609	$1,098,311	$1,035,164	$794,832

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.69%[6]	1.49%	1.58%	1.34%	1.25%	1.54%
Portfolio turnover rate[8]	2%	50%	41%	36%	45%	42%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[10]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

114	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$37.83	$24.58	$28.98	$27.91	$24.75
Investment operations:

Net investment income[1]	0.30	0.39	0.59	0.47	0.34

Net realized and unrealized gain (loss)	1.03	13.26	(4.43)	0.97	3.09
Total from investment operations	1.33	13.65	(3.84)	1.44	3.43
Dividends to shareholders:

Net investment income	(0.29)	(0.40)	(0.56)	(0.37)	(0.27)
Net asset value, end of period	$38.87	$37.83	$24.58	$28.98	$27.91

TOTAL RETURN[2]	3.50%	55.76%	(13.43)%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$142,859	$148,490	$141,308	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%[4,5]	0.28%[4,5]	0.28%[3]

Net investment income	1.52%[3]	1.21%	1.94%[4]	1.65%[4]	1.66%[3]
Portfolio turnover rate[6]	71%	147%	145%	179%	143%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$57.14	$38.85	$43.04	$40.32	$35.45	$31.25
Investment operations:

Net investment income[1]	0.58	1.07	1.09	0.97	0.78	0.73

Net realized and unrealized gain (loss)	1.71	18.27	(4.21)	2.71	4.84	4.20
Total from investment operations	2.29	19.34	(3.12)	3.68	5.62	4.93
Dividends and distributions to shareholders:

Net investment income	(0.60)	(1.05)	(1.07)	(0.93)	(0.75)	(0.73)

Capital gains	—	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(0.60)	(1.05)	(1.07)	(0.96)	(0.75)	(0.73)
Net asset value, end of period	$58.83	$57.14	$38.85	$43.04	$40.32	$35.45

TOTAL RETURN[2]	3.98%	50.24%	(7.52)%	9.25%	15.95%[7]	15.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$6,174,217	$5,576,647	$2,723,483	$2,780,361	$2,064,305	$1,290,417

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.93%[3]	2.15%	2.43%	2.33%	1.99%	2.22%
Portfolio turnover rate[6]	1%	30%	41%	29%	29%	29%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	115

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Shareholder Yield Fund	For the Six Months Ended September 30, 2021 (unaudited)[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1,2]	For the Year Ended March 31, 2017[1,2]
Net asset value, beginning of period	$56.19	$32.52	$42.35	$40.43	$35.13	$31.38
Investment operations:

Net investment income[3]	0.55	0.76	0.76	0.72	0.57	0.46

Net realized and unrealized gain (loss)	2.99	23.79	(9.88)	1.94	5.30	3.78
Total from investment operations	3.54	24.55	(9.12)	2.66	5.87	4.24
Dividends to shareholders:

Net investment income	(0.49)	(0.88)	(0.71)	(0.74)	(0.57)	(0.49)
Net asset value, end of period	$59.24	$56.19	$32.52	$42.35	$40.43	$35.13

TOTAL RETURN[4]	6.28%	76.07%	(21.86)%	6.70%	16.77%	13.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$79,978	$58,441	$61,795	$38,113	$44,466	$59,718

Ratios to average net assets of:

Expenses	0.38%[5]	0.38%	0.38%	0.38%	0.38%[6,7]	0.38%[6]

Net investment income	1.82%[5]	1.76%	1.75%	1.73%	1.48%[6]	1.42%[6]
Portfolio turnover rate[8]	14%	59%	101%	54%	82%	106%

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[9]	For the Year Ended March 31, 2017[9]
Net asset value, beginning of period	$31.09	$18.11	$27.54	$27.43	$26.88	$22.91
Investment operations:

Net investment income[3]	0.45	0.66	0.79	0.82	0.81	0.70

Net realized and unrealized gain (loss)	(0.33)	12.99	(9.40)	0.08	0.53	4.09
Total from investment operations	0.12	13.65	(8.61)	0.90	1.34	4.79
Dividends to shareholders:

Net investment income	(0.40)	(0.67)	(0.82)	(0.79)	(0.79)	(0.82)
Net asset value, end of period	$30.81	$31.09	$18.11	$27.54	$27.43	$26.88

TOTAL RETURN[4]	0.34%	76.76%	(32.22)%	3.25%	5.02%[10]	21.21%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,785,511	$1,829,823	$1,316,919	$2,087,705	$1,965,277	$1,975,473

Ratios to average net assets[6] of:

Expenses[7]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.82%[5]	2.78%	2.94%	2.91%	2.93%	2.75%
Portfolio turnover rate[8]	2%	53%	50%	26%	36%	44%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 10, 2021.

[2]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[3]	Based on average shares outstanding.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[10]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

116	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]
Net asset value, beginning of period	$47.23	$22.38	$36.08	$35.70	$32.16	$25.69
Investment operations:

Net investment income[2]	0.30	0.44	0.51	0.58	0.37	0.31

Net realized and unrealized gain (loss)	1.05	24.85	(13.66)	0.38	3.51	6.53
Total from investment operations	1.35	25.29	(13.15)	0.96	3.88	6.84
Dividends to shareholders:

Net investment income	(0.29)	(0.44)	(0.55)	(0.58)	(0.34)	(0.37)
Net asset value, end of period	$48.29	$47.23	$22.38	$36.08	$35.70	$32.16

TOTAL RETURN[3]	2.85%	113.74%	(36.87)%	2.72%	12.09%[4]	26.75%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$596,323	$609,327	$419,676	$736,098	$588,999	$490,370

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.22%[7]	1.33%	1.45%	1.56%	1.08%	1.06%
Portfolio turnover rate[8]	5%	56%	55%	45%	48%	51%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$45.96	$25.02	$34.70	$34.26	$33.06	$28.17
Investment operations:

Net investment income[2]	0.56	0.94	0.80	0.88	0.76	0.74

Net realized and unrealized gain (loss)	(1.58)	20.92	(9.68)	0.41	1.21	4.87
Total from investment operations	(1.02)	21.86	(8.88)	1.29	1.97	5.61
Dividends to shareholders:

Net investment income	(0.53)	(0.92)	(0.80)	(0.85)	(0.77)	(0.72)
Net asset value, end of period	$44.41	$45.96	$25.02	$34.70	$34.26	$33.06

TOTAL RETURN[3]	(2.26)%	88.65%	(26.22)%	3.81%	5.97%	20.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$191,611	$187,733	$73,802	$119,699	$101,060	$102,498

Ratios to average net assets of:

Expenses	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.41%[7]	2.67%	2.29%	2.47%	2.24%	2.35%
Portfolio turnover rate[8]	2%	83%	51%	42%	51%	56%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$112.97	$78.39	$94.61	$89.11	$84.04	$74.24
Investment operations:

Net investment income[1]	1.41	2.65	2.76	2.56	2.27	2.07

Net realized and unrealized gain (loss)	4.40	34.59	(16.24)	5.41	5.05	9.97
Total from investment operations	5.81	37.24	(13.48)	7.97	7.32	12.04
Dividends to shareholders:

Net investment income	(1.37)	(2.66)	(2.74)	(2.47)	(2.25)	(2.24)
Net asset value, end of period	$117.41	$112.97	$78.39	$94.61	$89.11	$84.04

TOTAL RETURN[2]	5.13%	48.15%	(14.75)%	9.10%	8.76%[3]	16.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$927,544	$875,531	$634,956	$648,103	$579,232	$571,504

Ratios to average net assets of:

Expenses	0.28%[4]	0.28%	0.28%[5,6]	0.28%[5,6]	0.28%[5,6,7]	0.28%[5,6,7]

Net investment income	2.36%[4]	2.73%	2.82%[5]	2.78%[5]	2.56%[5]	2.63%[5]
Portfolio turnover rate[8]	0%[9]	22%	16%	11%	11%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Amount represents less than 1%.

See Notes to Financial Statements.

118	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund”)	February 23, 2007
WisdomTree U.S. Growth & Momentum Fund (“U.S. Growth & Momentum Fund”)	June 24, 2021
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006

Each Fund, except the U.S. ESG Fund and U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) or an Index developed by a third party. The U.S. ESG Fund is actively managed using a model-based approach seeking capital appreciation. The U.S. Quality Shareholder Yield Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are

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Notes to Financial Statements (unaudited) (continued)

valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended September 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months or period ended September 30, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity risk	$11,351
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts

During the six months or period ended September 30, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. Multifactor Fund
Equity risk[1]	$455,026
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions;

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Notes to Financial Statements (unaudited) (continued)

(ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., equity, currency or U.S. Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., equity, currency or U.S. Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2021, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from

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Notes to Financial Statements (unaudited) (continued)

the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2021, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2021, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental

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Notes to Financial Statements (unaudited) (continued)

distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. ESG Fund	0.28%
U.S. Growth & Momentum Fund[1]	0.55%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
[1]	Since the commencement of operations on June 24, 2021.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

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Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2021, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2021		For the six months ended September 30, 2021

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Dividend ex-Financials Fund	—	$—	$11
U.S. ESG Fund	256	11,967	82
U.S. High Dividend Fund	—	—	78
U.S. LargeCap Fund	1,877	86,323	743
U.S. MidCap Dividend Fund	460	19,067	231
U.S. Multifactor Fund	1,128	43,906	342
U.S. Quality Dividend Growth Fund	774	45,542	461
U.S. SmallCap Fund	81	3,915	23
U.S. SmallCap Quality Dividend Growth Fund	373	16,550	225
U.S. Total Dividend Fund	241	28,298	331

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$5,978,668	$5,684,532	$—	$22,003,881
U.S. ESG Fund	31,713,495	31,741,361	20,151,046	21,284,998
U.S. Growth & Momentum Fund	7,210,044	7,231,180	16,416,059	1,576,008
U.S. High Dividend Fund	13,009,838	11,440,068	19,496,083	11,859,025
U.S. LargeCap Dividend Fund	15,420,142	14,500,493	121,475,125	47,371,817
U.S. LargeCap Fund	5,696,021	3,102,617	52,550,549	6,949,706
U.S. MidCap Dividend Fund	59,694,334	51,676,394	70,195,257	156,980,019
U.S. MidCap Fund	11,605,967	11,667,923	42,577,153	26,269,263
U.S. Multifactor Fund	102,795,617	102,535,336	38,890,981	48,457,604
U.S. Quality Dividend Growth Fund	32,136,883	30,333,060	508,874,119	71,007,656
U.S. Quality Shareholder Yield Fund	9,622,871	9,710,575	25,906,727	7,293,080
U.S. SmallCap Dividend Fund	51,860,242	39,890,886	8,111,724	36,254,797
U.S. SmallCap Fund	31,363,152	28,509,178	26,191,627	53,693,264
U.S. SmallCap Quality Dividend Growth Fund	4,443,078	3,884,263	17,231,213	6,813,249
U.S. Total Dividend Fund	2,935,079	2,423,989	17,880,439	–

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Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2021, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dividend ex-Financials Fund	$463,842,273	$84,786,382	$(17,193,147)	$67,593,235
U.S. ESG Fund	72,240,970	22,405,255	(1,364,474)	21,040,781
U.S. Growth & Momentum Fund	14,827,811	311,143	(842,508)	(531,365)
U.S. High Dividend Fund	716,136,318	94,187,891	(23,207,916)	70,979,975
U.S. LargeCap Dividend Fund	2,123,175,679	928,839,165	(44,319,977)	884,519,188
U.S. LargeCap Fund	455,016,587	142,822,880	(7,583,584)	135,239,296
U.S. MidCap Dividend Fund	2,420,240,393	551,738,314	(50,173,814)	501,564,500
U.S. MidCap Fund	601,807,076	158,066,322	(17,224,148)	140,842,174
U.S. Multifactor Fund	134,938,014	12,872,424	(4,865,235)	8,007,189
U.S. Quality Dividend Growth Fund	4,923,018,311	1,318,860,812	(77,049,738)	1,241,811,074
U.S. Quality Shareholder Yield Fund	71,712,123	11,309,031	(1,324,189)	9,984,842
U.S. SmallCap Dividend Fund	1,571,624,817	300,054,464	(61,332,031)	238,722,433
U.S. SmallCap Fund	501,558,115	119,471,225	(20,697,829)	98,773,396
U.S. SmallCap Quality Dividend Growth Fund	172,658,239	27,785,875	(6,494,122)	21,291,753
U.S. Total Dividend Fund	651,655,938	287,739,797	(13,005,853)	274,733,944

7. ADDITIONAL INFORMATION

The Board of Trustees authorized a two-for-one stock split for the U.S. Quality Shareholder Yield Fund, effective after the close of trading on June 9, 2021, for the shareholders of record on June 7, 2021. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

* * * * *

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

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Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

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Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to

128	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (continued)

WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

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Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree U.S. Growth & Momentum Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on May 25, 2021, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Board held on March 24-25, 2021. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board noted that the proposed fee to be paid by the Fund was slightly higher than the average and median fees paid by the Fund’s Broadridge peer group and the WTAM representatives explained the basis for the proposal. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser. Specifically, they noted that the role of the Sub-Adviser in making investment recommendations with respect to the Fund, which is passively managed and tracks an index, is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board

130	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) (concluded)

considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	131

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

132	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM - 5594

WisdomTree Trust

Semi-Annual Report

September 30, 2021

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	31.2%
Communication Services	19.2%
Health Care	15.1%
Information Technology	8.5%
Financials	8.1%
Industrials	6.6%
Consumer Staples	5.5%
Real Estate	4.1%
Utilities	0.8%
Materials	0.6%
Energy	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	11.8%
Alibaba Group Holding Ltd.	5.7%
Meituan, Class B	5.3%
JD.com, Inc., ADR	3.3%
Wuxi Biologics Cayman, Inc.	3.1%
Ping An Insurance Group Co. of China Ltd., Class H	2.5%
Baidu, Inc., ADR	2.5%
Contemporary Amperex Technology Co., Ltd., Class A	2.3%
Ping An Insurance Group Co. of China Ltd., Class A	2.2%
NIO, Inc., ADR	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$834.70	0.32%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-16.53%	-3.38%	15.18%	16.43%	10.41%
Fund Market Price Returns	-17.49%	-4.14%	15.30%	16.27%	10.31%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-16.64%	-3.57%	14.40%	16.13%	10.71%
MSCI China Index	-16.31%	-7.33%	5.95%	9.12%	7.73%
FTSE China 50 Index	-14.86%	-3.78%	-0.28%	4.05%	4.43%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.9%
Consumer Discretionary	18.1%
Financials	14.0%
Communication Services	13.0%
Materials	7.2%
Health Care	6.8%
Consumer Staples	6.7%
Energy	4.7%
Industrials	4.6%
Real Estate	1.7%
Utilities	0.8%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.6%
Tencent Holdings Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.1%
Alibaba Group Holding Ltd.	4.6%
Reliance Industries Ltd., GDR	1.8%
Meituan, Class B	1.8%
Infosys Ltd., ADR	1.4%
Lukoil PJSC, ADR	1.2%
Housing Development Finance Corp., Ltd.	1.2%
JD.com, Inc., ADR	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$942.70	0.32%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.73%	14.19%	11.81%	11.64%	8.27%
Fund Market Price Returns	-7.29%	12.40%	11.53%	11.52%	8.30%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-5.41%	15.34%	12.27%	12.24%	9.27%
MSCI Emerging Markets Index	-3.45%	18.20%	8.58%	9.23%	6.49%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	28.4%
Materials	19.5%
Information Technology	13.9%
Utilities	7.0%
Energy	6.8%
Communication Services	6.3%
Real Estate	5.4%
Consumer Staples	4.4%
Industrials	4.1%
Consumer Discretionary	3.0%
Health Care	0.3%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Sberbank of Russia PJSC, ADR	7.3%
Vale S.A.	5.3%
Hon Hai Precision Industry Co., Ltd.	4.0%
MMC Norilsk Nickel PJSC, ADR	3.4%
China Construction Bank Corp., Class H	2.8%
Rosneft Oil Co. PJSC, GDR	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Formosa Plastics Corp.	1.5%
Power Grid Corp. of India Ltd.	1.5%
Fubon Financial Holding Co., Ltd.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,031.60	0.64%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.16%	31.28%	4.99%	8.11%	3.45%
Fund Market Price Returns	2.05%	29.84%	4.93%	7.80%	3.54%
WisdomTree Emerging Markets High Dividend Index	3.64%	33.02%	6.04%	8.96%	4.41%
MSCI Emerging Markets Index	-3.45%	18.20%	8.58%	9.23%	6.09%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.3%
Financials	17.4%
Consumer Discretionary	12.9%
Communication Services	9.2%
Materials	9.1%
Consumer Staples	8.0%
Health Care	6.7%
Industrials	5.8%
Energy	5.6%
Utilities	4.5%
Real Estate	1.5%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
China Development Financial Holding Corp.	2.1%
Cathay Financial Holding Co., Ltd.	1.9%
Yum China Holdings, Inc.	1.9%
Zhongsheng Group Holdings Ltd.	1.8%
Samsung Electronics Co., Ltd.	1.7%
Tencent Holdings Ltd.	1.6%
Alibaba Group Holding Ltd.	1.5%
Vipshop Holdings Ltd., ADR	1.2%
China Hongqiao Group Ltd.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.70	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.27%	20.52%	3.54%	3.42%
Fund Market Price Returns	-1.14%	18.96%	3.25%	3.34%
MSCI Emerging Markets Index	-3.45%	18.20%	8.58%	7.83%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as	of September 30, 2021 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.2%
Financials	12.7%
Consumer Staples	11.0%
Communication Services	9.2%
Materials	8.3%
Industrials	8.3%
Consumer Discretionary	8.2%
Health Care	6.5%
Energy	4.6%
Utilities	4.2%
Real Estate	3.5%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co., Ltd.	3.8%
Infosys Ltd.	1.4%
Reliance Industries Ltd.	1.3%
Tata Consultancy Services Ltd.	1.0%
JSW Steel Ltd.	0.8%
Zhongsheng Group Holdings Ltd.	0.8%
Bajaj Finance Ltd.	0.8%
Hon Hai Precision Industry Co., Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$966.80	0.32%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.32%	19.41%	7.98%	6.95%	3.87%
Fund Market Price Returns	-4.22%	18.64%	8.21%	6.59%	3.62%
MSCI Emerging Markets Index	-3.45%	18.20%	8.58%	9.23%	5.83%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	17.1%
Industrials	14.5%
Materials	14.1%
Financials	13.6%
Utilities	9.6%
Consumer Discretionary	8.9%
Consumer Staples	7.4%
Real Estate	7.1%
Health Care	3.0%
Communication Services	2.5%
Energy	2.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
China Power International Development Ltd.	1.4%
Wan Hai Lines Ltd.	1.4%
Transmissora Alianca de Energia Eletrica S.A.	1.2%
Dongyue Group Ltd.	1.1%
China Longyuan Power Group Corp., Ltd., Class H	1.0%
AVI Ltd.	1.0%
BNK Financial Group, Inc.	0.9%
Oil India Ltd.	0.7%
African Rainbow Minerals Ltd.	0.7%
Synnex Technology International Corp.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,083.60	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	8.36%	35.34%	9.53%	9.37%	6.62%
Fund Market Price Returns	7.12%	34.37%	9.72%	9.09%	6.93%
WisdomTree Emerging Markets SmallCap Dividend Index	9.02%	37.26%	10.87%	10.43%	7.77%
MSCI Emerging Markets Small Cap Index	8.85%	43.24%	13.11%	9.75%	7.21%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.6%
Health Care	18.9%
Industrials	13.9%
Consumer Discretionary	10.2%
Materials	9.8%
Consumer Staples	9.8%
Financials	5.3%
Communication Services	4.2%
Energy	2.1%
Utilities	1.8%
Real Estate	0.5%
Investment Company	0.1%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
ASML Holding N.V.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Novo Nordisk A/S, Class B	4.5%
Unilever PLC	4.2%
Rio Tinto Ltd.	3.6%
RELX PLC	3.5%
Roche Holding AG	3.5%
Tokyo Electron Ltd.	3.3%
Canadian National Railway Co.	2.9%
Partners Group Holding AG	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, excluding the U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,063.60	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.36%	24.87%	14.78%	12.98%	8.87%
Fund Market Price Returns	5.51%	24.04%	14.72%	12.82%	9.06%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	6.61%	25.76%	15.50%	13.76%	9.58%
MSCI AC World ex-USA Growth Index	2.74%	16.95%	11.94%	11.22%	9.32%
MSCI AC World ex-USA Index	2.32%	23.92%	8.03%	8.94%	7.48%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Sector Breakdown†

Sector	% of Net Assets
Real Estate	98.7%
Consumer Discretionary	0.5%
Financials	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vonovia SE	5.0%
Sun Hung Kai Properties Ltd.	3.7%
Link REIT	3.2%
Daiwa House Industry Co., Ltd.	2.9%
Daito Trust Construction Co., Ltd.	2.9%
Deutsche Wohnen SE, Bearer Shares	2.5%
China Resources Land Ltd.	2.3%
Goodman Group	2.3%
Mitsui Fudosan Co., Ltd.	2.1%
Swiss Prime Site AG, Registered Shares	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the Real Estate sector in developed and emerging equity markets, excluding the U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$982.60	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.74%	10.93%	-0.25%	3.17%	6.56%
Fund Market Price Returns	-1.73%	10.72%	-0.28%	3.09%	6.76%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	-1.41%	11.45%	0.05%	3.43%	6.82%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	5.17%	23.76%	3.49%	2.88%	6.34%
MSCI AC World ex-USA Index	2.32%	23.92%	8.03%	8.94%	7.48%
*	Returns of less than one year are cumulative.

[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.4%
Communication Services	13.2%
Consumer Staples	10.5%
Utilities	8.3%
Health Care	7.8%
Real Estate	7.4%
Information Technology	6.8%
Materials	6.5%
Energy	6.3%
Industrials	3.7%
Consumer Discretionary	1.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AT&T, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Verizon Communications, Inc.	3.1%
Philip Morris International, Inc.	2.9%
Altria Group, Inc.	2.4%
Coca-Cola Co. (The)	2.4%
Citigroup, Inc.	2.4%
Pfizer, Inc.	2.1%
AbbVie, Inc.	2.0%
Cisco Systems, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,028.10	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.81%	29.48%	4.40%	6.07%	6.50%
Fund Market Price Returns	2.49%	28.94%	4.41%	5.89%	6.60%
WisdomTree Global High Dividend Index	2.64%	29.19%	4.13%	5.84%	6.44%
MSCI AC World Index	6.26%	27.44%	12.58%	13.20%	11.90%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	30.9%
Communication Services	27.7%
Consumer Discretionary	24.9%
Financials	8.3%
Industrials	4.5%
Health Care	2.9%
Real Estate	0.8%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).
*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	10.1%
Apple, Inc.	10.0%
Alphabet, Inc., Class A	9.9%
Amazon.com, Inc.	8.6%
Facebook, Inc., Class A	6.1%
PayPal Holdings, Inc.	2.4%
salesforce.com, Inc.	2.2%
Upstart Holdings, Inc.	1.7%
Snap, Inc., Class A	1.6%
MercadoLibre, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid- and large-cap companies that are generating substantial revenue from a modern platform business. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.80	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.38%	25.48%	29.93%
Fund Market Price Returns	2.98%	25.12%	30.02%
WisdomTree Growth Leaders Index[2]	3.52%	26.29%	30.47%
MSCI AC World Index	6.26%	27.44%	17.35%
S&P 500® Index	9.18%	30.00%	21.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

[2]	Prior to August 1, 2020, the WisdomTree Growth Leaders Index was named the WisdomTree Modern Tech Platforms Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.0%
Energy	18.5%
Materials	15.5%
Information Technology	13.7%
Utilities	8.1%
Industrials	6.4%
Health Care	5.0%
Consumer Discretionary	4.4%
Consumer Staples	4.4%
Communication Services	1.7%
Real Estate	0.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	-3.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	8.3%
Housing Development Finance Corp., Ltd.	5.4%
Infosys Ltd.	5.3%
ICICI Bank Ltd.	3.6%
Tata Consultancy Services Ltd.	3.1%
NTPC Ltd.	2.8%
Indian Oil Corp., Ltd.	2.0%
Power Grid Corp. of India Ltd.	2.0%
Larsen & Toubro Ltd.	1.9%
Hindustan Petroleum Corp., Ltd.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,208.70	0.84%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.84%	$4.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	20.87%	62.31%	17.18%	12.86%	8.27%
Fund Market Price Returns	19.13%	59.93%	16.95%	12.74%	8.59%
WisdomTree India Earnings Index	23.80%	70.16%	19.48%	14.74%	9.82%
MSCI India Index	20.35%	53.12%	17.26%	13.23%	9.19%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	28.6%
Information Technology	14.6%
Materials	13.9%
Consumer Discretionary	10.7%
Consumer Staples	10.7%
Energy	8.3%
Health Care	7.8%
Communication Services	4.8%
Industrials	2.5%
Real Estate	1.1%
Utilities	0.7%
Other Assets less Liabilities‡	-3.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Infosys Ltd.	9.2%
Reliance Industries Ltd.	8.3%
Housing Development Finance Corp., Ltd.	7.4%
ICICI Bank Ltd.	5.3%
Hindustan Unilever Ltd.	3.9%
Kotak Mahindra Bank Ltd.	3.5%
Bajaj Finance Ltd.	3.3%
Bharti Airtel Ltd.	2.9%
Axis Bank Ltd.	2.6%
Asian Paints Ltd.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,186.60	0.58%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	18.66%	48.31%	16.44%
Fund Market Price Returns	17.11%	45.84%	15.65%
WisdomTree India ex-State-Owned Enterprises Index	20.84%	57.51%	20.83%
MSCI India Index	20.35%	53.12%	16.57%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on its fundamentals or share price behavior.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (concluded)

advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	CNY	Chinese yuan	MYR	Malaysian ringgit
BRL	Brazilian real	HKD	Hong Kong dollar	PHP	Philippine peso
CAD	Canadian dollar	INR	Indian rupee	SEK	Swedish krona
CHF	Swiss franc	KRW	South Korean won	TWD	New Taiwan dollar
CLP	Chilean peso	MXN	Mexican peso	USD	U.S. Dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

16	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

China – 99.8%

Air Freight & Logistics – 1.4%

SF Holding Co., Ltd., Class A	536,061	$5,421,042

ZTO Express Cayman, Inc., ADR	265,035	8,125,973

Total Air Freight & Logistics		13,547,015

Auto Components – 0.6%

Fuyao Glass Industry Group Co., Ltd., Class A	391,267	2,558,132

Fuyao Glass Industry Group Co., Ltd., Class H(a)	317,600	1,699,247

Minth Group Ltd.	372,000	1,271,117

Tianneng Power International Ltd.(b)	342,000	383,092

Total Auto Components		5,911,588

Automobiles – 5.3%

BYD Co., Ltd., Class A	201,688	7,787,373

BYD Co., Ltd., Class H	340,500	10,628,802

Geely Automobile Holdings Ltd.	2,388,000	6,856,031

Great Wall Motor Co., Ltd., Class H	1,210,500	4,462,802

NIO, Inc., ADR*	568,169	20,243,861

Yadea Group Holdings Ltd.(a)	338,000	552,287

Total Automobiles		50,531,156

Banks – 1.6%

China Minsheng Banking Corp., Ltd., Class A	9,695,536	5,866,398

China Minsheng Banking Corp., Ltd., Class H(b)	3,700,100	1,487,712

Ping An Bank Co., Ltd., Class A	2,706,900	7,510,614

Total Banks		14,864,724

Biotechnology – 3.4%

BeiGene Ltd.*	379,800	10,782,219

Chongqing Zhifei Biological Products Co., Ltd., Class A	193,700	4,765,653

Hualan Biological Engineering, Inc., Class A	323,625	1,397,234

Innovent Biologics, Inc.*(a)	520,000	5,043,258

Shenzhen Kangtai Biological Products Co., Ltd., Class A	117,600	2,004,177

Walvax Biotechnology Co., Ltd., Class A	445,800	4,358,556

Zai Lab Ltd., ADR*(b)	38,687	4,077,223

Total Biotechnology		32,428,320

Building Products – 0.5%

China Lesso Group Holdings Ltd.	670,000	1,074,114

Xinyi Glass Holdings Ltd.	1,257,000	3,762,288

Total Building Products		4,836,402

Capital Markets – 1.7%

East Money Information Co., Ltd., Class A	2,450,714	13,034,523

Futu Holdings Ltd., ADR*(b)	35,062	3,191,343

Total Capital Markets		16,225,866

Communications Equipment – 0.2%

BYD Electronic International Co., Ltd.(b)	368,000	1,297,631

Shenzhen Sunway Communication Co., Ltd., Class A	260,200	907,578

Total Communications Equipment		2,205,209

Construction & Engineering – 0.5%

China Conch Venture Holdings Ltd.	936,363	4,336,211

Construction Materials – 0.3%

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	381,300	2,615,107

Diversified Consumer Services – 0.3%

Fu Shou Yuan International Group Ltd.	774,000	645,277

Gaotu Techedu, Inc., ADR*(b)	46,411	142,482

Koolearn Technology Holding Ltd.*(a)	202,500	109,513

New Oriental Education & Technology Group, Inc., ADR*	696,853	1,428,549

TAL Education Group, ADR*	193,164	934,914

Total Diversified Consumer Services		3,260,735

Electrical Equipment – 2.3%

Contemporary Amperex Technology Co., Ltd., Class A	271,059	22,052,080

Electronic Equipment, Instruments & Components – 3.3%

AAC Technologies Holdings, Inc.(b)	412,000	1,966,151

GoerTek, Inc., Class A	753,000	5,022,214

Kingboard Holdings Ltd.	398,000	1,802,201

Lens Technology Co., Ltd., Class A	572,200	1,852,390

Luxshare Precision Industry Co., Ltd., Class A	1,341,476	7,413,029

Sunny Optical Technology Group Co., Ltd.	397,700	10,462,765

Wingtech Technology Co., Ltd., Class A	196,300	2,845,099

Total Electronic Equipment, Instruments & Components		31,363,849

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment – 3.8%

Alibaba Pictures Group Ltd.*(b)	6,470,000	731,388

Bilibili, Inc., ADR*(b)	127,114	8,411,133

DouYu International Holdings Ltd., ADR*	58,067	191,040

HUYA, Inc., ADR*	54,882	457,716

iQIYI, Inc., ADR*(b)	195,448	1,569,448

Kingsoft Corp., Ltd.(b)	511,200	2,038,982

NetEase, Inc., ADR	223,868	19,118,327

Tencent Music Entertainment Group, ADR*	378,511	2,744,205

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	416,300	1,352,203

Total Entertainment		36,614,442

Food & Staples Retailing – 0.1%

Sun Art Retail Group Ltd.(b)	1,296,000	599,333

Food Products – 5.2%

China Feihe Ltd.(a)	1,707,000	2,881,309

Dali Foods Group Co., Ltd.(a)	1,037,500	626,393

Foshan Haitian Flavouring & Food Co., Ltd., Class A	378,051	6,435,259

Guangdong Haid Group Co., Ltd., Class A	240,403	2,507,395

Henan Shuanghui Investment & Development Co., Ltd., Class A	332,700	1,397,802

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2021

Investments	Shares	Value

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,602,600	$9,349,523

Muyuan Foods Co., Ltd., Class A	742,974	5,967,109

New Hope Liuhe Co., Ltd., Class A*	653,900	1,493,553

Tingyi Cayman Islands Holding Corp.	1,024,000	1,904,712

Tongwei Co., Ltd., Class A	701,858	5,532,624

Uni-President China Holdings Ltd.	793,000	754,835

Want Want China Holdings Ltd.	3,499,000	2,647,404

Wens Foodstuffs Group Co., Ltd., Class A	1,666,000	3,730,495

WH Group Ltd.(a)	4,796,683	3,419,754

Yihai International Holding Ltd.*(b)	252,000	1,403,300

Total Food Products		50,051,467

Gas Utilities – 0.8%

ENN Energy Holdings Ltd.	462,200	7,623,526

Health Care Equipment & Supplies – 1.5%

AK Medical Holdings Ltd.(a)	286,000	398,251

Microport Scientific Corp.	378,700	2,135,604

Shandong Weigao Group Medical Polymer Co., Ltd., Class H(b)	1,412,000	2,524,846

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	149,874	8,938,888

Venus MedTech Hangzhou, Inc., Class H*(a)(b)	159,500	823,659

Total Health Care Equipment & Supplies		14,821,248

Health Care Providers & Services – 1.1%

Aier Eye Hospital Group Co., Ltd., Class A	662,758	5,476,703

Jinxin Fertility Group Ltd.*(a)(b)	822,500	1,225,617

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	162,800	1,058,195

Topchoice Medical Corp., Class A*	65,000	3,037,890

Total Health Care Providers & Services		10,798,405

Hotels, Restaurants & Leisure – 3.0%

Haidilao International Holding Ltd.(a)(b)	442,000	1,689,158

Huazhu Group Ltd., ADR*(b)	78,107	3,581,987

Jiumaojiu International Holdings Ltd.(a)(b)	351,000	1,061,840

MGM China Holdings Ltd.*(b)	402,400	250,187

Tongcheng-Elong Holdings Ltd.*	549,600	1,328,701

Trip.com Group Ltd., ADR*	248,598	7,644,388

Yum China Holdings, Inc.	219,249	12,740,559

Total Hotels, Restaurants & Leisure		28,296,820

Household Durables – 1.5%

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,191,900	7,147,176

Haier Smart Home Co., Ltd., Class A	1,061,000	4,293,486

TCL Technology Group Corp., Class A	3,146,300	3,047,877

Total Household Durables		14,488,539

Industrial Conglomerates – 0.2%

Fosun International Ltd.	1,337,500	1,627,064

Insurance – 4.9%

Ping An Insurance Group Co. of China Ltd., Class A	2,874,794	21,513,743

Ping An Insurance Group Co. of China Ltd., Class H	3,491,500	23,883,203

ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	349,300	1,438,095

Total Insurance		46,835,041

Interactive Media & Services – 14.9%

Autohome, Inc., ADR	33,487	1,571,545

Baidu, Inc., ADR*	154,357	23,732,389

Hello Group, Inc., ADR	99,570	1,053,451

JOYY, Inc., ADR(b)	34,531	1,893,335

Tencent Holdings Ltd.	1,902,900	112,785,810

Weibo Corp., ADR*(b)	32,739	1,554,775

Total Interactive Media & Services		142,591,305

Internet & Direct Marketing Retail – 16.5%

Alibaba Group Holding Ltd.*	3,005,300	54,896,965

Baozun, Inc., ADR*(b)	20,529	359,873

JD.com, Inc., ADR*	442,502	31,966,345

Meituan, Class B*(a)	1,585,200	50,215,529

Pinduoduo, Inc., ADR*	204,578	18,549,087

Vipshop Holdings Ltd., ADR*	183,703	2,046,452

Total Internet & Direct Marketing Retail		158,034,251

IT Services – 0.6%

Chinasoft International Ltd.*	1,310,000	2,315,531

GDS Holdings Ltd., ADR*	68,702	3,889,220

Total IT Services		6,204,751

Life Sciences Tools & Services – 6.1%

Genscript Biotech Corp.*	686,000	2,643,664

Hangzhou Tigermed Consulting Co., Ltd., Class A	145,367	3,914,155

Pharmaron Beijing Co., Ltd., Class H(a)	71,200	1,703,938

WuXi AppTec Co., Ltd., Class A	636,147	15,041,938

WuXi AppTec Co., Ltd., Class H(a)	207,795	4,860,780

Wuxi Biologics Cayman, Inc.*(a)	1,835,000	29,818,618

Total Life Sciences Tools & Services		57,983,093

Machinery – 1.3%

Haitian International Holdings Ltd.	357,000	1,102,921

Sany Heavy Industry Co., Ltd., Class A	1,802,848	7,097,398

Shenzhen Inovance Technology Co., Ltd., Class A	479,100	4,670,783

Total Machinery		12,871,102

Marine – 0.3%

SITC International Holdings Co., Ltd.	721,000	2,588,678

Media – 0.5%

China Literature Ltd.*(a)(b)	218,200	1,664,953

Focus Media Information Technology Co., Ltd., Class A	3,005,424	3,404,394

Total Media		5,069,347

Metals & Mining – 0.2%

China Hongqiao Group Ltd.	1,160,000	1,493,092

Oil, Gas & Consumable Fuels – 0.1%

United Energy Group Ltd.(b)	4,426,000	568,555

Paper & Forest Products – 0.2%

Nine Dragons Paper Holdings Ltd.	1,237,000	1,523,875

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2021

Investments	Shares	Value

Personal Products – 0.2%

Hengan International Group Co., Ltd.	390,500	$2,091,790

Pharmaceuticals – 2.9%

China Medical System Holdings Ltd.	786,000	1,433,745

CSPC Pharmaceutical Group Ltd.	4,935,520	5,921,622

Hansoh Pharmaceutical Group Co., Ltd.(a)	628,000	1,597,297

Jiangsu Hengrui Medicine Co., Ltd., Class A	1,242,468	9,657,648

Luye Pharma Group Ltd.*(a)(b)	1,115,607	583,266

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	262,804	2,126,947

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	304,500	1,566,573

Sino Biopharmaceutical Ltd.	6,320,250	5,244,785

Total Pharmaceuticals		28,131,883

Professional Services – 0.1%

51job, Inc., ADR*	18,455	1,283,176

Real Estate Management & Development – 4.1%

A-Living Smart City Services Co., Ltd.(a)(b)	331,000	1,177,792

Agile Group Holdings Ltd.	722,000	675,195

China Aoyuan Group Ltd.(b)	734,000	387,524

CIFI Holdings Group Co., Ltd.	2,718,000	1,850,488

Country Garden Holdings Co., Ltd.(b)	4,352,136	4,500,484

Country Garden Services Holdings Co., Ltd.	1,041,000	8,224,069

Gemdale Corp., Class A	1,450,400	2,513,789

Greentown Service Group Co., Ltd.(b)	790,000	852,447

Guangzhou R&F Properties Co., Ltd., Class H(b)	2,954,000	2,269,199

Hopson Development Holdings Ltd.	349,900	1,245,044

Kaisa Group Holdings Ltd.*	914,000	248,910

KWG Group Holdings Ltd.	862,000	842,661

KWG Living Group Holdings Ltd.	763,000	564,557

Logan Group Co., Ltd.	663,000	693,264

Longfor Group Holdings Ltd.(a)	952,500	4,392,587

Powerlong Real Estate Holdings Ltd.	849,000	638,006

Seazen Group Ltd.*	1,348,000	1,078,795

Shimao Group Holdings Ltd.	757,500	1,387,596

Sunac China Holdings Ltd.	1,521,000	3,243,383

Sunac Services Holdings Ltd.(a)	514,819	1,064,734

Times China Holdings Ltd.	648,000	538,568

Zhenro Properties Group Ltd.(b)	1,403,600	766,290

Total Real Estate Management & Development		39,155,382

Semiconductors & Semiconductor Equipment – 2.8%

Daqo New Energy Corp., ADR*	22,822	1,300,854

Gigadevice Semiconductor Beijing, Inc., Class A	164,712	3,695,611

JinkoSolar Holding Co., Ltd., ADR*(b)	12,942	592,873

LONGi Green Energy Technology Co., Ltd., Class A	1,227,792	15,670,990

Xinyi Solar Holdings Ltd.	2,481,765	5,088,086

Total Semiconductors & Semiconductor Equipment		26,348,414

Software – 1.6%

Glodon Co., Ltd., Class A	273,475	2,819,749

Hundsun Technologies, Inc., Class A	371,368	3,291,777

Kingdee International Software Group Co., Ltd.*(b)	1,372,000	4,591,163

Weimob, Inc.*(a)(b)	1,081,000	1,566,375

Yonyou Network Technology Co., Ltd., Class A	568,313	2,913,614

Total Software		15,182,678

Specialty Retail – 0.7%

China Meidong Auto Holdings Ltd.	277,712	1,394,865

China Yongda Automobiles Services Holdings Ltd.	723,500	1,044,638

GOME Retail Holdings Ltd.*(b)	5,711,000	535,545

Topsports International Holdings Ltd.(a)	1,357,000	1,551,425

Zhongsheng Group Holdings Ltd.	285,100	2,296,284

Total Specialty Retail		6,822,757

Textiles, Apparel & Luxury Goods – 3.2%

ANTA Sports Products Ltd.	541,000	10,201,974

Li Ning Co., Ltd.	1,057,500	12,246,360

Shenzhou International Group Holdings Ltd.	392,900	8,368,112

Total Textiles, Apparel & Luxury Goods		30,816,446
TOTAL COMMON STOCKS (Cost: $1,035,629,529)		954,694,722

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $8,219,432)	8,219,432	8,219,432

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $1,043,848,961)		962,914,154

Other Assets less Liabilities – (0.7)%		(6,637,596)

NET ASSETS – 100.0%		$956,276,558
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,021,658 and the total market value of the collateral held by the Fund was $45,110,483. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $36,891,051.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	10/4/2021	479,324	USD	3,731,266	HKD	$14	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	954,694,722	—	—		954,694,722
Investment of Cash Collateral for Securities Loaned	—	8,219,432	—		8,219,432
Total Investments in Securities	$954,694,722	$8,219,432	$0		$962,914,154
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$14	$—		$14
Total – Net	$954,694,722	$8,219,446	$0		$962,914,168

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.5%

Australia – 0.2%

Lynas Rare Earths Ltd.*	1,702,639	$8,252,640

Brazil – 3.3%

Ambev S.A.	4,165,193	11,695,471

Americanas S.A.*	311,756	1,769,072

Atacadao S.A.	562,739	1,834,177

B3 S.A. – Brasil Bolsa Balcao	7,297,542	17,062,285

Banco Inter S.A.	433,491	3,711,273

BR Malls Participacoes S.A.*	1,834,607	2,720,480

BRF S.A.*	840,165	4,177,003

CCR S.A.	1,130,779	2,428,034

Cia Brasileira de Distribuicao	175,080	827,059

Cia de Locacao das Americas	255,656	1,139,658

Cia Siderurgica Nacional S.A.	830,132	4,376,974

Cogna Educacao*	2,031,964	1,010,593

Cosan S.A.	1,101,677	4,646,174

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	71,645	236,673

Hapvida Participacoes e Investimentos S.A.(a)	788,473	1,966,516

Hypera S.A.	170,786	1,007,371

IRB Brasil Resseguros S.A.	1,039,142	902,043

Localiza Rent a Car S.A.	625,304	6,250,860

Lojas Americanas S.A.	877,887	710,507

Lojas Renner S.A.	901,487	5,694,577

Magazine Luiza S.A.	2,697,751	7,099,736

Natura & Co. Holding S.A.*	858,608	7,180,672

Notre Dame Intermedica Participacoes S.A.	478,766	6,555,586

Petrobras Distribuidora S.A.	1,004,243	4,329,253

Qualicorp Consultoria e Corretora de Seguros S.A.	382,379	1,402,807

Raia Drogasil S.A.	1,358,763	5,827,652

Rumo S.A.*	1,181,678	3,641,170

Sendas Distribuidora S.A.	875,398	3,058,889

Sul America S.A.	347,956	1,627,102

Suzano S.A.*	522,290	5,225,871

TOTVS S.A.	392,303	2,599,082

Ultrapar Participacoes S.A.	967,882	2,618,250

Via S/A*	1,201,383	1,699,914

WEG S.A.	1,628,076	11,841,042

YDUQS Participacoes S.A.	276,458	1,205,499

Total Brazil		140,079,325

Chile – 0.4%

Banco de Chile	48,470,569	4,463,923

Banco Santander Chile	79,802,398	3,992,085

Cencosud S.A.	483,801	934,006

Empresas CMPC S.A.	567,816	1,068,238

Empresas COPEC S.A.	266,928	2,211,802

Enel Americas S.A.	10,370,855	1,225,043

Enel Chile S.A.	64,373,136	3,043,497

Falabella S.A.	262,481	917,811

Total Chile		17,856,405

China – 31.4%

51job, Inc., ADR*	23,256	1,616,990

A-Living Smart City Services Co., Ltd.(a)	278,000	989,203

AAC Technologies Holdings, Inc.	508,000	2,424,284

Aier Eye Hospital Group Co., Ltd., Class A	483,019	3,991,429

AK Medical Holdings Ltd.(a)	140,000	194,948

Alibaba Group Holding Ltd.*	10,664,632	194,807,817

Alibaba Pictures Group Ltd.*(b)	20,860,000	2,358,076

ANTA Sports Products Ltd.	987,300	18,618,132

Autohome, Inc., ADR	89,407	4,195,871

Baidu, Inc., ADR*	199,745	30,710,794

BeiGene Ltd.*	436,600	12,394,726

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	136,167	933,888

Bilibili, Inc., ADR*(b)	148,456	9,823,334

BYD Co., Ltd., Class A	80,800	3,119,768

BYD Co., Ltd., Class H	585,500	18,276,544

BYD Electronic International Co., Ltd.(b)	412,500	1,454,545

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Venture Holdings Ltd.	1,713,400	7,934,598

China Feihe Ltd.(a)	1,993,000	3,364,059

China Lesso Group Holdings Ltd.	1,030,000	1,651,250

China Literature Ltd.*(a)(b)	207,000	1,579,493

China Medical System Holdings Ltd.	1,267,000	2,311,138

China Meidong Auto Holdings Ltd.	356,288	1,789,529

China Minsheng Banking Corp., Ltd., Class A	9,949,679	6,020,170

China Minsheng Banking Corp., Ltd., Class H(b)	5,457,000	2,194,114

China Yongda Automobiles Services Holdings Ltd.	1,014,500	1,464,803

Chongqing Zhifei Biological Products Co., Ltd., Class A	98,100	2,413,580

Contemporary Amperex Technology Co., Ltd., Class A	238,317	19,388,345

Country Garden Holdings Co., Ltd.(b)	9,669,935	9,999,547

Country Garden Services Holdings Co., Ltd.	1,103,000	8,713,879

CSPC Pharmaceutical Group Ltd.	8,405,920	10,085,398

Daqo New Energy Corp., ADR*	26,847	1,530,279

DouYu International Holdings Ltd., ADR*	235,260	774,005

East Money Information Co., Ltd., Class A	2,303,218	12,250,041

ENN Energy Holdings Ltd.	686,200	11,318,181

Focus Media Information Technology Co., Ltd., Class A	3,380,300	3,829,035

Foshan Haitian Flavouring & Food Co., Ltd., Class A	319,933	5,445,963

Futu Holdings Ltd., ADR*(b)	42,630	3,880,183

Fuyao Glass Industry Group Co., Ltd., Class A	317,882	2,078,335

Gaotu Techedu, Inc., ADR*(b)	88,475	271,618

GDS Holdings Ltd., ADR*	67,113	3,799,267

Geely Automobile Holdings Ltd.	3,526,000	10,123,268

Genscript Biotech Corp.*	558,000	2,150,386

GoerTek, Inc., Class A	816,390	5,445,000

GOME Retail Holdings Ltd.*(b)	6,969,000	653,513

Great Wall Motor Co., Ltd., Class H	2,041,700	7,527,222

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares	Value

Gree Electric Appliances, Inc. of Zhuhai, Class A	641,800	$3,848,526

Greentown Service Group Co., Ltd.(b)	1,720,000	1,855,960

Guangzhou R&F Properties Co., Ltd., Class H(b)	5,386,400	4,137,716

Haidilao International Holding Ltd.(a)(b)	1,214,300	4,640,597

Hangzhou Tigermed Consulting Co., Ltd., Class A	131,500	3,540,772

Hansoh Pharmaceutical Group Co., Ltd.(a)	606,000	1,541,341

Hello Group, Inc., ADR	111,918	1,184,092

Henan Shuanghui Investment & Development Co., Ltd., Class A	269,000	1,130,173

Hengan International Group Co., Ltd.	583,000	3,122,953

Hualan Biological Engineering, Inc., Class A	397,846	1,717,680

Huazhu Group Ltd., ADR*(b)	99,353	4,556,329

Hundsun Technologies, Inc., Class A	282,832	2,507,001

HUYA, Inc., ADR*	74,314	619,779

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,773,700	10,347,716

Innovent Biologics, Inc.*(a)	609,000	5,906,431

JD.com, Inc., ADR*	683,190	49,353,646

Jiangsu Hengrui Medicine Co., Ltd., Class A	1,335,813	10,383,214

JinkoSolar Holding Co., Ltd., ADR*(b)	3,258	149,249

Jinxin Fertility Group Ltd.*(a)(b)	678,500	1,011,041

JOYY, Inc., ADR(b)	40,283	2,208,717

Kingboard Holdings Ltd.	665,500	3,013,478

Kingdee International Software Group Co., Ltd.*	2,288,000	7,656,401

Kingsoft Corp., Ltd.	1,048,000	4,180,072

Koolearn Technology Holding Ltd.*(a)(b)	110,500	59,759

Lens Technology Co., Ltd., Class A	225,018	728,454

Li Ning Co., Ltd.	1,713,500	19,843,156

Longfor Group Holdings Ltd.(a)	1,918,000	8,845,125

LONGi Green Energy Technology Co., Ltd., Class A	847,680	10,819,409

Meituan, Class B*(a)	2,349,000	74,410,975

Microport Scientific Corp.	354,900	2,001,389

Minth Group Ltd.	328,000	1,120,770

Muyuan Foods Co., Ltd., Class A	581,476	4,670,056

NetEase, Inc., ADR	310,284	26,498,254

New Oriental Education & Technology Group, Inc., ADR*	985,898	2,021,091

NIO, Inc., ADR*	809,472	28,841,487

Pinduoduo, Inc., ADR*	291,155	26,399,024

Ping An Bank Co., Ltd., Class A	2,707,226	7,511,519

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	249,100	1,619,143

Ping An Insurance Group Co. of China Ltd., Class A	2,012,400	15,059,951

Ping An Insurance Group Co. of China Ltd., Class H	4,315,000	29,516,260

Sany Heavy Industry Co., Ltd., Class A	2,226,436	8,764,967

SF Holding Co., Ltd., Class A	249,973	2,527,910

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,403,000	6,085,021

Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	708,500	3,645,048

Shenzhen Inovance Technology Co., Ltd., Class A	264,400	2,577,656

Shenzhen Kangtai Biological Products Co., Ltd., Class A	77,400	1,319,075

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	94,000	5,606,413

Shenzhou International Group Holdings Ltd.	680,300	14,489,250

Shimao Group Holdings Ltd.	1,725,000	3,159,872

Sino Biopharmaceutical Ltd.	8,920,000	7,402,157

Sun Art Retail Group Ltd.(b)	1,678,500	776,220

Sunac China Holdings Ltd.	2,676,000	5,706,307

Sunny Optical Technology Group Co., Ltd.	541,100	14,235,358

TAL Education Group, ADR*	27,051	130,927

TCL Technology Group Corp., Class A	5,469,100	5,298,015

Tencent Holdings Ltd.	4,020,400	238,291,068

Tencent Music Entertainment Group, ADR*	427,143	3,096,787

Tianneng Power International Ltd.(b)	380,000	425,658

Tingyi Cayman Islands Holding Corp.	2,216,000	4,121,917

Tongcheng-Elong Holdings Ltd.*	1,217,600	2,943,643

Tongwei Co., Ltd., Class A	1,004,358	7,917,179

Trip.com Group Ltd., ADR*	352,163	10,829,012

United Energy Group Ltd.(b)	8,304,000	1,066,715

Venus MedTech Hangzhou, Inc., Class H*(a)(b)	263,500	1,360,716

Vipshop Holdings Ltd., ADR*	271,881	3,028,754

Walvax Biotechnology Co., Ltd., Class A	471,000	4,604,935

Want Want China Holdings Ltd.	3,601,000	2,724,578

Weimob, Inc.*(a)(b)	2,525,000	3,658,739

WH Group Ltd.(a)	8,946,730	6,378,495

Wingtech Technology Co., Ltd., Class A	117,370	1,701,117

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,005	838,038

WuXi AppTec Co., Ltd., Class A	516,573	12,214,565

Wuxi Biologics Cayman, Inc.*(a)	2,495,000	40,543,570

Xinyi Glass Holdings Ltd.	2,280,000	6,824,199

Xinyi Solar Holdings Ltd.	2,959,753	6,068,052

Yadea Group Holdings Ltd.(a)	210,000	343,137

Yihai International Holding Ltd.*(b)	168,000	935,533

Yonyou Network Technology Co., Ltd., Class A	500,300	2,564,926

Yum China Holdings, Inc.	360,479	20,947,435

Zai Lab Ltd., ADR*	44,553	4,695,441

ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	319,100	1,313,759

Zhongsheng Group Holdings Ltd.	303,000	2,440,457

ZTO Express Cayman, Inc., ADR	405,343	12,427,816

Total China		1,330,505,691

Hungary – 0.4%

MOL Hungarian Oil & Gas PLC	350,974	2,926,023

OTP Bank Nyrt*	210,549	12,363,312

Total Hungary		15,289,335

India – 15.9%

Aarti Industries Ltd.	273,438	3,425,366

Adani Green Energy Ltd.*	302,104	4,666,632

Alkem Laboratories Ltd.	30,553	1,638,528

Apollo Hospitals Enterprise Ltd.	123,139	7,434,707

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares	Value

Ashok Leyland Ltd.	3,272,756	$5,899,360

Asian Paints Ltd.	371,004	16,217,414

Astral Ltd.	142,796	4,156,094

Atul Ltd.	28,201	3,595,074

AU Small Finance Bank Ltd.*(a)	141,145	2,213,843

Aurobindo Pharma Ltd.	234,117	2,286,053

Avenue Supermarts Ltd.*(a)	151,078	8,650,591

Axis Bank Ltd.*	1,677,393	17,322,496

Bajaj Finance Ltd.	219,842	22,710,861

Bandhan Bank Ltd.(a)	563,196	2,147,243

Bata India Ltd.	2,403	57,565

Bharat Forge Ltd.	371,572	3,691,567

Bharti Airtel Ltd.	1,887,510	17,502,585

Biocon Ltd.*	188,003	918,645

Britannia Industries Ltd.	108,419	5,767,959

Cipla Ltd.	433,358	5,742,202

Coromandel International Ltd.	171,036	1,830,582

Crompton Greaves Consumer Electricals Ltd.	620,438	4,002,934

Divi’s Laboratories Ltd.	122,965	7,949,509

Dr. Reddy’s Laboratories Ltd.	104,337	6,860,498

Eicher Motors Ltd.	162,519	6,109,064

Emami Ltd.	248,638	1,922,713

Escorts Ltd.	82,753	1,650,099

Exide Industries Ltd.	22,977	55,177

Godrej Consumer Products Ltd.*	392,150	5,441,047

Godrej Properties Ltd.*	157,766	4,913,802

Grasim Industries Ltd.	303,000	6,814,770

HCL Technologies Ltd.	909,772	15,682,850

HDFC Life Insurance Co., Ltd.(a)	766,579	7,460,532

Hero MotoCorp., Ltd.	123,209	4,701,620

Hindustan Unilever Ltd.	672,384	24,474,044

Housing Development Finance Corp., Ltd.	1,335,666	49,561,481

ICICI Bank Ltd., ADR	1,362,139	25,703,563

ICICI Lombard General Insurance Co., Ltd.(a)	235,502	5,043,015

ICICI Prudential Life Insurance Co., Ltd.(a)	433,944	3,927,726

Indus Towers Ltd.	950,370	3,952,433

Info Edge India Ltd.	58,160	5,039,241

Infosys Ltd., ADR	2,598,783	57,822,922

Ipca Laboratories Ltd.	69,400	2,254,524

Jindal Steel & Power Ltd.*	337,058	1,767,537

Kotak Mahindra Bank Ltd.	867,547	23,439,635

Laurus Labs Ltd.(a)	256,038	2,126,363

Lupin Ltd.	260,455	3,339,045

Mahindra & Mahindra Ltd.	888,935	9,617,180

Maruti Suzuki India Ltd.	109,967	10,871,218

Max Financial Services Ltd.*	217,751	2,975,512

Motherson Sumi Systems Ltd.	1,962,330	5,973,372

Navin Fluorine International Ltd.	40,128	1,992,006

Nestle India Ltd.	34,692	9,088,344

Page Industries Ltd.	6,732	2,875,449

PI Industries Ltd.	89,321	3,824,639

Piramal Enterprises Ltd.	158,985	5,559,843

Reliance Industries Ltd., GDR(a)	2,134	145,325

Reliance Industries Ltd., GDR(a)(b)	1,122,092	76,414,465

Shriram Transport Finance Co., Ltd.	170,372	2,981,209

Sun Pharmaceutical Industries Ltd.	921,872	10,162,295

Sundaram Finance Ltd.	133,419	4,403,982

Supreme Industries Ltd.	114,351	3,596,485

Tata Consumer Products Ltd.	488,123	5,350,266

Tata Motors Ltd.*	1,391,990	6,251,320

Tata Steel Ltd.	888,935	15,435,631

Tech Mahindra Ltd.	538,833	10,022,065

Titan Co., Ltd.	367,073	10,690,873

Torrent Pharmaceuticals Ltd.	79,144	3,289,870

Trent Ltd.	179,547	2,481,402

UltraTech Cement Ltd.	116,725	11,630,592

United Spirits Ltd.*	370,450	4,257,599

UPL Ltd.	536,358	5,113,746

Vedanta Ltd.	2,171,503	8,415,114

Vodafone Idea Ltd.*	7,667,706	1,229,271

Voltas Ltd.	310,241	5,090,958

Wipro Ltd.	1,125,591	9,615,537

Zee Entertainment Enterprises Ltd.	1,197,182	4,890,177

Total India		674,137,256

Indonesia – 1.5%

Astra International Tbk PT	21,532,900	8,274,652

Bank Central Asia Tbk PT	11,673,000	28,545,327

Barito Pacific Tbk PT	26,993,300	1,819,985

Chandra Asri Petrochemical Tbk PT	2,813,400	1,415,300

Charoen Pokphand Indonesia Tbk PT	10,071,900	4,521,359

Indocement Tunggal Prakarsa Tbk PT	3,000,900	2,201,534

Indofood Sukses Makmur Tbk PT	5,722,600	2,538,935

Kalbe Farma Tbk PT	28,793,300	2,876,815

Merdeka Copper Gold Tbk PT*	11,068,600	1,948,847

Sarana Menara Nusantara Tbk PT	37,176,100	3,441,630

United Tractors Tbk PT	1,795,400	3,261,513

Total Indonesia		60,845,897

Malaysia – 1.3%

Dialog Group Bhd	12,257,500	6,997,593

Genting Malaysia Bhd	5,282,400	3,785,310

Hartalega Holdings Bhd	3,112,100	4,571,698

Hong Leong Bank Bhd	2,437,008	11,001,899

Nestle Malaysia Bhd	297,200	9,448,781

Press Metal Aluminium Holdings Bhd	8,241,700	11,299,978

QL Resources Bhd	2,291,925	2,945,314

Top Glove Corp. Bhd	9,008,900	6,197,452

Total Malaysia		56,248,025

Mexico – 2.0%

Alfa S.A.B. de C.V., Class A	5,458,835	3,802,279

America Movil S.A.B. de C.V., Series L	18,271,203	16,239,488

Cemex S.A.B. de C.V., Series CPO*	10,730,232	7,776,931

Fibra Uno Administracion S.A. de C.V.	3,694,014	4,207,448

Fomento Economico Mexicano S.A.B. de C.V.	1,561,010	13,618,235

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	155,269	914,934

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	287,016	3,352,769

Grupo Bimbo S.A.B. de C.V., Series A	627,763	1,773,485

Grupo Elektra S.A.B. de C.V.	81,118	6,195,600

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares	Value

Grupo Financiero Banorte S.A.B. de C.V., Class O	1,602,707	$10,341,983

Grupo Televisa S.A.B., Series CPO	1,778,908	3,941,488

Wal-Mart de Mexico S.A.B. de C.V.	3,970,334	13,552,996

Total Mexico		85,717,636

Philippines – 0.8%

Ayala Corp.	70,110	1,122,915

Ayala Land, Inc.	3,567,900	2,343,161

Bank of the Philippine Islands	651,180	1,039,769

BDO Unibank, Inc.	271,200	588,016

Globe Telecom, Inc.	12,955	757,846

JG Summit Holdings, Inc.	1,010,820	1,288,047

Jollibee Foods Corp.	666,780	2,679,669

PLDT, Inc.	40,140	1,322,000

Puregold Price Club, Inc.	2,364,500	2,062,738

SM Investments Corp.	459,895	8,925,623

SM Prime Holdings, Inc.	15,113,700	9,703,464

Universal Robina Corp.	1,138,680	3,033,652

Total Philippines		34,866,900

Poland – 0.7%

Asseco Poland S.A.	134,353	2,963,632

Bank Polska Kasa Opieki S.A.	80,950	2,100,572

CD Projekt S.A.	79,712	3,849,861

Cyfrowy Polsat S.A.	583,789	5,230,397

LPP S.A.	2,042	7,610,098

Orange Polska S.A.*	1,197,923	2,422,240

Santander Bank Polska S.A.*	72,527	5,482,557

Total Poland		29,659,357

Russia – 3.6%

Lukoil PJSC, ADR	547,478	52,459,342

Mail.ru Group Ltd., GDR*(c)	186,767	3,843,665

Mobile TeleSystems PJSC, ADR	865,980	8,348,047

Novatek PJSC, GDR(c)	126,751	33,474,939

Novolipetsk Steel PJSC, GDR	105,643	3,141,823

Petropavlovsk PLC*(b)	3,733,254	1,032,922

Polyus PJSC, GDR(c)	83,706	6,880,633

Severstal PAO, GDR(c)	132,223	2,784,617

X5 Retail Group N.V., GDR(c)	185,111	6,010,554

Yandex N.V., Class A*(b)	448,272	35,722,796

Total Russia		153,699,338

South Africa – 4.2%

Absa Group Ltd.	645,352	6,548,746

Anglo American Platinum Ltd.	23,430	2,031,394

AngloGold Ashanti Ltd.	290,951	4,597,200

Aspen Pharmacare Holdings Ltd.(b)	376,545	6,780,813

AVI Ltd.	515,357	2,930,461

Bid Corp., Ltd.*	297,255	6,374,040

Capitec Bank Holdings Ltd.	71,346	8,626,488

Clicks Group Ltd.	241,916	4,465,276

Discovery Ltd.*	376,193	3,422,619

FirstRand Ltd.	4,370,944	18,741,748

Foschini Group Ltd. (The)*	268,605	2,437,887

Gold Fields Ltd.	666,583	5,462,037

Growthpoint Properties Ltd.	5,575,203	5,299,130

Impala Platinum Holdings Ltd.	570,388	6,508,375

Investec PLC	772,114	3,318,371

Mediclinic International PLC*	453,392	1,920,248

Mr. Price Group Ltd.	88,732	1,186,750

MultiChoice Group	302,096	2,292,476

Naspers Ltd., Class N	168,782	27,963,178

Nedbank Group Ltd.	482,978	5,619,816

Netcare Ltd.*	4,185,562	4,506,886

Northam Platinum Holdings Ltd.*	358,362	4,271,284

Old Mutual Ltd.	1,492,052	1,643,290

Pick n Pay Stores Ltd.	447,302	1,694,664

Sanlam Ltd.	1,847,363	7,848,684

Shoprite Holdings Ltd.(b)	402,521	4,782,362

Sibanye Stillwater Ltd.	2,030,371	6,278,023

SPAR Group Ltd. (The)	224,936	2,936,652

Standard Bank Group Ltd.	1,143,069	10,878,340

Tiger Brands Ltd.	161,867	2,014,811

Vodacom Group Ltd.	254,616	2,437,680

Total South Africa		175,819,729

South Korea – 15.2%

Alteogen, Inc.*	22,915	1,405,092

Amorepacific Corp.	24,893	3,752,872

Cellivery Therapeutics, Inc.*	9,634	431,252

Celltrion Healthcare Co., Ltd.*	65,175	6,022,082

Celltrion Pharm, Inc.*	13,378	1,653,042

Celltrion, Inc.*	68,311	14,971,879

CJ CheilJedang Corp.	1,097	379,410

Coway Co., Ltd.	70,711	4,431,382

DB Insurance Co., Ltd.	70,606	3,792,687

Dongsuh Cos., Inc.	74,166	1,829,094

Doosan Fuel Cell Co., Ltd.*(b)	36,029	1,579,312

Doosan Heavy Industries & Construction Co., Ltd.*	136,875	2,375,660

Douzone Bizon Co., Ltd.	15,494	1,257,579

E-Mart, Inc.	21,241	2,951,135

Ecopro BM Co., Ltd.	9,150	3,608,995

Fila Holdings Corp.	48,364	1,742,166

GeneOne Life Science, Inc.*	31,133	901,910

Genexine, Inc.*	13,260	799,632

Green Cross Corp.	5,811	1,626,982

GS Engineering & Construction Corp.	132,584	4,787,133

Hana Financial Group, Inc.	291,269	11,414,596

Hanjin Kal Corp.*	14,369	742,722

Hanmi Pharm Co., Ltd.	11,253	2,613,661

Hanmi Science Co., Ltd.	33,931	1,779,658

Hanon Systems	269,525	3,562,556

Hanwha Solutions Corp.*	134,176	5,076,930

HLB Life Science Co., Ltd.*	84,795	1,332,084

HLB, Inc.*(b)	69,089	3,296,899

Hyundai Glovis Co., Ltd.	21,337	3,000,516

Hyundai Heavy Industries Holdings Co., Ltd.	87,865	4,801,407

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares	Value

Hyundai Marine & Fire Insurance Co., Ltd.	129,065	$2,774,243

Hyundai Motor Co.	106,802	18,040,878

Hyundai Steel Co.	86,474	3,458,230

Kakao Corp.	202,481	20,179,694

KB Financial Group, Inc.	320,850	14,985,646

Kia Corp.	210,724	14,451,680

KMW Co., Ltd.*(b)	43,848	1,486,906

Korea Investment Holdings Co., Ltd.	20,915	1,524,463

Korea Shipbuilding & Offshore Engineering Co., Ltd.*	23,337	2,010,451

LG Chem Ltd.	32,499	21,300,020

LG Corp.	99,830	7,841,377

LG Electronics, Inc.	83,055	8,943,845

LG Household & Health Care Ltd.	6,809	7,688,879

LG Innotek Co., Ltd.	14,747	2,596,917

Lotte Chemical Corp.	12,599	2,569,813

Lotte Corp.	92,035	2,619,577

LX Holdings Corp.*	47,794	383,886

Macquarie Korea Infrastructure Fund	247,009	2,670,368

Mando Corp.*(b)	53,881	2,598,484

Mezzion Pharma Co., Ltd.*	6,725	951,383

NAVER Corp.	94,156	30,855,176

NCSoft Corp.	12,041	6,132,367

Netmarble Corp.(a)	35,663	3,554,252

OCI Co., Ltd.*	10,171	1,383,050

Orion Corp.	5,290	524,979

Pearl Abyss Corp.*	48,688	3,306,178

POSCO	65,829	18,347,610

POSCO Chemical Co., Ltd.	29,026	4,339,191

S-Oil Corp.	45,898	4,264,172

Samsung Biologics Co., Ltd.*(a)	11,474	8,469,828

Samsung Electro-Mechanics Co., Ltd.	47,238	7,081,710

Samsung Electronics Co., Ltd.	3,440,512	215,322,584

Samsung Fire & Marine Insurance Co., Ltd.	21,486	4,264,535

Samsung Heavy Industries Co., Ltd.*(b)	142,105	744,131

Samsung Life Insurance Co., Ltd.	67,069	4,157,825

Samsung SDI Co., Ltd.	39,007	23,654,583

Samsung SDS Co., Ltd.	34,663	4,698,827

Shinhan Financial Group Co., Ltd.	442,476	15,097,999

Shinsegae, Inc.	10,146	2,257,999

SK Chemicals Co., Ltd.	9,817	2,354,753

SK Hynix, Inc.	295,831	25,735,298

SK Innovation Co., Ltd.*	39,016	8,732,466

SK Telecom Co., Ltd.	38,205	10,454,747

Yuhan Corp.	15,587	809,629

Total South Korea		643,540,954

Taiwan – 17.4%

Accton Technology Corp.	391,000	3,690,996

Airtac International Group	73,000	2,292,672

Alchip Technologies Ltd.	97,000	3,230,954

ASE Technology Holding Co., Ltd.	3,149,062	12,320,230

Asia Cement Corp.	1,000,000	1,636,726

ASMedia Technology, Inc.	24,000	1,438,596

Asustek Computer, Inc.	1,053,000	12,302,417

AU Optronics Corp.	10,721,000	6,791,897

Catcher Technology Co., Ltd.	852,000	5,122,306

Cathay Financial Holding Co., Ltd.	8,733,854	18,150,792

Chailease Holding Co., Ltd.	1,200,702	10,601,845

Cheng Loong Corp.	278,000	355,726

Cheng Shin Rubber Industry Co., Ltd.	714,000	909,783

Chicony Electronics Co., Ltd.	1,068,240	2,952,369

Chroma ATE, Inc.	316,000	1,996,231

Compeq Manufacturing Co., Ltd.	904,000	1,210,287

CTBC Financial Holding Co., Ltd.	22,084,672	18,152,545

Delta Electronics, Inc.	1,316,500	11,907,826

E.Sun Financial Holding Co., Ltd.	14,063,848	13,276,115

Evergreen Marine Corp. Taiwan Ltd.	2,082,000	9,415,911

Far Eastern International Bank	3,865,974	1,450,061

Far Eastern New Century Corp.	4,486,080	4,806,428

Feng TAY Enterprise Co., Ltd.	645,000	4,977,477

Formosa Chemicals & Fibre Corp.	4,592,000	13,828,496

Formosa Petrochemical Corp.	298,000	1,061,058

Formosa Plastics Corp.	4,494,000	18,307,963

Fubon Financial Holding Co., Ltd.	7,736,500	21,298,597

Genius Electronic Optical Co., Ltd.	35,000	517,579

Giant Manufacturing Co., Ltd.	120,000	1,371,835

Great Wall Enterprise Co., Ltd.	379,040	746,910

Hon Hai Precision Industry Co., Ltd.	9,089,068	34,254,667

Hotai Motor Co., Ltd.	194,000	4,073,509

Innolux Corp.	11,878,000	7,247,752

Inventec Corp.	2,012,000	1,863,197

King Yuan Electronics Co., Ltd.	1,955,000	2,873,504

Largan Precision Co., Ltd.	79,000	6,209,867

Lien Hwa Industrial Holdings Corp.	866,100	1,740,873

Lite-On Technology Corp.	1,247,000	2,797,419

Macronix International Co., Ltd.	1,505,000	1,990,605

MediaTek, Inc.	1,069,000	34,724,610

Merida Industry Co., Ltd.	78,000	818,901

Micro-Star International Co., Ltd.	1,072,000	4,982,825

Nan Ya Plastics Corp.	5,483,000	18,007,376

Novatek Microelectronics Corp.	468,000	6,887,170

Pegatron Corp.	1,578,000	3,794,835

Pou Chen Corp.	3,082,000	3,733,512

Powertech Technology, Inc.	1,136,000	4,260,943

President Chain Store Corp.	96,000	964,807

Quanta Computer, Inc.	2,318,000	6,448,018

Realtek Semiconductor Corp.	307,000	5,460,006

Shanghai Commercial & Savings Bank Ltd. (The)	3,085,000	4,916,423

Synnex Technology International Corp.	2,221,000	4,161,311

Taishin Financial Holding Co., Ltd.	2,899,510	1,883,711

Taiwan Cement Corp.	6,565,104	12,017,742

Taiwan Mobile Co., Ltd.	3,035,000	10,773,730

Taiwan Semiconductor Manufacturing Co., Ltd.	13,414,000	279,252,705

Tripod Technology Corp.	410,000	1,640,854

Uni-President Enterprises Corp.	5,098,160	12,498,136

Unimicron Technology Corp.	1,158,000	5,486,477

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

Investments	Shares		Value

United Microelectronics Corp.	7,833,000		$17,993,647

Voltronic Power Technology Corp.	36,000		2,209,580

Walsin Technology Corp.*	282,000		1,548,644

Winbond Electronics Corp.	3,683,000		3,503,150

Wiwynn Corp.	69,000		2,154,663

Yageo Corp.	311,396		4,945,810

Yuanta Financial Holding Co., Ltd.	12,284,765		10,891,179

Zhen Ding Technology Holding Ltd.	566,000		2,009,203

Total Taiwan			737,143,989

Thailand – 1.7%

Advanced Info Service PCL, NVDR	536,100		3,105,530

B Grimm Power PCL, NVDR	1,669,800		2,023,402

Bangkok Expressway & Metro PCL, NVDR(b)	21,600,500		5,586,061

BTS Group Holdings PCL, NVDR(b)	19,525,200		5,424,468

Bumrungrad Hospital PCL, NVDR	1,040,400		4,351,015

Carabao Group PCL, NVDR(b)	458,800		1,627,191

Central Pattana PCL, NVDR	569,600		892,236

Central Retail Corp. PCL, NVDR	3,667,083		3,630,775

CP ALL PCL, NVDR	3,105,300		5,827,887

Delta Electronics Thailand PCL, NVDR	357,800		4,970,179

Energy Absolute PCL, NVDR	2,668,100		4,829,943

Gulf Energy Development PCL, NVDR	7,035,400		8,629,204

Home Product Center PCL, NVDR(b)	8,524,800		3,426,549

Indorama Ventures PCL, NVDR(b)	992,300		1,305,079

Intouch Holdings PCL, NVDR	2,662,900		6,335,553

Minor International PCL, NVDR*	1,567,100		1,458,952

Muangthai Capital PCL, NVDR(b)	1,236,700		2,129,091

Osotspa PCL, NVDR	2,992,100		3,006,691

Siam Global House PCL, NVDR(b)	3,836,499		2,369,819

True Corp. PCL, NVDR(b)	21,647,100		2,431,180

Total Thailand			73,360,805

Turkey – 0.2%

BIM Birlesik Magazalar AS	681,435		4,901,223

Enka Insaat ve Sanayi AS	3,600,269		4,210,462

Total Turkey			9,111,685

United Kingdom – 0.3%

Avast PLC(a)	748,226		5,693,679

Evraz PLC	851,414		6,823,738

Total United Kingdom			12,517,417
TOTAL COMMON STOCKS (Cost: $3,847,472,748)			4,258,652,384

RIGHTS – 0.0%

India – 0.0%

Bharti Airtel Ltd., expiring 10/21/21*	136,613		282,143

South Korea – 0.0%

Samsung Heavy Industries Co., Ltd., expiring 10/29/21*	48,165		43,527
TOTAL RIGHTS (Cost: $0)			325,670

WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL, expiring 7/22/22*	6,355,740		0

BTS Group Holdings PCL, expiring 9/5/22*(b)	1,059,289		52,597
TOTAL WARRANTS (Cost: $0)			52,597

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24
(Cost: $45,084)	3,280,857	INR	44,465

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $51,749,518)	51,749,518		51,749,518

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $3,899,267,350)			4,310,824,634

Other Assets less Liabilities – (1.7)%			(70,360,523)

NET ASSETS – 100.0%			$4,240,464,111
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $116,157,731 and the total market value of the collateral held by the Fund was $121,599,894. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,850,376.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2021	9,230,774	USD	257,261,671	TWD	$—	$(3,148)
Bank of America N.A.	10/5/2021	2,571,510	USD	20,018,580	HKD	—	(36)
Bank of America N.A.	10/6/2021	8,544,369	USD	10,120,805,735	KRW	—	(3,608)
Bank of America N.A.	10/8/2021	2,641,031	USD	17,053,917	CNY	1,984	—
Citibank N.A.	10/4/2021	110,699	USD	2,271,923	MXN	114	—
Merrill Lynch International	10/4/2021	1,857,665	USD	10,127,618	BRL	—	(989)
Merrill Lynch International	10/4/2021	767,414	USD	3,213,546	MYR	—	(183)
						$2,098	$(7,964)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,330,505,691	$—	$0	*	$1,330,505,691
Other	2,928,146,693	—	—		2,928,146,693
Rights	—	325,670	—		325,670
Warrants	52,597	0	—		52,597
Foreign Corporate Bond	—	44,465	—		44,465
Investment of Cash Collateral for Securities Loaned	—	51,749,518	—		51,749,518
Total Investments in Securities	$4,258,704,981	$52,119,653	$0		$4,310,824,634
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,098	$—		$2,098
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,964)	$—		$(7,964)
Total – Net	$4,258,704,981	$52,113,787	$0		$4,310,818,768
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

Brazil – 7.5%

AES Brasil Energia S.A.	535,734	$1,207,365

Banco do Brasil S.A.	1,039,491	5,513,276

Banco Santander Brasil S.A.	633,461	4,111,934

CCR S.A.	2,220,838	4,768,633

Centrais Eletricas Brasileiras S.A.	631,120	4,460,429

CPFL Energia S.A.	519,217	2,566,117

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	507,025	1,674,916

Engie Brasil Energia S.A.	525,216	3,610,746

Itausa S.A.	872,114	1,807,001

Petrobras Distribuidora S.A.	1,192,040	5,138,839

Porto Seguro S.A.	84,573	767,674

Telefonica Brasil S.A.	2,155	16,955

Transmissora Alianca de Energia Eletrica S.A.	959,199	6,309,107

Vale S.A.	7,303,298	102,186,393

Total Brazil		144,139,385

Chile – 0.9%

AES Andes S.A.	11,481,004	1,347,838

Banco de Chile	53,711,019	4,946,545

Cencosud Shopping S.A.	776,308	908,019

Enel Americas S.A.	79,780,888	9,424,007

Total Chile		16,626,409

China – 20.2%

Agile Group Holdings Ltd.	4,238,000	3,963,266

Agricultural Bank of China Ltd., Class H	30,034,000	10,339,722

Anhui Expressway Co., Ltd., Class A	775,100	797,632

Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	637,600	808,082

Asia Cement China Holdings Corp.	851,000	674,490

BAIC Motor Corp., Ltd., Class H(a)(b)	2,046,500	709,801

Bank of Beijing Co., Ltd., Class A	4,449,749	3,002,237

Bank of Jiangsu Co., Ltd., Class A	2,886,870	2,599,999

Bank of Shanghai Co., Ltd., Class A	2,861,700	3,237,162

Baoshan Iron & Steel Co., Ltd., Class A	3,228,020	4,345,887

Beijing Enterprises Holdings Ltd.	700,000	2,801,025

Bestsun Energy Co., Ltd., Class A	1,330,000	1,193,720

C&D International Investment Group Ltd.(b)	528,000	1,010,604

Canny Elevator Co., Ltd., Class A	366,507	443,519

Central China Real Estate Ltd.(b)	2,302,000	443,565

China Aoyuan Group Ltd.	362,000	191,122

China Cinda Asset Management Co., Ltd., Class H	10,811,000	1,833,161

China Coal Energy Co., Ltd., Class H	3,901,000	2,981,631

China Construction Bank Corp., Class H	75,609,054	54,196,209

China Everbright Environment Group Ltd.	4,830,000	3,648,256

China Fortune Land Development Co., Ltd., Class A*	1,037,660	643,906

China Hongqiao Group Ltd.	2,362,500	3,040,888

China Jinmao Holdings Group Ltd.	6,974,000	2,508,424

China Life Insurance Co., Ltd., Class H	4,617,000	7,579,693

China Lilang Ltd.	1,191,000	693,060

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,381,382	2,766,120

China Overseas Grand Oceans Group Ltd.	2,419,000	1,482,228

China Overseas Land & Investment Ltd.	4,489,500	10,230,868

China Pacific Insurance Group Co., Ltd., Class H	2,263,400	6,730,901

China Power International Development Ltd.	10,394,000	5,514,342

China Railway Group Ltd., Class H	4,588,000	2,286,736

China Resources Cement Holdings Ltd.	4,492,000	4,333,518

China Resources Power Holdings Co., Ltd.(b)	2,742,000	7,907,600

China Sanjiang Fine Chemicals Co., Ltd.	2,883,000	1,011,040

China SCE Group Holdings Ltd.	2,641,000	926,173

China Suntien Green Energy Corp., Ltd., Class H(b)	2,517,000	2,521,963

China Water Affairs Group Ltd.	1,620,000	1,806,324

CIFI Holdings Group Co., Ltd.	5,500,000	3,744,549

CITIC Telecom International Holdings Ltd.	5,318,000	1,810,319

COFCO Joycome Foods Ltd.*(b)	2,527,000	798,548

Country Garden Holdings Co., Ltd.(b)	10,808,850	11,177,284

CPMC Holdings Ltd.	1,435,000	753,939

Daqin Railway Co., Ltd., Class A	2,908,601	2,817,614

Dexin China Holdings Co., Ltd.*	2,055,000	736,507

Dongyue Group Ltd.	1,932,000	4,824,633

Far East Horizon Ltd.(b)	1,613,000	1,636,901

Fufeng Group Ltd.*	2,343,000	830,696

Gemdale Corp., Class A	1,250,909	2,168,037

Genertec Universal Medical Group Co., Ltd.(a)	1,688,000	1,322,706

Greatview Aseptic Packaging Co., Ltd.	2,462,000	917,164

Greenland Holdings Corp., Ltd., Class A	1,135,440	825,819

Greenland Hong Kong Holdings Ltd.	2,906,000	727,933

Guangdong Investment Ltd.	3,258,000	4,252,122

Guangdong Shaoneng Group Co., Ltd., Class A	241,400	218,906

Guangdong Tapai Group Co., Ltd., Class A	422,700	729,340

Guizhou Panjiang Refined Coal Co., Ltd., Class A	646,000	943,686

Hengan International Group Co., Ltd.	825,500	4,421,952

Hexing Electrical Co., Ltd., Class A	315,800	617,706

Hisense Home Appliances Group Co., Ltd., Class H	453,000	491,136

Hopson Development Holdings Ltd.	722,300	2,570,149

Huabao Flavours & Fragrances Co., Ltd., Class A	47,100	314,430

Huafa Industrial Co., Ltd. Zhuhai, Class A	1,415,075	1,256,939

Huaibei Mining Holdings Co., Ltd., Class A	453,700	1,065,770

Huaneng Power International, Inc., Class H(b)	4,194,000	2,257,373

Hunan Valin Steel Co., Ltd., Class A	958,700	983,602

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	300,800	707,064

Industrial & Commercial Bank of China Ltd., Class H	69,359,823	38,579,517

Industrial Bank Co., Ltd., Class A	2,440,100	6,910,058

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,151,000	1,018,813

Jiangsu Expressway Co., Ltd., Class H	1,869,727	1,895,030

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

Investments	Shares	Value

Jingjin Environmental Protection Co., Ltd., Class A	37,000	$187,916

Jinke Properties Group Co., Ltd., Class A	1,000,300	798,735

JNBY Design Ltd.	375,500	653,115

Kunlun Energy Co., Ltd.	5,498,000	5,734,845

KWG Group Holdings Ltd.	3,544,000	3,464,490

LB Group Co., Ltd., Class A	368,400	1,636,725

Lee & Man Paper Manufacturing Ltd.	1,226,000	902,414

Lenovo Group Ltd.(b)	11,340,000	12,192,687

Logan Group Co., Ltd.	1,256,000	1,313,333

Lonking Holdings Ltd.	4,881,000	1,473,457

Luxi Chemical Group Co., Ltd., Class A	402,100	1,169,809

Midea Real Estate Holding Ltd.(a)(b)	469,800	808,684

MYS Group Co., Ltd., Class A	1,080,000	576,588

Nanjing Iron & Steel Co., Ltd., Class A	1,399,700	862,067

New China Life Insurance Co., Ltd., Class H	574,000	1,695,902

People’s Insurance Co. Group of China Ltd. (The), Class H	7,005,000	2,177,632

Poly Developments & Holdings Group Co., Ltd., Class A	3,313,200	7,193,302

Postal Savings Bank of China Co., Ltd., Class H(a)	8,223,000	5,682,945

Powerlong Real Estate Holdings Ltd.	1,967,000	1,478,159

Qingdao Port International Co., Ltd., Class H(a)(b)	1,094,000	571,969

RiseSun Real Estate Development Co., Ltd., Class A	1,094,800	816,591

SAIC Motor Corp., Ltd., Class A	872,635	2,576,523

Seazen Group Ltd.*	2,224,000	1,779,851

Seazen Holdings Co., Ltd., Class A	390,300	2,251,632

Shaanxi Coal Industry Co., Ltd., Class A	1,012,400	2,318,659

Shandong Buchang Pharmaceuticals Co., Ltd., Class A	545,875	1,557,676

Shandong Publishing & Media Co., Ltd., Class A	226,500	213,807

Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	182,700	309,299

Shanghai Industrial Holdings Ltd.	935,000	1,402,863

Shanghai Pudong Development Bank Co., Ltd., Class A	3,628,600	5,053,643

Shanghai Shimao Co., Ltd., Class A	472,500	258,838

Shanghai Zijiang Enterprise Group Co., Ltd., Class A	866,400	1,186,546

Shenzhen Expressway Co., Ltd., Class H	1,454,000	1,441,925

Shenzhen International Holdings Ltd.	3,567,036	4,591,305

Shenzhen Investment Ltd.	4,742,000	1,193,929

Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,255,900	1,455,660

Shenzhen Tagen Group Co., Ltd., Class A	827,900	712,321

Shimao Group Holdings Ltd.	1,296,000	2,374,026

Shougang Fushan Resources Group Ltd.	11,660,739	3,550,057

Sinoma International Engineering Co., Class A	528,402	932,164

Sinopec Kantons Holdings Ltd.	1,764,000	675,267

Sinotrans Ltd., Class H	3,066,000	1,205,187

SITC International Holdings Co., Ltd.	1,926,000	6,915,109

Sunflower Pharmaceutical Group Co., Ltd., Class A	274,000	586,402

Times China Holdings Ltd.	1,650,000	1,371,353

Uni-President China Holdings Ltd.	1,784,000	1,698,142

Want Want China Holdings Ltd.	7,171,000	5,425,702

Wasu Media Holding Co., Ltd., Class A	311,100	361,545

Wens Foodstuffs Group Co., Ltd., Class A	1,696,700	3,799,238

WH Group Ltd.(a)	10,871,984	7,751,089

Xtep International Holdings Ltd.(b)	1,545,694	2,164,267

Yuexiu Property Co., Ltd.	1,894,600	1,781,515

Yutong Bus Co., Ltd., Class A	888,000	1,556,918

Yuzhou Group Holdings Co., Ltd.(b)	5,417,301	800,280

Zhejiang Hangmin Co., Ltd., Class A	978,000	864,167

Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	325,600	382,428

Zhejiang Medicine Co., Ltd., Class A	249,100	632,180

Zhejiang Semir Garment Co., Ltd., Class A	284,800	336,710

Zhongliang Holdings Group Co., Ltd.(b)	1,723,500	890,017

Total China		391,280,721

Czech Republic – 0.8%

CEZ AS	414,159	13,494,562

O2 Czech Republic AS	155,830	1,874,190

Total Czech Republic		15,368,752

Hong Kong – 0.1%

Concord New Energy Group Ltd.	10,670,000	1,343,233

Perfect Medical Health Management Ltd.	1,880,000	1,432,101

Total Hong Kong		2,775,334

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	846,354	1,156,420

India – 6.7%

Engineers India Ltd.	1,317,488	1,397,759

GAIL India Ltd.	4,690,356	10,037,561

Hindustan Petroleum Corp., Ltd.	1,542,404	6,233,824

Hindustan Zinc Ltd.	740,571	3,108,847

Indiabulls Housing Finance Ltd.	572,503	1,786,674

Indus Towers Ltd.	1,640,490	6,822,529

ITC Ltd.	5,912,279	18,809,534

NHPC Ltd.	8,255,356	3,319,826

NIIT Ltd.	390,853	1,960,386

NLC India Ltd.	1,448,474	1,197,183

NMDC Ltd.	2,208,715	4,255,111

Oil & Natural Gas Corp., Ltd.	9,596,092	18,680,884

Oil India Ltd.	2,033,588	7,128,619

Oracle Financial Services Software Ltd.	63,569	3,901,750

Polyplex Corp. Ltd.	66,246	1,541,568

Power Grid Corp. of India Ltd.	11,528,147	29,493,047

REC Ltd.	2,218,785	4,718,402

SJVN Ltd.	3,094,887	1,173,703

Sonata Software Ltd.	194,722	2,294,875

Welspun Corp., Ltd.	676,095	1,319,354

Total India		129,181,436

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

Investments	Shares	Value

Indonesia – 3.5%

Astra International Tbk PT	31,507,400	$12,107,647

Bank Mandiri Persero Tbk PT	22,749,700	9,775,417

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,802,925	931,492

Bank Rakyat Indonesia Persero Tbk PT	52,608,900	14,151,564

Indocement Tunggal Prakarsa Tbk PT	3,000,800	2,201,460

Telkom Indonesia Persero Tbk PT	90,487,800	23,329,257

United Tractors Tbk PT	3,092,100	5,617,090

Total Indonesia		68,113,927

Malaysia – 0.4%

Aeon Co. M Bhd	2,634,200	943,819

AMMB Holdings Bhd*	2,209,100	1,677,998

Astro Malaysia Holdings Bhd	7,639,400	1,879,513

Mah Sing Group Bhd	3,458,100	582,339

Malakoff Corp. Bhd	8,473,600	1,649,584

Uchi Technologies Bhd	1,693,600	1,266,205

Total Malaysia		7,999,458

Mexico – 1.6%

Alfa S.A.B. de C.V., Class A	6,224,186	4,335,375

Alpek S.A.B. de C.V.	1,204,654	1,377,367

Corp. Inmobiliaria Vesta S.A.B. de C.V.	974,122	1,716,431

Grupo Mexico S.A.B. de C.V., Series B	5,247,167	21,042,814

Macquarie Mexico Real Estate Management S.A. de C.V.(a)	2,609,764	3,131,285

Total Mexico		31,603,272

Philippines – 0.9%

Globe Telecom, Inc.	74,435	4,354,323

LT Group, Inc.	4,313,100	853,996

Manila Electric Co.	501,600	2,930,343

PLDT, Inc.	259,079	8,532,694

Total Philippines		16,671,356

Poland – 0.1%

Asseco Poland S.A.	114,260	2,520,409

Russia – 16.6%

Magnit PJSC, GDR(c)	698,538	11,770,365

Magnitogorsk Iron & Steel Works PJSC, GDR(c)	307,619	3,783,714

MMC Norilsk Nickel PJSC, ADR	2,209,546	66,131,712

Mobile TeleSystems PJSC, ADR	1,529,368	14,743,108

Novolipetsk Steel PJSC, GDR	348,431	10,362,338

PhosAgro PJSC, GDR(c)	438,608	9,772,186

Rosneft Oil Co. PJSC, GDR(c)	4,919,630	41,570,873

Sberbank of Russia PJSC, ADR	7,466,120	140,512,378

Tatneft PJSC, ADR(b)	522,575	22,899,237

Total Russia		321,545,911

Singapore – 0.1%

IGG, Inc.	976,000	918,998

South Africa – 3.8%

AECI Ltd.	256,996	1,813,064

African Rainbow Minerals Ltd.(b)	340,973	4,297,234

AVI Ltd.	965,229	5,488,557

Coronation Fund Managers Ltd.	464,552	1,546,963

Equites Property Fund Ltd.	1,631,518	2,237,170

Exxaro Resources Ltd.(b)	821,536	8,793,083

JSE Ltd.	144,068	1,000,672

Kumba Iron Ore Ltd.	130,098	4,288,608

MultiChoice Group	706,845	5,363,941

Oceana Group Ltd.	200,053	884,781

PSG Group Ltd.	338,528	1,664,626

Remgro Ltd.	628,367	5,673,889

Sanlam Ltd.	2,573,676	10,934,488

Vodacom Group Ltd.	1,969,246	18,853,453

Total South Africa		72,840,529

South Korea – 4.7%

BNK Financial Group, Inc.	158,854	1,186,038

Daishin Securities Co., Ltd.	67,994	1,188,746

DGB Financial Group, Inc.	256,623	2,152,252

E1 Corp.	16,966	849,733

Halla Holdings Corp.	20,780	974,063

Hana Financial Group, Inc.	424,095	16,619,939

Huchems Fine Chemical Corp.	30,490	746,799

Hyosung Corp.	23,400	2,302,449

iMarketKorea, Inc.	69,363	694,216

Industrial Bank of Korea	400,490	3,551,643

JB Financial Group Co., Ltd.	261,178	1,969,864

KEPCO Plant Service & Engineering Co., Ltd.	54,804	1,777,427

Koentec Co., Ltd.(b)	54,301	412,761

Korea Asset In Trust Co., Ltd.	162,170	624,574

Korea Real Estate Investment & Trust Co., Ltd.	621,282	1,285,592

Korean Reinsurance Co.	131,649	1,062,977

KT Corp., ADR(b)	369,523	5,032,903

KT&G Corp.	232,767	15,963,412

KUMHOE&C Co., Ltd.	73,944	815,008

Macquarie Korea Infrastructure Fund	1,145,015	12,378,541

Meritz Fire & Marine Insurance Co., Ltd.	77,883	2,009,566

Meritz Securities Co., Ltd.	368,208	1,539,383

NH Investment & Securities Co., Ltd.	167,205	1,821,744

Orion Holdings Corp.	66,289	929,390

Posco International Corp.	98,226	1,982,771

Samsung Fire & Marine Insurance Co., Ltd.	30,526	6,058,792

Samsung Securities Co., Ltd.	68,863	2,785,927

SSANGYONG C&E Co., Ltd.	300,959	2,023,339

Tailim Packaging Co., Ltd.*	57,544	205,827

Total South Korea		90,945,676

Taiwan – 28.2%

AcBel Polytech, Inc.(b)	1,256,000	1,282,576

Arcadyan Technology Corp.(b)	292,000	974,713

Asia Cement Corp.(b)	7,966,000	13,038,158

Asustek Computer, Inc.(b)	1,783,000	20,831,159

Capital Securities Corp.(b)	4,072,000	2,221,583

Catcher Technology Co., Ltd.(b)	1,354,000	8,140,378

Cathay Financial Holding Co., Ltd.	7,898,000	16,413,711

Charoen Pokphand Enterprise	558,000	1,604,271

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

Investments	Shares	Value

Chenbro Micom Co., Ltd.(b)	171,000	$457,874

Cheng Uei Precision Industry Co., Ltd.(b)	996,000	1,360,270

Chicony Electronics Co., Ltd.(b)	2,067,386	5,713,778

Chicony Power Technology Co., Ltd.	375,000	901,814

China Development Financial Holding Corp.	19,238,000	9,805,266

ChipMOS Technologies, Inc.(b)	909,000	1,556,300

Chong Hong Construction Co., Ltd.(b)	815,000	2,354,857

Cleanaway Co., Ltd.(b)	261,000	1,756,519

Compal Electronics, Inc.(b)	6,642,000	5,626,288

CTBC Financial Holding Co., Ltd.	27,782,000	22,835,477

Eastern Media International Corp.(b)	1,015,250	1,202,536

Elan Microelectronics Corp.(b)	661,000	3,475,763

Far Eastern New Century Corp.	6,624,000	7,097,015

Far EasTone Telecommunications Co., Ltd.(b)	4,056,000	8,953,321

Farglory Land Development Co., Ltd.	1,244,000	2,594,225

Feng Hsin Steel Co., Ltd.(b)	1,224,000	3,431,180

First Financial Holding Co., Ltd.	9,455,072	7,652,837

Formosa Chemicals & Fibre Corp.(b)	6,863,000	20,667,458

Formosa Plastics Corp.(b)	7,343,000	29,914,413

Fubon Financial Holding Co., Ltd.	10,057,500	27,688,313

Fusheng Precision Co., Ltd.	233,000	1,501,175

Getac Technology Corp.(b)	955,000	1,772,168

Global Mixed Mode Technology, Inc.	146,000	1,213,151

Great Wall Enterprise Co., Ltd.	1,865,690	3,676,401

Greatek Electronics, Inc.(b)	727,000	2,124,075

Holtek Semiconductor, Inc.(b)	476,000	1,939,161

Holy Stone Enterprise Co., Ltd.	272,000	1,132,499

Hon Hai Precision Industry Co., Ltd.	20,322,000	76,589,078

Huaku Development Co., Ltd.(b)	895,000	2,865,491

IBF Financial Holdings Co., Ltd.	4,753,302	2,755,364

Inventec Corp.(b)	5,041,000	4,668,179

ITE Technology, Inc.(b)	287,000	1,024,982

King Yuan Electronics Co., Ltd.(b)	2,766,000	4,065,530

Kung Long Batteries Industrial Co., Ltd.	331,000	1,645,466

Kuo Yang Construction Co., Ltd.(b)	675,715	637,867

Lite-On Technology Corp.(b)	7,119,000	15,970,191

Mega Financial Holding Co., Ltd.(b)	11,856,302	13,639,184

Merry Electronics Co., Ltd.(b)	341,275	1,082,849

Mirle Automation Corp.(b)	566,000	859,346

Nan Pao Resins Chemical Co., Ltd.	154,000	762,800

Nantex Industry Co., Ltd.(b)	453,000	1,486,126

Pegatron Corp.(b)	6,741,000	16,211,016

Polytronics Technology Corp.(b)	164,378	710,955

Pou Chen Corp.	3,586,000	4,344,053

Powertech Technology, Inc.	1,673,000	6,275,139

Primax Electronics Ltd.(b)	1,268,000	2,334,789

Promate Electronic Co., Ltd.	1,156,000	1,611,981

Quanta Computer, Inc.(b)	6,417,990	17,853,026

Ruentex Industries Ltd.(b)	1,022,600	4,698,150

Sampo Corp.(b)	909,000	970,648

Sanyang Motor Co., Ltd.	1,741,000	1,655,982

SCI Pharmtech, Inc.(b)	164,400	477,377

Shanghai Commercial & Savings Bank Ltd. (The)(b)	4,285,000	6,828,808

Shin Kong Financial Holding Co., Ltd.(b)	9,795,776	3,273,404

Sinon Corp.(b)	1,550,000	1,360,259

SinoPac Financial Holdings Co., Ltd.	19,456,440	9,707,095

Sitronix Technology Corp.(b)	198,000	1,734,068

Stark Technology, Inc.	453,000	1,133,293

Supreme Electronics Co., Ltd.	1,163,539	1,850,102

Synnex Technology International Corp.	3,967,000	7,432,652

Systex Corp.(b)	587,000	1,843,560

Taiwan Cement Corp.(b)	13,121,135	24,018,876

Taiwan Cogeneration Corp.	927,000	1,287,662

Taiwan Hon Chuan Enterprise Co., Ltd.	858,000	2,183,457

Taiwan Mobile Co., Ltd.(b)	3,333,253	11,832,477

Taiwan Navigation Co., Ltd.(b)	1,555,000	2,500,458

Taiwan PCB Techvest Co., Ltd.(b)	790,000	1,325,622

Taiwan Secom Co., Ltd.	578,000	2,024,831

Taiyen Biotech Co., Ltd.*(b)	713,000	859,884

Test Research, Inc.(b)	582,000	1,165,650

Thinking Electronic Industrial Co., Ltd.	181,000	1,078,444

Tong Yang Industry Co., Ltd.(b)	721,000	878,590

Topco Scientific Co., Ltd.(b)	404,435	1,996,009

Tripod Technology Corp.	1,329,000	5,318,767

Tung Ho Steel Enterprise Corp.(b)	2,044,000	3,015,323

TYC Brother Industrial Co., Ltd.	758,000	542,779

U-Ming Marine Transport Corp.(b)	1,185,000	2,917,787

United Integrated Services Co., Ltd.(b)	464,000	2,947,829

Wistron Corp.(b)	8,955,561	8,839,681

WPG Holdings Ltd.	2,841,280	4,946,145

Yulon Nissan Motor Co., Ltd.(b)	117,000	1,056,173

ZongTai Real Estate Development Co., Ltd.(b)	669,000	922,080

Total Taiwan		544,928,017

Thailand – 2.4%

Bangkok Commercial Asset Management PCL, NVDR(b)	1,582,200	860,425

Bangkok Land PCL, NVDR	28,905,500	922,652

Gunkul Engineering PCL, NVDR(b)	12,787,700	1,836,803

Intouch Holdings PCL, NVDR	2,041,000	4,855,933

Jay Mart PCL, NVDR(b)	1,104,300	1,289,193

MC Group PCL, NVDR(b)	1,478,000	404,064

MCS Steel PCL, NVDR	1,449,100	616,729

Origin Property PCL, NVDR	717,700	212,118

Pruksa Holding PCL, NVDR	3,485,000	1,338,998

PTT Exploration & Production PCL, NVDR	2,679,400	9,304,847

Quality Houses PCL, NVDR	16,075,500	1,035,750

Ratch Group PCL, NVDR(b)	388,300	519,302

SC Asset Corp. PCL, NVDR	14,091,800	1,341,084

Siam Commercial Bank PCL (The), NVDR	1,861,700	6,712,794

Siam Future Development PCL, NVDR	4,556,800	1,602,658

SPCG PCL, NVDR	1,897,100	969,996

Srisawad Finance PCL, NVDR	211,000	204,234

Supalai PCL, NVDR	2,071,100	1,224,235

Thai Vegetable Oil PCL, NVDR(b)	1,086,697	1,003,673

Thaifoods Group PCL, NVDR(b)	2,905,600	384,723

Thanachart Capital PCL, NVDR	959,600	964,280

Tipco Asphalt PCL, NVDR(b)	1,614,100	877,773

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

Investments	Shares	Value

Tisco Financial Group PCL, NVDR	974,900	$2,643,626

TPI Polene Power PCL, NVDR(b)	12,579,000	1,576,325

TTW PCL, NVDR(b)	4,368,977	1,523,686

Vinythai PCL, NVDR	1,034,000	1,146,003

WHA Corp. PCL, NVDR	13,143,000	1,211,945

WHA Utilities and Power PCL, NVDR(b)	4,351,100	542,682

Total Thailand		47,126,531

Turkey – 0.5%

Aksa Akrilik Kimya Sanayii AS	708,962	1,629,513

Enerjisa Enerji AS(a)	1,032,624	1,211,126

Ford Otomotiv Sanayi AS	183,111	3,444,055

TAV Havalimanlari Holding AS*	559,569	1,655,230

Tofas Turk Otomobil Fabrikasi AS	378,554	2,215,697

Total Turkey		10,155,621
TOTAL COMMON STOCKS (Cost: $1,580,523,518)		1,915,898,162

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $8,119,942)	8,119,942	8,119,942

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $1,588,643,460)		1,924,018,104

Other Assets less Liabilities – 0.5%		9,777,635

NET ASSETS – 100.0%		$1,933,795,739

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $240,174,206. The Fund also had securities on loan having a total market value of $129,437 that were sold and pending settlement. The total market value of the collateral held by the Fund was $261,017,005. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $252,897,063.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Global High Dividend Fund^	$1,640,275	$3,094,199	$4,606,465	$(87,759)	$(40,250)	$—	$39,150
^	As of September 30, 2021, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2021	3,719,870	USD	103,672,767	TWD	$—	$(1,268)
Bank of America N.A.	10/6/2021	586,599	USD	694,826,317	KRW	—	(248)
Bank of America N.A.	10/8/2021	531,955	USD	3,434,992	CNY	400	—
Merrill Lynch International	10/4/2021	1,000,449	USD	5,454,248	BRL	—	(533)
Merrill Lynch International	10/4/2021	54,783	USD	229,405	MYR	—	(13)
						$400	$(2,062)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$390,636,815	$643,906	$—	$391,280,721
Other	1,524,617,441	—	—	1,524,617,441
Investment of Cash Collateral for Securities Loaned	—	8,119,942	—	8,119,942
Total Investments in Securities	$1,915,254,256	$8,763,848	$—	$1,924,018,104
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$400	$—	$400
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,062)	$—	$(2,062)
Total – Net	$1,915,254,256	$8,762,186	$—	$1,924,016,442
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

Brazil – 2.8%

Banco Bradesco S.A., Preference Shares	9,000	$34,405

Braskem S.A., Class A, Preference Shares*	1,400	15,247

Cia Energetica de Minas Gerais, Preference Shares	1,700	4,377

Cia Paranaense de Energia, Class A, Preference Shares	4,100	5,478

Cia Siderurgica Nacional S.A.	2,000	10,545

Gerdau S.A., Preference Shares	3,500	17,407

JBS S.A.	900	6,123

Petrobras Distribuidora S.A.	4,100	17,675

Petroleo Brasileiro S.A., Preference Shares	1,200	5,997

Suzano S.A.*	1,900	19,011

Vale S.A.	200	2,798

Total Brazil		139,063

Chile – 0.6%

Banco Santander Chile	509,669	25,496

Cia Cervecerias Unidas S.A.	462	4,107

Total Chile		29,603

China – 30.8%

Agricultural Bank of China Ltd., Class H	85,000	29,263

Alibaba Group Holding Ltd.*	4,100	74,893

Bank of China Ltd., Class H	89,000	31,554

Bank of Shanghai Co., Ltd., Class A	12,800	14,479

By-health Co., Ltd., Class A	1,200	5,244

China Bohai Bank Co., Ltd., Class H(a)	34,500	13,473

China Construction Bank Corp., Class H	39,000	27,955

China Hongqiao Group Ltd.	46,000	59,209

China Meidong Auto Holdings Ltd.	10,000	50,227

China Power International Development Ltd.	60,000	31,832

China Railway Group Ltd., Class H	43,000	21,432

China Resources Gas Group Ltd.	4,000	21,016

China Resources Power Holdings Co., Ltd.(b)	16,000	46,142

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	1,400	6,127

China South Publishing & Media Group Co., Ltd., Class A	3,600	4,991

China Tourism Group Duty Free Corp., Ltd., Class A	400	16,094

CITIC Ltd.	18,000	19,192

COSCO Shipping Holdings Co., Ltd., Class H*	4,400	6,749

Dali Foods Group Co., Ltd.(a)	39,000	23,546

Daqo New Energy Corp., ADR*	998	56,886

FAW Jiefang Group Co., Ltd., Class A*	3,100	5,157

Haitian International Holdings Ltd.	12,000	37,073

Haitong Securities Co., Ltd., Class H	41,200	37,735

Huaneng Power International, Inc., Class H(b)	40,000	21,530

Industrial & Commercial Bank of China Ltd., Class H	49,000	27,255

Jiangsu Expressway Co., Ltd., Class H	24,000	24,325

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	2,900	14,545

Jointown Pharmaceutical Group Co., Ltd., Class A	6,800	16,289

Kingboard Holdings Ltd.	13,000	58,866

PetroChina Co., Ltd., Class H	86,000	40,765

PICC Property & Casualty Co., Ltd., Class H	42,000	40,734

Power Construction Corp. of China Ltd., Class A	4,200	5,505

Powerlong Real Estate Holdings Ltd.	28,000	21,041

SDIC Power Holdings Co., Ltd., Class A	7,700	14,370

Shandong Buchang Pharmaceuticals Co., Ltd., Class A	5,200	14,838

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	11,500	22,336

Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	7,100	11,218

Shanxi Taigang Stainless Steel Co., Ltd., Class A	3,000	4,508

Shenergy Co., Ltd., Class A	12,200	14,952

Shenzhen International Holdings Ltd.	18,429	23,721

Shenzhen Investment Ltd.	46,000	11,582

Shenzhen Overseas Chinese Town Co., Ltd., Class A	4,700	5,448

Sichuan Road & Bridge Co., Ltd., Class A	4,600	6,008

Sinopharm Group Co., Ltd., Class H	6,800	17,732

Sinotrans Ltd., Class A	5,700	4,816

Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	11,600	11,327

Tencent Holdings Ltd.	1,400	82,979

Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	9,700	15,791

Topsports International Holdings Ltd.(a)	29,000	33,155

Vipshop Holdings Ltd., ADR*	5,528	61,582

Want Want China Holdings Ltd.	77,000	58,259

Wuchan Zhongda Group Co., Ltd., Class A	12,500	12,534

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	3,400	11,044

Yuexiu Property Co., Ltd.	12,000	11,284

Yum China Holdings, Inc.	1,629	94,661

Zhefu Holding Group Co., Ltd., Class A*	9,900	11,582

Zhongsheng Group Holdings Ltd.	11,000	88,597

Total China		1,555,448

Hong Kong – 0.3%

Perennial Energy Holdings Ltd.	75,000	15,897

Hungary – 0.4%

Richter Gedeon Nyrt	806	22,065

India – 14.1%

ACC Ltd.	122	3,705

Adani Total Gas Ltd.	759	14,552

Ambuja Cements Ltd.	561	3,025

Aurobindo Pharma Ltd.	1,393	13,602

Balkrishna Industries Ltd.	140	4,779

Britannia Industries Ltd.	388	20,642

Cipla Ltd.	1,679	22,248

Coal India Ltd.	13,285	33,129

Colgate-Palmolive India Ltd.	830	18,668

Dr. Reddy’s Laboratories Ltd.	292	19,200

GAIL India Ltd.	3,398	7,272

Grasim Industries Ltd.	1,007	22,648

HCL Technologies Ltd.	3,295	56,800

Hindustan Petroleum Corp., Ltd.	7,263	29,354

Indian Oil Corp., Ltd.	20,046	33,839

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2021

Investments	Shares	Value

Indus Towers Ltd.	1,661	$6,908

Infosys Ltd.	2,260	51,005

Ipca Laboratories Ltd.	663	21,538

ITC Ltd.	1,877	5,972

Jubilant Foodworks Ltd.	87	4,736

Lupin Ltd.	1,093	14,012

Marico Ltd.	2,760	20,358

MRF Ltd.	17	18,179

Petronet LNG Ltd.	9,465	30,418

Power Grid Corp. of India Ltd.	4,148	10,612

Shriram Transport Finance Co., Ltd.	286	5,004

Sun Pharmaceutical Industries Ltd.	2,324	25,619

Tata Consultancy Services Ltd.	961	48,881

Tata Steel Ltd.	179	3,108

Tech Mahindra Ltd.	2,842	52,860

Torrent Pharmaceuticals Ltd.	568	23,611

Vedanta Ltd.	4,246	16,454

Wipro Ltd.	5,973	51,025

Total India		713,763

Indonesia – 0.3%

Indofood Sukses Makmur Tbk PT	34,200	15,173

Malaysia – 2.3%

Hartalega Holdings Bhd	3,400	4,995

Hong Leong Financial Group Bhd	4,400	19,233

IHH Healthcare Bhd	4,200	6,722

Kossan Rubber Industries	7,500	4,138

Kuala Lumpur Kepong Bhd	1,100	5,287

Nestle Malaysia Bhd	500	15,896

Petronas Gas Bhd	3,200	12,857

Sime Darby Bhd	13,700	7,428

Supermax Corp. Bhd	7,000	3,996

Telekom Malaysia Bhd	13,100	17,836

Westports Holdings Bhd	17,100	18,380

Total Malaysia		116,768

Mexico – 3.1%

America Movil S.A.B. de C.V., Series L	46,300	41,151

Arca Continental S.A.B. de C.V.	3,200	19,607

Coca-Cola Femsa S.A.B. de C.V.	800	4,529

Gruma S.A.B. de C.V., Class B	1,520	17,483

Grupo Bimbo S.A.B. de C.V., Series A	6,600	18,646

Grupo Mexico S.A.B. de C.V., Series B	3,200	12,833

Grupo Televisa S.A.B., Series CPO	2,100	4,653

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	8,900	14,725

Megacable Holdings S.A.B. de C.V., Series CPO	4,800	14,743

Orbia Advance Corp. S.A.B. de C.V.	4,000	10,301

Total Mexico		158,671

Philippines – 2.9%

BDO Unibank, Inc.	9,420	20,425

Globe Telecom, Inc.	460	26,909

International Container Terminal Services, Inc.	7,480	28,594

Jollibee Foods Corp.	1,300	5,224

Manila Electric Co.	3,610	21,090

PLDT, Inc.	1,280	42,156

Total Philippines		144,398

Poland – 2.5%

Cyfrowy Polsat S.A.	4,816	43,149

Dino Polska S.A.*(a)	221	18,487

Polski Koncern Naftowy Orlen S.A.	1,385	28,605

Polskie Gornictwo Naftowe i Gazownictwo S.A.	20,413	33,226

Total Poland		123,467

Russia – 4.9%

Lukoil PJSC, ADR	134	12,840

Magnit PJSC, GDR(c)	286	4,819

MMC Norilsk Nickel PJSC, ADR	395	11,822

Mobile TeleSystems PJSC, ADR	3,896	37,557

Novolipetsk Steel PJSC, GDR	697	20,729

PhosAgro PJSC, GDR(c)	1,300	28,964

Rosneft Oil Co. PJSC, GDR(c)	3,970	33,546

Sberbank of Russia PJSC, ADR	1,602	30,150

Severstal PAO, GDR(c)	1,114	23,461

VTB Bank PJSC, GDR*(c)	21,114	29,180

X5 Retail Group N.V., GDR(c)	461	14,969

Total Russia		248,037

South Africa – 4.6%

African Rainbow Minerals Ltd.	815	10,271

Anglo American Platinum Ltd.	103	8,930

AngloGold Ashanti Ltd.	548	8,659

Aspen Pharmacare Holdings Ltd.	1,181	21,267

Gold Fields Ltd.	1,225	10,038

Impala Platinum Holdings Ltd.	654	7,462

Kumba Iron Ore Ltd.	425	14,010

Mr. Price Group Ltd.	1,016	13,589

MTN Group Ltd.*	1,092	10,260

MultiChoice Group	3,537	26,841

Sasol Ltd.*	334	6,337

Shoprite Holdings Ltd.	1,216	14,447

SPAR Group Ltd. (The)	1,261	16,463

Tiger Brands Ltd.	887	11,041

Vodacom Group Ltd.	3,848	36,841

Woolworths Holdings Ltd.	4,024	15,796

Total South Africa		232,252

South Korea – 10.8%

Cheil Worldwide, Inc.	1,306	25,149

Coway Co., Ltd.	442	27,700

DB Insurance Co., Ltd.	866	46,518

Fila Holdings Corp.	543	19,560

Hankook Tire & Technology Co., Ltd.	536	19,579

HMM Co., Ltd.*	140	3,985

Industrial Bank of Korea	4,383	38,870

Kia Corp.	295	20,231

Korea Investment Holdings Co., Ltd.	688	50,147

KT&G Corp.	374	25,649

Kumho Petrochemical Co., Ltd.	122	19,475

Meritz Securities Co., Ltd.	5,620	23,496

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2021

Investments	Shares		Value

NH Investment & Securities Co., Ltd.	2,684		$29,243

POSCO	89		24,806

Samsung Electronics Co., Ltd.	1,405		87,931

Samsung Engineering Co., Ltd.*	1,135		24,493

Samsung Securities Co., Ltd.	1,066		43,126

Seegene, Inc.	339		17,379

Total South Korea			547,337

Taiwan – 17.1%

Acer, Inc.	15,000		13,325

ASE Technology Holding Co., Ltd.	3,000		11,737

Asia Cement Corp.	11,000		18,004

Asustek Computer, Inc.	2,000		23,366

AU Optronics Corp.	8,000		5,068

Cathay Financial Holding Co., Ltd.	47,000		97,676

Cheng Shin Rubber Industry Co., Ltd.	9,000		11,468

China Development Financial Holding Corp.	210,000		107,033

China Life Insurance Co., Ltd.	34,480		35,890

Compal Electronics, Inc.	25,000		21,177

Evergreen Marine Corp. Taiwan Ltd.	2,000		9,045

Innolux Corp.	11,000		6,712

Inventec Corp.	21,000		19,447

Lite-On Technology Corp.	10,000		22,433

Micro-Star International Co., Ltd.	2,000		9,296

Nan Ya Printed Circuit Board Corp.	1,000		15,614

Novatek Microelectronics Corp.	1,000		14,716

Pegatron Corp.	8,000		19,239

Phison Electronics Corp.	1,000		13,532

Powertech Technology, Inc.	4,000		15,003

Quanta Computer, Inc.	5,000		13,909

Realtek Semiconductor Corp.	1,000		17,785

Ruentex Development Co., Ltd.	16,800		34,613

Synnex Technology International Corp.	11,000		20,610

Taiwan Cement Corp.	10,285		18,827

Taiwan Semiconductor Manufacturing Co., Ltd.	9,000		187,362

United Microelectronics Corp.	5,000		11,486

Vanguard International Semiconductor Corp.	2,000		10,876

Wan Hai Lines Ltd.	2,200		16,069

Winbond Electronics Corp.	4,000		3,805

Wistron Corp.	17,000		16,780

WPG Holdings Ltd.	10,000		17,408

Yang Ming Marine Transport Corp.*	1,000		4,289

Total Taiwan			863,600

Thailand – 0.6%

Sri Trang Gloves Thailand PCL, NVDR	10,400		9,605

Srisawad Corp. PCL, NVDR	11,500		21,413

Total Thailand			31,018

Turkey – 1.9%

BIM Birlesik Magazalar AS	3,092		22,239

Eregli Demir ve Celik Fabrikalari T.A.S.	6,057		11,351

Ford Otomotiv Sanayi AS	977		18,376

Turkcell Iletisim Hizmetleri AS	19,868		34,283

Turkiye Sise ve Cam Fabrikalari AS	9,922		9,147

Total Turkey			95,396
TOTAL COMMON STOCKS (Cost: $4,631,322)			5,051,956

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24
(Cost: $124)	9,164	INR	124

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $4,631,446)			5,052,080

Other Assets less Liabilities – 0.0%			2,437

NET ASSETS – 100.0%			$5,054,517
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $64,288 and the total market value of the collateral held by the Fund was $67,635, which was entirely composed of non-cash U.S. Government securities.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Emerging Markets Multifactor Fund^	$—	$24,092	$23,368	$(724)	$—	$—	$291
^	As of September 30, 2021, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/6/2021	367,060	CLP	465	USD	$—	$(13)
Citibank N.A.	10/6/2021	30,470	USD	24,060,634	CLP	851	—
Citibank N.A.	10/7/2021	10,150,470	KRW	8,598	USD	—	(26)
Citibank N.A.	10/7/2021	565,844	USD	667,718,426	KRW	1,921	—
						$2,772	$(39)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$1,549,440	$6,008	$—	$1,555,448
Other	3,496,508	—	—	3,496,508
Foreign Corporate Bond	—	124	—	124
Total Investments in Securities	$5,045,948	$6,132	$—	$5,052,080
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,772	$—	$2,772
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(39)	$—	$(39)
Total – Net	$5,045,948	$8,865	$—	$5,054,813
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.7%

Brazil – 4.1%

B3 S.A.—Brasil Bolsa Balcao	117,938	$275,749

Banco Bradesco S.A.	68,606	224,872

Banco Bradesco S.A., Preference Shares	94,583	361,571

Banco do Brasil S.A.	40,094	212,651

Banco Santander Brasil S.A.	29,794	193,399

Cia de Saneamento Basico do Estado de Sao Paulo	25,774	182,441

Cia Paranaense de Energia, Class A, Preference Shares	120,996	161,657

CPFL Energia S.A.	32,394	160,100

Equatorial Energia S.A.	59,633	277,432

Itausa S.A., Preference Shares	148,457	303,513

Lojas Americanas S.A., Preference Shares	47,892	42,364

Lojas Renner S.A.	28,352	179,096

Petrobras Distribuidora S.A.	44,550	192,053

Porto Seguro S.A.	20,254	183,847

Raia Drogasil S.A.	37,592	161,230

Telefonica Brasil S.A.	21,463	168,863

TIM S.A.	115,022	248,033

WEG S.A.	41,057	298,609

Total Brazil		3,827,480

Chile – 0.5%

Embotelladora Andina S.A., Class B, Preference Shares	65,258	140,616

Empresa Nacional de Telecomunicaciones S.A.	32,345	133,028

Enel Americas S.A.	1,496,299	176,748

Total Chile		450,392

China – 29.7%

Anhui Conch Cement Co., Ltd., Class A	39,000	246,234

ANTA Sports Products Ltd.	32,000	603,444

Apeloa Pharmaceutical Co., Ltd., Class A	25,100	148,297

BAIC Motor Corp., Ltd., Class H(a)	291,500	101,103

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	17,400	119,336

Bosideng International Holdings Ltd.(b)	430,000	306,013

Brilliance China Automotive Holdings Ltd.*	242,000	96,800

BYD Electronic International Co., Ltd.(b)	38,000	133,994

Centre Testing International Group Co., Ltd., Class A	22,300	87,479

China Aoyuan Group Ltd.	214,000	112,984

China Conch Venture Holdings Ltd.	75,000	347,318

China Everbright Environment Group Ltd.	239,000	180,525

China Gas Holdings Ltd.	76,600	226,317

China Jinmao Holdings Group Ltd.	502,000	180,560

China Lesso Group Holdings Ltd.	118,000	189,172

China Medical System Holdings Ltd.	222,000	404,951

China Mengniu Dairy Co., Ltd.*	84,000	541,142

China Merchants Bank Co., Ltd., Class H	80,000	637,665

China National Building Material Co., Ltd., Class H	342,000	463,050

China Oilfield Services Ltd., Class H	292,000	278,697

China Overseas Land & Investment Ltd.	93,000	211,932

China Overseas Property Holdings Ltd.	300,000	248,951

China Railway Group Ltd., Class H	329,000	163,979

China Resources Beer Holdings Co., Ltd.	44,000	324,999

China Resources Cement Holdings Ltd.	342,000	329,934

China Resources Gas Group Ltd.	60,000	315,236

China Resources Land Ltd.	85,000	358,687

China Shenhua Energy Co., Ltd., Class H	122,500	286,712

China Yuhua Education Corp., Ltd.(a)	188,000	91,287

Chongqing Zhifei Biological Products Co., Ltd., Class A	24,000	590,478

CIFI Holdings Group Co., Ltd.	428,000	291,394

Country Garden Holdings Co., Ltd.(b)	257,518	266,296

Daan Gene Co., Ltd., Class A	28,260	81,210

ENN Energy Holdings Ltd.	29,000	478,326

Far East Horizon Ltd.	354,000	359,245

G-bits Network Technology Xiamen Co., Ltd., Class A	1,300	78,714

Geely Automobile Holdings Ltd.	158,000	453,624

Great Wall Motor Co., Ltd., Class H	107,000	394,481

Guangdong Investment Ltd.	128,000	167,057

Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	6,900	83,659

Haitong Securities Co., Ltd., Class H	172,400	157,902

Hangzhou Tigermed Consulting Co., Ltd., Class A	5,300	142,708

Huaxin Cement Co., Ltd., Class A	25,300	80,064

Industrial & Commercial Bank of China Ltd., Class H	857,000	476,683

Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,400	136,121

Jiangsu Hengrui Medicine Co., Ltd., Class A	35,072	272,613

Jiangsu Zhongnan Construction Group Co., Ltd., Class A	66,500	45,794

Kweichow Moutai Co., Ltd., Class A	1,600	453,100

KWG Group Holdings Ltd.	294,000	287,404

Lenovo Group Ltd.	296,000	318,257

Lepu Medical Technology Beijing Co., Ltd., Class A	40,900	169,811

Logan Group Co., Ltd.	226,000	236,316

Longfor Group Holdings Ltd.(a)	83,000	382,766

NetEase, Inc., ADR	7,650	653,310

New China Life Insurance Co., Ltd., Class H	71,900	212,431

People’s Insurance Co. Group of China Ltd. (The), Class H	528,000	164,138

Ping An Insurance Group Co. of China Ltd., Class H	76,500	523,289

Postal Savings Bank of China Co., Ltd., Class H(a)	447,000	308,923

Seazen Holdings Co., Ltd., Class A	19,740	113,880

Shandong Weigao Group Medical Polymer Co., Ltd., Class H(b)	112,000	200,271

Shanghai Baosight Software Co., Ltd., Class A	12,230	124,909

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	105,700	205,299

Shenzhen Expressway Co., Ltd., Class H	138,000	136,854

Shenzhen International Holdings Ltd.	129,654	166,884

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2021

Investments	Shares	Value

Shenzhou International Group Holdings Ltd.	24,600	$523,939

Shimao Group Holdings Ltd.	45,000	82,431

Silergy Corp.	3,000	442,024

Sino Biopharmaceutical Ltd.	451,000	374,257

Sinotruk Hong Kong Ltd.	228,000	339,746

SSY Group Ltd.	378,000	204,425

Sun Art Retail Group Ltd.	159,000	73,529

Sunac China Holdings Ltd.	78,000	166,327

Sunny Optical Technology Group Co., Ltd.	20,700	544,579

Tencent Holdings Ltd.	63,600	3,769,603

Tingyi Cayman Islands Holding Corp.	200,000	372,014

Tsingtao Brewery Co., Ltd., Class H	22,000	172,391

Uni-President China Holdings Ltd.	280,000	266,525

Wanhua Chemical Group Co., Ltd., Class A	11,000	181,712

Want Want China Holdings Ltd.	312,000	236,065

Weichai Power Co., Ltd., Class H	200,000	415,690

Wuhan Guide Infrared Co., Ltd., Class A	26,300	95,153

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	82,900	269,271

Xinyi Solar Holdings Ltd.	121,547	249,194

Yealink Network Technology Corp Ltd., Class A	10,100	126,990

Yihai International Holding Ltd.*(b)	48,000	267,295

Yuexiu Property Co., Ltd.	142,800	134,277

Zhejiang Dingli Machinery Co., Ltd., Class A	5,900	64,367

Zhongsheng Group Holdings Ltd.	93,700	754,689

Zijin Mining Group Co., Ltd., Class H	226,000	279,283

Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	141,400	126,603

Total China		27,483,388

Hong Kong – 0.1%

Vinda International Holdings Ltd.(b)	38,000	112,272

Hungary – 0.2%

Richter Gedeon Nyrt	7,020	192,176

India – 19.6%

Adani Ports & Special Economic Zone Ltd.	41,839	415,924

Asian Paints Ltd.	8,896	388,864

Aurobindo Pharma Ltd.	17,983	175,596

Bajaj Finance Ltd.	6,724	694,625

Bandhan Bank Ltd.(a)	36,497	139,149

Berger Paints India Ltd.	22,417	244,321

Britannia Industries Ltd.	5,846	311,011

Cipla Ltd.	48,027	636,381

Colgate-Palmolive India Ltd.	9,937	223,500

Container Corp. of India Ltd.	32,687	310,147

Divi’s Laboratories Ltd.	4,422	285,876

Dr. Reddy’s Laboratories Ltd.	6,773	445,347

GAIL India Ltd.	157,422	336,890

Grasim Industries Ltd.	17,687	397,798

Havells India Ltd.	19,377	358,446

HCL Technologies Ltd.	21,649	373,190

HDFC Asset Management Co., Ltd.(a)	5,400	211,599

Hindustan Unilever Ltd.	16,055	584,384

Indraprastha Gas Ltd.	31,664	227,410

Indus Towers Ltd.	56,208	233,760

Info Edge India Ltd.	3,703	320,844

Infosys Ltd.	55,960	1,262,931

ITC Ltd.	99,867	317,720

JSW Steel Ltd.	86,900	782,396

Jubilant Foodworks Ltd.	6,632	361,042

Larsen & Toubro Ltd.	14,591	334,751

Marico Ltd.	56,798	418,940

Nestle India Ltd.	1,818	476,266

Petronet LNG Ltd.	98,923	317,916

Pidilite Industries Ltd.	11,684	374,938

Piramal Enterprises Ltd.	9,214	322,221

Power Grid Corp. of India Ltd.	153,942	393,838

Reliance Industries Ltd.	34,398	1,167,454

Shree Cement Ltd.	933	363,277

Shriram Transport Finance Co., Ltd.	17,528	306,709

Sun Pharmaceutical Industries Ltd.	35,266	388,756

Tata Consultancy Services Ltd.	18,302	930,923

Tech Mahindra Ltd.	34,392	639,677

Titan Co., Ltd.	17,491	509,419

Torrent Pharmaceuticals Ltd.	6,034	250,822

UltraTech Cement Ltd.	3,551	353,825

UPL Ltd.	23,676	225,732

Wipro Ltd.	42,074	359,424

Total India		18,174,039

Indonesia – 2.6%

Bank Central Asia Tbk PT	208,300	509,380

Bank Mandiri Persero Tbk PT	715,000	307,231

Bank Rakyat Indonesia Persero Tbk PT	1,351,700	363,601

Charoen Pokphand Indonesia Tbk PT	829,400	372,325

Gudang Garam Tbk PT	74,200	168,748

Indah Kiat Pulp & Paper Tbk PT	686,300	411,181

Kalbe Farma Tbk PT	2,599,131	259,686

Total Indonesia		2,392,152

Malaysia – 1.9%

AMMB Holdings Bhd*	193,000	146,600

Dialog Group Bhd	269,100	153,625

Hartalega Holdings Bhd	202,100	296,887

Kossan Rubber Industries	81,400	44,914

Petronas Gas Bhd	41,200	165,528

PPB Group Bhd	32,300	141,653

Sime Darby Bhd	232,500	126,066

Telekom Malaysia Bhd	150,800	205,317

Tenaga Nasional Bhd	82,200	190,062

Top Glove Corp. Bhd	155,100	106,697

Westports Holdings Bhd	157,300	169,079

Total Malaysia		1,746,428

Mexico – 0.9%

Gruma S.A.B. de C.V., Class B	22,178	255,088

Grupo Bimbo S.A.B. de C.V., Series A	160,615	453,752

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	93,982	155,489

Total Mexico		864,329

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2021

Investments	Shares	Value

Philippines – 1.8%

Bank of the Philippine Islands	124,460	$198,731

Globe Telecom, Inc.	6,840	400,129

International Container Terminal Services, Inc.	136,810	522,994

Megaworld Corp.	2,648,000	147,947

Puregold Price Club, Inc.	170,300	148,566

Universal Robina Corp.	75,090	200,054

Total Philippines		1,618,421

Poland – 0.3%

Polski Koncern Naftowy Orlen S.A.	14,561	300,735

Russia – 2.1%

Mobile TeleSystems PJSC, ADR	24,378	235,004

Novatek PJSC, GDR(c)	2,382	629,086

Polymetal International PLC	10,898	184,855

Rosneft Oil Co. PJSC, GDR(c)	47,506	401,426

Surgutneftegas PJSC, ADR(b)	35,806	180,641

VTB Bank PJSC, GDR*(c)	190,147	262,783

Total Russia		1,893,795

Singapore – 0.2%

BOC Aviation Ltd.(a)	19,800	165,834

South Africa – 2.0%

Anglo American Platinum Ltd.	3,646	316,110

Exxaro Resources Ltd.(b)	27,331	292,530

Gold Fields Ltd.	23,761	194,700

Kumba Iron Ore Ltd.	10,296	339,402

Sanlam Ltd.	57,925	246,100

SPAR Group Ltd. (The)	20,131	262,820

Vodacom Group Ltd.	23,853	228,367

Total South Africa		1,880,029

South Korea – 12.7%

BGF Retail Co., Ltd.	1,465	210,965

Cheil Worldwide, Inc.	13,894	267,553

CJ CheilJedang Corp.	442	152,871

CJ Corp.	2,156	179,909

CJ ENM Co., Ltd.	1,738	222,241

DL Holdings Co., Ltd.	1,716	110,004

Douzone Bizon Co., Ltd.	1,411	114,525

Fila Holdings Corp.	6,374	229,604

GS Engineering & Construction Corp.	12,785	461,621

GS Retail Co., Ltd.	4,068	112,179

Hana Financial Group, Inc.	11,631	455,809

Hyundai Glovis Co., Ltd.	1,125	158,203

Korea Aerospace Industries Ltd.	8,284	230,888

Korea Investment Holdings Co., Ltd.	3,305	240,896

Korea Zinc Co., Ltd.	467	198,396

KT&G Corp.	2,776	190,381

Kumho Petrochemical Co., Ltd.(b)	3,611	576,418

LG Corp.	2,562	201,238

LG Electronics, Inc.	5,556	598,302

LG Household & Health Care Ltd.	310	350,059

LG Household & Health Care Ltd., Preference Shares	383	207,674

LG Innotek Co., Ltd.	1,241	218,538

Mirae Asset Securities Co., Ltd.	18,578	135,883

NAVER Corp.	1,868	612,149

NCSoft Corp.	659	335,622

Orion Corp.	1,398	138,737

Posco International Corp.	12,487	252,060

S-1 Corp.	2,573	181,675

Samsung C&T Corp.	2,295	239,386

Samsung Electronics Co., Ltd.	55,509	3,474,001

Samsung SDS Co., Ltd.	1,411	191,272

Samsung Securities Co., Ltd.	8,182	331,012

Yuhan Corp.	3,053	158,581

Total South Korea		11,738,652

Taiwan – 19.1%

Accton Technology Corp.	31,000	292,637

Advantech Co., Ltd.	28,895	378,553

Asia Cement Corp.	188,000	307,704

ASMedia Technology, Inc.	3,000	179,824

Chailease Holding Co., Ltd.	74,877	661,142

Chicony Electronics Co., Ltd.	74,000	204,519

E.Sun Financial Holding Co., Ltd.	465,967	439,868

Eclat Textile Co., Ltd.	15,000	326,807

Feng TAY Enterprise Co., Ltd.	46,377	357,892

Giant Manufacturing Co., Ltd.	20,000	228,639

Hiwin Technologies Corp.	30,567	339,566

Hon Hai Precision Industry Co., Ltd.	177,000	667,073

Largan Precision Co., Ltd.	3,000	235,818

Lite-On Technology Corp.	110,000	246,765

Micro-Star International Co., Ltd.	77,000	357,908

Nanya Technology Corp.(b)	134,000	316,958

Nien Made Enterprise Co., Ltd.	31,000	440,624

Novatek Microelectronics Corp.(b)	42,000	618,079

Powertech Technology, Inc.	76,000	285,063

President Chain Store Corp.	43,000	432,153

Quanta Computer, Inc.	77,000	214,192

Realtek Semiconductor Corp.	35,000	622,476

SinoPac Financial Holdings Co., Ltd.	458,000	228,503

Standard Foods Corp.	155,000	287,073

Synnex Technology International Corp.	212,000	397,208

Taiwan Cement Corp.	185,000	338,652

Taiwan Cooperative Financial Holding Co., Ltd.	265,200	210,367

Taiwan Semiconductor Manufacturing Co., Ltd.	271,291	5,647,737

United Microelectronics Corp.	224,000	514,564

Walsin Technology Corp.*	64,000	351,465

Wistron Corp.	175,000	172,736

Wiwynn Corp.	6,000	187,362

Yageo Corp.	38,000	603,543

Yuanta Financial Holding Co., Ltd.	331,000	293,451

Zhen Ding Technology Holding Ltd.	68,000	241,388

Total Taiwan		17,628,309

Thailand – 2.0%

Charoen Pokphand Foods PCL, NVDR	182,300	138,739

Energy Absolute PCL, NVDR	124,700	225,739

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2021

Investments	Shares		Value

Global Power Synergy PCL, NVDR	93,800		$209,307

Home Product Center PCL, NVDR	321,000		129,026

Intouch Holdings PCL, NVDR	94,300		224,358

Krungthai Card PCL, NVDR	140,800		227,835

Muangthai Capital PCL, NVDR	100,700		173,364

Osotspa PCL, NVDR	118,900		119,480

PTT Exploration & Production PCL, NVDR	66,800		231,979

Thai Union Group PCL, NVDR	312,800		200,613

Total Thailand			1,880,440

Turkey – 0.9%

Aselsan Elektronik Sanayi ve Ticaret AS	160,656		273,780

Ford Otomotiv Sanayi AS	22,334		420,071

Turkcell Iletisim Hizmetleri AS	71,816		123,920

Total Turkey			817,771
TOTAL COMMON STOCKS (Cost: $73,601,075)			93,166,642

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24
(Cost: $2,259)	164,430	INR	2,229

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $617,341)	617,341		617,341

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $74,220,675)			93,786,212

Other Assets less Liabilities – (1.4)%			(1,263,021)

NET ASSETS – 100.0%			$92,523,191

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,370,430 and the total market value of the collateral held by the Fund was $2,527,531. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,910,190.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$27,386,588	$96,800	$—	$27,483,388
Other	65,683,254	—	—	65,683,254
Foreign Corporate Bond	—	2,229	—	2,229
Investment of Cash Collateral for Securities Loaned	—	617,341	—	617,341
Total Investments in Securities	$93,069,842	$716,370	$—	$93,786,212

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 3.8%

AES Brasil Energia S.A.	1,715,589	$3,866,364

Alupar Investimento S.A.	239,908	1,070,338

BR Properties S.A.	329,230	479,746

BrasilAgro – Co. Brasileira de Propriedades Agricolas	156,230	873,058

Cia de Locacao das Americas	628,118	2,800,012

Cia de Saneamento de Minas Gerais-COPASA	1,046,678	2,650,839

Cia de Saneamento do Parana	1,283,834	4,514,353

Construtora Tenda S.A.	297,762	962,321

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,913,348	6,320,590

Dexco S.A.	767,741	2,391,045

Direcional Engenharia S.A.	423,438	887,457

EDP—Energias do Brasil S.A.	1,360,996	4,585,859

Ez Tec Empreendimentos e Participacoes S.A.	129,977	544,821

Fleury S.A.	668,239	2,712,740

Grendene S.A.	1,287,904	2,188,697

Guararapes Confeccoes S.A.	445,872	1,107,131

Iguatemi Empresa de Shopping Centers S.A.	174,075	1,007,602

JHSF Participacoes S.A.	811,093	881,218

Movida Participacoes S.A.	246,226	774,074

Multiplan Empreendimentos Imobiliarios S.A.	535,366	1,869,738

Odontoprev S.A.	1,151,652	3,478,902

Qualicorp Consultoria e Corretora de Seguros S.A.	178,960	656,538

Sao Martinho S.A.	318,352	2,043,707

SLC Agricola S.A.	358,877	3,003,320

TOTVS S.A.	436,997	2,895,188

Transmissora Alianca de Energia Eletrica S.A.	4,065,844	26,742,985

Wiz Solucoes e Corretagem de Seguros S.A.	686,827	1,450,821

YDUQS Participacoes S.A.	705,076	3,074,493

Total Brazil		85,833,957

Chile – 0.8%

AES Andes S.A.	39,224,277	4,604,820

Empresa Nacional de Telecomunicaciones S.A.	723,158	2,974,190

Engie Energia Chile S.A.	2,702,955	1,803,745

Inversiones Aguas Metropolitanas S.A.	3,614,732	1,882,936

Parque Arauco S.A.*	2,546,252	2,591,083

SMU S.A.	15,960,220	1,627,070

SONDA S.A.	1,663,448	716,827

Vina Concha y Toro S.A.	1,523,277	2,415,262

Total Chile		18,615,933

China – 19.5%

Anhui Zhongding Sealing Parts Co., Ltd., Class A	623,900	1,413,445

Asia Cement China Holdings Corp.(a)	4,957,500	3,929,242

Asiainfo Technologies Ltd.(a)(b)	1,275,200	2,109,867

Ausnutria Dairy Corp., Ltd.*(a)	2,384,000	2,462,199

BAIC Motor Corp., Ltd., Class H(a)(b)	13,220,000	4,585,177

Bank of Chongqing Co., Ltd., Class H	2,938,500	1,634,461

Beijing Jingneng Clean Energy Co., Ltd., Class H(a)	10,558,000	3,661,899

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	917,000	1,203,874

C&D International Investment Group Ltd.(a)	3,225,000	6,172,725

CECEP Solar Energy Co., Ltd., Class A	2,834,000	5,512,620

CECEP Wind-Power Corp., Class A	1,991,100	2,431,045

Central China Real Estate Ltd.(a)	9,684,000	1,865,980

Chaowei Power Holdings Ltd.(a)	2,344,000	671,465

China Communications Services Corp., Ltd., Class H	12,694,000	7,044,386

China Everbright Greentech Ltd.(a)(b)	4,291,000	1,681,200

China Hanking Holdings Ltd.	3,693,000	735,312

China Harmony Auto Holding Ltd.	2,771,000	1,462,983

China Kepei Education Group Ltd.(a)	2,164,000	1,148,070

China Lilang Ltd.	5,365,000	3,121,971

China Longyuan Power Group Corp., Ltd., Class H	9,378,000	23,178,013

China New Higher Education Group Ltd.(a)(b)	2,836,000	1,318,790

China Overseas Grand Oceans Group Ltd.	13,338,000	8,172,784

China Overseas Property Holdings Ltd.	2,155,000	1,788,301

China Power International Development Ltd.	59,874,000	31,765,027

China Reinsurance Group Corp., Class H	56,533,000	6,390,659

China Resources Double Crane Pharmaceutical Co., Ltd., Class A	777,888	1,409,603

China Resources Medical Holdings Co., Ltd.	2,105,500	1,709,359

China Risun Group Ltd., Class H(a)	4,620,000	2,931,770

China Sanjiang Fine Chemicals Co., Ltd.(a)	17,026,000	5,970,850

China SCE Group Holdings Ltd.(a)	15,712,000	5,510,043

China South City Holdings Ltd.	24,054,000	2,039,352

China Water Affairs Group Ltd.(a)	7,406,000	8,257,800

China Xinhua Education Group Ltd.(b)	1,809,000	367,161

Chinasoft International Ltd.*	968,000	1,711,018

Chongqing Department Store Co., Ltd., Class A	285,276	1,063,469

CIMC Enric Holdings Ltd.(a)	4,998,000	5,990,165

CIMC Vehicles Group Co., Ltd., Class H*(a)(b)	2,524,000	2,143,146

Cinda Real Estate Co., Ltd., Class A*	1,439,000	781,611

CITIC Telecom International Holdings Ltd.	16,554,000	5,635,205

COFCO Joycome Foods Ltd.*(a)	14,214,000	4,491,716

Colour Life Services Group Co., Ltd.*(a)	1,906,000	619,447

Consun Pharmaceutical Group Ltd.	7,421,000	3,374,633

COSCO Shipping Development Co., Ltd., Class H(a)	31,641,000	6,300,033

CPMC Holdings Ltd.	7,093,000	3,726,612

DaFa Properties Group Ltd.(a)	813,000	524,270

Dexin China Holdings Co., Ltd.*(a)	5,892,000	2,111,679

Dongyue Group Ltd.	10,284,811	25,683,457

Duiba Group Ltd.*(a)	1,538,000	341,793

Dynagreen Environmental Protection Group Co., Ltd., Class H	1,633,000	973,341

E-House China Enterprise Holdings Ltd.(a)	1,881,300	285,168

EEKA Fashion Holdings Ltd.(a)	274,000	404,067

Fantasia Holdings Group Co., Ltd.*(a)	7,038,000	506,289

FAWER Automotive Parts Co., Ltd., Class A	654,200	590,204

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

FriendTimes, Inc.(a)	3,446,000	$579,892

Fu Shou Yuan International Group Ltd.	2,001,000	1,668,218

Fufeng Group Ltd.*	9,097,000	3,225,286

Fujian Funeng Co., Ltd., Class A	754,300	2,129,080

Fujian Green Pine Co., Ltd., Class A	180,600	391,263

Gansu Qilianshan Cement Group Co., Ltd., Class A	1,410,200	2,354,643

Genertec Universal Medical Group Co., Ltd.(b)	7,287,500	5,710,437

Greatview Aseptic Packaging Co., Ltd.	7,568,000	2,819,292

Greenland Hong Kong Holdings Ltd.	11,344,000	2,841,592

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	3,001,700	3,163,278

Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A*	680,100	655,668

Hangcha Group Co., Ltd., Class A	338,380	844,098

Harbin Boshi Automation Co., Ltd., Class A	549,100	1,077,441

Hebei Construction Group Corp. Ltd., Class H	488,500	128,013

Hisense Home Appliances Group Co., Ltd., Class H	2,048,000	2,220,411

Homeland Interactive Technology Ltd.(a)	980,000	270,661

Hope Education Group Co., Ltd.(b)	4,988,000	743,268

Huafa Industrial Co., Ltd. Zhuhai, Class A	6,104,810	5,422,593

Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	122,400	557,246

Jiangxi Wannianqing Cement Co., Ltd., Class A	1,383,300	2,840,601

Jiayuan International Group Ltd.(a)	8,584,000	3,352,156

Jizhong Energy Resources Co., Ltd., Class A	2,374,190	3,313,943

JNBY Design Ltd.	2,005,500	3,488,207

Ju Teng International Holdings Ltd.	7,226,000	1,345,944

Liuzhou Iron & Steel Co., Ltd., Class A	2,097,300	2,083,620

Long Yuan Construction Group Co., Ltd., Class A	501,300	480,188

Lonking Holdings Ltd.	28,779,000	8,687,693

Luxi Chemical Group Co., Ltd., Class A	2,239,000	6,513,807

LVGEM China Real Estate Investment Co., Ltd.*(a)	4,222,000	992,499

NetDragon Websoft Holdings Ltd.	985,500	2,228,077

ORG Technology Co., Ltd., Class A	1,030,500	1,017,400

Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,311,500	4,564,230

Poly Property Services Co., Ltd.(a)	86,800	517,367

Powerlong Commercial Management Holdings Ltd.	236,000	551,753

Prinx Chengshan Holdings Ltd.(a)	783,000	636,688

Q Technology Group Co., Ltd.(a)	705,000	1,016,115

Qinhuangdao Port Co., Ltd., Class A	3,415,600	1,538,094

Redsun Properties Group Ltd.(a)	9,475,000	2,933,305

S-Enjoy Service Group Co., Ltd.*(a)	470,000	1,004,644

Sailun Group Co., Ltd., Class A	2,527,500	4,482,278

Sany Heavy Equipment International Holdings Co., Ltd.(a)	3,592,000	4,254,300

Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,674,666	5,078,519

Shandong Chenming Paper Holdings Ltd., Class H(a)	2,471,500	1,419,152

Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	1,374,630	2,327,159

Shanghai AJ Group Co., Ltd., Class A	2,366,430	2,563,390

Shanghai Industrial Holdings Ltd.(a)	4,007,000	6,012,057

Shanghai Industrial Urban Development Group Ltd.	10,646,000	929,943

Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	340,698	784,505

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	369,900	747,568

Shanghai Yaoji Technology Co., Ltd., Class A	155,000	413,036

Shenzhen Expressway Co., Ltd., Class A	1,095,592	1,925,973

Shenzhen Expressway Co., Ltd., Class H	7,874,000	7,808,608

Shenzhen Jinjia Group Co., Ltd., Class A	722,785	1,183,362

Shenzhen Tagen Group Co., Ltd., Class A	3,613,400	3,108,950

Shougang Fushan Resources Group Ltd.	17,950,412	5,464,918

Sinic Holdings Group Co., Ltd., Class H*†(a)	3,669,000	235,656

Sinofert Holdings Ltd.*(a)	11,636,000	2,002,947

Sinoma International Engineering Co., Class A	2,825,850	4,985,135

Sinopec Kantons Holdings Ltd.(a)	9,170,000	3,510,318

Skyfame Realty Holdings Ltd.	16,804,000	1,964,332

SSY Group Ltd.(a)	4,996,000	2,701,876

Tangshan Sanyou Chemical Industries Co., Ltd., Class A	1,206,500	2,079,867

TCL Electronics Holdings Ltd.*	3,572,000	1,780,345

Tian Di Science & Technology Co., Ltd., Class A	3,681,800	2,991,179

Tian Lun Gas Holdings Ltd.(a)	2,059,000	1,840,884

Tiangong International Co., Ltd.(a)	3,322,000	1,984,328

Tianjin Guangyu Development Co., Ltd., Class A	1,039,900	2,463,711

Tianli Education International Holdings Ltd.(a)	880,000	193,303

Tianneng Power International Ltd.(a)	4,716,000	5,282,642

Titan Wind Energy Suzhou Co., Ltd., Class A	505,545	1,388,613

Tong Ren Tang Technologies Co., Ltd., Class H	3,165,888	2,375,031

Virscend Education Co., Ltd.(a)(b)	8,372,000	532,348

Wasu Media Holding Co., Ltd., Class A	1,504,500	1,748,458

Wellhope Foods Co., Ltd., Class A	446,800	686,571

Wisdom Education International Holdings Co., Ltd.(a)	3,524,000	669,975

Wuhan Department Store Group Co., Ltd., Class A	348,100	574,228

Xiamen ITG Group Corp., Ltd., Class A	1,890,400	2,281,767

Xiamen Xiangyu Co., Ltd., Class A	2,628,100	3,123,389

Xinxing Ductile Iron Pipes Co., Ltd., Class A	6,528,900	4,394,933

Xinyu Iron & Steel Co., Ltd., Class A	3,254,500	3,590,846

Xtep International Holdings Ltd.(a)	8,663,629	12,130,739

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	900,000	1,385,033

YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H*(a)(b)	1,031,600	609,579

Yuzhou Group Holdings Co., Ltd.(a)	27,871,653	4,117,385

Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,549,500	1,819,937

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

Zhejiang Medicine Co., Ltd., Class A	1,626,800	$4,128,583

Zhejiang Meida Industrial Co., Ltd., Class A	505,900	1,218,923

Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	277,537	1,170,765

Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	1,181,200	2,114,851

Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H(a)	965,200	1,004,300

Zhongshan Public Utilities Group Co., Ltd., Class A	1,500,802	2,157,556

Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	998,000	1,012,788

Total China		443,580,306

Hong Kong – 1.0%

Canvest Environmental Protection Group Co., Ltd.(a)	3,253,000	1,796,857

China High Speed Transmission Equipment Group Co., Ltd.*(a)	3,084,000	2,590,914

Comba Telecom Systems Holdings Ltd.(a)	1,724,000	440,708

Concord New Energy Group Ltd.	47,370,000	5,963,351

Digital China Holdings Ltd.(a)	2,249,000	1,236,500

Guotai Junan International Holdings Ltd.	20,091,000	3,200,252

IVD Medical Holding Ltd.	1,942,000	760,869

Nissin Foods Co., Ltd.(a)	1,079,000	838,567

Perfect Medical Health Management Ltd.(a)	6,908,000	5,262,207

VPower Group International Holdings Ltd., Class H(a)(b)	1,591,000	341,309

Total Hong Kong		22,431,534

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	1,728,050	2,361,130

India – 12.4%

AIA Engineering Ltd.	73,936	1,947,621

Ajanta Pharma Ltd.	46,428	1,424,912

Amara Raja Batteries Ltd.	270,643	2,733,867

Apollo Tyres Ltd.	958,544	2,914,599

Avanti Feeds Ltd.	87,335	634,356

Balmer Lawrie & Co., Ltd.	787,262	1,371,365

Balrampur Chini Mills Ltd.	326,725	1,613,212

Birlasoft Ltd.	351,548	1,940,139

Blue Star Ltd.	150,356	1,843,812

Castrol India Ltd.	1,958,676	3,699,524

CCL Products India Ltd.	205,938	1,066,902

CESC Ltd.	3,316,990	4,091,077

Chambal Fertilizers and Chemicals Ltd.	1,285,732	5,871,124

Cochin Shipyard Ltd.(b)	272,581	1,332,471

Coforge Ltd.	46,753	3,301,290

CRISIL Ltd.	101,463	3,715,697

Cummins India Ltd.	610,423	8,157,477

Cyient Ltd.	465,515	6,664,997

DCM Shriram Ltd.	184,116	2,507,465

Deepak Nitrite Ltd.	93,277	3,024,159

Dr. Lal PathLabs Ltd.(b)	29,879	1,480,032

Emami Ltd.	362,567	2,803,725

Engineers India Ltd.	3,539,121	3,754,751

EPL Ltd.	367,639	1,186,955

Eris Lifesciences Ltd.(b)	125,177	1,282,589

Exide Industries Ltd.	1,706,422	4,097,804

Finolex Cables Ltd.	251,549	1,650,729

Finolex Industries Ltd.	815,152	2,293,001

Firstsource Solutions Ltd.	1,586,732	4,179,126

Glenmark Pharmaceuticals Ltd.	114,972	790,643

Godfrey Phillips India Ltd.	76,682	1,235,239

Godrej Agrovet Ltd.(b)	60,289	519,820

Great Eastern Shipping Co., Ltd. (The)	548,126	2,722,631

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	379,129	2,218,002

Gujarat Pipavav Port Ltd.	1,344,259	2,002,965

Gujarat State Fertilizers & Chemicals Ltd.	801,468	1,395,571

Gujarat State Petronet Ltd.	751,056	3,197,382

HeidelbergCement India Ltd.	682,599	2,361,543

Housing & Urban Development Corp. Ltd.	1,712,976	1,039,636

ICICI Securities Ltd.(b)	355,573	3,632,734

Indiabulls Housing Finance Ltd.	3,664,952	11,437,623

Indian Energy Exchange Ltd.(b)	468,986	4,081,257

Indian Hotels Co., Ltd. (The)	627,887	1,534,454

IRB Infrastructure Developers Ltd.*	948,520	2,601,713

IRCON International Ltd.(b)	1,058,677	644,669

JB Chemicals & Pharmaceuticals Ltd.	81,663	2,053,966

Jindal Saw Ltd.	700,386	1,076,138

JK Paper Ltd.	676,207	2,088,906

JSW Energy Ltd.	1,105,816	5,808,597

Jubilant Pharmova Ltd.	147,378	1,238,251

Jyothy Labs Ltd.	514,851	1,169,430

Kajaria Ceramics Ltd.	90,300	1,456,187

Kalpataru Power Transmission Ltd.	186,760	1,016,987

KEC International Ltd.	195,626	1,167,787

L&T Finance Holdings Ltd.*	2,122,948	2,601,221

L&T Technology Services Ltd.(b)	48,910	3,095,311

LIC Housing Finance Ltd.	1,185,860	6,822,559

Mahanagar Gas Ltd.	214,918	3,134,700

Manappuram Finance Ltd.	755,013	1,720,527

Metropolis Healthcare Ltd.(b)	25,330	921,643

MOIL Ltd.	603,826	1,330,854

Multi Commodity Exchange of India Ltd.	96,448	2,155,178

Natco Pharma Ltd.	103,501	1,243,155

Navin Fluorine International Ltd.	40,788	2,024,770

NIIT Ltd.	936,214	4,695,732

NLC India Ltd.	2,840,604	2,347,796

NOCIL Ltd.	337,085	1,320,139

Oil India Ltd.	4,803,280	16,837,607

Persistent Systems Ltd.	65,141	3,261,372

Phillips Carbon Black Ltd.	352,237	1,267,963

Polyplex Corp. Ltd.	226,804	5,277,809

Prestige Estates Projects Ltd.	222,360	1,470,417

Rallis India Ltd.	225,590	868,899

Redington India Ltd.	2,724,268	5,116,203

Shriram Transport Finance Co., Ltd.	183,562	3,212,010

SJVN Ltd.	8,500,429	3,223,699

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

Sobha Ltd.	165,724	$1,763,458

Sonata Software Ltd.	760,837	8,966,760

Sterling & Wilson Solar Ltd.*	235,287	1,267,924

Sterlite Technologies Ltd.	629,134	2,424,489

Sudarshan Chemical Industries	121,912	1,080,952

Sundaram Finance Ltd.	107,349	3,543,446

Sundram Fasteners Ltd.	187,572	2,311,815

Supreme Industries Ltd.	96,952	3,049,265

Tata Chemicals Ltd.	810,642	10,039,718

Tata Elxsi Ltd.	82,568	6,222,620

Thermax Ltd.	78,489	1,437,762

Timken India Ltd.	234,757	5,360,566

Torrent Power Ltd.	1,392,627	9,475,548

Trident Ltd.	6,815,842	2,571,063

Varun Beverages Ltd.	96,248	1,163,884

Welspun Corp., Ltd.	2,610,497	5,094,210

Welspun India Ltd.	758,521	1,730,054

Yes Bank Ltd.*(c)	5,997,912	1,014,096

Total India		283,544,103

Indonesia – 1.5%

Ace Hardware Indonesia Tbk PT	13,449,900	1,193,458

AKR Corporindo Tbk PT	8,972,845	2,733,387

Bank BTPN Syariah Tbk PT	4,403,400	1,067,584

Bank Danamon Indonesia Tbk PT	7,446,500	1,383,944

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	56,379,728	5,357,305

Bank Pembangunan Daerah Jawa Timur Tbk PT	49,570,600	2,493,683

Ciputra Development Tbk PT	15,147,800	989,568

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	42,903,200	2,308,155

Japfa Comfeed Indonesia Tbk PT	15,227,000	2,101,193

Perusahaan Gas Negara Tbk PT*	59,046,800	4,909,393

Surya Citra Media Tbk PT*	16,610,700	2,332,752

Tower Bersama Infrastructure Tbk PT	25,332,415	5,239,053

XL Axiata Tbk PT	5,715,100	1,213,897

Total Indonesia		33,323,372

Malaysia – 3.6%

Aeon Co. M Bhd	6,358,500	2,278,216

AEON Credit Service M Bhd	611,700	1,805,951

Alliance Bank Malaysia Bhd	4,728,447	2,902,689

Astro Malaysia Holdings Bhd	13,529,500	3,328,648

British American Tobacco Malaysia Bhd	1,769,400	5,967,736

Bursa Malaysia Bhd	3,841,350	6,771,567

Carlsberg Brewery Malaysia Bhd	866,100	4,634,095

Datasonic Group Bhd	5,569,300	658,498

DRB-Hicom Bhd	1,862,100	729,450

Duopharma Biotech Bhd	1,818,833	786,358

Frontken Corp. Bhd	1,511,700	1,303,532

Gamuda Bhd*	5,965,486	4,289,051

Genting Plantations Bhd	994,700	1,627,540

Globetronics Technology Bhd	3,603,833	1,773,294

Heineken Malaysia Bhd	664,200	3,664,880

IJM Corp. Bhd	8,547,800	3,695,573

Inari Amertron Bhd	5,923,175	5,220,713

KPJ Healthcare Bhd	6,970,100	1,931,283

Lotte Chemical Titan Holding Bhd(b)	2,369,500	1,494,203

Magni-Tech Industries Bhd	1,676,300	840,853

Mah Sing Group Bhd	10,237,800	1,724,029

Malaysia Building Society Bhd	22,296,228	3,222,075

Mega First Corp. Bhd	1,341,200	1,175,733

MMC Corp. Bhd	7,313,800	3,406,643

My EG Services Bhd	10,380,596	2,281,177

Scientex Bhd	3,332,000	3,637,225

Serba Dinamik Holdings Bhd	6,984,900	533,899

SKP Resources Bhd	2,022,025	883,866

Syarikat Takaful Malaysia Keluarga Bhd	1,306,700	1,317,156

TIME dotCom Bhd	4,445,200	4,831,162

VS Industry Bhd	4,166,350	1,582,347

Yinson Holdings Bhd	927,200	1,220,321

Total Malaysia		81,519,763

Mexico – 1.6%

Alpek S.A.B. de C.V.	4,792,624	5,479,751

Bolsa Mexicana de Valores S.A.B. de C.V.	3,742,220	7,235,074

Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,016,461	7,077,120

Grupo Herdez S.A.B. de C.V.	871,244	1,771,792

Industrias Bachoco S.A.B. de C.V., Series B	465,745	1,722,471

La Comer S.A.B. de C.V.	1,072,036	1,819,035

Macquarie Mexico Real Estate Management S.A. de C.V.(b)	3,980,720	4,776,205

Megacable Holdings S.A.B. de C.V., Series CPO	1,177,574	3,616,779

Qualitas Controladora S.A.B. de C.V.	722,853	3,328,125

Total Mexico		36,826,352

Philippines – 0.8%

Bloomberry Resorts Corp.*	19,164,300	2,231,640

Century Pacific Food, Inc.	3,965,700	2,083,528

First Gen Corp.	1,241,100	826,021

Manila Water Co., Inc.*	3,878,645	1,414,287

Nickel Asia Corp.	25,239,100	2,607,529

Robinsons Land Corp.	9,972,526	3,128,022

Robinsons Retail Holdings, Inc.	1,188,820	1,207,232

Security Bank Corp.	1,434,730	2,981,403

Wilcon Depot, Inc.	2,711,400	1,461,743

Total Philippines		17,941,405

Poland – 0.4%

Asseco Poland S.A.	238,740	5,266,257

LiveChat Software S.A.	67,185	1,800,059

TEN Square Games S.A.	4,288	568,494

Warsaw Stock Exchange	199,808	2,088,016

Total Poland		9,722,826

Singapore – 0.2%

Guan Chong Bhd	1,071,800	757,800

IGG, Inc.	5,458,000	5,139,234

Total Singapore		5,897,034

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

South Africa – 4.3%

AECI Ltd.	778,923	$5,495,174

African Rainbow Minerals Ltd.(a)	1,334,518	16,818,741

Altron Ltd., Class A	997,557	775,767

AVI Ltd.	3,810,085	21,665,189

Cashbuild Ltd.	108,492	1,838,847

Coronation Fund Managers Ltd.	2,804,654	9,339,526

DRDGOLD Ltd.(a)	3,412,177	2,721,577

Equites Property Fund Ltd.	5,673,689	7,779,874

Italtile Ltd.	2,239,007	2,358,808

JSE Ltd.	868,267	6,030,834

Oceana Group Ltd.	737,818	3,263,171

PSG Group Ltd.	1,337,832	6,578,452

SPAR Group Ltd. (The)	1,016,322	13,268,592

Total South Africa		97,934,552

South Korea – 15.0%

Aekyung Industrial Co., Ltd.(a)	42,651	817,718

AfreecaTV Co., Ltd.(a)	10,805	1,374,352

Ahnlab, Inc.	54,884	3,221,654

BGF Retail Co., Ltd.	28,492	4,102,944

Binggrae Co., Ltd.	21,642	1,032,747

BNK Financial Group, Inc.	2,735,705	20,425,365

Bukwang Pharmaceutical Co., Ltd.(a)	47,663	603,839

Cheil Worldwide, Inc.	350,388	6,747,336

Chong Kun Dang Pharmaceutical Corp.	7,111	723,712

CJ Corp.	45,676	3,811,477

Com2uS Corp.	14,936	1,246,349

Daesang Corp.	116,156	2,383,945

Daesang Holdings Co., Ltd.	80,445	696,420

Daishin Securities Co., Ltd.	361,920	6,327,486

DB HiTek Co., Ltd.(a)	78,892	3,638,094

DGB Financial Group, Inc.	1,598,316	13,404,795

Dohwa Engineering Co., Ltd.	93,164	644,437

Dong-A Socio Holdings Co., Ltd.	7,880	775,355

Dong-A ST Co., Ltd.	16,951	1,076,618

DongKook Pharmaceutical Co., Ltd.	32,993	643,698

Dongsuh Cos., Inc.	277,883	6,853,196

Dongsung Finetec Co., Ltd.	85,818	869,777

Dongwon Development Co., Ltd.	377,363	1,816,697

DoubleUGames Co., Ltd.	10,794	574,343

Douzone Bizon Co., Ltd.	13,879	1,126,497

e-Credible Co., Ltd.	61,559	1,060,645

E1 Corp.	45,913	2,299,528

EBEST Investment & Securities Co., Ltd.	217,017	1,638,625

Echo Marketing, Inc.(a)	59,622	1,022,235

Ecopro Co., Ltd.	15,710	1,310,936

Eugene Investment & Securities Co., Ltd.	206,977	670,403

F&F Holdings Co., Ltd.(a)	27,886	829,043

Fila Holdings Corp.	38,409	1,383,567

GOLFZON Co., Ltd.	12,987	1,542,206

Green Cross Corp.	3,499	979,661

Green Cross Holdings Corp.	73,865	1,968,278

GS Engineering & Construction Corp.	398,124	14,374,832

HAESUNG DS Co., Ltd.	50,260	1,751,035

Halla Holdings Corp.	72,325	3,390,234

Handsome Co., Ltd.	33,191	1,110,104

Hanjin Transportation Co., Ltd.(a)	12,752	400,654

Hankook & Co. Co., Ltd.(a)	78,080	1,048,541

Hansol Chemical Co., Ltd.	20,335	5,951,079

Hansol Paper Co., Ltd.	161,474	2,216,176

Hanssem Co., Ltd.(a)	26,223	2,657,736

Hanwha Corp.	184,452	5,335,710

Hanwha Systems Co., Ltd.	139,310	2,059,058

HDC Holdings Co., Ltd.	100,500	933,699

HDC Hyundai Development Co-Engineering & Construction	88,296	2,050,794

Hitejinro Holdings Co., Ltd.	40,566	484,805

Huchems Fine Chemical Corp.	109,471	2,681,300

Huons Co., Ltd.(a)	14,652	675,675

Hyosung Chemical Corp.*	9,755	2,945,450

Hyosung Corp.	88,684	8,726,086

Hyundai Department Store Co., Ltd.	38,804	2,618,615

Hyundai Elevator Co., Ltd.(a)	61,881	2,568,793

Hyundai Greenfood Co., Ltd.	218,331	1,722,307

Hyundai Marine & Fire Insurance Co., Ltd.	314,044	6,750,355

Hyundai Motor Securities Co., Ltd.	170,554	1,822,220

Hyundai Wia Corp.(a)	39,415	2,623,228

iMarketKorea, Inc.	188,407	1,885,661

Innocean Worldwide, Inc.(a)	37,401	1,907,956

IS Dongseo Co., Ltd.	36,365	1,426,651

JB Financial Group Co., Ltd.	1,135,132	8,561,426

JW Life Science Corp.(a)	40,789	554,648

KEPCO Plant Service & Engineering Co., Ltd.(a)	211,119	6,847,103

Kginicis Co., Ltd.(a)	38,701	570,382

KIWOOM Securities Co., Ltd.	32,500	3,019,426

Koentec Co., Ltd.	185,829	1,412,551

Kolon Industries, Inc.(a)	61,607	5,192,887

Korea Aerospace Industries Ltd.	176,316	4,914,213

Korea Asset In Trust Co., Ltd.	465,484	1,792,742

Korea Electric Terminal Co., Ltd.(a)	15,896	1,016,324

Korea Petrochemical Ind Co., Ltd.	9,744	1,769,392

Korea Real Estate Investment & Trust Co., Ltd.	1,964,610	4,065,282

Korean Reinsurance Co.	687,097	5,547,844

KT Skylife Co., Ltd.	126,924	1,066,633

KUMHOE&C Co., Ltd.(a)	204,962	2,259,083

Kyungdong Pharm Co., Ltd.	121,033	1,185,796

LEENO Industrial, Inc.(a)	19,535	2,907,151

LIG Nex1 Co., Ltd.	34,606	1,519,858

LOTTE Fine Chemical Co., Ltd.(a)	72,517	5,585,769

LOTTE Himart Co., Ltd.(a)	41,114	1,033,059

LS Electric Co., Ltd.	40,949	2,306,840

LX International Corp.	84,242	2,461,802

LX Semicon Co., Ltd.(a)	39,782	3,400,286

Maeil Dairies Co., Ltd.	14,427	877,318

Mcnex Co., Ltd.	26,459	895,002

MegaStudyEdu Co., Ltd.(a)	37,534	2,291,983

Meritz Financial Group, Inc.	296,979	8,440,324

Meritz Fire & Marine Insurance Co., Ltd.	457,365	11,801,099

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

Meritz Securities Co., Ltd.(a)	2,336,276	$9,767,370

Mirae Asset Life Insurance Co., Ltd.(a)	408,138	1,690,808

NICE Holdings Co., Ltd.(a)	56,362	847,334

NICE Information Service Co., Ltd.(a)	56,316	970,309

NongShim Co., Ltd.	11,351	2,708,326

Orion Holdings Corp.	186,111	2,609,326

Partron Co., Ltd.	238,479	1,867,146

PI Advanced Materials Co., Ltd.	21,799	1,027,352

Poongsan Corp.	47,975	1,349,297

Posco International Corp.	311,766	6,293,249

Samjin Pharmaceutical Co., Ltd.	62,773	1,328,094

Samyang Holdings Corp.(a)	31,096	2,928,382

Samyang Packaging Corp.	46,330	1,195,424

SaraminHR Co., Ltd.(a)	30,309	1,228,743

Seah Besteel Corp.	75,858	1,659,394

Seohee Construction Co., Ltd.	925,189	1,461,236

Seoul Semiconductor Co., Ltd.	48,908	634,069

SFA Engineering Corp.	67,126	2,111,861

SK D&D Co., Ltd.	21,487	620,655

SK Discovery Co., Ltd.(a)	24,974	1,009,296

SK Materials Co., Ltd.	10,005	3,505,130

SKC Co., Ltd.(a)	33,765	4,819,497

SNT Motiv Co., Ltd.	45,029	1,931,987

Taeyoung Engineering & Construction Co., Ltd.	100,991	989,439

Tailim Packaging Co., Ltd.*	208,093	744,319

Tongyang Life Insurance Co., Ltd.	441,342	2,605,558

Unid Co., Ltd.	37,195	4,131,032

WiSoL Co., Ltd.	57,480	534,020

Youlchon Chemical Co., Ltd.(a)	58,810	1,211,963

Youngone Corp.	41,345	1,541,708

Zinus, Inc.(a)	19,935	1,244,254

Total South Korea		341,625,533

Taiwan – 26.2%

AcBel Polytech, Inc.(a)	1,804,303	1,842,480

Acer, Inc.(a)	5,789,000	5,142,684

Arcadyan Technology Corp.(a)	555,681	1,854,896

Asia Optical Co., Inc.*(a)	496,000	1,367,269

Asia Vital Components Co., Ltd.	522,000	1,483,907

ASROCK, Inc.(a)	102,000	589,437

Capital Securities Corp.(a)	11,969,340	6,530,176

Cathay Real Estate Development Co., Ltd.(a)	2,102,000	1,452,361

Chang Wah Electromaterials, Inc.(a)	1,835,000	2,143,869

Charoen Pokphand Enterprise(a)	1,228,000	3,530,547

Chenbro Micom Co., Ltd.(a)	356,000	953,235

Cheng Loong Corp.(a)	3,792,000	4,852,203

Cheng Uei Precision Industry Co., Ltd.(a)	2,212,000	3,021,001

Chicony Electronics Co., Ltd.(a)	4,928,652	13,621,658

Chicony Power Technology Co., Ltd.(a)	806,625	1,939,803

Chilisin Electronics Corp.	496,000	1,534,617

Chin-Poon Industrial Co., Ltd.	1,074,000	1,123,709

China Chemical & Pharmaceutical Co., Ltd.	1,120,000	916,566

China Metal Products(a)	675,000	766,811

China Steel Chemical Corp.(a)	584,726	2,455,553

ChipMOS Technologies, Inc.(a)	2,137,000	3,658,761

Chong Hong Construction Co., Ltd.(a)	1,909,000	5,515,856

Chroma ATE, Inc.(a)	554,132	3,500,556

Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	856,000	1,497,819

Cleanaway Co., Ltd.(a)	542,161	3,648,721

Compeq Manufacturing Co., Ltd.(a)	3,003,000	4,020,455

CTCI Corp.(a)	1,326,190	1,706,499

Cub Elecparts, Inc.(a)	169,092	864,866

DA CIN Construction Co., Ltd.(a)	1,911,000	2,047,463

Da-Li Development Co., Ltd.*(a)	1,320,467	1,526,140

Darfon Electronics Corp.(a)	993,000	1,475,573

Daxin Materials Corp.(a)	356,000	1,137,237

De Licacy Industrial Co., Ltd.*(a)	1,801,000	1,060,153

Eastern Media International Corp.(a)	1,941,800	2,300,009

Elan Microelectronics Corp.(a)	1,315,409	6,916,869

Elite Advanced Laser Corp.(a)	73,000	140,443

Elite Material Co., Ltd.(a)	1,190,163	9,291,307

Elite Semiconductor Microelectronics Technology, Inc.(a)	589,000	2,769,476

Ennoconn Corp.(a)	82,046	566,891

Eternal Materials Co., Ltd.(a)	3,849,494	5,202,112

Eva Airways Corp.*(a)	4,243,664	2,878,816

Everlight Electronics Co., Ltd.(a)	1,170,165	2,003,441

Excelsior Medical Co., Ltd.(a)	688,000	1,365,604

Far Eastern Department Stores Ltd.(a)	3,002,841	2,403,523

Far Eastern International Bank	10,877,460	4,079,950

Faraday Technology Corp.(a)	456,000	1,882,235

Farglory F T Z Investment Holding Co., Ltd.(a)	565,000	886,219

Farglory Land Development Co., Ltd.(a)	2,471,640	5,154,333

Feng Hsin Steel Co., Ltd.(a)	1,523,950	4,272,016

FLEXium Interconnect, Inc.*(a)	390,028	1,434,930

Formosa International Hotels Corp.(a)	317,000	1,666,894

Formosa Sumco Technology Corp.(a)	158,000	913,049

Formosan Union Chemical(a)	2,004,000	1,470,964

Fortune Electric Co., Ltd.(a)	429,000	604,377

Foxsemicon Integrated Technology, Inc.(a)	156,197	1,152,114

Fusheng Precision Co., Ltd.(a)	521,000	3,356,706

Genius Electronic Optical Co., Ltd.(a)	148,280	2,192,759

Getac Technology Corp.	2,136,292	3,964,261

Gigabyte Technology Co., Ltd.(a)	1,344,000	4,187,262

Global Brands Manufacture Ltd.	820,000	978,626

Global Mixed Mode Technology, Inc.(a)	368,000	3,057,806

Global Unichip Corp.(a)	92,000	1,654,385

Goldsun Building Materials Co., Ltd.(a)	1,254,000	1,102,744

Grape King Bio Ltd.(a)	476,988	2,773,534

Great Wall Enterprise Co., Ltd.(a)	3,862,676	7,611,526

Greatek Electronics, Inc.(a)	1,634,000	4,774,056

HannsTouch Solution, Inc.(a)	1,733,000	715,332

Holtek Semiconductor, Inc.(a)	1,147,773	4,675,876

Holy Stone Enterprise Co., Ltd.(a)	461,000	1,919,420

Hong Pu Real Estate Development Co., Ltd.(a)	1,583,000	1,204,558

Hota Industrial Manufacturing Co., Ltd.(a)	389,146	1,271,057

Hotai Finance Co., Ltd.(a)	478,000	1,494,367

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

Huaku Development Co., Ltd.(a)	2,119,296	$6,785,277

Huang Hsiang Construction Corp.(a)	671,000	906,773

IBF Financial Holdings Co., Ltd.(a)	13,926,684	8,072,933

Iron Force Industrial Co., Ltd.(a)	315,000	783,529

ITE Technology, Inc.(a)	706,000	2,521,383

ITEQ Corp.(a)	551,000	2,867,680

Jentech Precision Industrial Co., Ltd.	84,000	1,056,765

Kenda Rubber Industrial Co., Ltd.(a)	997,000	1,154,080

Kindom Development Co., Ltd.(a)	1,559,200	2,205,003

King Slide Works Co., Ltd.	114,004	1,587,680

King Yuan Electronics Co., Ltd.(a)	6,154,000	9,045,290

King’s Town Bank Co., Ltd.	3,686,000	5,516,994

Kinik Co.(a)	410,495	1,062,317

Kinpo Electronics(a)	2,809,000	1,345,997

Kinsus Interconnect Technology Corp.(a)	318,000	2,305,630

Kung Long Batteries Industrial Co., Ltd.(a)	520,000	2,585,022

Kuo Yang Construction Co., Ltd.(a)	1,641,989	1,550,019

L&K Engineering Co., Ltd.(a)	884,000	916,983

Lien Hwa Industrial Holdings Corp.(a)	2,632,451	5,291,264

Longchen Paper & Packaging Co., Ltd.(a)	735,026	742,664

Lotes Co., Ltd.(a)	165,107	3,289,043

Machvision, Inc.	77,000	632,903

Macronix International Co., Ltd.(a)	4,852,000	6,417,552

Makalot Industrial Co., Ltd.(a)	563,881	4,989,023

Marketech International Corp.(a)	128,000	519,158

Mercuries & Associates Holding Ltd.(a)	2,131,000	1,977,220

Merida Industry Co., Ltd.(a)	401,043	4,210,444

Merry Electronics Co., Ltd.(a)	683,030	2,167,221

Mirle Automation Corp.(a)	813,560	1,235,211

Namchow Holdings Co., Ltd.(a)	343,000	603,871

Nan Kang Rubber Tire Co., Ltd.(a)	870,000	1,284,991

Nan Liu Enterprise Co., Ltd.(a)	61,000	238,653

Nan Pao Resins Chemical Co., Ltd.(a)	312,000	1,545,414

Nantex Industry Co., Ltd.(a)	1,108,615	3,636,956

Nichidenbo Corp.(a)	1,513,000	2,807,634

Nuvoton Technology Corp.(a)	163,872	788,171

Pan Jit International, Inc.(a)	1,074,000	3,442,444

Pan-International Industrial Corp.(a)	2,205,000	3,098,500

Phoenix Silicon International Corp.(a)	436,420	783,224

Polytronics Technology Corp.(a)	343,017	1,483,590

Power Wind Health Industry, Inc.(a)	102,901	518,928

Powertech Technology, Inc.	3,825,000	14,346,925

President Securities Corp.(a)	4,857,520	4,010,085

Primax Electronics Ltd.(a)	2,453,000	4,516,749

Prince Housing & Development Corp.(a)	4,717,000	2,353,378

Promate Electronic Co., Ltd.(a)	1,569,000	2,187,888

Qisda Corp.(a)	4,681,000	4,813,648

Quang Viet Enterprise Co., Ltd.(a)	284,000	1,182,463

Radium Life Tech Co., Ltd.(a)	1,664,000	627,124

Rexon Industrial Corp., Ltd.(a)	485,000	1,211,608

Ruentex Development Co., Ltd.(a)	1,694,000	3,490,088

Ruentex Industries Ltd.(a)	2,000,200	9,189,555

Sampo Corp.(a)	1,720,000	1,836,650

Sanyang Motor Co., Ltd.(a)	3,251,000	3,092,245

SCI Pharmtech, Inc.(a)	369,400	1,072,646

SDI Corp.(a)	377,000	1,711,760

Sercomm Corp.(a)	1,002,488	2,238,106

Shin Foong Specialty & Applied Materials Co., Ltd.(a)	125,000	892,841

Shin Zu Shing Co., Ltd.(a)	252,000	936,164

Shiny Chemical Industrial Co., Ltd.(a)	268,110	1,352,074

Sigurd Microelectronics Corp.	553,000	1,179,024

Sinbon Electronics Co., Ltd.(a)	563,120	4,749,850

Sincere Navigation Corp.(a)	1,648,000	2,357,201

Sinon Corp.(a)	2,917,000	2,559,920

Sitronix Technology Corp.(a)	398,000	3,485,652

Sonix Technology Co., Ltd.(a)	491,000	1,598,453

Standard Chemical & Pharmaceutical Co., Ltd.(a)	489,000	669,599

Standard Foods Corp.(a)	2,379,896	4,407,768

Stark Technology, Inc.(a)	832,000	2,081,456

Sunny Friend Environmental Technology Co., Ltd.(a)	292,000	2,069,956

Sunonwealth Electric Machine Industry Co., Ltd.(a)	693,000	953,915

Supreme Electronics Co., Ltd.	2,621,506	4,168,364

Swancor Holding Co., Ltd.(a)	158,000	569,947

Syncmold Enterprise Corp.(a)	755,915	1,877,544

Synnex Technology International Corp.	8,895,600	16,666,977

Sysage Technology Co., Ltd.(a)	695,000	966,646

Systex Corp.(a)	1,276,000	4,007,466

Ta Ya Electric Wire & Cable(a)	983,120	943,934

TA-I Technology Co., Ltd.(a)	284,000	635,064

Taichung Commercial Bank Co., Ltd.(a)	6,170,182	2,569,017

Taiflex Scientific Co., Ltd.(a)	367,000	609,241

Taisun Enterprise Co., Ltd.(a)	1,585,000	1,536,046

Taiwan Business Bank(a)	8,653,958	2,969,503

Taiwan Cogeneration Corp.(a)	2,067,970	2,872,541

Taiwan Fertilizer Co., Ltd.(a)	3,393,000	8,257,045

Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,702,692	4,333,047

Taiwan Mask Corp.(a)	570,300	1,606,882

Taiwan Navigation Co., Ltd.(a)	1,630,000	2,621,058

Taiwan Paiho Ltd.(a)	774,000	2,255,839

Taiwan PCB Techvest Co., Ltd.	1,637,302	2,747,397

Taiwan Sakura Corp.(a)	1,105,000	2,732,704

Taiwan Secom Co., Ltd.(a)	1,156,000	4,049,662

Taiwan Styrene Monomer(a)	2,663,000	1,930,784

Taiwan Surface Mounting Technology Corp.(a)	474,000	1,735,360

Teco Electric and Machinery Co., Ltd.(a)	4,674,683	5,243,403

Test Research, Inc.(a)	1,157,115	2,317,511

Thinking Electronic Industrial Co., Ltd.(a)	376,000	2,240,304

Tong Hsing Electronic Industries Ltd.(a)	155,552	1,261,813

Tong Yang Industry Co., Ltd.(a)	1,623,685	1,978,576

Topco Scientific Co., Ltd.	955,521	4,715,785

Topkey Corp.(a)	325,000	1,633,137

Transcend Information, Inc.(a)	875,479	2,108,528

Tripod Technology Corp.(a)	3,041,928	12,174,045

TSRC Corp.	725,000	818,408

Tung Ho Steel Enterprise Corp.(a)	3,465,153	5,111,817

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

TXC Corp.(a)	673,549	$2,538,456

TYC Brother Industrial Co., Ltd.	780,000	558,533

U-Ming Marine Transport Corp.(a)	2,980,420	7,338,591

Unitech Printed Circuit Board Corp.*(a)	1,593,000	1,037,776

United Integrated Services Co., Ltd.(a)	1,075,000	6,829,562

Universal Cement Corp.(a)	2,597,000	1,980,806

USI Corp.(a)	2,793,000	3,779,405

Visual Photonics Epitaxy Co., Ltd.(a)	394,750	1,671,919

Wah Lee Industrial Corp.(a)	1,166,580	3,412,583

Walsin Lihwa Corp.(a)	4,558,000	4,122,740

Wan Hai Lines Ltd.(a)	4,237,700	30,953,212

Wei Chuan Foods Corp.(a)	1,808,000	1,421,195

Weikeng Industrial Co., Ltd.(a)	1,653,431	1,679,514

Winbond Electronics Corp.(a)	1,536,000	1,460,993

Wistron NeWeb Corp.(a)	736,722	1,933,001

WPG Holdings Ltd.(a)	5,915,058	10,297,027

WT Microelectronics Co., Ltd.(a)	1,160,678	2,520,451

YC INOX Co., Ltd.(a)	1,591,793	2,131,113

YFY, Inc.(a)	5,400,000	6,619,048

Yulon Finance Corp.(a)	973,675	5,696,561

ZongTai Real Estate Development Co., Ltd.(a)	1,358,000	1,871,725

Total Taiwan		598,340,559

Thailand – 7.0%

AP Thailand PCL, NVDR	8,374,500	2,017,206

Bangkok Chain Hospital PCL, NVDR	3,039,600	1,922,490

Bangkok Commercial Asset Management PCL, NVDR(a)	10,658,600	5,796,313

Bangkok Land PCL, NVDR	49,042,614	1,565,421

Banpu Power PCL, NVDR	4,081,800	2,135,300

BCPG PCL, NVDR	3,791,412	1,535,166

Chularat Hospital PCL, NVDR(a)	27,558,300	3,062,486

Com7 PCL, NVDR	1,398,600	2,779,839

Dynasty Ceramic PCL, NVDR	29,099,300	2,459,701

Eastern Polymer Group PCL, NVDR(a)	5,531,400	1,847,342

Eastern Water Resources Development and Management PCL, NVDR	3,878,200	1,129,016

GFPT PCL, NVDR	1,794,100	657,510

Gunkul Engineering PCL, NVDR(a)	33,983,900	4,881,388

Hana Microelectronics PCL, NVDR(a)	2,048,300	4,782,494

Ichitan Group PCL, NVDR(a)	3,360,600	1,102,487

Jay Mart PCL, NVDR(a)	3,793,800	4,428,997

JMT Network Services PCL, NVDR(a)	1,259,100	1,655,976

KCE Electronics PCL, NVDR	1,730,700	4,028,155

MC Group PCL, NVDR(a)	3,614,700	988,207

MCS Steel PCL, NVDR(a)	3,045,500	1,296,149

Mega Lifesciences PCL, NVDR	1,297,200	1,916,950

MK Restaurants Group PCL, NVDR(a)	1,813,300	2,867,195

Noble Development PCL, NVDR(a)	15,545,000	2,963,359

Origin Property PCL, NVDR	5,651,900	1,670,430

Polyplex Thailand PCL, NVDR	2,496,800	2,084,664

Prima Marine PCL, NVDR(a)	4,460,700	850,348

Pruksa Holding PCL, NVDR	5,087,900	1,954,860

PTG Energy PCL, NVDR(a)	2,116,400	1,013,320

Quality Houses PCL, NVDR(a)	49,601,900	3,195,866

Sabina PCL, NVDR(a)	1,359,400	775,423

SC Asset Corp. PCL, NVDR	21,523,400	2,048,333

Siam City Cement PCL, NVDR	417,754	1,987,835

Siam Future Development PCL, NVDR	5,231,300	1,839,884

Siamgas & Petrochemicals PCL, NVDR(a)	4,502,900	1,969,644

Sino-Thai Engineering & Construction PCL, NVDR(a)	2,808,800	1,128,999

SPCG PCL, NVDR	6,231,600	3,186,247

Sri Trang Agro-Industry PCL, NVDR(a)	1,696,500	1,679,703

Srisawad Corp. PCL, NVDR(a)	2,585,600	4,814,328

Srisawad Finance PCL, NVDR	1,093,800	1,058,725

Supalai PCL, NVDR(a)	7,245,500	4,282,843

Super Energy Corp. PCL, NVDR(a)	23,728,500	652,209

Synnex Thailand PCL, NVDR(a)	1,407,400	965,027

Taokaenoi Food & Marketing PCL, NVDR	1,896,980	367,230

Thai Union Group PCL, NVDR	10,446,500	6,699,839

Thai Vegetable Oil PCL, NVDR(a)	4,139,900	3,823,611

Thaifoods Group PCL, NVDR(a)	8,738,500	1,157,041

Thanachart Capital PCL, NVDR(a)	7,995,500	8,034,491

Tipco Asphalt PCL, NVDR(a)	7,860,500	4,274,662

Tisco Financial Group PCL, NVDR(a)	6,094,700	16,526,931

TPI Polene PCL, NVDR	28,706,900	1,484,767

TPI Polene Power PCL, NVDR	50,651,000	6,347,281

TQM Corp. PCL, NVDR(a)	412,100	1,272,778

TTW PCL, NVDR	15,998,500	5,579,498

Union Auction PCL, NVDR(a)	1,571,400	431,920

VGI PCL, NVDR	4,015,700	723,977

Vinythai PCL, NVDR	2,376,900	2,634,365

WHA Corp. PCL, NVDR	47,243,800	4,356,455

WHA Utilities and Power PCL, NVDR	12,663,100	1,579,379

Total Thailand		160,272,060

Turkey – 1.6%

Agesa Hayat ve Emeklilik AS, Class A	490,311	953,662

Aksa Akrilik Kimya Sanayii AS	1,881,851	4,325,340

Aksigorta AS	1,127,098	891,859

Alkim Alkali Kimya AS(a)	636,274	1,163,080

Anadolu Anonim Turk Sigorta Sirketi	1,831,666	1,239,082

Anadolu Hayat Emeklilik AS	1,310,756	1,364,718

Aselsan Elektronik Sanayi ve Ticaret AS	1	1

Celebi Hava Servisi AS(a)	29,059	516,466

EGE Endustri VE Ticaret AS(a)	6,338	824,687

Enerjisa Enerji AS(b)	3,261,047	3,824,758

Is Yatirim Menkul Degerler AS, Class A	1,146,960	1,711,871

Otokar Otomotiv Ve Savunma Sanayi AS	62,803	2,274,813

TAV Havalimanlari Holding AS*	1,802,437	5,331,687

Tofas Turk Otomobil Fabrikasi AS	1,560,412	9,133,177

Turk Traktor ve Ziraat Makineleri AS	51,091	932,770

Turkiye Sise ve Cam Fabrikalari AS	1,560,089	1,438,178

Total Turkey		35,926,149
TOTAL COMMON STOCKS (Cost: $1,790,787,727)		2,275,696,568

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2021

Investments	Shares	Value

WARRANTS – 0.0%

Thailand – 0.0%

Noble Development PCL, expiring 1/12/24*(a)

(Cost: $0)	2,236,800	$75,364

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(d)
(Cost: $2,392,767)	55,857	2,437,041

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)
(Cost: $49,648,262)	49,648,262	49,648,262

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $1,842,828,756)		2,327,857,235

Other Assets less Liabilities – (2.1)%		(48,753,060)

NET ASSETS – 100.0%		$2,279,104,175
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $235,656, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $414,426,506 and the total market value of the collateral held by the Fund was $449,214,946. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $399,566,684.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India
Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$1,014,096	0.0%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,224,743	$30,098,425	$29,294,095	$(589,499)	$(2,533)	$2,437,041	$562,534

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$442,218,914	$1,125,736	$235,656	*	$443,580,306
Other	1,832,116,262	—	—		1,832,116,262
Warrants	75,364	—	—		75,364
Exchange-Traded Fund	2,437,041	—	—		2,437,041
Investment of Cash Collateral for Securities Loaned	—	49,648,262	—		49,648,262
Total Investments in Securities	$2,276,847,581	$50,773,998	$235,656		$2,327,857,235

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.1%

Australia – 6.4%

Breville Group Ltd.(a)	17,546	$368,697

CSL Ltd.	27,829	5,898,011

Domino’s Pizza Enterprises Ltd.	15,018	1,740,711

Evolution Mining Ltd.	425,197	1,071,923

Mineral Resources Ltd.	69,896	2,262,430

Netwealth Group Ltd.	15,079	158,592

Northern Star Resources Ltd.(a)	61,862	379,831

Rio Tinto Ltd.	210,499	15,232,770

WiseTech Global Ltd.	3,012	116,727

Total Australia		27,229,692

Belgium – 0.1%

Melexis N.V.	5,786	616,923

Brazil – 0.5%

Engie Brasil Energia S.A.	122,848	844,553

Equatorial Energia S.A.	101,285	471,210

Hapvida Participacoes e Investimentos S.A.(b)	23,795	59,347

Localiza Rent a Car S.A.	25,227	252,182

Lojas Renner S.A.	39,938	252,283

Magazine Luiza S.A.	51,449	135,400

Total Brazil		2,014,975

Canada – 7.6%

Alimentation Couche-Tard, Inc., Class B	43,544	1,665,661

B2Gold Corp.	65,710	224,592

Canadian National Railway Co.(a)	106,567	12,347,085

Canadian Pacific Railway Ltd.(a)	56,576	3,693,729

CCL Industries, Inc., Class B(a)	21,717	1,124,549

CI Financial Corp.	92,656	1,880,401

Constellation Software, Inc.	722	1,182,590

Enghouse Systems Ltd.(a)	135	5,922

Metro, Inc.	31,827	1,554,859

Northland Power, Inc.(a)	44,170	1,387,667

Restaurant Brands International, Inc.	98,310	6,021,909

Toromont Industries Ltd.(a)	10,124	844,939

Total Canada		31,933,903

China – 4.9%

A-Living Smart City Services Co., Ltd.(b)	17,250	61,380

ANTA Sports Products Ltd.	59,000	1,112,600

Ausnutria Dairy Corp., Ltd.*(a)	70,000	72,296

China East Education Holdings Ltd.*(a)(b)	53,500	55,186

China Feihe Ltd.(b)	374,000	631,289

China Medical System Holdings Ltd.	267,000	487,035

China Meidong Auto Holdings Ltd.	34,000	170,772

China Overseas Property Holdings Ltd.	160,000	132,774

Chow Tai Fook Jewellery Group Ltd.	391,000	748,383

Country Garden Services Holdings Co., Ltd.	17,000	134,303

CSPC Pharmaceutical Group Ltd.	1,031,968	1,238,152

Dali Foods Group Co., Ltd.(b)	721,000	435,305

ENN Energy Holdings Ltd.	118,800	1,959,487

Fu Shou Yuan International Group Ltd.	147,000	122,553

Greentown Service Group Co., Ltd.(a)	134,000	144,592

Health & Happiness H&H International Holdings Ltd.	70,500	168,085

Li Ning Co., Ltd.	68,500	793,263

Logan Group Co., Ltd.	271,000	283,370

Midea Real Estate Holding Ltd.(a)(b)	156,400	269,217

S-Enjoy Service Group Co., Ltd.*(a)	14,000	29,926

Seazen Group Ltd.*	836,000	669,045

Shenzhou International Group Holdings Ltd.	79,100	1,684,697

Sino Biopharmaceutical Ltd.	205,875	170,843

SITC International Holdings Co., Ltd.	405,000	1,454,112

Sunny Optical Technology Group Co., Ltd.	21,200	557,733

Tencent Holdings Ltd.	87,900	5,209,876

Topsports International Holdings Ltd.(b)	191,000	218,366

WuXi AppTec Co., Ltd., Class H(b)	6,640	155,324

Xinyi Solar Holdings Ltd.	422,997	867,224

Yihai International Holding Ltd.*(a)	3,000	16,706

Zhongliang Holdings Group Co., Ltd.(a)	719,000	371,292

Zhongsheng Group Holdings Ltd.	22,800	183,638

Total China		20,608,824

Denmark – 6.6%

Ambu A/S, Class B	4,364	129,129

Coloplast A/S, Class B	20,018	3,140,244

DSV A/S	6,602	1,585,135

GN Store Nord A/S	6,001	416,304

Novo Nordisk A/S, Class B	196,858	19,065,719

Novozymes A/S, Class B	25,525	1,750,440

Royal Unibrew A/S	8,773	1,058,322

SimCorp A/S	4,722	559,183

Total Denmark		27,704,476

Finland – 2.0%

Neste Oyj	130,947	7,431,737

Orion Oyj, Class B	24,745	982,229

Total Finland		8,413,966

France – 2.8%

Gaztransport Et Technigaz S.A.	12,356	927,219

Hermes International	5,787	8,024,738

Sartorius Stedim Biotech	1,412	791,545

Trigano S.A.	2,789	525,574

Verallia S.A.(b)	45,259	1,563,097

Total France		11,832,173

Germany – 1.1%

Bechtle AG	7,388	507,746

CompuGroup Medical SE & Co. KgaA	2,097	172,796

Dermapharm Holding SE	5,024	485,602

Fuchs Petrolub SE	11,873	434,547

Knorr-Bremse AG	26,227	2,815,865

Softwareone Holding AG*	10,124	223,024

Total Germany		4,639,580

Hong Kong – 0.1%

China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	157,000	125,243

Vitasoy International Holdings Ltd.(a)	126,000	320,477

Total Hong Kong		445,720

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2021

Investments	Shares	Value

India – 9.1%

Aarti Industries Ltd.	10,462	$131,058

Alembic Pharmaceuticals Ltd.	3,469	36,878

Alkem Laboratories Ltd.	1,182	63,390

Asian Paints Ltd.	20,232	884,386

Aurobindo Pharma Ltd.	10,935	106,776

Bajaj Auto Ltd.	23,228	1,199,351

Balkrishna Industries Ltd.	9,222	314,780

Bayer CropScience Ltd.	794	56,672

Berger Paints India Ltd.	938	10,223

Bharat Electronics Ltd.	297,280	812,812

Cadila Healthcare Ltd.	13,230	98,359

Colgate-Palmolive India Ltd.	22,706	510,696

Coromandel International Ltd.	15,853	169,673

Dabur India Ltd.	31,747	263,911

Divi’s Laboratories Ltd.	2,763	178,624

Dr. Reddy’s Laboratories Ltd.	2,662	175,035

Eicher Motors Ltd.	6,865	258,054

Endurance Technologies Ltd.(b)	463	9,883

GAIL India Ltd.	1,129,472	2,417,118

Havells India Ltd.	11,568	213,991

HCL Technologies Ltd.	51,260	883,631

HDFC Asset Management Co., Ltd.(b)	6,959	272,688

Hero MotoCorp., Ltd.	26,888	1,026,038

Hindustan Unilever Ltd.	75,533	2,749,319

ICICI Lombard General Insurance Co., Ltd.(b)	6,928	148,355

ICICI Securities Ltd.(b)	15,470	158,050

Indraprastha Gas Ltd.	24,389	175,161

Infosys Ltd.	377,715	8,524,444

ITC Ltd.	1,363,478	4,337,817

JSW Steel Ltd.	91,881	827,242

Jubilant Foodworks Ltd.	1,603	87,266

L&T Technology Services Ltd.(b)	2,436	154,164

Larsen & Toubro Infotech Ltd.(b)	3,059	237,588

Marico Ltd.	84,870	625,999

Maruti Suzuki India Ltd.	6,672	659,587

Mphasis Ltd.	12,219	511,033

Muthoot Finance Ltd.	11,465	224,010

Natco Pharma Ltd.	6,577	78,997

Nestle India Ltd.	666	174,474

Nippon Life India Asset Management Ltd.(b)	33,687	193,039

NMDC Ltd.	394,589	760,180

Page Industries Ltd.	117	49,974

Petronet LNG Ltd.	176,687	567,831

Pidilite Industries Ltd.	9,357	300,265

Sanofi India Ltd.	138	14,501

SRF Ltd.	1,144	173,834

Sun TV Network Ltd.	18,223	124,064

Supreme Industries Ltd.	6,448	202,798

Tata Consultancy Services Ltd.	68,725	3,495,668

Tech Mahindra Ltd.	71,187	1,324,048

Titan Co., Ltd.	6,072	176,845

Torrent Pharmaceuticals Ltd.	1,868	77,649

Torrent Power Ltd.	59,141	402,400

UPL Ltd.	39,908	380,491

Varun Beverages Ltd.	14,318	173,141

Voltas Ltd.	11,139	182,788

Whirlpool of India Ltd.	1,551	47,745

Total India		38,414,794

Indonesia – 1.4%

Mayora Indah Tbk PT	374,300	61,719

Telkom Indonesia Persero Tbk PT	20,556,900	5,299,910

Tower Bersama Infrastructure Tbk PT	1,682,400	347,941

Unilever Indonesia Tbk PT	496,800	137,108

Total Indonesia		5,846,678

Israel – 0.1%

Strauss Group Ltd.	18,948	554,494

Italy – 1.3%

Carel Industries SpA(b)	6,125	167,171

DiaSorin SpA	1,500	315,263

Ferrari N.V.	12,145	2,546,952

Interpump Group SpA	7,968	517,133

Recordati Industria Chimica e Farmaceutica SpA(a)	29,196	1,701,310

Reply SpA	1,913	353,401

Total Italy		5,601,230

Japan – 13.9%

Advantest Corp.	21,100	1,896,778

Asahi Intecc Co., Ltd.(a)	9,300	255,891

Astellas Pharma, Inc.	337,300	5,570,022

BayCurrent Consulting, Inc.	500	254,537

Benefit One, Inc.	16,200	766,623

Capcom Co., Ltd.	27,500	765,292

Chugai Pharmaceutical Co., Ltd.	127,800	4,699,649

CyberAgent, Inc.	21,200	411,555

Daifuku Co., Ltd.	6,700	631,719

Elecom Co., Ltd.	10,600	170,341

Fancl Corp.	11,600	385,194

Fast Retailing Co., Ltd.	7,000	5,174,636

Food & Life Cos Ltd.	3,900	180,363

GMO Payment Gateway, Inc.	3,300	419,395

Goldwin, Inc.(a)	3,200	209,079

GungHo Online Entertainment, Inc.	13,300	244,603

Hoya Corp.	20,000	3,132,422

Infocom Corp.	1,600	34,244

Infomart Corp.	5,900	53,672

IR Japan Holdings Ltd.	100	11,087

Kakaku.com, Inc.(a)	31,000	1,007,170

Kaken Pharmaceutical Co., Ltd.	4,100	168,850

Katitas Co., Ltd.	5,700	202,559

Kobe Bussan Co., Ltd.(a)	9,200	301,376

Kose Corp.	8,100	971,347

Kusuri no Aoki Holdings Co., Ltd.(a)	600	41,353

Lasertec Corp.	3,900	894,475

M3, Inc.	8,100	580,194

Maruwa Unyu Kikan Co., Ltd.(a)	3,400	48,939

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2021

Investments	Shares	Value

MonotaRO Co., Ltd.	21,000	$475,053

Nexon Co., Ltd.	8,500	137,661

Nifco, Inc.	19,800	618,445

Nihon M&A Center, Inc.	20,200	596,540

Obic Co., Ltd.	7,100	1,359,866

Oracle Corp.	12,900	1,135,362

Otsuka Corp.	32,400	1,666,825

Pigeon Corp.	13,200	307,596

Seria Co., Ltd.	9,900	346,933

Shionogi & Co., Ltd.	38,800	2,661,664

Sysmex Corp.	8,800	1,098,669

TechnoPro Holdings, Inc.	16,400	497,549

Toei Animation Co., Ltd.(a)	3,600	665,956

Tokyo Electron Ltd.(a)	31,200	13,889,348

Workman Co., Ltd.(a)	4,000	253,462

Yamaha Corp.	24,800	1,567,018

Yaskawa Electric Corp.	21,200	1,026,036

ZOZO, Inc.	30,452	1,144,935

Total Japan		58,932,283

Malaysia – 0.2%

Hartalega Holdings Bhd	34,200	50,240

Press Metal Aluminium Holdings Bhd	282,600	387,466

Top Glove Corp. Bhd	136,000	93,558

Westports Holdings Bhd	135,200	145,324

Total Malaysia		676,588

Mexico – 0.7%

Gruma S.A.B. de C.V., Class B	32,796	377,215

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	490,841	812,075

Wal-Mart de Mexico S.A.B. de C.V.	578,253	1,973,905

Total Mexico		3,163,195

Netherlands – 5.3%

ASML Holding N.V.	26,303	19,689,526

BE Semiconductor Industries N.V.	15,387	1,224,397

Euronext N.V.(b)	11,981	1,356,602

Total Netherlands		22,270,525

Russia – 0.8%

Mobile TeleSystems PJSC, ADR	251,592	2,425,347

Polyus PJSC, GDR(c)	10,431	857,428

Total Russia		3,282,775

Singapore – 0.6%

Singapore Exchange Ltd.	336,900	2,476,622

South Africa – 0.4%

Anglo American Platinum Ltd.	9,289	805,362

AngloGold Ashanti Ltd.	11,544	182,402

SPAR Group Ltd. (The)	54,159	707,073

Total South Africa		1,694,837

South Korea – 1.2%

Douzone Bizon Co., Ltd.	788	63,958

LG Household & Health Care Ltd.	512	578,162

NCSoft Corp.	871	443,592

SK Hynix, Inc.	40,826	3,551,586

Investments	Shares	Value

SK Materials Co., Ltd.	715	$250,492

Total South Korea		4,887,790

Sweden – 2.5%

AddTech AB, Class B	8,935	159,325

Atlas Copco AB, Class B	72,519	3,717,733

Beijer Ref AB	33,691	671,621

Epiroc AB, Class B	56,244	1,001,952

EQT AB	50,043	2,093,574

Evolution AB(b)	11,806	1,801,017

Lifco AB, Class B	34,227	923,304

Mycronic AB	7,598	189,677

Total Sweden		10,558,203

Switzerland – 12.3%

Givaudan S.A., Registered Shares	1,299	5,934,864

Logitech International S.A., Registered Shares(a)	19,352	1,727,231

Partners Group Holding AG	7,418	11,661,572

Roche Holding AG	40,158	14,720,510

Roche Holding AG, Bearer Shares	25,526	10,518,512

Schindler Holding AG, Participation Certificate	6,212	1,672,782

SFS Group AG	6,586	898,043

Sika AG, Registered Shares(a)	14,246	4,532,575

Temenos AG, Registered Shares	3,047	415,151

Total Switzerland		52,081,240

Taiwan – 8.1%

Accton Technology Corp.	101,000	953,429

Advantech Co., Ltd.	59,496	779,456

ASMedia Technology, Inc.	1,000	59,941

Eclat Textile Co., Ltd.	46,283	1,008,373

Feng TAY Enterprise Co., Ltd.	91,620	707,033

Genius Electronic Optical Co., Ltd.	8,000	118,304

Hiwin Technologies Corp.	13,792	153,214

Largan Precision Co., Ltd.(a)	17,000	1,336,301

Macronix International Co., Ltd.(a)	521,000	689,106

Micro-Star International Co., Ltd.	144,000	669,335

momo.com, Inc.	2,600	151,182

Nanya Technology Corp.	251,000	593,704

Nien Made Enterprise Co., Ltd.	32,000	454,837

Novatek Microelectronics Corp.(a)	108,000	1,589,347

President Chain Store Corp.	167,000	1,678,362

Realtek Semiconductor Corp.	69,000	1,227,168

Taiwan Semiconductor Manufacturing Co., Ltd.	936,000	19,485,652

Voltronic Power Technology Corp.	7,000	429,641

Walsin Technology Corp.*	67,000	367,940

Wiwynn Corp.	13,000	405,951

Yageo Corp.(a)	93,000	1,477,091

Total Taiwan		34,335,367

Thailand – 0.2%

Carabao Group PCL, NVDR	51,900	184,070

Delta Electronics Thailand PCL, NVDR	31,800	441,732

Muangthai Capital PCL, NVDR	55,400	95,376

Total Thailand		721,178

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2021

Investments	Shares	Value

Turkey – 0.3%

Aselsan Elektronik Sanayi ve Ticaret AS	37,007	$63,065

Eregli Demir ve Celik Fabrikalari T.A.S.	330,486	619,365

Ford Otomotiv Sanayi AS	18,733	352,341

Turkcell Iletisim Hizmetleri AS	240,283	414,614

Total Turkey		1,449,385

United Kingdom – 9.6%

AJ Bell PLC	22,814	122,738

Ashmore Group PLC	313,651	1,440,436

Bunzl PLC	59,736	1,977,381

Games Workshop Group PLC	4,190	580,213

Gamma Communications PLC	4,390	108,322

Halma PLC	30,237	1,158,685

HomeServe PLC	65,534	799,242

IMI PLC	80,463	1,800,972

RELX PLC	515,895	14,934,687

Unilever PLC	326,162	17,613,215

Total United Kingdom		40,535,891
TOTAL COMMON STOCKS (Cost: $344,105,245)		422,923,307

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(d)	1,979	86,344

WisdomTree International Equity Fund(d)	2,411	127,469
TOTAL EXCHANGE-TRADED FUNDS (Cost: $219,088)		213,813

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.8%

United States – 7.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e)
(Cost: $33,011,559)	33,011,559	33,011,559

TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $377,335,892)		456,148,679

Other Assets less Liabilities – (8.0)%		(33,617,877)

NET ASSETS – 100.0%		$422,530,802
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,685,079 and the total market value of the collateral held by the Fund was $42,037,502. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,025,943.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$55,849	$981,204	$931,534	$(18,224)	$(951)	$86,344	$20,473
WisdomTree International Equity Fund	82,296	1,473,471	1,391,943	(31,984)	(4,371)	127,469	16,651
Total	$138,145	$2,454,675	$2,323,477	$(50,208)	$(5,322)	$213,813	$37,124

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/1/2021	63,727	USD	81,298	CAD	$—	$(446)
Canadian Imperial Bank of Commerce	10/1/2021	47,891	USD	66,739	AUD	—	(318)
HSBC Holdings PLC	10/4/2021	20,070	USD	156,255	HKD	—	(2)
UBS AG	10/1/2021	18,006	USD	16,832	CHF	—	(38)
						$—	$(804)

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$422,923,307	$—	$—	$422,923,307
Exchange-Traded Funds	213,813	—	—	213,813
Investment of Cash Collateral for Securities Loaned	—	33,011,559	—	33,011,559
Total Investments in Securities	$423,137,120	$33,011,559	$—	$456,148,679
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(804)	$—	$(804)
Total – Net	$423,137,120	$33,010,755	$—	$456,147,875
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 10.6%

Abacus Property Group(a)	42,744	$109,610

BWP Trust	44,734	129,255

Centuria Industrial REIT	44,568	120,083

Charter Hall Group	28,410	351,952

Charter Hall Long Wale REIT	51,428	183,516

Charter Hall Retail REIT	67,036	193,694

Cromwell Property Group	344,935	199,331

Dexus	132,086	1,030,454

Goodman Group	86,938	1,361,497

Growthpoint Properties Australia Ltd.(a)	39,523	117,909

Ingenia Communities Group	21,169	101,535

Mirvac Group	355,336	767,464

Shopping Centres Australasia Property Group	121,434	236,838

Stockland	316,035	1,022,730

Waypoint REIT	136,519	271,190

Total Australia		6,197,058

Austria – 0.4%

CA Immobilien Anlagen AG	5,634	238,328

Belgium – 2.4%

Aedifica S.A.	2,645	330,453

Befimmo S.A.	2,407	96,659

Cofinimmo S.A.	3,784	574,496

Warehouses De Pauw CVA	10,386	421,290

Total Belgium		1,422,898

Canada – 3.7%

Allied Properties Real Estate Investment Trust	6,520	206,997

Altus Group Ltd.(a)	1,606	78,345

Canadian Apartment Properties REIT	5,848	272,862

Choice Properties Real Estate Investment Trust	30,016	337,631

CT Real Estate Investment Trust	9,992	134,320

Dream Industrial Real Estate Investment Trust	10,208	130,536

First Capital Real Estate Investment Trust	14,025	193,738

FirstService Corp.	588	106,289

Granite Real Estate Investment Trust	2,189	155,650

InterRent Real Estate Investment Trust	6,005	79,302

Killam Apartment Real Estate Investment Trust	6,789	113,878

NorthWest Healthcare Properties Real Estate Investment Trust	11,328	115,440

Summit Industrial Income REIT	6,642	109,263

Tricon Residential, Inc.(a)	11,339	151,264

Total Canada		2,185,515

Chile – 0.2%

Cencosud Shopping S.A.	50,142	58,649

Parque Arauco S.A.*	37,706	38,370

Total Chile		97,019

China – 15.4%

Agile Group Holdings Ltd.(a)	410,000	383,421

C&D International Investment Group Ltd.(a)	54,000	103,357

Central China Real Estate Ltd.(a)	262,000	50,484

China Aoyuan Group Ltd.(a)	232,000	122,487

China Jinmao Holdings Group Ltd.	695,000	249,979

China Overseas Grand Oceans Group Ltd.	205,000	125,613

China Overseas Land & Investment Ltd.	431,049	982,293

China Resources Land Ltd.	326,000	1,375,669

China SCE Group Holdings Ltd.(a)	278,000	97,492

China Vanke Co., Ltd., Class H	173,400	474,449

CIFI Holdings Group Co., Ltd.	521,900	355,324

Country Garden Holdings Co., Ltd.(a)	1,015,972	1,050,603

Dexin China Holdings Co., Ltd.*(a)	182,000	65,228

Greentown China Holdings Ltd.(a)	34,500	52,207

Hopson Development Holdings Ltd.	70,800	251,926

Jiayuan International Group Ltd.(a)	140,000	54,672

Kaisa Group Holdings Ltd.*(a)	140,000	38,126

KWG Group Holdings Ltd.	338,000	330,417

Logan Group Co., Ltd.	142,000	148,482

Longfor Group Holdings Ltd.(b)	171,000	788,590

Midea Real Estate Holding Ltd.(a)(b)	53,600	92,264

Powerlong Real Estate Holdings Ltd.	202,000	151,799

Redsun Properties Group Ltd.(a)	154,000	47,676

Seazen Group Ltd.*	222,000	177,665

Shenzhen Investment Ltd.	440,000	110,782

Shimao Group Holdings Ltd.(a)	122,000	223,481

Sunac China Holdings Ltd.(a)	252,271	537,943

Times China Holdings Ltd.	158,000	131,317

Yanlord Land Group Ltd.	105,600	86,341

Yuexiu Property Co., Ltd.	179,800	169,068

Yuzhou Group Holdings Co., Ltd.(a)	479,381	70,817

Zhenro Properties Group Ltd.(a)	104,700	57,161

Zhongliang Holdings Group Co., Ltd.(a)	127,500	65,841

Total China		9,022,974

Finland – 0.3%

Kojamo Oyj	7,517	156,029

France – 2.2%

Cromwell European Real Estate Investment Trust(a)	48,760	147,492

Gecina S.A.	5,595	755,748

Nexity S.A.	8,254	394,118

Total France		1,297,358

Germany – 10.7%

alstria office REIT AG	27,144	494,214

Deutsche Wohnen SE, Bearer Shares	24,234	1,486,311

LEG Immobilien SE	6,478	917,438

PATRIZIA AG*	1,092	28,918

TAG Immobilien AG	14,720	431,953

Vonovia SE	48,611	2,923,927

Total Germany		6,282,761

Hong Kong – 13.0%

Champion REIT	296,000	155,136

Hang Lung Group Ltd.	82,649	193,016

Hang Lung Properties Ltd.	151,283	345,139

Henderson Land Development Co., Ltd.	184,915	709,051

Hui Xian Real Estate Investment Trust	452,634	105,199

Hysan Development Co., Ltd.	79,115	257,631

Kowloon Development Co., Ltd.	69,000	76,670

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2021

Investments	Shares	Value

Link REIT	215,914	$1,851,369

New World Development Co., Ltd.	169,013	691,497

Sino Land Co., Ltd.	369,735	497,752

Sun Hung Kai Properties Ltd.	173,310	2,168,420

Swire Properties Ltd.	102,941	258,124

Wharf Holdings Ltd. (The)	56,872	188,851

Yuexiu Real Estate Investment Trust	223,900	105,268

Total Hong Kong		7,603,123

India – 0.1%

Embassy Office Parks REIT	15,098	68,967

Israel – 1.2%

Alony Hetz Properties & Investments Ltd.	11,560	177,728

Amot Investments Ltd.	33,418	236,484

Azrieli Group Ltd.	1,649	148,894

Mivne Real Estate KD Ltd.	31,036	109,188

Total Israel		672,294

Japan – 15.3%

Aeon Mall Co., Ltd.	5,430	83,950

Daito Trust Construction Co., Ltd.(a)	14,500	1,694,645

Daiwa House Industry Co., Ltd.	51,400	1,722,470

GLP J-REIT	281	461,386

Heiwa Real Estate Co., Ltd.	2,300	79,879

Hulic Co., Ltd.	37,900	423,923

Ichigo, Inc.	12,800	42,447

Invesco Office J-REIT, Inc.	1,179	239,868

Japan Metropolitan Fund Invest	623	599,130

Katitas Co., Ltd.	1,000	35,536

Mitsubishi Estate Co., Ltd.	57,189	912,615

Mitsui Fudosan Co., Ltd.	50,308	1,202,748

Nomura Real Estate Holdings, Inc.	10,365	271,074

Open House Co., Ltd.	5,300	314,461

Relo Group, Inc.	3,700	77,001

Starts Corp., Inc.	2,600	62,102

Sumitomo Realty & Development Co., Ltd.	13,479	493,737

Tokyo Tatemono Co., Ltd.	16,600	263,934

Total Japan		8,980,906

Malaysia – 0.4%

IGB Real Estate Investment Trust	145,100	58,574

KLCCP Stapled Group	53,600	83,092

Sunway Real Estate Investment Trust	201,596	67,415

Total Malaysia		209,081

Mexico – 0.4%

PLA Administradora Industrial S de RL de C.V.	103,695	152,329

Prologis Property Mexico S.A. de C.V.	46,057	100,478

Total Mexico		252,807

Norway – 0.8%

Entra ASA(b)	20,789	446,537

Philippines – 0.3%

Robinsons Land Corp.	150,247	47,127

SM Prime Holdings, Inc.	185,375	119,016

Total Philippines		166,143

Singapore – 8.5%

Ascendas India Trust	119,500	125,873

Ascendas Real Estate Investment Trust	330,736	730,854

Ascott Residence Trust	248,688	169,443

CapitaLand Integrated Commercial Trust	449,698	672,427

Capitaland Investment Ltd.*	223,689	560,211

City Developments Ltd.	19,403	98,759

Frasers Centrepoint Trust	49,618	82,965

Frasers Logistics & Commercial Trust	91,600	102,557

Keppel DC REIT	90,504	165,329

Keppel REIT	210,600	164,434

Manulife US Real Estate Investment Trust	224,072	156,850

Mapletree Commercial Trust	132,720	202,365

Mapletree Industrial Trust	180,709	370,044

Mapletree Logistics Trust	322,475	484,568

Mapletree North Asia Commercial Trust	241,700	171,804

OUE Commercial Real Estate Investment Trust	237,300	79,531

Parkway Life Real Estate Investment Trust	50,100	171,601

SPH REIT(a)	108,400	75,056

Suntec Real Estate Investment Trust	269,528	281,916

UOL Group Ltd.	22,800	115,209

Total Singapore		4,981,796

Spain – 0.9%

Inmobiliaria Colonial Socimi S.A.	16,598	161,200

Merlin Properties Socimi S.A.(a)	38,228	393,068

Total Spain		554,268

Sweden – 3.1%

Atrium Ljungberg AB, Class B	5,885	123,639

Castellum AB(a)	24,857	609,453

Catena AB	1,906	103,268

Fabege AB(a)	17,212	260,682

Hufvudstaden AB, Class A	9,091	136,232

Kungsleden AB	13,239	174,784

Samhallsbyggnadsbolaget i Norden AB(a)	21,516	119,231

Wallenstam AB, Class B	3,985	59,124

Wihlborgs Fastigheter AB	11,805	235,329

Total Sweden		1,821,742

Switzerland – 3.1%

Allreal Holding AG, Registered Shares	1,639	325,042

PSP Swiss Property AG, Registered Shares	3,125	377,204

Swiss Prime Site AG, Registered Shares	11,547	1,131,367

Total Switzerland		1,833,613

Taiwan – 0.5%

Farglory Land Development Co., Ltd.	81,000	168,917

Ruentex Development Co., Ltd.	53,200	109,606

Total Taiwan		278,523

Thailand – 0.5%

Central Pattana PCL, NVDR	63,974	100,211

Supalai PCL, NVDR	143,300	84,705

WHA Corp. PCL, NVDR	967,100	89,178

Total Thailand		274,094

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2021

Investments	Shares	Value

United Kingdom – 5.4%

Assura PLC	300,883	$290,275

Big Yellow Group PLC	11,170	210,102

CLS Holdings PLC	12,562	37,772

Grainger PLC	22,504	92,547

Great Portland Estates PLC	13,110	131,958

Londonmetric Property PLC	70,452	227,226

Primary Health Properties PLC	86,339	175,671

Safestore Holdings PLC	15,551	219,956

Secure Income REIT PLC	39,551	222,380

Segro PLC	57,389	924,697

Tritax Big Box REIT PLC	150,108	430,298

Workspace Group PLC	18,116	201,520

Total United Kingdom		3,164,402
TOTAL COMMON STOCKS (Cost: $55,019,889)		58,208,236

RIGHTS – 0.0%

Austria – 0.0%

CA Immobilien Anlagen AG*† (Cost: $0)	5,761	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%

United States – 3.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $2,081,116)	2,081,116	2,081,116

TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $57,101,005)		60,289,352

Other Assets less Liabilities – (2.9)%		(1,723,494)

NET ASSETS – 100.0%		$58,565,858
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,639,804 and the total market value of the collateral held by the Fund was $6,017,553. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,936,437.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/1/2021	8,354	USD	73,573	SEK	$—	$(56)
Standard Chartered Bank	10/4/2021	13,817	USD	107,576	HKD	—	(2)
State Street Bank and Trust	10/4/2021	5,948	USD	4,841,308	CLP	—	(12)
State Street Bank and Trust	10/4/2021	5,922	USD	301,125	PHP	19	—
						$19	$(70)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$58,208,236	$—	$—		$58,208,236
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	2,081,116	—		2,081,116
Total Investments in Securities	$58,208,236	$2,081,116	$0		$60,289,352
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$19	$—		$19
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(70)	$—		$(70)
Total – Net	$58,208,236	$2,081,065	$0		$60,289,301
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 3.7%

AGL Energy Ltd.(a)	2,969	$12,396

Alumina Ltd.	12,123	18,390

APA Group(a)	3,400	21,416

Aurizon Holdings Ltd.	7,622	20,867

AusNet Services Ltd.(a)	17,335	31,555

Australia & New Zealand Banking Group Ltd.	8,039	163,466

BHP Group Ltd.(a)	10,541	286,374

BHP Group PLC	5,855	149,066

Commonwealth Bank of Australia	5,759	434,014

Dexus	3,970	30,972

Fortescue Metals Group Ltd.	25,337	273,801

Harvey Norman Holdings Ltd.	4,596	16,699

JB Hi-Fi Ltd.	352	11,574

Macquarie Group Ltd.	606	79,669

Magellan Financial Group Ltd.(a)	377	9,632

Medibank Pvt Ltd.	7,793	20,209

Metcash Ltd.(a)	3,089	8,769

Mineral Resources Ltd.	736	23,823

Mirvac Group	11,449	24,728

National Australia Bank Ltd.	9,200	184,948

Origin Energy Ltd.	6,679	22,820

QBE Insurance Group Ltd.	2,536	21,360

Rio Tinto Ltd.	1,679	121,501

Spark Infrastructure Group	9,835	20,034

Stockland	7,724	24,996

Telstra Corp., Ltd.	34,619	98,278

Transurban Group	4,656	47,624

Wesfarmers Ltd.	2,638	106,235

Worley Ltd.	1,487	10,645

Total Australia		2,295,861

Austria – 0.3%

Oesterreichische Post AG(a)	500	21,209

OMV AG	1,384	83,696

Raiffeisen Bank International AG	2,257	59,325

Total Austria		164,230

Belgium – 0.1%

Proximus SADP	1,750	34,763

Solvay S.A.	284	35,432

Telenet Group Holding N.V.	380	14,515

Total Belgium		84,710

Brazil – 0.7%

Banco do Brasil S.A.	10,826	57,419

Banco Santander Brasil S.A.	2,687	17,442

CCR S.A.	7,464	16,027

Centrais Eletricas Brasileiras S.A.	2,107	14,891

Petrobras Distribuidora S.A.	4,049	17,455

Porto Seguro S.A.	867	7,870

Vale S.A.	20,489	286,678

Total Brazil		417,782

Canada – 4.5%

Bank of Montreal	1,694	169,086

Bank of Nova Scotia (The)	3,971	244,369

BCE, Inc.	2,765	138,485

Canadian Imperial Bank of Commerce(a)	1,397	155,486

Canadian Natural Resources Ltd.	4,277	156,347

Enbridge, Inc.	8,585	341,950

Finning International, Inc.	732	18,057

Gibson Energy, Inc.(a)	922	16,928

Great-West Lifeco, Inc.	3,050	92,787

Hydro One Ltd.(b)	2,572	60,785

IGM Financial, Inc.(a)	1,048	37,433

Manulife Financial Corp.	5,807	111,753

National Bank of Canada(a)	840	64,503

Nutrien Ltd.	1,382	89,682

Power Corp. of Canada(a)	2,333	76,886

Rogers Communications, Inc., Class B	896	41,835

Royal Bank of Canada	3,128	311,183

Shaw Communications, Inc., Class B	1,722	50,048

Sun Life Financial, Inc.(a)	1,300	66,906

TC Energy Corp.(a)	2,645	127,276

TELUS Corp.	3,914	86,013

Toronto-Dominion Bank (The)	4,689	310,354

Total Canada		2,768,152

Chile – 0.1%

Banco de Chile	304,355	28,030

Enel Americas S.A.	227,223	26,840

Total Chile		54,870

China – 3.1%

Agile Group Holdings Ltd.(a)	28,000	26,185

Agricultural Bank of China Ltd., Class H	221,074	76,109

Anhui Conch Cement Co., Ltd., Class H	7,000	37,767

Beijing Enterprises Holdings Ltd.	6,500	26,010

BOC Hong Kong Holdings Ltd.	37,000	111,694

China Aoyuan Group Ltd.	14,000	7,391

China Construction Bank Corp., Class H	677,536	485,655

China Everbright Environment Group Ltd.	32,000	24,171

China Life Insurance Co., Ltd., Class H	35,000	57,459

China Medical System Holdings Ltd.	10,000	18,241

China Overseas Land & Investment Ltd.	31,500	71,784

China Pacific Insurance Group Co., Ltd., Class H	17,000	50,555

China Resources Cement Holdings Ltd.	28,000	27,012

China Resources Power Holdings Co., Ltd.(a)	20,000	57,678

CIFI Holdings Group Co., Ltd.	20,000	13,617

Country Garden Holdings Co., Ltd.(a)	53,668	55,497

Far East Horizon Ltd.(a)	15,000	15,222

Guangdong Investment Ltd.	16,000	20,882

Hengan International Group Co., Ltd.(a)	4,500	24,105

Hopson Development Holdings Ltd.	4,500	16,012

Industrial & Commercial Bank of China Ltd., Class H	508,000	282,561

Kunlun Energy Co., Ltd.	28,000	29,206

KWG Group Holdings Ltd.	18,500	18,085

Lenovo Group Ltd.	58,000	62,361

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

New China Life Insurance Co., Ltd., Class H	4,400	$13,000

Postal Savings Bank of China Co., Ltd., Class H(b)	60,000	41,466

Powerlong Real Estate Holdings Ltd.	13,000	9,769

Shenzhen International Holdings Ltd.	20,232	26,042

Shenzhen Investment Ltd.	58,000	14,603

Shimao Group Holdings Ltd.(a)	14,000	25,645

SITC International Holdings Co., Ltd.	8,000	28,723

Sunac China Holdings Ltd.	13,000	27,721

Times China Holdings Ltd.	11,000	9,142

Uni-President China Holdings Ltd.	12,000	11,422

Want Want China Holdings Ltd.	45,000	34,048

WH Group Ltd.(b)	51,412	36,654

Zhongliang Holdings Group Co., Ltd.(a)	15,500	8,004

Total China		1,901,498

Czech Republic – 0.1%

O2 Czech Republic AS	2,681	32,245

Finland – 0.4%

Fortum Oyj	2,936	89,456

Konecranes Oyj*	424	17,086

Neles Oyj	1,711	23,498

Nokian Renkaat Oyj	436	15,669

Orion Oyj, Class B(a)	376	14,925

Sampo Oyj, Class A	1,527	75,939

Valmet Oyj	660	23,972

Total Finland		260,545

France – 1.3%

ALD S.A.(b)	1,561	21,348

AXA S.A.	5,690	158,827

Danone S.A.	1,320	90,336

Gecina S.A.	215	29,041

Imerys S.A.	321	13,943

Orange S.A.	7,127	77,246

Publicis Groupe S.A.	489	33,017

Rubis SCA	382	13,233

Sanofi	3,517	338,636

Societe BIC S.A.	243	14,335

Verallia S.A.(b)	309	10,672

Total France		800,634

Germany – 2.9%

Allianz SE, Registered Shares	1,178	266,004

BASF SE	2,765	211,016

Bayer AG, Registered Shares	3,271	178,192

Bayerische Motoren Werke AG	1,198	114,906

Continental AG*	306	33,616

Deutsche Telekom AG, Registered Shares	10,483	211,349

E.ON SE	10,444	127,916

Evonik Industries AG	1,326	41,908

Hannover Rueck SE	264	46,308

METRO AG	1,796	23,396

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	325	89,230

Siemens AG, Registered Shares	1,541	253,461

Siltronic AG	119	18,784

Talanx AG	1,003	42,870

Telefonica Deutschland Holding AG	11,950	34,042

Traton SE	1,536	39,519

TUI AG*	6,917	30,142

Uniper SE	839	35,054

Vitesco Technologies Group AG, Class A*	76	4,468

Total Germany		1,802,181

Hong Kong – 0.9%

CLP Holdings Ltd.	8,000	77,075

Hang Seng Bank Ltd.	5,900	101,256

Henderson Land Development Co., Ltd.	15,100	57,900

Link REIT	6,000	51,447

New World Development Co., Ltd.	11,118	45,488

Power Assets Holdings Ltd.	12,500	73,542

Sino Land Co., Ltd.	26,000	35,002

Sun Hung Kai Properties Ltd.	6,500	81,327

Swire Properties Ltd.	14,000	35,105

Total Hong Kong		558,142

India – 0.6%

GAIL India Ltd.	17,292	37,006

Hindustan Petroleum Corp., Ltd.	4,471	18,070

Indus Towers Ltd.	5,071	21,089

ITC Ltd.	17,874	56,865

NMDC Ltd.	10,228	19,704

Oil & Natural Gas Corp., Ltd.	31,810	61,925

Oracle Financial Services Software Ltd.	257	15,774

Power Grid Corp. of India Ltd.	42,856	109,641

REC Ltd.	14,591	31,029

Total India		371,103

Indonesia – 0.4%

Astra International Tbk PT	91,700	35,239

Bank Mandiri Persero Tbk PT	113,600	48,813

Bank Rakyat Indonesia Persero Tbk PT	260,000	69,939

Indocement Tunggal Prakarsa Tbk PT	11,700	8,584

Telkom Indonesia Persero Tbk PT	270,100	69,636

United Tractors Tbk PT	9,300	16,894

Total Indonesia		249,105

Israel – 0.0%

ICL Group Ltd.	3,304	24,272

Italy – 0.9%

A2A SpA	15,565	32,029

Assicurazioni Generali SpA	3,386	72,166

Enav SpA*(b)	3,999	18,761

Enel SpA	21,461	165,425

ERG SpA	501	14,922

Iren SpA	5,896	17,520

Italgas SpA	5,982	38,408

Mediobanca Banca di Credito Finanziario SpA*	3,533	42,747

Poste Italiane SpA(b)	4,117	56,923

Telecom Italia SpA, RSP	27,868	11,301

Terna – Rete Elettrica Nazionale(a)	5,287	37,598

UnipolSai Assicurazioni SpA(a)	16,953	47,783

Total Italy		555,583

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

Japan – 5.3%

AGC, Inc.	800	$41,443

Asahi Kasei Corp.	3,200	34,316

Bridgestone Corp.	2,300	109,378

Canon, Inc.(a)	5,000	122,810

Chubu Electric Power Co., Inc.	3,200	37,901

Dai-ichi Life Holdings, Inc.	2,600	57,628

Daicel Corp.(a)	1,800	14,084

Daito Trust Construction Co., Ltd.(a)	500	58,436

Daiwa House Industry Co., Ltd.	1,400	46,916

Daiwa Securities Group, Inc.(a)	5,600	32,820

ENEOS Holdings, Inc.	12,000	49,033

Idemitsu Kosan Co., Ltd.	1,400	36,965

Inpex Corp.	5,800	45,537

ITOCHU Corp.(a)	4,442	130,463

Japan Post Insurance Co., Ltd.	1,400	25,559

Japan Tobacco, Inc.	7,800	153,099

JTEKT Corp.	1,300	11,395

Kansai Electric Power Co., Inc. (The)	3,200	31,132

KDDI Corp.	7,700	254,723

Marubeni Corp.(a)	4,769	39,887

Matsui Securities Co., Ltd.	1,400	10,214

Mebuki Financial Group, Inc.	5,500	12,126

Mitsubishi Chemical Holdings Corp.	4,700	43,114

Mitsubishi Corp.	4,800	152,120

Mitsubishi UFJ Financial Group, Inc.	41,400	244,114

Mizuho Financial Group, Inc.	8,430	119,716

MS&AD Insurance Group Holdings, Inc.	2,500	84,159

Nippon Telegraph & Telephone Corp.	8,700	240,551

Nomura Holdings, Inc.	8,300	41,182

Resona Holdings, Inc.	9,100	36,604

Seiko Epson Corp.(a)	1,300	26,320

Sekisui House Ltd.	2,100	44,259

SoftBank Corp.	25,400	344,775

Sompo Holdings, Inc.	1,000	43,746

Sumitomo Corp.	4,086	57,916

Sumitomo Mitsui Financial Group, Inc.(a)	4,600	162,603

T&D Holdings, Inc.	1,400	19,436

Takeda Pharmaceutical Co., Ltd.	4,000	132,610

Toda Corp.	2,400	16,929

Tohoku Electric Power Co., Inc.(a)	2,500	18,418

Tokio Marine Holdings, Inc.	1,500	80,946

Total Japan		3,265,383

Malaysia – 0.1%

DiGi.Com Bhd	31,000	32,951

Petronas Gas Bhd	6,500	26,115

Total Malaysia		59,066

Mexico – 0.2%

Grupo Mexico S.A.B. de C.V., Series B	16,038	64,318

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	13,634	22,557

Orbia Advance Corp. S.A.B. de C.V.	7,225	18,607

Total Mexico		105,482

Netherlands – 0.4%

ASR Nederland N.V.	605	27,710

Koninklijke Ahold Delhaize N.V.	3,235	107,733

Koninklijke KPN N.V.	17,485	55,018

NN Group N.V.	1,241	65,110

Total Netherlands		255,571

Norway – 0.7%

Equinor ASA	10,348	263,938

Gjensidige Forsikring ASA	1,558	34,590

Telenor ASA	6,139	103,591

Yara International ASA	689	34,279

Total Norway		436,398

Philippines – 0.1%

Globe Telecom, Inc.	325	19,012

PLDT, Inc.	885	29,147

Total Philippines		48,159

Portugal – 0.1%

EDP – Energias de Portugal S.A.	6,742	35,435

Puerto Rico – 0.1%

Popular, Inc.	486	37,748

Russia – 2.1%

Magnit PJSC, GDR(c)	2,063	34,762

MMC Norilsk Nickel PJSC, ADR	6,195	185,416

Mobile TeleSystems PJSC, ADR	7,204	69,447

PhosAgro PJSC, GDR(c)	1,898	42,287

Rosneft Oil Co. PJSC, GDR(c)	19,897	168,130

Sberbank of Russia PJSC, ADR	37,006	696,453

Tatneft PJSC, ADR	1,775	77,780

Total Russia		1,274,275

Singapore – 0.9%

DBS Group Holdings Ltd.	7,214	161,114

Genting Singapore Ltd.	51,600	27,366

Jardine Cycle & Carriage Ltd.	1,600	22,840

Oversea-Chinese Banking Corp., Ltd.	13,213	111,925

Singapore Telecommunications Ltd.	52,200	94,588

United Overseas Bank Ltd.	5,713	108,781

Total Singapore		526,614

South Africa – 0.3%

African Rainbow Minerals Ltd.(a)	995	12,540

Exxaro Resources Ltd.(a)	2,434	26,052

Kumba Iron Ore Ltd.	565	18,625

MultiChoice Group	2,033	15,427

Remgro Ltd.	4,079	36,832

Sanlam Ltd.	15,087	64,098

Vodacom Group Ltd.	4,781	45,773

Total South Africa		219,347

South Korea – 0.7%

Hana Financial Group, Inc.	2,348	92,016

Industrial Bank of Korea	2,137	18,952

KT&G Corp.	781	53,562

Macquarie Korea Infrastructure Fund	4,269	46,151

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

POSCO	351	$97,829

Samsung Fire & Marine Insurance Co., Ltd.	173	34,337

Samsung Life Insurance Co., Ltd.	469	29,075

SK Telecom Co., Ltd.	193	52,814

Total South Korea		424,736

Spain – 0.8%

Enagas S.A.	1,922	42,779

Endesa S.A.	3,467	69,995

Fomento de Construcciones y Contratas S.A.	1,553	18,862

Iberdrola S.A.	17,984	180,997

Naturgy Energy Group S.A.(a)	4,033	101,661

Red Electrica Corp. S.A.	3,064	61,468

Total Spain		475,762

Sweden – 0.2%

Tele2 AB, Class B(a)	2,837	42,108

Telia Co. AB(a)	16,443	67,897

Total Sweden		110,005

Switzerland – 2.0%

ABB Ltd., Registered Shares	3,623	121,912

Adecco Group AG, Registered Shares	530	26,715

Banque Cantonale Vaudoise, Registered Shares	332	25,304

Holcim Ltd., Registered Shares*	1,581	76,504

Novartis AG, Registered Shares	7,154	589,207

Swiss Life Holding AG, Registered Shares	112	56,849

Swiss Prime Site AG, Registered Shares	554	54,281

Swisscom AG, Registered Shares	165	95,054

Zurich Insurance Group AG	476	195,737

Total Switzerland		1,241,563

Taiwan – 2.9%

Asia Cement Corp.	34,000	55,649

Asustek Computer, Inc.	8,000	93,466

Catcher Technology Co., Ltd.	6,000	36,073

Cathay Financial Holding Co., Ltd.	49,000	101,832

Chicony Electronics Co., Ltd.	12,000	33,165

Chunghwa Telecom Co., Ltd.	19,000	75,358

CTBC Financial Holding Co., Ltd.	176,480	145,058

Far Eastern New Century Corp.	40,000	42,856

Formosa Chemicals & Fibre Corp.	27,000	81,309

Formosa Plastics Corp.	28,000	114,068

Fubon Financial Holding Co., Ltd.	64,114	176,506

Hon Hai Precision Industry Co., Ltd.	65,000	244,971

Lite-On Technology Corp.	31,000	69,543

Mega Financial Holding Co., Ltd.	77,941	89,661

Pegatron Corp.	25,680	61,756

Quanta Computer, Inc.	23,210	64,564

Shanghai Commercial & Savings Bank Ltd. (The)	40,000	63,746

SinoPac Financial Holdings Co., Ltd.	152,559	76,114

Synnex Technology International Corp.	18,000	33,725

Taiwan Cement Corp.	50,850	93,083

Wistron Corp.	37,000	36,521

Total Taiwan		1,789,024

Thailand – 0.2%

Bangkok Commercial Asset Management PCL, NVDR	9,600	5,221

Intouch Holdings PCL, NVDR	8,400	19,985

PTT Exploration & Production PCL, NVDR	11,700	40,631

Ratch Group PCL, NVDR	4,500	6,018

Siam Commercial Bank PCL (The), NVDR	9,800	35,336

Total Thailand		107,191

United Kingdom – 4.0%

Abrdn PLC	11,188	38,558

Admiral Group PLC	1,219	51,084

Airtel Africa PLC(b)	13,733	18,461

BAE Systems PLC	8,790	66,988

Berkeley Group Holdings PLC	356	20,938

British American Tobacco PLC	9,785	343,562

Direct Line Insurance Group PLC	8,795	34,343

easyJet PLC*(a)	2,915	26,049

GlaxoSmithKline PLC	22,316	422,340

National Grid PLC	10,206	121,732

Pearson PLC	1,621	15,558

Pennon Group PLC	816	12,466

Phoenix Group Holdings PLC	2,793	24,313

Rio Tinto PLC	6,004	397,772

Royal Dutch Shell PLC, Class A(a)	21,790	486,248

Schroders PLC	536	25,982

Severn Trent PLC	938	32,934

SSE PLC	3,347	70,898

Tesco PLC	16,840	57,515

United Utilities Group PLC	2,109	27,538

Vodafone Group PLC	113,734	173,749

Total United Kingdom		2,469,028

United States – 58.4%

3M Co.	3,996	700,978

AbbVie, Inc.	11,177	1,205,663

Altria Group, Inc.	32,088	1,460,646

American Campus Communities, Inc.	978	47,384

American Electric Power Co., Inc.	2,040	165,607

Antero Midstream Corp.(a)	6,364	66,313

APA Corp.	3,043	65,211

Apartment Investment and Management Co., Class A	1,304	8,932

Apollo Global Management, Inc.(a)	1,548	95,341

Artisan Partners Asset Management, Inc., Class A	813	39,772

AT&T, Inc.	109,551	2,958,973

AvalonBay Communities, Inc.	763	169,111

Avangrid, Inc.(a)	1,328	64,541

Avista Corp.	512	20,029

Baker Hughes Co.	4,829	119,421

Bank of Hawaii Corp.	289	23,747

Bank of New York Mellon Corp. (The)	4,128	213,996

Bank OZK	826	35,501

Black Hills Corp.	372	23,347

Blackstone, Inc.	3,061	356,117

BOK Financial Corp.	361	32,328

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

Boston Properties, Inc.	1,022	$110,734

Broadcom, Inc.	1,848	896,151

Camden Property Trust	479	70,638

Cardinal Health, Inc.	1,542	76,267

CenterPoint Energy, Inc.	2,890	71,094

CF Industries Holdings, Inc.	1,184	66,091

Chemours Co. (The)	967	28,101

Cisco Systems, Inc.	20,458	1,113,529

Citigroup, Inc.	20,684	1,451,603

Coca-Cola Co. (The)	27,790	1,458,141

Cogent Communications Holdings, Inc.	284	20,119

Cohen & Steers, Inc.	527	44,147

Compass Minerals International, Inc.	522	33,617

ConocoPhillips	10,909	739,303

Consolidated Edison, Inc.	1,626	118,031

CoreSite Realty Corp.	323	44,748

Corporate Office Properties Trust	1,133	30,568

Cousins Properties, Inc.	948	35,351

CubeSmart	1,566	75,873

Cullen/Frost Bankers, Inc.	359	42,585

CVB Financial Corp.	841	17,131

Dominion Energy, Inc.	5,152	376,199

Douglas Emmett, Inc.	1,244	39,323

Dow, Inc.	5,766	331,891

DTE Energy Co.	867	96,853

Duke Energy Corp.	4,064	396,606

Eastman Chemical Co.	566	57,019

Edison International	2,445	135,624

Entergy Corp.	929	92,259

EOG Resources, Inc.	3,090	248,034

Equitrans Midstream Corp.	5,162	52,343

Equity Commonwealth*	3,399	88,306

Equity Residential	2,212	178,995

Essex Property Trust, Inc.	347	110,950

Evergy, Inc.	1,175	73,085

Exelon Corp.	4,783	231,210

Extra Space Storage, Inc.	459	77,107

Federal Realty Investment Trust	577	68,080

Federated Hermes, Inc., Class B	625	20,313

Fidelity National Financial, Inc.	1,513	68,599

Fifth Third Bancorp	4,335	183,977

First American Financial Corp.	746	50,019

First Horizon Corp.	2,826	46,036

FirstEnergy Corp.	3,556	126,665

Flowers Foods, Inc.	1,399	33,058

FNB Corp.	3,008	34,953

Foot Locker, Inc.	453	20,684

Franklin Resources, Inc.	3,068	91,181

Gaming and Leisure Properties, Inc.	3,007	139,284

General Mills, Inc.	3,978	237,964

Genuine Parts Co.	597	72,374

Gilead Sciences, Inc.	7,070	493,839

Glacier Bancorp, Inc.	465	25,738

H&R Block, Inc.	2,344	58,600

Halliburton Co.	4,719	102,025

Hanesbrands, Inc.	2,525	43,329

Harley-Davidson, Inc.	622	22,771

Hawaiian Electric Industries, Inc.	633	25,845

Healthcare Realty Trust, Inc.	1,150	34,247

Healthcare Trust of America, Inc., Class A	1,475	43,749

Healthpeak Properties, Inc.	3,611	120,896

Highwoods Properties, Inc.	904	39,649

HollyFrontier Corp.	1,443	47,807

HP, Inc.	7,515	205,610

Hudson Pacific Properties, Inc.	1,097	28,818

Ingredion, Inc.	330	29,373

International Business Machines Corp.	6,194	860,532

International Paper Co.	2,590	144,833

Interpublic Group of Cos., Inc. (The)	2,936	107,663

Iron Mountain, Inc.	3,486	151,467

JPMorgan Chase & Co.	14,775	2,418,520

Kellogg Co.	1,536	98,181

Kilroy Realty Corp.	631	41,779

Kimco Realty Corp.	6,389	132,572

Kraft Heinz Co. (The)	8,298	305,532

Lamar Advertising Co., Class A	514	58,313

Leggett & Platt, Inc.	649	29,101

Lexington Realty Trust	2,385	30,409

Life Storage, Inc.	559	64,140

Lumen Technologies, Inc.(a)	14,722	182,406

M&T Bank Corp.	786	117,381

MDU Resources Group, Inc.	1,539	45,662

Medical Properties Trust, Inc.	4,692	94,168

Mercury General Corp.	715	39,804

MetLife, Inc.	5,750	354,948

Mid-America Apartment Communities, Inc.	507	94,682

MSC Industrial Direct Co., Inc., Class A	325	26,062

National Fuel Gas Co.	572	30,041

National Health Investors, Inc.	451	24,129

National Retail Properties, Inc.	1,387	59,905

National Storage Affiliates Trust	566	29,879

NetApp, Inc.	1,242	111,482

New York Community Bancorp, Inc.	5,078	65,354

Newell Brands, Inc.	2,855	63,210

NiSource, Inc.	1,942	47,055

Northern Trust Corp.	942	101,557

Nucor Corp.	1,327	130,696

OGE Energy Corp.	1,447	47,693

Old Republic International Corp.	2,283	52,806

Omnicom Group, Inc.	1,403	101,661

OneMain Holdings, Inc.	1,634	90,409

Ovintiv, Inc.	1,418	46,624

PACCAR, Inc.	2,008	158,471

Patterson Cos., Inc.	509	15,341

People’s United Financial, Inc.	3,928	68,622

Pfizer, Inc.	30,254	1,301,225

Philip Morris International, Inc.	18,561	1,759,397

Physicians Realty Trust	2,806	49,442

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

Investments	Shares	Value

Pinnacle West Capital Corp.	607	$43,923

PNC Financial Services Group, Inc. (The)	2,400	469,536

Portland General Electric Co.	579	27,207

PPL Corp.	5,863	163,460

Prosperity Bancshares, Inc.	438	31,155

Public Service Enterprise Group, Inc.	2,231	135,868

Public Storage	761	226,093

Rayonier, Inc.	722	25,761

Realty Income Corp.	2,023	131,212

Regency Centers Corp.	1,192	80,257

Ryder System, Inc.	321	26,550

Sabra Health Care REIT, Inc.	2,753	40,524

SL Green Realty Corp.(a)	677	47,959

Sonoco Products Co.	710	42,302

Southern Co. (The)	6,180	382,975

Spectrum Brands Holdings, Inc.	184	17,603

Spirit Realty Capital, Inc.	1,045	48,112

STAG Industrial, Inc.	918	36,032

State Street Corp.	1,497	126,826

Steel Dynamics, Inc.	975	57,018

STORE Capital Corp.	1,672	53,554

Synchrony Financial	2,556	124,937

TFS Financial Corp.	2,762	52,644

Travel + Leisure Co.	672	36,644

Trinity Industries, Inc.	700	19,019

Truist Financial Corp.	6,916	405,623

U.S. Bancorp	8,848	525,925

UDR, Inc.	1,697	89,907

UGI Corp.	1,168	49,780

United Bankshares, Inc.	926	33,688

Uniti Group, Inc.	1,756	21,722

Unum Group	1,694	42,452

Valley National Bancorp	3,374	44,908

Verizon Communications, Inc.	34,913	1,885,651

VICI Properties, Inc.(a)	3,301	93,781

Virtu Financial, Inc., Class A	996	24,332

W.P. Carey, Inc.	1,627	118,836

Webster Financial Corp.	712	38,776

Welltower, Inc.	3,088	254,451

Western Union Co. (The)	2,271	45,920

WestRock Co.	1,193	59,447

Williams Cos., Inc. (The)	13,255	343,835

Total United States		35,797,426
TOTAL COMMON STOCKS (Cost: $55,203,610)		61,019,126

RIGHTS – 0.0%

Australia – 0.0%
Transurban Group, expiring 10/8/21* (Cost: $0)	657	499

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%

United States – 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $619,768)	619,768	619,768

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $55,823,378)		61,639,393

Other Assets less Liabilities – (0.5)%		(303,226)

NET ASSETS – 100.0%		$61,336,167
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,042,259. The Fund also had securities on loan having a total market value of $3,789 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,162,239. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,542,471.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International High Dividend Fund^	$54,322	$531,716	$570,956	$(11,579)	$(3,503)	$—	$7,733
WisdomTree U.S. High Dividend Fund^	18,159	176,778	193,929	728	(1,736)	—	950
Total	$72,481	$708,494	$764,885	$(10,851)	$(5,239)	$—	$8,683
^	As of September 30, 2021, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$61,019,126	$—	$—	$61,019,126
Rights	499	—	—	499
Investment of Cash Collateral for Securities Loaned	—	619,768	—	619,768
Total Investments in Securities	$61,019,625	$619,768	$—	$61,639,393

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 100.0%

Argentina – 1.6%

MercadoLibre, Inc.*	154	$258,628

China – 3.4%

Alibaba Group Holding Ltd., ADR*	1,698	251,389

Bilibili, Inc., Class Z*	940	61,221

JD Health International, Inc.*(a)(b)	6,300	60,777

Meituan, Class B*(a)	3,900	123,543

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	7,000	45,500

Total China		542,430

Germany – 3.3%

Delivery Hero SE*(a)	1,214	155,399

Just Eat Takeaway.com N.V.*(a)	3,290	240,368

TeamViewer AG*(a)	3,997	117,615

Total Germany		513,382

Israel – 0.9%

Fiverr International Ltd.*(b)	744	135,914

United Kingdom – 1.8%

Deliveroo PLC*(a)	40,582	158,246

Farfetch Ltd., Class A*	3,168	118,737

Total United Kingdom		276,983

United States – 89.0%

ACV Auctions, Inc., Class A*	5,559	99,450

Airbnb, Inc., Class A*	1,307	219,249

Alphabet, Inc., Class A*	588	1,572,030

Amazon.com, Inc.*	415	1,363,292

American Well Corp., Class A*	11,290	102,852

Anaplan, Inc.*	2,714	165,255

Angi, Inc., Class A*	10,753	132,692

Appian Corp.*(b)	1,470	135,990

Apple, Inc.	11,210	1,586,215

Bumble, Inc., Class A*	3,110	155,438

Cargurus, Inc.*	4,926	154,726

CBOE Global Markets, Inc.	1,374	170,184

Chegg, Inc.*	1,886	128,286

CoStar Group, Inc.*	1,858	159,899

Coupa Software, Inc.*	690	151,234

Coursera, Inc.*(b)	3,644	115,333

DoorDash, Inc., Class A*	1,091	224,724

Dropbox, Inc., Class A*	5,345	156,181

Etsy, Inc.*	892	185,500

Facebook, Inc., Class A*	2,834	961,831

GoodRx Holdings, Inc., Class A*(b)	3,982	163,342

Intercontinental Exchange, Inc.	1,700	195,194

LendingTree, Inc.*	725	101,377

Lyft, Inc. , Class A*	2,730	146,301

MarketAxess Holdings, Inc.	341	143,455

Match Group, Inc.*	1,153	181,009

Microsoft Corp.	5,643	1,590,875

Nasdaq, Inc.	928	179,123

PayPal Holdings, Inc.*	1,478	384,590

Pinterest, Inc., Class A*	2,782	141,743

Poshmark, Inc., Class A*	3,094	73,513

Redfin Corp.*(b)	2,331	116,783

ROBLOX Corp., Class A*(b)	1,692	127,831

Roku, Inc.*	556	174,223

salesforce.com, Inc.*	1,302	353,128

Selectquote, Inc.*	7,306	94,467

Skillz, Inc.*	7,058	69,310

Snap, Inc., Class A*	3,526	260,466

Snowflake, Inc., Class A*	800	241,944

Teladoc Health, Inc.*	1,092	138,476

ThredUp, Inc., Class A*(b)	6,066	131,571

Tradeweb Markets, Inc., Class A	1,922	155,259

Twitter, Inc.*	2,823	170,481

Uber Technologies, Inc.*	3,654	163,699

Upstart Holdings, Inc.*	874	276,569

Upwork, Inc.*	3,178	143,105

Zillow Group, Inc., Class A*	1,373	121,620

Zynga, Inc., Class A*	13,089	98,560

Total United States		14,078,375
TOTAL COMMON STOCKS (Cost: $14,575,077)		15,805,712

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $179,736)	179,736	179,736

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $14,754,813)		15,985,448

Other Assets less Liabilities – (1.1)%		(170,980)

NET ASSETS – 100.0%		$15,814,468

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $928,126 and the total market value of the collateral held by the Fund was $947,990. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $768,254.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,805,712	$—	$—	$15,805,712
Investment of Cash Collateral for Securities Loaned	—	179,736	—	179,736
Total Investments in Securities	$15,805,712	$179,736	$—	$15,985,448

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 103.1%

India – 103.1%

Aerospace & Defense – 0.6%

Bharat Dynamics Ltd.	45,584	$235,174

Bharat Electronics Ltd.	1,306,388	3,571,877

Hindustan Aeronautics Ltd.	107,231	1,956,674

Mazagon Dock Shipbuilders Ltd.	86,622	293,087

Total Aerospace & Defense		6,056,812

Air Freight & Logistics – 0.0%

Allcargo Logistics Ltd.	30,010	108,776

TCI Express Ltd.	6,208	129,082

Transport Corp. of India Ltd.	8,287	46,857

Total Air Freight & Logistics		284,715

Auto Components – 1.0%

Apollo Tyres Ltd.	149,493	454,556

Balkrishna Industries Ltd.	76,922	2,625,623

Bosch Ltd.	250	52,118

Ceat Ltd.	36,295	646,271

Endurance Technologies Ltd.(a)	19,331	412,637

Exide Industries Ltd.	530,838	1,274,755

Gabriel India Ltd.	1,524	3,155

Jamna Auto Industries Ltd.	160,003	192,601

JK Tyre & Industries Ltd.	428,054	867,324

Minda Industries Ltd.	10,880	108,276

Motherson Sumi Systems Ltd.	551,283	1,678,117

Sundram Fasteners Ltd.	22,465	276,880

Suprajit Engineering Ltd.	23,113	100,140

Tube Investments of India Ltd.	39,376	740,997

TVS Srichakra Ltd.	4,837	139,771

Total Auto Components		9,573,221

Automobiles – 2.3%

Bajaj Auto Ltd.	81,687	4,217,813

Eicher Motors Ltd.	64,249	2,415,110

Hero MotoCorp., Ltd.	129,997	4,960,648

Mahindra & Mahindra Ltd.	346,984	3,753,939

Maruti Suzuki India Ltd.	57,438	5,678,258

TVS Motor Co., Ltd.	102,561	759,181

Total Automobiles		21,784,949

Banks – 10.9%

AU Small Finance Bank Ltd.*(a)	75,127	1,178,358

Axis Bank Ltd.*	1,272,116	13,137,187

Bandhan Bank Ltd.(a)	617,120	2,352,834

Bank of Baroda*	41,986	46,241

Bank of India*	827,752	618,911

Bank of Maharashtra*	877,309	236,975

Canara Bank*	634,247	1,478,222

City Union Bank Ltd.	376,176	798,951

CSB Bank Ltd.*	26,109	111,485

DCB Bank Ltd.*	500,563	613,671

Equitas Small Finance Bank Ltd.*(a)	50,741	42,519

Federal Bank Ltd.	3,253,970	3,695,526

ICICI Bank Ltd.	3,657,922	34,537,801

IDFC First Bank Ltd.*	648,385	416,228

Indian Bank	1,011,698	1,912,927

Indian Overseas Bank*	135,619	41,566

IndusInd Bank Ltd.	439,298	6,580,519

Jammu & Kashmir Bank Ltd. (The)*	909,251	464,869

Karnataka Bank Ltd. (The)	1,214,843	1,115,376

Karur Vysya Bank Ltd. (The)	1,448,230	934,562

Kotak Mahindra Bank Ltd.	580,255	15,677,497

Punjab National Bank*	2,690,706	1,453,603

RBL Bank Ltd.*(a)	278,323	715,797

South Indian Bank Ltd. (The)*	2,295,234	315,400

State Bank of India	2,351,244	14,349,312

Union Bank of India*	2,634,236	1,286,465

Yes Bank Ltd.*(b)	3,906,791	660,540

Total Banks		104,773,342

Beverages – 0.2%

Radico Khaitan Ltd.	58,033	688,789

United Spirits Ltd.*	64,512	741,439

Varun Beverages Ltd.	37,400	452,262

Total Beverages		1,882,490

Biotechnology – 0.1%

Biocon Ltd.*	175,116	855,674

Building Products – 0.1%

Astral Ltd.	17,373	505,643

Blue Star Ltd.	26,986	330,929

Kajaria Ceramics Ltd.	11,144	179,709

Prince Pipes & Fittings Ltd.	22,271	207,626

Total Building Products		1,223,907

Capital Markets – 0.5%

Care Ratings Ltd.	24,115	216,711

CRISIL Ltd.	9,072	332,227

Edelweiss Financial Services Ltd.	320,833	342,326

Geojit Financial Services Ltd.	143,420	147,618

HDFC Asset Management Co., Ltd.(a)	1,255	49,177

ICICI Securities Ltd.(a)	78,199	798,925

IIFL Securities Ltd.	172,660	227,027

IIFL Wealth Management Ltd.	2,102	44,516

Indian Energy Exchange Ltd.(a)	41,108	357,734

JM Financial Ltd.	484,385	603,952

Motilal Oswal Financial Services Ltd.	59,827	692,148

Multi Commodity Exchange of India Ltd.	12,604	281,643

Nippon Life India Asset Management Ltd.(a)	68,831	394,426

UTI Asset Management Co., Ltd.	3,047	43,798

Total Capital Markets		4,532,228

Chemicals – 4.8%

Aarti Industries Ltd.	87,988	1,102,228

Advanced Enzyme Technologies Ltd.	50,854	266,200

Alkyl Amines Chemicals	3,380	174,173

Asian Paints Ltd.	105,490	4,611,204

Atul Ltd.	9,462	1,206,219

Balaji Amines Ltd.	5,539	337,097

BASF India Ltd.	1,908	88,110

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares	Value

Bayer CropScience Ltd.	661	$47,179

Berger Paints India Ltd.	87,832	957,274

Bhansali Engineering Polymers Ltd.	156,189	390,328

Carborundum Universal Ltd.	3,914	46,800

Castrol India Ltd.	412,714	779,529

Chambal Fertilizers and Chemicals Ltd.	634,821	2,898,826

Coromandel International Ltd.	95,095	1,017,793

DCM Shriram Ltd.	96,667	1,316,502

Deepak Fertilisers & Petrochemicals Corp., Ltd.	91,762	503,577

Deepak Nitrite Ltd.	51,545	1,671,155

Dhanuka Agritech Ltd.	8,186	90,090

EID Parry India Ltd.*	174,904	991,305

Finolex Industries Ltd.	322,682	907,696

Galaxy Surfactants Ltd.	5,191	230,299

GHCL Ltd.	98,517	591,215

Gujarat Alkalies & Chemicals Ltd.	123,913	1,123,067

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	305,814	1,789,091

Gujarat State Fertilizers & Chemicals Ltd.	590,435	1,028,106

Gulf Oil Lubricants India Ltd.	60,375	475,175

Himadri Speciality Chemical Ltd.	274,318	190,510

I G Petrochemicals Ltd.	11,785	117,830

India Glycols Ltd.	8,654	94,296

INEOS Styrolution India Ltd.	3,651	68,141

Jindal Poly Films Ltd.	33,889	468,358

Jubilant Ingrevia Ltd.	74,642	759,970

Kansai Nerolac Paints Ltd.	67,893	579,209

Kiri Industries Ltd.	92,366	637,736

Linde India Ltd.	15,148	531,504

Manali Petrochemicals Ltd.	209,720	338,620

National Fertilizers Ltd.*	314,953	252,675

Navin Fluorine International Ltd.	16,972	842,512

NOCIL Ltd.	5,546	21,720

Phillips Carbon Black Ltd.	109,826	395,346

PI Industries Ltd.	33,903	1,451,694

Pidilite Industries Ltd.	44,451	1,426,426

Polyplex Corp. Ltd.	46,677	1,086,190

Rain Industries Ltd.	271,004	879,524

Rallis India Ltd.	27,378	105,451

Rashtriya Chemicals & Fertilizers Ltd.	374,985	417,787

SH Kelkar & Co., Ltd.(a)	58,682	126,768

Sharda Cropchem Ltd.	47,617	212,080

Solar Industries India Ltd.	4,004	114,266

SRF Ltd.	17,148	2,605,692

Sudarshan Chemical Industries	30,295	268,615

Sumitomo Chemical India Ltd.	22,920	124,176

Supreme Industries Ltd.	30,000	943,538

Supreme Petrochem Ltd.	26,181	242,243

Tata Chemicals Ltd.	4,312	53,404

Thirumalai Chemicals Ltd.	2,014	8,269

UPL Ltd.	566,401	5,400,182

Valiant Organics Ltd.(a)	5,560	104,563

Vinati Organics Ltd.	12,223	319,138

Total Chemicals		45,828,671

Commercial Services & Supplies – 0.1%

Indian Railway Catering & Tourism Corp. Ltd.	8,909	455,907

ION Exchange India Ltd.	2,021	62,697

SIS Ltd.*	30,871	205,952

Total Commercial Services & Supplies		724,556

Communications Equipment – 0.1%

Sterlite Technologies Ltd.	170,436	656,808

Construction & Engineering – 2.8%

Ashoka Buildcon Ltd.*	311,597	413,280

Dilip Buildcon Ltd.(a)	5,630	43,112

Engineers India Ltd.	646,822	686,231

GE Power India Ltd.	3,154	12,953

HG Infra Engineering Ltd.	5,944	51,819

IRB Infrastructure Developers Ltd.*	237,158	650,505

IRCON International Ltd.(a)	438,321	266,911

J Kumar Infraprojects Ltd.	11,807	29,976

Kalpataru Power Transmission Ltd.	132,910	723,751

KEC International Ltd.	142,508	850,699

KNR Constructions Ltd.	208,968	807,269

Larsen & Toubro Ltd.	805,790	18,486,681

NBCC India Ltd.	287,742	188,785

NCC Ltd.	812,058	902,013

PNC Infratech Ltd.	44,152	227,727

Praj Industries Ltd.	19,915	94,628

PSP Projects Ltd.	10,381	67,465

Rail Vikas Nigam Ltd.	773,691	314,782

Techno Electric & Engineering Co., Ltd.	62,705	236,493

Voltas Ltd.	94,959	1,558,247

Welspun Enterprises Ltd.	248,400	359,913

Total Construction & Engineering		26,973,240

Construction Materials – 3.1%

ACC Ltd.	80,596	2,447,930

Ambuja Cements Ltd.	692,487	3,733,566

Birla Corp., Ltd.	59,789	1,156,432

Dalmia Bharat Ltd.	17,969	509,760

Grasim Industries Ltd.	424,751	9,553,071

HeidelbergCement India Ltd.	90,902	314,488

HIL Ltd.	1,640	113,708

India Cements Ltd. (The)	157,242	424,311

JK Cement Ltd.	23,323	976,485

JK Lakshmi Cement Ltd.	120,140	1,000,095

KCP Ltd. (The)	93,728	171,224

Orient Cement Ltd.	33,736	72,242

Ramco Cements Ltd. (The)	84,166	1,116,487

Sagar Cements Ltd.	26,795	106,328

Shree Cement Ltd.	3,306	1,287,239

Star Cement Ltd.*	33,349	48,185

UltraTech Cement Ltd.	69,676	6,942,584

Total Construction Materials		29,974,135

Consumer Finance – 2.9%

Bajaj Finance Ltd.	69,452	7,174,765

Capri Global Capital Ltd.	17,860	123,975

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares	Value

Cholamandalam Financial Holdings Ltd.	113,031	$1,048,043

Cholamandalam Investment and Finance Co., Ltd.	355,980	2,706,028

Equitas Holdings Ltd.	648,297	1,056,804

Mahindra & Mahindra Financial Services Ltd.	471,386	1,176,123

Manappuram Finance Ltd.	1,221,478	2,783,510

MAS Financial Services Ltd.(a)	11,174	117,419

Muthoot Finance Ltd.	136,706	2,671,041

Paisalo Digital Ltd.	7,730	92,955

Repco Home Finance Ltd.	155,950	658,340

SBI Cards & Payment Services Ltd.*	17,860	247,734

Shriram City Union Finance Ltd.	21,242	581,864

Shriram Transport Finance Co., Ltd.	313,949	5,493,552

Sundaram Finance Ltd.	62,352	2,058,156

Total Consumer Finance		27,990,309

Containers & Packaging – 0.2%

Cosmo Films Ltd.	1,253	25,210

EPL Ltd.	3,240	10,460

Huhtamaki India Ltd.	51,981	186,033

Jai Corp., Ltd.	48,093	84,326

Time Technoplast Ltd.	275,179	265,809

Uflex Ltd.	223,986	1,632,199

Total Containers & Packaging		2,204,037

Diversified Financial Services – 3.8%

Aditya Birla Capital Ltd.*	124,299	188,808

Bajaj Finserv Ltd.	19,305	4,625,957

Bajaj Holdings & Investment Ltd.	50,035	3,241,363

Housing & Urban Development Corp. Ltd.	917,761	557,006

Indian Railway Finance Corp., Ltd.(a)	3,716,759	1,144,157

L&T Finance Holdings Ltd.*	809,837	992,283

Piramal Enterprises Ltd.	37,516	1,311,967

Power Finance Corp., Ltd.	7,459,743	14,280,819

REC Ltd.	4,831,080	10,273,631

Total Diversified Financial Services		36,615,991

Diversified Telecommunication Services – 0.7%

HFCL Ltd.	710,731	683,657

Indus Towers Ltd.	1,095,609	4,556,458

Railtel Corp. of India Ltd.	89,103	154,432

Tata Communications Ltd.	61,190	1,147,300

Total Diversified Telecommunication Services		6,541,847

Electric Utilities – 2.9%

Adani Transmission Ltd.*	53,938	1,132,496

CESC Ltd.	2,116,658	2,610,623

Power Grid Corp. of India Ltd.	7,451,153	19,062,666

SJVN Ltd.	1,719,120	651,958

Tata Power Co., Ltd. (The)	1,275,260	2,727,393

Torrent Power Ltd.	234,879	1,598,136

Total Electric Utilities		27,783,272

Electrical Equipment – 0.6%

ABB India Ltd.	2,968	74,796

Amara Raja Batteries Ltd.	29,465	297,637

Finolex Cables Ltd.	116,369	763,643

Havells India Ltd.	121,084	2,239,877

KEI Industries Ltd.	85,043	1,062,185

Polycab India Ltd.	18,247	587,277

Suzlon Energy Ltd.*	1,037,360	90,142

V-Guard Industries Ltd.	83,508	290,201

Total Electrical Equipment		5,405,758

Electronic Equipment, Instruments & Components – 0.2%

Redington India Ltd.	1,013,951	1,904,210

Equity Real Estate Investment Trusts (REITs) – 0.0%

Mindspace Business Parks REIT(a)	59,770	247,036

Food & Staples Retailing – 0.1%

Avenue Supermarts Ltd.*(a)	17,768	1,017,380

Food Products – 1.2%

ADF Foods Ltd.	2,319	27,576

Avanti Feeds Ltd.	49,234	357,610

Balrampur Chini Mills Ltd.	357,834	1,766,814

Bombay Burmah Trading Co.	4,749	73,432

Britannia Industries Ltd.	31,123	1,655,763

CCL Products India Ltd.	72,521	375,709

Dalmia Bharat Sugar & Industries Ltd.	19,093	106,091

Dhampur Sugar Mills Ltd.	85,778	339,114

Godrej Agrovet Ltd.(a)	15,808	136,299

Gujarat Ambuja Exports Ltd.	108,212	252,571

Heritage Foods Ltd.	51,477	316,619

Kaveri Seed Co., Ltd.	61,096	476,652

KRBL Ltd.	129,380	551,056

LT Foods Ltd.	522,427	507,101

Nestle India Ltd.	8,818	2,310,072

Tata Coffee Ltd.	41,067	112,616

Tata Consumer Products Ltd.	149,698	1,640,823

Triveni Engineering & Industries Ltd.	72,040	179,596

Venky’s India Ltd.	8,845	349,999

Total Food Products		11,535,513

Gas Utilities – 1.7%

Adani Total Gas Ltd.	41,544	796,515

GAIL India Ltd.	4,249,792	9,094,735

Gujarat Gas Ltd.	146,126	1,254,899

Gujarat State Petronet Ltd.	606,754	2,583,063

Indraprastha Gas Ltd.	257,458	1,849,057

Mahanagar Gas Ltd.	81,467	1,188,242

Total Gas Utilities		16,766,511

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.	10,932	136,548

Health Care Providers & Services – 0.2%

Apollo Hospitals Enterprise Ltd.	16,126	973,632

Aster DM Healthcare Ltd.*(a)	74,265	207,655

Dr. Lal PathLabs Ltd.(a)	6,385	316,276

Metropolis Healthcare Ltd.(a)	1,189	43,262

Total Health Care Providers & Services		1,540,825

Hotels, Restaurants & Leisure – 0.1%

Jubilant Foodworks Ltd.	21,267	1,157,763

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares	Value

Household Durables – 0.3%

Amber Enterprises India Ltd.*	5,290	$232,596

Bajaj Electricals Ltd.*	5,410	95,161

Crompton Greaves Consumer Electricals Ltd.	244,580	1,577,978

Dixon Technologies India Ltd.	827	51,383

Orient Electric Ltd.	55,741	249,202

Symphony Ltd.	9,357	135,002

Whirlpool of India Ltd.	20,928	644,228

Total Household Durables		2,985,550

Household Products – 0.9%

Hindustan Unilever Ltd.	241,813	8,801,729

Jyothy Labs Ltd.	40,458	91,896

Total Household Products		8,893,625

Independent Power & Renewable Electricity Producers – 3.5%

Adani Power Ltd.*	428,159	560,092

Jaiprakash Power Ventures Ltd.*	4,027,413	236,021

JSW Energy Ltd.	286,555	1,505,208

NHPC Ltd.	6,205,582	2,495,525

NLC India Ltd.	64,772	53,535

NTPC Ltd.	13,909,762	26,581,789

PTC India Ltd.	1,165,029	1,818,310

Reliance Power Ltd.*	2,090,214	384,378

Total Independent Power & Renewable Electricity Producers		33,634,858

Industrial Conglomerates – 0.3%

Apar Industries Ltd.	10,834	94,076

Balmer Lawrie & Co., Ltd.	207,068	360,700

Godrej Industries Ltd.*	53,332	416,116

Nava Bharat Ventures Ltd.	451,435	742,585

Siemens Ltd.	48,642	1,395,417

Total Industrial Conglomerates		3,008,894

Insurance – 0.6%

General Insurance Corp. of India*(a)	396,565	774,939

HDFC Life Insurance Co., Ltd.(a)	75,463	734,424

ICICI Lombard General Insurance Co., Ltd.(a)	47,647	1,020,308

ICICI Prudential Life Insurance Co., Ltd.(a)	118,634	1,073,783

Max Financial Services Ltd.*	52,690	719,995

New India Assurance Co., Ltd. (The)*(a)	307,696	676,515

SBI Life Insurance Co., Ltd.(a)	76,615	1,254,183

Total Insurance		6,254,147

Interactive Media & Services – 0.3%

Brightcom Group Ltd.	1,421,539	1,115,552

Info Edge India Ltd.	13,490	1,168,834

Just Dial Ltd.*	43,348	577,681

Total Interactive Media & Services		2,862,067

IT Services – 13.0%

Cigniti Technologies Ltd.	6,232	51,324

Coforge Ltd.	13,628	962,291

Computer Age Management Services Ltd.	1,942	79,392

eClerx Services Ltd.	17,439	508,422

Firstsource Solutions Ltd.	298,764	786,883

HCL Technologies Ltd.	966,171	16,655,069

Hinduja Global Solutions Ltd.	1,262	48,651

Infibeam Avenues Ltd.	313,998	174,919

Infosys Ltd.	2,261,596	51,040,728

Larsen & Toubro Infotech Ltd.(a)	20,598	1,599,819

Mastek Ltd.	1,239	52,062

Mindtree Ltd.	27,454	1,553,461

Mphasis Ltd.	55,406	2,317,233

NIIT Ltd.	11,626	58,312

Persistent Systems Ltd.	25,937	1,298,571

Sonata Software Ltd.	53,698	632,852

Suvidhaa Infoserve Ltd.*	1	0

Tata Consultancy Services Ltd.	585,963	29,804,757

Tech Mahindra Ltd.	456,220	8,485,498

Vakrangee Ltd.	330,152	180,137

Wipro Ltd.	997,726	8,523,230

Total IT Services		124,813,611

Life Sciences Tools & Services – 0.4%

Divi’s Laboratories Ltd.	47,901	3,096,730

Syngene International Ltd.*(a)	43,168	348,880

Total Life Sciences Tools & Services		3,445,610

Machinery – 0.6%

AIA Engineering Ltd.	38,703	1,019,514

BEML Ltd.	17,973	347,099

Cochin Shipyard Ltd.(a)	129,240	631,770

Cummins India Ltd.	93,760	1,252,975

Escorts Ltd.	61,864	1,233,571

Grindwell Norton Ltd.	4,943	91,408

ISGEC Heavy Engineering Ltd.	5,827	56,525

Kirloskar Brothers Ltd.	9,674	51,389

Kirloskar Oil Engines Ltd.	29,748	83,280

Schaeffler India Ltd.	969	98,673

SKF India Ltd.	17,022	708,892

Thermax Ltd.	22,389	410,122

Timken India Ltd.	11,775	268,877

Total Machinery		6,254,095

Marine – 0.1%

Shipping Corp. of India Ltd.	494,186	807,249

Media – 0.7%

Affle India Ltd.*	142	10,224

DB Corp., Ltd.	482,835	636,495

Jagran Prakashan Ltd.*	314,137	251,809

Sun TV Network Ltd.	142,578	970,689

TV Today Network Ltd.	42,232	165,309

TV18 Broadcast Ltd.*	767,704	392,501

Zee Entertainment Enterprises Ltd.	994,183	4,060,978

Total Media		6,488,005

Metals & Mining – 7.2%

APL Apollo Tubes Ltd.*	91,128	1,008,912

Godawari Power and Ispat Ltd.	39,556	681,555

Hindalco Industries Ltd.	1,291,411	8,489,360

Hindustan Zinc Ltd.	382,573	1,606,005

Indian Metals & Ferro Alloys Ltd.	20,845	210,325

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares	Value

Jindal Saw Ltd.	359,112	$551,773

Jindal Stainless Hisar Ltd.*	142,112	552,538

Jindal Stainless Ltd.*	75,863	165,569

Jindal Steel & Power Ltd.*	747,452	3,919,648

JSW Steel Ltd.	1,217,715	10,963,577

Kalyani Steels Ltd.	76,282	395,245

Kirloskar Ferrous Industries Ltd.	97,489	318,364

Maithan Alloys Ltd.	15,114	238,782

Mishra Dhatu Nigam Ltd.(a)	201,359	509,450

National Aluminium Co., Ltd.	1,115,892	1,404,120

NMDC Ltd.	3,330,392	6,416,033

Ratnamani Metals & Tubes Ltd.	1,672	49,248

Sarda Energy & Minerals Ltd.	30,951	296,573

Steel Authority of India Ltd.	3,168,248	4,850,916

Sunflag Iron & Steel Co.*	343,424	378,922

Surya Roshni Ltd.	18,163	182,493

Tata Metaliks Ltd.	35,102	489,094

Tata Steel BSL Ltd.*	635,478	724,279

Tata Steel Long Products Ltd.	33,449	407,954

Tata Steel Ltd.	701,063	12,173,387

Tinplate Co. of India Ltd. (The)	6,605	25,556

Usha Martin Ltd.*	222,512	257,053

Vedanta Ltd.	2,827,100	10,955,715

Welspun Corp., Ltd.	772,883	1,508,230

Total Metals & Mining		69,730,676

Oil, Gas & Consumable Fuels – 18.4%

Aegis Logistics Ltd.	108,144	331,596

Bharat Petroleum Corp., Ltd.	2,770,750	16,133,079

Chennai Petroleum Corp., Ltd.*	317,934	523,197

Coal India Ltd.	5,508,636	13,736,803

Great Eastern Shipping Co., Ltd. (The)	498,725	2,477,248

Hindustan Oil Exploration Co., Ltd.*	25,925	73,834

Hindustan Petroleum Corp., Ltd.	4,477,135	18,094,918

Indian Oil Corp., Ltd.	11,669,833	19,699,304

Oil & Natural Gas Corp., Ltd.	8,679,229	16,896,010

Oil India Ltd.	1,502,437	5,266,702

Petronet LNG Ltd.	1,502,348	4,828,199

Reliance Industries Ltd.	2,341,424	79,466,942

Total Oil, Gas & Consumable Fuels		177,527,832

Paper & Forest Products – 0.2%

Century Plyboards India Ltd.	46,619	296,850

Greenply Industries Ltd.	2,543	6,203

JK Paper Ltd.	393,461	1,215,461

Total Paper & Forest Products		1,518,514

Personal Products – 0.9%

Bajaj Consumer Care Ltd.	193,227	657,041

Colgate-Palmolive India Ltd.	44,563	1,002,296

Dabur India Ltd.	221,787	1,843,706

Emami Ltd.	61,600	476,352

Godrej Consumer Products Ltd.*	189,400	2,627,908

Marico Ltd.	235,056	1,733,766

Total Personal Products		8,341,069

Pharmaceuticals – 4.4%

Aarti Drugs Ltd.	41,098	336,248

Ajanta Pharma Ltd.	16,206	497,375

Alembic Ltd.	317,940	493,438

Alembic Pharmaceuticals Ltd.	91,198	969,511

Alkem Laboratories Ltd.	17,168	920,704

Amrutanjan Health Care Ltd.	4,797	53,975

AstraZeneca Pharma India Ltd.	1,014	42,206

Aurobindo Pharma Ltd.	778,314	7,599,906

Cadila Healthcare Ltd.	213,386	1,586,435

Caplin Point Laboratories Ltd.	20,152	240,065

Cipla Ltd.	311,470	4,127,127

Dr. Reddy’s Laboratories Ltd.	66,996	4,405,205

Eris Lifesciences Ltd.(a)	14,412	147,668

FDC Ltd.*	63,428	298,565

Gland Pharma Ltd.*(a)	922	46,206

GlaxoSmithKline Pharmaceuticals Ltd.	1,162	23,181

Glenmark Pharmaceuticals Ltd.	210,580	1,448,123

Granules India Ltd.	194,053	837,491

Indoco Remedies Ltd.	16,127	97,606

IOL Chemicals and Pharmaceuticals Ltd.	102,249	817,964

Ipca Laboratories Ltd.	36,677	1,191,487

JB Chemicals & Pharmaceuticals Ltd.	15,873	399,233

Jubilant Pharmova Ltd.	141,445	1,188,403

Laurus Labs Ltd.(a)	163,368	1,356,751

Lupin Ltd.	128,243	1,644,081

Marksans Pharma Ltd.	524,365	487,436

Morepen Laboratories Ltd.*	341,634	260,733

Natco Pharma Ltd.	72,911	875,737

Pfizer Ltd.	3,825	287,598

Sanofi India Ltd.	435	45,710

Shilpa Medicare Ltd.	9,156	68,694

Solara Active Pharma Sciences Ltd.	10,242	220,715

Strides Pharma Science Ltd.	88,292	701,197

Sun Pharmaceutical Industries Ltd.	513,849	5,664,436

Suven Pharmaceuticals Ltd.	132,048	939,737

Torrent Pharmaceuticals Ltd.	22,504	935,450

Wockhardt Ltd.*	114,320	700,374

Total Pharmaceuticals		41,956,771

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	16,858	1,066,873

Real Estate Management & Development – 0.4%

DLF Ltd.	10,738	60,354

NESCO Ltd.	19,980	163,361

Oberoi Realty Ltd.*	108,093	1,404,106

Phoenix Mills Ltd. (The)	29,882	385,846

Prestige Estates Projects Ltd.	168,383	1,113,479

Sobha Ltd.	51,782	551,009

Sunteck Realty Ltd.	18,117	117,558

Total Real Estate Management & Development		3,795,713

Road & Rail – 0.0%

Container Corp. of India Ltd.	33,511	317,966

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

Investments	Shares		Value

Software – 0.4%

Birlasoft Ltd.	199,399		$1,100,452

Cyient Ltd.	73,291		1,049,342

DRC Systems India Ltd.*‡	0		1

Intellect Design Arena Ltd.*	12,236		117,031

KPIT Technologies Ltd.	10,690		49,218

Oracle Financial Services Software Ltd.	10,497		644,287

Subex Ltd.	29,549		20,402

Tanla Platforms Ltd.	2,547		29,933

Tata Elxsi Ltd.	12,663		954,329

Zensar Technologies Ltd.	7,646		49,217

Total Software			4,014,212

Textiles, Apparel & Luxury Goods – 0.8%

Filatex India Ltd.	103,648		144,523

Garware Technical Fibres Ltd.	2,077		93,337

Indo Count Industries Ltd.	36,015		143,546

Kalyan Jewellers India Ltd.*	20,635		20,266

KPR Mill Ltd.	7,840		44,915

LUX Industries Ltd.	5,374		254,877

Page Industries Ltd.	676		288,741

Rajesh Exports Ltd.	81,677		645,911

Relaxo Footwears Ltd.	19,672		302,405

Rupa & Co., Ltd.	6,619		40,208

Titan Co., Ltd.	116,654		3,397,507

Trident Ltd.	2,077,364		783,620

Vaibhav Global Ltd.	4,512		42,520

Vardhman Textiles Ltd.	1,838		45,869

Welspun India Ltd.	449,978		1,026,321

Total Textiles, Apparel & Luxury Goods			7,274,566

Thrifts & Mortgage Finance – 6.3%

Aavas Financiers Ltd.*	7,655		264,010

Can Fin Homes Ltd.	122,086		1,129,617

Housing Development Finance Corp., Ltd.	1,393,453		51,705,737

IIFL Finance Ltd.	159,395		616,300

Indiabulls Housing Finance Ltd.	532,539		1,661,954

LIC Housing Finance Ltd.	821,340		4,725,381

PNB Housing Finance Ltd.*(a)	69,588		583,029

Total Thrifts & Mortgage Finance			60,686,028

Tobacco – 1.1%

Godfrey Phillips India Ltd.	25,842		416,278

ITC Ltd.	3,195,902		10,167,556

Total Tobacco			10,583,834

Trading Companies & Distributors – 0.2%

Adani Enterprises Ltd.	72,673		1,437,354

IndiaMart InterMesh Ltd.(a)	402		45,378

MSTC Ltd.	26,773		111,958

Total Trading Companies & Distributors			1,594,690

Transportation Infrastructure – 0.8%

Adani Ports & Special Economic Zone Ltd.	667,081		6,631,492

Gateway Distriparks Ltd.	24,858		79,151

Gujarat Pipavav Port Ltd.	470,137		700,511

Total Transportation Infrastructure			7,411,154

Water Utilities – 0.0%

VA Tech Wabag Ltd.*	44,497		199,503
TOTAL COMMON STOCKS (Cost: $539,453,023)			991,438,860

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24

(Cost: $11,593)	843,639	INR	11,434

	Shares

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree India ex-State-Owned Enterprises Fund(c)

(Cost: $26,901)	1,100		39,516

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $539,491,517)			991,489,810

Other Assets less Liabilities – (3.1)%			(29,491,432)

NET ASSETS – 100.0%			$961,998,378

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India – Banks
Yes Bank Ltd.	3,906,791	9/21/15 – 3/13/20	$3,947,791	$660,540	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$33,709	$—	$—	$—	$5,807	$39,516	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$991,438,860	$—	$—	$991,438,860
Foreign Corporate Bond	—	11,434	—	11,434
Exchange-Traded Fund	39,516	—	—	39,516
Total Investments in Securities	$991,478,376	$11,434	$—	$991,489,810

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 103.7%

India – 103.7%

Airlines – 0.3%

InterGlobe Aviation Ltd.*(a)	813	$22,143

Auto Components – 1.6%

Balkrishna Industries Ltd.	808	27,580

Bharat Forge Ltd.	2,172	21,579

Bosch Ltd.	96	20,014

Exide Industries Ltd.	4,878	11,714

Motherson Sumi Systems Ltd.	10,891	33,152

Total Auto Components		114,039

Automobiles – 5.8%

Bajaj Auto Ltd.	738	38,106

Eicher Motors Ltd.	1,205	45,296

Hero MotoCorp., Ltd.	1,135	43,311

Mahindra & Mahindra Ltd.	8,301	89,806

Maruti Suzuki India Ltd.	1,144	113,095

Tata Motors Ltd.*	16,868	75,753

TVS Motor Co., Ltd.	1,790	13,250

Total Automobiles		418,617

Banks – 11.9%

AU Small Finance Bank Ltd.*(a)	1,284	20,139

Axis Bank Ltd.*	18,462	190,658

Bandhan Bank Ltd.(a)	4,542	17,317

ICICI Bank Ltd.	40,273	380,254

Kotak Mahindra Bank Ltd.	9,245	249,784

Yes Bank Ltd.*(b)	3,819	646

Total Banks		858,798

Beverages – 0.4%

United Spirits Ltd.*	2,575	29,595

Biotechnology – 0.3%

Biocon Ltd.*	4,078	19,926

Building Products – 0.3%

Astral Ltd.	812	23,633

Capital Markets – 0.3%

HDFC Asset Management Co., Ltd.(a)	463	18,143

Chemicals – 6.1%

Aarti Industries Ltd.	1,469	18,402

Asian Paints Ltd.	3,912	171,002

Atul Ltd.	146	18,612

Bayer CropScience Ltd.	109	7,780

Berger Paints India Ltd.	2,079	22,659

Coromandel International Ltd.	1,095	11,720

Navin Fluorine International Ltd.	322	15,984

PI Industries Ltd.	687	29,417

Pidilite Industries Ltd.	1,327	42,583

SRF Ltd.	244	37,077

Supreme Industries Ltd.	563	17,707

UPL Ltd.	4,820	45,955

Total Chemicals		438,898

Construction & Engineering – 0.5%

Voltas Ltd.	2,064	33,870

Construction Materials – 3.8%

ACC Ltd.	651	19,773

Ambuja Cements Ltd.	5,536	29,848

Grasim Industries Ltd.	3,383	76,087

Ramco Cements Ltd. (The)	1,193	15,825

Shree Cement Ltd.	86	33,485

UltraTech Cement Ltd.	1,004	100,040

Total Construction Materials		275,058

Consumer Finance – 4.9%

Bajaj Finance Ltd.	2,329	240,598

Cholamandalam Investment and Finance Co., Ltd.	4,309	32,756

Manappuram Finance Ltd.	3,963	9,031

Muthoot Finance Ltd.	940	18,366

Shriram Transport Finance Co., Ltd.	1,613	28,225

Sundaram Finance Ltd.	693	22,875

Total Consumer Finance		351,851

Diversified Financial Services – 1.7%

Bajaj Finserv Ltd.	356	85,306

Piramal Enterprises Ltd.	1,004	35,111

Total Diversified Financial Services		120,417

Diversified Telecommunication Services – 0.4%

Indus Towers Ltd.	7,254	30,168

Electrical Equipment – 0.6%

Havells India Ltd.	2,130	39,402

Equity Real Estate Investment Trusts (REITs) – 0.2%

Embassy Office Parks REIT	3,690	16,856

Food & Staples Retailing – 1.2%

Avenue Supermarts Ltd.*(a)	1,492	85,431

Food Products – 2.8%

Britannia Industries Ltd.	1,085	57,723

Nestle India Ltd.	327	85,665

Tata Consumer Products Ltd.	5,545	60,778

Total Food Products		204,166

Health Care Providers & Services – 0.7%

Apollo Hospitals Enterprise Ltd.	861	51,984

Hotels, Restaurants & Leisure – 0.5%

Jubilant Foodworks Ltd.	700	38,108

Household Durables – 0.4%

Crompton Greaves Consumer Electricals Ltd.	4,934	31,833

Household Products – 3.9%

Hindustan Unilever Ltd.	7,762	282,528

Independent Power & Renewable Electricity Producers – 0.8%

Adani Green Energy Ltd.*	3,512	54,250

Industrial Conglomerates – 0.4%

Siemens Ltd.	874	25,073

Insurance – 2.5%

HDFC Life Insurance Co., Ltd.(a)	7,496	72,953

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2021

Investments	Shares		Value

ICICI Lombard General Insurance Co., Ltd.(a)	2,039		$43,663

ICICI Prudential Life Insurance Co., Ltd.(a)	3,733		33,788

Max Financial Services Ltd.*	2,030		27,740

Total Insurance			178,144

Interactive Media & Services – 0.7%

Info Edge India Ltd.	609		52,766

IT Services – 14.6%

HCL Technologies Ltd.	9,226		159,040

Infosys Ltd.	29,475		665,205

Mphasis Ltd.	840		35,131

Tech Mahindra Ltd.	5,155		95,881

Wipro Ltd.	11,496		98,206

Total IT Services			1,053,463

Life Sciences Tools & Services – 1.0%

Divi’s Laboratories Ltd.	1,119		72,342

Machinery – 0.5%

Ashok Leyland Ltd.	12,053		21,726

Escorts Ltd.	788		15,713

Total Machinery			37,439

Media – 0.5%

Zee Entertainment Enterprises Ltd.	9,127		37,281

Metals & Mining – 4.0%

Jindal Steel & Power Ltd.*	4,193		21,988

JSW Steel Ltd.	9,140		82,291

Tata Steel Ltd.	6,449		111,982

Vedanta Ltd.	17,658		68,429

Total Metals & Mining			284,690

Multiline Retail – 0.3%

Trent Ltd.	1,684		23,273

Oil, Gas & Consumable Fuels – 8.3%

Reliance Industries Ltd.	17,540		595,300

Personal Products – 2.3%

Colgate-Palmolive India Ltd.	1,170		26,315

Dabur India Ltd.	5,151		42,820

Emami Ltd.	1,847		14,283

Godrej Consumer Products Ltd.*	3,514		48,757

Marico Ltd.	4,596		33,900

Total Personal Products			166,075

Pharmaceuticals – 5.8%

Alkem Laboratories Ltd.	336		18,019

Aurobindo Pharma Ltd.	2,303		22,488

Cadila Healthcare Ltd.	2,180		16,207

Cipla Ltd.	4,596		60,899

Dr. Reddy’s Laboratories Ltd.	1,119		73,578

Ipca Laboratories Ltd.	598		19,427

Laurus Labs Ltd.(a)	2,989		24,823

Lupin Ltd.	2,185		28,012

Natco Pharma Ltd.	793		9,525

Pfizer Ltd.	124		9,323

Sanofi India Ltd.	91		9,562

Sun Pharmaceutical Industries Ltd.	9,789		107,910

Torrent Pharmaceuticals Ltd.	463		19,246

Total Pharmaceuticals			419,019

Real Estate Management & Development – 0.9%

DLF Ltd.	5,218		29,328

Godrej Properties Ltd.*	1,012		31,520

Total Real Estate Management & Development			60,848

Textiles, Apparel & Luxury Goods – 2.0%

Bata India Ltd.	538		12,888

Page Industries Ltd.	51		21,784

Titan Co., Ltd.	3,694		107,586

Total Textiles, Apparel & Luxury Goods			142,258

Thrifts & Mortgage Finance – 7.4%

Housing Development Finance Corp., Ltd.	14,359		532,808

Wireless Telecommunication Services – 3.1%

Bharti Airtel Ltd.	22,202		205,876

Vodafone Idea Ltd.*	86,375		13,847

Total Wireless Telecommunication Services			219,723
TOTAL COMMON STOCKS (Cost: $5,535,732)			7,460,216

	Principal Amount

FOREIGN CORPORATE BOND – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24
(Cost: $328)	23,867	INR	324

	Shares

RIGHTS – 0.0%

India – 0.0%

Bharti Airtel Ltd., expiring 10/21/21*
(Cost: $0)	1,585		3,273

TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $5,536,060)			7,463,813

Other Assets less Liabilities – (3.7)%			(267,621)

NET ASSETS – 100.0%			$7,196,192
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India – Banks
Yes Bank Ltd.	3,819	4/2/19 – 10/18/19	$11,551	$646	0.0%

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,460,216	$—	$—	$7,460,216
Foreign Corporate Bond	—	324	—	324
Rights	—	3,273	—	3,273
Total Investments in Securities	$7,460,216	$3,597	$—	$7,463,813

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2021

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$1,043,848,961	$3,899,267,350	$1,588,643,460	$4,631,446	$74,220,675

Foreign currency, at cost	96,841	4,657,064	12,568,367	4,724	44,326

Investments in securities, at value[1,2] (Note 2)	962,914,154	4,310,824,634	1,924,018,104	5,052,080	93,786,212

Cash	3,003,890	223,326	713,883	—	23,025

Foreign currency, at value	96,842	4,650,997	12,566,418	4,711	44,104

Unrealized appreciation on foreign currency contracts	14	2,098	400	2,772	—

Receivables:

Investment securities sold[3]	5,756,951	53,346,427	12,565,133	—	—

Capital shares sold	4,984	—	—	—	—

Dividends	901,617	4,663,861	12,869,071	13,249	234,976

Securities lending income	55,012	163,148	154,473	—	2,437

Interest	—	759	—	—	38

Foreign tax reclaims	—	30,698	49,434	464	857
Total Assets	972,733,464	4,373,905,948	1,962,936,916	5,073,276	94,091,649
LIABILITIES:

Due to custodian	—	—	—	30	—

Unrealized depreciation on foreign currency contracts	—	7,964	2,062	39	—

Payables:

Cash collateral received for securities loaned (Note 2)	8,219,432	51,749,518	8,119,942	—	617,341

Investment securities purchased	—	164,666	—	—	—

Capital shares redeemed	7,970,428	56,392,148	13,214,907	—	—

Advisory fees (Note 3)	263,422	1,181,304	1,029,416	2,062	25,291

Service fees (Note 2)	3,624	16,243	7,192	20	348

Foreign capital gains tax	—	23,929,994	6,767,658	16,608	925,478
Total Liabilities	16,456,906	133,441,837	29,141,177	18,759	1,568,458
NET ASSETS	$956,276,558	$4,240,464,111	$1,933,795,739	$5,054,517	$92,523,191
NET ASSETS:

Paid-in capital	$1,080,982,907	$3,950,605,087	$3,220,996,867	$5,839,681	$94,080,804

Total distributable earnings (loss)	(124,706,349)	289,859,024	(1,287,201,128)	(785,164)	(1,557,613)
NET ASSETS	$956,276,558	$4,240,464,111	$1,933,795,739	$5,054,517	$92,523,191
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	17,900,000	112,800,000	43,900,000	200,000	3,300,000
Net asset value per share	$53.42	$37.59	$44.05	$25.27	$28.04
[1] Includes market value of securities out on loan of:	$43,021,658	$116,157,731	$240,174,206	$64,288	$2,370,430
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	$129,437	—	—

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2021

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
ASSETS:

Investments, at cost	$1,840,435,989	$377,116,804	$57,101,005	$55,823,378	$14,754,813

Investment in affiliates, at cost (Note 3)	2,392,767	219,088	—	—	—

Foreign currency, at cost	4,991,470	331,899	53,822	63,945	1,483

Investments in securities, at value[1,2] (Note 2)	2,325,420,194	455,934,866	60,289,352	61,639,393	15,985,448

Investment in affiliates, at value (Note 3)	2,437,041	213,813	—	—	—

Cash	1,786,600	68,932	36,567	29,747	9,652

Foreign currency, at value	4,930,740	331,224	53,510	63,814	1,514

Unrealized appreciation on foreign currency contracts	—	—	19	—	—

Receivables:

Investment securities sold[3]	—	—	—	12,006	—

Dividends	10,535,058	658,671	262,215	221,371	—

Securities lending income	907,170	11,540	1,319	1,072	396

Foreign tax reclaims	49,749	305,284	33,163	44,271	—
Total Assets	2,346,066,552	457,524,330	60,676,145	62,011,674	15,997,010
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	804	70	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	49,648,262	33,011,559	2,081,116	619,768	179,736

Advisory fees (Note 3)	1,103,474	212,750	28,883	36,771	2,745

Service fees (Note 2)	8,390	1,612	218	280	61

Foreign capital gains tax	16,202,251	1,766,803	—	18,688	—
Total Liabilities	66,962,377	34,993,528	2,110,287	675,507	182,542
NET ASSETS	$2,279,104,175	$422,530,802	$58,565,858	$61,336,167	$15,814,468
NET ASSETS:

Paid-in capital	$2,349,665,874	$368,494,742	$91,368,411	$71,507,351	$14,493,559

Total distributable earnings (loss)	(70,561,699)	54,036,060	(32,802,553)	(10,171,184)	1,320,909
NET ASSETS	$2,279,104,175	$422,530,802	$58,565,858	$61,336,167	$15,814,468
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	42,500,000	10,400,000	2,350,000	1,300,000	345,000
Net asset value per share	$53.63	$40.63	$24.92	$47.18	$45.84
[1] Includes market value of securities out on loan of:	$414,426,506	$39,685,079	$5,639,804	$2,042,259	$928,126
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	$3,789	—

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2021

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
ASSETS:

Investments, at cost	$539,464,616	$5,536,060

Investment in affiliates, at cost (Note 3)	26,901	—

Foreign currency, at cost	2,234,628	233
Investments in securities, at value	991,450,294	7,463,813

Investment in affiliates, at value (Note 3)	39,516	—

Cash	646,869	13,385

Foreign currency, at value	2,220,448	232

Receivables:

Dividends	1,821,284	479

Interest	195	—
Total Assets	996,178,606	7,477,909
LIABILITIES:

Payables:

Investment securities purchased	—	8,583

Advisory fees (Note 3)	643,351	2,861

Service fees (Note 2)	3,411	22

Foreign capital gains tax	33,533,466	270,251
Total Liabilities	34,180,228	281,717
NET ASSETS	$961,998,378	$7,196,192
NET ASSETS:

Paid-in capital	$601,333,604	$5,635,572

Total distributable earnings (loss)	360,664,774	1,560,620
NET ASSETS	$961,998,378	$7,196,192
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	25,600,000	200,000
Net asset value per share	$37.58	$35.98

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$8,635,099	$48,136,901	$88,130,038	$139,947	$1,738,880

Dividends from affiliates (Note 3)	—	—	39,150	291	—

Interest	89	—	—	—	40

Non-cash dividends	49,549	56,948	422,230	1,360	18,519

Other income (Note 6)	—	—	252,543	—	—

Securities lending income, net (Note 2)	582,281	1,525,507	738,363	118	9,507
Total investment income	9,267,018	49,719,356	89,582,324	141,716	1,766,946
EXPENSES:

Advisory fees (Note 3)	1,636,359	7,627,792	6,262,988	12,607	152,886

Service fees (Note 2)	22,500	104,884	43,744	115	2,103

Other fees (Note 6)	—	—	76,608	—	—
Total expenses	1,658,859	7,732,676	6,383,340	12,722	154,989
Expense waivers (Note 3)	—	—	(1,482)	(4)	—
Net expenses	1,658,859	7,732,676	6,381,858	12,718	154,989
Net investment income	7,608,159	41,986,680	83,200,466	128,998	1,611,957
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(29,813,792)	(69,704,072)	(2,185,333)	255,153	(115,622)

Investment transactions in affiliates (Note 3)	—	—	(87,759)	(724)	—

In-kind redemptions	15,688,389	57,741,809	1,647,179	—	—

Foreign currency contracts	(74,512)	364,626	59,754	(7,402)	2,427

Foreign currency related transactions	(19,477)	(648,343)	(483,664)	(442)	(12,905)
Net realized gain (loss)	(14,219,392)	(12,245,980)	(1,049,823)	246,585	(126,100)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(188,433,095)	(307,706,697)	(21,705,366)	(339,914)	(4,616,348)

Investment transactions in affiliates (Note 3)	—	—	(40,250)	—	—

Foreign currency contracts	(3,958)	(32,959)	2,897	(19,283)	—

Translation of assets and liabilities denominated in foreign currencies	8,480	326,029	97,654	532	8,613
Net decrease in unrealized appreciation/depreciation	(188,428,573)	(307,413,627)	(21,645,065)	(358,665)	(4,607,735)
Net realized and unrealized loss on investments	(202,647,965)	(319,659,607)	(22,694,888)	(112,080)	(4,733,835)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(195,039,806)	$(277,672,927)	$60,505,578	$16,918	$(3,121,878)
[1] Net of foreign withholding tax of:	$441,643	$7,838,455	$11,829,239	$19,601	$224,439
[2] Net of foreign capital gains tax withheld (credit) of:	—	$1,833,675	—	$4,789	$(13,329)
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$11,764,677	$3,737,629	$9,327	$468,347

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
INVESTMENT INCOME:

Dividends[1]	$57,623,510	$5,163,206	$2,125,074	$1,836,648	$15,759

Dividends from affiliates (Note 3)	562,534	37,124	—	8,683	—

Non-cash dividends	178,599	27,274	18,875	21,874	—

Other income (Note 6)	140,777	—	938	—	—

Securities lending income, net (Note 2)	4,117,724	45,899	7,550	5,963	1,683
Total investment income	62,623,144	5,273,503	2,152,437	1,873,168	17,442
EXPENSES:

Advisory fees (Note 3)	6,803,748	1,180,239	181,747	213,129	15,600

Service fees (Note 2)	48,184	8,953	1,379	1,617	343

Other fees (Note 6)	38,175	—	277	—	—
Total expenses	6,890,107	1,189,192	183,403	214,746	15,943
Expense waivers (Note 3)	(10,099)	—	—	(52)	—
Net expenses	6,880,008	1,189,192	183,403	214,694	15,943
Net investment income	55,743,136	4,084,311	1,969,034	1,658,474	1,499
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	904,050	(664,688)	(447,907)	146,084	(113,693)

Investment transactions in affiliates (Note 3)	(589,499)	(50,208)	—	(10,851)	—

In-kind redemptions	—	—	638,564	3,550,074	297,245

Foreign currency contracts	65,950	(21,286)	1,366	2,878	180

Foreign currency related transactions	(221,196)	(23,946)	(5,858)	(7,758)	(91)
Net realized gain (loss)	159,305	(760,128)	186,165	3,680,427	183,641
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	111,155,051	18,606,960	(3,154,941)	(3,409,570)	283,306

Investment transactions in affiliates (Note 3)	(2,533)	(5,322)	—	(5,239)	—

Foreign currency contracts	(6,854)	(606)	80	—	—

Translation of assets and liabilities denominated in foreign currencies	241,393	18,187	19	(512)	(2)
Net increase (decrease) in unrealized appreciation/depreciation	111,387,057	18,619,219	(3,154,842)	(3,415,321)	283,304
Net realized and unrealized gain (loss) on investments	111,546,362	17,859,091	(2,968,677)	265,106	466,945
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,289,498	$21,943,402	$(999,643)	$1,923,580	$468,444
[1] Net of foreign withholding tax of:	$8,705,115	$505,213	$77,560	$98,489	$67
[2] Net of foreign capital gains tax withheld (credit) of:	$(236)	—	—	$663	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$10,383,464	$768,897	—	$9,527	—

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations (Unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
INVESTMENT INCOME:

Dividends[1]	$7,300,323	$26,794

Interest	199	—
Total investment income	7,300,522	26,794
EXPENSES:

Advisory fees (Note 3)	3,568,859	14,594

Service fees (Note 2)	18,919	112

Interest expense (Note 8)	66,976	—
Total expenses	3,654,754	14,706
Expense waivers (Note 3)	(79)	—
Net expenses	3,654,675	14,706
Net investment income	3,645,847	12,088
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	89,751,663	(509)

Foreign currency contracts	(434,727)	(2,475)

Foreign currency related transactions	264,773	(8,923)
Net realized gain (loss)	89,581,709	(11,907)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	71,140,879	833,222

Investment transactions in affiliates (Note 3)	5,807	—

Translation of assets and liabilities denominated in foreign currencies	(23,347)	5,606
Net increase in unrealized appreciation/depreciation	71,123,339	838,828
Net realized and unrealized gain on investments	160,705,048	826,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$164,350,895	$839,009
[1] Net of foreign withholding tax of:	$2,042,709	$6,993
[2] Net of foreign capital gains tax withheld (credit) of:	$(786)	$2,088
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$19,917,942	$111,636

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State- Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,608,159	$1,829,366	$41,986,680	$26,686,732	$83,200,466	$76,740,500

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(14,219,392)	16,741,964	(12,245,980)	10,543,210	(1,049,823)	(297,152,828)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(188,428,573)	111,338,289	(307,413,627)	824,760,014	(21,645,065)	821,792,478

Net increase from payment by affiliate	—	—	—	3,285	—	—
Net increase (decrease) in net assets resulting from operations	(195,039,806)	129,909,619	(277,672,927)	861,993,241	60,505,578	601,380,150
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(6,504,250)	(2,251,505)	(50,666,500)	(27,862,429)	(71,400,000)	(80,570,083)

Tax return of capital	—	(39,686)	—	—	—	—
Total distributions to shareholders	(6,504,250)	(2,291,191)	(50,666,500)	(27,862,429)	(71,400,000)	(80,570,083)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	298,262,428	628,390,433	219,724,717	3,227,187,036	41,203,248	78,417,646

Cost of shares redeemed	(55,134,136)	(29,667,552)	(370,856,897)	(151,373,568)	(13,214,907)	(321,460,657)
Net increase (decrease) in net assets resulting from capital share transactions	243,128,292	598,722,881	(151,132,180)	3,075,813,468	27,988,341	(243,043,011)
Net Increase (Decrease) in Net Assets	41,584,236	726,341,309	(479,471,607)	3,909,944,280	17,093,919	277,767,056
NET ASSETS:

Beginning of period	$914,692,322	$188,351,013	$4,719,935,718	$809,991,438	$1,916,701,820	$1,638,934,764

End of period	$956,276,558	$914,692,322	$4,240,464,111	$4,719,935,718	$1,933,795,739	$1,916,701,820
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	14,200,000	4,900,000 [1]	117,100,000	33,200,000	43,300,000	50,500,000

Shares created	4,650,000	9,800,000 [1]	5,300,000	88,200,000	900,000	1,900,000

Shares redeemed	(950,000)	(500,000)[1]	(9,600,000)	(4,300,000)	(300,000)	(9,100,000)
Shares outstanding, end of period	17,900,000	14,200,000 [1]	112,800,000	117,100,000	43,900,000	43,300,000
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$128,998	$203,033	$1,611,957	$2,066,541	$55,743,136	$57,625,627

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	246,585	1,196,370	(126,100)	(239,534)	159,305	(97,887,181)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(358,665)	1,986,595	(4,607,735)	35,187,300	111,387,057	757,381,087
Net increase (decrease) in net assets resulting from operations	16,918	3,385,998	(3,121,878)	37,014,307	167,289,498	717,119,533
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(124,000)	(161,416)	(1,645,000)	(2,069,274)	(58,374,500)	(65,877,942)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	2,859,531	14,122,476	234,976,620	159,200,522

Cost of shares redeemed	—	(5,164,535)	—	(24,573,035)	—	(92,079,674)
Net increase (decrease) in net assets resulting from capital share transactions	—	(5,164,535)	2,859,531	(10,450,559)	234,976,620	67,120,848
Net Increase (Decrease) in Net Assets	(107,082)	(1,939,953)	(1,907,347)	24,494,474	343,891,618	718,362,439
NET ASSETS:

Beginning of period	$5,161,599	$7,101,552	$94,430,538	$69,936,064	$1,935,212,557	$1,216,850,118

End of period	$5,054,517	$5,161,599	$92,523,191	$94,430,538	$2,279,104,175	$1,935,212,557
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	400,000	3,200,000	3,600,000	38,100,000	36,900,000

Shares created	—	—	100,000	500,000	4,400,000	3,400,000

Shares redeemed	—	(200,000)	—	(900,000)	—	(2,200,000)
Shares outstanding, end of period	200,000	200,000	3,300,000	3,200,000	42,500,000	38,100,000

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund				WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)		For the Year Ended March 31, 2021		For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,084,311		$5,309,362		$1,969,034	$2,685,588	$1,658,474	$2,822,640

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(760,128)		718,159		186,165	(13,108,094)	3,680,427	(7,471,861)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	18,619,219		68,162,420		(3,154,842)	26,560,759	(3,415,321)	28,567,524
Net increase (decrease) in net assets resulting from operations	21,943,402		74,189,941		(999,643)	16,138,253	1,923,580	23,918,303
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,436,000)		(5,009,804)		(2,817,750)	(2,194,990)	(1,642,500)	(2,796,745)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	49,893,145		210,638,439		1,325,684	—	12,217,217	11,563,727

Cost of shares redeemed	—		(20,349,003)		(2,653,067)	(30,935,826)	(16,802,871)	(33,996,396)
Net increase (decrease) in net assets resulting from capital share transactions	49,893,145		190,289,436		(1,327,383)	(30,935,826)	(4,585,654)	(22,432,669)
Net Increase (Decrease) in Net Assets	67,400,547		259,469,573		(5,144,776)	(16,992,563)	(4,304,574)	(1,311,111)
NET ASSETS:

Beginning of period	$355,130,255		$95,660,682		$63,710,634	$80,703,197	$65,640,741	$66,951,852

End of period	$422,530,802		$355,130,255		$58,565,858	$63,710,634	$61,336,167	$65,640,741
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,200,000	[1]	3,600,000	[1]	2,400,000	3,650,000	1,400,000	1,950,000

Shares created	1,200,000	[1]	6,200,000	[1]	50,000	—	250,000	300,000

Shares redeemed	—	[1]	(600,000)[1]		(100,000)	(1,250,000)	(350,000)	(850,000)
Shares outstanding, end of period	10,400,000	[1]	9,200,000	[1]	2,350,000	2,400,000	1,300,000	1,400,000
[1]	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2021.

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Growth Leaders Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,499	$5,261	$3,645,847	$4,431,585	$12,088	$4,592

Net realized gain (loss) on investments and foreign currency related transactions	183,641	1,160,601	89,581,709	48,844,220	(11,907)	20,380

Net increase in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	283,304	1,100,813	71,123,339	374,039,346	838,828	1,173,632
Net increase in net assets resulting from operations	468,444	2,266,675	164,350,895	427,315,151	839,009	1,198,604
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(11,858)	(4,958,000)	(6,924,754)	(1,470)	(4,497)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,095,995	13,488,300	14,780,201	—	1,809,189	2,473,495

Cost of shares redeemed	(1,160,393)	(3,083,581)	—	(195,882,462)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	935,602	10,404,719	14,780,201	(195,882,462)	1,809,189	2,473,495
Net Increase in Net Assets	1,404,046	12,659,536	174,173,096	224,507,935	2,646,728	3,667,602
NET ASSETS:

Beginning of period	$14,410,422	$1,750,886	$787,825,282	$563,317,347	$4,549,464	$881,862

End of period	$15,814,468	$14,410,422	$961,998,378	$787,825,282	$7,196,192	$4,549,464
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	325,004	75,004	25,200,000	34,800,000	150,000	50,000

Shares created	45,000	325,000	400,000	—	50,000	100,000

Shares redeemed	(25,004)	(75,000)	—	(9,600,000)	—	—
Shares outstanding, end of period	345,000	325,004	25,600,000	25,200,000	200,000	150,000

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of period	$64.41	$38.44	$38.84	$43.62	$28.59	$23.38
Investment operations:

Net investment income[2]	0.46	0.23	0.39	0.49	0.06	0.32

Net realized and unrealized gain (loss)	(11.06)	26.10	(0.39)	(4.82)	15.28	5.23
Total from investment operations	(10.60)	26.33	0.00 [3]	(4.33)	15.34	5.55
Dividends and distributions to shareholders:

Net investment income	(0.39)	(0.35)	(0.40)	(0.45)	(0.31)	(0.34)

Tax return of capital	—	(0.01)	—	(0.00)[3]	—	—
Total dividends and distributions to shareholders	(0.39)	(0.36)	(0.40)	(0.45)	(0.31)	(0.34)
Net asset value, end of period	$53.42	$64.41	$38.44	$38.84	$43.62	$28.59

TOTAL RETURN[4]	(16.53)%	68.71%	0.07%	(9.91)%	53.95%	23.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$956,277	$914,692	$188,351	$143,699	$215,928	$8,576

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[7]	0.32%[7]	0.33%[7,8]	0.53%[8]

Expenses, prior to expense waivers	0.32%[5]	0.38%	0.63%	0.63%	0.63%	0.63%

Net investment income	1.49%[5]	0.37%	1.03%	1.31%	0.14%	1.29%
Portfolio turnover rate[9]	8%	20%	22%	35%	20%	37%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$40.31	$24.40	$28.79	$31.99	$24.72	$21.48
Investment operations:

Net investment income[2]	0.36	0.41	0.62	0.42	0.28	0.30

Net realized and unrealized gain (loss)	(2.64)	15.91	(4.38)	(3.20)	7.20	3.25

Net increase from payment by affiliate	—	0.00 [3]	—	0.00 [3]	—	—
Total from investment operations	(2.28)	16.32	(3.76)	(2.78)	7.48	3.55
Dividends to shareholders:

Net investment income	(0.44)	(0.41)	(0.63)	(0.42)	(0.21)	(0.31)
Net asset value, end of period	$37.59	$40.31	$24.40	$28.79	$31.99	$24.72

TOTAL RETURN[4]	(5.73)%	67.18%[10]	(13.36)%	(8.64)%[10]	30.30%	16.68%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,240,464	$4,719,936	$809,991	$305,184	$92,776	$2,472

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[7]	0.32%[7]	0.33%[7]	0.58%

Expenses, prior to expense waivers	0.32%[5]	0.37%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.76%[5]	1.11%	2.14%	1.51%	0.92%	1.33%
Portfolio turnover rate[9]	6%	34%	19%	24%	68%	15%
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[7]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[8]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]

Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$44.27	$32.45	$43.72	$47.35	$40.69	$35.05
Investment operations:

Net investment income[1]	1.90	1.76	2.10	1.84	1.67	1.42

Net realized and unrealized gain (loss)	(0.49)	11.93	(11.25)	(3.57)	6.65	5.58
Total from investment operations	1.41	13.69	(9.15)	(1.73)	8.32	7.00
Dividends to shareholders:

Net investment income	(1.63)	(1.87)	(2.12)	(1.90)	(1.66)	(1.36)
Net asset value, end of period	$44.05	$44.27	$32.45	$43.72	$47.35	$40.69

TOTAL RETURN[2]	3.16%	43.37%	(22.06)%	(3.51)%	20.98%	20.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,933,796	$1,916,702	$1,638,935	$2,173,006	$2,282,176	$1,721,381

Ratios to average net assets[3] of:

Expenses[4]	0.64%[5,7]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	8.37%[5]	4.58%	4.91%	4.23%	3.81%	3.81%
Portfolio turnover rate[6]	2%	62%	41%	44%	41%	41%

WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$25.81	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.65	0.56	0.73	0.29

Net realized and unrealized gain (loss)	(0.57)	7.90	(5.91)	(1.16)
Total from investment operations	0.08	8.46	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.62)	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$25.27	$25.81	$17.75	$23.61

TOTAL RETURN[2]	0.27%	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,055	$5,162	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%[3,4,5]	0.48%[3,4]	0.48%	0.48%[4,5]

Net investment income	4.91%[3,5]	2.51%[3]	3.24%	1.97%[5]
Portfolio turnover rate[6]	59%	125%	166%	133%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$29.51	$19.43	$24.71	$26.94	$23.03	$21.11
Investment operations:

Net investment income[1]	0.50	0.61	0.66	0.71	0.56	0.63

Net realized and unrealized gain (loss)	(1.46)	10.08	(5.32)	(2.30)	3.87	1.96
Total from investment operations	(0.96)	10.69	(4.66)	(1.59)	4.43	2.59
Dividends to shareholders:

Net investment income	(0.51)	(0.61)	(0.62)	(0.64)	(0.52)	(0.67)
Net asset value, end of period	$28.04	$29.51	$19.43	$24.71	$26.94	$23.03

TOTAL RETURN[2]	(3.32)%	55.66%	(19.30)%	(5.79)%	19.44%	12.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$92,523	$94,431	$69,936	$69,189	$75,442	$48,366

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3]	0.32%[4]	0.32%[5]	0.32%[5]	0.39%[5]	0.63%

Expenses, prior to expense waivers	0.32%[3]	0.42%	0.63%	0.63%	0.63%	0.63%

Net investment income	3.37%[3]	2.38%	2.74%	2.93%	2.17%	2.88%
Portfolio turnover rate[6]	1%	57%	55%	81%	62%	49%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$50.79	$32.98	$47.03	$53.47	$44.62	$37.90
Investment operations:

Net investment income[1]	1.37	1.58	1.82	1.79	1.42	1.35

Net realized and unrealized gain (loss)	2.88	18.04	(14.02)	(6.35)	8.89	6.71
Total from investment operations	4.25	19.62	(12.20)	(4.56)	10.31	8.06
Dividends to shareholders:

Net investment income	(1.41)	(1.81)	(1.85)	(1.88)	(1.46)	(1.34)
Net asset value, end of period	$53.63	$50.79	$32.98	$47.03	$53.47	$44.62

TOTAL RETURN[2]	8.36%	60.63%	(26.95)%	(8.40)%	23.55%	21.76%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,279,104	$1,935,213	$1,216,850	$1,424,969	$1,743,104	$1,106,602

Ratios to average net assets[7] of:

Expenses, net of expense waivers	0.63%[3,8,9]	0.63%	0.63%	0.63%	0.63%	0.63%

Expenses, prior to expense waivers	0.63%[3,8]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	5.09%[3]	3.65%	4.05%	3.81%	2.88%	3.36%
Portfolio turnover rate[6]	2%	59%	47%	40%	48%	47%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[5]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

[9]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.62%.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of period	$38.60	$26.57	$27.80	$29.52	$25.02	$23.58
Investment operations:

Net investment income[2]	0.42	0.80	0.80	0.58	0.62	0.57

Net realized and unrealized gain (loss)	2.05	11.94	(1.31)	(1.67)	4.40	1.47
Total from investment operations	2.47	12.74	(0.51)	(1.09)	5.02	2.04
Dividends to shareholders:

Net investment income	(0.44)	(0.71)	(0.72)	(0.63)	(0.52)	(0.60)
Net asset value, end of period	$40.63	$38.60	$26.57	$27.80	$29.52	$25.02

TOTAL RETURN[3]	6.36%	48.25%	(2.01)%	(3.65)%	20.18%	8.80%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$422,531	$355,130	$95,661	$72,280	$70,841	$50,031

Ratios to average net assets[4] of:

Expenses	0.58%[5]	0.58%	0.58%[6]	0.58%[6]	0.58%[6]	0.58%

Net investment income	2.01%[5]	2.29%	2.68%	2.11%	2.20%	2.39%
Portfolio turnover rate[7]	1%	56%	56%	60%	67%	66%

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$26.55	$22.11	$32.15	$32.04	$28.16	$27.26
Investment operations:

Net investment income[2]	0.85	0.89	1.13	1.12	1.11	1.06

Net realized and unrealized gain (loss)	(1.26)	4.35	(8.79)	0.24	4.92	1.35

Net increase from payment by affiliate	—	—	—	—	—	0.00 [8]
Total from investment operations	(0.41)	5.24	(7.66)	1.36	6.03	2.41
Dividends to shareholders:

Net investment income	(1.22)	(0.80)	(2.38)	(1.25)	(2.15)	(1.51)
Net asset value, end of period	$24.92	$26.55	$22.11	$32.15	$32.04	$28.16

TOTAL RETURN[3]	(1.74)%	23.92%	(25.74)%	4.51%	21.90%	9.33%[9]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$58,566	$63,711	$80,703	$114,146	$107,329	$83,060

Ratios to average net assets of:

Expenses	0.58%[5,10]	0.58%	0.58%[4]	0.58%[4]	0.58%[4]	0.58%[4]

Net investment income	6.28%[5]	3.59%	3.75%[4]	3.72%[4]	3.56%[4]	3.86%[4]
Portfolio turnover rate[7]	4%	39%	21%	17%	23%	19%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 9, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than $0.005.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged .

[10]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$46.89	$34.33	$46.11	$46.38	$44.75	$40.84
Investment operations:

Net investment income[1]	1.10	1.63	1.78	1.77	1.59	1.46

Net realized and unrealized gain (loss)	0.23	12.62	(11.79)	(0.18)	1.54	3.97
Total from investment operations	1.33	14.25	(10.01)	1.59	3.13	5.43
Dividends to shareholders:

Net investment income	(1.04)	(1.69)	(1.77)	(1.86)	(1.50)	(1.52)
Net asset value, end of period	$47.18	$46.89	$34.33	$46.11	$46.38	$44.75

TOTAL RETURN[2]	2.81%	42.38%	(22.46)%	3.59%	7.02%	13.54%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$61,336	$65,641	$66,952	$92,227	$104,358	$89,510

Ratios to average net assets[3] of:

Expenses	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%[5]	0.58%[5]	0.58%

Net investment income	4.51%[4]	4.05%	3.88%	3.86%	3.41%	3.42%
Portfolio turnover rate[6]	4%	48%	32%	19%	21%	21%

WisdomTree Growth Leaders Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021[7]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$44.34	$23.34	$24.80
Investment operations:

Net investment income[1]	0.00 [8]	0.03	0.06

Net realized and unrealized gain (loss)	1.50	21.02	(1.44)
Total from investment operations	1.50	21.05	(1.38)
Dividends to shareholders:

Net investment income	—	(0.05)	(0.08)
Net asset value, end of period	$45.84	$44.34	$23.34

TOTAL RETURN[2]	3.38%	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$15,814	$14,410	$1,751

Ratios to average net assets of:

Expenses	0.20%[4]	0.24%[9]	0.45%[4]

Net investment income	0.02%[4]	0.08%	0.27%[4]
Portfolio turnover rate[6]	38%	40%	9%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[8]	Amount represents less than $0.005.

[9]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$31.26	$16.19	$26.26	$25.88	$24.07	$19.42
Investment operations:

Net investment income[1]	0.14	0.16	0.30	0.28	0.24	0.23

Net realized and unrealized gain (loss)	6.38	15.16	(10.18)	0.45	1.79	4.70
Total from investment operations	6.52	15.32	(9.88)	0.73	2.03	4.93
Dividends and distributions to shareholders:

Net investment income	(0.20)	(0.25)	(0.19)	(0.34)	(0.22)	(0.28)

Tax return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.20)	(0.25)	(0.19)	(0.35)	(0.22)	(0.28)
Net asset value, end of period	$37.58	$31.26	$16.19	$26.26	$25.88	$24.07

TOTAL RETURN[2]	20.87%	95.10%	(37.84)%	2.89%	8.46%	25.56%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$961,998	$787,825	$563,317	$1,323,424	$1,671,567	$1,564,606

Ratios to average net assets of:

Expenses[3]	0.84%[4,5,6]	0.84%[5,6]	0.84%[5,6]	0.85%	0.84%	0.84%

Net investment income	0.86%[4,5]	0.67%[5]	1.22%[5]	1.14%	0.91%	1.09%
Portfolio turnover rate[7]	22%	23%	32%	37%	22%	30%

WisdomTree India ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$30.33	$17.64	$24.67
Investment operations:

Net investment income[1]	0.08	0.05	0.19

Net realized and unrealized gain (loss)	5.58	12.69	(7.22)
Total from investment operations	5.66	12.74	(7.03)
Dividends to shareholders:

Net investment income	(0.01)	(0.05)	—
Net asset value, end of period	$35.98	$30.33	$17.64

TOTAL RETURN[2]	18.66%	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$7,196	$4,549	$882

Ratios to average net assets of:

Expenses	0.58%[4]	0.58%	0.58%[4]

Net investment income	0.48%[4]	0.20%	0.80%[4]
Portfolio turnover rate[7]	1%	36%	82%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes interest expense of 0.01% for the six months ended September 30, 2021 (not annualized) and each of the fiscal years presented.

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	93

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund”)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund”)	April 4, 2019

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. The Growth Leaders Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index. In seeking to track the Index, the Growth Leaders Fund invests in high growth mid and large-cap companies that are generating substantial revenue from a modern platform business. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

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Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

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Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2021 and open positions in such derivatives as of September 30, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

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As of September 30, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$14	Unrealized depreciation on foreign currency contracts	$—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	2,098	Unrealized depreciation on foreign currency contracts	7,964
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	400	Unrealized depreciation on foreign currency contracts	2,062
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	2,772	Unrealized depreciation on foreign currency contracts	39
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	804
Global ex-U.S. Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	19	Unrealized depreciation on foreign currency contracts	70

For the six months ended September 30, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$(74,512)	$(3,958)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	364,626	(32,959)
Emerging Markets High Dividend Fund
Foreign currency risk	59,754	2,897
Emerging Markets Multifactor Fund
Foreign currency risk	(7,402)	(19,283)
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	2,427	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	65,950	(6,854)
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	(21,286)	(606)
Global ex-U.S. Real Estate Fund
Foreign currency risk	1,366	80
Global High Dividend Fund
Foreign currency risk	2,878	—
Growth Leaders Fund
Foreign currency risk	180	—
India Earnings Fund (consolidated)
Foreign currency risk	(434,727)	—
India ex-State-Owned Enterprises Fund
Foreign currency risk	(2,475)	—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

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Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$10,769,263	$68,475
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	6,663,361	9,545,417
Emerging Markets High Dividend Fund
Foreign currency risk	127,016	1,224,514
Emerging Markets Multifactor Fund
Foreign currency risk	140,126	810,862
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	2,871	4,372
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	544,887	510,279
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	89,356	78,866
Global ex-U.S. Real Estate Fund
Foreign currency risk	12,018	41,274
Global High Dividend Fund
Foreign currency risk	11,498	8,848
Growth Leaders Fund
Foreign currency risk[1]	64,331	31,673
India Earnings Fund (consolidated)
Foreign currency risk[1]	29,398,885	28,585,209
India ex-State-Owned Enterprises Fund
Foreign currency risk[1]	269,980	17,714
[1]	The volume of derivative activity for the period is based on intra-month balances

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign

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currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2021, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable foreign currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a foreign currency contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a foreign currency contract, it may receive collateral from the counterparty. In the event of a default or inability of counterparties to meet the terms of their contracts, the non-defaulting party generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the contract terms.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency

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contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the

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market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$43,021,658	$—	$(43,021,658)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	14	—	—	14	—	—	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	116,157,731	—	(116,157,731)[1]	—	—	—	—	—
Foreign Currency Contracts	2,098	(1,984)	—	114	7,964	(1,984)	—	5,980
Emerging Markets High Dividend Fund
Securities Lending	240,303,643	—	(240,303,643)[1]	—	—	—	—	—
Foreign Currency Contracts	400	(400)	—	—	2,062	(400)	—	1,662
Emerging Markets Multifactor Fund
Securities Lending	64,288	—	(64,288)[1]	—	—	—	—	—
Foreign Currency Contracts	2,772	(39)	—	2,733	39	(39)	—	—
Emerging Markets Quality Dividend Growth Fund
Securities Lending	2,370,430	—	(2,370,430)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	414,426,506	—	(414,426,506)[1]	—	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	39,685,079	—	(39,685,079)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	804	—	—	804
Global ex-U.S. Real Estate Fund
Securities Lending	5,639,804	—	(5,639,804)[1]	—	—	—	—	—
Foreign Currency Contracts	19	(12)	—	7	70	(12)	—	58
Global High Dividend Fund
Securities Lending	2,046,048	—	(2,046,048)[1]	—	—	—	—	—
Growth Leaders Fund
Securities Lending	928,126	—	(928,126)[1]	—	—	—	—	—

[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater

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Notes to Financial Statements (unaudited) (continued)

market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%[1]
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%

[1]	Prior to September 1, 2021, WTAM received an annual advisory fee of 0.63% based on the Fund’s average daily net assets.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2021, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2021		For the Six Months Ended September 30, 2021

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	940	$35,081	$406
Emerging Markets High Dividend Fund	173	7,548	277
Emerging Markets Quality Dividend Growth Fund	286	8,017	143
Emerging Markets SmallCap Dividend Fund	396	21,178	554
Global ex-U.S. Quality Dividend Growth Fund	126	5,098	55
Global ex-U.S. Real Estate Fund	—	—	22
Growth Leaders Fund	155	7,124	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$292,997,443	$78,387,095	$62,591,983	$36,253,035
Emerging Markets ex-State-Owned Enterprises Fund	267,862,433	322,277,161	47,019,696	150,057,037
Emerging Markets High Dividend Fund	65,650,286	39,788,339	2,774,081	6,228,080
Emerging Markets Multifactor Fund	3,061,351	3,055,676	—	—
Emerging Markets Quality Dividend Growth Fund	3,917,374	1,353,493	380,232	—
Emerging Markets SmallCap Dividend Fund	235,322,996	45,234,062	39,342,657	—
Global ex-U.S. Quality Dividend Growth Fund	16,160,239	3,938,157	37,885,558	—
Global ex-U.S. Real Estate Fund	2,748,465	2,993,003	923,861	2,777,449
Global High Dividend Fund	2,557,142	3,118,544	11,159,333	15,179,934
Growth Leaders Fund	5,925,097	5,910,502	2,090,897	1,163,701
India Earnings Fund (consolidated)	208,255,409	197,131,109	—	—
India ex-State-Owned Enterprises Fund	1,866,602	27,587	—	—

6. FEDERAL INCOME TAXES

At September 30, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$1,047,368,791	$88,571,829	$(173,026,466)	$(84,454,637)	$14	$—	$14	$(84,454,623)
Emerging Markets ex-State-Owned Enterprises Fund	3,926,798,992	765,336,739	(381,311,097)	384,025,642	114	(4,356)	(4,242)	384,021,400
Emerging Markets High Dividend Fund	1,600,026,402	410,672,459	(86,680,757)	323,991,702	—	(1,814)	(1,814)	323,989,888
Emerging Markets Multifactor Fund	4,641,494	687,661	(277,075)	410,586	—	—	—	410,586
Emerging Markets Quality Dividend Growth Fund	74,594,039	24,140,424	(4,948,251)	19,192,173	—	—	—	19,192,173
Emerging Markets SmallCap Dividend Fund	1,857,572,917	604,874,466	(134,590,149)	470,284,317	—	—	—	470,284,317
Global ex-U.S. Quality Dividend Growth Fund	377,581,466	87,514,912	(8,947,699)	78,567,213	—	(804)	(804)	78,566,409
Global ex-U.S. Real Estate Fund	59,885,152	7,198,742	(6,794,542)	404,200	19	(70)	(51)	404,149
Global High Dividend Fund	55,999,411	8,918,784	(3,278,802)	5,639,982	—	—	—	5,639,982
Growth Leaders Fund	14,761,135	2,273,442	(1,049,129)	1,224,313	—	—	—	1,224,313
India Earnings Fund (consolidated)	556,671,926	458,146,505	(23,328,621)	434,817,884	—	—	—	434,817,884
India ex-State-Owned Enterprises Fund	5,576,503	1,942,338	(55,024)	1,887,314	—	—	—	1,887,314

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2021, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required.

Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal.

Changes in India tax law could reduce the return to each Fund with investments in India and the return received by each Fund’s shareholders.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the period ended September 30, 2021, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $300,000,000 and having a final maturity date of September 28, 2021. During the period ended September 30, 2021, the Fund utilized the demand note and borrowed for a period of 10 days with an average outstanding note balance of $117,220,000 and a weighted average interest rate of 2.09% per annum. Interest expense related to the note for the period ended September 30, 2021 was $66,976. At September 30, 2021, the Fund did not have any amounts outstanding under the demand note agreement.

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Notes to Financial Statements (unaudited) (concluded)

9. ADDITIONAL INFORMATION

The Board of Trustees authorized a two-for-one stock split for the Global ex-U.S. Quality Dividend Growth Fund, effective after the close of trading on June 9, 2021, for the shareholders of record on June 7, 2021. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

*    *    *    *    *

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

106	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

WisdomTree Trust	107

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to

108	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	109

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

110	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WTGM - 5595

WisdomTree Trust

Semi-Annual Report

September 30, 2021

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Materials	22.7%
Industrials	18.4%
Consumer Staples	18.4%
Information Technology	13.3%
Consumer Discretionary	11.6%
Health Care	9.1%
Communication Services	3.8%
Financials	1.2%
Energy	0.8%
Utilities	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Linde PLC	6.7%
ASML Holding N.V.	6.6%
Unilever PLC	5.8%
Koninklijke Ahold Delhaize N.V.	4.0%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
L’Oreal S.A.	3.7%
Siemens AG, Registered Shares	3.4%
BASF SE	3.4%
Deutsche Telekom AG, Registered Shares	3.2%
Sanofi	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,062.60	0.59%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.26%	25.70%	8.61%	9.67%	10.40%
Fund Market Price Returns	6.03%	25.72%	8.68%	9.67%	10.59%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[1]	6.45%	26.47%	9.19%	10.16%	10.86%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[2]	6.12%	30.35%	7.81%	8.78%	9.78%
*	Returns of less than one year are cumulative.
[1]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[2]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	16.9%
Utilities	14.2%
Real Estate	13.4%
Financials	12.4%
Information Technology	9.6%
Materials	8.4%
Communication Services	6.7%
Consumer Discretionary	5.2%
Consumer Staples	5.1%
Energy	3.9%
Health Care	3.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
ASM International N.V.	4.0%
Mediobanca Banca di Credito Finanziario SpA	3.2%
Covivio	2.7%
ASR Nederland N.V.	2.5%
A2A SpA	2.4%
Italgas SpA	2.1%
Proximus SADP	2.0%
METRO AG	2.0%
Enagas S.A.	1.8%
Valmet Oyj	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,067.50	0.62%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.96	0.62%	$3.14

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.75%	33.42%	8.65%	10.77%	8.79%
Fund Market Price Returns	6.85%	33.96%	8.83%	10.82%	8.66%
WisdomTree Europe Hedged SmallCap Equity Index	6.73%	33.92%	8.87%	10.94%	8.92%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	7.82%	38.79%	10.70%	11.51%	9.65%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.0%
Financials	14.4%
Consumer Discretionary	13.7%
Materials	12.7%
Health Care	12.3%
Information Technology	9.3%
Utilities	7.5%
Communication Services	6.0%
Consumer Staples	3.3%
Energy	0.1%
Real Estate	0.1%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Siemens AG, Registered Shares	6.4%
BASF SE	6.2%
Deutsche Post AG, Registered Shares	6.1%
Deutsche Telekom AG, Registered Shares	6.0%
Allianz SE, Registered Shares	5.9%
SAP SE	5.6%
Bayer AG, Registered Shares	5.1%
Bayerische Motoren Werke AG	4.5%
E.ON SE	4.4%
Daimler AG, Registered Shares	3.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,025.10	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.51%	25.87%	8.33%	8.96%	8.17%
Fund Market Price Returns	2.27%	25.88%	8.42%	8.94%	8.04%
WisdomTree Germany Hedged Equity Index	2.54%	26.56%	8.69%	9.26%	8.39%
MSCI Germany Local Currency Index	1.66%	17.86%	6.04%	6.60%	6.35%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	19.3%
Materials	18.8%
Industrials	14.1%
Information Technology	13.9%
Consumer Discretionary	11.8%
Consumer Staples	7.7%
Communication Services	4.6%
Financials	4.6%
Real Estate	2.4%
Energy	1.2%
Utilities	0.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Rio Tinto PLC	5.4%
Unilever PLC	5.3%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
BHP Group Ltd.	4.4%
SoftBank Corp.	4.1%
Roche Holding AG	3.8%
GlaxoSmithKline PLC	3.7%
SAP SE	3.3%
Linde PLC	3.2%
Novo Nordisk A/S, Class B	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed countries, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,072.90	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.29%	22.41%	12.99%	12.39%	10.28%
Fund Market Price Returns	6.63%	21.90%	12.92%	12.21%	10.12%
WisdomTree International Hedged Quality Dividend Growth Index	7.65%	23.11%	13.64%	13.11%	10.96%
MSCI EAFE Local Currency Index	6.17%	27.20%	7.16%	9.01%	7.35%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.4%
Consumer Discretionary	17.8%
Financials	15.8%
Information Technology	12.9%
Health Care	10.1%
Consumer Staples	8.3%
Materials	7.9%
Communication Services	3.7%
Energy	2.0%
Utilities	0.1%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.5%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Japan Tobacco, Inc.	3.0%
Mitsubishi Corp.	2.8%
Takeda Pharmaceutical Co., Ltd.	2.7%
Tokyo Electron Ltd.	2.4%
ITOCHU Corp.	2.4%
Canon, Inc.	2.1%
Mizuho Financial Group, Inc.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,051.10	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.11%	33.53%	5.46%	11.02%	10.56%
Fund Market Price Returns	3.63%	31.78%	5.27%	10.70%	10.65%
WisdomTree Japan Hedged Equity Index	5.28%	33.81%	5.89%	11.62%	11.15%
MSCI Japan Local Currency Index	5.29%	29.06%	6.91%	11.50%	12.43%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.7%
Consumer Discretionary	15.6%
Materials	14.3%
Information Technology	10.9%
Financials	10.9%
Consumer Staples	6.7%
Health Care	4.7%
Communication Services	3.3%
Real Estate	2.6%
Utilities	2.0%
Energy	1.3%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nippon Yusen K.K.	1.4%
Sojitz Corp.	0.8%
Seven Bank Ltd.	0.8%
JTEKT Corp.	0.6%
Mebuki Financial Group, Inc.	0.6%
Electric Power Development Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
AEON Financial Service Co., Ltd.	0.6%
Tokyo Tatemono Co., Ltd.	0.6%
Mitsui OSK Lines Ltd.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,032.60	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.26%	19.67%	2.56%	10.39%	10.14%
Fund Market Price Returns	2.14%	18.38%	2.40%	10.15%	9.93%
WisdomTree Japan Hedged SmallCap Equity Index	3.46%	20.20%	3.05%	11.05%	10.96%
MSCI Japan Small Cap Local Currency Index	3.47%	21.02%	4.00%	9.96%	10.56%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

8	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	ILS	Israeli new shekel
CHF	Swiss franc	JPY	Japanese yen
DKK	Danish krone	NOK	Norwegian krone
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	9

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.5%

Austria – 0.2%

Andritz AG	86,465	$4,737,863

Belgium – 3.2%

Barco N.V.	140,430	3,051,588

Bekaert S.A.	57,908	2,414,707

Fagron	18,537	363,070

Melexis N.V.	41,326	4,406,319

Solvay S.A.	281,172	35,079,291

UCB S.A.	140,017	15,707,997

Umicore S.A.	98,225	5,833,052

Total Belgium		66,856,024

Finland – 5.9%

Cargotec Oyj, Class B	123,753	6,313,504

Fiskars Oyj Abp	64,669	1,434,507

Huhtamaki Oyj(a)	176,108	7,959,914

Kemira Oyj	324,614	5,011,136

Kone Oyj, Class B	845,584	59,563,766

Konecranes Oyj*	187,694	7,563,447

Metso Outotec Oyj	217,760	1,997,280

Neles Oyj	931,583	12,793,949

Revenio Group Oyj	18,478	1,174,617

Valmet Oyj	459,144	16,676,795

Total Finland		120,488,915

France – 24.5%

Air Liquide S.A.	269,438	43,273,707

Arkema S.A.	36,739	4,875,257

BioMerieux(a)	5,142	587,351

Cie Generale des Etablissements Michelin SCA(a)	71,958	11,074,952

Danone S.A.(a)	545,031	37,299,740

Dassault Systemes SE(a)	122,545	6,457,100

Gaztransport Et Technigaz S.A.	26,859	2,015,553

Hermes International(a)	15,656	21,709,919

Imerys S.A.	95,913	4,166,216

IPSOS	15,311	698,253

Kering S.A.	33,843	24,160,964

L’Oreal S.A.	184,630	76,357,670

Legrand S.A.	100,928	10,850,184

LVMH Moet Hennessy Louis Vuitton SE	106,848	76,787,906

Pernod Ricard S.A.	104,758	23,152,750

Publicis Groupe S.A.	170,560	11,516,284

Remy Cointreau S.A.(a)	6,176	1,198,911

Rubis SCA	115,393	3,997,331

Sanofi	661,609	63,703,396

Sartorius Stedim Biotech(a)	2,378	1,333,069

Schneider Electric SE(a)	380,548	63,465,095

SEB S.A.	11,130	1,572,402

Societe BIC S.A.(a)	48,520	2,862,222

Teleperformance	9,842	3,879,312

Vicat S.A.	48,479	2,163,112

Wendel SE(a)	29,124	4,047,016

Total France		503,205,672

Germany – 26.0%

BASF SE	915,640	69,878,767

Bayer AG, Registered Shares	979,942	53,383,756

Bayerische Motoren Werke AG	377,103	36,169,722

Beiersdorf AG	30,354	3,287,808

Brenntag SE	78,184	7,301,462

Continental AG*	96,809	10,635,134

Covestro AG(b)	80,359	5,526,457

Daimler AG, Registered Shares	318,057	28,279,925

Deutsche Telekom AG, Registered Shares	3,250,914	65,541,983

Duerr AG	34,021	1,467,534

Eckert & Ziegler Strahlen- und Medizintechnik AG	4,233	547,491

Evonik Industries AG	378,435	11,960,274

Fresenius Medical Care AG & Co. KGaA	115,465	8,144,173

Fresenius SE & Co. KGaA	206,078	9,919,974

GEA Group AG	41,052	1,883,582

Hannover Rueck SE	76,342	13,390,927

Hapag-Lloyd AG(b)	50,872	11,137,186

HeidelbergCement AG	38,319	2,876,867

Henkel AG & Co. KGaA	87,131	7,528,094

Infineon Technologies AG	221,369	9,114,138

Knorr-Bremse AG	63,391	6,805,983

Krones AG	6,282	615,568

LANXESS AG	29,995	2,036,399

Merck KGaA	19,278	4,192,521

SAP SE	460,083	62,321,957

Siemens AG, Registered Shares	430,473	70,803,417

Siemens Healthineers AG(b)	320,525	20,869,322

Siltronic AG	15,045	2,374,838

Software AG	26,103	1,219,764

Symrise AG	25,176	3,316,048

Vitesco Technologies Group AG, Class A*	19,033	1,124,973

Wacker Chemie AG	5,800	1,084,916

Total Germany		534,740,960

Ireland – 3.5%

CRH PLC	1,137,265	53,459,429

Glanbia PLC	526,847	8,694,792

Kerry Group PLC, Class A(a)	72,388	9,731,712

Total Ireland		71,885,933

Italy – 1.2%

Carel Industries SpA(b)	39,774	1,085,563

Davide Campari-Milano N.V.(a)	282,322	3,985,260

Ferrari N.V.(a)	80,098	16,797,512

Reply SpA	16,309	3,012,870

Total Italy		24,881,205

Netherlands – 18.3%

Akzo Nobel N.V.	267,986	29,312,764

ASM International N.V.	72,039	28,236,182

ASML Holding N.V.	181,408	135,795,825

BE Semiconductor Industries N.V.	92,603	7,368,745

Corbion N.V.	32,917	1,593,109

EXOR N.V.	87,994	7,436,429

See Notes to Financial Statements.

10	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2021

Investments	Shares	Value

IMCD N.V.	26,927	$5,156,965

Koninklijke Ahold Delhaize N.V.	2,463,819	82,051,155

Koninklijke DSM N.V.	177,882	35,613,508

Koninklijke Vopak N.V.	181,630	7,157,003

SBM Offshore N.V.	390,087	6,962,206

Wolters Kluwer N.V.	277,929	29,498,450

Total Netherlands		376,182,341

Spain – 3.7%

ACS Actividades de Construccion y Servicios S.A.(a)	1,577,119	42,861,958

Cie Automotive S.A.	305,381	7,708,406

Grifols S.A.(a)	331,023	8,087,112

Prosegur Cash S.A.(b)	5,182,620	4,180,452

Prosegur Cia de Seguridad S.A.	1,894,607	5,643,090

Viscofan S.A.	104,037	6,818,442

Total Spain		75,299,460

Switzerland – 0.5%

STMicroelectronics N.V.(a)	236,812	10,364,728

United Kingdom – 12.5%

Linde PLC	467,173	138,660,260

Unilever PLC	2,191,682	118,480,625

Total United Kingdom		257,140,885
TOTAL COMMON STOCKS (Cost: $1,687,361,588)		2,045,783,986

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $32,724,682)	32,724,682	$32,724,682

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,720,086,270)		2,078,508,668

Other Assets less Liabilities – (1.1)%		(23,006,838)

NET ASSETS – 100.0%		$2,055,501,830
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,470,136 and the total market value of the collateral held by the Fund was $40,488,051. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,763,369.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2021	464,609,800	EUR	538,477,648	USD	$—	$(8,601)
Bank of America N.A.	10/5/2021	534,481,525	USD	452,493,350	EUR	10,055,086	—
Bank of America N.A.	10/5/2021	15,984,494	USD	13,620,250	EUR	199,026	—
Bank of America N.A.	11/3/2021	516,304,827	USD	445,238,909	EUR	3,706	—
Citibank N.A.	10/5/2021	464,611,806	EUR	538,477,649	USD	—	(6,278)
Citibank N.A.	10/5/2021	534,481,525	USD	452,491,051	EUR	10,057,750	—
Citibank N.A.	11/3/2021	516,304,827	USD	445,241,597	EUR	589	—
Goldman Sachs	10/5/2021	464,613,007	EUR	538,477,648	USD	—	(4,884)
Goldman Sachs	10/5/2021	534,481,525	USD	452,486,838	EUR	10,062,634	—
Goldman Sachs	11/3/2021	516,304,827	USD	445,230,462	EUR	13,501	—
JP Morgan Chase Bank N.A.	10/5/2021	464,612,607	EUR	538,477,648	USD	—	(5,348)
JP Morgan Chase Bank N.A.	10/5/2021	534,481,524	USD	452,489,901	EUR	10,059,082	—
JP Morgan Chase Bank N.A.	11/3/2021	516,304,827	USD	445,243,133	EUR	—	(1,192)
						$40,451,374	$(26,303)

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,045,783,986	$—	$—	$2,045,783,986
Investment of Cash Collateral for Securities Loaned	—	32,724,682	—	32,724,682
Total Investments in Securities	$2,045,783,986	$32,724,682	$—	$2,078,508,668
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$40,451,374	$—	$40,451,374
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(26,303)	$—	$(26,303)
Total – Net	$2,045,783,986	$73,149,753	$—	$2,118,933,739
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

Austria – 4.5%

Andritz AG	4,782	$262,030

AT&S Austria Technologie & Systemtechnik AG	1,730	66,064

CA Immobilien Anlagen AG	11,618	491,461

Oesterreichische Post AG(a)	9,529	404,197

Schoeller-Bleckmann Oilfield Equipment AG*	2,601	105,204

Telekom Austria AG*	11,411	98,657

UNIQA Insurance Group AG	31,903	284,700

Vienna Insurance Group AG Wiener Versicherung Gruppe	7,897	227,890

Voestalpine AG	4,108	152,541

Wienerberger AG	8,902	300,637

Total Austria		2,393,381

Belgium – 12.0%

Aedifica S.A.	3,597	449,390

Barco N.V.	7,410	161,022

Bekaert S.A.	3,162	131,852

Cofinimmo S.A.	5,143	780,823

D’ieteren Group	3,467	510,296

Elia Group S.A./N.V.	3,802	454,733

Euronav N.V.	84,627	804,440

Fagron	1,668	32,670

Intervest Offices & Warehouses N.V.	3,217	88,175

Melexis N.V.	2,270	242,035

Orange Belgium S.A.	5,775	129,977

Proximus SADP	54,728	1,087,139

Recticel S.A.	4,605	76,639

Telenet Group Holding N.V.	15,590	595,522

Warehouses De Pauw CVA	19,150	776,786

Xior Student Housing N.V.	1,042	58,872

Total Belgium		6,380,371

Denmark – 0.2%
Cementir Holding N.V.	10,403	101,396

Finland – 12.1%

Anora Group Oyj(a)	3,328	38,647

Cargotec Oyj, Class B	6,485	330,845

Huhtamaki Oyj	9,418	425,685

Kamux Corp.	2,155	31,993

Kemira Oyj	16,959	261,800

Kojamo Oyj	19,849	412,002

Konecranes Oyj*	10,217	411,711

Lassila & Tikanoja Oyj	2,795	44,119

Metsa Board Oyj	43,305	406,275

Metso Outotec Oyj	9,956	91,316

Neles Oyj	50,217	689,658

Nokian Renkaat Oyj	11,277	405,285

Oriola Oyj, Class B	17,574	36,172

Orion Oyj, Class B	17,293	686,429

Raisio Oyj, Class V	16,362	64,379

Revenio Group Oyj	966	61,407

Rovio Entertainment Oyj(a)(b)	5,575	37,313

Sanoma Oyj	7,592	119,135

Talenom Oyj	2,100	34,024

Terveystalo Oyj(b)	6,987	87,454

TietoEVRY Oyj	9,280	279,631

Tokmanni Group Corp.	4,057	99,021

Uponor Oyj	10,128	252,129

Valmet Oyj	24,555	891,874

Verkkokauppa.com Oyj	7,682	70,334

YIT Oyj	36,126	191,338

Total Finland		6,459,976

France – 11.6%

ABC Arbitrage	3,863	31,339

Albioma S.A.	2,109	83,104

Chargeurs S.A.	1,938	58,577

Cie Plastic Omnium S.A.	10,659	273,995

Covivio	16,965	1,431,757

Derichebourg S.A.*	19,867	230,018

Gaztransport Et Technigaz S.A.	4,147	311,199

Imerys S.A.	14,114	613,076

IPSOS	2,649	120,807

Kaufman & Broad S.A.	3,557	148,612

Nexity S.A.	13,502	644,703

Quadient S.A.	3,101	74,753

Rubis SCA	17,256	597,765

Societe BIC S.A.	7,772	458,475

Trigano S.A.	1,455	274,188

Vicat S.A.	4,583	204,492

Wendel SE	4,609	640,458

Total France		6,197,318

Germany – 15.4%

1&1 AG	1,684	53,359

alstria office REIT AG	23,693	431,381

Aurubis AG	4,077	308,923

Bechtle AG	4,365	299,988

Bilfinger SE	1,309	45,785

CANCOM SE	1,557	92,426

CompuGroup Medical SE & Co. KgaA	1,113	91,713

CropEnergies AG	9,547	132,995

Dermapharm Holding SE	4,289	414,559

DIC Asset AG	15,208	268,962

Duerr AG	6,136	264,683

Eckert & Ziegler Strahlen- und Medizintechnik AG	607	78,509

Elmos Semiconductor SE	1,553	79,013

Encavis AG(a)	8,683	152,256

Freenet AG	879	23,054

Fuchs Petrolub SE	2,756	100,869

GEA Group AG	7,337	336,642

Gerresheimer AG	1,210	118,918

GFT Technologies SE	2,374	78,551

GRENKE AG	3,372	144,634

Hamborner REIT AG	13,465	145,909

Hamburger Hafen und Logistik AG	9,382	210,941

Hornbach Baumarkt AG	2,620	118,421

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2021

Investments	Shares	Value

Hornbach Holding AG & Co. KGaA	1,213	$157,731

Indus Holding AG	2,181	83,919

Jenoptik AG	994	33,753

Krones AG	1,333	130,620

LANXESS AG	5,250	356,429

METRO AG	80,439	1,047,846

MLP SE	4,940	40,993

Nemetschek SE	2,320	243,871

PATRIZIA AG*	3,802	100,685

Rheinmetall AG	4,525	444,607

Siltronic AG	1,992	314,435

Software AG	4,998	233,551

STRATEC SE	324	45,961

Suedzucker AG	9,277	149,124

TAG Immobilien AG	13,174	386,586

VERBIO Vereinigte BioEnergie AG	3,017	198,954

Wacker Chemie AG	876	163,860

Wuestenrot & Wuerttembergische AG	2,403	50,965

Total Germany		8,176,381

Ireland – 1.2%

Glanbia PLC	28,025	462,509

Hibernia REIT PLC	85,799	116,142

Irish Continental Group PLC*	7,219	36,101

Total Ireland		614,752

Italy – 20.0%

A2A SpA	614,369	1,264,197

ACEA SpA	18,083	386,452

Alerion Cleanpower SpA(a)	4,551	79,643

Anima Holding SpA(b)	66,739	319,831

Ascopiave SpA	20,145	81,131

Azimut Holding SpA	27,225	749,685

Buzzi Unicem SpA	4,877	111,603

Carel Industries SpA(b)	2,074	56,606

Danieli & C. Officine Meccaniche SpA	1,341	38,776

Danieli & C. Officine Meccaniche SpA, RSP	2,240	42,835

Datalogic SpA	5,037	102,100

Enav SpA*(b)	107,240	503,109

ERG SpA	16,013	476,947

Falck Renewables SpA	11,765	91,696

Fiera Milano SpA*(a)	16,105	67,007

Hera SpA	149,887	614,244

Immobiliare Grande Distribuzione SIIQ SpA*	26,080	118,484

Interpump Group SpA	2,353	152,712

Iren SpA	168,542	500,831

Italgas SpA	174,534	1,120,610

La Doria SpA	1,265	24,659

Mediobanca Banca di Credito Finanziario SpA*	138,786	1,679,233

Piaggio & C. SpA	53,553	185,327

Prysmian SpA	7,974	280,201

RAI Way SpA(b)	27,194	164,516

Reply SpA	874	161,460

SOL SpA	4,605	101,402

Telecom Italia SpA	1,412,180	555,478

Telecom Italia SpA, RSP	1,464,707	593,963

Zignago Vetro SpA	2,806	55,544

Total Italy		10,680,282

Netherlands – 12.5%

Aalberts N.V.	8,266	477,653

ASM International N.V.	5,387	2,111,472

ASR Nederland N.V.	28,868	1,322,204

BE Semiconductor Industries N.V.	6,396	508,952

Corbion N.V.	2,304	111,508

Euronext N.V.(b)	5,673	642,351

ForFarmers N.V.	13,108	65,703

IMCD N.V.	1,937	370,967

SBM Offshore N.V.	28,963	516,927

TKH Group N.V., CVA	6,627	371,422

Van Lanschot Kempen N.V.	5,651	174,537

Total Netherlands		6,673,696

Portugal – 1.6%

Altri, SGPS, S.A.	51,494	319,581

Corticeira Amorim, SGPS, S.A.	5,310	72,864

REN – Redes Energeticas Nacionais, SGPS, S.A.	55,426	163,802

Sonae, SGPS, S.A.	290,353	305,714

Total Portugal		861,961

Spain – 8.5%

Acciona S.A.	3,237	537,218

Almirall S.A.	10,440	166,004

Cia de Distribucion Integral Logista Holdings S.A.	16,004	337,756

Cie Automotive S.A.	16,421	414,498

Ebro Foods S.A.(a)	8,751	166,937

Enagas S.A.	43,304	963,845

Ercros S.A.*	8,171	33,476

Faes Farma S.A.	40,256	157,693

Global Dominion Access S.A.(b)	9,982	50,439

Grupo Catalana Occidente S.A.	7,594	277,234

Inmobiliaria Colonial Socimi S.A.	46,252	449,199

Miquel y Costas & Miquel S.A.	4,053	79,477

Pharma Mar S.A.(a)	327	28,226

Prosegur Cash S.A.(a)(b)	159,185	128,403

Prosegur Cia de Seguridad S.A.	57,766	172,056

Viscofan S.A.	5,749	376,782

Zardoya Otis S.A.	22,502	183,072

Total Spain		4,522,315
TOTAL COMMON STOCKS (Cost: $47,221,977)		53,061,829

RIGHTS – 0.0%

Austria – 0.0%
CA Immobilien Anlagen AG*† (Cost: $0)	8,284	0

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%

United States – 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $905,426)	905,426	$905,426

TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $48,127,403)		53,967,255

Other Assets less Liabilities – (1.3)%		(671,631)

NET ASSETS – 100.0%		$53,295,624
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $939,713 and the total market value of the collateral held by the Fund was $991,437. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $86,011.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2021	11,978,429	EUR	13,882,868	USD	$—	$(222)
Bank of America N.A.	10/5/2021	13,882,868	USD	11,753,270	EUR	261,175	—
Bank of America N.A.	11/3/2021	13,313,299	USD	11,480,812	EUR	96	—
Citibank N.A.	10/5/2021	11,978,482	EUR	13,882,869	USD	—	(162)
Citibank N.A.	10/5/2021	13,882,868	USD	11,753,210	EUR	261,245	—
Citibank N.A.	11/3/2021	13,313,298	USD	11,480,881	EUR	15	—
Goldman Sachs	10/5/2021	11,978,512	EUR	13,882,868	USD	—	(126)
Goldman Sachs	10/5/2021	13,882,868	USD	11,753,100	EUR	261,372	—
Goldman Sachs	11/3/2021	13,313,299	USD	11,480,594	EUR	348	—
JP Morgan Chase Bank N.A.	10/5/2021	11,978,502	EUR	13,882,868	USD	—	(138)
JP Morgan Chase Bank N.A.	10/5/2021	13,882,869	USD	11,753,181	EUR	261,279	—
JP Morgan Chase Bank N.A.	11/3/2021	13,313,299	USD	11,480,921	EUR	—	(31)
Standard Chartered Bank	10/4/2021	26,000	USD	22,440	EUR	—	(6)
						$1,045,530	$(685)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$53,061,829	$—	$—		$53,061,829
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	905,426	—		905,426
Total Investments in Securities	$53,061,829	$905,426	$0		$53,967,255
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,045,530	$—		$1,045,530
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(685)	$—		$(685)
Total – Net	$53,061,829	$1,950,271	$0		$55,012,100
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 98.4%

Germany – 98.4%

Air Freight & Logistics – 6.1%

Deutsche Post AG, Registered Shares	30,610	$1,932,703

Auto Components – 1.8%

Continental AG*	4,592	504,463

Vitesco Technologies Group AG, Class A*	900	53,207

Total Auto Components		557,670

Automobiles – 11.7%

Bayerische Motoren Werke AG	14,803	1,419,826

Daimler AG, Registered Shares	13,435	1,194,568

Volkswagen AG	3,512	1,090,822

Total Automobiles		3,705,216

Capital Markets – 1.6%

Deutsche Boerse AG	3,026	492,731

Chemicals – 11.2%

BASF SE	25,841	1,972,104

Covestro AG(a)	5,754	395,715

Evonik Industries AG	18,407	581,745

Fuchs Petrolub SE	1,116	40,845

LANXESS AG	3,716	252,284

Symrise AG	1,930	254,209

Wacker Chemie AG	174	32,548

Total Chemicals		3,529,450

Construction Materials – 0.9%

HeidelbergCement AG	3,681	276,358

Diversified Financial Services – 0.1%

GRENKE AG	647	27,752

Diversified Telecommunication Services – 6.0%

Deutsche Telekom AG, Registered Shares	93,979	1,894,719

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	222	7,539

Food & Staples Retailing – 1.2%

METRO AG	29,407	383,073

Food Products – 0.1%

Suedzucker AG	1,838	29,545

Health Care Equipment & Supplies – 3.1%

Carl Zeiss Meditec AG, Bearer Shares	281	54,077

Eckert & Ziegler Strahlen- und Medizintechnik AG	128	16,555

Siemens Healthineers AG(a)	13,946	908,021

STRATEC SE	66	9,363

Total Health Care Equipment & Supplies		988,016

Health Care Providers & Services – 2.9%

Fresenius Medical Care AG & Co. KGaA	5,790	408,390

Fresenius SE & Co. KGaA	10,847	522,142

Total Health Care Providers & Services		930,532

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KgaA	203	16,728

Household Products – 1.2%

Henkel AG & Co. KGaA	4,380	378,431

Independent Power & Renewable Electricity Producers – 1.8%

Encavis AG	1,719	30,142

Uniper SE	12,883	538,254

Total Independent Power & Renewable Electricity Producers		568,396

Industrial Conglomerates – 7.2%

Rheinmetall AG	2,709	266,175

Siemens AG, Registered Shares	12,262	2,016,831

Total Industrial Conglomerates		2,283,006

Insurance – 12.8%

Allianz SE, Registered Shares	8,310	1,876,479

Hannover Rueck SE	3,588	629,361

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	4,077	1,119,362

Talanx AG	9,750	416,735

Total Insurance		4,041,937

IT Services – 0.8%

Bechtle AG	3,276	225,145

CANCOM SE	303	17,987

Total IT Services		243,132

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	240	23,587

Machinery – 3.0%

Duerr AG	1,215	52,411

GEA Group AG	5,568	255,476

KION Group AG	35	3,280

Knorr-Bremse AG	3,394	364,397

Krones AG	264	25,869

Rational AG	275	259,622

Total Machinery		961,055

Marine – 1.1%

Hapag-Lloyd AG(a)	1,583	346,559

Metals & Mining – 0.7%

Aurubis AG	2,854	216,254

Multi-Utilities – 5.7%

E.ON SE	113,248	1,387,037

RWE AG	11,382	402,990

Total Multi-Utilities		1,790,027

Oil, Gas & Consumable Fuels – 0.1%

CropEnergies AG	1,896	26,412

Personal Products – 0.7%

Beiersdorf AG	2,200	238,294

Pharmaceuticals – 6.1%

Bayer AG, Registered Shares	29,457	1,604,712

Merck KGaA	1,528	332,305

Total Pharmaceuticals		1,937,017

Real Estate Management & Development – 0.1%

PATRIZIA AG*	765	20,259

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2021

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 2.6%

Infineon Technologies AG	12,192	$501,965

Siltronic AG	1,942	306,543

Total Semiconductors & Semiconductor Equipment		808,508

Software – 5.9%

Nemetschek SE	459	48,249

SAP SE	13,086	1,772,604

Software AG	990	46,262

Total Software		1,867,115

Specialty Retail – 0.2%

Hornbach Baumarkt AG	521	23,549

Hornbach Holding AG & Co. KGaA	244	31,728

Total Specialty Retail		55,277

Trading Companies & Distributors – 1.4%

Brenntag SE	4,772	445,648

Transportation Infrastructure – 0.1%

Hamburger Hafen und Logistik AG	1,865	41,932

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $27,538,331)		31,064,878

Other Assets less Liabilities – 1.6%		507,493

NET ASSETS – 100.0%		$31,572,371
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2021	7,056,756	EUR	8,178,703	USD	$—	$(131)
Bank of America N.A.	10/5/2021	8,178,703	USD	6,924,110	EUR	153,864	—
Bank of America N.A.	11/3/2021	7,951,315	USD	6,856,869	EUR	57	—
Citibank N.A.	10/5/2021	7,056,786	EUR	8,178,702	USD	—	(95)
Citibank N.A.	10/5/2021	8,178,703	USD	6,924,075	EUR	153,905	—
Citibank N.A.	11/3/2021	7,951,313	USD	6,856,909	EUR	9	—
Goldman Sachs	10/5/2021	7,056,805	EUR	8,178,703	USD	—	(74)
Goldman Sachs	10/5/2021	8,178,703	USD	6,924,010	EUR	153,980	—
Goldman Sachs	11/3/2021	7,951,315	USD	6,856,739	EUR	208	—
JP Morgan Chase Bank N.A.	10/5/2021	7,056,799	EUR	8,178,703	USD	—	(81)
JP Morgan Chase Bank N.A.	10/5/2021	8,178,702	USD	6,924,056	EUR	153,925	—
JP Morgan Chase Bank N.A.	11/3/2021	7,951,315	USD	6,856,935	EUR	—	(18)
Royal Bank of Canada	10/4/2021	13,000	USD	11,225	EUR	—	(10)
						$615,948	$(409)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$31,064,878	$—	$—	$31,064,878
Total Investments in Securities	$31,064,878	$—	$—	$31,064,878
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$615,948	$—	$615,948
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(409)	$—	$(409)
Total – Net	$31,064,878	$615,539	$—	$31,680,417
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 9.6%

ARB Corp., Ltd.	7,970	$281,754

Beach Energy Ltd.(a)	868,705	938,126

BHP Group Ltd.(a)	1,719,695	46,719,973

BlueScope Steel Ltd.	114,811	1,700,142

Brambles Ltd.	508,534	3,956,248

Breville Group Ltd.(a)	19,439	408,475

Charter Hall Group	148,305	1,837,248

Codan Ltd.	21,658	199,782

CSL Ltd.	40,207	8,521,374

Domino’s Pizza Enterprises Ltd.	23,657	2,742,043

Elders Ltd.	23,854	210,734

Evolution Mining Ltd.	607,180	1,530,702

Goodman Group	352,398	5,518,748

JB Hi-Fi Ltd.	47,305	1,555,454

Mineral Resources Ltd.	90,415	2,926,599

Netwealth Group Ltd.	16,752	176,188

NIB Holdings Ltd.	122,320	615,854

Northern Star Resources Ltd.	83,481	512,571

Ramelius Resources Ltd.	26,105	25,174

Rio Tinto Ltd.	277,473	20,079,347

St Barbara Ltd.	340,371	329,462

Technology One Ltd.	80,965	664,391

Total Australia		101,450,389

Belgium – 0.1%

Fagron	12,848	251,644

Melexis N.V.	8,949	954,173

Total Belgium		1,205,817

China – 1.9%

China Overseas Grand Oceans Group Ltd.	2,770,000	1,697,302

China Overseas Land & Investment Ltd.	6,986,527	15,921,202

China Tobacco International HK Co., Ltd.(a)	159,000	339,460

CSPC Pharmaceutical Group Ltd.	1,711,481	2,053,430

Total China		20,011,394

Denmark – 5.4%

Coloplast A/S, Class B	36,320	5,697,554

DSV A/S	9,494	2,279,501

H. Lundbeck A/S	34,504	938,143

Novo Nordisk A/S, Class B	333,407	32,290,505

Novozymes A/S, Class B	36,108	2,476,196

Orsted A/S(b)	55,769	7,377,804

Royal Unibrew A/S	15,833	1,909,999

Vestas Wind Systems A/S	99,052	3,975,295

Total Denmark		56,944,997

Finland – 2.3%

Kone Oyj, Class B	133,589	9,410,140

Neste Oyj	177,497	10,073,626

Orion Oyj, Class B	35,429	1,406,320

Tokmanni Group Corp.	10,264	250,519

Uponor Oyj	26,994	671,995

Valmet Oyj	74,664	2,711,908

Total Finland		24,524,508

France – 6.5%

BioMerieux	2,453	280,197

Gaztransport Et Technigaz S.A.	18,607	1,396,307

Hermes International	7,830	10,857,733

LVMH Moet Hennessy Louis Vuitton SE	70,133	50,402,125

Sartorius Stedim Biotech	2,855	1,600,467

Trigano S.A.	7,360	1,386,957

Verallia S.A.(b)	58,878	2,033,452

Total France		67,957,238

Germany – 6.3%

Bechtle AG	15,473	1,063,393

CANCOM SE	6,754	400,927

Carl Zeiss Meditec AG, Bearer Shares	3,814	733,980

CompuGroup Medical SE & Co. KgaA	1,196	98,552

Dermapharm Holding SE	12,990	1,255,567

Eckert & Ziegler Strahlen- und Medizintechnik AG	971	125,588

Fuchs Petrolub SE	38,654	1,414,723

Infineon Technologies AG	194,751	8,018,229

Knorr-Bremse AG	33,281	3,573,219

Nemetschek SE	6,887	723,939

SAP SE	252,734	34,234,861

Siemens Healthineers AG(b)	187,960	12,238,040

Softwareone Holding AG*	14,422	317,706

Symrise AG	12,873	1,695,563

Total Germany		65,894,287

Hong Kong – 2.1%

Hong Kong Exchanges & Clearing Ltd.	256,200	15,790,660

Techtronic Industries Co., Ltd.	296,500	5,907,414

Vitasoy International Holdings Ltd.(a)	126,000	320,477

Total Hong Kong		22,018,551

Israel – 0.2%

Matrix IT Ltd.	18,382	490,069

Maytronics Ltd.	12,753	301,457

Strauss Group Ltd.	28,560	835,779

Total Israel		1,627,305

Italy – 0.9%

Davide Campari-Milano N.V.	38,023	536,733

DiaSorin SpA	5,041	1,059,495

Ferrari N.V.	18,820	3,946,780

Interpump Group SpA	18,472	1,198,855

Recordati Industria Chimica e Farmaceutica SpA(a)	51,169	2,981,720

Zignago Vetro SpA	9,970	197,355

Total Italy		9,920,938

Japan – 19.6%

ABC-Mart, Inc.	26,500	1,503,428

Advantest Corp.	30,411	2,733,787

Ariake Japan Co., Ltd.	7,900	498,463

Asahi Holdings, Inc.	34,300	624,056

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

Investments	Shares	Value

Astellas Pharma, Inc.	363,300	$5,999,375

Bandai Namco Holdings, Inc.	44,000	3,312,570

Benefit One, Inc.	18,800	889,662

Bridgestone Corp.	261,600	12,440,507

Chugai Pharmaceutical Co., Ltd.	181,400	6,670,708

Create SD Holdings Co., Ltd.	1,200	40,385

CyberAgent, Inc.	17,500	339,727

Daifuku Co., Ltd.	16,200	1,527,439

Daikin Industries Ltd.	21,900	4,801,022

Daiwabo Holdings Co., Ltd.	22,300	360,158

Digital Arts, Inc.	2,800	227,363

Dip Corp.	9,200	351,261

Disco Corp.	6,991	1,964,310

DTS Corp.	7,100	163,795

Eisai Co., Ltd.	39,875	3,000,587

Elecom Co., Ltd.	14,800	237,835

en Japan, Inc.	19,550	712,263

Fancl Corp.	11,000	365,270

Fast Retailing Co., Ltd.	6,581	4,864,897

Funai Soken Holdings, Inc.	1,800	49,043

GungHo Online Entertainment, Inc.	13,889	255,436

Hikari Tsushin, Inc.	8,500	1,439,077

Horiba Ltd.	8,700	611,320

Hoya Corp.	27,700	4,338,405

IR Japan Holdings Ltd.	300	33,260

Japan Lifeline Co., Ltd.	600	7,378

Kakaku.com, Inc.	44,191	1,435,737

Kao Corp.	78,900	4,706,068

Keyence Corp.	8,900	5,344,387

Kobe Bussan Co., Ltd.	17,000	556,890

Koito Manufacturing Co., Ltd.	11,700	706,771

Kose Corp.	7,800	935,371

Kotobuki Spirits Co., Ltd.	200	13,749

Kusuri no Aoki Holdings Co., Ltd.(a)	500	34,461

Kyudenko Corp.	36,100	1,200,367

Mani, Inc.(a)	2,600	49,728

McDonald’s Holdings Co., Japan Ltd.(a)	4,100	193,287

Meitec Corp.	12,600	699,028

Milbon Co., Ltd.	3,200	196,460

MINEBEA MITSUMI, Inc.	48,900	1,255,206

Murata Manufacturing Co., Ltd.	100,220	8,946,370

Nexon Co., Ltd.	18,000	291,517

NGK Spark Plug Co., Ltd.	58,000	910,742

Nifco, Inc.	10,100	315,469

Nihon M&A Center, Inc.	20,800	614,259

Nihon Unisys Ltd.	27,000	705,400

Nippon Shinyaku Co., Ltd.	2,700	225,050

Nissan Chemical Corp.	30,268	1,774,167

Nitori Holdings Co., Ltd.	4,501	891,930

Nojima Corp.	1,800	46,510

Nomura Research Institute Ltd.	66,100	2,452,646

NSD Co., Ltd.	13,900	254,392

Obic Co., Ltd.	9,100	1,742,926

OKUMA Corp.	1,700	82,886

Olympus Corp.	47,100	1,036,981

Oracle Corp.	19,300	1,698,642

Otsuka Corp.	40,400	2,078,387

Outsourcing, Inc.	47,700	865,718

Pan Pacific International Holdings Corp.	31,300	650,266

Pigeon Corp.	21,400	498,678

Prestige International, Inc.	6,000	41,138

Recruit Holdings Co., Ltd.	106,300	6,508,999

Ryohin Keikaku Co., Ltd.(a)	18,400	412,279

Sakai Moving Service Co., Ltd.	2,600	113,251

Sanwa Holdings Corp.	52,400	683,795

SCSK Corp.	79,200	1,679,473

Seria Co., Ltd.	16,100	564,203

SG Holdings Co., Ltd.	43,600	1,242,644

Shimadzu Corp.	22,700	999,960

Shionogi & Co., Ltd.	43,600	2,990,942

SMS Co., Ltd.	3,600	131,804

SoftBank Corp.	3,205,200	43,506,838

Sony Group Corp.	72,500	8,093,099

Starts Corp., Inc.	24,300	580,412

Sumitomo Forestry Co., Ltd.	26,500	509,218

Sundrug Co., Ltd.	17,500	534,842

Sysmex Corp.	16,736	2,089,469

Systena Corp.	4,800	97,312

T-Gaia Corp.	41,400	737,278

TechnoPro Holdings, Inc.	22,800	691,714

Terumo Corp.	30,600	1,449,438

Toei Animation Co., Ltd.(a)	10,200	1,886,874

Tokuyama Corp.	30,000	577,549

Tokyo Electron Ltd.	35,958	16,007,473

Trend Micro, Inc.	52,100	2,904,432

Unicharm Corp.	29,800	1,321,803

USS Co., Ltd.	97,100	1,664,820

Wacom Co., Ltd.	5,100	32,636

Workman Co., Ltd.	2,600	164,750

Yamaha Corp.	22,100	1,396,415

Yaskawa Electric Corp.	22,900	1,108,313

ZOZO, Inc.	40,900	1,537,759

Total Japan		206,034,165

Netherlands – 4.6%

ASM International N.V.	15,869	6,219,964

ASML Holding N.V.	39,965	29,916,432

BE Semiconductor Industries N.V.	29,131	2,318,056

Euronext N.V.(b)	21,600	2,445,755

IMCD N.V.	4,488	859,526

Wolters Kluwer N.V.	57,718	6,125,995

Total Netherlands		47,885,728

Norway – 0.1%

Borregaard ASA	38,456	936,151

Fjordkraft Holding ASA(b)	4,377	24,339

Total Norway		960,490

Portugal – 0.2%

Jeronimo Martins, SGPS, S.A.	127,113	2,535,336

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

Investments	Shares	Value

Singapore – 0.4%

Sheng Siong Group Ltd.	652,900	$711,765

Singapore Exchange Ltd.	444,400	3,266,877

Total Singapore		3,978,642

Spain – 0.5%

Faes Farma S.A.	433,719	1,698,986

Grifols S.A.	64,731	1,581,422

Prosegur Cash S.A.(b)	931,324	751,233

Prosegur Cia de Seguridad S.A.	281,074	837,179

Total Spain		4,868,820

Sweden – 3.3%

AddTech AB, Class B	32,262	575,281

Atlas Copco AB, Class A	146,884	8,935,385

Atlas Copco AB, Class B	110,955	5,688,179

Axfood AB	90,610	2,171,893

Beijer Ref AB	48,054	957,944

BioGaia AB, Class B	790	39,868

Elekta AB, Class B(a)	41,176	462,848

Epiroc AB, Class B	76,613	1,364,813

EQT AB	71,935	3,009,437

Essity AB, Class B	172,726	5,370,201

Evolution AB(b)	20,100	3,066,275

Lagercrantz Group AB, Class B	16,155	193,707

Lifco AB, Class B	40,882	1,102,829

Lindab International AB	702	17,894

Mycronic AB	32,675	815,703

Sweco AB, Class B	75,028	1,185,210

Total Sweden		34,957,467

Switzerland – 11.1%

ALSO Holding AG, Registered Shares*	1,578	456,729

Bucher Industries AG, Registered Shares	2,499	1,194,784

Geberit AG, Registered Shares	8,885	6,562,432

Givaudan S.A., Registered Shares	1,951	8,913,718

Kardex Holding AG, Registered Shares	2,539	719,907

Kuehne + Nagel International AG, Registered Shares	34,246	11,725,543

Logitech International S.A., Registered Shares	30,185	2,694,113

Partners Group Holding AG	9,735	15,304,044

Roche Holding AG	108,537	39,785,847

Roche Holding AG, Bearer Shares	44,228	18,225,056

Schindler Holding AG, Participation Certificate	7,241	1,949,873

SFS Group AG	12,436	1,695,727

Sika AG, Registered Shares(a)	15,072	4,795,379

STMicroelectronics N.V.	50,549	2,212,416

Temenos AG, Registered Shares	7,556	1,029,499

Total Switzerland		117,265,067

United Kingdom – 24.0%

AJ Bell PLC	82,487	443,773

Ashmore Group PLC	478,551	2,197,737

Ashtead Group PLC	82,781	6,301,940

Avon Protection PLC	3,553	93,035

Berkeley Group Holdings PLC	77,971	4,585,868

Bodycote PLC	103,447	1,223,962

Bunzl PLC	87,448	2,894,704

CMC Markets PLC(b)	133,520	511,290

Cranswick PLC	10,791	519,728

Croda International PLC	25,051	2,885,952

FDM Group Holdings PLC(a)	21,542	367,143

Ferrexpo PLC	858,253	3,786,443

Fevertree Drinks PLC	8,000	251,225

Fresnillo PLC	105,530	1,111,865

Games Workshop Group PLC	7,158	991,208

Gamma Communications PLC	5,728	141,337

GlaxoSmithKline PLC	2,046,823	38,737,037

Halma PLC	35,367	1,355,268

Hargreaves Lansdown PLC	227,659	4,394,191

Hilton Food Group PLC	35,081	553,427

HomeServe PLC	89,503	1,091,563

IMI PLC	112,739	2,523,394

Intertek Group PLC	35,469	2,380,232

Linde PLC	112,251	33,316,893

Moneysupermarket.com Group PLC	324,203	931,107

RELX PLC	691,768	20,026,049

Rio Tinto PLC	865,361	57,331,200

Rotork PLC	182,635	858,941

RWS Holdings PLC	43,918	370,994

Smith & Nephew PLC	163,978	2,845,554

Spirax-Sarco Engineering PLC	7,823	1,579,057

Spirent Communications PLC	123,532	465,714

Unilever PLC	1,030,579	55,652,742

Total United Kingdom		252,720,573
TOTAL COMMON STOCKS (Cost: $836,708,884)		1,042,761,712

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $882,631)	30,722	1,169,894

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $5,433,597)	5,433,597	5,433,597

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $843,025,112)		1,049,365,203

Other Assets less Liabilities – 0.3%		3,606,448

NET ASSETS – 100.0%		$1,052,971,651
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $52,958,251 and the total market value of the collateral held by the Fund was $55,680,132. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,246,535.

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,615,390	$—	$481,935	$110,708	$(74,269)	$1,169,894	$19,816

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/5/2021	29,340,552	CHF	31,454,044	USD	$—	$(687)

Bank of America N.A.	10/5/2021	97,462,870	DKK	15,191,061	USD	—	(454)

Bank of America N.A.	10/5/2021	59,528,406	EUR	68,992,768	USD	—	(1,102)

Bank of America N.A.	10/5/2021	43,335,501	GBP	58,432,723	USD	—	(1,241)

Bank of America N.A.	10/5/2021	1,298,839	ILS	402,595	USD	4	—

Bank of America N.A.	10/5/2021	5,539,088,319	JPY	49,644,262	USD	573	—

Bank of America N.A.	10/5/2021	1,943,515	NOK	222,647	USD	—	(5)

Bank of America N.A.	10/5/2021	84,625,516	SEK	9,673,357	USD	—	(199)

Bank of America N.A.	10/5/2021	1,356,784	SGD	999,436	USD	—	(39)

Bank of America N.A.	10/5/2021	30,638,102	USD	28,043,453	CHF	575,248	—

Bank of America N.A.	10/5/2021	14,796,994	USD	93,170,812	DKK	275,349	—

Bank of America N.A.	10/5/2021	67,203,044	USD	56,894,259	EUR	1,264,276	—

Bank of America N.A.	10/5/2021	56,916,934	USD	41,352,481	GBP	1,159,261	—

Bank of America N.A.	10/5/2021	1,568,607	USD	5,024,716	ILS	11,104	—

Bank of America N.A.	10/5/2021	48,356,452	USD	5,311,042,315	JPY	755,511	—

Bank of America N.A.	10/5/2021	867,483	USD	7,551,682	NOK	2,388	—

Bank of America N.A.	10/5/2021	9,422,423	USD	81,379,385	SEK	120,316	—

Bank of America N.A.	10/5/2021	3,894,040	USD	5,238,146	SGD	35,661	—

Bank of America N.A.	10/6/2021	40,133,194	AUD	28,991,015	USD	—	(678)

Bank of America N.A.	10/6/2021	82,620,816	HKD	10,613,555	USD	—	(219)

Bank of America N.A.	10/6/2021	28,238,967	USD	38,630,598	AUD	334,035	—

Bank of America N.A.	10/6/2021	10,338,231	USD	80,399,037	HKD	10,301	—

Bank of America N.A.	11/3/2021	24,740,114	USD	34,245,216	AUD	3	—

Bank of America N.A.	11/3/2021	29,070,358	USD	27,098,428	CHF	233	—

Bank of America N.A.	11/3/2021	14,388,144	USD	92,273,815	DKK	—	(1,061)

Bank of America N.A.	11/3/2021	66,195,420	USD	57,084,062	EUR	475	—

Bank of America N.A.	11/3/2021	55,210,097	USD	40,944,288	GBP	605	—

Bank of America N.A.	11/3/2021	10,523,365	USD	81,912,947	HKD	61	—

Bank of America N.A.	11/3/2021	415,094	USD	1,338,960	ILS	—	(16)

Bank of America N.A.	11/3/2021	205,727	USD	1,796,256	NOK	—	(2)

Bank of America N.A.	11/3/2021	8,722,467	USD	76,292,968	SEK	—	(3)

Bank of America N.A.	11/3/2021	985,185	USD	1,337,586	SGD	—	(14)

Bank of America N.A.	11/4/2021	52,057,181	USD	5,807,176,357	JPY	—	(1,073)

Citibank N.A.	10/5/2021	372,028	CHF	402,331	USD	—	(3,514)

Citibank N.A.	10/5/2021	29,340,676	CHF	31,454,042	USD	—	(552)

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	10/5/2021	1,233,370	DKK	194,310	USD	$—	$(2,076)

Citibank N.A.	10/5/2021	97,462,748	DKK	15,191,061	USD	—	(473)

Citibank N.A.	10/5/2021	753,293	EUR	882,492	USD	—	(9,447)

Citibank N.A.	10/5/2021	59,528,664	EUR	68,992,769	USD	—	(804)

Citibank N.A.	10/5/2021	546,517	GBP	747,418	USD	—	(10,521)

Citibank N.A.	10/5/2021	43,336,883	GBP	58,432,723	USD	622	—

Citibank N.A.	10/5/2021	16,469	ILS	5,150	USD	—	(45)

Citibank N.A.	10/5/2021	1,298,829	ILS	402,595	USD	1	—

Citibank N.A.	10/5/2021	70,292,656	JPY	635,004	USD	—	(4,997)

Citibank N.A.	10/5/2021	5,539,063,273	JPY	49,644,260	USD	350	—

Citibank N.A.	10/5/2021	24,501	NOK	2,848	USD	—	(41)

Citibank N.A.	10/5/2021	1,943,513	NOK	222,645	USD	—	(3)

Citibank N.A.	10/5/2021	1,071,543	SEK	123,733	USD	—	(1,250)

Citibank N.A.	10/5/2021	84,626,329	SEK	9,673,357	USD	—	(106)

Citibank N.A.	10/5/2021	17,310	SGD	12,784	USD	—	(34)

Citibank N.A.	10/5/2021	1,356,822	SGD	999,437	USD	—	(12)

Citibank N.A.	10/5/2021	30,638,102	USD	28,043,331	CHF	575,379	—

Citibank N.A.	10/5/2021	523,728	USD	478,525	CHF	10,745	—

Citibank N.A.	10/5/2021	785,592	USD	721,220	CHF	12,437	—

Citibank N.A.	10/5/2021	523,728	USD	480,813	CHF	8,292	—

Citibank N.A.	10/5/2021	785,592	USD	721,754	CHF	11,865	—

Citibank N.A.	10/5/2021	14,796,994	USD	93,170,501	DKK	275,398	—

Citibank N.A.	10/5/2021	252,940	USD	1,584,169	DKK	6,031	—

Citibank N.A.	10/5/2021	252,940	USD	1,591,034	DKK	4,961	—

Citibank N.A.	10/5/2021	379,410	USD	2,386,551	DKK	7,441	—

Citibank N.A.	10/5/2021	379,410	USD	2,386,463	DKK	7,455	—

Citibank N.A.	10/5/2021	67,203,044	USD	56,893,970	EUR	1,264,611	—

Citibank N.A.	10/5/2021	1,148,770	USD	967,477	EUR	27,493	—

Citibank N.A.	10/5/2021	1,723,155	USD	1,457,524	EUR	33,928	—

Citibank N.A.	10/5/2021	1,148,770	USD	971,683	EUR	22,618	—

Citibank N.A.	10/5/2021	1,723,155	USD	1,457,438	EUR	34,028	—

Citibank N.A.	10/5/2021	56,916,934	USD	41,352,060	GBP	1,159,828	—

Citibank N.A.	10/5/2021	486,470	USD	352,841	GBP	10,717	—

Citibank N.A.	10/5/2021	972,939	USD	703,254	GBP	24,705	—

Citibank N.A.	10/5/2021	972,939	USD	702,683	GBP	25,476	—

Citibank N.A.	10/5/2021	1,459,409	USD	1,054,025	GBP	38,213	—

Citibank N.A.	10/5/2021	1,459,409	USD	1,055,290	GBP	36,507	—

Citibank N.A.	10/5/2021	6,703	USD	21,505	ILS	37	—

Citibank N.A.	10/5/2021	10,055	USD	32,223	ILS	67	—

Citibank N.A.	10/5/2021	6,703	USD	21,481	ILS	45	—

Citibank N.A.	10/5/2021	10,055	USD	32,239	ILS	62	—

Citibank N.A.	10/5/2021	48,356,452	USD	5,311,018,137	JPY	755,727	—

Citibank N.A.	10/5/2021	826,606	USD	90,882,767	JPY	12,057	—

Citibank N.A.	10/5/2021	1,239,909	USD	136,152,051	JPY	19,628	—

Citibank N.A.	10/5/2021	826,606	USD	90,768,034	JPY	13,085	—

Citibank N.A.	10/5/2021	1,239,909	USD	135,497,379	JPY	25,495	—

Citibank N.A.	10/5/2021	3,707	USD	32,039	NOK	37	—

Citibank N.A.	10/5/2021	5,561	USD	48,165	NOK	43	—

Citibank N.A.	10/5/2021	3,707	USD	32,107	NOK	29	—

Citibank N.A.	10/5/2021	5,561	USD	47,737	NOK	92	—

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Citibank N.A.	10/5/2021	9,422,423	USD	81,379,215	SEK	$120,335		$—

Citibank N.A.	10/5/2021	161,067	USD	1,380,812	SEK	3,233		—

Citibank N.A.	10/5/2021	241,601	USD	2,080,488	SEK	3,790		—

Citibank N.A.	10/5/2021	161,067	USD	1,386,989	SEK	2,527		—

Citibank N.A.	10/5/2021	241,601	USD	2,071,311	SEK	4,839		—

Citibank N.A.	10/5/2021	16,641	USD	22,343	SGD	183		—

Citibank N.A.	10/5/2021	24,962	USD	33,519	SGD	272		—

Citibank N.A.	10/5/2021	16,641	USD	22,346	SGD	181		—

Citibank N.A.	10/5/2021	24,962	USD	33,476	SGD	304		—

Citibank N.A.	10/6/2021	511,699	AUD	370,827	USD	—		(1,199)

Citibank N.A.	10/6/2021	40,133,360	AUD	28,991,015	USD	—		(558)

Citibank N.A.	10/6/2021	1,056,846	HKD	135,759	USD	2		—

Citibank N.A.	10/6/2021	82,621,665	HKD	10,613,555	USD	—		(110)

Citibank N.A.	10/6/2021	28,238,967	USD	38,631,285	AUD	333,539		—

Citibank N.A.	10/6/2021	482,717	USD	651,552	AUD	12,067		—

Citibank N.A.	10/6/2021	482,717	USD	654,059	AUD	10,256		—

Citibank N.A.	10/6/2021	724,076	USD	981,089	AUD	15,383		—

Citibank N.A.	10/6/2021	724,076	USD	988,206	AUD	10,243		—

Citibank N.A.	10/6/2021	10,338,231	USD	80,397,342	HKD	10,519		—

Citibank N.A.	10/6/2021	176,722	USD	1,373,230	HKD	319		—

Citibank N.A.	10/6/2021	265,083	USD	2,061,759	HKD	233		—

Citibank N.A.	10/6/2021	176,722	USD	1,374,506	HKD	155		—

Citibank N.A.	10/6/2021	265,083	USD	2,062,611	HKD	123		—

Citibank N.A.	11/3/2021	24,740,112	USD	34,245,356	AUD	—		(100)

Citibank N.A.	11/3/2021	29,070,359	USD	27,098,546	CHF	108		—

Citibank N.A.	11/3/2021	14,388,144	USD	92,267,657	DKK	—		(101)

Citibank N.A.	11/3/2021	66,195,418	USD	57,084,405	EUR	76		—

Citibank N.A.	11/3/2021	55,210,096	USD	40,944,834	GBP	—		(132)

Citibank N.A.	11/3/2021	10,523,363	USD	81,913,931	HKD	—		(67)

Citibank N.A.	11/3/2021	415,095	USD	1,338,964	ILS	—		(17)

Citibank N.A.	11/3/2021	205,725	USD	1,796,219	NOK	0	^	—

Citibank N.A.	11/3/2021	8,722,465	USD	76,293,334	SEK	—		(47)

Citibank N.A.	11/3/2021	985,183	USD	1,337,552	SGD	8		—

Citibank N.A.	11/4/2021	52,057,179	USD	5,807,165,723	JPY	—		(980)

Goldman Sachs	10/5/2021	29,340,836	CHF	31,454,044	USD	—		(384)

Goldman Sachs	10/5/2021	97,464,571	DKK	15,191,061	USD	—		(189)

Goldman Sachs	10/5/2021	59,528,817	EUR	68,992,768	USD	—		(626)

Goldman Sachs	10/5/2021	43,336,047	GBP	58,432,723	USD	—		(504)

Goldman Sachs	10/5/2021	1,298,839	ILS	402,595	USD	4		—

Goldman Sachs	10/5/2021	5,539,078,390	JPY	49,644,262	USD	484		—

Goldman Sachs	10/5/2021	1,943,529	NOK	222,647	USD	—		(3)

Goldman Sachs	10/5/2021	84,626,280	SEK	9,673,357	USD	—		(112)

Goldman Sachs	10/5/2021	1,356,821	SGD	999,436	USD	—		(12)

Goldman Sachs	10/5/2021	30,638,102	USD	28,043,331	CHF	575,379		—

Goldman Sachs	10/5/2021	261,864	USD	239,249	CHF	5,386		—

Goldman Sachs	10/5/2021	14,796,994	USD	93,169,450	DKK	275,562		—

Goldman Sachs	10/5/2021	126,470	USD	792,976	DKK	2,876		—

Goldman Sachs	10/5/2021	67,203,044	USD	56,893,441	EUR	1,265,225		—

Goldman Sachs	10/5/2021	574,385	USD	484,254	EUR	13,149		—

Goldman Sachs	10/5/2021	56,916,934	USD	41,352,691	GBP	1,158,977		—

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Goldman Sachs	10/5/2021	3,352	USD	10,745	ILS	$21	$—

Goldman Sachs	10/5/2021	48,356,452	USD	5,310,984,287	JPY	756,031	—

Goldman Sachs	10/5/2021	413,303	USD	45,453,576	JPY	5,919	—

Goldman Sachs	10/5/2021	1,854	USD	16,102	NOK	9	—

Goldman Sachs	10/5/2021	9,422,423	USD	81,379,828	SEK	120,265	—

Goldman Sachs	10/5/2021	80,534	USD	692,375	SEK	1,392	—

Goldman Sachs	10/5/2021	8,321	USD	11,184	SGD	83	—

Goldman Sachs	10/6/2021	40,133,638	AUD	28,991,015	USD	—	(357)

Goldman Sachs	10/6/2021	82,621,569	HKD	10,613,555	USD	—	(122)

Goldman Sachs	10/6/2021	28,238,967	USD	38,630,492	AUD	334,111	—

Goldman Sachs	10/6/2021	241,359	USD	327,363	AUD	4,887	—

Goldman Sachs	10/6/2021	10,338,231	USD	80,398,014	HKD	10,432	—

Goldman Sachs	10/6/2021	88,361	USD	687,032	HKD	106	—

Goldman Sachs	11/3/2021	24,740,114	USD	34,244,884	AUD	243	—

Goldman Sachs	11/3/2021	29,070,358	USD	27,098,545	CHF	108	—

Goldman Sachs	11/3/2021	14,388,144	USD	92,277,441	DKK	—	(1,626)

Goldman Sachs	11/3/2021	66,195,420	USD	57,082,979	EUR	1,731	—

Goldman Sachs	11/3/2021	55,210,097	USD	40,944,167	GBP	769	—

Goldman Sachs	11/3/2021	10,523,365	USD	81,913,168	HKD	33	—

Goldman Sachs	11/3/2021	415,094	USD	1,338,940	ILS	—	(10)

Goldman Sachs	11/3/2021	205,727	USD	1,796,257	NOK	—	(2)

Goldman Sachs	11/3/2021	8,722,467	USD	76,293,352	SEK	—	(47)

Goldman Sachs	11/3/2021	985,185	USD	1,337,583	SGD	—	(12)

Goldman Sachs	11/4/2021	52,057,181	USD	5,807,155,534	JPY	—	(887)

JP Morgan Chase Bank N.A.	10/5/2021	29,341,024	CHF	31,454,044	USD	—	(181)

JP Morgan Chase Bank N.A.	10/5/2021	97,464,662	DKK	15,191,061	USD	—	(175)

JP Morgan Chase Bank N.A.	10/5/2021	59,528,766	EUR	68,992,768	USD	—	(685)

JP Morgan Chase Bank N.A.	10/5/2021	43,336,112	GBP	58,432,723	USD	—	(418)

JP Morgan Chase Bank N.A.	10/5/2021	1,298,832	ILS	402,595	USD	2	—

JP Morgan Chase Bank N.A.	10/5/2021	5,539,073,425	JPY	49,644,262	USD	439	—

JP Morgan Chase Bank N.A.	10/5/2021	1,943,541	NOK	222,647	USD	—	(2)

JP Morgan Chase Bank N.A.	10/5/2021	84,626,793	SEK	9,673,357	USD	—	(53)

JP Morgan Chase Bank N.A.	10/5/2021	1,356,823	SGD	999,436	USD	—	(10)

JP Morgan Chase Bank N.A.	10/5/2021	30,638,103	USD	28,043,025	CHF	575,708	—

JP Morgan Chase Bank N.A.	10/5/2021	14,796,992	USD	93,169,808	DKK	275,504	—

JP Morgan Chase Bank N.A.	10/5/2021	67,203,043	USD	56,893,825	EUR	1,264,779	—

JP Morgan Chase Bank N.A.	10/5/2021	56,916,933	USD	41,352,149	GBP	1,159,706	—

JP Morgan Chase Bank N.A.	10/5/2021	48,356,452	USD	5,311,013,301	JPY	755,771	—

JP Morgan Chase Bank N.A.	10/5/2021	9,422,421	USD	81,377,992	SEK	120,473	—

JP Morgan Chase Bank N.A.	10/6/2021	40,133,916	AUD	28,991,015	USD	—	(157)

JP Morgan Chase Bank N.A.	10/6/2021	82,622,047	HKD	10,613,555	USD	—	(61)

JP Morgan Chase Bank N.A.	10/6/2021	28,238,965	USD	38,630,701	AUD	333,959	—

JP Morgan Chase Bank N.A.	10/6/2021	10,338,232	USD	80,398,042	HKD	10,430	—

JP Morgan Chase Bank N.A.	11/3/2021	24,740,114	USD	34,245,501	AUD	—	(202)

JP Morgan Chase Bank N.A.	11/3/2021	29,070,358	USD	27,098,835	CHF	—	(203)

JP Morgan Chase Bank N.A.	11/3/2021	14,388,144	USD	92,270,319	DKK	—	(516)

JP Morgan Chase Bank N.A.	11/3/2021	66,195,420	USD	57,084,603	EUR	—	(153)

JP Morgan Chase Bank N.A.	11/3/2021	55,210,097	USD	40,944,227	GBP	687	—

JP Morgan Chase Bank N.A.	11/3/2021	10,523,365	USD	81,913,400	HKD	3	—

JP Morgan Chase Bank N.A.	11/3/2021	415,094	USD	1,338,933	ILS	—	(8)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank N.A.	11/3/2021	205,727	USD	1,796,289	NOK	$—	$(6)

JP Morgan Chase Bank N.A.	11/3/2021	8,722,467	USD	76,293,997	SEK	—	(120)

JP Morgan Chase Bank N.A.	11/3/2021	985,185	USD	1,337,551	SGD	11	—

JP Morgan Chase Bank N.A.	11/4/2021	52,057,181	USD	5,807,176,357	JPY	—	(1,073)

UBS AG	10/5/2021	785,592	USD	719,056	CHF	14,757	—

UBS AG	10/5/2021	379,410	USD	2,389,025	DKK	7,055	—

UBS AG	10/5/2021	1,723,155	USD	1,458,825	EUR	32,420	—

UBS AG	10/5/2021	1,459,409	USD	1,060,353	GBP	29,680	—

UBS AG	10/5/2021	10,055	USD	32,210	ILS	71	—

UBS AG	10/5/2021	1,239,909	USD	136,179,701	JPY	19,380	—

UBS AG	10/5/2021	5,561	USD	48,411	NOK	15	—

UBS AG	10/5/2021	241,601	USD	2,086,682	SEK	3,082	—

UBS AG	10/5/2021	24,962	USD	33,580	SGD	227	—

UBS AG	10/6/2021	724,076	USD	990,554	AUD	8,546	—
UBS AG	10/6/2021	265,083	USD	2,061,455	HKD	272	—
						$18,645,763	$(52,895)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,042,761,712	$—	$—	$1,042,761,712
Exchange-Traded Fund	1,169,894	—	—	1,169,894
Investment of Cash Collateral for Securities Loaned	—	5,433,597	—	5,433,597
Total Investments in Securities	$1,043,931,606	$5,433,597	$—	$1,049,365,203
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$18,645,763	$—	$18,645,763
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(52,895)	$—	$(52,895)
Total – Net	$1,043,931,606	$24,026,465	$—	$1,067,958,071

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Japan – 99.0%

Air Freight & Logistics – 0.0%

Kintetsu World Express, Inc.	23,200	$591,982

Mitsui-Soko Holdings Co., Ltd.	14,700	333,327

Total Air Freight & Logistics		925,309

Auto Components – 4.8%

Aisin Corp.	149,508	5,453,709

Bridgestone Corp.	506,785	24,100,392

Daikyonishikawa Corp.	84,100	492,201

Denso Corp.	420,879	27,706,532

Eagle Industry Co., Ltd.	63,700	709,078

Exedy Corp.	43,600	669,387

FCC Co., Ltd.	26,500	374,788

G-Tekt Corp.	25,600	335,215

JTEKT Corp.	310,878	2,724,971

Koito Manufacturing Co., Ltd.	28,001	1,691,479

Musashi Seimitsu Industry Co., Ltd.	27,000	474,058

NGK Spark Plug Co., Ltd.	120,664	1,894,720

NHK Spring Co., Ltd.	89,200	640,369

Nifco, Inc.	45,390	1,417,738

NOK Corp.	63,300	747,175

Pacific Industrial Co., Ltd.	44,600	472,482

Shoei Co., Ltd.	14,000	632,400

Stanley Electric Co., Ltd.	38,907	984,749

Sumitomo Electric Industries Ltd.	402,383	5,395,160

Sumitomo Riko Co., Ltd.	57,400	394,585

Sumitomo Rubber Industries Ltd.	151,291	1,930,884

Tokai Rika Co., Ltd.	63,014	907,582

Topre Corp.	42,700	508,611

Toyo Tire Corp.	81,800	1,469,944

Toyoda Gosei Co., Ltd.	46,400	934,446

Toyota Boshoku Corp.	90,736	1,619,138

TPR Co., Ltd.	37,394	504,061

TS Tech Co., Ltd.	75,864	982,509

Yokohama Rubber Co., Ltd. (The)	135,800	2,452,494

Total Auto Components		88,620,857

Automobiles – 8.8%

Honda Motor Co., Ltd.	1,059,847	32,818,924

Isuzu Motors Ltd.	510,700	6,742,201

Subaru Corp.	393,767	7,335,377

Suzuki Motor Corp.	178,636	7,997,193

Toyota Motor Corp.	5,679,350	101,803,271

Yamaha Motor Co., Ltd.	199,400	5,575,873

Total Automobiles		162,272,839

Banks – 10.9%

Mitsubishi UFJ Financial Group, Inc.	15,040,122	88,683,811

Mizuho Financial Group, Inc.	2,761,864	39,221,811

Sumitomo Mitsui Financial Group, Inc.	1,720,800	60,827,562

Sumitomo Mitsui Trust Holdings, Inc.	376,900	13,028,934

Total Banks		201,762,118

Beverages – 1.6%

Asahi Group Holdings Ltd.	264,200	12,836,462

Kirin Holdings Co., Ltd.	558,345	10,383,741

Suntory Beverage & Food Ltd.	121,100	5,036,110

Takara Holdings, Inc.	58,000	841,604

Total Beverages		29,097,917

Building Products – 1.9%

AGC, Inc.	157,247	8,145,979

Aica Kogyo Co., Ltd.	53,900	1,852,624

Central Glass Co., Ltd.	23,200	434,994

Daikin Industries Ltd.	64,449	14,128,815

Lixil Corp.	180,700	5,271,598

Nitto Boseki Co., Ltd.	7,100	238,629

Noritz Corp.	15,400	252,583

Okabe Co., Ltd.	16,000	100,811

Sanwa Holdings Corp.	181,031	2,362,367

TOTO Ltd.	60,600	2,894,896

Total Building Products		35,683,296

Capital Markets – 1.0%

Monex Group, Inc.	119,200	624,979

Nomura Holdings, Inc.	2,720,045	13,496,006

SBI Holdings, Inc.(a)	180,500	4,466,596

Sparx Group Co., Ltd.(a)	176,800	488,052

Total Capital Markets		19,075,633

Chemicals – 6.9%

ADEKA Corp.	96,700	2,191,838

Arakawa Chemical Industries Ltd.	25,600	283,131

Asahi Kasei Corp.	896,222	9,610,841

Chugoku Marine Paints Ltd.	70,000	526,372

Daicel Corp.	275,242	2,153,585

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,100	421,772

Denka Co., Ltd.	60,015	2,113,905

DIC Corp.	59,453	1,686,478

Fujimi, Inc.	22,000	1,275,734

Fujimori Kogyo Co., Ltd.	12,900	562,478

Fuso Chemical Co., Ltd.	11,000	499,843

JCU Corp.	12,500	499,104

JSP Corp.	25,400	369,248

JSR Corp.	101,900	3,703,379

Kaneka Corp.	42,400	1,784,163

Kansai Paint Co., Ltd.	76,100	1,896,106

KH Neochem Co., Ltd.	15,900	438,915

Kumiai Chemical Industry Co., Ltd.	25,600	201,680

Kuraray Co., Ltd.	278,837	2,694,029

Kureha Corp.	16,700	1,139,028

Lintec Corp.	67,947	1,557,163

Mitsubishi Chemical Holdings Corp.	1,097,663	10,069,084

Mitsubishi Gas Chemical Co., Inc.(a)	144,082	2,860,333

Mitsui Chemicals, Inc.	133,515	4,505,346

Moriroku Holdings Co., Ltd.	26,000	486,095

Nihon Parkerizing Co., Ltd.	49,400	512,706

Nippon Kayaku Co., Ltd.	104,400	1,158,388

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

Investments	Shares	Value

Nippon Paint Holdings Co., Ltd.	139,500	$1,521,591

Nippon Sanso Holdings Corp.	137,553	3,470,416

Nippon Shokubai Co., Ltd.	21,200	1,098,239

Nippon Soda Co., Ltd.	24,400	792,740

Nissan Chemical Corp.	66,753	3,912,746

Nitto Denko Corp.	114,674	8,201,645

NOF Corp.	46,000	2,605,602

Okamoto Industries, Inc.	14,100	521,918

Osaka Soda Co., Ltd.	25,600	622,017

Riken Technos Corp.	45,500	231,221

Sakata INX Corp.	37,000	389,980

Sanyo Chemical Industries Ltd.	21,700	1,139,700

Shikoku Chemicals Corp.	25,600	321,219

Shin-Etsu Chemical Co., Ltd.	116,479	19,730,702

Shin-Etsu Polymer Co., Ltd.	46,900	442,203

Sumitomo Bakelite Co., Ltd.	16,600	772,162

Sumitomo Chemical Co., Ltd.	1,048,085	5,495,225

Sumitomo Seika Chemicals Co., Ltd.	12,800	416,437

T Hasegawa Co., Ltd.	23,400	559,964

Taiyo Holdings Co., Ltd.	40,052	1,022,704

Takasago International Corp.	18,800	504,647

Tayca Corp.	21,000	253,525

Teijin Ltd.	128,900	1,841,511

Tokai Carbon Co., Ltd.(a)	121,300	1,566,599

Tokuyama Corp.	36,300	698,834

Tokyo Ohka Kogyo Co., Ltd.	18,600	1,148,591

Toray Industries, Inc.	778,118	4,994,740

Tosoh Corp.	199,807	3,642,460

Toyo Ink SC Holdings Co., Ltd.	54,700	1,032,473

Toyobo Co., Ltd.	40,451	508,289

Ube Industries Ltd.	99,500	1,960,125

Valqua Ltd.	15,700	302,954

Zeon Corp.	64,100	907,712

Total Chemicals		127,831,635

Commercial Services & Supplies – 0.1%

Mitsubishi Pencil Co., Ltd.	25,600	330,856

Pilot Corp.	22,000	839,973

Sato Holdings Corp.	26,000	635,698

Total Commercial Services & Supplies		1,806,527

Construction & Engineering – 0.7%

JGC Holdings Corp.	64,300	604,532

Kajima Corp.	426,300	5,509,519

Obayashi Corp.	483,600	4,026,569

Penta-Ocean Construction Co., Ltd.	283,100	1,935,965

Taikisha Ltd.	36,600	1,103,823

Total Construction & Engineering		13,180,408

Construction Materials – 0.1%

Krosaki Harima Corp.	11,800	515,573

Taiheiyo Cement Corp.	55,600	1,159,091

Total Construction Materials		1,674,664

Consumer Finance – 0.2%

Acom Co., Ltd.(a)	355,400	1,305,973

AEON Financial Service Co., Ltd.	197,100	2,527,897

Total Consumer Finance		3,833,870

Containers & Packaging – 0.0%

Fuji Seal International, Inc.	14,882	323,583

Toyo Seikan Group Holdings Ltd.(a)	49,300	582,807

Total Containers & Packaging		906,390

Diversified Financial Services – 0.4%

Mitsubishi HC Capital, Inc.	1,388,990	7,319,974

Electrical Equipment – 1.7%

Daihen Corp.	15,800	698,839

Denyo Co., Ltd.	23,000	443,200

Fuji Electric Co., Ltd.	66,873	3,062,702

Furukawa Electric Co., Ltd.	40,281	887,752

GS Yuasa Corp.	48,984	1,115,997

Idec Corp.	14,300	283,757

Mabuchi Motor Co., Ltd.	39,800	1,384,038

Mitsubishi Electric Corp.(a)	1,022,014	14,261,939

Nidec Corp.	59,516	6,625,039

Nippon Carbon Co., Ltd.	11,400	428,107

Nissin Electric Co., Ltd.	53,700	659,368

Sanyo Denki Co., Ltd.	5,700	363,737

Sinfonia Technology Co., Ltd.	26,000	283,594

Toyo Tanso Co., Ltd.	8,000	212,019

Total Electrical Equipment		30,710,088

Electronic Equipment, Instruments & Components – 3.9%

Ai Holdings Corp.	26,000	552,973

Alps Alpine Co., Ltd.	55,400	604,770

Amano Corp.	40,233	1,037,061

Anritsu Corp.(a)	53,300	955,411

Canon Electronics, Inc.	25,600	384,086

Dexerials Corp.	51,200	1,011,381

ESPEC Corp.	25,600	542,172

Hakuto Co., Ltd.	25,619	419,731

Hamamatsu Photonics K.K.	22,600	1,405,727

Hirose Electric Co., Ltd.	11,260	1,880,115

Horiba Ltd.	18,900	1,328,039

Ibiden Co., Ltd.	23,201	1,289,233

Iriso Electronics Co., Ltd.	5,000	204,795

Japan Aviation Electronics Industry Ltd.	34,300	502,934

Kaga Electronics Co., Ltd.	25,600	694,062

Keyence Corp.	18,140	10,892,942

Kyosan Electric Manufacturing Co., Ltd.	72,600	344,862

Macnica Fuji Electronics Holdings, Inc.	50,900	1,191,582

Murata Manufacturing Co., Ltd.	258,968	23,117,377

Nichicon Corp.(a)	57,900	551,107

Nippon Electric Glass Co., Ltd.	95,660	2,276,292

Nissha Co., Ltd.(a)	25,600	410,931

Oki Electric Industry Co., Ltd.	71,730	629,385

Omron Corp.	62,900	6,257,585

Optex Group Co., Ltd.	15,200	208,570

Restar Holdings Corp.	26,000	433,897

Riken Keiki Co., Ltd.	15,500	425,095

Ryoden Corp.	26,000	407,797

Ryosan Co., Ltd.	25,645	531,173

Sanshin Electronics Co., Ltd.(a)	25,954	400,330

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

Investments	Shares	Value

Shimadzu Corp.	52,400	$2,308,277

Siix Corp.	30,200	325,887

Taiyo Yuden Co., Ltd.	30,400	1,800,977

TDK Corp.	97,704	3,542,126

Tokyo Electron Device Ltd.(a)	10,800	714,354

V Technology Co., Ltd.(a)	6,200	249,500

Yokogawa Electric Corp.	105,538	1,853,004

Total Electronic Equipment, Instruments & Components		71,685,540

Entertainment – 2.6%

Capcom Co., Ltd.	57,200	1,591,808

GungHo Online Entertainment, Inc.	17,249	317,230

Koei Tecmo Holdings Co., Ltd.	53,122	2,532,906

Konami Holdings Corp.	18,700	1,178,230

Nexon Co., Ltd.	40,800	660,772

Nintendo Co., Ltd.	79,200	38,551,217

Square Enix Holdings Co., Ltd.	27,500	1,466,502

Toei Animation Co., Ltd.(a)	10,800	1,997,867

Total Entertainment		48,296,532

Food & Staples Retailing – 1.2%

Ministop Co., Ltd.	25,600	330,856

Seven & I Holdings Co., Ltd.	484,924	22,100,278

Total Food & Staples Retailing		22,431,134

Food Products – 1.1%

Ajinomoto Co., Inc.	159,813	4,735,306

Ariake Japan Co., Ltd.	10,000	630,966

Fuji Oil Holdings, Inc.	38,000	893,336

Kagome Co., Ltd.	24,000	619,494

Kikkoman Corp.(a)	30,100	2,452,243

Nippon Suisan Kaisha Ltd.	101,600	592,799

Nisshin Seifun Group, Inc.	124,000	2,068,241

Nissin Foods Holdings Co., Ltd.	37,200	2,987,336

Riken Vitamin Co., Ltd.	21,000	353,843

Sakata Seed Corp.	11,839	372,439

Toyo Suisan Kaisha Ltd.	48,700	2,162,747

Yakult Honsha Co., Ltd.	41,987	2,129,925

Total Food Products		19,998,675

Health Care Equipment & Supplies – 1.3%

Asahi Intecc Co., Ltd.(a)	11,800	324,678

Hoya Corp.	47,757	7,479,754

Jeol Ltd.	10,400	765,261

Mani, Inc.	20,100	384,436

Nakanishi, Inc.	27,800	633,613

Nihon Kohden Corp.	27,600	939,995

Nipro Corp.	47,700	496,773

Olympus Corp.	128,100	2,820,324

Sysmex Corp.	40,060	5,001,441

Terumo Corp.	98,512	4,666,242

Total Health Care Equipment & Supplies		23,512,517

Health Care Technology – 0.1%

M3, Inc.	25,100	1,797,887

Hotels, Restaurants & Leisure – 0.0%

Saizeriya Co., Ltd.	4,800	125,447

Household Durables – 2.3%

Casio Computer Co., Ltd.(a)	96,457	1,605,384

Fujitsu General Ltd.(a)	25,600	638,996

Panasonic Corp.	1,244,970	15,509,821

Rinnai Corp.	13,100	1,439,444

Sekisui Chemical Co., Ltd.	226,200	3,906,676

Sharp Corp.	137,500	1,746,247

Sony Group Corp.	139,900	15,616,890

Sumitomo Forestry Co., Ltd.	59,000	1,133,731

Tamron Co., Ltd.	23,100	552,371

Toa Corp.	25,600	190,896

Zojirushi Corp.	22,400	360,568

Total Household Durables		42,701,024

Household Products – 0.2%

Lion Corp.(a)	55,400	897,721

Pigeon Corp.	33,700	785,301

Unicharm Corp.(a)	67,200	2,980,711

Total Household Products		4,663,733

Independent Power & Renewable Electricity Producers – 0.1%

Electric Power Development Co., Ltd.	167,200	2,423,145

Industrial Conglomerates – 1.7%

Hitachi Ltd.	482,505	28,714,615

Nisshinbo Holdings, Inc.(a)	136,624	1,038,379

Toshiba Corp.	63,300	2,674,968

Total Industrial Conglomerates		32,427,962

Insurance – 3.2%

Dai-ichi Life Holdings, Inc.	872,800	19,345,144

Sompo Holdings, Inc.	271,000	11,855,263

Tokio Marine Holdings, Inc.	537,100	28,983,904

Total Insurance		60,184,311

Internet & Direct Marketing Retail – 0.1%

Rakuten Group Inc.	119,900	1,161,657

IT Services – 1.6%

Fujitsu Ltd.	90,532	16,479,542

NEC Corp.	107,600	5,853,748

NTT Data Corp.	372,000	7,218,284

Total IT Services		29,551,574

Leisure Products – 0.9%

Bandai Namco Holdings, Inc.	67,500	5,081,784

Mizuno Corp.	26,000	624,513

Sega Sammy Holdings, Inc.	147,600	2,107,343

Shimano, Inc.	16,600	4,894,824

Tomy Co., Ltd.	46,800	478,591

Yamaha Corp.	46,607	2,944,919

Total Leisure Products		16,131,974

Machinery – 4.7%

Aida Engineering Ltd.	47,300	447,246

Amada Co., Ltd.	301,593	3,146,352

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

Investments	Shares	Value

Anest Iwata Corp.	25,600	$214,299

CKD Corp.	22,000	471,647

Daifuku Co., Ltd.	23,900	2,253,444

DMG Mori Co., Ltd.	58,400	1,104,405

Ebara Corp.	33,431	1,662,936

FANUC Corp.	39,289	8,650,094

Fujitec Co., Ltd.	55,000	1,287,071

Furukawa Co., Ltd.	40,300	443,183

Glory Ltd.	37,000	829,039

Harmonic Drive Systems, Inc.(a)	4,400	212,951

Hitachi Construction Machinery Co., Ltd.	47,400	1,348,824

Hitachi Zosen Corp.	143,900	1,110,445

Hokuetsu Industries Co., Ltd.	25,600	229,442

Hoshizaki Corp.	16,069	1,466,121

Iseki & Co., Ltd.*	25,600	383,398

Japan Steel Works Ltd. (The)	28,600	747,714

Juki Corp.	37,700	282,475

Kito Corp.	26,000	421,313

Kitz Corp.	66,000	466,717

Komatsu Ltd.	422,106	10,195,614

Kubota Corp.	425,202	9,104,258

Kurita Water Industries Ltd.	42,400	2,052,073

Makita Corp.	55,138	3,039,200

Meidensha Corp.	21,900	485,794

MINEBEA MITSUMI, Inc.	110,201	2,828,731

MISUMI Group, Inc.	22,500	958,884

Mitsubishi Heavy Industries Ltd.	216,719	5,873,702

Mitsubishi Logisnext Co., Ltd.	40,000	415,505

Mitsuboshi Belting Ltd.	25,600	479,305

Miura Co., Ltd.	21,200	853,130

Nabtesco Corp.	51,200	1,950,258

Nachi-Fujikoshi Corp.	12,400	509,559

NGK Insulators Ltd.	139,975	2,387,384

Nikkiso Co., Ltd.	48,100	417,736

Nippon Thompson Co., Ltd.	60,000	300,605

Nissei ASB Machine Co., Ltd.(a)	6,300	217,387

Nitta Corp.	26,000	640,125

NSK Ltd.(a)	185,166	1,262,929

Obara Group, Inc.(a)	14,400	503,339

Oiles Corp.	25,600	377,891

OKUMA Corp.	11,400	555,823

Organo Corp.	8,000	492,583

OSG Corp.	35,924	621,084

Shibaura Machine Co., Ltd.	25,900	639,985

Shibuya Corp.	16,200	447,197

Shinmaywa Industries Ltd.	61,400	514,533

SMC Corp.	8,751	5,496,483

Star Micronics Co., Ltd.	34,900	487,020

Sumitomo Heavy Industries Ltd.	41,737	1,100,144

Takeuchi Manufacturing Co., Ltd.	19,400	453,637

THK Co., Ltd.	21,979	487,547

Tsubakimoto Chain Co.	23,500	734,013

Tsugami Corp.	28,200	430,677

Union Tool Co.	11,800	417,217

YAMABIKO Corp.	10,500	116,787

Yaskawa Electric Corp.	47,600	2,303,742

Total Machinery		87,330,997

Marine – 0.5%

Iino Kaiun Kaisha Ltd.	146,100	687,453

Nippon Yusen K.K.(a)	98,400	7,452,207

NS United Kaiun Kaisha Ltd.	22,800	840,887

Total Marine		8,980,547

Media – 0.3%

Dentsu Group, Inc.(a)	162,600	6,273,744

Metals & Mining – 0.6%

Asahi Holdings, Inc.	95,200	1,732,073

Daido Steel Co., Ltd.	19,900	849,863

Daiki Aluminium Industry Co., Ltd.	58,800	874,820

Dowa Holdings Co., Ltd.	30,900	1,224,091

Kyoei Steel Ltd.	43,300	537,878

Maruichi Steel Tube Ltd.	48,700	1,133,096

Mitsubishi Materials Corp.	48,800	958,724

Mitsui Mining & Smelting Co., Ltd.	33,800	949,702

Nippon Yakin Kogyo Co., Ltd.	7,510	178,840

Sumitomo Metal Mining Co., Ltd.	82,300	2,998,427

UACJ Corp.*	12,100	318,401

Total Metals & Mining		11,755,915

Multiline Retail – 0.1%

Ryohin Keikaku Co., Ltd.(a)	54,100	1,212,189

Oil, Gas & Consumable Fuels – 2.0%

ENEOS Holdings, Inc.	3,707,300	15,148,179

Idemitsu Kosan Co., Ltd.	354,400	9,357,494

Inpex Corp.	1,621,200	12,728,400

Total Oil, Gas & Consumable Fuels		37,234,073

Paper & Forest Products – 0.2%

Hokuetsu Corp.(a)	146,600	903,973

Oji Holdings Corp.	580,200	2,938,051

Total Paper & Forest Products		3,842,024

Personal Products – 1.1%

Kao Corp.	239,980	14,313,842

Kose Corp.	13,200	1,582,935

Mandom Corp.	25,400	365,605

Rohto Pharmaceutical Co., Ltd.	30,600	940,695

Shiseido Co., Ltd.	58,422	3,946,463

Total Personal Products		21,149,540

Pharmaceuticals – 8.7%

Astellas Pharma, Inc.	995,604	16,440,962

Chugai Pharmaceutical Co., Ltd.	629,800	23,159,932

Daiichi Sankyo Co., Ltd.	564,963	15,086,778

Eisai Co., Ltd.	153,577	11,556,644

Hisamitsu Pharmaceutical Co., Inc.	30,900	1,175,626

Kyowa Kirin Co., Ltd.	169,770	6,124,349

Nichi-iko Pharmaceutical Co., Ltd.(a)	35,200	283,619

Ono Pharmaceutical Co., Ltd.	200,800	4,594,599

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

Investments	Shares	Value

Otsuka Holdings Co., Ltd.	379,400	$16,277,731

Santen Pharmaceutical Co., Ltd.	104,300	1,473,241

Sawai Group Holdings Co., Ltd.	33,600	1,565,942

Shionogi & Co., Ltd.	123,777	8,491,052

Sumitomo Dainippon Pharma Co., Ltd.	173,700	3,110,487

Takeda Pharmaceutical Co., Ltd.	1,535,863	50,917,833

ZERIA Pharmaceutical Co., Ltd.	25,600	472,421

Total Pharmaceuticals		160,731,216

Professional Services – 0.8%

BeNext-Yumeshin Group Co.	35,100	412,108

Outsourcing, Inc.	62,400	1,132,512

Persol Holdings Co., Ltd.	66,400	1,672,274

Recruit Holdings Co., Ltd.	181,600	11,119,796

Weathernews, Inc.	4,600	271,692

Total Professional Services		14,608,382

Road & Rail – 0.4%

Hitachi Transport System Ltd.	45,600	2,033,251

Nippon Express Co., Ltd.	69,800	4,829,541

Total Road & Rail		6,862,792

Semiconductors & Semiconductor Equipment – 3.6%

Advantest Corp.	54,600	4,908,250

Disco Corp.	10,500	2,950,258

Ferrotec Holdings Corp.	17,900	511,772

Lasertec Corp.	13,100	3,004,517

Optorun Co., Ltd.	21,300	446,522

Rohm Co., Ltd.	32,600	3,108,797

SCREEN Holdings Co., Ltd.(a)	6,760	582,242

Shibaura Mechatronics Corp.(a)	6,300	381,698

Shinko Electric Industries Co., Ltd.(a)	37,559	1,258,980

SUMCO Corp.	100,900	2,035,634

Tokyo Electron Ltd.	101,253	45,074,941

Tokyo Seimitsu Co., Ltd.	15,700	649,388

Ulvac, Inc.	17,400	999,632

Yamaichi Electronics Co., Ltd.	18,600	276,729

Total Semiconductors & Semiconductor Equipment		66,189,360

Software – 0.3%

Trend Micro, Inc.	104,608	5,831,609

Specialty Retail – 0.7%

ABC-Mart, Inc.	47,500	2,694,824

Fast Retailing Co., Ltd.	12,400	9,166,498

IDOM, Inc.	13,800	125,044

VT Holdings Co., Ltd.	128,200	634,250

Total Specialty Retail		12,620,616

Technology Hardware, Storage & Peripherals – 3.6%

Brother Industries Ltd.	137,143	3,032,326

Canon, Inc.(a)	1,608,697	39,512,742

Eizo Corp.	13,600	521,085

FUJIFILM Holdings Corp.	165,495	14,297,166

MCJ Co., Ltd.	65,200	702,985

Seiko Epson Corp.	394,900	7,995,331

Wacom Co., Ltd.	38,800	248,292

Total Technology Hardware, Storage & Peripherals		66,309,927

Textiles, Apparel & Luxury Goods – 0.3%

Asics Corp.	52,692	1,209,921

Kurabo Industries Ltd.	17,947	331,354

Onward Holdings Co., Ltd.	381,000	1,236,137

Seiko Holdings Corp.	56,300	1,141,895

Seiren Co., Ltd.	25,610	482,705

Wacoal Holdings Corp.	25,600	544,466

Total Textiles, Apparel & Luxury Goods		4,946,478

Tobacco – 3.0%

Japan Tobacco, Inc.	2,872,631	56,384,153

Trading Companies & Distributors – 7.9%

Alconix Corp.	26,000	377,504

Hanwa Co., Ltd.	25,600	797,311

Inabata & Co., Ltd.	59,286	920,308

ITOCHU Corp.(a)	1,483,694	43,576,655

Marubeni Corp.	1,445,278	12,088,133

Mitsubishi Corp.	1,609,900	51,020,447

Nagase & Co., Ltd.	110,800	1,878,858

Nippon Steel Trading Corp.	25,600	1,160,977

Sanyo Trading Co., Ltd.	25,800	271,238

Sojitz Corp.	267,304	4,408,150

Sumitomo Corp.	1,347,277	19,096,738

Toyota Tsusho Corp.	233,010	9,930,205

Total Trading Companies & Distributors		145,526,524

Transportation Infrastructure – 0.0%

Nissin Corp.	25,600	379,727

Wireless Telecommunication Services – 0.8%

SoftBank Group Corp.	246,100	14,292,879
TOTAL COMMON STOCKS (Cost: $1,761,898,192)		1,834,257,329

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $11,800,278)	11,800,278	11,800,278

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $1,773,698,470)		1,846,057,607

Other Assets less Liabilities – 0.4%		6,960,677

NET ASSETS – 100.0%		$1,853,018,284
*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,833,872 and the total market value of the collateral held by the Fund was $27,167,971. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,367,693.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2021	49,128,585,822	JPY	440,316,573	USD	$5,081	$—
Bank of America N.A.	10/5/2021	437,295,533	USD	48,028,649,414	JPY	6,832,209	—
Bank of America N.A.	10/5/2021	27,189,360	USD	2,980,568,335	JPY	475,609	—
Bank of America N.A.	11/4/2021	466,350,649	USD	52,023,187,028	JPY	—	(9,615)
Citibank N.A.	10/5/2021	5,314,463,614	JPY	48,336,639	USD	—	(705,034)
Citibank N.A.	10/5/2021	1,333,041,150	JPY	12,084,160	USD	—	(136,597)
Citibank N.A.	10/5/2021	49,128,365,664	JPY	440,316,573	USD	3,108	—
Citibank N.A.	10/5/2021	437,295,533	USD	48,028,430,766	JPY	6,834,169	—
Citibank N.A.	10/5/2021	30,210,400	USD	3,317,346,624	JPY	478,228	—
Citibank N.A.	11/4/2021	466,350,649	USD	52,023,093,758	JPY	—	(8,779)
Goldman Sachs	10/5/2021	1,319,457,346	JPY	12,084,160	USD	—	(258,344)
Goldman Sachs	10/5/2021	49,128,497,759	JPY	440,316,573	USD	4,292	—
Goldman Sachs	10/5/2021	437,295,533	USD	48,028,124,659	JPY	6,836,912	—
Goldman Sachs	10/5/2021	21,147,280	USD	2,346,927,249	JPY	112,624	—
Goldman Sachs	11/4/2021	466,350,649	USD	52,023,000,488	JPY	—	(7,943)
JP Morgan Chase Bank N.A.	10/1/2021	59,992,987	JPY	537,957	USD	—	(265)
JP Morgan Chase Bank N.A.	10/5/2021	334,418,856	JPY	3,021,040	USD	—	(23,765)
JP Morgan Chase Bank N.A.	10/5/2021	49,128,453,727	JPY	440,316,573	USD	3,897	—
JP Morgan Chase Bank N.A.	10/5/2021	437,295,532	USD	48,028,386,927	JPY	6,834,561	—
JP Morgan Chase Bank N.A.	11/4/2021	466,350,649	USD	52,023,187,028	JPY	—	(9,615)
UBS AG	10/5/2021	9,063,120	USD	998,095,122	JPY	117,556	—
						$28,538,246	$(1,159,957)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$1,834,257,329	$—	$—	$1,834,257,329
Investment of Cash Collateral for Securities Loaned	—	11,800,278	—	11,800,278
Total Investments in Securities	$1,834,257,329	$11,800,278	$—	$1,846,057,607

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$28,538,246	$—	$28,538,246

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,159,957)	$—	$(1,159,957)
Total – Net	$1,834,257,329	$39,178,567	$—	$1,873,435,896

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Japan – 99.0%

Air Freight & Logistics – 0.4%

Kintetsu World Express, Inc.	2,200	$56,136

Konoike Transport Co., Ltd.	2,200	25,278

Maruwa Unyu Kikan Co., Ltd.(a)	1,300	18,712

Mitsui-Soko Holdings Co., Ltd.	1,800	40,816

SBS Holdings, Inc.	1,100	41,654

Total Air Freight & Logistics		182,596

Auto Components – 5.3%

Daido Metal Co., Ltd.	7,600	42,027

Daikyonishikawa Corp.	8,100	47,406

Eagle Industry Co., Ltd.	6,300	70,129

Exedy Corp.	5,200	79,835

FCC Co., Ltd.	3,000	42,429

Futaba Industrial Co., Ltd.	4,700	20,135

G-Tekt Corp.	3,898	51,042

JTEKT Corp.	33,200	291,011

Musashi Seimitsu Industry Co., Ltd.	2,100	36,871

NHK Spring Co., Ltd.	8,000	57,432

Nifco, Inc.	5,200	162,420

Nihon Tokushu Toryo Co., Ltd.	2,700	25,336

NOK Corp.	7,300	86,167

Pacific Industrial Co., Ltd.	3,700	39,197

Riken Corp.	1,300	33,078

Shoei Co., Ltd.	1,500	67,757

Sumitomo Riko Co., Ltd.	5,900	40,558

Sumitomo Rubber Industries Ltd.	17,200	219,519

Tokai Rika Co., Ltd.	6,925	99,740

Topre Corp.	3,600	42,881

Toyo Tire Corp.(a)	9,000	161,730

Toyoda Gosei Co., Ltd.	5,100	102,709

Toyota Boshoku Corp.	10,100	180,230

TPR Co., Ltd.	3,006	40,520

TS Tech Co., Ltd.	8,000	103,607

Yokohama Rubber Co., Ltd. (The)	15,300	276,312

Total Auto Components		2,420,078

Automobiles – 0.1%
Nissan Shatai Co., Ltd.	4,900	35,177

Banks – 6.5%

77 Bank Ltd. (The)	5,500	62,899

Aichi Bank Ltd. (The)	1,000	32,534

Akita Bank Ltd. (The)	2,700	35,282

Aomori Bank Ltd. (The)	1,100	21,187

Awa Bank Ltd. (The)	1,900	37,293

Bank of Iwate Ltd. (The)	1,200	18,499

Bank of Nagoya Ltd. (The)(a)	1,200	28,533

Bank of Okinawa Ltd. (The)*	1,240	31,018

Bank of Saga Ltd. (The)	3,300	43,507

Bank of the Ryukyus Ltd.	3,000	21,134

Chugoku Bank Ltd. (The)	9,300	71,933

Chukyo Bank Ltd. (The)	1,100	13,723

Daishi Hokuetsu Financial Group, Inc.	5,700	130,016

Ehime Bank Ltd. (The)	1,700	12,022

FIDEA Holdings Co., Ltd.(a)	2,900	33,009

Fukui Bank Ltd. (The)	1,300	18,316

Gunma Bank Ltd. (The)	34,300	110,977

Hachijuni Bank Ltd. (The)	37,300	133,387

Hokkoku Bank Ltd. (The)*	1,200	23,382

Hokuhoku Financial Group, Inc.	11,300	86,795

Hyakugo Bank Ltd. (The)	15,300	44,704

Hyakujushi Bank Ltd. (The)	3,000	41,999

Iyo Bank Ltd. (The)	21,300	109,960

Jimoto Holdings, Inc.(a)	2,340	14,366

Juroku Bank Ltd. (The)	3,200	62,695

Keiyo Bank Ltd. (The)	9,100	36,702

Kiyo Bank Ltd. (The)	3,798	54,021

Kyushu Financial Group, Inc.	23,200	83,589

Mebuki Financial Group, Inc.	127,100	280,229

Miyazaki Bank Ltd. (The)	1,800	33,782

Musashino Bank Ltd. (The)(a)	3,900	64,350

Nanto Bank Ltd. (The)	3,100	55,790

Nishi-Nippon Financial Holdings, Inc.	15,900	102,176

North Pacific Bank Ltd.(a)	40,300	92,104

Ogaki Kyoritsu Bank Ltd. (The)	2,300	40,857

Oita Bank Ltd. (The)	1,300	21,986

San ju San Financial Group, Inc.	3,100	39,342

San-In Godo Bank Ltd. (The)	11,100	56,109

Senshu Ikeda Holdings, Inc.	30,800	45,548

Seven Bank Ltd.(a)	168,900	376,931

Shiga Bank Ltd. (The)	2,000	34,165

Shikoku Bank Ltd. (The)	4,200	27,818

Suruga Bank Ltd.(a)	8,100	30,200

Tochigi Bank Ltd. (The)	10,100	16,656

Toho Bank Ltd. (The)	12,900	24,742

Tokyo Kiraboshi Financial Group, Inc.(a)	3,200	44,168

TOMONY Holdings, Inc.	9,300	27,590

Towa Bank Ltd. (The)	3,900	18,980

Yamagata Bank Ltd. (The)	1,300	9,997

Yamaguchi Financial Group, Inc.	19,900	118,785

Yamanashi Chuo Bank Ltd. (The)	2,800	21,256

Total Banks		2,997,043

Beverages – 0.4%

Sapporo Holdings Ltd.	3,700	85,391

Takara Holdings, Inc.	7,900	114,632

Total Beverages		200,023

Building Products – 2.2%

Aica Kogyo Co., Ltd.	4,800	164,983

Bunka Shutter Co., Ltd.(a)	5,300	53,724

Central Glass Co., Ltd.	2,300	43,124

Kondotec, Inc.	2,300	20,511

Nichias Corp.	5,200	127,606

Nichiha Corp.	1,000	28,680

Nihon Flush Co., Ltd.(a)	1,300	13,399

Nippon Aqua Co., Ltd.	3,300	18,190

Nitto Boseki Co., Ltd.	800	26,888

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Noritz Corp.	2,000	$32,803

Okabe Co., Ltd.	4,100	25,833

Sanwa Holdings Corp.	16,200	211,402

Shin Nippon Air Technologies Co., Ltd.(a)	1,700	37,360

Sinko Industries Ltd.	2,800	53,603

Takara Standard Co., Ltd.	3,117	45,564

Takasago Thermal Engineering Co., Ltd.	5,100	97,132

Total Building Products		1,000,802

Capital Markets – 1.7%

GMO Financial Holdings, Inc.(a)	16,800	128,588

Ichiyoshi Securities Co., Ltd.(a)	7,800	48,097

IwaiCosmo Holdings, Inc.	5,000	62,290

Kyokuto Securities Co., Ltd.(a)	4,100	29,875

Marusan Securities Co., Ltd.(a)	7,100	40,662

Matsui Securities Co., Ltd.	25,800	188,225

Mito Securities Co., Ltd.	8,700	23,704

Monex Group, Inc.	12,165	63,783

Morningstar Japan K.K.	8,299	38,975

Okasan Securities Group, Inc.(a)	10,700	39,031

Sparx Group Co., Ltd.(a)	18,300	50,517

Tokai Tokyo Financial Holdings, Inc.	19,600	71,496

Total Capital Markets		785,243

Chemicals – 9.5%

ADEKA Corp.	11,300	256,130

Arakawa Chemical Industries Ltd.(a)	2,300	25,438

Asahi Yukizai Corp.	2,700	35,814

C.I. Takiron Corp.	11,800	67,262

Chugoku Marine Paints Ltd.	8,100	60,909

Daicel Corp.	31,300	244,902

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,200	29,598

Denka Co., Ltd.	7,000	246,561

DIC Corp.	6,700	190,056

Fujimi, Inc.	2,400	139,171

Fujimori Kogyo Co., Ltd.	1,000	43,603

Fuso Chemical Co., Ltd.	1,500	68,160

Hokko Chemical Industry Co., Ltd.	2,100	21,438

JCU Corp.	900	35,935

JSP Corp.	2,117	30,775

Kaneka Corp.	4,848	204,001

KH Neochem Co., Ltd.	2,000	55,210

Koatsu Gas Kogyo Co., Ltd.	3,700	25,335

Konishi Co., Ltd.(a)	2,000	32,104

Kumiai Chemical Industry Co., Ltd.	3,694	29,102

Kureha Corp.	1,800	122,769

Lintec Corp.	7,900	181,047

Moriroku Holdings Co., Ltd.	1,200	22,435

Nihon Nohyaku Co., Ltd.	6,800	33,581

Nihon Parkerizing Co., Ltd.	7,100	73,689

Nippon Kayaku Co., Ltd.	12,100	134,258

Nippon Pillar Packing Co., Ltd.(a)	2,300	55,575

Nippon Shokubai Co., Ltd.	2,500	129,509

Nippon Soda Co., Ltd.	2,600	84,472

Okamoto Industries, Inc.	900	33,314

Osaka Organic Chemical Industry Ltd.(a)	1,100	37,611

Osaka Soda Co., Ltd.	2,177	52,896

Sakata INX Corp.	4,200	44,268

Sanyo Chemical Industries Ltd.	2,200	115,546

Sekisui Kasei Co., Ltd.	4,200	22,360

Shikoku Chemicals Corp.	2,900	36,388

Shin-Etsu Polymer Co., Ltd.	5,200	49,029

Sumitomo Bakelite Co., Ltd.	2,000	93,032

Sumitomo Seika Chemicals Co., Ltd.	1,200	39,041

T Hasegawa Co., Ltd.	2,700	64,611

Taiyo Holdings Co., Ltd.	4,200	107,244

Takasago International Corp.	1,100	29,527

Tayca Corp.	1,300	15,694

Tokai Carbon Co., Ltd.	14,700	189,852

Tokuyama Corp.	4,100	78,932

Tokyo Ohka Kogyo Co., Ltd.	1,800	111,154

Toyo Ink SC Holdings Co., Ltd.	6,000	113,251

Toyobo Co., Ltd.	4,900	61,571

Ube Industries Ltd.(a)	11,080	218,273

Valqua Ltd.	2,300	44,382

Zeon Corp.	8,100	114,703

Total Chemicals		4,351,518

Commercial Services & Supplies – 1.7%

Aeon Delight Co., Ltd.	2,200	70,096

CTS Co., Ltd.(a)	2,000	14,448

Daiseki Co., Ltd.	2,040	89,316

Japan Elevator Service Holdings Co., Ltd.	900	20,779

Kokuyo Co., Ltd.	5,800	98,508

Matsuda Sangyo Co., Ltd.	1,300	33,929

Mitsubishi Pencil Co., Ltd.	2,800	36,187

Nippon Air Conditioning Services Co., Ltd.	4,900	34,957

Nippon Kanzai Co., Ltd.(a)	1,900	43,866

Nippon Parking Development Co., Ltd.	23,300	33,204

Okamura Corp.	7,200	105,636

Pilot Corp.	1,200	45,817

Sato Holdings Corp.	2,100	51,345

Studio Alice Co., Ltd.	1,200	26,307

Takara & Co. Ltd.(a)	1,000	16,168

Toppan Forms Co., Ltd.	5,400	49,705

Total Commercial Services & Supplies		770,268

Construction & Engineering – 6.5%

Asanuma Corp.	1,100	45,351

Dai-Dan Co., Ltd.	2,000	47,555

Daiho Corp.	900	30,813

Fudo Tetra Corp.(a)	2,100	33,935

Hazama Ando Corp.	14,800	106,515

JDC Corp.	10,200	55,491

JGC Holdings Corp.	5,900	55,470

Kandenko Co., Ltd.	16,100	134,197

Kumagai Gumi Co., Ltd.	3,800	98,870

Kyudenko Corp.	3,900	129,680

Maeda Corp.*(a)	7,300	58,819

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Maeda Road Construction Co., Ltd.*	8,100	$148,803

Meisei Industrial Co., Ltd.	4,000	26,744

Mirait Holdings Corp.	4,244	84,595

Nippon Densetsu Kogyo Co., Ltd.	1,800	30,588

Nippon Koei Co., Ltd.	1,000	32,221

Nishimatsu Construction Co., Ltd.(a)	4,800	149,496

Nittoc Construction Co., Ltd.	6,300	40,428

Okumura Corp.	3,800	102,173

Oriental Shiraishi Corp.*	15,300	36,613

Penta-Ocean Construction Co., Ltd.	24,800	169,594

Raito Kogyo Co., Ltd.	3,800	67,434

Raiznext Corp.	5,300	57,240

Sanki Engineering Co., Ltd.	12,200	162,156

Seikitokyu Kogyo Co., Ltd.	6,100	46,252

Shinnihon Corp.	2,200	16,878

SHO-BOND Holdings Co., Ltd.	2,000	88,909

Sumitomo Densetsu Co., Ltd.(a)	2,700	56,408

Sumitomo Mitsui Construction Co., Ltd.	17,340	77,861

Taihei Dengyo Kaisha Ltd.	1,300	32,997

Taikisha Ltd.	3,000	90,477

Takamatsu Construction Group Co., Ltd.	2,800	50,717

Tekken Corp.	1,100	17,963

Toa Corp.(a)	1,700	37,558

Toa Road Corp.	800	33,197

Tobishima Corp.	3,000	29,980

Toda Corp.	22,200	156,589

Tokyu Construction Co., Ltd.(a)	11,900	83,937

Totetsu Kogyo Co., Ltd.	2,800	61,960

Toyo Construction Co., Ltd.	7,100	37,417

Wakachiku Construction Co., Ltd.(a)	1,200	22,220

Yahagi Construction Co., Ltd.	4,700	33,868

Yokogawa Bridge Holdings Corp.	2,200	48,111

Yurtec Corp.(a)	4,700	30,835

Total Construction & Engineering		2,958,915

Construction Materials – 0.6%

Asia Pile Holdings Corp.	7,700	33,264

Krosaki Harima Corp.	1,000	43,693

Shinagawa Refractories Co., Ltd.	1,800	63,724

Sumitomo Osaka Cement Co., Ltd.	3,000	84,024

Vertex Corp.	1,300	38,216

Total Construction Materials		262,921

Consumer Finance – 1.5%

AEON Financial Service Co., Ltd.	20,900	268,052

Credit Saison Co., Ltd.	15,000	198,431

Jaccs Co., Ltd.(a)	3,800	104,047

Orient Corp.	94,100	140,001

Total Consumer Finance		710,531

Containers & Packaging – 0.9%

Fuji Seal International, Inc.	2,200	47,835

Hokkan Holdings Ltd.	1,900	24,607

Kohsoku Corp.	1,300	17,535

Pack Corp. (The)	900	25,046

Rengo Co., Ltd.	23,081	181,421

Tomoku Co., Ltd.(a)	1,800	31,297

Toyo Seikan Group Holdings Ltd.(a)	6,100	72,112

Total Containers & Packaging		399,853

Distributors – 0.2%

Arata Corp.	800	31,656

Doshisha Co., Ltd.	2,900	45,667

Happinet Corp.	2,300	31,024

Total Distributors		108,347

Diversified Consumer Services – 0.5%

Asante, Inc.	1,300	20,763

Benesse Holdings, Inc.	4,500	101,918

Japan Best Rescue System Co., Ltd.	2,000	22,621

Riso Kyoiku Co., Ltd.	8,100	31,943

Sprix Ltd.	1,200	11,121

Tokyo Individualized Educational Institute, Inc.	6,000	35,922

Total Diversified Consumer Services		224,288

Diversified Financial Services – 1.0%

eGuarantee, Inc.	700	15,603

Fuyo General Lease Co., Ltd.	2,200	152,418

Japan Investment Adviser Co., Ltd.(a)	1,800	21,989

Japan Securities Finance Co., Ltd.(a)	9,200	71,571

Mizuho Leasing Co., Ltd.(a)	3,100	101,134

NEC Capital Solutions Ltd.	1,800	34,266

Ricoh Leasing Co., Ltd.	2,100	69,921

Total Diversified Financial Services		466,902

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.	5,100	75,466

Asahi Net, Inc.	2,000	13,784

Internet Initiative Japan, Inc.(a)	2,000	69,819

Total Diversified Telecommunication Services		159,069

Electric Utilities – 0.7%

Hokkaido Electric Power Co., Inc.	10,200	48,909

Hokuriku Electric Power Co.	12,700	68,637

Okinawa Electric Power Co., Inc. (The)	6,983	90,186

Shikoku Electric Power Co., Inc.	18,200	126,580

Total Electric Utilities		334,312

Electrical Equipment – 1.3%

Daihen Corp.	1,400	61,923

Denyo Co., Ltd.	1,200	23,123

Furukawa Electric Co., Ltd.	3,726	82,117

GS Yuasa Corp.	3,700	84,297

Idec Corp.	1,800	35,718

Mabuchi Motor Co., Ltd.	3,200	111,279

Nippon Carbon Co., Ltd.	1,000	37,553

Nissin Electric Co., Ltd.	4,900	60,166

Nitto Kogyo Corp.	3,000	47,215

Sanyo Denki Co., Ltd.	300	19,144

Tatsuta Electric Wire and Cable Co., Ltd.	5,900	28,396

Total Electrical Equipment		590,931

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 5.4%

Ai Holdings Corp.	2,800	$59,551

Alps Alpine Co., Ltd.	5,800	63,315

Amano Corp.	5,000	128,882

Canon Electronics, Inc.	3,700	55,512

Canon Marketing Japan, Inc.	9,900	231,052

CONEXIO Corp.	3,900	54,563

Daiwabo Holdings Co., Ltd.	6,900	111,439

Dexerials Corp.	5,900	116,546

Elematec Corp.	2,858	29,201

ESPEC Corp.(a)	2,000	42,357

Hakuto Co., Ltd.	3,000	49,151

Horiba Ltd.	1,900	133,507

Innotech Corp.	2,900	35,920

Iriso Electronics Co., Ltd.	700	28,671

Japan Aviation Electronics Industry Ltd.	3,900	57,185

Kaga Electronics Co., Ltd.	3,100	84,047

Kyosan Electric Manufacturing Co., Ltd.	6,700	31,826

Macnica Fuji Electronics Holdings, Inc.	5,200	121,733

Meiko Electronics Co., Ltd.	1,000	27,112

Nichicon Corp.	4,800	45,688

Nippon Ceramic Co., Ltd.	1,700	46,852

Nippon Electric Glass Co., Ltd.	10,300	245,095

Nippon Signal Co., Ltd.	4,300	38,578

Nissha Co., Ltd.(a)	3,000	48,156

Nohmi Bosai Ltd.	2,866	53,172

Oki Electric Industry Co., Ltd.	9,300	81,602

Optex Group Co., Ltd.	1,900	26,071

Osaki Electric Co., Ltd.	4,800	23,876

Restar Holdings Corp.	3,700	61,747

Riken Keiki Co., Ltd.	1,100	30,168

Ryoden Corp.	2,300	36,074

Ryosan Co., Ltd.	1,800	37,282

Sanshin Electronics Co., Ltd.(a)	2,100	32,392

Siix Corp.	2,200	23,740

Tachibana Eletech Co., Ltd.	2,100	28,872

Tokyo Electron Device Ltd.(a)	1,000	66,144

Tsuzuki Denki Co., Ltd.(a)	2,300	36,734

V Technology Co., Ltd.(a)	700	28,169

Total Electronic Equipment, Instruments & Components		2,451,982

Energy Equipment & Services – 0.1%
Toyo Kanetsu K.K.	1,300	30,655

Entertainment – 1.2%

Akatsuki, Inc.	500	14,385

Avex, Inc.	4,700	63,018

COLOPL, Inc.	4,700	33,910

Daiichikosho Co., Ltd.	3,900	145,059

GungHo Online Entertainment, Inc.	2,100	38,622

Marvelous, Inc.	4,900	31,093

Toei Animation Co., Ltd.(a)	1,300	240,484

Total Entertainment		566,571

Food & Staples Retailing – 2.5%

Aeon Hokkaido Corp.	2,900	32,307

Ain Holdings, Inc.	700	43,791

Arcs Co., Ltd.	2,900	58,949

Axial Retailing, Inc.	1,100	37,414

Belc Co., Ltd.	900	47,269

Cawachi Ltd.	1,100	22,330

cocokara fine, Inc.(a)	900	67,193

Create SD Holdings Co., Ltd.	2,300	77,405

G-7 Holdings, Inc.	3,800	69,921

Heiwado Co., Ltd.(a)	2,000	39,059

Inageya Co., Ltd.(a)	1,300	16,009

JM Holdings Co., Ltd.	1,200	22,467

Kato Sangyo Co., Ltd.	2,100	62,487

Kusuri no Aoki Holdings Co., Ltd.(a)	200	13,785

Life Corp.	2,100	84,508

Maxvalu Tokai Co., Ltd.	1,700	39,554

Mitsubishi Shokuhin Co., Ltd.	2,100	54,940

Nihon Chouzai Co., Ltd.	1,700	26,100

Okuwa Co., Ltd.	2,700	28,700

Qol Holdings Co., Ltd.	2,300	31,374

Retail Partners Co., Ltd.(a)	1,600	17,810

San-A Co., Ltd.	900	32,265

United Super Markets Holdings, Inc.	4,000	39,471

Valor Holdings Co., Ltd.	3,700	80,185

Yaoko Co., Ltd.	1,100	67,829

Yokohama Reito Co., Ltd.(a)	4,300	34,184

Total Food & Staples Retailing		1,147,306

Food Products – 3.0%

Ariake Japan Co., Ltd.	800	50,477

DyDo Group Holdings, Inc.	300	15,326

Feed One Co., Ltd.	3,900	26,355

Fuji Oil Holdings, Inc.	4,751	111,691

Fujicco Co., Ltd.	1,200	20,822

Hokuto Corp.	3,000	52,888

Itoham Yonekyu Holdings, Inc.	21,300	139,741

J-Oil Mills, Inc.	2,000	33,018

Kakiyasu Honten Co., Ltd.	1,000	24,342

Kameda Seika Co., Ltd.(a)	800	31,871

Kotobuki Spirits Co., Ltd.	700	48,120

Kyokuyo Co., Ltd.	1,200	32,480

Marudai Food Co., Ltd.(a)	1,700	26,511

Maruha Nichiro Corp.	2,000	47,609

Megmilk Snow Brand Co., Ltd.	2,600	53,503

Mitsui DM Sugar Holdings Co., Ltd.	1,700	30,778

Morinaga & Co., Ltd.	2,100	77,638

Morinaga Milk Industry Co., Ltd.	1,900	119,202

Nippn Corp.	3,300	48,239

Nippon Suisan Kaisha Ltd.	13,900	81,102

Nisshin Oillio Group Ltd. (The)	1,900	51,768

Prima Meat Packers Ltd.	3,000	76,308

Riken Vitamin Co., Ltd.(a)	2,700	45,494

S Foods, Inc.	1,100	30,415

Sakata Seed Corp.	900	28,313

Showa Sangyo Co., Ltd.(a)	2,100	52,587

Total Food Products		1,356,598

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Gas Utilities – 0.4%

Nippon Gas Co., Ltd.	6,200	$85,519

Saibu Gas Holdings Co., Ltd.	2,200	48,821

Shizuoka Gas Co., Ltd.(a)	3,300	39,928

Total Gas Utilities		174,268

Health Care Equipment & Supplies – 1.3%

Daiken Medical Co., Ltd.	2,800	15,459

Eiken Chemical Co., Ltd.	1,300	24,526

Hogy Medical Co., Ltd.	1,300	37,226

Japan Lifeline Co., Ltd.	4,200	51,646

Jeol Ltd.	1,100	80,941

Mani, Inc.	1,900	36,340

Menicon Co., Ltd.	800	31,190

Nagaileben Co., Ltd.	2,000	47,000

Nakanishi, Inc.	3,100	70,655

Nihon Kohden Corp.	3,000	102,173

Nipro Corp.	3,123	32,524

Paramount Bed Holdings Co., Ltd.	3,206	64,106

Taiko Pharmaceutical Co., Ltd.(a)	1,300	10,649

Total Health Care Equipment & Supplies		604,435

Health Care Providers & Services – 1.3%

As One Corp.	800	117,159

BML, Inc.	1,300	49,402

France Bed Holdings Co., Ltd.	3,300	27,388

H.U. Group Holdings, Inc.(a)	3,800	103,365

Ship Healthcare Holdings, Inc.	4,818	124,536

Solasto Corp.	3,000	40,547

Toho Holdings Co., Ltd.	3,300	53,947

Tokai Corp.	1,200	23,597

Vital KSK Holdings, Inc.(a)	4,700	33,573

WIN-Partners Co., Ltd.	2,200	19,343

Total Health Care Providers & Services		592,857

Hotels, Restaurants & Leisure – 1.4%

Doutor Nichires Holdings Co., Ltd.	1,200	19,004

Food & Life Cos Ltd.	1,300	60,121

Fuji Kyuko Co., Ltd.	500	21,533

Hiday Hidaka Corp.(a)	2,022	31,968

Ichibanya Co., Ltd.	1,300	53,130

KFC Holdings Japan Ltd.	1,700	45,024

KOMEDA Holdings Co., Ltd.	3,100	61,653

Koshidaka Holdings Co., Ltd.(a)	6,200	37,675

Kyoritsu Maintenance Co., Ltd.(a)	1,000	39,122

MOS Food Services, Inc.(a)	1,000	29,352

Ohsho Food Service Corp.	1,000	54,851

Resorttrust, Inc.	3,800	75,063

Rock Field Co., Ltd.(a)	1,700	26,237

Saizeriya Co., Ltd.	1,200	31,362

St. Marc Holdings Co., Ltd.	2,200	32,238

Tokyotokeiba Co., Ltd.	1,000	39,435

Total Hotels, Restaurants & Leisure		657,768

Household Durables – 1.7%

ES-Con Japan Ltd.(a)	6,800	49,305

FJ Next Co., Ltd.(a)	3,700	34,621

Foster Electric Co., Ltd.(a)	1,800	14,971

Fuji Corp., Ltd.(a)	5,700	37,242

Hinokiya Group Co., Ltd.	2,000	41,766

Hoosiers Holdings(a)	7,800	47,398

Ki-Star Real Estate Co., Ltd.	1,000	50,997

LEC, Inc.(a)	2,300	22,366

Pressance Corp.(a)	3,017	49,754

Sanei Architecture Planning Co., Ltd.	1,300	23,524

Sangetsu Corp.	4,900	66,709

Sumitomo Forestry Co., Ltd.	6,800	130,667

Tama Home Co., Ltd.(a)	3,000	72,973

Tamron Co., Ltd.	2,800	66,954

Toa Corp.	3,200	23,862

Zojirushi Corp.(a)	2,200	35,413

Total Household Durables		768,522

Household Products – 0.2%

Earth Corp.	1,000	61,035

ST Corp.	1,300	20,728

Total Household Products		81,763

Independent Power & Renewable Electricity Producers – 0.9%

Electric Power Development Co., Ltd.	19,200	278,256

eRex Co., Ltd.	1,300	28,988

West Holdings Corp.	1,900	84,719

Total Independent Power & Renewable Electricity Producers		391,963

Industrial Conglomerates – 0.3%

Nisshinbo Holdings, Inc.(a)	12,400	94,244

TOKAI Holdings Corp.	8,300	66,727

Total Industrial Conglomerates		160,971

Interactive Media & Services – 0.3%

Dip Corp.	3,100	118,360

MTI Ltd.(a)	2,300	15,790

Total Interactive Media & Services		134,150

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	3,100	45,566

Belluna Co., Ltd.	3,700	28,320

Total Internet & Direct Marketing Retail		73,886

IT Services – 2.9%

Bell System24 Holdings, Inc.	3,100	46,399

Comture Corp.	800	22,299

Digital Garage, Inc.	800	36,782

DTS Corp.	3,000	69,209

Future Corp.	2,100	52,437

GMO Internet, Inc.	2,100	53,942

ID Holdings Corp.	2,250	18,674

Ines Corp.	2,000	27,497

Infocom Corp.(a)	1,700	36,385

Infomart Corp.	2,300	20,923

Information Services International-Dentsu Ltd.	2,700	101,999

Itfor, Inc.	2,900	22,457

JBCC Holdings, Inc.	2,000	28,824

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Kanematsu Electronics Ltd.	2,700	$94,376

Mitsubishi Research Institute, Inc.	1,200	47,376

NEC Networks & System Integration Corp.	6,800	128,717

NS Solutions Corp.	3,800	129,249

NSD Co., Ltd.	4,900	89,678

Relia, Inc.	5,200	54,715

SB Technology Corp.	800	21,797

TDC Soft, Inc.(a)	2,100	25,277

TechMatrix Corp.	1,300	23,524

TKC Corp.	2,900	91,360

Transcosmos, Inc.	1,700	55,841

Uchida Yoko Co., Ltd.	200	9,805

Total IT Services		1,309,542

Leisure Products – 1.2%

Furyu Corp.	3,200	51,108

GLOBERIDE, Inc.	1,000	35,268

Heiwa Corp.	9,900	185,977

Mizuno Corp.	1,700	40,834

Sankyo Co., Ltd.	7,800	194,624

Tomy Co., Ltd.	4,700	48,064

Total Leisure Products		555,875

Machinery – 4.6%

Aichi Corp.	4,200	28,759

Aida Engineering Ltd.	4,200	39,713

Alinco, Inc.	3,100	28,367

CKD Corp.	1,100	23,582

DMG Mori Co., Ltd.	5,800	109,684

Ebara Corp.	3,000	149,227

Fujitec Co., Ltd.	4,900	114,666

Furukawa Co., Ltd.	3,800	41,789

Giken Ltd.	1,200	53,291

Glory Ltd.	2,800	62,738

Hitachi Zosen Corp.	11,335	87,470

Japan Steel Works Ltd. (The)	2,103	54,981

Juki Corp.	3,200	23,977

Kitz Corp.	4,300	30,407

Kyokuto Kaihatsu Kogyo Co., Ltd.	2,100	30,848

Meidensha Corp.	2,200	48,801

METAWATER Co., Ltd.	2,100	35,535

Mitsubishi Logisnext Co., Ltd.	2,800	29,085

Mitsuboshi Belting Ltd.	2,000	37,446

Morita Holdings Corp.	2,200	29,991

Nachi-Fujikoshi Corp.	1,000	41,093

Nikkiso Co., Ltd.	2,700	23,449

Nikko Co., Ltd.(a)	4,300	25,667

Nissei ASB Machine Co., Ltd.	300	10,352

Nitta Corp.	900	22,158

Noritake Co., Ltd.	1,000	44,992

Obara Group, Inc.(a)	900	31,459

Oiles Corp.	2,000	29,523

OKUMA Corp.	900	43,881

Organo Corp.	700	43,101

OSG Corp.	3,700	63,969

Sansei Technologies, Inc.	3,700	28,154

Shibaura Machine Co., Ltd.	2,800	69,188

Shibuya Corp.	900	24,844

Shinmaywa Industries Ltd.	5,300	44,414

Shinwa Co., Ltd.	1,900	41,482

Sodick Co., Ltd.(a)	3,700	30,343

Star Micronics Co., Ltd.	3,100	43,260

Sumitomo Heavy Industries Ltd.	3,800	100,164

Takeuchi Manufacturing Co., Ltd.	1,700	39,752

Takuma Co., Ltd.	2,800	39,274

Technoflex Corp.	1,700	15,419

Teikoku Electric Manufacturing Co., Ltd.	2,700	34,242

Tocalo Co., Ltd.	2,700	32,935

Tsubakimoto Chain Co.	2,200	68,716

Tsugami Corp.	1,700	25,963

Union Tool Co.	800	28,286

YAMABIKO Corp.	2,000	22,245

Total Machinery		2,128,682

Marine – 2.2%

Iino Kaiun Kaisha Ltd.(a)	10,900	51,288

Mitsui OSK Lines Ltd.(a)	3,800	257,477

Nippon Yusen K.K.(a)	8,400	636,164

NS United Kaiun Kaisha Ltd.(a)	2,000	73,762

Total Marine		1,018,691

Media – 1.1%

FAN Communications, Inc.	8,900	36,134

Gakken Holdings Co., Ltd.	1,300	14,226

Intage Holdings, Inc.	4,700	68,957

Kadokawa Corp.	2,200	122,447

Proto Corp.	1,900	26,191

SKY Perfect JSAT Holdings, Inc.	24,300	93,432

Tow Co., Ltd.	8,700	26,979

Tv Tokyo Holdings Corp.	1,100	21,956

ValueCommerce Co., Ltd.	1,000	42,796

Wowow, Inc.	2,300	50,236

Zenrin Co., Ltd.	2,100	20,290

Total Media		523,644

Metals & Mining – 2.7%

Asahi Holdings, Inc.	10,700	194,676

Daido Steel Co., Ltd.	1,900	81,143

Daiki Aluminium Industry Co., Ltd.(a)	5,700	84,804

Dowa Holdings Co., Ltd.	3,900	154,497

Godo Steel Ltd.	4,100	55,120

Kurimoto Ltd.	1,900	27,944

Kyoei Steel Ltd.	6,100	75,775

Maruichi Steel Tube Ltd.	6,000	139,601

Mitsubishi Materials Corp.	5,700	111,982

Mitsui Mining & Smelting Co., Ltd.	3,100	87,103

Toho Titanium Co., Ltd.	3,300	35,581

Tokyo Steel Manufacturing Co., Ltd.(a)	11,800	122,045

Tokyo Tekko Co., Ltd.(a)	1,200	17,165

UACJ Corp.*	1,153	30,340

Total Metals & Mining		1,217,776

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Multiline Retail – 0.5%

Izumi Co., Ltd.	3,200	$106,977

MrMax Holdings Ltd.(a)	2,300	14,079

Takashimaya Co., Ltd.(a)	10,700	119,971

Total Multiline Retail		241,027

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co., Ltd.	9,100	207,243

Itochu Enex Co., Ltd.(a)	12,200	110,109

Iwatani Corp.	2,500	147,210

Sala Corp.	5,700	32,951

San-Ai Oil Co., Ltd.	4,000	53,273

Sinanen Holdings Co., Ltd.	1,000	32,624

Total Oil, Gas & Consumable Fuels		583,410

Paper & Forest Products – 0.7%

Daiken Corp.	2,000	42,124

Daio Paper Corp.	4,800	90,214

Hokuetsu Corp.(a)	14,700	90,644

Nippon Paper Industries Co., Ltd.(a)	7,900	84,257

Total Paper & Forest Products		307,239

Personal Products – 0.6%

Kitanotatsujin Corp.(a)	3,900	16,358

Mandom Corp.	3,000	43,182

Milbon Co., Ltd.	700	42,976

Noevir Holdings Co., Ltd.	3,000	143,312

Shinnihonseiyaku Co., Ltd.(a)	900	15,221

Total Personal Products		261,049

Pharmaceuticals – 2.1%

Fuji Pharma Co., Ltd.	2,200	23,070

Kaken Pharmaceutical Co., Ltd.	5,100	210,033

KYORIN Holdings, Inc.	7,900	126,103

Mochida Pharmaceutical Co., Ltd.	1,800	55,174

Nichi-iko Pharmaceutical Co., Ltd.(a)	4,200	33,841

Sawai Group Holdings Co., Ltd.	3,700	172,440

Seikagaku Corp.	3,300	31,410

Towa Pharmaceutical Co., Ltd.	2,700	76,711

Tsumura & Co.	5,100	163,639

ZERIA Pharmaceutical Co., Ltd.(a)	3,100	57,207

Total Pharmaceuticals		949,628

Professional Services – 2.4%

Altech Corp.	2,650	48,974

BayCurrent Consulting, Inc.	200	101,815

BeNext-Yumeshin Group Co.	6,235	73,205

en Japan, Inc.	2,800	102,012

Forum Engineering, Inc.(a)	3,200	26,902

FULLCAST Holdings Co., Ltd.	1,700	34,693

Funai Soken Holdings, Inc.	1,840	50,133

IR Japan Holdings Ltd.	300	33,260

JAC Recruitment Co., Ltd.	4,000	78,692

Meitec Corp.	2,300	127,600

Nexyz Group Corp.	1,800	15,003

Nisso Corp.	2,300	14,966

Nomura Co., Ltd.	8,800	79,660

Outsourcing, Inc.	4,300	78,042

SMS Co., Ltd.	900	32,951

Tanseisha Co., Ltd.(a)	4,900	38,866

TechnoPro Holdings, Inc.	3,900	118,320

Weathernews, Inc.	700	41,344

Total Professional Services		1,096,438

Real Estate Management & Development – 2.6%

Aoyama Zaisan Networks Co., Ltd.	2,900	26,745

Daibiru Corp.(a)	4,100	60,705

Goldcrest Co., Ltd.	4,200	63,729

Heiwa Real Estate Co., Ltd.	2,800	97,244

Ichigo, Inc.	25,000	82,904

Katitas Co., Ltd.	2,200	78,181

Keihanshin Building Co., Ltd.	3,100	39,231

Nippon Commercial Development Co., Ltd.(a)	2,300	35,951

Raysum Co., Ltd.(a)	4,800	32,911

SAMTY Co., Ltd.	4,200	88,423

Shinoken Group Co., Ltd.	5,000	52,117

Star Mica Holdings Co., Ltd.	1,100	15,212

Starts Corp., Inc.	3,900	93,153

Sun Frontier Fudousan Co., Ltd.	5,200	52,198

Takara Leben Co., Ltd.	15,700	45,450

TOC Co., Ltd.	4,000	23,661

Tokyo Tatemono Co., Ltd.	16,500	262,344

Tosei Corp.	4,000	43,236

Total Real Estate Management & Development		1,193,395

Road & Rail – 1.4%

Fukuyama Transporting Co., Ltd.	1,000	43,737

Hamakyorex Co., Ltd.	1,100	33,274

Ichinen Holdings Co., Ltd.	1,900	22,376

Maruzen Showa Unyu Co., Ltd.	1,100	35,393

Nikkon Holdings Co., Ltd.	3,700	76,769

Nishi-Nippon Railroad Co., Ltd.(a)	1,800	45,849

Sakai Moving Service Co., Ltd.	300	13,068

Sankyu, Inc.	2,700	125,351

Seino Holdings Co., Ltd.	14,200	172,958

Senko Group Holdings Co., Ltd.(a)	9,900	91,125

Total Road & Rail		659,900

Semiconductors & Semiconductor Equipment – 1.4%

Ferrotec Holdings Corp.	2,000	57,181

Japan Material Co., Ltd.(a)	3,200	37,428

Mimasu Semiconductor Industry Co., Ltd.	1,300	28,604

Optorun Co., Ltd.	2,800	58,698

Rorze Corp.	300	21,618

SCREEN Holdings Co., Ltd.	700	60,291

Shibaura Mechatronics Corp.(a)	400	24,235

Shinko Electric Industries Co., Ltd.(a)	3,700	124,024

Tokyo Seimitsu Co., Ltd.	1,900	78,589

Ulvac, Inc.	2,100	120,645

Yamaichi Electronics Co., Ltd.	2,300	34,219

Total Semiconductors & Semiconductor Equipment		645,532

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

Investments	Shares	Value

Software – 0.8%

Broadleaf Co., Ltd.	4,900	$25,208

Computer Engineering & Consulting Ltd.	2,100	24,863

Cresco Ltd.	1,900	34,518

Cybernet Systems Co., Ltd.	2,800	16,212

Digital Arts, Inc.	200	16,240

Fuji Soft, Inc.	700	36,827

Fukui Computer Holdings, Inc.	800	31,046

Miroku Jyoho Service Co., Ltd.	1,200	18,284

SRA Holdings	2,200	58,029

Systena Corp.	3,900	79,066

UNITED, Inc.	1,300	19,341

Total Software		359,634

Specialty Retail – 2.9%

Adastria Co., Ltd.	2,222	40,925

Alleanza Holdings Co., Ltd.(a)	2,000	25,472

Alpen Co., Ltd.	1,700	47,385

Arcland Sakamoto Co., Ltd.(a)	1,300	20,343

Autobacs Seven Co., Ltd.(a)	7,300	97,290

Bic Camera, Inc.	6,900	65,862

Chiyoda Co., Ltd.	5,900	45,000

DCM Holdings Co., Ltd.	9,900	96,094

EDION Corp.(a)	10,200	96,355

Geo Holdings Corp.	2,000	22,604

Honeys Holdings Co., Ltd.	2,800	27,780

Joshin Denki Co., Ltd.	1,100	24,923

Joyful Honda Co., Ltd.	6,200	86,242

Keiyo Co., Ltd.(a)	3,300	23,987

Kohnan Shoji Co., Ltd.	1,800	59,529

Kojima Co., Ltd.(a)	3,700	22,417

Komeri Co., Ltd.	2,300	55,719

Nafco Co., Ltd.(a)	1,900	31,657

Nojima Corp.	2,100	54,262

PAL GROUP Holdings Co., Ltd.	4,300	71,837

PC Depot Corp.(a)	3,700	15,553

T-Gaia Corp.	4,700	83,701

VT Holdings Co., Ltd.(a)	13,254	65,572

World Co., Ltd.*(a)	3,100	41,620

Xebio Holdings Co., Ltd.	4,900	49,889

Yellow Hat Ltd.	3,000	52,539

Total Specialty Retail		1,324,557

Technology Hardware, Storage & Peripherals – 0.5%

Eizo Corp.	1,200	45,978

Elecom Co., Ltd.	3,800	61,066

MCJ Co., Ltd.	7,800	84,100

Wacom Co., Ltd.	5,100	32,636

Total Technology Hardware, Storage & Peripherals		223,780

Textiles, Apparel & Luxury Goods – 1.6%

Asics Corp.	5,000	114,811

Baroque Japan Ltd.	5,300	42,419

Fujibo Holdings, Inc.	1,000	38,091

Gunze Ltd.	1,200	47,000

Japan Wool Textile Co., Ltd. (The)	7,300	66,539

Kurabo Industries Ltd.	1,800	33,233

Onward Holdings Co., Ltd.	37,839	122,767

Seiko Holdings Corp.	5,000	101,411

Seiren Co., Ltd.(a)	3,100	58,430

Wacoal Holdings Corp.	2,800	59,551

Yondoshi Holdings, Inc.	2,300	37,765

Total Textiles, Apparel & Luxury Goods		722,017

Thrifts & Mortgage Finance – 0.1%
Aruhi Corp.	2,000	23,410

Trading Companies & Distributors – 3.2%

Advan Group Co., Ltd.	2,000	17,549

Alconix Corp.	2,000	29,039

Chori Co., Ltd.	1,300	22,242

Gecoss Corp.	4,000	31,620

Hanwa Co., Ltd.	1,900	59,176

Inaba Denki Sangyo Co., Ltd.	3,200	78,297

Inabata & Co., Ltd.	4,300	66,750

Kamei Corp.	2,200	24,825

Kanamoto Co., Ltd.	2,200	51,739

Kanematsu Corp.	10,000	124,670

Nagase & Co., Ltd.	9,900	167,876

Nichiden Corp.	1,200	25,597

Nippon Steel Trading Corp.	2,096	95,055

Nishio Rent All Co., Ltd.	1,800	47,559

Onoken Co., Ltd.(a)	2,700	40,388

Sanyo Trading Co., Ltd.	2,700	28,385

Sojitz Corp.	23,200	382,595

Trusco Nakayama Corp.	1,200	31,254

Wakita & Co., Ltd.	3,300	32,120

Yamazen Corp.	3,700	35,715

Yuasa Trading Co., Ltd.	2,000	54,313

Total Trading Companies & Distributors		1,446,764

Transportation Infrastructure – 0.5%

Kamigumi Co., Ltd.	4,900	103,423

Mitsubishi Logistics Corp.	2,900	86,292

Nissin Corp.	1,300	19,283

Total Transportation Infrastructure		208,998

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	2,300	112,346
TOTAL COMMON STOCKS (Cost: $45,011,372)		45,265,846

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%

United States – 7.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)
(Cost: $3,297,773)	3,297,773	3,297,773

TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $48,309,145)		48,563,619

Other Assets less Liabilities – (6.2)%		(2,856,213)

NET ASSETS – 100.0%		$45,707,406

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2021

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,239,562 and the total market value of the collateral held by the Fund was $5,522,764. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,224,991.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2021	1,237,492,455	JPY	11,091,067	USD	$128	$—
Bank of America N.A.	10/5/2021	7,763,747	USD	852,700,873	JPY	121,299	—
Bank of America N.A.	11/4/2021	11,486,946	USD	1,281,412,476	JPY	—	(237)
Citibank N.A.	10/5/2021	1,237,486,686	JPY	11,091,065	USD	78	—
Citibank N.A.	10/5/2021	7,763,747	USD	852,696,991	JPY	121,334	—
Citibank N.A.	11/4/2021	11,486,944	USD	1,281,409,956	JPY	—	(216)
Goldman Sachs	10/5/2021	1,237,490,236	JPY	11,091,067	USD	108	—
Goldman Sachs	10/5/2021	7,763,747	USD	852,691,556	JPY	121,383	—
Goldman Sachs	10/5/2021	13,309,280	USD	1,453,226,973	JPY	284,535	—
Goldman Sachs	11/4/2021	11,486,946	USD	1,281,407,881	JPY	—	(196)
JP Morgan Chase Bank N.A.	10/5/2021	1,237,489,127	JPY	11,091,067	USD	98	—
JP Morgan Chase Bank N.A.	10/5/2021	7,763,745	USD	852,695,995	JPY	121,341	—
JP Morgan Chase Bank N.A.	11/4/2021	11,486,946	USD	1,281,412,476	JPY	—	(237)
						$770,304	$(886)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Banks	$2,879,948	$117,095	$—	$2,997,043
Construction & Engineering	2,751,293	207,622	—	2,958,915
Food & Staples Retailing	1,080,113	67,193	—	1,147,306
Other	38,162,582	—	—	38,162,582
Investment of Cash Collateral for Securities Loaned	—	3,297,773	—	3,297,773
Total Investments in Securities	$44,873,936	$3,689,683	$—	$48,563,619
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$770,304	$—	$770,304
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(886)	$—	$(886)
Total – Net	$44,873,936	$4,459,101	$—	$49,333,037
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

40	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2021

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,720,086,270	$48,127,403	$27,538,331	$842,142,481	$1,773,698,470	$48,309,145

Investment in affiliates, at cost (Note 3)	—	—	—	882,631	—	—

Foreign currency, at cost	1,912,521	14,315	29,744	163,202	751,619	43,548
Investments in securities, at value[1,2] (Note 2)	2,078,508,668	53,967,255	31,064,878	1,048,195,309	1,846,057,607	48,563,619

Investment in affiliates, at value (Note 3)	—	—	—	1,169,894	—	—

Cash	927,472	1,483	1,276	554,730	2,501,942	47,446

Foreign currency, at value	1,873,396	14,234	29,014	163,212	746,943	43,510

Unrealized appreciation on foreign currency contracts	40,451,374	1,045,530	615,948	18,645,763	28,538,246	770,304

Receivables:

Dividends	415,185	22,521	—	3,008,240	16,828,467	407,458

Securities lending income	10,788	1,194	—	11,166	6,941	1,231

Foreign tax reclaims	4,441,987	150,040	420,554	2,549,574	—	—
Total Assets	2,126,628,870	55,202,257	32,131,670	1,074,297,888	1,894,680,146	49,833,568
LIABILITIES:

Unrealized depreciation on foreign currency contracts	26,303	685	409	52,895	1,159,957	886

Payables:

Cash collateral received for securities loaned (Note 2)	32,724,682	905,426	—	5,433,597	11,800,278	3,297,773

Investment securities purchased	37,361,945	974,204	546,091	15,318,834	27,976,043	810,110

Advisory fees (Note 3)	1,006,475	26,120	12,682	516,989	718,994	17,263

Service fees (Note 2)	7,635	198	117	3,922	6,590	130
Total Liabilities	71,127,040	1,906,633	559,299	21,326,237	41,661,862	4,126,162
NET ASSETS	$2,055,501,830	$53,295,624	$31,572,371	$1,052,971,651	$1,853,018,284	$45,707,406
NET ASSETS:

Paid-in capital	$3,861,220,461	$72,392,895	$61,662,514	$877,501,818	$3,492,375,096	$68,562,034

Total distributable earnings (loss)	(1,805,718,631)	(19,097,271)	(30,090,143)	175,469,833	(1,639,356,812)	(22,854,628)
NET ASSETS	$2,055,501,830	$53,295,624	$31,572,371	$1,052,971,651	$1,853,018,284	$45,707,406
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	27,000,000	1,500,000	900,000	24,300,000	29,150,000	1,000,000
Net asset value per share	$76.13	$35.53	$35.08	$43.33	$63.57	$45.71
[1] Includes market value of securities out on loan of:	$38,470,136	$939,713	—	$52,958,251	$25,833,872	$5,239,562
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	41

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$27,415,693	$759,259	$696,251	$19,629,361	$22,631,473	$488,211

Dividends from affiliates (Note 3)	—	—	—	19,816	—	—

Non-cash dividends	3,206,159	52,379	—	17,804	—	—

Other income (Note 6)	91,988	57,309	—	—	—	—

Securities lending income, net (Note 2)	260,950	12,894	—	42,577	93,093	4,132
Total investment income	30,974,790	881,841	696,251	19,709,558	22,724,566	492,343
EXPENSES:

Advisory fees (Note 3)	5,906,364	132,075	77,377	2,931,956	4,306,986	91,812

Service fees (Note 2)	44,806	1,002	710	22,242	39,481	697

Other fees (Note 6)	26,950	17,358	—	—	—	—
Total expenses	5,978,120	150,435	78,087	2,954,198	4,346,467	92,509
Expense waivers (Note 3)	—	—	—	(1,861)	—	—
Net expenses	5,978,120	150,435	78,087	2,952,337	4,346,467	92,509
Net investment income	24,996,670	731,406	618,164	16,757,221	18,378,099	399,834
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,018,119)	125,919	(201,826)	(836,685)	(9,159,679)	(451,599)

Investment transactions in affiliates (Note 3)	—	—	—	110,708	—	—

In-kind redemptions	9,102,936	—	—	—	59,617,475	—

Foreign currency contracts	57,115,781	1,182,199	899,198	26,159,208	51,087,116	900,317

Foreign currency related transactions	(228,433)	(7,078)	(4,014)	(374,510)	185,640	1,706
Net realized gain	61,972,165	1,301,040	693,358	25,058,721	101,730,552	450,424
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	50,798,147	597,719	(177,748)	27,510,279	(443,625)	236,779

Investment transactions in affiliates (Note 3)	—	—	—	(74,269)	—	—

Foreign currency contracts	(18,901,684)	(118,641)	(325,115)	(4,524,868)	(29,526,008)	(297,332)

Translation of assets and liabilities denominated in foreign currencies	(182,889)	(5,568)	(11,105)	57,697	74,352	2,389
Net increase (decrease) in unrealized appreciation/depreciation	31,713,574	473,510	(513,968)	22,968,839	(29,895,281)	(58,164)
Net realized and unrealized gain on investments	93,685,739	1,774,550	179,390	48,027,560	71,835,271	392,260
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,682,409	$2,505,956	$797,554	$64,784,781	$90,213,370	$792,094
[1] Net of foreign withholding tax of:	$3,889,519	$144,755	$109,756	$733,245	$2,516,610	$54,275

See Notes to Financial Statements.

42	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$24,996,670	$54,377,375	$731,406	$1,365,252	$618,164	$1,037,775

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	61,972,165	(582,339,314)	1,301,040	(14,664,028)	693,358	(5,635,798)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	31,713,574	1,251,892,332	473,510	29,161,949	(513,968)	19,346,445
Net increase in net assets resulting from operations	118,682,409	723,930,393	2,505,956	15,863,173	797,554	14,748,422
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(30,069,750)	(53,199,944)	(826,500)	(1,413,257)	(684,000)	(1,043,996)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	55,365,070	42,516,333	14,263,171	—	—	—

Cost of shares redeemed	(26,143,851)	(975,850,079)	—	(26,293,657)	—	(11,867,822)

Net increase (decrease) in net assets resulting from capital share transactions	29,221,219	(933,333,746)	14,263,171	(26,293,657)	—	(11,867,822)
Net Increase (Decrease) in Net Assets	117,833,878	(262,603,297)	15,942,627	(11,843,741)	113,554	1,836,604
NET ASSETS:

Beginning of period	$1,937,667,952	$2,200,271,249	$37,352,997	$49,196,738	$31,458,817	$29,622,213

End of period	$2,055,501,830	$1,937,667,952	$53,295,624	$37,352,997	$31,572,371	$31,458,817
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	26,650,000	42,450,000	1,100,000	2,100,000	900,000	1,300,000

Shares created	700,000	650,000	400,000	—	—	—

Shares redeemed	(350,000)	(16,450,000)	—	(1,000,000)	—	(400,000)
Shares outstanding, end of period	27,000,000	26,650,000	1,500,000	1,100,000	900,000	900,000

See Notes to Financial Statements.

WisdomTree Trust	43

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$16,757,221	$18,842,679	$18,378,099	$32,351,041	$399,834	$545,208

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	25,058,721	(8,931,167)	101,730,552	(47,209,430)	450,424	(3,219,356)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,968,839	231,873,633	(29,895,281)	630,004,213	(58,164)	12,647,009

Net increase from payment by affiliate	—	1,756,103	—	22,753	—	—
Net increase in net assets resulting from operations	64,784,781	243,541,248	90,213,370	615,168,577	792,094	9,972,861
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,186,750)	(20,307,783)	(16,457,510)	(43,598,753)	(342,171)	(1,037,117)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	108,882,564	167,467,543	380,219,670	234,513,759	13,925,653	—

Cost of shares redeemed	—	(83,555,794)	(275,715,977)	(841,125,421)	—	(21,653,342)
Net increase (decrease) in net assets resulting from capital share transactions	108,882,564	83,911,749	104,503,693	(606,611,662)	13,925,653	(21,653,342)
Net Increase (Decrease) in Net Assets	153,480,595	307,145,214	178,259,553	(35,041,838)	14,375,576	(12,717,598)
NET ASSETS:

Beginning of period	$899,491,056	$592,345,842	$1,674,758,731	$1,709,800,569	$31,331,830	$44,049,428

End of period	$1,052,971,651	$899,491,056	$1,853,018,284	$1,674,758,731	$45,707,406	$31,331,830
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	21,850,000	19,350,000	27,450,000	40,100,000	700,000	1,300,000

Shares created	2,450,000	4,750,000	6,200,000	4,200,000	300,000	—
Shares redeemed	—	(2,250,000)	(4,500,000)	(16,850,000)	—	(600,000)
Shares outstanding, end of period	24,300,000	21,850,000	29,150,000	27,450,000	1,000,000	700,000

See Notes to Financial Statements.

44	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$72.71	$51.83	$63.90	$62.67	$62.80	$52.04
Investment operations:

Net investment income[1]	0.95	1.76	1.52	1.79	1.23	1.70

Net realized and unrealized gain (loss)	3.61	20.86	(12.21)	0.90	0.08	10.59
Total from investment operations	4.56	22.62	(10.69)	2.69	1.31	12.29
Dividends and distributions to shareholders:

Net investment income	(1.14)	(1.74)	(1.38)	(1.29)	(1.44)	(1.53)

Tax return of capital	—	—	—	(0.17)	—	—
Total dividends and distributions to shareholders	(1.14)	(1.74)	(1.38)	(1.46)	(1.44)	(1.53)
Net asset value, end of period	$76.13	$72.71	$51.83	$63.90	$62.67	$62.80

TOTAL RETURN[2]	6.26%	44.22%	(17.15)%	4.33%	2.03%	24.20%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,055,502	$1,937,668	$2,200,271	$3,744,358	$6,332,946	$9,300,174

Ratios to average net assets of:

Expenses	0.59%[3,5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.45%[3]	2.81%	2.29%	2.86%	1.91%	3.13%
Portfolio turnover rate[4]	4%	55%	26%	18%	20%	24%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$33.96	$23.43	$30.17	$30.62	$28.29	$23.90
Investment operations:

Net investment income[1]	0.58	1.02	1.22	1.06	0.74	0.81

Net realized and unrealized gain (loss)	1.71	10.56	(6.92)	(0.89)	2.05	4.25
Total from investment operations	2.29	11.58	(5.70)	0.17	2.79	5.06
Dividends and distributions to shareholders:

Net investment income	(0.72)	(1.05)	(1.04)	(0.62)	(0.45)	(0.67)

Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.72)	(1.05)	(1.04)	(0.62)	(0.46)	(0.67)
Net asset value, end of period	$35.53	$33.96	$23.43	$30.17	$30.62	$28.29

TOTAL RETURN[2]	6.75%	50.50%	(19.62)%	0.54%	9.88%	21.62%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$53,296	$37,353	$49,197	$120,671	$154,624	$155,594

Ratios to average net assets of:

Expenses	0.62%[3,5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	3.21%[3]	3.59%	3.99%	3.55%	2.43%	3.27%
Portfolio turnover rate[4]	7%	77%	49%	37%	37%	41%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	45

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$34.95	$22.79	$28.63	$30.95	$30.40	$25.54
Investment operations:

Net investment income[1]	0.69	0.98	0.88	1.10	0.87	0.84

Net realized and unrealized gain (loss)	0.20	12.16	(5.87)	(2.64)	0.54	4.99
Total from investment operations	0.89	13.14	(4.99)	(1.54)	1.41	5.83
Dividends and distributions to shareholders:

Net investment income	(0.76)	(0.98)	(0.85)	(0.59)	(0.64)	(0.97)

Tax return of capital	—	—	—	(0.19)	(0.22)	—
Total dividends and distributions to shareholders	(0.76)	(0.98)	(0.85)	(0.78)	(0.86)	(0.97)
Net asset value, end of period	$35.08	$34.95	$22.79	$28.63	$30.95	$30.40

TOTAL RETURN[2]	2.51%	58.59%	(18.06)%	(5.07)%	4.63%	23.62%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,572	$31,459	$29,622	$51,541	$91,302	$124,648

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.83%[3]	3.38%	2.95%	3.66%	2.78%	3.14%
Portfolio turnover rate[4]	5%	46%	41%	16%	20%	28%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$41.17	$30.61	$32.14	$30.78	$28.39	$25.73
Investment operations:

Net investment income[1]	0.73	0.88	0.78	0.64	0.58	0.56

Net realized and unrealized gain (loss)	2.29	10.54	(1.59)	0.83	1.99	2.80

Net increase from payment by affiliate	—	0.08	—	—	—	—
Total from investment operations	3.02	11.50	(0.81)	1.47	2.57	3.36
Dividends to shareholders:

Net investment income	(0.86)	(0.94)	(0.72)	(0.11)	(0.18)	(0.70)
Net asset value, end of period	$43.33	$41.17	$30.61	$32.14	$30.78	$28.39

TOTAL RETURN[2]	7.29%	37.85%[5]	(2.70)%	4.78%	9.05%	13.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,052,972	$899,491	$592,346	$438,708	$543,192	$479,727

Ratios to average net assets of:

Expenses	0.58%[3,6,7]	0.58%[6,7]	0.58%[6,7]	0.58%	0.58%	0.58%

Net investment income	3.31%[3,6]	2.37%[6]	2.32%[6]	2.07%	1.89%	2.14%
Portfolio turnover rate[4]	2%	67%	61%	56%	42%	53%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

46	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$61.01	$42.64	$50.42	$55.76	$50.40	$43.85
Investment operations:

Net investment income[1]	0.63	1.02	1.05	1.06	0.92	0.86

Net realized and unrealized gain (loss)	2.47	18.73	(7.52)	(5.03)	5.81	6.67

Net increase from payment by affiliate	—	0.00 [2]	—	—	—	—
Total from investment operations	3.10	19.75	(6.47)	(3.97)	6.73	7.53
Dividends to shareholders:

Net investment income	(0.54)	(1.38)	(1.31)	(1.37)	(1.37)	(0.98)
Net asset value, end of period	$63.57	$61.01	$42.64	$50.42	$55.76	$50.40

TOTAL RETURN[3]	5.11%	46.97%[4]	(13.26)%	(7.20)%	13.45%	17.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,853,018	$1,674,759	$1,709,801	$3,254,417	$6,607,000	$8,411,670

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.05%[5]	2.03%	2.08%	1.96%	1.67%	1.91%
Portfolio turnover rate[6]	3%	25%	20%	23%	18%	37%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$44.76	$33.88	$39.57	$44.13	$37.28	$31.24
Investment operations:

Net investment income[1]	0.56	0.64	0.75	0.51	0.64	0.70

Net realized and unrealized gain (loss)	0.87	11.45	(5.52)	(4.31)	6.91	5.94
Total from investment operations	1.43	12.09	(4.77)	(3.80)	7.55	6.64
Dividends to shareholders:

Net investment income	(0.48)	(1.21)	(0.92)	(0.76)	(0.70)	(0.60)
Net asset value, end of period	$45.71	$44.76	$33.88	$39.57	$44.13	$37.28

TOTAL RETURN[3]	3.26%	36.31%	(12.41)%	(8.77)%	20.42%	21.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$45,707	$31,332	$44,049	$83,097	$207,434	$115,561

Ratios to average net assets of:

Expenses	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.53%[5]	1.67%	1.90%	1.20%	1.51%	2.11%
Portfolio turnover rate[6]	3%	41%	36%	38%	30%	48%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged .

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	47

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso,

48	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the

WisdomTree Trust	49

Notes to Financial Statements (unaudited) (continued)

transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2021 and open positions in such derivatives as of September 30, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$40,451,374	Unrealized depreciation on foreign currency contracts	$26,303
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,045,530	Unrealized depreciation on foreign currency contracts	685
Germany Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	615,948	Unrealized depreciation on foreign currency contracts	409
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	18,645,763	Unrealized depreciation on foreign currency contracts	52,895
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	28,538,246	Unrealized depreciation on foreign currency contracts	1,159,957
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	770,304	Unrealized depreciation on foreign currency contracts	886

50	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$57,115,781	$(18,901,684)
Europe Hedged SmallCap Equity Fund
Foreign currency risk	1,182,199	(118,641)
Germany Hedged Equity Fund
Foreign currency risk	899,198	(325,115)
International Hedged Quality Dividend Growth Fund
Foreign currency risk	26,159,208	(4,524,868)
Japan Hedged Equity Fund
Foreign currency risk	51,087,116	(29,526,008)
Japan Hedged SmallCap Equity Fund
Foreign currency risk	900,317	(297,332)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2021, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign currency risk	$2,002,839,103	$4,023,608,828
Europe Hedged SmallCap Equity Fund
Foreign currency risk	44,753,221	89,963,947
Germany Hedged Equity Fund
Foreign currency risk	31,621,557	63,615,247
International Hedged Quality Dividend Growth Fund
Foreign currency risk	989,860,282	1,989,443,289
Japan Hedged Equity Fund
Foreign currency risk	1,818,185,211	3,604,435,006
Japan Hedged SmallCap Equity Fund
Foreign currency risk	32,552,769	65,476,494

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using

WisdomTree Trust	51

Notes to Financial Statements (unaudited) (continued)

exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2021, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a foreign currency contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a foreign currency contract, it may receive collateral from the counterparty. In the event of a default or inability of counterparties to meet the terms of their contracts, the non-defaulting party generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the contract terms.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency

52	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the

WisdomTree Trust	53

Notes to Financial Statements (unaudited) (continued)

market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged Equity Fund
Securities Lending	$38,470,136	$—	$(38,470,136)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	40,451,374	(26,303)	—	40,425,071	26,303	(26,303)	—	—
Europe Hedged SmallCap Equity Fund
Securities Lending	939,713	—	(939,713)[1]	—	—	—	—	—
Foreign Currency Contracts	1,045,530	(679)	—	1,044,851	685	(679)	—	6
Germany Hedged Equity Fund
Foreign Currency Contracts	615,948	(399)	—	615,549	409	(399)	—	10
International Hedged Quality Dividend Growth Fund
Securities Lending	52,958,251	—	(52,958,251)[1]	—	—	—	—	—
Foreign Currency Contracts	18,645,763	(52,895)	—	18,592,868	52,895	(52,895)	—	—
Japan Hedged Equity Fund
Securities Lending	25,833,872	—	(25,833,872)[1]	—	—	—	—	—
Foreign Currency Contracts	28,538,246	(1,159,957)	—	27,378,289	1,159,957	(1,159,957)	—	—
Japan Hedged SmallCap Equity Fund
Securities Lending	5,239,562	—	(5,239,562)[1]	—	—	—	—	—
Foreign Currency Contracts	770,304	(886)	—	769,418	886	(886)	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The

54	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2021, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2021		For the six months ended September 30, 2021

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	—	$—	$15
Japan Hedged Equity Fund	21	1,326	21

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Trust	55

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$116,292,267	$82,559,524	$50,884,092	$26,697,259
Europe Hedged SmallCap Equity Fund	4,044,244	2,958,298	14,160,536	—
Germany Hedged Equity Fund	1,975,777	1,551,729	—	—
International Hedged Quality Dividend Growth Fund	64,316,000	21,941,660	86,571,065	—
Japan Hedged Equity Fund	93,858,923	55,815,907	360,925,811	262,203,415
Japan Hedged SmallCap Equity Fund	1,905,124	919,556	13,732,739	—

6. FEDERAL INCOME TAXES

At September 30, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,732,980,150	$476,896,513	$(131,367,995)	$345,528,518	$—	$—	$—	$345,528,518
Europe Hedged SmallCap Equity Fund	48,417,363	7,607,559	(2,057,667)	5,549,892	—	(6)	(6)	5,549,886
Germany Hedged Equity Fund	27,754,815	5,647,967	(2,337,904)	3,310,063	—	(10)	(10)	3,310,053
International Hedged Quality Dividend Growth Fund	845,041,471	221,943,650	(17,619,918)	204,323,732	1,217,551	(7,383)	1,210,168	205,533,900
Japan Hedged Equity Fund	1,781,210,781	238,402,574	(173,555,748)	64,846,826	—	(265)	(265)	64,846,561
Japan Hedged SmallCap Equity Fund	48,367,928	3,629,814	(3,434,123)	195,691	—	—	—	195,691
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as

56	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2021, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

WisdomTree Trust	57

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The

58	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the

WisdomTree Trust	59

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

60	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	61

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-5597

WisdomTree Trust

Semi-Annual Report

September 30, 2021

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	18.8%
Industrials	18.6%
Consumer Staples	17.9%
Materials	12.3%
Consumer Discretionary	6.8%
Information Technology	6.0%
Financials	5.7%
Communication Services	5.5%
Utilities	5.0%
Energy	1.9%
Real Estate	1.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Roche Holding AG	4.5%
British American Tobacco PLC	4.1%
Nestle S.A., Registered Shares	3.9%
GlaxoSmithKline PLC	3.8%
Rio Tinto PLC	3.8%
Siemens AG, Registered Shares	3.6%
Sanofi	3.0%
Deutsche Telekom AG, Registered Shares	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Unilever PLC	2.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,052.80	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.28%	20.75%	10.67%	10.34%	5.83%
Fund Market Price Returns	5.14%	20.34%	10.67%	10.27%	5.76%
WisdomTree Europe Quality Dividend Growth Index	5.53%	21.32%	11.22%	10.90%	6.35%
MSCI Europe Index	5.75%	27.25%	7.81%	8.85%	3.93%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.0%
Financials	15.8%
Consumer Discretionary	11.1%
Materials	8.8%
Information Technology	8.6%
Health Care	8.1%
Energy	7.1%
Consumer Staples	5.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	2.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Chemometec A/S	2.3%
Kardex Holding AG, Registered Shares	2.3%
Ferrexpo PLC	2.2%
Jupiter Fund Management PLC	2.0%
Drax Group PLC	1.9%
Anima Holding SpA	1.8%
TGS ASA	1.7%
VERBIO Vereinigte BioEnergie AG	1.7%
Europris ASA	1.7%
Piaggio & C. SpA	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,057.90	0.59%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.79%	39.11%	7.85%	9.06%	11.85%
Fund Market Price Returns	5.33%	38.96%	7.80%	8.99%	11.88%
WisdomTree Europe SmallCap Dividend Index	5.96%	40.24%	8.34%	9.53%	12.58%
MSCI Europe Small Cap Index	6.44%	36.43%	10.68%	11.68%	12.62%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Utilities	14.2%
Materials	14.1%
Communication Services	12.7%
Industrials	10.2%
Real Estate	9.9%
Consumer Staples	9.5%
Consumer Discretionary	8.8%
Health Care	8.1%
Energy	6.1%
Information Technology	5.6%
Investment Company	0.3%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Equinor ASA	2.5%
Naturgy Energy Group S.A.	2.1%
Fortum Oyj	2.0%
Fortescue Metals Group Ltd.	2.0%
Canon, Inc.	1.9%
Vodafone Group PLC	1.8%
BASF SE	1.8%
Woodside Petroleum Ltd.	1.8%
Telstra Corp., Ltd.	1.7%
SSE PLC	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada and excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,003.00	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.30%	20.84%	3.76%	5.57%	5.01%
Fund Market Price Returns	-0.31%	19.82%	3.70%	5.39%	5.07%
WisdomTree International Dividend ex-Financials Index	0.48%	21.43%	4.10%	5.92%	5.31%
MSCI EAFE Value Index	2.01%	30.66%	3.04%	5.96%	5.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.5%
Health Care	13.3%
Industrials	13.1%
Consumer Staples	11.2%
Materials	9.9%
Consumer Discretionary	8.2%
Communication Services	8.1%
Utilities	6.7%
Information Technology	5.4%
Real Estate	4.3%
Energy	2.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	2.2%
Novartis AG, Registered Shares	2.1%
Roche Holding AG	1.9%
GlaxoSmithKline PLC	1.5%
British American Tobacco PLC	1.2%
Sanofi	1.2%
Unilever PLC	1.1%
SoftBank Corp.	1.1%
AstraZeneca PLC	1.1%
Commonwealth Bank of Australia	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,029.80	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.98%	20.85%	3.26%	5.97%	6.53%
Fund Market Price Returns	2.94%	20.52%	3.33%	5.87%	6.64%
WisdomTree International Equity Index	3.16%	21.38%	3.57%	6.28%	6.75%
MSCI EAFE Index	4.70%	25.73%	7.62%	8.81%	8.10%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.6%
Communication Services	12.4%
Materials	11.0%
Health Care	10.9%
Utilities	10.6%
Industrials	8.8%
Consumer Staples	5.6%
Real Estate	5.2%
Energy	3.9%
Consumer Discretionary	3.6%
Information Technology	1.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	3.9%
GlaxoSmithKline PLC	2.8%
British American Tobacco PLC	2.2%
Sanofi	2.2%
SoftBank Corp.	2.0%
Allianz SE, Registered Shares	1.8%
Commonwealth Bank of Australia	1.8%
Rio Tinto PLC	1.8%
Equinor ASA	1.8%
Fortescue Metals Group Ltd.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.90	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.09%	21.34%	1.28%	4.40%	5.19%
Fund Market Price Returns	-0.42%	20.59%	1.30%	4.28%	5.25%
WisdomTree International High Dividend Index	0.20%	21.92%	1.59%	4.67%	5.49%
MSCI EAFE Value Index	2.01%	30.66%	3.04%	5.96%	5.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.9%
Health Care	16.8%
Consumer Staples	12.9%
Industrials	10.5%
Materials	9.8%
Communication Services	8.6%
Consumer Discretionary	8.3%
Utilities	6.0%
Information Technology	4.7%
Real Estate	2.7%
Energy	2.0%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	3.1%
Novartis AG, Registered Shares	2.8%
Roche Holding AG	2.6%
GlaxoSmithKline PLC	2.0%
British American Tobacco PLC	1.6%
Sanofi	1.6%
Unilever PLC	1.5%
SoftBank Corp.	1.5%
AstraZeneca PLC	1.4%
Allianz SE, Registered Shares	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,030.60	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.06%	19.84%	3.01%	5.62%	5.92%
Fund Market Price Returns	2.71%	19.39%	3.07%	5.53%	6.04%
WisdomTree International LargeCap Dividend Index	3.18%	20.33%	3.28%	5.88%	6.18%
MSCI EAFE Index	4.70%	25.73%	7.62%	8.81%	8.10%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	17.1%
Financials	16.8%
Utilities	10.8%
Real Estate	10.1%
Materials	9.5%
Communication Services	7.7%
Information Technology	7.4%
Consumer Staples	6.4%
Consumer Discretionary	6.3%
Energy	4.4%
Health Care	2.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
OMV AG	1.7%
Power Assets Holdings Ltd.	1.3%
Lenovo Group Ltd.	1.1%
UnipolSai Assicurazioni SpA	0.9%
Admiral Group PLC	0.9%
China Resources Power Holdings Co., Ltd.	0.9%
Mediobanca Banca di Credito Finanziario SpA	0.8%
ACS Actividades de Construccion y Servicios S.A.	0.8%
Tele2 AB, Class B	0.8%
Hapag-Lloyd AG	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,029.40	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.94%	24.63%	4.13%	6.96%	7.75%
Fund Market Price Returns	2.60%	24.08%	4.10%	6.84%	7.93%
WisdomTree International MidCap Dividend Index	3.13%	25.18%	4.67%	7.48%	8.17%
MSCI EAFE Mid Cap Index	3.72%	24.29%	7.45%	9.03%	9.23%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	14.8%
Health Care	14.3%
Consumer Staples	13.7%
Industrials	13.3%
Consumer Discretionary	8.7%
Information Technology	7.8%
Materials	7.7%
Communication Services	6.8%
Utilities	5.5%
Real Estate	4.7%
Energy	1.1%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Sanofi	1.3%
Admiral Group PLC	1.3%
NN Group N.V.	1.3%
Givaudan S.A., Registered Shares	1.2%
Novo Nordisk A/S, Class B	1.2%
Kuehne + Nagel International AG, Registered Shares	1.2%
Ipsen S.A.	1.1%
Novozymes A/S, Class B	1.1%
Novartis AG, Registered Shares	1.1%
Roche Holding AG	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the U.S. and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund seeks to manage its currency risk by dynamically hedging currency fluctuations in the relative value of the applicable international currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,047.60	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.76%	13.05%	4.15%	4.52%
Fund Market Price Returns	3.93%	11.76%	3.91%	4.36%
MSCI EAFE Local Currency Index	6.17%	27.20%	7.16%	7.22%
MSCI EAFE Index	4.70%	25.73%	7.62%	7.81%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	19.4%
Materials	18.9%
Industrials	14.1%
Information Technology	13.9%
Consumer Discretionary	11.8%
Consumer Staples	7.8%
Financials	4.7%
Communication Services	4.6%
Real Estate	2.4%
Energy	1.2%
Utilities	0.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Rio Tinto PLC	5.4%
Unilever PLC	5.3%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
BHP Group Ltd.	4.4%
SoftBank Corp.	4.2%
Roche Holding AG	3.8%
GlaxoSmithKline PLC	3.8%
SAP SE	3.2%
Linde PLC	3.2%
Novo Nordisk A/S, Class B	3.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,050.70	0.42%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	0.42%	$2.13

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.07%	20.89%	11.60%	10.77%	10.43%
Fund Market Price Returns	4.41%	20.48%	11.47%	10.67%	10.44%
WisdomTree International Quality Dividend Growth Index	5.56%	21.50%	12.03%	11.13%	10.83%
MSCI EAFE Index	4.70%	25.73%	7.62%	8.81%	9.46%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.1%
Financials	14.6%
Consumer Discretionary	10.5%
Materials	10.4%
Real Estate	10.3%
Information Technology	7.1%
Consumer Staples	6.7%
Utilities	4.9%
Energy	4.2%
Health Care	4.1%
Communication Services	3.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
China Power International Development Ltd.	1.6%
Ferrexpo PLC	1.2%
Euronav N.V.	1.1%
Neles Oyj	1.0%
Nexity S.A.	0.9%
Enav SpA	0.7%
Scandinavian Tobacco Group A/S, Class A	0.7%
Oesterreichische Post AG	0.7%
Hutchison Port Holdings Trust	0.7%
Societe BIC S.A.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,055.40	0.59%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.54%	28.15%	4.88%	7.44%	8.87%
Fund Market Price Returns	4.92%	27.40%	4.80%	7.23%	9.04%
WisdomTree International SmallCap Dividend Index	5.54%	29.52%	6.05%	8.23%	9.57%
MSCI EAFE Small Cap Index	5.28%	29.02%	9.05%	10.38%	10.73%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2021 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.8%
Consumer Discretionary	15.6%
Materials	14.3%
Information Technology	11.0%
Financials	10.7%
Consumer Staples	6.6%
Health Care	4.7%
Communication Services	3.3%
Real Estate	2.6%
Utilities	2.0%
Energy	1.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nippon Yusen K.K.	1.4%
Sojitz Corp.	0.8%
Seven Bank Ltd.	0.8%
JTEKT Corp.	0.6%
Mebuki Financial Group, Inc.	0.6%
Electric Power Development Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
AEON Financial Service Co., Ltd.	0.6%
Tokyo Tatemono Co., Ltd.	0.6%
Mitsui OSK Lines Ltd.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2021)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,023.40	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.34%	13.54%	2.20%	6.93%	7.76%
Fund Market Price Returns	1.64%	12.29%	2.13%	6.76%	7.91%
WisdomTree Japan SmallCap Dividend Index	2.41%	13.69%	2.54%	7.63%	8.37%
MSCI Japan Small Cap Index	2.47%	14.46%	4.62%	7.85%	8.65%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
ILS	Israeli new shekel	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 2.2%

BHP Group PLC	51,021	$1,298,972

Austria – 1.3%

OMV AG	11,779	712,324

Verbund AG	410	41,672

Total Austria		753,996

Belgium – 0.7%

Barco N.V.	1,520	33,030

Elia Group S.A./N.V.	520	62,194

Etablissements Franz Colruyt N.V.	1,223	62,365

UCB S.A.	1,059	118,805

Umicore S.A.	665	39,491

Warehouses De Pauw CVA	2,629	106,641

Total Belgium		422,526

Denmark – 4.6%

AP Moller – Maersk A/S, Class B	58	157,156

Carlsberg A/S, Class B	1,069	174,859

Coloplast A/S, Class B	1,511	237,032

DSV A/S	290	69,629

H. Lundbeck A/S	1,935	52,611

Novo Nordisk A/S, Class B	14,014	1,357,257

Novozymes A/S, Class B	1,433	98,272

Orsted A/S(a)	2,056	271,993

Scandinavian Tobacco Group A/S, Class A(a)	3,131	61,926

Topdanmark A/S	1,121	58,006

Tryg A/S	2,985	67,878

Vestas Wind Systems A/S	3,858	154,835

Total Denmark		2,761,454

Finland – 2.1%

Huhtamaki Oyj	1,089	49,222

Kesko Oyj, Class B	4,608	159,359

Kojamo Oyj	1,273	26,423

Kone Oyj, Class B	4,333	305,221

Neles Oyj	7,489	102,851

Neste Oyj	5,635	319,807

Orion Oyj, Class B	1,622	64,384

Stora Enso Oyj, Class R	4,061	68,079

Uponor Oyj	1,352	33,657

Valmet Oyj	2,361	85,755

YIT Oyj(b)	8,417	44,580

Total Finland		1,259,338

France – 15.9%

Air Liquide S.A.	3,864	620,587

Arkema S.A.	789	104,700

Capgemini SE	954	199,181

Danone S.A.	10,672	730,349

Dassault Systemes SE	2,799	147,484

Gaztransport Et Technigaz S.A.	621	46,601

Hermes International	244	338,351

Kering S.A.	744	531,151

L’Oreal S.A.	2,672	1,105,063

Legrand S.A.	2,103	226,081

LVMH Moet Hennessy Louis Vuitton SE	2,380	1,710,422

Orange S.A.	57,177	619,713

Sanofi	18,576	1,788,601

Schneider Electric SE	5,566	928,258

Teleperformance	294	115,883

Trigano S.A.	216	40,704

Verallia S.A.(a)	1,953	67,450

Vivendi SE(b)	9,052	114,402

Total France		9,434,981

Germany – 16.6%

Aurubis AG	587	44,478

Beiersdorf AG	713	77,229

Brenntag SE	1,372	128,129

Carl Zeiss Meditec AG, Bearer Shares	325	62,544

CropEnergies AG	974	13,568

Deutsche Boerse AG	1,549	252,228

Deutsche Post AG, Registered Shares	14,351	906,116

Deutsche Telekom AG, Registered Shares	86,955	1,753,108

E.ON SE	53,025	649,439

Fresenius Medical Care AG & Co. KGaA	2,180	153,763

Fresenius SE & Co. KGaA	6,002	288,918

GRENKE AG	271	11,624

Hapag-Lloyd AG(a)	1,404	307,372

Henkel AG & Co. KGaA	2,377	205,372

Infineon Technologies AG	5,260	216,563

Knorr-Bremse AG	1,147	123,148

LANXESS AG	1,129	76,649

LEG Immobilien SE	949	134,401

Merck KGaA	479	104,171

Rational AG	39	36,819

SAP SE	7,974	1,080,143

Scout24 AG(a)	735	51,076

Siemens AG, Registered Shares	12,925	2,125,881

Siemens Healthineers AG(a)	8,141	530,059

Siltronic AG	444	70,085

Softwareone Holding AG*	694	15,288

Symrise AG	748	98,523

TAG Immobilien AG	1,927	56,547

Talanx AG	6,555	280,174

Total Germany		9,853,415

Ireland – 0.2%

Glanbia PLC	3,601	59,429

Kerry Group PLC, Class A	543	73,000

Total Ireland		132,429

Italy – 2.8%

ACEA SpA	4,109	87,814

Anima Holding SpA(a)	12,270	58,801

DiaSorin SpA	179	37,621

Ferrari N.V.	507	106,324

Infrastrutture Wireless Italiane SpA(a)	3,215	35,904

Italgas SpA	18,802	120,720

Mediobanca Banca di Credito Finanziario SpA*	27,423	331,803

Recordati Industria Chimica e Farmaceutica SpA	2,137	124,527

Snam SpA	76,026	422,577

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2021

Investments	Shares	Value

Telecom Italia SpA	210,205	$82,684

Terna – Rete Elettrica Nazionale	33,114	235,484

Total Italy		1,644,259

Netherlands – 6.6%

Aalberts N.V.	1,250	72,232

Akzo Nobel N.V.	1,722	188,355

ASM International N.V.	508	199,114

ASML Holding N.V.	1,298	971,638

ASR Nederland N.V.	4,257	194,978

BE Semiconductor Industries N.V.	1,219	97,000

Euronext N.V.(a)	554	62,729

Koninklijke Ahold Delhaize N.V.	14,730	490,545

Koninklijke DSM N.V.	1,475	295,308

Koninklijke KPN N.V.(b)	83,593	263,029

Koninklijke Vopak N.V.	1,318	51,935

NN Group N.V.	9,798	514,059

TKH Group N.V., CVA	951	53,300

Universal Music Group N.V.*	10,273	275,205

Wolters Kluwer N.V.	2,065	219,172

Total Netherlands		3,948,599

Norway – 0.4%

Atea ASA*	2,669	46,230

Austevoll Seafood ASA	2,787	33,108

Elkem ASA*(a)	7,545	32,776

Kongsberg Gruppen ASA	1,848	51,613

Leroy Seafood Group ASA	6,613	54,772

Total Norway		218,499

Portugal – 0.1%

Jeronimo Martins, SGPS, S.A.	3,545	70,707

Spain – 4.7%

Acciona S.A.(b)	490	81,321

ACS Actividades de Construccion y Servicios S.A.	12,981	352,790

Almirall S.A.	2,570	40,865

Cie Automotive S.A.	1,968	49,676

Ebro Foods S.A.(b)	2,577	49,160

Fomento de Construcciones y Contratas S.A.	8,100	98,381

Grifols S.A.	2,347	57,339

Iberdrola S.A.	97,235	978,604

Industria de Diseno Textil S.A.	23,844	879,314

Inmobiliaria Colonial Socimi S.A.	7,240	70,315

Prosegur Cash S.A.(a)(b)	57,428	46,323

Prosegur Cia de Seguridad S.A.	15,704	46,774

Viscofan S.A.	687	45,025

Total Spain		2,795,887

Sweden – 2.9%

Assa Abloy AB, Class B	4,514	131,934

Atlas Copco AB, Class A	5,536	336,771

Atlas Copco AB, Class B	3,252	166,716

Avanza Bank Holding AB(b)	683	24,170

Axfood AB	3,700	88,688

Beijer Ref AB	2,451	48,860

Boliden AB	3,768	121,587

Bravida Holding AB(a)	2,995	40,533

Elekta AB, Class B	3,201	35,981

Epiroc AB, Class A	8,242	171,462

EQT AB	2,273	95,092

Essity AB, Class B	5,729	178,120

Evolution AB(a)	731	111,515

Platzer Fastigheter Holding AB, Class B	2,730	41,191

Skanska AB, Class B	3,608	91,019

SKF AB, Class B	3,112	73,847

Total Sweden		1,757,486

Switzerland – 14.3%

Coca-Cola HBC AG*	4,498	145,497

Credit Suisse Group AG, Registered Shares	14,820	147,652

DKSH Holding AG	913	71,691

Geberit AG, Registered Shares	364	268,849

Givaudan S.A., Registered Shares	71	324,384

Kuehne + Nagel International AG, Registered Shares	1,110	380,055

Logitech International S.A., Registered Shares	1,161	103,623

Lonza Group AG, Registered Shares	215	161,702

Nestle S.A., Registered Shares	19,070	2,303,896

Partners Group Holding AG	344	540,790

Roche Holding AG	7,252	2,658,328

Roche Holding AG, Bearer Shares	1,906	785,406

Schindler Holding AG, Participation Certificate	219	58,973

Schindler Holding AG, Registered Shares	566	146,468

Sika AG, Registered Shares(b)	518	164,809

STMicroelectronics N.V.	3,423	149,817

Temenos AG, Registered Shares	195	26,569

Vifor Pharma AG	444	57,829

Total Switzerland		8,496,338

United Kingdom – 24.2%

Admiral Group PLC	6,035	252,907

Ashmore Group PLC	15,426	70,844

Ashtead Group PLC	3,144	239,346

Avast PLC(a)	10,367	79,369

BAE Systems PLC	73,409	559,441

Berkeley Group Holdings PLC	2,590	152,331

Big Yellow Group PLC	2,354	44,278

Bodycote PLC	4,063	48,073

British American Tobacco PLC	69,548	2,441,903

Bunzl PLC	2,687	88,945

Close Brothers Group PLC	3,120	65,080

Coca-Cola Europacific Partners PLC	3,268	180,131

Cranswick PLC	770	37,086

Croda International PLC	388	44,699

Daily Mail & General Trust PLC, Class A Non-Voting Shares	4,847	70,060

DCC PLC	1,100	91,928

easyJet PLC*	14,426	128,922

FDM Group Holdings PLC	1,623	27,661

Ferrexpo PLC	28,119	124,055

Fevertree Drinks PLC	412	12,938

Fresnillo PLC	2,896	30,512

Games Workshop Group PLC	329	45,558

GlaxoSmithKline PLC	120,070	2,272,378

Hargreaves Lansdown PLC	7,288	140,670

Hikma Pharmaceuticals PLC	1,186	39,179

HomeServe PLC	3,444	42,002

IMI PLC	4,445	99,491

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2021

Investments	Shares	Value

Intertek Group PLC	1,183	$79,388

Johnson Matthey PLC	1,671	60,496

Jupiter Fund Management PLC	17,463	58,866

Linde PLC	3,677	1,091,360

London Stock Exchange Group PLC	1,096	110,095

Moneysupermarket.com Group PLC	8,832	25,365

Persimmon PLC	2,195	78,963

Quilter PLC(a)	33,981	65,291

RELX PLC	22,709	657,405

Rio Tinto PLC	34,075	2,257,509

Sage Group PLC (The)	13,786	131,903

Segro PLC	10,150	163,545

Smith & Nephew PLC	7,285	126,419

Smiths Group PLC	4,201	81,624

Spirax-Sarco Engineering PLC	474	95,676

Tate & Lyle PLC	10,464	97,607

Ultra Electronics Holdings PLC	1,069	46,643

Unilever PLC	29,014	1,566,798

WM Morrison Supermarkets PLC	38,119	151,366

Total United Kingdom		14,376,106
TOTAL COMMON STOCKS (Cost: $51,873,606)		59,224,992

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $232,363)	232,363	232,363

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $52,105,969)		59,457,355

Other Assets less Liabilities – 0.0%		13,694

NET ASSETS – 100.0%		$59,471,049
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $389,274 and the total market value of the collateral held by the Fund was $407,669. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $175,306.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2021	11,678	USD	8,667	GBP	$—	$(8)
Credit Suisse International	10/1/2021	3,767	CHF	4,028	USD	10	—
Credit Suisse International	10/1/2021	2,375	GBP	3,188	USD	15	—
						$25	$(8)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$59,224,992	$—	$—	$59,224,992
Investment of Cash Collateral for Securities Loaned	—	232,363	—	232,363
Total Investments in Securities	$59,224,992	$232,363	$—	$59,457,355

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$25	$—	$25
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(8)	$—	$(8)
Total – Net	$59,224,992	$232,380	$—	$59,457,372
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 1.2%

AT&S Austria Technologie & Systemtechnik AG	51,766	$1,976,809

Schoeller-Bleckmann Oilfield Equipment AG*	49,610	2,006,593

Total Austria		3,983,402

Belgium – 2.0%

Bekaert S.A.	49,430	2,061,182

Fagron	35,711	699,445

Orange Belgium S.A.	59,547	1,340,213

Recticel S.A.	78,636	1,308,701

Xior Student Housing N.V.	23,698	1,338,909

Total Belgium		6,748,450

Denmark – 5.8%

Cementir Holding N.V.	106,349	1,036,559

Chemometec A/S	50,559	7,730,300

D/S Norden A/S	143,027	3,646,953

NNIT A/S(a)	27,678	527,151

Per Aarsleff Holding A/S	52,149	2,133,557

Scandinavian Tobacco Group A/S, Class A(a)	208,348	4,120,784

Total Denmark		19,195,304

Finland – 5.4%

Kamux Corp.	64,242	953,746

Oriola Oyj, Class B	274,007	563,987

Raisio Oyj, Class V(b)	138,325	544,258

Revenio Group Oyj	27,848	1,770,253

Rovio Entertainment Oyj(a)(b)	166,492	1,114,320

Talenom Oyj	61,786	1,001,064

Terveystalo Oyj(a)	175,999	2,202,920

Tokmanni Group Corp.	120,311	2,936,489

Uponor Oyj	118,985	2,962,042

Verkkokauppa.com Oyj(b)	140,448	1,285,901

YIT Oyj(b)	470,131	2,490,003

Total Finland		17,824,983

France – 4.2%

Albioma S.A.	62,500	2,462,769

Chargeurs S.A.	58,294	1,761,960

Derichebourg S.A.*	199,503	2,309,828

IPSOS	71,186	3,246,415

Kaufman & Broad S.A.	49,529	2,069,329

Quadient S.A.	80,935	1,951,032

Total France		13,801,333

Germany – 7.0%

Bilfinger SE	26,421	924,130

CropEnergies AG	180,224	2,510,625

DIC Asset AG	174,231	3,081,376

Eckert & Ziegler Strahlen- und Medizintechnik AG	18,016	2,330,168

Elmos Semiconductor SE	30,302	1,541,702

GFT Technologies SE	71,346	2,360,698

Hamburger Hafen und Logistik AG	99,050	2,227,004

Indus Holding AG	25,186	969,085

Jenoptik AG	29,437	999,599

VERBIO Vereinigte BioEnergie AG	84,757	5,589,237

Wuestenrot & Wuerttembergische AG	28,478	603,984

Total Germany		23,137,608

Ireland – 1.1%

Hibernia REIT PLC	1,572,798	2,129,024

Irish Continental Group PLC*	214,305	1,071,711

Kenmare Resources PLC	102,287	593,050

Total Ireland		3,793,785

Italy – 7.8%

Anima Holding SpA(a)	1,264,817	6,061,330

Ascopiave SpA	210,203	846,561

Danieli & C. Officine Meccaniche SpA(b)	39,448	1,140,671

Danieli & C. Officine Meccaniche SpA, RSP	65,730	1,256,933

Datalogic SpA	146,355	2,966,621

Falck Renewables SpA(b)	341,850	2,664,358

Fiera Milano SpA*(b)	411,323	1,711,363

Immobiliare Grande Distribuzione SIIQ SpA*	236,489	1,074,389

La Doria SpA	29,489	574,845

Piaggio & C. SpA	1,571,092	5,436,960

RAI Way SpA(a)	279,739	1,692,342

Zignago Vetro SpA	30,976	613,166

Total Italy		26,039,539

Netherlands – 1.8%

ForFarmers N.V.	139,101	697,238

TKH Group N.V., CVA	96,710	5,420,288

Total Netherlands		6,117,526

Norway – 12.0%

ABG Sundal Collier Holding ASA	518,347	546,300

American Shipping Co. ASA*	83,818	304,382

Atea ASA*	99,280	1,719,636

Austevoll Seafood ASA	348,582	4,141,015

Bonheur ASA(b)	74,789	2,604,560

Borregaard ASA	197,421	4,805,907

Elkem ASA*(a)	952,491	4,137,636

Europris ASA(a)	830,068	5,515,244

Fjordkraft Holding ASA(a)	501,853	2,790,611

Kid ASA(a)	76,417	992,719

Norway Royal Salmon ASA	28,048	575,789

Selvaag Bolig ASA	104,803	654,325

SpareBank 1 Nord Norge	149,511	1,637,397

SpareBank 1 SMN	202,950	3,017,775

Sparebanken Vest	62,525	680,457

TGS ASA	533,993	5,676,839

Total Norway		39,800,592

Portugal – 1.5%

Altri, SGPS, S.A.	557,403	3,459,342

Corticeira Amorim, SGPS, S.A.	63,127	866,226

Semapa-Sociedade de Investimento e Gestao(b)	53,552	726,150

Total Portugal		5,051,718

Spain – 1.8%

ContourGlobal PLC(a)	320,820	816,707

Ercros S.A.*	155,955	638,930

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2021

Investments	Shares	Value

Faes Farma S.A.	582,801	$2,282,978

Global Dominion Access S.A.(a)	245,360	1,239,809

Miquel y Costas & Miquel S.A.	56,068	1,099,462

Total Spain		6,077,886

Sweden – 10.4%

AcadeMedia AB(a)	175,135	1,201,125

Akelius Residential Property AB, Class D(b)	382,275	720,379

Alimak Group AB(a)	68,025	1,023,266

Arjo AB, Class B	328,081	4,057,628

BioGaia AB, Class B	16,781	846,862

Catena AB	80,349	4,353,341

CTT Systems AB	36,894	885,603

Dustin Group AB(a)	308,530	3,320,333

Instalco AB	70,892	3,257,521

Lagercrantz Group AB, Class B(b)	165,381	1,983,011

LeoVegas AB(a)	363,682	1,423,375

Lindab International AB	59,997	1,529,320

Midsona AB, Class B(b)	70,967	487,523

MIPS AB	22,511	2,265,625

Platzer Fastigheter Holding AB, Class B	121,106	1,827,273

Ratos AB, Class B	582,435	3,428,614

Troax Group AB	50,123	1,927,907

Total Sweden		34,538,706

Switzerland – 9.3%

Bobst Group S.A., Registered Shares*	29,568	2,564,240

Comet Holding AG, Registered Shares	7,329	2,545,528

EFG International AG*(b)	189,181	1,370,921

Huber + Suhner AG, Registered Shares	39,321	3,047,551

Implenia AG, Registered Shares*(b)	58,437	1,296,721

Kardex Holding AG, Registered Shares	26,938	7,637,992

Kudelski S.A., Bearer Shares(b)	124,332	522,465

Mobilezone Holding AG, Registered Shares	201,656	2,797,265

Swissquote Group Holding S.A., Registered Shares	26,098	4,839,957

Valiant Holding AG, Registered Shares	23,559	2,245,158

Zehnder Group AG	19,214	2,043,232

Total Switzerland		30,911,030

United Kingdom – 28.1%

Anglo Asian Mining PLC	396,516	689,689

Avon Protection PLC	14,860	389,109

Bodycote PLC	321,125	3,799,479

Brewin Dolphin Holdings PLC	922,901	4,766,029

CareTech Holdings PLC	87,369	755,124

Chemring Group PLC	347,753	1,495,768

Chesnara PLC	218,434	837,925

Clinigen Group PLC	86,849	743,603

Clipper Logistics PLC	201,652	1,984,852

CLS Holdings PLC	579,994	1,743,938

CMC Markets PLC(a)	804,794	3,081,810

Craneware PLC	25,773	840,975

Daily Mail & General Trust PLC, Class A Non-Voting Shares	110,683	1,599,847

Devro PLC	390,911	1,125,326

Diversified Energy Co. PLC	3,159,580	5,052,622

Drax Group PLC	966,732	6,280,231

EMIS Group PLC	90,111	1,703,447

FDM Group Holdings PLC	114,252	1,947,214

Ferrexpo PLC	1,654,159	7,297,823

Helical PLC	107,120	638,404

Hilton Food Group PLC	110,224	1,738,861

IG Design Group PLC	110,647	723,576

Impax Asset Management Group PLC	129,609	2,013,216

iomart Group PLC(b)	149,655	435,861

James Fisher & Sons PLC	38,578	446,823

James Halstead PLC(b)	52,341	371,219

Jupiter Fund Management PLC	1,966,983	6,630,456

Learning Technologies Group PLC	238,893	693,184

Liontrust Asset Management PLC	85,943	2,462,477

Luceco PLC(a)	184,581	812,593

Moneysupermarket.com Group PLC	1,473,587	4,232,122

NCC Group PLC	387,100	1,341,402

Nichols PLC	59,812	1,072,612

Numis Corp. PLC	95,944	464,424

PayPoint PLC(b)	441,657	4,228,109

Polar Capital Holdings PLC	183,577	2,004,962

PZ Cussons PLC	457,715	1,391,696

Sabre Insurance Group PLC(a)	287,134	847,874

Serica Energy PLC	262,471	819,285

Smart Metering Systems PLC	179,555	2,023,981

Stock Spirits Group PLC	280,130	1,414,537

Telecom Plus PLC	113,831	1,866,366

TORM PLC, Class A*(b)	273,657	2,104,430

TP ICAP Group PLC	1,883,119	4,053,934

Volex PLC	167,938	986,143

XPS Pensions Group PLC	469,482	905,228

YouGov PLC	37,677	640,103

Total United Kingdom		93,498,689
United States – 0.0% Dole PLC*	1	17
TOTAL COMMON STOCKS (Cost: $267,489,575)		330,520,568

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $195,069)	2,811	188,084

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%

United States – 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $5,703,323)	5,703,323	$5,703,323

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $273,387,967)		336,411,975

Other Assets less Liabilities – (1.2)%		(4,145,894)

NET ASSETS – 100.0%		$332,266,081
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,255,496 and the total market value of the collateral held by the Fund was $10,920,693. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,217,370.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$629,963	$1,791,410	$2,199,833	$8,554	$(42,010)	$188,084	$26,803

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$330,520,568	$—	$—	$330,520,568
Exchange-Traded Fund	188,084	—	—	188,084
Investment of Cash Collateral for Securities Loaned	—	5,703,323	—	5,703,323
Total Investments in Securities	$330,708,652	$5,703,323	$—	$336,411,975

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 12.1%

BHP Group Ltd.(a)	53,536	$1,454,444

BHP Group PLC	81,039	2,063,217

Coles Group Ltd.	74,704	916,822

Fortescue Metals Group Ltd.	259,738	2,806,822

Rio Tinto Ltd.	25,783	1,865,788

Sonic Healthcare Ltd.	27,314	802,233

Telstra Corp., Ltd.	842,544	2,391,845

Transurban Group	92,632	947,484

Wesfarmers Ltd.	29,092	1,171,565

Woodside Petroleum Ltd.	142,809	2,463,416

Total Australia		16,883,636

China – 2.5%

China Overseas Land & Investment Ltd.	604,000	1,376,422

Guangdong Investment Ltd.	910,000	1,187,671

Wilmar International Ltd.	282,400	875,739

Total China		3,439,832

Finland – 3.7%

Fortum Oyj	93,709	2,855,200

Neste Oyj	9,981	566,460

UPM-Kymmene Oyj	49,240	1,752,518

Total Finland		5,174,178

France – 4.3%

Danone S.A.	19,071	1,305,143

Edenred	10,838	585,706

Gecina S.A.	10,661	1,440,041

Orange S.A.	149,404	1,619,315

Sanofi	10,913	1,050,764

Total France		6,000,969

Germany – 9.6%

BASF SE	32,540	2,483,351

Bayer AG, Registered Shares	31,009	1,689,260

Bayerische Motoren Werke AG	16,318	1,565,136

Continental AG*	8,554	939,716

E.ON SE	129,290	1,583,516

Evonik Industries AG	59,255	1,872,729

Siemens AG, Registered Shares	8,491	1,396,584

Vitesco Technologies Group AG, Class A*	1,711	101,119

Volkswagen AG	5,714	1,774,760

Total Germany		13,406,171

Hong Kong – 7.4%

Hang Lung Properties Ltd.	457,000	1,042,606

Henderson Land Development Co., Ltd.	487,000	1,867,386

Link REIT	165,800	1,421,663

New World Development Co., Ltd.	319,000	1,305,152

Power Assets Holdings Ltd.	372,000	2,188,615

Sun Hung Kai Properties Ltd.	111,500	1,395,066

Swire Properties Ltd.	456,000	1,143,419

Total Hong Kong		10,363,907

Italy – 1.3%

Snam SpA	314,730	1,749,371

Japan – 23.8%

Astellas Pharma, Inc.	53,000	875,218

Bridgestone Corp.	34,700	1,650,174

Canon, Inc.	105,900	2,601,111

Daiwa House Industry Co., Ltd.	38,500	1,290,177

Denso Corp.	18,100	1,191,526

ENEOS Holdings, Inc.	473,500	1,934,740

FUJIFILM Holdings Corp.	10,100	872,542

Fujitsu Ltd.	3,100	564,293

Hitachi Ltd.	22,100	1,315,205

Honda Motor Co., Ltd.	37,000	1,145,732

ITOCHU Corp.(a)	36,800	1,080,830

Japan Tobacco, Inc.	118,900	2,333,776

KDDI Corp.	47,700	1,577,958

Kirin Holdings Co., Ltd.	48,900	909,411

Mitsubishi Corp.	67,700	2,145,527

Murata Manufacturing Co., Ltd.	6,000	535,604

Panasonic Corp.	90,900	1,132,431

Sekisui House Ltd.	76,800	1,618,599

Seven & I Holdings Co., Ltd.	27,200	1,239,633

SoftBank Corp.	174,100	2,363,204

Sumitomo Corp.	137,500	1,948,969

Takeda Pharmaceutical Co., Ltd.	40,200	1,332,734

TDK Corp.	10,800	391,539

Tokyo Electron Ltd.(a)	2,500	1,112,929

Total Japan		33,163,862

Netherlands – 2.3%

Koninklijke Ahold Delhaize N.V.	37,828	1,259,764

Koninklijke KPN N.V.	633,620	1,993,717

Total Netherlands		3,253,481

Norway – 4.9%

Equinor ASA	136,803	3,489,325

Telenor ASA	101,666	1,715,543

Yara International ASA	33,551	1,669,238

Total Norway		6,874,106

Singapore – 2.5%

Capitaland Investment Ltd.*	621,800	1,557,248

Singapore Telecommunications Ltd.	1,037,100	1,879,247

Total Singapore		3,436,495

Spain – 5.4%

Endesa S.A.	67,892	1,370,665

Ferrovial S.A.	43,005	1,257,479

Naturgy Energy Group S.A.(a)	114,459	2,885,187

Red Electrica Corp. S.A.	100,687	2,019,925

Total Spain		7,533,256

Sweden – 1.5%

Telefonaktiebolaget LM Ericsson, Class B(a)	36,237	410,478

Telia Co. AB	420,133	1,734,836

Total Sweden		2,145,314

Switzerland – 5.0%

ABB Ltd., Registered Shares	38,486	1,295,037

Holcim Ltd., Registered Shares*	31,436	1,521,168

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2021

Investments	Shares	Value

Novartis AG, Registered Shares	13,784	$1,135,257

Roche Holding AG	2,487	911,647

Roche Holding AG, Bearer Shares(a)	2,426	999,683

SGS S.A., Registered Shares	355	1,037,391

Total Switzerland		6,900,183

United Kingdom – 12.9%

AstraZeneca PLC	7,046	851,053

BAE Systems PLC	244,566	1,863,807

British American Tobacco PLC	65,570	2,302,231

GlaxoSmithKline PLC	88,605	1,676,889

National Grid PLC	128,698	1,535,046

Rio Tinto PLC	32,000	2,120,038

Sage Group PLC (The)	79,705	762,609

SSE PLC	111,590	2,363,765

Tesco PLC	356,146	1,216,371

Unilever PLC	15,555	840,891

Vodafone Group PLC	1,637,350	2,501,349

Total United Kingdom		18,034,049
TOTAL COMMON STOCKS (Cost: $132,149,888)		138,358,810

RIGHTS – 0.0%

Australia – 0.0%

Transurban Group, expiring 10/8/21* (Cost: $0)	10,292	7,806

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $442,868)	10,018	476,233

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $4,013,616)	4,013,616	4,013,616

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $136,606,372)		142,856,465

Other Assets less Liabilities – (2.4)%		(3,309,311)

NET ASSETS – 100.0%		$139,547,154
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,434,637 and the total market value of the collateral held by the Fund was $7,837,306. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,823,690.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$249,429	$1,976,681	$1,726,581	$(7,192)	$(16,104)	$476,233	$22,256

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$138,358,810	$—	$—	$138,358,810
Rights	7,806	—	—	7,806
Exchange-Traded Fund	476,233	—	—	476,233
Investment of Cash Collateral for Securities Loaned	—	4,013,616	—	4,013,616
Total Investments in Securities	$138,842,849	$4,013,616	$—	$142,856,465

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 8.6%

AGL Energy Ltd.	56,868	$237,434

Alumina Ltd.	246,871	374,487

Ampol Ltd.	11,004	222,167

Ansell Ltd.	8,727	215,595

APA Group(a)	56,487	355,806

ASX Ltd.	9,546	558,540

Aurizon Holdings Ltd.	159,454	436,538

AusNet Services Ltd.	326,939	595,135

Australia & New Zealand Banking Group Ltd.	160,589	3,265,442

BHP Group Ltd.(a)	140,271	3,810,825

BHP Group PLC	127,366	3,242,681

Brambles Ltd.	47,118	366,565

Brickworks Ltd.	14,183	255,410

carsales.com Ltd.	22,442	410,786

Charter Hall Group	26,109	323,446

Coles Group Ltd.	71,464	877,059

Commonwealth Bank of Australia	77,010	5,803,689

CSL Ltd.	4,707	997,590

Dexus	73,313	571,943

Fortescue Metals Group Ltd.	502,321	5,428,261

Goodman Group	51,661	809,040

Growthpoint Properties Australia Ltd.(a)	94,978	283,349

Harvey Norman Holdings Ltd.	127,013	461,492

JB Hi-Fi Ltd.	11,035	362,846

Johns Lyng Group Ltd.(a)	67,098	297,110

Macquarie Group Ltd.	11,253	1,479,407

Magellan Financial Group Ltd.(a)	9,201	235,081

Medibank Pvt Ltd.	146,666	380,340

Mineral Resources Ltd.	18,117	586,420

Mirvac Group	214,191	462,616

National Australia Bank Ltd.	176,560	3,549,387

Newcrest Mining Ltd.	18,434	301,470

Nine Entertainment Co. Holdings Ltd.	110,071	209,906

Origin Energy Ltd.	113,032	386,198

OZ Minerals Ltd.	21,229	345,186

Pendal Group Ltd.	45,804	273,626

Platinum Asset Management Ltd.	64,450	164,806

QBE Insurance Group Ltd.	59,964	505,053

Qube Holdings Ltd.	77,067	183,709

Rio Tinto Ltd.	33,903	2,453,392

Seven Group Holdings Ltd.(a)	15,212	227,350

Sonic Healthcare Ltd.	15,260	448,198

Spark Infrastructure Group	155,259	316,267

St Barbara Ltd.	162,982	157,758

Stockland	167,253	541,252

Suncorp Group Ltd.	57,908	525,383

Telstra Corp., Ltd.	716,580	2,034,254

Transurban Group	88,619	906,438

Washington H Soul Pattinson & Co., Ltd.(a)	11,350	319,912

Wesfarmers Ltd.	53,291	2,146,083

Woodside Petroleum Ltd.	67,591	1,165,926

Woolworths Group Ltd.	30,856	877,066

Worley Ltd.	37,479	268,293

Total Australia		52,014,013

Austria – 0.6%

Andritz AG	5,158	282,634

Oesterreichische Post AG(a)	11,531	489,117

OMV AG	34,968	2,114,655

Telekom Austria AG*	69,119	597,587

Voestalpine AG	5,712	212,102

Total Austria		3,696,095

Belgium – 0.7%

Aedifica S.A.	2,281	284,976

Cofinimmo S.A.	1,961	297,724

Etablissements Franz Colruyt N.V.(a)	4,702	239,773

Euronav N.V.	41,858	397,890

Proximus SADP	37,797	750,815

Solvay S.A.	6,634	827,664

Telenet Group Holding N.V.	9,583	366,061

UCB S.A.	3,700	415,089

Warehouses De Pauw CVA	9,558	387,704

Total Belgium		3,967,696

China – 1.8%

Beijing Enterprises Holdings Ltd.	62,000	248,091

BOC Hong Kong Holdings Ltd.	694,944	2,097,870

China Everbright Environment Group Ltd.	466,000	351,985

China Jinmao Holdings Group Ltd.	942,000	338,821

China Overseas Land & Investment Ltd.	582,175	1,326,686

China Power International Development Ltd.	1,133,000	601,092

China Resources Power Holdings Co., Ltd.(a)	352,000	1,015,126

CSPC Pharmaceutical Group Ltd.	317,280	380,672

Far East Horizon Ltd.(a)	302,000	306,475

Fosun International Ltd.	287,987	350,335

Guangdong Investment Ltd.	354,000	462,017

Lenovo Group Ltd.(a)	1,119,003	1,203,144

Shenzhen Investment Ltd.	880,000	221,564

Shougang Fushan Resources Group Ltd.	1,033,238	314,564

Sinotruk Hong Kong Ltd.(a)	109,500	163,167

Wharf Holdings Ltd. (The)	49,000	162,711

Wilmar International Ltd.	233,700	724,718

Yanlord Land Group Ltd.	257,700	210,700

Yuexiu Property Co., Ltd.	279,400	262,723

Total China		10,742,461

Denmark – 1.7%

AP Moller – Maersk A/S, Class B	190	514,822

Carlsberg A/S, Class B	2,218	362,805

Coloplast A/S, Class B	5,502	863,104

DSV A/S	1,468	352,466

Novo Nordisk A/S, Class B	53,331	5,165,113

Novozymes A/S, Class B	4,728	324,234

Orsted A/S(b)	4,553	602,327

Rockwool International A/S, Class B	497	213,329

Royal Unibrew A/S	1,899	229,084

Scandinavian Tobacco Group A/S, Class A(b)	20,259	400,690

SimCorp A/S	1,597	189,118

Topdanmark A/S	2,948	152,544

Tryg A/S	14,419	327,883

Vestas Wind Systems A/S	12,152	487,701

Total Denmark		10,185,220

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Finland – 1.7%

Cargotec Oyj, Class B	5,216	$266,105

Elisa Oyj	11,618	722,245

Fortum Oyj	58,849	1,793,058

Kamux Corp.	13,659	202,784

Kesko Oyj, Class B	19,205	664,168

Kone Oyj, Class B	16,991	1,196,863

Konecranes Oyj*	7,172	289,008

Metsa Board Oyj	29,872	280,250

Neles Oyj	25,674	352,595

Neste Oyj	22,468	1,275,144

Nokian Renkaat Oyj	5,552	199,534

Orion Oyj, Class B(a)	7,349	291,711

Sampo Oyj, Class A	25,468	1,266,537

Sanoma Oyj	11,964	187,741

TietoEVRY Oyj(a)	7,104	214,063

UPM-Kymmene Oyj	27,835	990,685

Valmet Oyj	11,004	399,682

Total Finland		10,592,173

France – 7.1%

Air Liquide S.A.	14,182	2,277,733

ALD S.A.(b)	34,206	467,788

Arkema S.A.	2,703	358,687

AXA S.A.	127,221	3,551,159

Bollore S.A.	61,235	355,196

Capgemini SE	3,172	662,265

Carrefour S.A.	16,487	297,028

Cie Generale des Etablissements Michelin SCA	3,894	599,320

Covivio	9,235	779,385

Danone S.A.	29,379	2,010,581

Dassault Systemes SE	8,822	464,846

Edenred	6,152	332,465

Gaztransport Et Technigaz S.A.	2,264	169,895

Gecina S.A.	4,146	560,023

Hermes International	915	1,268,815

Iliad S.A.	1,757	370,602

Imerys S.A.	7,420	322,306

Ipsen S.A.	2,112	202,082

Kering S.A.	1,957	1,397,128

L’Oreal S.A.	11,375	4,704,374

La Francaise des Jeux SAEM(b)	4,120	212,434

Legrand S.A.	5,067	544,724

LVMH Moet Hennessy Louis Vuitton SE	6,014	4,322,051

Nexity S.A.	8,073	385,476

Orange S.A.	151,112	1,637,827

Pernod Ricard S.A.	5,933	1,311,263

Publicis Groupe S.A.	10,297	695,258

Rubis SCA	7,408	256,621

Sanofi	74,795	7,201,679

Schneider Electric SE	21,376	3,564,938

Societe BIC S.A.	4,274	252,126

Suez S.A.	20,902	476,857

Veolia Environnement S.A.	17,937	550,053

Vivendi SE(a)	27,088	342,348

Wendel SE	2,757	383,107

Total France		43,288,440

Germany – 10.5%

Allianz SE, Registered Shares	25,376	5,730,150

alstria office REIT AG	16,794	305,770

BASF SE	64,196	4,899,237

Bayer AG, Registered Shares	67,863	3,696,935

Bayerische Motoren Werke AG	25,505	2,446,305

Brenntag SE	7,073	660,535

Continental AG*	6,983	767,131

Covestro AG(b)	7,832	538,623

Daimler AG, Registered Shares	23,350	2,076,157

Deutsche Boerse AG	4,664	759,451

Deutsche Post AG, Registered Shares	57,225	3,613,163

Deutsche Telekom AG, Registered Shares	222,268	4,481,166

Deutsche Wohnen SE, Bearer Shares	13,573	832,454

E.ON SE	206,143	2,524,795

Evonik Industries AG	25,895	818,400

Fresenius Medical Care AG & Co. KGaA	8,840	623,518

Fresenius SE & Co. KGaA	15,282	735,630

Hannover Rueck SE	5,307	930,885

Hapag-Lloyd AG(b)	3,980	871,324

Henkel AG & Co. KGaA	6,620	571,966

Hornbach Holding AG & Co. KGaA	2,407	312,992

Infineon Technologies AG	20,262	834,221

Knorr-Bremse AG	4,842	519,862

LANXESS AG	3,712	252,013

LEG Immobilien SE	3,853	545,676

Merck KGaA	2,240	487,148

METRO AG	32,899	428,562

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	6,983	1,917,219

RWE AG	15,789	559,024

SAP SE	31,245	4,232,388

Scout24 AG(b)	2,982	207,221

Siemens AG, Registered Shares	32,921	5,414,786

Siemens Healthineers AG(b)	22,450	1,461,715

Symrise AG	2,534	333,765

TAG Immobilien AG	9,332	273,844

Talanx AG	16,198	692,336

Telefonica Deutschland Holding AG	251,997	717,864

Traton SE	32,186	828,104

Uniper SE	16,946	708,006

United Internet AG, Registered Shares	6,224	242,511

Vitesco Technologies Group AG, Class A*	1,397	82,548

Volkswagen AG	10,712	3,327,132

Vonovia SE	22,766	1,369,364

Total Germany		63,631,896

Hong Kong – 3.4%

AIA Group Ltd.	316,565	3,657,842

Bank of East Asia Ltd. (The)	121,400	195,871

CLP Holdings Ltd.	154,500	1,488,506

Guotai Junan International Holdings Ltd.	1,279,000	203,729

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Hang Lung Group Ltd.	110,000	$256,890

Hang Lung Properties Ltd.	221,000	504,192

Hang Seng Bank Ltd.	111,100	1,906,696

Henderson Land Development Co., Ltd.	299,859	1,149,800

Hong Kong & China Gas Co., Ltd.	484,570	734,513

Hong Kong Exchanges & Clearing Ltd.	35,229	2,171,308

Hutchison Port Holdings Trust	1,142,400	274,176

Hysan Development Co., Ltd.	90,000	293,077

Link REIT	100,900	865,174

MTR Corp., Ltd.	165,053	890,499

New World Development Co., Ltd.	143,193	585,858

PCCW Ltd.	885,826	455,166

Power Assets Holdings Ltd.	221,000	1,300,225

Sino Land Co., Ltd.	418,400	563,266

Sun Hung Kai Properties Ltd.	143,000	1,789,188

Swire Properties Ltd.	250,200	627,376

Techtronic Industries Co., Ltd.	43,000	856,725

Total Hong Kong		20,770,077

Ireland – 0.4%

CRH PLC	22,113	1,039,466

Glanbia PLC	14,581	240,637

Kerry Group PLC, Class A	1,529	205,556

Smurfit Kappa Group PLC	14,324	753,344

Total Ireland		2,239,003

Israel – 0.5%

Bank Hapoalim BM	74,205	655,531

Bank Leumi Le-Israel BM	69,868	595,345

Elbit Systems Ltd.	1,779	258,952

Electra Consumer Products 1970 Ltd.	8,007	390,652

ICL Group Ltd.	64,913	476,865

Mega Or Holdings Ltd.	6,241	232,141

Mizrahi Tefahot Bank Ltd.	10,232	345,702

Total Israel		2,955,188

Italy – 2.4%

A2A SpA	273,466	562,715

ACEA SpA	14,290	305,392

Anima Holding SpA(b)	56,426	270,408

Assicurazioni Generali SpA	66,934	1,426,570

Buzzi Unicem SpA	7,928	181,420

DiaSorin SpA	897	188,528

Enav SpA*(b)	88,775	416,482

Enel SpA	462,774	3,567,144

ERG SpA	10,325	307,530

Ferrari N.V.	2,336	489,887

Iren SpA	87,902	261,205

Italgas SpA	78,917	506,693

La Doria SpA	13,812	269,245

Mediobanca Banca di Credito Finanziario SpA*	81,362	984,435

Poste Italiane SpA(b)	96,537	1,334,747

RAI Way SpA(b)	35,348	213,845

Recordati Industria Chimica e Farmaceutica SpA(a)	10,041	585,109

Snam SpA	198,580	1,103,772

Terna – Rete Elettrica Nazionale	86,417	614,539

UnipolSai Assicurazioni SpA(a)	360,838	1,017,046

Total Italy		14,606,712

Japan – 24.7%

ABC-Mart, Inc.	6,600	374,439

Advantest Corp.	5,100	458,463

Aeon Co., Ltd.(a)	14,700	387,345

AEON Financial Service Co., Ltd.	16,100	206,490

AGC, Inc.	11,500	595,743

Aica Kogyo Co., Ltd.	7,400	254,349

Aida Engineering Ltd.	29,000	274,210

Air Water, Inc.(a)	12,600	202,481

Aisin Corp.	9,100	331,947

Alconix Corp.	14,400	209,079

Alfresa Holdings Corp.	11,500	172,745

Amada Co., Ltd.	32,300	336,968

Asahi Group Holdings Ltd.	16,200	787,096

Asahi Kasei Corp.	46,700	500,798

Astellas Pharma, Inc.	50,600	835,586

Bandai Namco Holdings, Inc.	5,500	414,071

Bank of Kyoto Ltd. (The)(a)	5,600	258,983

Bank of Nagoya Ltd. (The)(a)	8,700	206,866

Bridgestone Corp.	24,300	1,155,598

Brother Industries Ltd.	11,100	245,429

Calbee, Inc.	6,300	153,696

Canon Marketing Japan, Inc.	9,200	214,715

Canon, Inc.	84,500	2,075,485

Central Glass Co., Ltd.	11,000	206,247

Central Japan Railway Co.	2,800	448,577

Chiba Bank Ltd. (The)	52,000	339,754

Chiyoda Co., Ltd.	24,600	187,628

Chubu Electric Power Co., Inc.	33,500	396,776

Chugai Pharmaceutical Co., Ltd.	33,600	1,235,589

Chugoku Electric Power Co., Inc. (The)	20,000	182,657

COMSYS Holdings Corp.	8,700	229,947

Concordia Financial Group Ltd.	92,200	365,247

Dai-ichi Life Holdings, Inc.	51,333	1,137,768

Daicel Corp.	28,700	224,558

Daifuku Co., Ltd.	2,800	264,002

Daiho Corp.	6,200	212,270

Daiichi Sankyo Co., Ltd.	31,800	849,188

Daiichikosho Co., Ltd.	3,500	130,181

Daiken Corp.	11,500	242,214

Daikin Industries Ltd.	3,800	833,054

Daito Trust Construction Co., Ltd.(a)	3,700	432,427

Daiwa House Industry Co., Ltd.	24,800	831,075

Daiwa Securities Group, Inc.	63,800	373,908

Denso Corp.	24,100	1,586,507

Dentsu Group, Inc.	7,000	270,087

East Japan Railway Co.	9,600	674,732

Eisai Co., Ltd.	9,000	677,248

Electric Power Development Co., Ltd.	12,800	185,504

ENEOS Holdings, Inc.	189,100	772,670

ESPEC Corp.(a)	12,400	262,614

Ezaki Glico Co., Ltd.	4,500	171,208

FANUC Corp.	2,400	528,398

Fast Retailing Co., Ltd.	800	591,387

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Fuji Electric Co., Ltd.	7,600	$348,071

Fuji Oil Holdings, Inc.	8,800	206,878

FUJIFILM Holdings Corp.	9,700	837,986

Fujitsu Ltd.	5,800	1,055,774

Fukuoka Financial Group, Inc.(a)	14,500	261,344

Futaba Industrial Co., Ltd.	23,800	101,962

G-Tekt Corp.	13,400	175,464

Gunze Ltd.	6,200	242,832

Hakuhodo DY Holdings, Inc.(a)	15,900	275,605

Haseko Corp.	28,000	376,679

Heiwado Co., Ltd.	11,500	224,589

Hirose Electric Co., Ltd.	2,100	350,643

Hisamitsu Pharmaceutical Co., Inc.	4,100	155,989

Hitachi Ltd.	27,300	1,624,665

Hokuto Corp.	15,100	266,204

Honda Motor Co., Ltd.	52,100	1,613,314

Hoosiers Holdings(a)	36,500	221,797

House Foods Group, Inc.	4,400	134,475

Hoya Corp.	3,800	595,160

Hulic Co., Ltd.	32,400	362,404

Ichibanya Co., Ltd.	4,900	200,260

Idec Corp.	11,700	232,165

Idemitsu Kosan Co., Ltd.	19,751	521,501

Inabata & Co., Ltd.	19,400	301,150

Inpex Corp.	101,000	792,973

Intage Holdings, Inc.	23,100	338,917

Isuzu Motors Ltd.	33,500	442,263

ITOCHU Corp.(a)	78,600	2,308,512

Itochu Techno-Solutions Corp.	11,000	358,862

Itoham Yonekyu Holdings, Inc.	38,900	255,208

J-Oil Mills, Inc.	7,000	115,564

Japan Exchange Group, Inc.	14,200	353,170

Japan Post Insurance Co., Ltd.	29,100	531,272

Japan Tobacco, Inc.	145,744	2,860,671

JSP Corp.	14,400	209,337

JSR Corp.	9,300	337,992

K’s Holdings Corp.	14,700	152,698

Kajima Corp.	30,000	387,721

Kameda Seika Co., Ltd.(a)	4,800	191,226

Kaneka Corp.	7,500	315,595

Kansai Electric Power Co., Inc. (The)	50,600	492,281

Kao Corp.	10,100	602,424

KDDI Corp.	143,300	4,740,491

Kewpie Corp.	9,800	238,467

Keyence Corp.	1,100	660,542

Kirin Holdings Co., Ltd.	29,400	546,762

Kokuyo Co., Ltd.	17,900	304,015

Komatsu Ltd.	20,800	502,406

KOMEDA Holdings Co., Ltd.	10,500	208,824

Konoike Transport Co., Ltd.	19,700	226,354

Kubota Corp.	28,800	616,654

Kuraray Co., Ltd.	27,800	268,594

Kureha Corp.	5,700	388,770

Kyowa Kirin Co., Ltd.	13,400	483,397

Kyushu Electric Power Co., Inc.	26,700	203,166

Lixil Corp.	13,600	396,756

Mabuchi Motor Co., Ltd.	5,200	180,829

Makita Corp.	5,100	281,111

Marubeni Corp.(a)	91,900	768,641

Marudai Food Co., Ltd.(a)	12,400	193,377

Marvelous, Inc.	19,900	126,276

Matsuda Sangyo Co., Ltd.	14,200	370,606

Mebuki Financial Group, Inc.	111,500	245,835

Medipal Holdings Corp.	16,200	306,214

MEIJI Holdings Co., Ltd.	5,300	342,487

Meitec Corp.	5,800	321,775

Mie Kotsu Group Holdings, Inc.(a)	33,800	168,129

Mitsubishi Chemical Holdings Corp.	69,300	635,703

Mitsubishi Corp.	81,600	2,586,042

Mitsubishi Electric Corp.	51,900	724,251

Mitsubishi Estate Co., Ltd.	28,500	454,799

Mitsubishi Gas Chemical Co., Inc.(a)	11,500	228,299

Mitsubishi HC Capital, Inc.	130,690	688,736

Mitsubishi Heavy Industries Ltd.	13,900	376,730

Mitsubishi UFJ Financial Group, Inc.	771,200	4,547,367

Mitsui Chemicals, Inc.	11,500	388,057

Mitsui DM Sugar Holdings Co., Ltd.	11,500	208,201

Mitsui Fudosan Co., Ltd.	27,800	664,634

Mizuho Financial Group, Inc.	139,230	1,977,234

Mizuno Corp.	11,700	281,031

Morningstar Japan K.K.	48,500	227,775

MS&AD Insurance Group Holdings, Inc.	43,430	1,462,004

Murata Manufacturing Co., Ltd.	14,500	1,294,376

Nagase & Co., Ltd.	13,500	228,922

NEC Corp.	8,800	478,745

NGK Insulators Ltd.	13,600	231,959

NGK Spark Plug Co., Ltd.	13,700	215,123

NH Foods Ltd.	3,300	125,109

Nichias Corp.	9,200	225,764

Nichicon Corp.(a)	26,200	249,378

Nidec Corp.	4,200	467,524

Nintendo Co., Ltd.	4,400	2,141,734

Nippn Corp.	13,200	192,957

Nippo Corp.	7,900	284,280

Nippon Electric Glass Co., Ltd.	11,100	264,132

Nippon Express Co., Ltd.	5,400	373,632

Nippon Kanzai Co., Ltd.(a)	11,100	256,272

Nippon Paint Holdings Co., Ltd.	16,200	176,701

Nippon Shokubai Co., Ltd.	5,400	279,740

Nippon Signal Co., Ltd.	24,400	218,906

Nippon Soda Co., Ltd.	9,100	295,653

Nippon Suisan Kaisha Ltd.	30,600	178,540

Nippon Telegraph & Telephone Corp.	163,400	4,517,939

Nisshin Seifun Group, Inc.	10,200	170,130

Nitori Holdings Co., Ltd.	1,900	376,509

Nitto Denko Corp.	7,100	507,802

NOF Corp.	4,300	243,567

NOK Corp.	2,300	27,149

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Nomura Holdings, Inc.	145,900	$723,910

Nomura Real Estate Holdings, Inc.	11,700	305,988

Nomura Research Institute Ltd.	14,500	538,024

NSK Ltd.(a)	23,900	163,011

NTT Data Corp.	27,600	535,550

Obayashi Corp.	31,600	263,109

Obic Co., Ltd.	2,500	478,826

Oiles Corp.	14,500	214,040

Okabe Co., Ltd.	27,900	175,789

Olympus Corp.	8,800	193,746

Omron Corp.	6,200	616,805

Ono Pharmaceutical Co., Ltd.	17,300	395,849

Oracle Corp.	4,300	378,454

Osaka Gas Co., Ltd.	18,000	330,558

Osaka Soda Co., Ltd.	9,700	235,686

Otsuka Corp.	9,000	463,007

Otsuka Holdings Co., Ltd.	20,500	879,529

Pacific Industrial Co., Ltd.	14,800	156,788

PAL GROUP Holdings Co., Ltd.	18,800	314,078

Pan Pacific International Holdings Corp.	10,800	224,373

Panasonic Corp.	69,800	869,568

Pola Orbis Holdings, Inc.	13,100	302,682

Qol Holdings Co., Ltd.	14,600	199,159

Recruit Holdings Co., Ltd.	11,500	704,172

Resona Holdings, Inc.	157,800	634,736

Ryosan Co., Ltd.	11,100	229,909

Sakata INX Corp.	15,100	159,154

Sangetsu Corp.	15,300	208,297

Sankyo Co., Ltd.	7,800	194,624

Sanwa Holdings Corp.	19,100	249,246

Sapporo Holdings Ltd.	13,200	304,638

Sato Holdings Corp.	11,500	281,174

SBI Holdings, Inc.(a)	11,100	274,677

SCSK Corp.	17,100	362,613

Secom Co., Ltd.	5,500	399,431

Sega Sammy Holdings, Inc.	15,000	214,161

Seikagaku Corp.	22,700	216,065

Seiko Epson Corp.	26,600	538,556

Seino Holdings Co., Ltd.	19,100	232,641

Sekisui House Ltd.	27,100	571,146

Seven & I Holdings Co., Ltd.	26,300	1,198,615

Seven Bank Ltd.(a)	105,100	234,550

SG Holdings Co., Ltd.	11,900	339,162

Shimano, Inc.	1,300	383,330

Shimizu Corp.(a)	37,500	283,330

Shin-Etsu Chemical Co., Ltd.	6,600	1,117,992

Shionogi & Co., Ltd.	7,800	535,077

Shiseido Co., Ltd.	4,300	290,469

Shizuoka Bank Ltd. (The)(a)	35,500	293,036

Shizuoka Gas Co., Ltd.(a)	23,400	283,128

SHO-BOND Holdings Co., Ltd.	5,600	248,945

SMC Corp.	600	376,859

SoftBank Corp.	486,000	6,596,881

SoftBank Group Corp.	12,800	743,392

Sohgo Security Services Co., Ltd.	5,800	262,514

Sompo Holdings, Inc.	13,600	594,950

Sony Group Corp.	8,400	937,683

St. Marc Holdings Co., Ltd.	14,000	205,153

Subaru Corp.	23,500	437,775

Sumitomo Chemical Co., Ltd.	89,300	468,210

Sumitomo Corp.	68,100	965,271

Sumitomo Dainippon Pharma Co., Ltd.	15,200	272,190

Sumitomo Electric Industries Ltd.	23,600	316,429

Sumitomo Forestry Co., Ltd.	9,900	190,236

Sumitomo Metal Mining Co., Ltd.	6,600	240,457

Sumitomo Mitsui Financial Group, Inc.	83,400	2,948,058

Sumitomo Mitsui Trust Holdings, Inc.	19,707	681,245

Sumitomo Osaka Cement Co., Ltd.	5,600	156,845

Sumitomo Realty & Development Co., Ltd.	8,300	304,030

Sumitomo Seika Chemicals Co., Ltd.	7,000	227,739

Sundrug Co., Ltd.	4,800	146,700

Suntory Beverage & Food Ltd.	8,600	357,643

Suzuken Co., Ltd.	4,300	126,408

Suzuki Motor Corp.	10,600	474,542

Sysmex Corp.	3,300	412,001

T&D Holdings, Inc.	33,700	467,858

Taisei Corp.(a)	9,200	296,841

Takashimaya Co., Ltd.(a)	23,500	263,486

Takeda Pharmaceutical Co., Ltd.	78,500	2,602,478

Tamron Co., Ltd.	12,800	306,076

Tamura Corp.(a)	42,900	281,066

Tatsuta Electric Wire and Cable Co., Ltd.	38,900	187,222

TDK Corp.	7,500	271,902

Terumo Corp.	7,300	345,781

TIS, Inc.	11,500	314,878

Toho Gas Co., Ltd.	3,600	157,293

Toho Titanium Co., Ltd.	26,900	290,035

Tohoku Electric Power Co., Inc.	33,600	247,539

Tokai Rika Co., Ltd.	15,200	218,924

Tokai Tokyo Financial Holdings, Inc.	62,300	227,256

Tokio Marine Holdings, Inc.	27,000	1,457,020

Tokyo Electron Ltd.	5,900	2,626,511

Tokyo Gas Co., Ltd.	8,900	165,836

Tosoh Corp.	18,000	328,138

Toyoda Gosei Co., Ltd.	6,900	138,959

Toyota Boshoku Corp.	18,100	322,985

Toyota Motor Corp.	311,050	5,575,622

Toyota Tsusho Corp.	13,100	558,284

Trend Micro, Inc.	7,400	412,530

TS Tech Co., Ltd.	12,300	159,296

Tv Tokyo Holdings Corp.	8,000	159,677

Unicharm Corp.	7,400	328,233

Wacoal Holdings Corp.	11,500	244,584

Wowow, Inc.	6,600	144,156

Yamada Holdings Co., Ltd.	37,000	155,859

Yamaha Motor Co., Ltd.	21,600	604,006

Yamato Holdings Co., Ltd.	10,300	261,250

Yokogawa Electric Corp.	11,500	201,914

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Yokohama Reito Co., Ltd.(a)	26,000	$206,695

Yondoshi Holdings, Inc.(a)	9,600	157,627

Yuasa Trading Co., Ltd.	8,500	230,831

Z Holdings Corp.	95,310	613,076

Zenrin Co., Ltd.	11,900	114,974

Total Japan		149,824,797

Netherlands – 2.4%

Aalberts N.V.	5,877	339,604

Akzo Nobel N.V.	7,341	802,971

ASM International N.V.	2,982	1,168,816

ASML Holding N.V.	5,186	3,882,062

ASR Nederland N.V.	12,928	592,124

Euronext N.V.(b)	2,878	325,874

Koninklijke Ahold Delhaize N.V.	64,500	2,148,007

Koninklijke DSM N.V.	4,823	965,606

Koninklijke KPN N.V.	240,331	756,213

Koninklijke Vopak N.V.	3,951	155,686

NN Group N.V.	25,778	1,352,460

Universal Music Group N.V.*	27,088	725,664

Van Lanschot Kempen N.V.	9,601	296,537

Wolters Kluwer N.V.	7,634	810,247

Total Netherlands		14,321,871

Norway – 1.8%

AF Gruppen ASA	15,688	331,759

Aker ASA, Class A	3,903	309,405

Entra ASA(b)	14,166	304,279

Equinor ASA	225,828	5,760,014

Gjensidige Forsikring ASA	31,444	698,095

Leroy Seafood Group ASA	29,614	245,278

Orkla ASA	48,908	449,455

SpareBank 1 SMN	33,292	495,037

Telenor ASA	85,099	1,435,986

TGS ASA	23,185	246,478

Yara International ASA	13,434	668,372

Total Norway		10,944,158

Portugal – 0.2%

EDP – Energias de Portugal S.A.	161,262	847,567

Jeronimo Martins, SGPS, S.A.	15,473	308,617

Total Portugal		1,156,184

Singapore – 2.0%

Capitaland Investment Ltd.*	211,300	529,184

DBS Group Holdings Ltd.	137,176	3,063,624

Genting Singapore Ltd.(a)	881,400	467,448

Jardine Cycle & Carriage Ltd.	33,855	483,287

Keppel Corp., Ltd.(a)	74,400	286,070

Keppel Infrastructure Trust	798,000	320,352

NetLink NBN Trust(a)	252,300	184,913

Olam International Ltd.(a)	321,400	416,665

Oversea-Chinese Banking Corp., Ltd.	206,695	1,750,878

Raffles Medical Group Ltd.	318,000	341,986

Sheng Siong Group Ltd.(a)	233,600	254,661

Singapore Exchange Ltd.	64,300	472,683

Singapore Technologies Engineering Ltd.	155,500	436,399

Singapore Telecommunications Ltd.(a)	920,300	1,667,603

United Overseas Bank Ltd.	93,501	1,780,348

Total Singapore		12,456,101

Spain – 2.5%

Acciona S.A.	1,683	279,313

ACS Actividades de Construccion y Servicios S.A.(a)	30,707	834,536

Cia de Distribucion Integral Logista Holdings S.A.	14,191	299,494

Cie Automotive S.A.	10,042	253,479

ContourGlobal PLC(b)	105,379	268,262

Ebro Foods S.A.(a)	9,262	176,685

EDP Renovaveis S.A.	9,583	237,895

Enagas S.A.	21,882	487,042

Endesa S.A.	66,234	1,337,192

Ferrovial S.A.	27,067	791,447

Fomento de Construcciones y Contratas S.A.	29,493	358,216

Grupo Catalana Occidente S.A.	7,949	290,194

Iberdrola S.A.	370,670	3,730,542

Industria de Diseno Textil S.A.	61,356	2,262,674

Inmobiliaria Colonial Socimi S.A.	23,431	227,562

Miquel y Costas & Miquel S.A.	11,036	216,410

Naturgy Energy Group S.A.(a)	80,860	2,038,251

Prosegur Cia de Seguridad S.A.	69,731	207,694

Red Electrica Corp. S.A.	37,676	755,834

Zardoya Otis S.A.	52,009	423,136

Total Spain		15,475,858

Sweden – 2.0%

Assa Abloy AB, Class B(a)	16,115	471,004

Atlas Copco AB, Class A	20,357	1,238,376

Atlas Copco AB, Class B	11,314	580,019

Axfood AB(a)	15,240	365,298

BillerudKorsnas AB	16,979	324,886

Boliden AB	9,745	314,454

Bravida Holding AB(b)	16,339	221,127

Castellum AB(a)	17,742	435,005

Epiroc AB, Class A	32,874	683,892

EQT AB	13,610	569,381

Essity AB, Class B	24,177	751,684

Evolution AB(b)	2,827	431,262

Fabege AB(a)	13,810	209,157

ICA Gruppen AB	7,355	338,050

Intrum AB	8,627	235,285

Investment AB Latour, Class B	8,858	275,808

Kinnevik AB, Class B*	7,669	271,002

Lundin Energy AB(a)	22,110	825,914

SKF AB, Class B	9,246	219,404

Swedish Match AB	71,841	629,514

Tele2 AB, Class B(a)	54,818	813,634

Telefonaktiebolaget LM Ericsson, Class B(a)	73,732	835,206

Telia Co. AB(a)	250,795	1,035,597

Wihlborgs Fastigheter AB	13,199	263,118

Total Sweden		12,338,077

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

Switzerland – 11.9%

ABB Ltd., Registered Shares	72,444	$2,437,709

Adecco Group AG, Registered Shares	10,477	528,090

Allreal Holding AG, Registered Shares	846	167,776

Baloise Holding AG, Registered Shares	2,991	456,257

Banque Cantonale Vaudoise, Registered Shares	5,448	415,236

BKW AG	2,427	262,772

Bucher Industries AG, Registered Shares	845	403,999

Cembra Money Bank AG	1,681	113,346

Cie Financiere Richemont S.A., Registered Shares	9,249	965,898

Coca-Cola HBC AG*	13,602	439,983

Credit Suisse Group AG, Registered Shares	48,916	487,351

DKSH Holding AG	2,410	189,240

EMS-Chemie Holding AG, Registered Shares	852	807,384

Galenica AG(b)	3,735	263,854

Geberit AG, Registered Shares	1,008	744,506

Givaudan S.A., Registered Shares	205	936,603

Holcim Ltd., Registered Shares*	31,000	1,500,070

Huber + Suhner AG, Registered Shares	2,221	172,137

Julius Baer Group Ltd.	5,042	336,836

Kardex Holding AG, Registered Shares	1,401	397,239

Kuehne + Nagel International AG, Registered Shares	3,977	1,361,691

Logitech International S.A., Registered Shares(a)	4,353	388,520

Lonza Group AG, Registered Shares	855	643,049

Nestle S.A., Registered Shares	112,732	13,619,442

Novartis AG, Registered Shares	152,597	12,567,966

Partners Group Holding AG	1,167	1,834,599

PSP Swiss Property AG, Registered Shares	1,707	206,044

Roche Holding AG	31,245	11,453,318

Roche Holding AG, Bearer Shares(a)	7,507	3,093,414

Schindler Holding AG, Participation Certificate	1,737	467,743

Schindler Holding AG, Registered Shares	880	227,724

SFS Group AG	1,856	253,077

SGS S.A., Registered Shares	389	1,136,747

SIG Combibloc Group AG*	14,600	390,022

Sika AG, Registered Shares(a)	2,392	761,050

Stadler Rail AG(a)	4,081	170,528

Sulzer AG, Registered Shares	3,104	296,807

Swatch Group AG (The), Bearer Shares	1,706	448,971

Swiss Life Holding AG, Registered Shares	2,090	1,060,851

Swiss Prime Site AG, Registered Shares	5,227	512,138

Swisscom AG, Registered Shares	3,463	1,994,979

UBS Group AG, Registered Shares	122,291	1,966,409

VAT Group AG(b)	1,468	582,573

Vifor Pharma AG	2,137	278,336

Vontobel Holding AG, Registered Shares	3,488	294,453

VZ Holding AG	1,542	153,564

Zurich Insurance Group AG	9,237	3,798,374

Total Switzerland		71,988,675

United Kingdom – 12.3%

Abrdn PLC	250,055	861,785

Admiral Group PLC	24,193	1,013,849

Airtel Africa PLC(b)	307,906	413,920

Anglo American PLC	46,424	1,641,575

Ashtead Group PLC	9,198	700,224

Assura PLC	186,127	179,565

AstraZeneca PLC	53,906	6,511,048

Avast PLC(b)	36,650	280,590

Aviva PLC	98,419	525,372

BAE Systems PLC	191,888	1,462,355

Berkeley Group Holdings PLC	7,538	443,348

Big Yellow Group PLC	14,115	265,496

British American Tobacco PLC	205,671	7,221,323

Bunzl PLC	14,333	474,451

Coca-Cola Europacific Partners PLC	9,488	522,975

ConvaTec Group PLC(b)	118,595	345,400

Croda International PLC	3,987	459,315

Daily Mail & General Trust PLC, Class A Non-Voting Shares	13,235	191,303

DCC PLC	3,611	301,774

Diageo PLC	70,168	3,411,674

Direct Line Insurance Group PLC	121,007	472,511

easyJet PLC*	64,800	579,107

Ferrexpo PLC	88,642	391,071

GlaxoSmithKline PLC	479,990	9,084,025

Great Portland Estates PLC	22,635	227,831

Hargreaves Lansdown PLC	21,158	408,384

Hikma Pharmaceuticals PLC	7,995	264,111

HomeServe PLC	13,558	165,351

IMI PLC	22,765	509,540

Intertek Group PLC	4,155	278,831

Johnson Matthey PLC	7,314	264,790

Jupiter Fund Management PLC	67,113	226,230

Linde PLC	9,094	2,699,164

London Stock Exchange Group PLC	3,611	362,732

Londonmetric Property PLC	65,084	209,912

Mondi PLC	18,005	444,149

Moneysupermarket.com Group PLC	55,718	160,021

National Grid PLC	201,470	2,403,035

Pearson PLC	33,282	319,426

Pennon Group PLC	15,003	229,198

Phoenix Group Holdings PLC	57,581	501,240

Quilter PLC(b)	137,049	263,326

Reckitt Benckiser Group PLC	18,579	1,460,473

RELX PLC	58,603	1,696,503

Rio Tinto PLC	85,972	5,695,748

Sage Group PLC (The)	61,045	584,072

Schroders PLC	15,349	744,015

Segro PLC	32,252	519,670

Severn Trent PLC	9,444	331,589

Smith & Nephew PLC	23,171	402,093

Smiths Group PLC	15,058	292,573

Spectris PLC	6,909	360,613

SSE PLC	67,068	1,420,673

Tate & Lyle PLC	42,864	399,831

Tesco PLC	316,771	1,081,891

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2021

Investments	Shares	Value

TP ICAP Group PLC	99,176	$213,504

Unilever PLC	126,960	6,856,022

United Utilities Group PLC	38,446	502,006

Vodafone Group PLC	2,272,784	3,472,089

WM Morrison Supermarkets PLC	120,833	479,815

Workspace Group PLC	21,046	234,113

Total United Kingdom		74,438,620
TOTAL COMMON STOCKS (Cost: $497,559,088)		601,633,315

RIGHTS – 0.0%

Australia – 0.0%

Transurban Group, expiring 10/8/21*
(Cost: $0)	9,847	7,468

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International Dividend ex-Financials Fund(c)
(Cost: $310,406)	7,195	293,290

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $13,656,524)	13,656,524	13,656,524

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $511,526,018)		615,590,597

Other Assets less Liabilities – (1.5)%		(9,031,585)

NET ASSETS – 100.0%		$606,559,012
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,569,900 and the total market value of the collateral held by the Fund was $26,906,380. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,249,856.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International Dividend ex-Financials Fund	$676,441	$1,399,846	$1,701,872	$(71,080)	$(10,045)	$293,290	$37,930

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/1/2021	100,000	EUR	160,066	AUD	$271	$—

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
France	$42,917,838	$370,602	$—	$43,288,440
Other	558,344,875	—	—	558,344,875
Rights	7,468	—	—	7,468
Exchange-Traded Fund	293,290	—	—	293,290
Investment of Cash Collateral for Securities Loaned	—	13,656,524	—	13,656,524
Total Investments in Securities	$601,563,471	$14,027,126	$—	$615,590,597
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$271	$—	$271
Total – Net	$601,563,471	$14,027,397	$—	$615,590,868
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 13.0%

AGL Energy Ltd.(a)	28,706	$119,853

Alumina Ltd.	98,602	149,573

Ampol Ltd.	4,470	90,248

APA Group(a)	29,557	186,176

Aurizon Holdings Ltd.	79,014	216,317

AusNet Services Ltd.(a)	141,899	258,302

Australia & New Zealand Banking Group Ltd.	85,130	1,731,047

BHP Group Ltd.(a)	74,912	2,035,179

BHP Group PLC	68,222	1,736,902

Commonwealth Bank of Australia	40,892	3,081,736

Computershare Ltd.	13,430	176,755

Dexus	35,875	279,875

Dicker Data Ltd.(a)	6,294	57,331

Fortescue Metals Group Ltd.	264,549	2,858,812

Growthpoint Properties Australia Ltd.(a)	42,862	127,870

Harvey Norman Holdings Ltd.	46,937	170,542

JB Hi-Fi Ltd.	3,878	127,514

Macquarie Group Ltd.	6,073	798,404

Magellan Financial Group Ltd.	4,119	105,239

McPherson’s Ltd.(a)	21,201	16,540

Medibank Pvt Ltd.	70,917	183,905

Metcash Ltd.(a)	26,527	75,306

Mineral Resources Ltd.	7,139	231,079

Mirvac Group	99,796	215,542

National Australia Bank Ltd.	92,809	1,865,740

Nine Entertainment Co. Holdings Ltd.	39,352	75,044

Origin Energy Ltd.	61,531	210,234

Orora Ltd.	23,563	52,934

Pendal Group Ltd.	12,748	76,154

Platinum Asset Management Ltd.	33,973	86,873

QBE Insurance Group Ltd.	28,599	240,878

Rio Tinto Ltd.	18,234	1,319,504

Select Harvests Ltd.	4,415	26,438

Spark Infrastructure Group	70,189	142,977

Stockland	82,441	266,790

Suncorp Group Ltd.	29,487	267,527

Telstra Corp., Ltd.	371,012	1,053,242

Wesfarmers Ltd.	29,045	1,169,672

Woodside Petroleum Ltd.	31,508	543,504

Worley Ltd.	14,090	100,863

Total Australia		22,528,421

Austria – 0.9%

CA Immobilien Anlagen AG	2,826	119,544

Oesterreichische Post AG(a)	4,192	177,814

OMV AG	15,309	925,797

Telekom Austria AG*	21,137	182,746

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,170	149,195

Total Austria		1,555,096

Belgium – 0.7%

Cofinimmo S.A.	1,358	206,175

Euronav N.V.	18,156	172,586

Proximus SADP	18,147	360,479

Solvay S.A.	3,036	378,774

Telenet Group Holding N.V.	3,928	150,046

Total Belgium		1,268,060

China – 2.7%

Beijing Enterprises Holdings Ltd.	32,000	128,047

BOC Hong Kong Holdings Ltd.	375,547	1,133,687

China Everbright Environment Group Ltd.	253,000	191,099

China Jinmao Holdings Group Ltd.	368,000	132,363

China Overseas Grand Oceans Group Ltd.	138,000	84,559

China Overseas Land & Investment Ltd.	308,000	701,884

China Power International Development Ltd.	504,000	267,388

China Resources Power Holdings Co., Ltd.(a)	170,000	490,260

CITIC Telecom International Holdings Ltd.	412,000	140,250

Far East Horizon Ltd.(a)	109,000	110,615

Guangdong Investment Ltd.	180,000	234,924

Lenovo Group Ltd.	552,000	593,506

Shenzhen Investment Ltd.	528,000	132,939

Shougang Fushan Resources Group Ltd.	450,838	137,255

Yanlord Land Group Ltd.	146,900	120,108

Yuexiu Property Co., Ltd.	156,400	147,065

Total China		4,745,949

Denmark – 0.1%

Scandinavian Tobacco Group A/S, Class A(b)	6,338	125,355

Finland – 2.0%

Elisa Oyj	5,871	364,977

Fortum Oyj	31,959	973,752

Konecranes Oyj*	2,467	99,412

Metsa Board Oyj	10,898	102,242

Neles Oyj	12,533	172,123

Nokian Renkaat Oyj	2,600	93,441

Orion Oyj, Class B(a)	3,965	157,387

Sampo Oyj, Class A	13,254	659,129

Sanoma Oyj	6,008	94,279

UPM-Kymmene Oyj	15,301	544,583

Valmet Oyj	5,438	197,516

Verkkokauppa.com Oyj	4,113	37,657

Total Finland		3,496,498

France – 5.5%

ALD S.A.(b)	15,709	214,830

AXA S.A.	67,701	1,889,759

Covivio	4,495	379,354

Danone S.A.	15,748	1,077,730

Gaztransport Et Technigaz S.A.	936	70,239

Gecina S.A.	2,230	301,219

Imerys S.A.	2,964	128,749

Nexity S.A.	3,346	159,767

Orange S.A.	76,008	823,813

Publicis Groupe S.A.	5,317	359,006

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2021

Investments	Shares	Value

Rubis SCA	3,358	$116,325

Sanofi	39,327	3,786,622

Societe BIC S.A.	1,895	111,787

Verallia S.A.(b)	1,969	68,003

Wendel SE	994	138,124

Total France		9,625,327

Germany – 11.4%

Allianz SE, Registered Shares	13,709	3,095,627

BASF SE	33,349	2,545,091

Bayer AG, Registered Shares	35,273	1,921,548

Bayerische Motoren Werke AG	13,643	1,308,564

Continental AG*	3,527	387,465

Deutsche Telekom AG, Registered Shares	116,899	2,356,812

DIC Asset AG	4,626	81,813

E.ON SE	106,905	1,309,349

Evonik Industries AG	13,557	428,463

Hannover Rueck SE	2,927	513,416

METRO AG	17,189	223,914

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	3,733	1,024,915

Siemens AG, Registered Shares	17,361	2,855,506

Siltronic AG	697	110,021

Talanx AG	8,310	355,187

Telefonica Deutschland Holding AG	118,829	338,508

Traton SE	17,998	463,065

Uniper SE	8,770	366,412

Vitesco Technologies Group AG, Class A*	705	41,694

Total Germany		19,727,370

Hong Kong – 3.7%

Allied Group Ltd.	96,000	34,530

Bank of East Asia Ltd. (The)	56,800	91,643

CLP Holdings Ltd.	79,500	765,930

Hang Lung Group Ltd.	43,000	100,421

Hang Lung Properties Ltd.	104,000	237,267

Hang Seng Bank Ltd.	56,318	966,528

Henderson Land Development Co., Ltd.	170,220	652,703

Hutchison Port Holdings Trust	438,323	105,198

Hysan Development Co., Ltd.	39,000	127,000

Kowloon Development Co., Ltd.	124,000	137,784

Link REIT	52,400	449,307

New World Development Co., Ltd.	72,872	298,148

PCCW Ltd.	263,968	135,635

Power Assets Holdings Ltd.	113,018	664,927

Sino Land Co., Ltd.	210,000	282,710

Sun Hung Kai Properties Ltd.	77,500	969,665

Swire Properties Ltd.	135,000	338,512

Total Hong Kong		6,357,908

Israel – 0.4%

Atreyu Capital Markets Ltd.	2,701	47,303

Bank Hapoalim BM	28,332	250,287

Electra Consumer Products 1970 Ltd.	2,654	129,485

ICL Group Ltd.	24,559	180,416

Oil Refineries Ltd.*	174,353	39,506

OPC Energy Ltd.*	2,841	26,013

YD More Investments Ltd.	8,082	34,421

Total Israel		707,431

Italy – 3.7%

A2A SpA	119,618	246,140

ACEA SpA	5,596	119,592

Assicurazioni Generali SpA	35,541	757,489

Azimut Holding SpA	6,571	180,943

Enav SpA*(b)	27,007	126,701

Enel SpA	245,388	1,891,494

ERG SpA	3,560	106,035

Iren SpA	45,978	136,626

Italgas SpA	35,681	229,093

Mediobanca Banca di Credito Finanziario SpA*	38,940	471,152

Poste Italiane SpA(b)	45,869	634,197

Snam SpA	100,921	560,952

Telecom Italia SpA, RSP	307,644	124,755

Terna – Rete Elettrica Nazionale(a)	50,533	359,356

UnipolSai Assicurazioni SpA	185,991	524,228

Total Italy		6,468,753

Japan – 21.0%

AEON Financial Service Co., Ltd.	7,100	91,061

AGC, Inc.	5,100	264,199

Amada Co., Ltd.	11,700	122,060

Arakawa Chemical Industries Ltd.(a)	5,600	61,935

Asahi Holdings, Inc.	3,400	61,860

Asahi Kasei Corp.	27,400	293,830

Avex, Inc.	4,300	57,654

Bank of Saga Ltd. (The)	5,300	69,875

Baroque Japan Ltd.	8,400	67,230

BeNext-Yumeshin Group Co.	2,900	34,049

Bridgestone Corp.	15,000	713,332

Canon, Inc.	45,200	1,110,200

Chiyoda Co., Ltd.	7,700	58,729

Chubu Electric Power Co., Inc.	16,700	197,796

Chugoku Electric Power Co., Inc. (The)(a)	11,100	101,375

Concordia Financial Group Ltd.	44,800	177,473

Dai-ichi Life Holdings, Inc.	24,800	549,679

Daido Metal Co., Ltd.	11,300	62,488

Daiken Corp.	2,800	58,974

Daito Trust Construction Co., Ltd.(a)	2,300	268,806

Daiwa House Industry Co., Ltd.	13,100	438,995

Daiwa Securities Group, Inc.(a)	39,100	229,151

Electric Power Development Co., Ltd.	5,100	73,912

ENEOS Holdings, Inc.	108,300	442,518

FAN Communications, Inc.	14,600	59,277

Feed One Co., Ltd.	6,000	40,547

FJ Next Co., Ltd.(a)	7,400	69,241

Forum Engineering, Inc.(a)	3,900	32,787

Fudo Tetra Corp.(a)	4,400	71,102

Fukuoka Financial Group, Inc.(a)	7,200	129,771

Hakuto Co., Ltd.	4,700	77,003

Happinet Corp.(a)	4,700	63,397

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2021

Investments	Shares	Value

Haseko Corp.	14,800	$199,102

Hinokiya Group Co., Ltd.	2,100	43,854

Honeys Holdings Co., Ltd.	4,400	43,655

Hulic Co., Ltd.	15,400	172,254

Idemitsu Kosan Co., Ltd.	10,600	279,880

Inpex Corp.	46,700	366,652

ITOCHU Corp.(a)	42,900	1,259,989

Japan Post Insurance Co., Ltd.	13,500	246,467

Japan Tobacco, Inc.	79,300	1,556,505

JTEKT Corp.	11,000	96,419

Kajima Corp.	13,900	179,644

Kansai Electric Power Co., Inc. (The)	24,800	241,276

KDDI Corp.	77,700	2,570,385

Kuraray Co., Ltd.	12,000	115,940

KYORIN Holdings, Inc.	4,600	73,427

Kyosan Electric Manufacturing Co., Ltd.	12,700	60,327

Lixil Corp.	6,100	177,957

Maeda Road Construction Co., Ltd.*	4,600	84,506

Marubeni Corp.(a)	43,600	364,665

Matsui Securities Co., Ltd.	13,600	99,219

Mebuki Financial Group, Inc.	45,300	99,877

Mitsubishi Chemical Holdings Corp.	32,500	298,129

Mitsubishi Corp.	45,376	1,438,042

Mitsubishi Gas Chemical Co., Inc.(a)	5,600	111,172

Mitsubishi HC Capital, Inc.	43,600	229,772

Mitsubishi UFJ Financial Group, Inc.	428,500	2,526,643

Mitsui Chemicals, Inc.	4,300	145,100

Mizuho Financial Group, Inc.	79,460	1,128,428

Moriroku Holdings Co., Ltd.	2,800	52,349

MS&AD Insurance Group Holdings, Inc.	24,000	807,923

Nikko Co., Ltd.(a)	10,300	61,482

Nippon Air Conditioning Services Co., Ltd.	9,100	64,921

Nippon Telegraph & Telephone Corp.	87,700	2,424,867

Nomura Holdings, Inc.	78,000	387,011

Nomura Real Estate Holdings, Inc.	6,000	156,917

Onward Holdings Co., Ltd.	16,200	52,560

Penta-Ocean Construction Co., Ltd.	10,400	71,120

Pola Orbis Holdings, Inc.	5,300	122,459

PS Mitsubishi Construction Co., Ltd.(a)	11,600	66,434

Resona Holdings, Inc.	81,900	329,435

Riken Corp.	2,300	58,523

SBI Holdings, Inc.(a)	5,700	141,050

Seiko Epson Corp.	10,100	204,489

Sekisui House Ltd.	18,000	379,359

Seven Bank Ltd.(a)	66,000	147,291

Shimizu Corp.(a)	25,700	194,175

Shinagawa Refractories Co., Ltd.	2,500	88,505

SoftBank Corp.	262,000	3,556,343

Sojitz Corp.	12,480	205,810

Sompo Holdings, Inc.	7,600	332,472

Sumitomo Chemical Co., Ltd.(a)	34,400	180,363

Sumitomo Corp.	40,600	575,477

Sumitomo Mitsui Financial Group, Inc.(a)	48,400	1,710,864

Sumitomo Mitsui Trust Holdings, Inc.	12,300	425,195

T&D Holdings, Inc.	15,500	215,187

Taisei Corp.(a)	5,600	180,686

Takeda Pharmaceutical Co., Ltd.	43,300	1,435,507

Technoflex Corp.	2,000	18,140

Teikoku Electric Manufacturing Co., Ltd.	6,400	81,165

Tohoku Electric Power Co., Inc.(a)	16,000	117,876

Tokio Marine Holdings, Inc.	14,800	798,663

Tokyo Individualized Educational Institute, Inc.(a)	7,200	43,106

Tosoh Corp.	9,300	169,538

Toyo Ink SC Holdings Co., Ltd.	4,300	81,163

Toyo Kanetsu K.K.	700	16,506

Xebio Holdings Co., Ltd.	9,500	96,724

YAMADA Consulting Group Co., Ltd.	4,700	47,895

Total Japan		36,459,142

Netherlands – 1.6%

ASR Nederland N.V.	6,441	295,009

ForFarmers N.V.	9,857	49,408

Koninklijke Ahold Delhaize N.V.	33,725	1,123,124

Koninklijke KPN N.V.	111,379	350,460

NN Group N.V.	13,637	715,474

SBM Offshore N.V.	5,934	105,909

Van Lanschot Kempen N.V.	3,133	96,766

Total Netherlands		2,736,150

Norway – 2.9%

AF Gruppen ASA	8,544	180,683

Equinor ASA	119,651	3,051,842

Gjensidige Forsikring ASA	17,359	385,391

SpareBank 1 SMN	13,564	201,691

Telenor ASA	44,627	753,050

TGS ASA	7,374	78,392

Yara International ASA	6,946	345,579

Total Norway		4,996,628

Portugal – 0.3%

Altri, SGPS, S.A.	17,616	109,328

EDP – Energias de Portugal S.A.	72,517	381,137

REN – Redes Energeticas Nacionais, SGPS, S.A.	37,764	111,605

Total Portugal		602,070

Singapore – 3.6%

Capitaland Investment Ltd.*	136,400	341,603

DBS Group Holdings Ltd.	72,661	1,622,777

Genting Singapore Ltd.	370,800	196,653

Jardine Cycle & Carriage Ltd.	12,300	175,585

Keppel Corp., Ltd.	32,100	123,425

Keppel Infrastructure Trust	285,221	114,500

NetLink NBN Trust	112,500	82,452

Olam International Ltd.	109,600	142,086

Oversea-Chinese Banking Corp., Ltd.	121,392	1,028,291

Singapore Exchange Ltd.	29,300	215,390

Singapore Technologies Engineering Ltd.	71,000	199,256

Singapore Telecommunications Ltd.	469,300	850,519

StarHub Ltd.	101,800	91,482

United Overseas Bank Ltd.	51,100	972,993

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2021

Investments	Shares	Value

Venture Corp., Ltd.(a)	5,000	$66,183

Total Singapore		6,223,195

Spain – 3.3%

ACS Actividades de Construccion y Servicios S.A.(a)	17,229	468,239

Cia de Distribucion Integral Logista Holdings S.A.	7,946	167,696

Cie Automotive S.A.	3,175	80,143

ContourGlobal PLC(b)	37,747	96,092

Enagas S.A.	10,707	238,312

Endesa S.A.	34,904	704,674

Fomento de Construcciones y Contratas S.A.	14,759	179,260

Iberdrola S.A.	193,468	1,947,124

Naturgy Energy Group S.A.(a)	42,217	1,064,171

Prosegur Cash S.A.(a)(b)	93,727	75,603

Red Electrica Corp. S.A.	19,001	381,187

Zardoya Otis S.A.	29,404	239,226

Total Spain		5,641,727

Sweden – 0.9%

Axfood AB	7,188	172,294

Intrum AB	3,904	106,474

Lundin Energy AB(a)	9,316	347,997

Tele2 AB, Class B(a)	29,571	438,906

Telia Co. AB	133,398	550,835

Total Sweden		1,616,506

Switzerland – 8.8%

ABB Ltd., Registered Shares	39,030	1,313,343

Adecco Group AG, Registered Shares	5,150	259,584

Allreal Holding AG, Registered Shares	567	112,446

Baloise Holding AG, Registered Shares	1,336	203,798

Banque Cantonale Vaudoise, Registered Shares	2,918	222,404

Cembra Money Bank AG	668	45,042

Holcim Ltd., Registered Shares*	16,146	781,294

Mobilezone Holding AG, Registered Shares	4,283	59,411

Novartis AG, Registered Shares	81,251	6,691,873

OC Oerlikon Corp. AG, Registered Shares	13,714	150,540

Sulzer AG, Registered Shares(a)	1,473	140,850

Swiss Life Holding AG, Registered Shares	1,077	546,668

Swiss Prime Site AG, Registered Shares	3,435	336,559

Swisscom AG, Registered Shares	1,879	1,082,462

UBS Group AG, Registered Shares	66,402	1,067,728

Vontobel Holding AG, Registered Shares	1,413	119,284

Zurich Insurance Group AG	5,033	2,069,635

Total Switzerland		15,202,921

United Kingdom – 12.5%

Abrdn PLC	124,991	430,767

Admiral Group PLC	12,226	512,352

Airtel Africa PLC(b)	147,856	198,764

Ashmore Group PLC	24,066	110,523

BAE Systems PLC	103,097	785,689

Berkeley Group Holdings PLC	3,660	215,263

British American Tobacco PLC	109,766	3,853,999

CMC Markets PLC(b)	13,608	52,109

Direct Line Insurance Group PLC	61,631	240,658

Diversified Energy Co. PLC	40,330	64,493

Drax Group PLC	16,474	107,021

easyJet PLC*	32,466	290,147

Ferrexpo PLC	41,640	183,707

GlaxoSmithKline PLC	256,409	4,852,655

Hargreaves Lansdown PLC	9,870	190,507

National Grid PLC	103,832	1,238,457

PayPoint PLC(a)	7,961	76,213

Pearson PLC	16,073	154,262

Pennon Group PLC	6,971	106,495

Phoenix Group Holdings PLC	24,521	213,454

Rio Tinto PLC	46,234	3,063,058

Schroders PLC	6,631	321,426

Severn Trent PLC	5,462	191,776

SSE PLC	35,250	746,686

Tate & Lyle PLC	24,084	224,653

Telecom Plus PLC	3,320	54,434

Tesco PLC	183,626	627,151

TORM PLC, Class A*	5,175	39,796

TP ICAP Group PLC	46,356	99,794

United Utilities Group PLC	19,065	248,940

Vodafone Group PLC	1,197,103	1,828,791

WM Morrison Supermarkets PLC	62,783	249,304

Workspace Group PLC	9,468	105,321

Total United Kingdom		21,678,665
TOTAL COMMON STOCKS (Cost: $163,355,766)		171,763,172

RIGHTS – 0.0%

Austria – 0.0%

CA Immobilien Anlagen AG*†
(Cost: $0)	2,826	0

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International LargeCap Dividend Fund(c)
(Cost: $342,720)	7,317	347,833

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $5,142,151)	5,142,151	5,142,151

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $168,840,637)		177,253,156

Other Assets less Liabilities – (2.1)%		(3,729,595)

NET ASSETS – 100.0%		$173,523,561

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,361,226 and the total market value of the collateral held by the Fund was $9,867,557. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,725,406.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2021

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$548,318	$1,497,671	$1,678,010	$(21,457)	$1,311	$347,833	$19,906

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/1/2021	361,734	USD	500,000	AUD	$558	$—
Morgan Stanley & Co. International	10/4/2021	1,618	ILS	503	USD	—	(1)
Morgan Stanley & Co. International	10/4/2021	17,469	USD	55,866	ILS	153	—
						$711	$(1)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$36,374,636	$84,506	$—		$36,459,142
Other	135,304,030	—	—		135,304,030
Rights	—	—	0	*	0
Exchange-Traded Fund	347,833	—	—		347,833
Investment of Cash Collateral for Securities Loaned	—	5,142,151	—		5,142,151
Total Investments in Securities	$172,026,499	$5,226,657	$0		$177,253,156
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$711	$—		$711
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1)	$—		$(1)
Total – Net	$172,026,499	$5,227,367	$0		$177,253,866
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 9.0%

ASX Ltd.(a)	6,658	$389,562

Australia & New Zealand Banking Group Ltd.	127,766	2,598,014

BHP Group Ltd.(a)	114,305	3,105,392

BHP Group PLC	105,486	2,685,626

Brambles Ltd.	33,071	257,283

Coles Group Ltd.	52,088	639,262

Commonwealth Bank of Australia	61,688	4,648,980

CSL Ltd.	3,597	762,339

Fortescue Metals Group Ltd.	399,739	4,319,723

Goodman Group	35,304	552,880

Macquarie Group Ltd.	8,907	1,170,983

National Australia Bank Ltd.	139,685	2,808,089

Newcrest Mining Ltd.	8,813	144,128

Rio Tinto Ltd.	27,639	2,000,098

Sonic Healthcare Ltd.	8,827	259,256

Telstra Corp., Ltd.	575,028	1,632,410

Transurban Group	72,433	740,880

Wesfarmers Ltd.	44,982	1,811,471

Woodside Petroleum Ltd.(a)	49,057	846,220

Woolworths Group Ltd.	24,717	702,568

Total Australia		32,075,164

Belgium – 0.1%

UCB S.A.	2,144	240,528

China – 1.0%

BOC Hong Kong Holdings Ltd.	555,634	1,677,327

China Overseas Land & Investment Ltd.	462,500	1,053,965

CSPC Pharmaceutical Group Ltd.	260,000	311,947

Wilmar International Ltd.	162,300	503,302

Total China		3,546,541

Denmark – 1.9%

AP Moller – Maersk A/S, Class B	129	349,537

Carlsberg A/S, Class B	2,572	420,709

Coloplast A/S, Class B	4,462	699,958

Novo Nordisk A/S, Class B	44,873	4,345,955

Novozymes A/S, Class B	3,795	260,252

Orsted A/S(b)	3,798	502,446

Vestas Wind Systems A/S	6,818	273,630

Total Denmark		6,852,487

Finland – 1.5%

Fortum Oyj	48,018	1,463,051

Kone Oyj, Class B	13,161	927,074

Neste Oyj	17,581	997,788

Sampo Oyj, Class A	19,723	980,835

UPM-Kymmene Oyj	23,144	823,726

Total Finland		5,192,474

France – 8.4%

Air Liquide S.A.	12,149	1,951,218

AXA S.A.	101,832	2,842,468

Capgemini SE	2,045	426,965

Carrefour S.A.	11,050	199,075

Cie Generale des Etablissements Michelin SCA	3,171	488,044

Danone S.A.	24,479	1,675,245

Dassault Systemes SE	5,531	291,438

Hermes International	716	992,866

Kering S.A.	1,552	1,107,993

L’Oreal S.A.	9,175	3,794,517

Legrand S.A.	4,647	499,572

LVMH Moet Hennessy Louis Vuitton SE	4,837	3,476,182

Orange S.A.	116,781	1,265,731

Pernod Ricard S.A.	4,800	1,060,856

Sanofi	59,792	5,757,107

Schneider Electric SE	17,190	2,866,826

Suez S.A.	14,356	327,517

Teleperformance	435	171,459

Veolia Environnement S.A.	13,840	424,415

Vivendi SE(a)	22,715	287,080

Total France		29,906,574

Germany – 12.4%

Allianz SE, Registered Shares	20,918	4,723,490

BASF SE	51,144	3,903,149

Bayer AG, Registered Shares	53,460	2,912,311

Bayerische Motoren Werke AG	20,458	1,962,223

Beiersdorf AG	1,436	155,541

Continental AG*	5,405	593,776

Daimler AG, Registered Shares	17,353	1,542,936

Deutsche Boerse AG	3,499	569,751

Deutsche Post AG, Registered Shares	44,818	2,829,790

Deutsche Telekom AG, Registered Shares	176,572	3,559,885

Deutsche Wohnen SE, Bearer Shares	9,096	557,873

E.ON SE	162,253	1,987,240

Evonik Industries AG	20,076	634,493

Fresenius Medical Care AG & Co. KGaA	6,425	453,179

Fresenius SE & Co. KGaA	11,355	546,596

Hannover Rueck SE	4,173	731,974

Henkel AG & Co. KGaA	4,643	401,154

Infineon Technologies AG	11,895	489,737

Knorr-Bremse AG	3,460	371,483

Merck KGaA	1,158	251,838

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	5,614	1,541,353

RWE AG	12,746	451,284

SAP SE	25,103	3,400,404

Siemens AG, Registered Shares	26,291	4,324,296

Siemens Healthineers AG(b)	17,477	1,137,924

Symrise AG	1,414	186,245

Uniper SE	12,913	539,507

Vitesco Technologies Group AG, Class A*	1,059	62,617

Volkswagen AG	8,415	2,613,687

Vonovia SE	18,534	1,114,811

Total Germany		44,550,547

Hong Kong – 3.8%

AIA Group Ltd.	242,404	2,800,927

CLP Holdings Ltd.	129,500	1,247,648

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2021

Investments	Shares	Value

Hang Lung Properties Ltd.	145,000	$330,805

Hang Seng Bank Ltd.	83,218	1,428,186

Henderson Land Development Co., Ltd.	251,219	963,291

Hong Kong & China Gas Co., Ltd.	443,925	672,903

Hong Kong Exchanges & Clearing Ltd.	27,024	1,665,600

Link REIT	79,600	682,535

MTR Corp., Ltd.	157,438	849,415

New World Development Co., Ltd.	115,750	473,578

Sun Hung Kai Properties Ltd.	117,942	1,475,667

Swire Properties Ltd.	200,080	501,700

Techtronic Industries Co., Ltd.	24,000	478,172

Total Hong Kong		13,570,427

Ireland – 0.3%

CRH PLC	17,967	844,575

Kerry Group PLC, Class A	1,152	154,873

Total Ireland		999,448

Italy – 1.9%

Assicurazioni Generali SpA	55,974	1,192,979

Enel SpA	380,134	2,930,140

Ferrari N.V.	1,832	384,192

Poste Italiane SpA(b)	69,338	958,686

Snam SpA	155,368	863,586

Terna – Rete Elettrica Nazionale(a)	67,986	483,470

Total Italy		6,813,053

Japan – 21.3%

Aeon Co., Ltd.(a)	9,145	240,971

Ajinomoto Co., Inc.	7,000	207,412

Asahi Group Holdings Ltd.	11,935	579,876

Asahi Kasei Corp.	41,200	441,818

Astellas Pharma, Inc.	42,600	703,478

Bandai Namco Holdings, Inc.	3,200	240,914

Bridgestone Corp.	21,855	1,039,325

Canon, Inc.	68,536	1,683,378

Central Japan Railway Co.	1,900	304,392

Chugai Pharmaceutical Co., Ltd.	26,700	981,852

Dai-ichi Life Holdings, Inc.	36,400	806,786

Daiichi Sankyo Co., Ltd.	24,200	646,237

Daikin Industries Ltd.	2,900	635,752

Daiwa House Industry Co., Ltd.	18,400	616,604

Denso Corp.	18,100	1,191,526

East Japan Railway Co.	7,200	506,049

Eisai Co., Ltd.	6,600	496,649

ENEOS Holdings, Inc.	154,100	629,659

FANUC Corp.	1,775	390,794

Fast Retailing Co., Ltd.	600	443,540

FUJIFILM Holdings Corp.	7,100	613,371

Fujitsu Ltd.	3,900	709,917

Hitachi Ltd.	20,900	1,243,791

Honda Motor Co., Ltd.	44,400	1,374,878

Hoya Corp.	2,200	344,566

ITOCHU Corp.(a)	63,300	1,859,145

Japan Exchange Group, Inc.	9,500	236,276

Japan Tobacco, Inc.	121,609	2,386,948

Kao Corp.	10,100	602,424

KDDI Corp.	118,080	3,906,191

Keyence Corp.	800	480,394

Kirin Holdings Co., Ltd.	24,900	463,074

Komatsu Ltd.	19,367	467,794

Kubota Corp.	19,800	423,950

Kyowa Kirin Co., Ltd.	7,600	274,165

MEIJI Holdings Co., Ltd.	3,900	252,019

Mitsubishi Corp.	68,005	2,155,193

Mitsubishi Electric Corp.	45,581	636,071

Mitsubishi Estate Co., Ltd.	21,500	343,094

Mitsubishi UFJ Financial Group, Inc.	648,600	3,824,458

Mitsui Fudosan Co., Ltd.	19,500	466,200

Mizuho Financial Group, Inc.	118,514	1,683,042

MS&AD Insurance Group Holdings, Inc.	35,700	1,201,785

Murata Manufacturing Co., Ltd.	11,410	1,018,540

NEC Corp.	4,700	255,694

Nidec Corp.	2,600	289,420

Nintendo Co., Ltd.	3,300	1,606,301

Nippon Telegraph & Telephone Corp.	135,504	3,746,626

Nitori Holdings Co., Ltd.	800	158,530

Nomura Holdings, Inc.	112,400	557,693

Nomura Research Institute Ltd.	9,200	341,367

NTT Data Corp.	16,100	312,404

Obic Co., Ltd.	1,100	210,683

Omron Corp.	2,600	258,660

Ono Pharmaceutical Co., Ltd.	9,500	217,374

Oracle Corp.	2,200	193,628

Otsuka Holdings Co., Ltd.	16,200	695,043

Panasonic Corp.	55,784	694,956

Recruit Holdings Co., Ltd.	8,200	502,105

Secom Co., Ltd.	3,300	239,659

Sekisui House Ltd.	25,600	539,533

Seven & I Holdings Co., Ltd.	21,000	957,069

SG Holdings Co., Ltd.	6,600	188,107

Shimano, Inc.	700	206,408

Shin-Etsu Chemical Co., Ltd.	4,900	830,025

Shionogi & Co., Ltd.	5,500	377,298

Shiseido Co., Ltd.	2,360	159,420

SMC Corp.	350	219,834

SoftBank Corp.	397,500	5,395,597

SoftBank Group Corp.	10,480	608,653

Sompo Holdings, Inc.	11,900	520,582

Sony Group Corp.	5,900	658,611

Subaru Corp.	17,600	327,866

Sumitomo Corp.	57,510	815,165

Sumitomo Mitsui Financial Group, Inc.(a)	72,494	2,562,548

Sumitomo Realty & Development Co., Ltd.	5,700	208,791

Suntory Beverage & Food Ltd.	5,200	216,249

Suzuki Motor Corp.	7,617	340,999

Sysmex Corp.	1,900	237,213

Takeda Pharmaceutical Co., Ltd.	65,200	2,161,549

TDK Corp.	4,800	174,017

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2021

Investments	Shares	Value

Terumo Corp.	5,097	$241,431

Tokio Marine Holdings, Inc.	22,800	1,230,372

Tokyo Electron Ltd.	4,250	1,891,979

Toyota Motor Corp.	261,865	4,693,973

Unicharm Corp.	3,300	146,374

Z Holdings Corp.	66,400	427,114

Total Japan		76,371,218

Netherlands – 2.4%

Akzo Nobel N.V.	5,842	639,008

ASML Holding N.V.	3,986	2,983,783

EXOR N.V.	1,793	151,527

Koninklijke Ahold Delhaize N.V.	53,030	1,766,028

Koninklijke DSM N.V.	3,874	775,608

NN Group N.V.	19,406	1,018,149

Universal Music Group N.V.*(a)	22,256	596,219

Wolters Kluwer N.V.	5,846	620,475

Total Netherlands		8,550,797

Norway – 1.6%

Equinor ASA	180,645	4,607,568

Telenor ASA	68,146	1,149,916

Total Norway		5,757,484

Portugal – 0.2%

EDP – Energias de Portugal S.A.	115,262	605,798

Singapore – 1.9%

DBS Group Holdings Ltd.	110,134	2,459,681

Oversea-Chinese Banking Corp., Ltd.	181,212	1,535,016

Singapore Telecommunications Ltd.	760,700	1,378,404

United Overseas Bank Ltd.	77,786	1,481,120

Total Singapore		6,854,221

Spain – 2.3%

Endesa S.A.	54,277	1,095,793

Ferrovial S.A.	21,620	632,175

Grifols S.A.	5,779	141,185

Iberdrola S.A.	300,686	3,026,201

Industria de Diseno Textil S.A.	50,054	1,845,881

Naturgy Energy Group S.A.(a)	65,344	1,647,137

Total Spain		8,388,372

Sweden – 1.4%

Assa Abloy AB, Class B	14,295	417,810

Atlas Copco AB, Class A	17,255	1,049,672

Atlas Copco AB, Class B	8,599	440,833

Epiroc AB, Class A	17,898	372,340

EQT AB	8,264	345,728

Essity AB, Class B	18,080	562,123

Evolution AB(b)	1,408	214,792

Swedish Match AB(a)	36,731	321,859

Telefonaktiebolaget LM Ericsson, Class B(a)	53,975	611,407

Telia Co. AB	205,095	846,890

Total Sweden		5,183,454

Switzerland – 14.6%

ABB Ltd., Registered Shares	62,935	2,117,736

Cie Financiere Richemont S.A., Registered Shares	7,281	760,374

Credit Suisse Group AG, Registered Shares	31,927	318,089

EMS-Chemie Holding AG, Registered Shares	703	666,186

Geberit AG, Registered Shares	985	727,518

Givaudan S.A., Registered Shares	178	813,246

Holcim Ltd., Registered Shares*	25,257	1,222,170

Kuehne + Nagel International AG, Registered Shares	3,244	1,110,718

Logitech International S.A., Registered Shares(a)	2,456	219,206

Lonza Group AG, Registered Shares	481	361,762

Nestle S.A., Registered Shares	91,714	11,080,204

Novartis AG, Registered Shares	123,668	10,185,359

Partners Group Holding AG	979	1,539,051

Roche Holding AG	25,296	9,272,624

Roche Holding AG, Bearer Shares(a)	5,824	2,399,899

Schindler Holding AG, Registered Shares	1,374	355,559

SGS S.A., Registered Shares	317	926,346

Sika AG, Registered Shares(a)	1,833	583,196

STMicroelectronics N.V.	5,094	222,953

Swiss Life Holding AG, Registered Shares	1,703	864,416

Swisscom AG, Registered Shares	2,881	1,659,698

UBS Group AG, Registered Shares	100,332	1,613,314

Zurich Insurance Group AG	7,792	3,204,171

Total Switzerland		52,223,795

United Kingdom – 13.2%

Anglo American PLC	35,891	1,269,123

Ashtead Group PLC	5,876	447,327

AstraZeneca PLC	42,639	5,150,161

Aviva PLC	77,168	411,932

BAE Systems PLC	147,304	1,122,586

British American Tobacco PLC	165,540	5,812,282

Coca-Cola Europacific Partners PLC	7,262	400,279

Diageo PLC	56,166	2,730,876

GlaxoSmithKline PLC	384,851	7,283,477

Intertek Group PLC	2,365	158,709

Linde PLC	7,448	2,210,619

London Stock Exchange Group PLC	2,630	264,189

National Grid PLC	160,621	1,915,808

Reckitt Benckiser Group PLC	14,889	1,170,407

RELX PLC	46,866	1,356,728

Rio Tinto PLC	69,957	4,634,735

Segro PLC	20,978	338,014

Smith & Nephew PLC	16,183	280,828

SSE PLC	54,567	1,155,870

Tesco PLC	277,697	948,438

Unilever PLC	101,918	5,503,718

Vodafone Group PLC	1,803,841	2,755,694

Total United Kingdom		47,321,800
TOTAL COMMON STOCKS (Cost: $295,729,235)		355,004,182

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2021

Investments	Shares	Value

RIGHTS – 0.0%

Australia – 0.0%

Transurban Group, expiring 10/8/21*
(Cost: $0)	7,886	$5,981

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $4,998,588)	4,998,588	4,998,588

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $300,727,823)		360,008,751

Other Assets less Liabilities – (0.6)%		(2,051,143)

NET ASSETS – 100.0%		$357,957,608
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,585,938 and the total market value of the collateral held by the Fund was $12,189,122. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,190,534.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree International MidCap Dividend Fund^	$—	$1,531,772	$1,519,359	$(12,413)	$—	$—	$25,685
^	As of September 30, 2021, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/1/2021	705,380	USD	975,000	AUD	$1,089	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$355,004,182	$—	$—	$355,004,182
Rights	5,981	—	—	5,981
Investment of Cash Collateral for Securities Loaned	—	4,998,588	—	4,998,588
Total Investments in Securities	$355,010,163	$4,998,588	$—	$360,008,751
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,089	$—	$1,089
Total – Net	$355,010,163	$4,999,677	$—	$360,009,840
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 8.5%

AGL Energy Ltd.(a)	57,824	$241,426

ALS Ltd.	14,847	136,097

Alumina Ltd.	257,049	389,927

Ampol Ltd.	10,915	220,371

Ansell Ltd.	5,212	128,759

APA Group(a)	77,074	485,481

Atlas Arteria Ltd.(a)	26,958	126,381

Aurizon Holdings Ltd.	189,489	518,765

AusNet Services Ltd.	378,749	689,445

BlueScope Steel Ltd.	7,586	112,335

carsales.com Ltd.	8,566	156,795

Charter Hall Group	20,666	256,017

Cleanaway Waste Management Ltd.	59,962	119,545

Computershare Ltd.	30,065	395,692

Dexus	87,174	680,078

Domino’s Pizza Enterprises Ltd.	2,740	317,589

Evolution Mining Ltd.	67,280	169,613

Harvey Norman Holdings Ltd.	105,562	383,551

JB Hi-Fi Ltd.	9,325	306,619

Magellan Financial Group Ltd.	9,880	252,429

Medibank Pvt Ltd.	169,009	438,280

Mineral Resources Ltd.	16,251	526,021

Mirvac Group	236,906	511,676

Netwealth Group Ltd.	4,400	46,277

Northern Star Resources Ltd.	11,750	72,145

Orica Ltd.(a)	15,876	158,144

Origin Energy Ltd.	149,457	510,652

OZ Minerals Ltd.	7,892	128,325

QBE Insurance Group Ltd.	72,217	608,255

Qube Holdings Ltd.	49,710	118,497

REA Group Ltd.	1,939	222,491

Reece Ltd.(a)	7,532	104,081

Santos Ltd.	61,139	316,654

Seven Group Holdings Ltd.(a)	10,046	150,142

Spark Infrastructure Group	168,949	344,154

Stockland	208,287	674,044

Suncorp Group Ltd.	75,594	685,843

Washington H Soul Pattinson & Co., Ltd.(a)	12,209	344,124

Worley Ltd.	37,045	265,186

Total Australia		12,311,906

Austria – 2.9%

Andritz AG	2,429	133,097

CA Immobilien Anlagen AG	5,653	239,131

EVN AG	8,253	219,513

OMV AG	40,497	2,449,016

Telekom Austria AG*	24,583	212,539

Verbund AG(a)	3,532	358,992

Vienna Insurance Group AG Wiener Versicherung Gruppe	12,067	348,228

Voestalpine AG	2,188	81,247

Wienerberger AG	4,693	158,491

Total Austria		4,200,254

Belgium – 3.1%

Aedifica S.A.	1,918	239,625

Ageas S.A./N.V.	2,146	106,498

Cofinimmo S.A.	2,557	388,210

D’ieteren Group	1,824	268,468

Elia Group S.A./N.V.	2,021	241,719

Etablissements Franz Colruyt N.V.(a)	4,984	254,153

Melexis N.V.	1,171	124,856

Proximus SADP	45,350	900,851

Solvay S.A.	7,964	993,596

Telenet Group Holding N.V.	9,019	344,517

Umicore S.A.	2,721	161,586

Warehouses De Pauw CVA	10,140	411,311

Total Belgium		4,435,390

China – 4.4%

Beijing Enterprises Holdings Ltd.	81,700	326,920

China Everbright Environment Group Ltd.	583,407	440,666

China Jinmao Holdings Group Ltd.	923,242	332,074

China Resources Power Holdings Co., Ltd.(a)	458,000	1,320,817

Far East Horizon Ltd.(a)	256,000	259,793

Fosun International Ltd.	347,500	422,733

Guangdong Investment Ltd.	474,208	618,904

Lenovo Group Ltd.	1,434,000	1,541,827

Shenzhen Investment Ltd.	922,000	232,139

Sinotruk Hong Kong Ltd.	121,500	181,049

Sun Art Retail Group Ltd.(a)	257,000	118,849

Wharf Holdings Ltd. (The)	73,000	242,406

Yuexiu Property Co., Ltd.	301,200	283,222

Total China		6,321,399

Denmark – 1.0%

GN Store Nord A/S	1,343	93,167

H. Lundbeck A/S	5,956	161,940

Rockwool International A/S, Class B	226	97,007

Royal Unibrew A/S	2,079	250,798

Schouw & Co. A/S	1,357	130,707

SimCorp A/S	1,036	122,684

Topdanmark A/S	4,178	216,190

Tryg A/S	15,233	346,393

Total Denmark		1,418,886

Finland – 2.6%

Elisa Oyj	14,912	927,020

Huhtamaki Oyj	4,676	211,351

Kesko Oyj, Class A	5,909	184,217

Kesko Oyj, Class B	19,351	669,217

Kojamo Oyj	9,968	206,904

Konecranes Oyj*	5,332	214,862

Metsa Board Oyj	24,397	228,885

Nokian Renkaat Oyj	5,470	196,586

Orion Oyj, Class B	8,682	344,624

TietoEVRY Oyj	5,008	150,905

Valmet Oyj	12,753	463,208

Total Finland		3,797,779

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

France – 4.7%

ALD S.A.(b)	25,681	$351,203

Arkema S.A.	2,792	370,498

Bollore S.A.	83,078	481,898

Cie Plastic Omnium S.A.	5,440	139,838

Covivio	11,934	1,007,167

Edenred	6,221	336,194

Gaztransport Et Technigaz S.A.	2,151	161,415

Gecina S.A.	5,406	730,219

Iliad S.A.	1,942	409,624

Imerys S.A.	7,335	318,614

Ipsen S.A.	1,568	150,031

La Francaise des Jeux SAEM(b)	3,973	204,854

Publicis Groupe S.A.	13,322	899,507

Remy Cointreau S.A.	557	108,127

Rubis SCA	8,670	300,337

SEB S.A.	722	102,001

Trigano S.A.	783	147,553

Verallia S.A.(b)	6,387	220,586

Wendel SE	2,293	318,631

Total France		6,758,297

Germany – 5.8%

alstria office REIT AG	12,381	225,422

Aurubis AG	2,093	158,591

Bechtle AG	2,646	181,848

Brenntag SE	7,438	694,621

Covestro AG(b)	7,768	534,222

Dermapharm Holding SE	2,386	230,622

Encavis AG(a)	5,628	98,686

Freenet AG	518	13,586

Fuchs Petrolub SE	3,030	110,897

GEA Group AG	4,041	185,412

Gerresheimer AG	791	77,739

Hapag-Lloyd AG(b)	5,036	1,102,510

LANXESS AG	2,655	180,251

LEG Immobilien SE	4,456	631,075

METRO AG	42,285	550,830

Nemetschek SE	1,517	159,462

Rational AG	234	220,915

Rheinmetall AG	2,308	226,774

Scout24 AG(b)	2,180	151,490

Siltronic AG	1,498	236,458

Software AG	2,996	140,000

Suedzucker AG	5,001	80,389

TAG Immobilien AG	6,562	192,559

Talanx AG	20,945	895,233

Telefonica Deutschland Holding AG	313,024	891,711

United Internet AG, Registered Shares	4,860	189,365

Total Germany		8,360,668

Hong Kong – 2.5%

Bank of East Asia Ltd. (The)	141,380	228,107

Hang Lung Group Ltd.	83,000	193,835

Hysan Development Co., Ltd.	81,000	263,769

PCCW Ltd.	723,492	371,753

Power Assets Holdings Ltd.	314,500	1,850,321

Sino Land Co., Ltd.	541,046	728,377

Vitasoy International Holdings Ltd.(a)	20,000	50,870

Total Hong Kong		3,687,032

Ireland – 0.8%

Glanbia PLC	14,973	247,106

Smurfit Kappa Group PLC	16,789	882,986

Total Ireland		1,130,092

Israel – 1.6%

Azrieli Group Ltd.	2,829	255,440

Bank Hapoalim BM	71,025	627,439

Bank Leumi Le-Israel BM	54,423	463,738

Elbit Systems Ltd.	873	127,074

ICL Group Ltd.	60,029	440,986

Israel Discount Bank Ltd., Class A*	14,776	78,411

Mizrahi Tefahot Bank Ltd.	7,470	252,384

Strauss Group Ltd.	4,158	121,680

Total Israel		2,367,152

Italy – 4.5%

A2A SpA	320,075	658,623

ACEA SpA	13,824	295,433

Azimut Holding SpA	14,137	389,286

ERG SpA	8,857	263,806

Hera SpA	81,915	335,692

Infrastrutture Wireless Italiane SpA(b)	12,905	144,118

Iren SpA	91,271	271,216

Italgas SpA	92,235	592,203

Mediobanca Banca di Credito Finanziario SpA*	97,771	1,182,974

Prysmian SpA	4,525	159,006

Recordati Industria Chimica e Farmaceutica SpA	9,681	564,131

Telecom Italia SpA	725,887	285,526

UnipolSai Assicurazioni SpA	486,275	1,370,598

Total Italy		6,512,612

Japan – 24.2%

ABC-Mart, Inc.	2,478	140,585

Acom Co., Ltd.(a)	23,400	85,987

Advantest Corp.	2,800	251,705

Aeon Mall Co., Ltd.	6,400	98,947

AGC, Inc.	8,828	457,323

Air Water, Inc.	7,300	117,310

Aisin Corp.	7,600	277,231

Alfresa Holdings Corp.	7,000	105,149

Amada Co., Ltd.	17,200	179,438

Anritsu Corp.(a)	3,100	55,568

Asics Corp.	2,200	50,517

Azbil Corp.	3,300	142,263

Brother Industries Ltd.	8,300	183,519

Calbee, Inc.	3,700	90,266

Canon Marketing Japan, Inc.	5,400	126,028

Capcom Co., Ltd.	4,200	116,881

Casio Computer Co., Ltd.(a)	6,400	106,518

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

Chiba Bank Ltd. (The)	31,800	$207,772

Chubu Electric Power Co., Inc.	31,300	370,719

Chugoku Electric Power Co., Inc. (The)	22,600	206,403

COMSYS Holdings Corp.	6,400	169,156

Concordia Financial Group Ltd.	61,600	244,026

CyberAgent, Inc.	4,600	89,300

Dai Nippon Printing Co., Ltd.	10,579	256,854

Daito Trust Construction Co., Ltd.(a)	4,220	493,200

Daiwa Securities Group, Inc.	67,400	395,007

Denka Co., Ltd.(a)	3,800	133,847

Dentsu Group, Inc.	9,400	362,689

Disco Corp.	700	196,684

Electric Power Development Co., Ltd.	9,300	134,780

Fancl Corp.	2,200	73,054

Fuji Electric Co., Ltd.	4,275	195,790

Fuji Oil Holdings, Inc.	3,700	86,983

Fukuoka Financial Group, Inc.	10,200	183,842

Hakuhodo DY Holdings, Inc.	10,600	183,736

Hamamatsu Photonics K.K.	2,000	124,401

Hankyu Hanshin Holdings, Inc.	5,100	161,353

Haseko Corp.	21,000	282,509

Hikari Tsushin, Inc.	900	152,373

Hirose Electric Co., Ltd.	875	146,101

Hisamitsu Pharmaceutical Co., Inc.	2,100	79,897

Hitachi Construction Machinery Co., Ltd.	3,000	85,369

Hitachi Transport System Ltd.	2,500	111,472

Hoshizaki Corp.	1,300	118,611

Hulic Co., Ltd.	26,100	291,936

Ibiden Co., Ltd.	800	44,454

Idemitsu Kosan Co., Ltd.	19,866	524,537

Iida Group Holdings Co., Ltd.	8,200	211,734

Inpex Corp.	87,000	683,056

Isuzu Motors Ltd.	27,700	365,692

Itochu Techno-Solutions Corp.	7,400	241,416

Japan Post Insurance Co., Ltd.	25,500	465,548

JSR Corp.	6,400	232,597

JTEKT Corp.	15,500	135,864

K’s Holdings Corp.	8,800	91,411

Kajima Corp.	23,276	300,820

Kakaku.com, Inc.	3,700	120,211

Kansai Electric Power Co., Inc. (The)	48,000	466,986

Kansai Paint Co., Ltd.	5,300	132,055

Keio Corp.(a)	1,700	91,266

Kewpie Corp.	4,300	104,634

Kikkoman Corp.	2,000	162,940

Kintetsu Group Holdings Co., Ltd.*	2,700	91,351

Kobayashi Pharmaceutical Co., Ltd.	1,200	95,075

Koei Tecmo Holdings Co., Ltd.	3,510	167,360

Koito Manufacturing Co., Ltd.	1,900	114,775

Kose Corp.	1,000	119,919

Kuraray Co., Ltd.	15,300	147,823

Kurita Water Industries Ltd.	2,900	140,354

Kyowa Exeo Corp.	4,300	105,944

Kyushu Electric Power Co., Inc.	18,200	138,488

Lasertec Corp.	700	160,547

Lawson, Inc.	3,000	147,345

Lion Corp.	3,400	55,095

Lixil Corp.	10,700	312,153

Mabuchi Motor Co., Ltd.	2,600	90,415

Marubeni Corp.(a)	76,200	637,328

Marui Group Co., Ltd.	6,300	122,640

Matsumotokiyoshi Holdings Co., Ltd.(a)	2,200	99,574

McDonald’s Holdings Co., Japan Ltd.(a)	1,900	89,572

Mebuki Financial Group, Inc.	64,700	142,650

Medipal Holdings Corp.	7,100	134,205

MINEBEA MITSUMI, Inc.	6,700	171,981

Mitsubishi Chemical Holdings Corp.	60,500	554,979

Mitsubishi Gas Chemical Co., Inc.(a)	9,100	180,654

Mitsubishi HC Capital, Inc.	76,620	403,787

Mitsubishi Heavy Industries Ltd.	11,600	314,393

Mitsui Chemicals, Inc.	7,800	263,204

Miura Co., Ltd.	2,100	84,508

Nabtesco Corp.(a)	2,900	110,464

NET One Systems Co., Ltd.	1,900	62,666

NGK Insulators Ltd.	8,600	146,680

NGK Spark Plug Co., Ltd.	5,900	92,644

NH Foods Ltd.	2,500	94,779

Nichirei Corp.	3,900	102,276

Nifco, Inc.	3,000	93,704

Nihon M&A Center, Inc.	3,400	100,408

Nihon Unisys Ltd.	3,200	83,603

Nippo Corp.	4,500	161,931

Nippon Express Co., Ltd.	4,100	283,684

Nippon Sanso Holdings Corp.(a)	7,900	199,314

Nippon Shinyaku Co., Ltd.	1,200	100,022

Nippon Yusen K.K.(a)	5,500	416,536

Nissan Chemical Corp.	3,700	216,877

Nisshin Seifun Group, Inc.	6,900	115,088

Nissin Foods Holdings Co., Ltd.	2,100	168,640

Nitto Denko Corp.(a)	6,400	457,737

NOF Corp.	2,600	147,273

Nomura Real Estate Holdings, Inc.	9,368	245,000

NSK Ltd.(a)	11,900	81,164

Obayashi Corp.	29,100	242,294

Odakyu Electric Railway Co., Ltd.(a)	4,200	97,608

Oji Holdings Corp.	31,862	161,345

Open House Co., Ltd.	4,600	272,928

Osaka Gas Co., Ltd.	16,500	303,011

Otsuka Corp.	7,000	360,116

Pigeon Corp.	2,100	48,936

Pola Orbis Holdings, Inc.	9,300	214,881

Resona Holdings, Inc.	144,900	582,847

Rinnai Corp.	1,100	120,869

Rohm Co., Ltd.	2,100	200,260

Ryohin Keikaku Co., Ltd.	3,500	78,423

Sankyu, Inc.	2,100	97,495

Santen Pharmaceutical Co., Ltd.	7,700	108,763

SBI Holdings, Inc.(a)	9,800	242,508

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

SCSK Corp.	13,200	$279,912

Sega Sammy Holdings, Inc.	9,000	128,497

Seiko Epson Corp.	22,900	463,644

Seino Holdings Co., Ltd.	10,700	130,328

Sekisui Chemical Co., Ltd.	14,500	250,428

Seria Co., Ltd.	2,100	73,592

Seven Bank Ltd.(a)	82,900	185,006

Sharp Corp.	8,600	109,220

Shimadzu Corp.	3,000	132,153

Shimamura Co., Ltd.	800	75,214

Shimizu Corp.(a)	33,900	256,130

Shizuoka Bank Ltd. (The)	19,900	164,265

SHO-BOND Holdings Co., Ltd.	2,000	88,909

Sohgo Security Services Co., Ltd.	2,100	95,048

Sojitz Corp.	13,980	230,546

Square Enix Holdings Co., Ltd.	2,100	111,987

Stanley Electric Co., Ltd.	2,100	53,152

Sugi Holdings Co., Ltd.	1,700	124,177

SUMCO Corp.	5,700	114,996

Sumitomo Chemical Co., Ltd.(a)	64,900	340,278

Sumitomo Dainippon Pharma Co., Ltd.	10,590	189,638

Sumitomo Electric Industries Ltd.	20,612	276,366

Sumitomo Metal Mining Co., Ltd.	4,800	174,878

Sumitomo Mitsui Trust Holdings, Inc.	20,200	698,287

Sundrug Co., Ltd.	3,300	100,856

Suzuken Co., Ltd.	2,500	73,493

T&D Holdings, Inc.	27,651	383,880

Taiheiyo Cement Corp.	3,300	68,795

Taisei Corp.(a)	8,775	283,128

Teijin Ltd.	7,100	101,433

TIS, Inc.	6,700	183,451

Tobu Railway Co., Ltd.	2,500	67,555

Toei Animation Co., Ltd.(a)	400	73,995

Toho Co., Ltd.	2,900	136,975

Tohoku Electric Power Co., Inc.(a)	30,800	226,911

Tokyo Century Corp.(a)	3,100	175,873

Tokyo Gas Co., Ltd.	11,700	218,008

Tokyo Tatemono Co., Ltd.	9,000	143,097

Tokyu Corp.	13,000	194,112

Toray Industries, Inc.	44,600	286,287

Tosoh Corp.	11,900	216,936

TOTO Ltd.	3,600	171,974

Toyo Suisan Kaisha Ltd.	2,800	124,347

Toyo Tire Corp.	4,700	84,459

Toyoda Gosei Co., Ltd.	2,600	52,361

Toyota Boshoku Corp.	5,900	105,283

Toyota Tsusho Corp.	12,500	532,713

Trend Micro, Inc.	6,330	352,880

Tsuruha Holdings, Inc.	900	110,993

USS Co., Ltd.	10,500	180,027

Welcia Holdings Co., Ltd.	2,800	100,632

Yakult Honsha Co., Ltd.	2,700	136,966

Yamada Holdings Co., Ltd.	20,400	85,933

Yamaha Corp.	2,600	164,284

Yamaha Motor Co., Ltd.	10,660	298,088

Yamato Holdings Co., Ltd.	7,500	190,231

Yaskawa Electric Corp.	2,800	135,514

Yokogawa Electric Corp.	6,400	112,369

ZOZO, Inc.	4,200	157,912

Total Japan		34,975,615

Netherlands – 3.0%

Aalberts N.V.	4,453	257,318

ASM International N.V.	2,762	1,082,585

ASR Nederland N.V.	14,802	677,957

BE Semiconductor Industries N.V.	3,325	264,582

Euronext N.V.(b)	2,921	330,743

IMCD N.V.	1,081	207,029

Koninklijke KPN N.V.	314,378	989,206

Koninklijke Vopak N.V.(a)	7,033	277,130

SBM Offshore N.V.	14,662	261,685

Total Netherlands		4,348,235

Norway – 2.2%

Aker ASA, Class A	3,584	284,117

Entra ASA(b)	10,814	232,279

Gjensidige Forsikring ASA	41,386	918,820

Kongsberg Gruppen ASA	4,647	129,787

Leroy Seafood Group ASA	29,968	248,210

Orkla ASA	62,349	572,974

Yara International ASA	17,390	865,192

Total Norway		3,251,379

Portugal – 0.2%

Jeronimo Martins, SGPS, S.A.	12,305	245,430

Singapore – 2.9%

Capitaland Investment Ltd.*	320,900	803,668

City Developments Ltd.(a)	26,400	134,372

Genting Singapore Ltd.	1,020,800	541,379

Jardine Cycle & Carriage Ltd.	28,911	412,710

Keppel Corp., Ltd.	82,300	316,445

NetLink NBN Trust	310,400	227,496

Olam International Ltd.	260,200	337,325

Singapore Exchange Ltd.	76,000	558,692

Singapore Technologies Engineering Ltd.	181,500	509,366

UOL Group Ltd.	31,900	161,192

Venture Corp., Ltd.(a)	14,300	189,283

Total Singapore		4,191,928

Spain – 3.1%

Acciona S.A.(a)	1,698	281,803

ACS Actividades de Construccion y Servicios S.A.(a)	43,435	1,180,449

Ebro Foods S.A.(a)	9,178	175,082

Enagas S.A.	28,928	643,869

Fomento de Construcciones y Contratas S.A.	16,678	202,568

Grupo Catalana Occidente S.A.	5,758	210,207

Inmobiliaria Colonial Socimi S.A.	23,975	232,845

Red Electrica Corp. S.A.	51,004	1,023,213

Viscofan S.A.	2,956	193,732

Zardoya Otis S.A.	49,391	401,837

Total Spain		4,545,605

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

Sweden – 4.8%

AddTech AB, Class B	6,826	$121,718

Avanza Bank Holding AB	5,002	177,014

Axfood AB	15,165	363,500

Beijer Ref AB	10,554	210,391

BillerudKorsnas AB	9,157	175,216

Boliden AB	10,715	345,754

Bravida Holding AB(b)	7,583	102,626

Castellum AB(a)	20,009	490,588

Elekta AB, Class B(a)	9,812	110,294

Fabege AB(a)	13,656	206,825

Getinge AB, Class B	5,200	207,916

Holmen AB, Class B	2,249	99,255

Hufvudstaden AB, Class A	9,796	146,796

Husqvarna AB, Class B	10,749	129,071

ICA Gruppen AB	7,883	362,318

Intrum AB	9,565	260,867

Kinnevik AB, Class B*	5,789	204,568

Lifco AB, Class B	8,065	217,561

Lundin Energy AB	24,732	923,858

Samhallsbyggnadsbolaget i Norden AB(a)	19,268	106,773

Skanska AB, Class B	10,693	269,753

SKF AB, Class B	9,309	220,899

Sweco AB, Class B	4,927	77,831

Tele2 AB, Class B(a)	77,502	1,150,320

Wihlborgs Fastigheter AB	9,759	194,543

Total Sweden		6,876,255

Switzerland – 5.5%

Adecco Group AG, Registered Shares	12,730	641,651

Allreal Holding AG, Registered Shares	1,146	227,271

ALSO Holding AG, Registered Shares*	498	144,139

Bachem Holding AG, Class B	80	61,317

Baloise Holding AG, Registered Shares	3,496	533,291

Banque Cantonale Vaudoise, Registered Shares	7,521	573,236

BKW AG	2,774	300,342

Bucher Industries AG, Registered Shares	562	268,695

Cembra Money Bank AG	1,181	79,632

Coca-Cola HBC AG*	16,195	523,858

DKSH Holding AG	2,974	233,527

Galenica AG(b)	3,447	243,509

Julius Baer Group Ltd.	5,841	390,214

OC Oerlikon Corp. AG, Registered Shares	26,735	293,473

PSP Swiss Property AG, Registered Shares	2,139	258,189

SFS Group AG	1,792	244,351

SIG Combibloc Group AG*	9,684	258,697

Stadler Rail AG(a)	4,781	199,778

Sulzer AG, Registered Shares	2,902	277,492

Swiss Prime Site AG, Registered Shares	8,123	795,886

Temenos AG, Registered Shares	999	136,113

VAT Group AG(b)	1,575	625,036

Vifor Pharma AG	1,917	249,682

Vontobel Holding AG, Registered Shares	3,235	273,095

VZ Holding AG	1,297	129,165

Total Switzerland		7,961,639

United Kingdom – 11.1%

Abrdn PLC	310,993	1,071,801

Admiral Group PLC	32,653	1,368,380

Airtel Africa PLC(b)	282,211	379,378

Ashmore Group PLC	48,255	221,610

Assura PLC	186,042	179,483

Avast PLC(b)	35,403	271,043

AVEVA Group PLC	3,187	154,699

Berkeley Group Holdings PLC	9,099	535,158

Bunzl PLC	14,913	493,650

ConvaTec Group PLC(b)	104,204	303,488

Croda International PLC	4,108	473,254

DCC PLC	4,008	334,952

Dechra Pharmaceuticals PLC	2,222	145,308

Direct Line Insurance Group PLC	152,591	595,841

easyJet PLC*(a)	84,265	753,064

Fevertree Drinks PLC	1,276	40,070

Games Workshop Group PLC	1,090	150,938

Genus PLC	964	71,100

Grainger PLC	20,232	83,203

Hargreaves Lansdown PLC	26,486	511,223

Hikma Pharmaceuticals PLC	7,228	238,774

HomeServe PLC	10,473	127,727

IMI PLC	19,612	438,968

Johnson Matthey PLC	7,137	258,382

Londonmetric Property PLC	44,513	143,566

Mondi PLC	20,014	493,707

Pearson PLC	41,923	402,358

Pennon Group PLC	17,132	261,722

Persimmon PLC	7,649	275,165

Pets at Home Group PLC	21,133	136,945

Phoenix Group Holdings PLC	69,002	600,659

Quilter PLC(b)	98,932	190,088

Sage Group PLC (The)	65,327	625,042

Schroders PLC	13,768	667,379

Severn Trent PLC	13,403	470,593

Smiths Group PLC	13,060	253,752

Spectris PLC	6,661	347,669

Spirax-Sarco Engineering PLC	1,554	313,672

Tate & Lyle PLC	47,040	438,784

United Utilities Group PLC	46,227	603,606

WM Morrison Supermarkets PLC	139,284	553,082

Total United Kingdom		15,979,283
TOTAL COMMON STOCKS (Cost: $128,248,670)		143,676,836

RIGHTS – 0.0%

Austria – 0.0%
CA Immobilien Anlagen AG*† (Cost: $0)	5,953	0

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2021

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%

United States – 3.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $5,368,137)	5,368,137	$5,368,137

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $133,616,807)		149,044,973

Other Assets less Liabilities – (3.1)%		(4,542,774)

NET ASSETS – 100.0%		$144,502,199
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,143,418 and the total market value of the collateral held by the Fund was $12,761,307. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,393,170.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/1/2021	107,506	USD	80,000	GBP	$—	$(362)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$6,348,673	$409,624	$—		$6,758,297
Other	136,918,539	—	—		136,918,539
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	5,368,137	—		5,368,137
Total Investments in Securities	$143,267,212	$5,777,761	$0		$149,044,973
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(362)	$—		$(362)
Total – Net	$143,267,212	$5,777,399	$0		$149,044,611
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 98.4%

Australia – 8.6%

APA Group(a)	20,563	$129,524

Aristocrat Leisure Ltd.	2,082	70,610

Aurizon Holdings Ltd.	36,619	100,252

AusNet Services Ltd.(a)	155,307	282,709

BHP Group Ltd.	3,486	94,706

BlueScope Steel Ltd.	1,867	27,647

Brambles Ltd.	19,944	155,159

Coles Group Ltd.	10,714	131,490

Domino’s Pizza Enterprises Ltd.	451	52,275

Fortescue Metals Group Ltd.	7,432	80,313

Medibank Pvt Ltd.	135,616	351,684

National Australia Bank Ltd.	11,668	234,562

Newcrest Mining Ltd.	4,020	65,743

Rio Tinto Ltd.	2,326	168,321

Sonic Healthcare Ltd.	6,672	195,962

Suncorp Group Ltd.	23,711	215,123

Tabcorp Holdings Ltd.(a)	28,396	100,713

Telstra Corp., Ltd.	63,328	179,778

Transurban Group	8,741	89,407

Washington H Soul Pattinson & Co., Ltd.(a)	4,800	135,293

Wesfarmers Ltd.	5,057	203,650

Woolworths Group Ltd.	3,038	86,354

Total Australia		3,151,275

Austria – 0.8%

Raiffeisen Bank International AG	8,120	213,434

Voestalpine AG	2,143	79,576

Total Austria		293,010

China – 0.2%

Chow Tai Fook Jewellery Group Ltd.	18,000	34,452

Xinyi Glass Holdings Ltd.	12,000	35,917

Total China		70,369

Denmark – 3.9%

AP Moller – Maersk A/S, Class B	86	233,025

Demant A/S*	1,017	51,293

DSV A/S	1,323	317,651

Novo Nordisk A/S, Class B	4,468	432,726

Novozymes A/S, Class B	5,855	401,521

Total Denmark		1,436,216

France – 9.3%

Arkema S.A.	985	130,709

BioMerieux	935	106,802

Capgemini SE	413	86,228

Carrefour S.A.	18,521	333,672

Cie de Saint-Gobain	2,396	161,723

Cie Generale des Etablissements Michelin SCA	653	100,502

Danone S.A.	3,207	219,474

Dassault Systemes SE	1,945	102,485

Eurazeo SE	2,005	188,800

Ipsen S.A.	4,279	409,427

La Francaise des Jeux SAEM(b)	3,379	174,227

Orange S.A.	18,609	201,694

Publicis Groupe S.A.	2,562	172,987

Sanofi	5,002	481,621

Sartorius Stedim Biotech	140	78,482

SEB S.A.	1,106	156,251

Suez S.A.	8,235	187,873

Veolia Environnement S.A.	3,032	92,979

Total France		3,385,936

Germany – 7.1%

Bechtle AG	1,251	85,976

Beiersdorf AG	1,240	134,311

Brenntag SE	1,367	127,662

Deutsche Post AG, Registered Shares	3,895	245,929

Deutsche Wohnen SE, Bearer Shares	4,658	285,683

E.ON SE	14,007	171,555

GEA Group AG	2,759	126,591

HeidelbergCement AG	1,241	93,170

HelloFresh SE*	3,228	299,137

LEG Immobilien SE	1,572	222,632

Merck KGaA	809	175,939

Siemens Healthineers AG(b)	4,600	299,505

Symrise AG	2,543	334,950

Total Germany		2,603,040

Hong Kong – 3.8%

CK Asset Holdings Ltd.	18,000	104,282

CLP Holdings Ltd.	21,500	207,138

Hang Seng Bank Ltd.	14,600	250,565

Henderson Land Development Co., Ltd.	28,000	107,365

Hongkong Land Holdings Ltd.	21,000	100,800

Jardine Matheson Holdings Ltd.	2,200	116,688

MTR Corp., Ltd.	21,500	115,998

Power Assets Holdings Ltd.	29,500	173,560

Sun Hung Kai Properties Ltd.	10,500	131,374

Swire Properties Ltd.	24,600	61,684

Total Hong Kong		1,369,454

Italy – 1.0%

DiaSorin SpA	477	100,254

Recordati Industria Chimica e Farmaceutica SpA(a)	2,586	150,691

Snam SpA	23,786	132,210

Total Italy		383,155

Japan – 22.5%

AGC, Inc.	2,200	113,968

Aisin Corp.	2,100	76,603

Ajinomoto Co., Inc.	4,700	139,262

Brother Industries Ltd.(a)	3,700	81,809

Canon, Inc.	3,400	83,511

Capcom Co., Ltd.	1,600	44,526

Chubu Electric Power Co., Inc.	15,200	180,030

CyberAgent, Inc.	2,000	38,826

Daito Trust Construction Co., Ltd.	300	35,062

Daiwa Securities Group, Inc.	47,800	280,138

ENEOS Holdings, Inc.	28,200	115,226

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2021

Investments	Shares	Value

FUJIFILM Holdings Corp.	3,000	$259,171

Fujitsu Ltd.	1,100	200,233

Hoya Corp.	900	140,959

Hulic Co., Ltd.	5,100	57,045

Idemitsu Kosan Co., Ltd.	6,300	166,344

Iida Group Holdings Co., Ltd.	5,100	131,688

ITOCHU Corp.	5,100	149,789

Itochu Techno-Solutions Corp.	7,100	231,629

Japan Post Holdings Co., Ltd.	32,700	276,840

Japan Tobacco, Inc.	9,800	192,355

Kao Corp.	2,500	149,115

KDDI Corp.	4,700	155,480

Kirin Holdings Co., Ltd.	7,600	141,340

Koei Tecmo Holdings Co., Ltd.	750	35,761

Lawson, Inc.	2,800	137,522

Lixil Corp.(a)	3,500	102,106

McDonald’s Holdings Co., Japan Ltd.(a)	4,200	198,001

MEIJI Holdings Co., Ltd.	2,500	161,550

Mitsubishi Chemical Holdings Corp.	10,600	97,236

Mitsui Chemicals, Inc.	2,100	70,863

Nintendo Co., Ltd.	300	146,027

Nippon Express Co., Ltd.	1,500	103,787

Nippon Shinyaku Co., Ltd.	2,000	166,704

Nippon Telegraph & Telephone Corp.	5,900	163,132

Nippon Yusen K.K.	3,100	234,775

Nissin Foods Holdings Co., Ltd.	1,900	152,579

Nitori Holdings Co., Ltd.	900	178,346

Nomura Real Estate Holdings, Inc.	2,000	52,306

Nomura Research Institute Ltd.	5,300	196,657

Osaka Gas Co., Ltd.	9,600	176,297

Otsuka Corp.	2,800	144,047

SCSK Corp.	8,400	178,126

Seiko Epson Corp.(a)	3,400	68,838

SG Holdings Co., Ltd.	4,400	125,404

Sharp Corp.	3,200	40,640

Shimano, Inc.	300	88,461

SoftBank Corp.	13,300	180,532

Sompo Holdings, Inc.	7,500	328,098

Suntory Beverage & Food Ltd.	2,600	108,125

Takeda Pharmaceutical Co., Ltd.	6,600	218,807

TIS, Inc.	7,600	208,093

Toshiba Corp.	1,000	42,259

Tosoh Corp.	5,100	92,972

Toyo Suisan Kaisha Ltd.	3,000	133,229

Trend Micro, Inc.	3,800	211,840

Yamada Holdings Co., Ltd.	33,600	141,537

Yamato Holdings Co., Ltd.	3,700	93,847

Total Japan		8,219,453

Luxembourg – 0.9%

ArcelorMittal S.A.	3,571	109,508

Eurofins Scientific SE	1,633	209,772

Total Luxembourg		319,280

Netherlands – 4.8%

Koninklijke Ahold Delhaize N.V.	10,530	350,674

Koninklijke KPN N.V.	96,354	303,183

NN Group N.V.	8,789	461,121

QIAGEN N.V.*	5,458	283,321

Wolters Kluwer N.V.	3,300	350,251

Total Netherlands		1,748,550

New Zealand – 0.5%

Spark New Zealand Ltd.	51,627	170,239

Norway – 1.7%

Orkla ASA	23,493	215,896

Telenor ASA	11,752	198,307

Yara International ASA	4,068	202,392

Total Norway		616,595

Portugal – 0.5%

Jeronimo Martins, SGPS, S.A.	8,866	176,837

Singapore – 4.0%

DBS Group Holdings Ltd.	11,400	254,602

Genting Singapore Ltd.	197,600	104,797

Oversea-Chinese Banking Corp., Ltd.	33,500	283,773

Singapore Exchange Ltd.	52,300	384,468

Singapore Technologies Engineering Ltd.	44,400	124,605

United Overseas Bank Ltd.	15,300	291,327

Total Singapore		1,443,572

Spain – 1.3%

Banco Bilbao Vizcaya Argentaria S.A.	25,947	171,918

CaixaBank S.A.	51,842	161,261

Red Electrica Corp. S.A.	7,266	145,766

Total Spain		478,945

Sweden – 3.7%

Electrolux AB, Class B(a)	7,145	165,220

Essity AB, Class B	6,528	202,961

Husqvarna AB, Class B	16,291	195,617

ICA Gruppen AB	3,896	179,067

Kinnevik AB, Class B*	3,014	106,507

Nibe Industrier AB, Class B	2,014	25,473

Swedish Match AB	23,045	201,934

Tele2 AB, Class B(a)	7,687	114,094

Telefonaktiebolaget LM Ericsson, Class B(a)	15,674	177,549

Total Sweden		1,368,422

Switzerland – 10.7%

Coca-Cola HBC AG*	2,615	84,587

Givaudan S.A., Registered Shares	96	438,604

Kuehne + Nagel International AG, Registered Shares	1,263	432,441

Logitech International S.A., Registered Shares	3,129	279,274

Nestle S.A., Registered Shares	2,869	346,611

Novartis AG, Registered Shares	4,737	390,142

Roche Holding AG	1,057	387,459

Schindler Holding AG, Participation Certificate	1,122	302,135

Straumann Holding AG, Registered Shares	183	330,257

Swiss Prime Site AG, Registered Shares	2,954	289,431

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2021

Investments	Shares	Value

Swisscom AG, Registered Shares	653	$376,183

Temenos AG, Registered Shares	1,696	231,078

Total Switzerland		3,888,202

United Kingdom – 12.9%

Admiral Group PLC	11,333	474,929

AstraZeneca PLC	1,514	182,869

Aviva PLC	39,712	211,987

BAE Systems PLC	14,275	108,788

British American Tobacco PLC	3,073	107,896

Bunzl PLC	8,202	271,503

CK Hutchison Holdings Ltd.	13,000	86,754

DCC PLC	1,184	98,948

Direct Line Insurance Group PLC	64,910	253,462

Entain PLC*	11,529	331,111

Evraz PLC	6,996	56,070

Ferguson PLC	1,259	175,444

GlaxoSmithKline PLC	9,674	183,085

Hikma Pharmaceuticals PLC	7,172	236,924

Imperial Brands PLC	10,089	212,011

J Sainsbury PLC	83,071	319,673

Kingfisher PLC	71,492	324,373

Rio Tinto PLC	2,997	198,555

Segro PLC	16,823	271,065

Spirax-Sarco Engineering PLC	460	92,850

Tesco PLC	56,782	193,932

Unilever PLC	3,295	177,935

United Utilities Group PLC	9,973	130,222

Total United Kingdom		4,700,386

United States – 0.2%

James Hardie Industries PLC	2,027	$73,606
TOTAL COMMON STOCKS (Cost: $32,858,909)		35,896,542

RIGHTS – 0.0%
Australia – 0.0%

Transurban Group, expiring 10/8/21* (Cost: $0)	971	737

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $655,214)	655,214	655,214

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $33,514,123)		36,552,493

Other Assets less Liabilities – (0.2)%		(90,845)

NET ASSETS – 100.0%		$36,461,648
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,295,481 and the total market value of the collateral held by the Fund was $1,365,628. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $710,414.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/20/2021	1,136,040	USD	7,179,917	DKK	$16,686	$—
Bank of America N.A.	10/20/2021	1,210,264	USD	10,454,864	SEK	15,091	—
Citibank N.A.	10/20/2021	25,960	AUD	18,814	USD	—	(61)
Citibank N.A.	10/20/2021	21,643	CHF	23,414	USD	—	(204)
Citibank N.A.	10/20/2021	41,254	DKK	6,501	USD	—	(69)
Citibank N.A.	10/20/2021	34,494	EUR	40,421	USD	—	(433)
Citibank N.A.	10/20/2021	11,415	GBP	15,611	USD	—	(220)
Citibank N.A.	10/20/2021	4,894,751	JPY	44,222	USD	—	(348)
Citibank N.A.	10/20/2021	20,037	NOK	2,329	USD	—	(34)
Citibank N.A.	10/20/2021	248	NZD	174	USD	—	(2)
Citibank N.A.	10/20/2021	59,973	SEK	6,926	USD	—	(70)
Citibank N.A.	10/20/2021	5,686	SGD	4,199	USD	—	(11)
Citibank N.A.	10/20/2021	407,039	USD	3,510,137	NOK	4,973	—
Goldman Sachs	10/20/2021	7,727,831	USD	850,131,733	JPY	107,653	—
HSBC Holdings PLC	10/20/2021	3,287,753	USD	4,501,348	AUD	35,999	—
HSBC Holdings PLC	10/20/2021	7,063,562	USD	6,003,240	EUR	104,052	—
HSBC Holdings PLC	10/20/2021	2,728,039	USD	1,978,566	GBP	60,189	—
HSBC Holdings PLC	10/20/2021	30,343	USD	42,968	NZD	704	—
UBS AG	10/20/2021	4,091,679	USD	3,799,038	CHF	17,596	—
UBS AG	10/20/2021	733,772	USD	988,340	SGD	5,789	—
						$368,732	$(1,452)

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$35,896,542	$—	$—	$35,896,542
Rights	737	—	—	737
Investment of Cash Collateral for Securities Loaned	—	655,214	—	655,214
Total Investments in Securities	$35,897,279	$655,214	$—	$36,552,493
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$368,732	$—	$368,732
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,452)	$—	$(1,452)
Total – Net	$35,897,279	$1,022,494	$—	$36,919,773
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 9.7%

Appen Ltd.	2,042	$13,216

Beach Energy Ltd.	104,296	112,631

BHP Group Ltd.(a)	495,532	13,462,412

BlueScope Steel Ltd.	22,476	332,829

Brambles Ltd.	144,320	1,122,768

Breville Group Ltd.	6,923	145,474

Charter Hall Group	47,314	586,140

Codan Ltd.	10,866	100,233

CSL Ltd.	12,606	2,671,685

Domino’s Pizza Enterprises Ltd.	7,560	876,267

Elders Ltd.	12,086	106,772

Evolution Mining Ltd.	31,148	78,524

Goodman Group	95,042	1,488,410

JB Hi-Fi Ltd.	13,952	458,761

Mineral Resources Ltd.	27,015	874,435

Netwealth Group Ltd.	6,701	70,477

NIB Holdings Ltd.	69,020	347,501

Northern Star Resources Ltd.	29,983	184,095

Ramelius Resources Ltd.	31,117	30,007

Regis Resources Ltd.	100,360	145,715

Rio Tinto Ltd.	79,953	5,785,803

St Barbara Ltd.	117,488	113,722

Technology One Ltd.	17,253	141,576

Total Australia		29,249,453

Belgium – 0.1%

Fagron	7,051	138,103

Melexis N.V.	2,164	230,733

Total Belgium		368,836

China – 1.9%

China Overseas Grand Oceans Group Ltd.	810,000	496,323

China Overseas Land & Investment Ltd.	2,032,001	4,630,612

China Tobacco International HK Co., Ltd.(a)	49,000	104,614

CSPC Pharmaceutical Group Ltd.	417,360	500,747

Total China		5,732,296

Denmark – 5.4%

Coloplast A/S, Class B	10,536	1,652,793

DSV A/S	2,373	569,755

H. Lundbeck A/S	5,199	141,358

Novo Nordisk A/S, Class B	94,343	9,137,130

Novozymes A/S, Class B	11,620	796,870

Orsted A/S(b)	17,094	2,261,403

Royal Unibrew A/S	3,895	469,870

Vestas Wind Systems A/S	33,598	1,348,402

Total Denmark		16,377,581

Finland – 2.4%

Kone Oyj, Class B	42,465	2,991,276

Neste Oyj	55,186	3,132,014

Orion Oyj, Class B	3,422	135,833

Uponor Oyj	5,793	144,213

Valmet Oyj	19,799	719,129

Total Finland		7,122,465

France – 6.4%

BioMerieux	1,253	143,125

Gaztransport Et Technigaz S.A.	1,908	143,180

Hermes International	2,369	3,285,054

LVMH Moet Hennessy Louis Vuitton SE	20,576	14,787,249

Sartorius Stedim Biotech	102	57,180

Trigano S.A.	1,549	291,902

Verallia S.A.(b)	17,431	602,009

Total France		19,309,699

Germany – 6.3%

Bechtle AG	2,850	195,868

CANCOM SE	462	27,425

Carl Zeiss Meditec AG, Bearer Shares	1,619	311,566

CompuGroup Medical SE & Co. KgaA	1,440	118,658

Dermapharm Holding SE	4,897	473,327

Eckert & Ziegler Strahlen- und Medizintechnik AG	1,696	219,359

Fuchs Petrolub SE	7,476	273,619

Infineon Technologies AG	58,061	2,390,470

Knorr-Bremse AG	9,883	1,061,090

Nemetschek SE	2,504	263,212

SAP SE	72,519	9,823,284

Siemens Healthineers AG(b)	53,531	3,485,393

Softwareone Holding AG*	3,653	80,473

STRATEC SE	117	16,597

Symrise AG	947	124,734

VERBIO Vereinigte BioEnergie AG	1,576	103,928

Total Germany		18,969,003

Hong Kong – 2.1%

Hong Kong Exchanges & Clearing Ltd.	75,700	4,665,702

Techtronic Industries Co., Ltd.	83,000	1,653,678

Vitasoy International Holdings Ltd.(a)	22,000	55,956

Total Hong Kong		6,375,336

Israel – 0.2%

Matrix IT Ltd.	6,886	183,583

Maytronics Ltd.	3,539	83,655

Strauss Group Ltd.	6,789	198,673

Total Israel		465,911

Italy – 0.9%

Davide Campari-Milano N.V.	2,358	33,286

DiaSorin SpA	1,685	354,146

Ferrari N.V.	4,735	992,986

Recordati Industria Chimica e Farmaceutica SpA	16,600	967,315

Reply SpA	136	25,124

Zignago Vetro SpA	16,556	327,724

Total Italy		2,700,581

Japan – 19.7%

ABC-Mart, Inc.	11,900	675,124

Advantest Corp.	14,300	1,285,494

Asahi Holdings, Inc.	12,400	225,606

Asahi Intecc Co., Ltd.	300	8,255

Astellas Pharma, Inc.	112,300	1,854,472

Bandai Namco Holdings, Inc.	14,700	1,106,700

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2021

Investments	Shares	Value

Benefit One, Inc.	2,200	$104,109

Bridgestone Corp.	78,300	3,723,592

Capcom Co., Ltd.	3,000	83,486

Chugai Pharmaceutical Co., Ltd.	47,800	1,757,772

Cosmos Pharmaceutical Corp.(a)	200	34,112

Create SD Holdings Co., Ltd.	3,500	117,791

CyberAgent, Inc.	2,400	46,591

Daifuku Co., Ltd.	1,000	94,286

Daikin Industries Ltd.	5,100	1,118,046

Daiwabo Holdings Co., Ltd.	11,900	192,192

Dip Corp.	11,400	435,259

Disco Corp.	1,400	393,368

DTS Corp.	500	11,535

Eisai Co., Ltd.	10,200	767,548

Elecom Co., Ltd.	2,400	38,568

en Japan, Inc.	1,900	69,222

Fancl Corp.	3,600	119,543

Fast Retailing Co., Ltd.	1,500	1,108,851

Funai Soken Holdings, Inc.	10,800	294,259

Fuso Chemical Co., Ltd.	2,400	109,057

GMO Payment Gateway, Inc.	100	12,709

GungHo Online Entertainment, Inc.	2,800	51,495

Hikari Tsushin, Inc.	1,500	253,955

Horiba Ltd.	300	21,080

Hoya Corp.	4,400	689,133

Infocom Corp.	2,700	57,787

Japan Lifeline Co., Ltd.	11,400	140,182

Justsystems Corp.	100	5,664

Kakaku.com, Inc.(a)	13,000	422,362

Kaken Pharmaceutical Co., Ltd.	11,800	485,960

Kanematsu Electronics Ltd.	11,000	384,495

Kao Corp.	29,600	1,765,521

Katitas Co., Ltd.	2,000	71,073

Keyence Corp.	2,200	1,321,084

Kose Corp.	1,000	119,919

Kotobuki Spirits Co., Ltd.	1,100	75,617

Kusuri no Aoki Holdings Co., Ltd.(a)	400	27,569

Kyudenko Corp.	14,700	488,792

Mani, Inc.	2,400	45,903

Maruwa Unyu Kikan Co., Ltd.(a)	1,100	15,833

Meitec Corp.	600	33,287

Milbon Co., Ltd.	2,300	141,205

MINEBEA MITSUMI, Inc.	27,100	695,625

Murata Manufacturing Co., Ltd.	30,700	2,740,506

Nexon Co., Ltd.	700	11,337

NGK Spark Plug Co., Ltd.	27,500	431,817

Nihon Unisys Ltd.	12,100	316,124

Nippon Shinyaku Co., Ltd.	2,000	166,704

Nissan Chemical Corp.	12,700	744,414

Nomura Research Institute Ltd.	17,200	638,207

NSD Co., Ltd.	12,000	219,619

Obic Co., Ltd.	1,900	363,908

OKUMA Corp.	2,600	126,767

Olympus Corp.	14,800	325,845

Oracle Corp.	4,800	422,460

Otsuka Corp.	8,400	432,140

Outsourcing, Inc.	2,973	53,958

Pan Pacific International Holdings Corp.	2,800	58,171

Pigeon Corp.	4,500	104,862

Pilot Corp.	12,500	477,257

Prestige International, Inc.	16,100	110,388

Recruit Holdings Co., Ltd.	33,200	2,032,914

Ryohin Keikaku Co., Ltd.	11,400	255,434

Sakai Moving Service Co., Ltd.	3,200	139,386

Sanwa Holdings Corp.	29,400	383,656

SCSK Corp.	34,700	735,830

Seria Co., Ltd.	1,400	49,061

SG Holdings Co., Ltd.	11,000	313,511

Shimadzu Corp.	2,300	101,317

Shionogi & Co., Ltd.	16,500	1,131,893

SoftBank Corp.	940,900	12,771,616

Sony Group Corp.	18,900	2,109,787

Starts Corp., Inc.	700	16,720

Sundrug Co., Ltd.	11,500	351,468

Sysmex Corp.	3,600	449,456

Systena Corp.	1,700	34,465

T-Gaia Corp.	15,100	268,911

TechnoPro Holdings, Inc.	6,000	182,030

Tokuyama Corp.	11,000	211,768

Tokyo Electron Ltd.	11,800	5,253,023

Trend Micro, Inc.	4,300	239,713

USS Co., Ltd.	15,500	265,754

ValueCommerce Co., Ltd.	1,400	59,915

Wacom Co., Ltd.	2,700	17,278

Workman Co., Ltd.	300	19,010

Yamaha Corp.	11,600	732,960

ZOZO, Inc.(a)	13,700	515,093

Total Japan		59,487,541

Netherlands – 4.6%

ASM International N.V.	3,456	1,354,603

ASML Holding N.V.	12,042	9,014,229

BE Semiconductor Industries N.V.	11,886	945,811

Euronext N.V.(b)	7,396	837,445

IMCD N.V.	484	92,694

Wolters Kluwer N.V.	15,375	1,631,851

Total Netherlands		13,876,633

Norway – 0.1%

Borregaard ASA	5,616	136,713

Fjordkraft Holding ASA(b)	16,278	90,515

Total Norway		227,228

Portugal – 0.3%

Corticeira Amorim, SGPS, S.A.	12,845	176,259

Jeronimo Martins, SGPS, S.A.	29,604	590,467

Total Portugal		766,726

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2021

Investments	Shares	Value
Singapore – 0.4%

Riverstone Holdings Ltd.	29,400	$19,274

Sheng Siong Group Ltd.	106,300	115,884

Singapore Exchange Ltd.	142,500	1,047,547

Total Singapore		1,182,705

Spain – 0.4%

Faes Farma S.A.	110,027	431,003

Grifols S.A.(a)	10,539	257,475

Prosegur Cash S.A.(b)	560,540	452,148

Prosegur Cia de Seguridad S.A.	65,404	194,806

Total Spain		1,335,432

Sweden – 3.3%

Atlas Copco AB, Class A	43,218	2,629,078

Atlas Copco AB, Class B	29,661	1,520,590

Axfood AB(a)	28,572	684,862

Beijer Ref AB	16,587	330,657

BioGaia AB, Class B	745	37,597

Elekta AB, Class B	18,808	211,415

Epiroc AB, Class B	22,604	402,676

EQT AB	21,828	913,185

Essity AB, Class B	55,361	1,721,222

Evolution AB(b)	7,104	1,083,722

Instalco AB	1,967	90,385

Lagercrantz Group AB, Class B	3,623	43,442

Lifco AB, Class B	12,492	336,983

Total Sweden		10,005,814

Switzerland – 11.2%

Bucher Industries AG, Registered Shares	903	431,729

Geberit AG, Registered Shares	2,516	1,858,309

Givaudan S.A., Registered Shares	602	2,750,414

Kardex Holding AG, Registered Shares	1,120	317,564

Kuehne + Nagel International AG, Registered Shares	10,191	3,489,313

Logitech International S.A., Registered Shares	8,579	765,705

Partners Group Holding AG	2,697	4,239,857

Roche Holding AG	31,942	11,708,814

Roche Holding AG, Bearer Shares	12,127	4,997,179

Schindler Holding AG, Participation Certificate	2,523	679,399

SFS Group AG	2,661	362,844

Sika AG, Registered Shares(a)	4,112	1,308,294

STMicroelectronics N.V.	15,325	670,741

Temenos AG, Registered Shares	2,352	320,458

Total Switzerland		33,900,620

United Kingdom – 24.2%

AJ Bell PLC	35,239	189,583

Ashmore Group PLC	86,632	397,856

Ashtead Group PLC	22,928	1,745,460

Berkeley Group Holdings PLC	22,389	1,316,810

Bodycote PLC	33,891	400,991

Bunzl PLC	24,334	805,504

CMC Markets PLC(b)	45,645	174,789

Cranswick PLC	5,531	266,390

Croda International PLC	6,627	763,451

FDM Group Holdings PLC	10,992	187,338

Ferrexpo PLC	246,849	1,089,049

Fevertree Drinks PLC	5,217	163,830

Fresnillo PLC	39,974	421,166

Games Workshop Group PLC	1,996	276,397

Gamma Communications PLC	605	14,928

GlaxoSmithKline PLC	609,515	11,535,343

Hargreaves Lansdown PLC	66,621	1,285,894

Hilton Food Group PLC	13,966	220,323

HomeServe PLC	28,263	344,691

IMI PLC	38,046	851,569

Intertek Group PLC	10,210	685,167

James Halstead PLC(a)	22,459	159,287

Linde PLC	32,356	9,603,490

Moneysupermarket.com Group PLC	90,223	259,119

RELX PLC	198,242	5,738,924

Rio Tinto PLC	247,169	16,375,242

Rotork PLC	28,527	134,164

RWS Holdings PLC	19,695	166,372

Smith & Nephew PLC	51,633	896,001

Spirax-Sarco Engineering PLC	2,222	448,506

Spirent Communications PLC	11,003	41,481

Unilever PLC	296,289	16,000,030

Total United Kingdom		72,959,145
TOTAL COMMON STOCKS (Cost: $269,905,849)		300,413,005

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $4,298,664)	4,298,664	4,298,664

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $274,204,513)		304,711,669

Other Assets less Liabilities – (1.0)%		(2,945,516)

NET ASSETS – 100.0%		$301,766,153
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,164,432 and the total market value of the collateral held by the Fund was $14,866,212. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,567,548.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$300,413,005	$—	$—	$300,413,005
Investment of Cash Collateral for Securities Loaned	—	4,298,664	—	4,298,664
Total Investments in Securities	$300,413,005	$4,298,664	$—	$304,711,669

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 98.9%

Australia – 13.2%

Accent Group Ltd.	1,729,519	$2,798,473

Adairs Ltd.(a)	434,997	1,272,592

Adbri Ltd.	1,279,574	2,985,491

ARB Corp., Ltd.	86,364	3,053,125

AUB Group Ltd.	183,468	3,187,302

Aurelia Metals Ltd.*(a)	1,048,348	227,182

Austal Ltd.	595,233	808,337

Australian Finance Group Ltd.	714,841	1,430,333

Baby Bunting Group Ltd.(a)	290,175	1,165,420

Bapcor Ltd.	423,008	2,313,089

Beach Energy Ltd.	2,079,288	2,245,451

Beacon Lighting Group Ltd.	672,102	1,038,955

Bega Cheese Ltd.	250,841	974,829

Bell Financial Group Ltd.	1,263,164	1,560,284

Bravura Solutions Ltd.	521,974	1,161,308

Brickworks Ltd.	287,095	5,170,062

Capitol Health Ltd.	3,648,909	975,242

Cedar Woods Properties Ltd.	246,974	1,088,251

Centuria Capital Group	1,131,530	2,787,201

Codan Ltd.	254,623	2,348,748

Collins Foods Ltd.	138,687	1,225,209

Costa Group Holdings Ltd.	363,323	858,200

Cromwell Property Group	13,504,582	7,804,031

Dicker Data Ltd.(a)	328,000	2,987,698

Elders Ltd.	206,593	1,825,114

Growthpoint Properties Australia Ltd.	2,784,837	8,308,022

GUD Holdings Ltd.	133,006	986,710

GWA Group Ltd.	662,492	1,311,231

Hansen Technologies Ltd.	232,758	929,774

Home Consortium Ltd.	394,283	2,178,800

IGO Ltd.	868,273	5,569,511

Infomedia Ltd.	588,784	746,416

Ingenia Communities Group	553,501	2,654,815

Inghams Group Ltd.(a)	1,039,933	3,102,439

Integral Diagnostics Ltd.(a)	272,168	967,275

Integrated Research Ltd.*(a)	232,235	276,796

Invocare Ltd.(a)	174,589	1,483,105

IPH Ltd.	512,130	3,414,521

IRESS Ltd.	489,973	4,077,298

Johns Lyng Group Ltd.(a)	302,930	1,341,376

Jumbo Interactive Ltd.(a)	116,210	1,342,270

Kogan.com Ltd.(a)	83,335	661,566

MA Financial Group Ltd.	238,610	1,258,228

MACA Ltd.	1,192,860	564,389

Macmahon Holdings Ltd.	4,903,116	708,353

McPherson’s Ltd.(a)	244,281	190,573

Metcash Ltd.(a)	2,279,625	6,471,483

Monadelphous Group Ltd.(a)	191,812	1,262,240

Monash IVF Group Ltd.	1,256,955	871,643

Money3 Corp. Ltd.	404,661	979,228

NIB Holdings Ltd.	849,436	4,276,724

Nick Scali Ltd.	260,454	2,137,259

Nickel Mines Ltd.	1,915,514	1,300,652

Nine Entertainment Co. Holdings Ltd.	3,238,720	6,176,254

NRW Holdings Ltd.	1,052,794	1,190,161

Omni Bridgeway Ltd.*	283,404	712,415

Orora Ltd.	2,824,582	6,345,450

Pacific Current Group Ltd.	291,580	1,562,822

Pact Group Holdings Ltd.	362,903	998,765

Peet Ltd.	920,952	685,207

Pendal Group Ltd.	1,073,283	6,411,617

Perenti Global Ltd.	2,540,383	1,504,738

Perpetual Ltd.	162,793	4,495,602

Pinnacle Investment Management Group Ltd.	332,661	3,777,481

Platinum Asset Management Ltd.	2,621,226	6,702,789

Premier Investments Ltd.	273,659	6,001,493

Pro Medicus Ltd.(a)	22,189	875,302

Ramelius Resources Ltd.	675,881	651,778

Redcape Hotel Group	2,060,150	1,622,083

Regis Resources Ltd.	1,016,369	1,475,691

Reliance Worldwide Corp., Ltd.	767,305	2,871,082

Resimac Group Ltd.(a)	566,310	838,602

Sandfire Resources Ltd.(a)	457,552	1,811,210

SeaLink Travel Group Ltd.(a)	231,197	1,486,346

Select Harvests Ltd.	274,637	1,644,604

Service Stream Ltd.	913,479	587,268

SmartGroup Corp., Ltd.	516,565	3,544,838

St Barbara Ltd.	1,204,528	1,165,922

Steadfast Group Ltd.	1,336,135	4,709,968

Super Retail Group Ltd.(a)	219,617	1,936,999

Tassal Group Ltd.(a)	449,859	1,143,844

Technology One Ltd.	375,385	3,080,371

Viva Energy Group Ltd.(a)(b)	2,560,959	4,402,784

Total Australia		193,078,110

Austria – 1.4%

AT&S Austria Technologie & Systemtechnik AG	40,016	1,528,107

Oesterreichische Post AG(a)	247,352	10,492,071

Schoeller-Bleckmann Oilfield Equipment AG*	59,737	2,416,204

UNIQA Insurance Group AG	676,145	6,033,860

Total Austria		20,470,242

Belgium – 2.1%

Barco N.V.	157,646	3,425,697

Bekaert S.A.	64,681	2,697,134

Euronav N.V.(a)	1,744,589	16,583,553

Fagron	26,447	517,998

Intervest Offices & Warehouses N.V.	89,449	2,451,723

Orange Belgium S.A.	126,441	2,845,783

Recticel S.A.	99,213	1,651,155

Xior Student Housing N.V.(a)	17,780	1,004,549

Total Belgium		31,177,592

China – 4.7%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	1,431,000	1,878,674

China Overseas Grand Oceans Group Ltd.	11,680,900	7,157,405

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

China Power International Development Ltd.(a)	44,029,800	$23,359,184

China South City Holdings Ltd.(a)	18,402,200	1,560,180

China Tobacco International HK Co., Ltd.(a)	400,000	853,988

CITIC Telecom International Holdings Ltd.	10,182,822	3,466,370

CPMC Holdings Ltd.	5,044,009	2,650,087

Genertec Universal Medical Group Co., Ltd.(b)	5,522,700	4,327,551

Poly Property Group Co., Ltd.	14,160,600	3,729,035

Shanghai Industrial Holdings Ltd.	3,811,000	5,717,981

Shougang Fushan Resources Group Ltd.	14,023,612	4,269,422

Yanlord Land Group Ltd.	8,067,500	6,596,144

Zensun Enterprises Ltd.(a)	4,545,000	3,427,148

Total China		68,993,169

Denmark – 1.9%

Cementir Holding N.V.	153,696	1,498,039

Chemometec A/S	36,883	5,639,286

D/S Norden A/S	106,040	2,703,846

NNIT A/S(b)	72,841	1,387,318

Per Aarsleff Holding A/S	43,014	1,759,819

Ringkjoebing Landbobank A/S	41,041	4,739,854

Scandinavian Tobacco Group A/S, Class A(b)	533,084	10,543,533

Total Denmark		28,271,695

Finland – 3.7%

Anora Group Oyj(a)	96,133	1,116,362

Cargotec Oyj, Class B	135,638	6,919,841

Fiskars Oyj Abp	95,134	2,110,291

Kamux Corp.	52,141	774,093

Kemira Oyj	347,001	5,356,729

Lassila & Tikanoja Oyj(a)	76,583	1,208,855

Neles Oyj	1,035,341	14,218,915

Oriola Oyj, Class B(a)	437,436	900,373

Raisio Oyj, Class V	255,086	1,003,670

Revenio Group Oyj	20,704	1,316,120

Rovio Entertainment Oyj(a)(b)	121,102	810,528

Sanoma Oyj	207,809	3,260,977

Talenom Oyj	51,080	827,604

Terveystalo Oyj(b)	147,766	1,849,537

Tokmanni Group Corp.	85,532	2,087,621

Uponor Oyj	210,586	5,242,380

Verkkokauppa.com Oyj	206,917	1,894,471

YIT Oyj(a)	755,672	4,002,342

Total Finland		54,900,709

France – 3.0%

ABC Arbitrage	113,207	918,409

Albioma S.A.	53,396	2,104,032

Chargeurs S.A.	45,423	1,372,929

Derichebourg S.A.*	437,794	5,068,740

IPSOS	60,290	2,749,506

Kaufman & Broad S.A.	64,771	2,706,142

Nexity S.A.	289,293	13,813,376

Quadient S.A.	71,323	1,719,323

Societe BIC S.A.	164,822	9,722,941

Vicat S.A.	98,601	4,399,535

Total France		44,574,933

Germany – 3.5%

Bilfinger SE	25,102	877,996

CANCOM SE	33,866	2,010,334

CropEnergies AG	200,410	2,791,827

DIC Asset AG	342,581	6,058,743

Duerr AG	129,528	5,587,335

Eckert & Ziegler Strahlen- und Medizintechnik AG	13,976	1,807,639

Elmos Semiconductor SE	36,955	1,880,193

GFT Technologies SE	61,145	2,023,167

GRENKE AG(a)	71,406	3,062,799

Hamborner REIT AG	317,519	3,440,694

Hamburger Hafen und Logistik AG	202,180	4,545,740

Hornbach Baumarkt AG	54,811	2,477,405

Hornbach Holding AG & Co. KGaA	24,660	3,206,643

Krones AG	29,717	2,911,946

MLP SE	180,549	1,498,210

STRATEC SE	6,169	875,107

VERBIO Vereinigte BioEnergie AG	62,536	4,123,890

Wuestenrot & Wuerttembergische AG	65,452	1,388,157

Total Germany		50,567,825

Hong Kong – 1.7%

Dah Sing Banking Group Ltd.	2,568,000	2,352,044

Dah Sing Financial Holdings Ltd.	1,215,429	3,630,057

Guotai Junan International Holdings Ltd.	31,757,000	5,058,504

Hutchison Port Holdings Trust	41,515,900	9,963,816

Nissin Foods Co., Ltd.(a)	2,069,000	1,607,966

Sun Hung Kai & Co., Ltd.	2,977,000	1,533,501

Total Hong Kong		24,145,888

Indonesia – 0.2%

Bumitama Agri Ltd.(a)	1,585,400	572,220

First Resources Ltd.(a)	2,061,600	2,475,256

Total Indonesia		3,047,476

Ireland – 0.3%

Hibernia REIT PLC	1,808,715	2,448,373

Irish Continental Group PLC*	213,539	1,067,881

Kenmare Resources PLC	129,208	749,136

Total Ireland		4,265,390

Israel – 4.7%

Altshuler Shaham Provident Funds & Pension Ltd.	454,520	2,490,868

Arad Ltd.	45,449	667,052

Ashtrom Group Ltd.	221,133	5,106,512

Atreyu Capital Markets Ltd.	72,559	1,270,736

AudioCodes Ltd.	16,928	551,997

Big Shopping Centers Ltd.	23,848	3,540,073

Delek Automotive Systems Ltd.	283,238	3,599,572

Delta Galil Industries Ltd.	36,195	1,806,300

Elco Ltd.	32,699	2,025,095

Electra Consumer Products 1970 Ltd.	154,874	7,556,117

FIBI Holdings Ltd.	100,897	4,262,747

Formula Systems 1985 Ltd.	12,168	1,189,587

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Fox Wizel Ltd.	17,362	$2,189,792

Freshmarket Ltd.	245,918	1,016,861

Hilan Ltd.	11,112	626,872

Inrom Construction Industries Ltd.	207,986	1,031,501

Isracard Ltd.	483,388	2,016,770

Israel Canada T.R Ltd.	343,279	1,488,608

Israel Land Development – Urban Renewal Ltd.	103,245	1,280,102

Magic Software Enterprises Ltd.	65,852	1,305,956

Matrix IT Ltd.	101,651	2,710,042

Maytronics Ltd.	107,636	2,544,320

Mega Or Holdings Ltd.	42,637	1,585,927

Menora Mivtachim Holdings Ltd.	71,552	1,478,436

Mivne Real Estate KD Ltd.	782,304	2,752,244

Oil Refineries Ltd.*	17,289,779	3,917,620

OPC Energy Ltd.*	354,697	3,247,756

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,769	2,067,063

Shufersal Ltd.	189,167	1,536,251

YD More Investments Ltd.	329,847	1,404,801

Total Israel		68,267,578

Italy – 3.1%

Anima Holding SpA(b)	1,411,197	6,762,820

Ascopiave SpA	396,786	1,597,997

Carel Industries SpA(b)	44,722	1,220,610

Danieli & C. Officine Meccaniche SpA(a)	32,563	941,585

Danieli & C. Officine Meccaniche SpA, RSP	52,250	999,160

Datalogic SpA	116,188	2,355,135

Enav SpA*(b)	2,266,101	10,631,253

Falck Renewables SpA	280,236	2,184,142

Fiera Milano SpA*(a)	397,416	1,653,501

Immobiliare Grande Distribuzione SIIQ SpA*	684,517	3,109,818

La Doria SpA	42,847	835,240

Piaggio & C. SpA	1,242,638	4,300,304

RAI Way SpA(b)	744,062	4,501,366

SOL SpA	133,079	2,930,406

Zignago Vetro SpA	97,170	1,923,467

Total Italy		45,946,804

Japan – 24.8%

77 Bank Ltd. (The)	51,100	584,393

Adastria Co., Ltd.	23,200	427,300

ADEKA Corp.	60,801	1,378,138

Aeon Delight Co., Ltd.	28,800	917,625

AEON Financial Service Co., Ltd.	184,500	2,366,296

Ai Holdings Corp.	34,100	725,246

Aica Kogyo Co., Ltd.	38,700	1,330,177

Aichi Bank Ltd. (The)	15,900	517,293

Airport Facilities Co., Ltd.(a)	161,500	875,711

Akita Bank Ltd. (The)	32,500	424,692

Alinco, Inc.	71,700	656,112

Altech Corp.	34,900	644,981

Amano Corp.	46,700	1,203,757

Anest Iwata Corp.	47,400	396,788

Aoyama Zaisan Networks Co., Ltd.(a)	82,400	759,934

Arakawa Chemical Industries Ltd.(a)	33,900	374,928

Arata Corp.	8,500	336,343

Arcs Co., Ltd.	32,000	650,468

Ariake Japan Co., Ltd.	9,500	599,417

ARTERIA Networks Corp.	56,400	834,563

Aruhi Corp.	16,300	190,794

Asahi Holdings, Inc.	96,800	1,761,183

Asahi Yukizai Corp.	36,200	480,179

Asante, Inc.(a)	23,400	373,729

Asanuma Corp.(a)	18,700	770,961

Asia Pile Holdings Corp.	96,800	418,173

ASKUL Corp.	32,700	480,645

Autobacs Seven Co., Ltd.(a)	73,603	980,934

Avex, Inc.	77,400	1,037,781

Axial Retailing, Inc.	22,600	768,694

Bando Chemical Industries Ltd.	71,100	590,721

Bank of Iwate Ltd. (The)	17,500	269,774

Bank of Saga Ltd. (The)	43,000	566,910

Bank of the Ryukyus Ltd.	54,500	383,930

Baroque Japan Ltd.	73,800	590,665

BayCurrent Consulting, Inc.	3,100	1,578,131

Belc Co., Ltd.	10,600	556,720

Bell System24 Holdings, Inc.	44,900	672,041

Belluna Co., Ltd.	43,000	329,124

BeNext-Yumeshin Group Co.	85,595	1,004,969

Bic Camera, Inc.	66,900	638,570

Broadleaf Co., Ltd.	73,900	380,180

Bunka Shutter Co., Ltd.(a)	87,200	883,918

C.I. Takiron Corp.	172,000	980,435

Canon Electronics, Inc.	48,100	721,662

Central Glass Co., Ltd.	35,900	673,115

Chiyoda Co., Ltd.	68,500	522,460

Chori Co., Ltd.	26,200	448,271

Chugoku Bank Ltd. (The)	97,000	750,267

Chugoku Marine Paints Ltd.	77,000	579,010

COLOPL, Inc.	46,000	331,884

Computer Engineering & Consulting Ltd.	22,200	262,838

CONEXIO Corp.	67,900	949,961

Cosmo Energy Holdings Co., Ltd.	86,200	1,963,112

Create SD Holdings Co., Ltd.	26,800	901,940

Credit Saison Co., Ltd.	131,800	1,743,552

Dai-Dan Co., Ltd.	26,800	637,243

Daibiru Corp.(a)	55,800	826,185

Daicel Corp.	279,600	2,187,684

Daido Metal Co., Ltd.	129,800	717,783

Daido Steel Co., Ltd.	19,791	845,208

Daihen Corp.	19,100	844,799

Daiken Corp.	27,900	587,632

Daiki Aluminium Industry Co., Ltd.(a)	78,600	1,169,402

Daikyonishikawa Corp.	95,100	556,579

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,700	485,901

Daio Paper Corp.	51,700	971,677

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Daiseki Co., Ltd.	29,760	$1,302,959

Daishi Hokuetsu Financial Group, Inc.	55,740	1,271,417

Daiwabo Holdings Co., Ltd.	72,100	1,164,456

DCM Holdings Co., Ltd.	97,000	941,528

Dexerials Corp.	64,300	1,270,152

DIC Corp.	66,700	1,892,050

Digital Garage, Inc.	10,700	491,965

DMG Mori Co., Ltd.	69,200	1,308,644

Doshisha Co., Ltd.	35,600	560,602

Dowa Holdings Co., Ltd.	33,400	1,323,128

DTS Corp.	30,500	703,625

Earth Corp.	11,800	720,215

EDION Corp.(a)	95,600	903,091

Ehime Bank Ltd. (The)	21,700	153,451

Eizo Corp.	16,600	636,030

Elecom Co., Ltd.	38,100	612,264

Elematec Corp.	24,400	249,303

en Japan, Inc.	32,800	1,194,999

ES-Con Japan Ltd.(a)	109,300	792,505

Exedy Corp.	25,670	394,109

FCC Co., Ltd.	31,600	446,917

FIDEA Holdings Co., Ltd.(a)	48,850	556,034

FJ Next Co., Ltd.(a)	55,800	522,117

France Bed Holdings Co., Ltd.	52,300	434,056

Fujibo Holdings, Inc.	12,900	491,374

Fujimi, Inc.	25,041	1,452,075

Fujitec Co., Ltd.	58,300	1,364,296

FULLCAST Holdings Co., Ltd.	26,600	542,847

Funai Soken Holdings, Inc.(a)	24,000	653,910

Furukawa Co., Ltd.	71,800	789,591

Furukawa Electric Co., Ltd.	38,700	852,909

Furyu Corp.	28,000	447,197

Fuso Chemical Co., Ltd.	18,400	836,101

Future Corp.	23,900	596,777

Fuyo General Lease Co., Ltd.	19,000	1,316,334

G-7 Holdings, Inc.	40,800	750,727

G-Tekt Corp.	47,100	616,743

Gecoss Corp.	61,200	483,786

Giken Ltd.	18,200	808,255

Glory Ltd.	32,477	727,694

GMO Financial Holdings, Inc.(a)	163,500	1,251,436

Godo Steel Ltd.	41,500	557,921

Goldcrest Co., Ltd.	52,400	795,099

GS Yuasa Corp.	49,800	1,134,587

GungHo Online Entertainment, Inc.	20,900	384,376

Gunma Bank Ltd. (The)	332,800	1,076,772

H.U. Group Holdings, Inc.(a)	34,600	941,170

Hachijuni Bank Ltd. (The)	356,200	1,273,796

Hakuto Co., Ltd.	38,700	634,045

Hazama Ando Corp.	174,600	1,256,588

Heiwa Corp.	91,619	1,721,115

Heiwa Real Estate Co., Ltd.	32,600	1,132,198

Hiday Hidaka Corp.(a)	27,300	431,613

Hinokiya Group Co., Ltd.(a)	24,700	515,806

Hitachi Zosen Corp.	182,200	1,405,998

Hokkan Holdings Ltd.	28,900	374,282

Hokkoku Bank Ltd. (The)*	34,700	676,117

Hokuetsu Corp.(a)	189,800	1,170,355

Hokuetsu Industries Co., Ltd.(a)	51,600	462,469

Hokuhoku Financial Group, Inc.	95,600	734,297

Hokuriku Electric Power Co.	126,300	682,580

Hokuto Corp.	38,600	680,495

Horiba Ltd.	19,800	1,391,279

Ichibanya Co., Ltd.	16,300	666,171

Ichigo, Inc.	270,100	895,693

Ichinen Holdings Co., Ltd.	31,700	373,326

Iino Kaiun Kaisha Ltd.(a)	170,900	804,145

Inaba Denki Sangyo Co., Ltd.	49,800	1,218,499

Inabata & Co., Ltd.	65,000	1,009,007

Ines Corp.	29,900	411,083

Infocom Corp.	15,600	333,881

Information Services International-Dentsu Ltd.	26,900	1,016,209

Internet Initiative Japan, Inc.	25,300	883,204

IR Japan Holdings Ltd.(a)	3,800	421,295

Iriso Electronics Co., Ltd.	10,500	430,069

Iseki & Co., Ltd.*	25,200	377,407

Itfor, Inc.	47,800	370,147

Itochu Enex Co., Ltd.(a)	167,301	1,509,945

Itoham Yonekyu Holdings, Inc.	217,700	1,428,245

IwaiCosmo Holdings, Inc.(a)	58,200	725,055

Iwatani Corp.	22,300	1,313,117

JAC Recruitment Co., Ltd.	58,700	1,154,797

Jaccs Co., Ltd.	39,900	1,092,489

Japan Aviation Electronics Industry Ltd.	41,300	605,573

Japan Lifeline Co., Ltd.	39,700	488,177

Japan Material Co., Ltd.	56,900	665,512

Japan Steel Works Ltd. (The)	24,700	645,753

Japan Wool Textile Co., Ltd. (The)	81,300	741,045

JBCC Holdings, Inc.	27,500	396,325

JDC Corp.	119,500	650,114

Jeol Ltd.	14,000	1,030,159

JM Holdings Co., Ltd.	19,800	370,712

Joyful Honda Co., Ltd.	58,300	810,949

Juki Corp.	84,400	632,385

Juroku Bank Ltd. (The)	36,200	709,238

Kadokawa Corp.	21,300	1,185,508

Kaken Pharmaceutical Co., Ltd.	48,200	1,985,024

Kamei Corp.	40,700	459,254

Kandenko Co., Ltd.	221,400	1,845,413

Kaneka Corp.	46,400	1,952,480

Kanematsu Corp.	117,300	1,462,373

Kanematsu Electronics Ltd.	21,800	761,999

Katitas Co., Ltd.	21,800	774,699

Kato Sangyo Co., Ltd.	24,400	726,041

Keihanshin Building Co., Ltd.	16,500	208,810

Keiyo Bank Ltd. (The)	137,100	552,946

KFC Holdings Japan Ltd.(a)	17,100	452,884

KH Neochem Co., Ltd.	20,700	571,418

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

King Jim Co., Ltd.(a)	43,300	$343,063

Kintetsu World Express, Inc.	30,000	765,494

Kiyo Bank Ltd. (The)	36,200	514,895

Kohnan Shoji Co., Ltd.	19,700	651,517

Kokuyo Co., Ltd.	76,800	1,304,378

KOMEDA Holdings Co., Ltd.	32,300	642,381

Komeri Co., Ltd.	22,300	540,237

Kondotec, Inc.	71,400	636,729

Kotobuki Spirits Co., Ltd.	7,400	508,698

Krosaki Harima Corp.	18,000	786,466

Kumagai Gumi Co., Ltd.	47,000	1,222,864

Kurabo Industries Ltd.	21,395	395,014

Kureha Corp.	19,800	1,350,464

Kyoei Steel Ltd.	62,800	780,110

KYORIN Holdings, Inc.	74,790	1,193,825

Kyoritsu Maintenance Co., Ltd.(a)	12,100	473,372

Kyosan Electric Manufacturing Co., Ltd.	99,400	472,167

Kyudenko Corp.	47,800	1,589,406

Kyushu Financial Group, Inc.	218,400	786,886

Life Corp.(a)	19,000	764,598

Lintec Corp.	77,730	1,781,363

Macnica Fuji Electronics Holdings, Inc.	55,300	1,294,587

Maeda Road Construction Co., Ltd.*(a)	97,100	1,783,803

Mandom Corp.	38,600	555,605

Maruichi Steel Tube Ltd.	63,100	1,468,139

Maruzen Showa Unyu Co., Ltd.	19,800	637,078

Marvelous, Inc.	64,700	410,554

Matsuda Sangyo Co., Ltd.	27,500	717,724

Matsui Securities Co., Ltd.	202,440	1,476,909

Maxvalu Tokai Co., Ltd.	37,500	872,507

MCJ Co., Ltd.	85,500	921,860

Megmilk Snow Brand Co., Ltd.	28,500	586,475

Meiko Network Japan Co., Ltd.(a)	73,000	424,620

Meisei Industrial Co., Ltd.	61,600	411,863

Meitec Corp.	30,800	1,708,734

METAWATER Co., Ltd.	32,600	551,636

Milbon Co., Ltd.	11,200	687,609

Mimasu Semiconductor Industry Co., Ltd.	22,900	503,872

Mirait Holdings Corp.	65,400	1,303,604

Mitsubishi Logisnext Co., Ltd.	83,100	863,212

Mitsubishi Pencil Co., Ltd.	41,700	538,933

Mitsubishi Research Institute, Inc.	17,400	686,955

Mitsubishi Shokuhin Co., Ltd.	33,400	873,803

Mitsui Mining & Smelting Co., Ltd.	27,564	774,485

Mitsui OSK Lines Ltd.(a)	44,700	3,028,743

Miyazaki Bank Ltd. (The)	19,300	362,216

Mizuho Leasing Co., Ltd.	30,300	988,501

Mizuno Corp.	25,400	610,101

Mochida Pharmaceutical Co., Ltd.	19,300	591,584

Morinaga & Co., Ltd.	22,000	813,354

Moriroku Holdings Co., Ltd.	22,000	411,311

Morita Holdings Corp.	36,400	496,208

Morningstar Japan K.K.	124,460	584,513

Musashino Bank Ltd. (The)(a)	43,945	725,097

NAC Co., Ltd.	41,400	361,032

Nachi-Fujikoshi Corp.	17,500	719,135

Nafco Co., Ltd.(a)	19,000	316,567

Nagaileben Co., Ltd.	20,700	486,448

Nagase & Co., Ltd.	124,600	2,112,868

Nakabayashi Co., Ltd.(a)	65,500	346,359

Nakanishi, Inc.	33,400	761,248

Nanto Bank Ltd. (The)	35,000	629,890

Nichias Corp.	65,800	1,614,702

Nichiden Corp.	19,000	405,288

Nihon Nohyaku Co., Ltd.	97,300	480,505

Nihon Parkerizing Co., Ltd.	79,001	819,925

Nikko Co., Ltd.(a)	109,400	653,017

Nikkon Holdings Co., Ltd.	53,900	1,118,337

Nippn Corp.	42,800	625,649

Nippon Air Conditioning Services Co., Ltd.	66,700	475,852

Nippon Carbon Co., Ltd.	16,300	612,117

Nippon Electric Glass Co., Ltd.	63,100	1,501,506

Nippon Gas Co., Ltd.	81,500	1,124,163

Nippon Kayaku Co., Ltd.	113,799	1,262,677

Nippon Paper Industries Co., Ltd.(a)	76,138	812,048

Nippon Shokubai Co., Ltd.	21,200	1,098,239

Nippon Soda Co., Ltd.	27,800	903,204

Nippon Steel Trading Corp.	27,773	1,259,524

Nippon Suisan Kaisha Ltd.	153,500	895,617

Nishi-Nippon Financial Holdings, Inc.	128,100	823,192

Nishi-Nippon Railroad Co., Ltd.(a)	21,400	545,093

Nishimatsu Construction Co., Ltd.(a)	25,100	781,739

Nissan Shatai Co., Ltd.	56,000	402,026

Nissha Co., Ltd.(a)	38,200	613,186

Nisshin Oillio Group Ltd. (The)	23,000	626,664

Nisshinbo Holdings, Inc.(a)	155,192	1,179,501

Nissin Corp.	26,800	397,526

Nissin Electric Co., Ltd.	78,600	965,109

Nitto Boseki Co., Ltd.(a)	11,200	376,428

Nitto Kogyo Corp.	44,700	703,502

Noevir Holdings Co., Ltd.	30,100	1,437,894

Nohmi Bosai Ltd.	31,600	586,260

Nojima Corp.	19,900	514,199

NOK Corp.	72,200	852,229

Nomura Co., Ltd.	133,800	1,211,185

Noritake Co., Ltd.	17,500	787,363

North Pacific Bank Ltd.	391,300	894,300

NS United Kaiun Kaisha Ltd.	35,400	1,305,588

NSD Co., Ltd.	50,500	924,230

Ogaki Kyoritsu Bank Ltd. (The)	27,700	492,058

Ohsho Food Service Corp.	12,600	691,123

Oita Bank Ltd. (The)(a)	13,400	226,626

Okabe Co., Ltd.	63,800	401,984

Okamura Corp.	102,000	1,496,518

Oki Electric Industry Co., Ltd.	97,100	851,991

Okinawa Cellular Telephone Co.	31,900	1,558,190

Okinawa Electric Power Co., Inc. (The)	65,800	849,812

OKUMA Corp.	13,600	663,088

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Okumura Corp.	51,200	$1,376,652

Onoken Co., Ltd.(a)	51,100	764,382

Onward Holdings Co., Ltd.	466,600	1,513,862

Optorun Co., Ltd.	26,700	559,725

Organo Corp.	10,900	671,145

Orient Corp.	908,700	1,351,953

Osaka Soda Co., Ltd.	26,800	651,175

OSG Corp.	53,000	916,307

Outsourcing, Inc.	58,200	1,056,285

Pack Corp. (The)	15,500	431,347

PAL GROUP Holdings Co., Ltd.	54,600	912,161

Paramount Bed Holdings Co., Ltd.	36,700	733,836

Penta-Ocean Construction Co., Ltd.	297,900	2,037,174

Pilot Corp.	19,000	725,431

Pressance Corp.(a)	29,109	480,041

Prima Meat Packers Ltd.	33,500	852,099

PS Mitsubishi Construction Co., Ltd.	70,500	403,760

Quick Co., Ltd.	23,000	289,626

Raito Kogyo Co., Ltd.	55,400	983,123

Raiznext Corp.	75,600	816,473

Raysum Co., Ltd.(a)	99,600	682,895

Relia, Inc.	73,700	775,477

Rengo Co., Ltd.	214,800	1,688,367

Resorttrust, Inc.	45,900	906,687

Restar Holdings Corp.	38,900	649,176

Ricoh Leasing Co., Ltd.	22,800	759,149

Riken Corp.	18,400	468,184

Riken Keiki Co., Ltd.	19,800	543,025

Riken Technos Corp.	84,500	429,411

Riken Vitamin Co., Ltd.(a)	31,300	527,394

Ryoden Corp.	37,900	594,443

Saibu Gas Holdings Co., Ltd.	31,500	699,028

Sakai Chemical Industry Co., Ltd.	15,400	326,564

SAMTY Co., Ltd.	47,600	1,002,128

San ju San Financial Group, Inc.	43,200	548,252

San-Ai Oil Co., Ltd.	57,900	771,135

San-In Godo Bank Ltd. (The)	129,587	655,049

Sangetsu Corp.	58,300	793,706

Sanki Engineering Co., Ltd.	160,700	2,135,945

Sankyo Co., Ltd.	73,900	1,843,940

Sanshin Electronics Co., Ltd.(a)	31,200	481,248

Sanwa Holdings Corp.	193,900	2,530,302

Sanyo Chemical Industries Ltd.	22,300	1,171,212

Sanyo Trading Co., Ltd.	44,500	467,833

Sapporo Holdings Ltd.	47,500	1,096,236

Sawai Group Holdings Co., Ltd.	32,700	1,523,997

SBS Holdings, Inc.	19,000	719,471

Seikitokyu Kogyo Co., Ltd.	91,600	694,543

Seiko Holdings Corp.	54,700	1,109,443

Seiren Co., Ltd.(a)	30,900	582,413

Sekisui Kasei Co., Ltd.	70,500	375,326

Senko Group Holdings Co., Ltd.(a)	127,200	1,170,821

Shibaura Machine Co., Ltd.	37,700	931,561

Shikoku Bank Ltd. (The)	62,900	416,609

Shikoku Electric Power Co., Inc.	166,000	1,154,524

Shin Nippon Air Technologies Co., Ltd.(a)	24,000	527,430

Shinagawa Refractories Co., Ltd.	22,200	785,929

Shinko Electric Industries Co., Ltd.(a)	1,800	60,336

Shinmaywa Industries Ltd.	83,200	697,217

Shinnihon Corp.	44,000	337,567

Shinoken Group Co., Ltd.	63,700	663,976

Shinwa Co., Ltd.	27,200	593,853

Shoei Co., Ltd.	17,600	795,017

Showa Sangyo Co., Ltd.(a)	23,800	595,987

Siix Corp.	33,400	360,418

Sinfonia Technology Co., Ltd.	34,400	375,217

SKY Perfect JSAT Holdings, Inc.	245,600	944,319

Solasto Corp.	37,300	504,131

SRA Holdings	29,000	764,929

Star Micronics Co., Ltd.	49,100	685,178

Starts Corp., Inc.	41,800	998,405

Sumitomo Bakelite Co., Ltd.	21,500	1,000,090

Sumitomo Densetsu Co., Ltd.	35,800	747,926

Sumitomo Mitsui Construction Co., Ltd.	217,900	978,426

Sumitomo Osaka Cement Co., Ltd.	32,200	901,860

Sumitomo Riko Co., Ltd.	91,100	626,249

Sumitomo Rubber Industries Ltd.	167,800	2,141,584

Systena Corp.	39,000	790,661

T-Gaia Corp.	44,500	792,485

Taikisha Ltd.	40,900	1,233,507

Taiyo Holdings Co., Ltd.	40,400	1,031,590

Takamatsu Construction Group Co., Ltd.	39,500	715,478

Takamiya Co., Ltd.	126,200	551,966

Takaoka Toko Co., Ltd.	36,400	477,286

Takara Holdings, Inc.	80,900	1,173,893

Takara Standard Co., Ltd.	47,400	692,892

Takasago International Corp.	19,000	510,016

Takasago Thermal Engineering Co., Ltd.	67,201	1,279,876

Takashimaya Co., Ltd.	106,700	1,196,341

Takeuchi Manufacturing Co., Ltd.	23,500	549,509

Takuma Co., Ltd.	42,400	594,721

Tama Home Co., Ltd.(a)	34,000	827,031

Tanseisha Co., Ltd.(a)	80,700	640,103

Tayca Corp.	29,500	356,142

TechnoPro Holdings, Inc.	52,500	1,592,763

Teikoku Electric Manufacturing Co., Ltd.	43,400	550,401

Tekken Corp.	22,100	360,889

TKC Corp.	34,100	1,074,268

Toa Corp.	37,000	275,904

Tobishima Corp.	46,500	464,687

Toho Holdings Co., Ltd.	29,900	488,798

Tokai Carbon Co., Ltd.	137,800	1,779,698

TOKAI Holdings Corp.	108,500	872,279

Tokai Rika Co., Ltd.	67,822	976,831

Tokai Tokyo Financial Holdings, Inc.	164,600	600,423

Tokuyama Corp.	38,200	735,412

Tokyo Electron Device Ltd.(a)	13,700	906,171

Tokyo Energy & Systems, Inc.(a)	53,300	504,935

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Tokyo Individualized Educational Institute, Inc.	82,900	$496,323

Tokyo Kiraboshi Financial Group, Inc.(a)	42,600	587,981

Tokyo Ohka Kogyo Co., Ltd.	18,600	1,148,591

Tokyo Seimitsu Co., Ltd.	22,100	914,107

Tokyo Steel Manufacturing Co., Ltd.(a)	108,700	1,124,264

Tokyotokeiba Co., Ltd.	11,100	437,732

Tokyu Construction Co., Ltd.(a)	174,600	1,231,550

Tomoku Co., Ltd.(a)	26,900	467,721

Tomy Co., Ltd.	55,700	569,605

Toppan Forms Co., Ltd.	65,700	604,740

Tosei Corp.	52,300	565,304

Totetsu Kogyo Co., Ltd.	40,600	898,422

Towa Bank Ltd. (The)	70,700	344,074

Toyo Ink SC Holdings Co., Ltd.	59,500	1,123,074

Toyo Seikan Group Holdings Ltd.(a)	63,400	749,492

Toyobo Co., Ltd.	52,900	664,717

TPR Co., Ltd.	39,100	527,057

Transcosmos, Inc.	15,800	518,996

TS Tech Co., Ltd.	76,600	992,041

Tsubakimoto Chain Co.	29,000	905,803

Tsumura & Co.	47,401	1,520,910

Tsuzuki Denki Co., Ltd.(a)	26,000	415,254

Ube Industries Ltd.	100,500	1,979,825

Ulvac, Inc.	21,600	1,240,923

Valor Holdings Co., Ltd.	37,900	821,351

ValueCommerce Co., Ltd.	16,500	706,139

Vertex Corp.(a)	22,200	652,619

VT Holdings Co., Ltd.	157,000	776,733

Wacoal Holdings Corp.	31,568	671,395

Wacom Co., Ltd.	58,700	375,638

Wakachiku Construction Co., Ltd.(a)	30,600	566,611

Weathernews, Inc.	9,400	555,196

West Holdings Corp.	25,151	1,121,454

WIN-Partners Co., Ltd.	38,400	337,624

World Co., Ltd.*(a)	33,000	443,056

Wowow, Inc.	27,400	598,466

Xebio Holdings Co., Ltd.	70,700	719,832

Yahagi Construction Co., Ltd.	72,000	518,826

Yamagata Bank Ltd. (The)	71,400	549,058

Yamaguchi Financial Group, Inc.	186,900	1,115,621

Yamaichi Electronics Co., Ltd.(a)	46,400	690,334

Yamanashi Chuo Bank Ltd. (The)	51,700	392,471

Yamazen Corp.	54,800	528,968

Yellow Hat Ltd.	36,700	642,723

Yokogawa Bridge Holdings Corp.	35,700	780,713

Yokohama Rubber Co., Ltd. (The)	137,600	2,485,001

Yondoshi Holdings, Inc.	28,000	459,745

Yuasa Trading Co., Ltd.	29,748	807,855

Yurtec Corp.(a)	78,000	511,728

Yushin Precision Equipment Co., Ltd.(a)	48,200	351,645

Zenrin Co., Ltd.	62,600	604,820

ZERIA Pharmaceutical Co., Ltd.(a)	38,800	716,013

Zojirushi Corp.	22,500	362,178

Total Japan		362,802,703

Malaysia – 0.1%

Frencken Group Ltd.	1,237,200	2,114,249

Netherlands – 1.0%

ForFarmers N.V.	366,897	1,839,056

TKH Group N.V., CVA	139,519	7,819,597

Van Lanschot Kempen N.V.	153,616	4,744,586

Total Netherlands		14,403,239

Norway – 3.7%

ABG Sundal Collier Holding ASA	1,610,931	1,697,805

AF Gruppen ASA	49,786	1,052,839

Atea ASA*	193,853	3,357,742

Austevoll Seafood ASA	445,990	5,298,183

Bonheur ASA	69,325	2,414,274

Borregaard ASA	160,756	3,913,354

Elkem ASA*(b)	1,080,211	4,692,454

Europris ASA(b)	607,557	4,036,808

Fjordkraft Holding ASA(b)	431,423	2,398,977

Kid ASA(b)	98,806	1,283,570

Norway Royal Salmon ASA	43,929	901,804

Selvaag Bolig ASA	230,584	1,439,623

SpareBank 1 Nord Norge	380,018	4,161,838

Sparebank 1 Oestlandet	122,826	1,823,553

SpareBank 1 SMN	458,737	6,821,212

Sparebanken Vest	201,107	2,188,638

TGS ASA	667,476	7,095,887

Total Norway		54,578,561

Portugal – 1.5%

Altri, SGPS, S.A.(a)	1,045,639	6,489,421

Corticeira Amorim, SGPS, S.A.	167,278	2,295,383

REN – Redes Energeticas Nacionais, SGPS, S.A.	1,615,388	4,773,993

Sonae, SGPS, S.A.	8,184,488	8,617,497

Total Portugal		22,176,294

Singapore – 2.8%

AEM Holdings Ltd.(a)	566,700	1,686,408

Best World International Ltd.*†(a)	786,000	417,287

China Aviation Oil Singapore Corp., Ltd.(a)	1,475,200	1,026,859

CSE Global Ltd.(a)	2,537,000	896,995

iFAST Corp., Ltd.	208,700	1,446,573

Japfa Ltd.(a)	1,981,100	999,597

Keppel Infrastructure Trust	18,627,382	7,477,846

Manulife US Real Estate Investment Trust	6,856,600	4,799,620

Oxley Holdings Ltd.(a)	4,669,843	705,155

Raffles Medical Group Ltd.	3,314,900	3,564,934

Riverstone Holdings Ltd.(a)	1,145,700	751,085

Sembcorp Industries Ltd.	1,887,400	2,544,153

Sheng Siong Group Ltd.(a)	4,147,300	4,521,217

Singapore Post Ltd.(a)	4,094,500	1,915,150

StarHub Ltd.	4,402,300	3,956,103

UMS Holdings Ltd.(a)	2,481,759	3,107,683

Wing Tai Holdings Ltd.	819,100	1,092,053

Total Singapore		40,908,718

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Spain – 2.7%

Almirall S.A.(a)	229,627	$3,651,252

Cia de Distribucion Integral Logista Holdings S.A.	424,344	8,955,559

Cie Automotive S.A.	345,105	8,711,117

ContourGlobal PLC(b)	982,171	2,500,298

Ercros S.A.*	209,222	857,159

Faes Farma S.A.	915,185	3,585,009

Global Dominion Access S.A.(b)	235,819	1,191,599

Grupo Empresarial San Jose S.A.	133,253	755,952

Miquel y Costas & Miquel S.A.	79,460	1,558,166

Pharma Mar S.A.(a)	5,663	488,822

Prosegur Cash S.A.(a)(b)	4,304,739	3,472,328

Prosegur Cia de Seguridad S.A.	1,384,031	4,122,338

Total Spain		39,849,599

Sweden – 3.2%

AcadeMedia AB(b)	162,873	1,117,029

Akelius Residential Property AB, Class D(a)	329,743	621,385

Alimak Group AB(b)	57,133	859,423

Arjo AB, Class B	230,364	2,849,088

Atrium Ljungberg AB, Class B	252,021	5,294,759

Beijer Alma AB	102,414	2,334,256

BioGaia AB, Class B	12,872	649,592

Catena AB	58,504	3,169,770

CTT Systems AB(a)	32,109	770,744

Dustin Group AB(b)	270,001	2,905,692

Instalco AB	52,557	2,415,019

JM AB	94,255	3,347,415

Kungsleden AB(a)	310,294	4,096,560

Lagercrantz Group AB, Class B	213,110	2,555,308

LeoVegas AB(b)	265,454	1,038,932

Lindab International AB	44,357	1,130,657

Midsona AB, Class B	96,699	664,294

MIPS AB	16,774	1,688,223

Mycronic AB	59,828	1,493,554

NCC AB, Class B	65,460	1,034,065

Platzer Fastigheter Holding AB, Class B	142,691	2,152,952

Ratos AB, Class B	418,798	2,465,334

Troax Group AB	40,198	1,546,156

Total Sweden		46,200,207

Switzerland – 2.3%

Bobst Group S.A., Registered Shares*	34,567	2,997,771

Comet Holding AG, Registered Shares	6,174	2,144,370

EFG International AG*(a)	472,456	3,423,704

Huber + Suhner AG, Registered Shares	43,457	3,368,110

Implenia AG, Registered Shares*(a)	42,297	938,573

Kardex Holding AG, Registered Shares	19,999	5,670,510

Kudelski S.A., Bearer Shares(a)	119,145	500,668

Mobilezone Holding AG, Registered Shares	282,974	3,925,265

Swissquote Group Holding S.A., Registered Shares	19,540	3,623,755

Valiant Holding AG, Registered Shares	51,607	4,918,114

Zehnder Group AG	16,799	1,786,419

Total Switzerland		33,297,259

United Kingdom – 13.3%

AJ Bell PLC	277,294	1,491,819

Anglo Asian Mining PLC	643,559	1,119,388

Avon Protection PLC	32,385	848,000

Big Yellow Group PLC	274,170	5,156,997

Bodycote PLC	323,250	3,824,621

Brewin Dolphin Holdings PLC	1,193,298	6,162,408

CareTech Holdings PLC	257,963	2,229,555

Chemring Group PLC	372,222	1,601,015

Chesnara PLC	417,664	1,602,183

Clarkson PLC	68,178	3,493,257

Clinigen Group PLC	85,912	735,581

Clipper Logistics PLC	213,753	2,103,962

Close Brothers Group PLC	330,162	6,886,843

CLS Holdings PLC	1,007,548	3,029,517

CMC Markets PLC(b)	1,147,274	4,393,273

Craneware PLC	28,300	923,431

Cranswick PLC	57,552	2,771,881

Daily Mail & General Trust PLC, Class A Non-Voting Shares	296,891	4,291,356

Devro PLC	417,485	1,201,826

Diversified Energy Co. PLC	3,940,273	6,301,062

Drax Group PLC	1,291,697	8,391,318

EMIS Group PLC	173,995	3,289,179

FDM Group Holdings PLC	113,881	1,940,891

Ferrexpo PLC	4,070,573	17,958,564

Gamesys Group PLC	99,879	2,491,430

Gamma Communications PLC	57,182	1,410,955

Great Portland Estates PLC	333,668	3,358,514

Helical PLC	256,781	1,530,340

Hilton Food Group PLC	158,185	2,495,479

IG Design Group PLC	116,783	763,702

Impax Asset Management Group PLC	137,973	2,143,134

IntegraFin Holdings PLC	298,514	2,088,983

iomart Group PLC(a)	270,877	788,912

James Fisher & Sons PLC	68,325	791,363

Jupiter Fund Management PLC	1,965,841	6,626,606

Learning Technologies Group PLC	286,901	832,486

Liontrust Asset Management PLC	90,766	2,600,668

Luceco PLC(b)	257,114	1,131,909

Moneysupermarket.com Group PLC	1,477,279	4,242,725

NCC Group PLC	426,610	1,478,315

Nichols PLC	65,879	1,181,412

Numis Corp. PLC	257,018	1,244,116

PayPoint PLC	452,907	4,335,809

Polar Capital Holdings PLC	375,534	4,101,446

PZ Cussons PLC	932,721	2,835,966

QinetiQ Group PLC	306,701	1,340,698

RWS Holdings PLC	252,003	2,128,774

Sabre Insurance Group PLC(b)	750,749	2,216,877

Safestore Holdings PLC	419,841	5,938,313

Serica Energy PLC	464,847	1,450,988

Smart Metering Systems PLC	181,923	2,050,674

Spirent Communications PLC	756,045	2,850,280

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

Investments	Shares	Value

Stock Spirits Group PLC	700,205	$3,535,736

Telecom Plus PLC	295,635	4,847,214

TORM PLC, Class A*(a)	533,746	4,104,523

TP ICAP Group PLC	3,202,026	6,893,245

Ultra Electronics Holdings PLC	167,965	7,328,753

Volex PLC	187,403	1,100,443

Workspace Group PLC	619,749	6,894,020

XPS Pensions Group PLC(a)	727,179	1,402,104

YouGov PLC	58,256	989,724

Total United Kingdom		195,294,563
TOTAL COMMON STOCKS (Cost: $1,192,192,024)		1,449,332,803

RIGHTS – 0.0%

Australia – 0.0%

Redcape Hotel Group, expiring 10/21/21*	429,197	0

Sub Sandfire Resources Ltd., expiring 10/13/21*	457,552	26,441
TOTAL RIGHTS (Cost: $0)		26,441

EXCHANGE-TRADED FUNDS – 0.2%

United States – 0.2%

WisdomTree Europe SmallCap Dividend Fund(c)	20,849	1,497,584

WisdomTree Japan SmallCap Dividend Fund(a)(c)	16,005	1,229,824
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,683,085)		2,727,408

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d)
(Cost: $34,192,881)	34,192,881	34,192,881

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $1,229,067,990)		1,486,279,533

Other Assets less Liabilities – (1.4)%		(20,362,939)

NET ASSETS – 100.0%		$1,465,916,594
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $417,287, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $93,755,533 and the total market value of the collateral held by the Fund was $99,453,730. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,260,849.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,759,247	$3,420,612	$3,683,933	$215,053	$(213,395)	$1,497,584	$48,353
WisdomTree Japan SmallCap Dividend Fund	1,441,447	2,647,251	2,897,890	52,926	(13,910)	1,229,824	14,080
Total	$3,200,694	$6,067,863	$6,581,823	$267,979	$(227,305)	$2,727,408	$62,433

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/1/2021	79,074	USD	110,000	AUD	$—	$(385)
HSBC Holdings PLC	10/1/2021	69,867	USD	225,000	ILS	124	—
Morgan Stanley & Co. International	10/1/2021	53,753	USD	40,000	GBP	—	(181)
Royal Bank of Canada	10/1/2021	35,723	USD	4,000,000	JPY	—	(127)
						$124	$(693)

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$359,633,545	$3,169,158	$—		$362,802,703
Singapore	40,491,431	—	417,287	*	40,908,718
Other	1,045,621,382	—	—		1,045,621,382
Rights	—	26,441	—		26,441
Exchange-Traded Funds	2,727,408	—	—		2,727,408
Investment of Cash Collateral for Securities Loaned	—	34,192,881	—		34,192,881
Total Investments in Securities	$1,448,473,766	$37,388,480	$417,287		$1,486,279,533
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$124	$—		$124
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(693)	$—		$(693)
Total – Net	$1,448,473,766	$37,387,911	$417,287		$1,486,278,964
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

COMMON STOCKS – 99.0%

Japan – 99.0%

Air Freight & Logistics – 0.4%

Kintetsu World Express, Inc.	12,400	$316,404

Konoike Transport Co., Ltd.	14,300	164,307

Maruwa Unyu Kikan Co., Ltd.(a)	6,800	97,879

Mitsui-Soko Holdings Co., Ltd.	10,400	235,824

SBS Holdings, Inc.	7,100	268,855

Total Air Freight & Logistics		1,083,269

Auto Components – 5.3%

Daido Metal Co., Ltd.	36,800	203,501

Daikyonishikawa Corp.	41,400	242,296

Eagle Industry Co., Ltd.	35,700	397,396

Exedy Corp.	26,625	408,771

FCC Co., Ltd.	14,500	205,073

Futaba Industrial Co., Ltd.	23,000	98,535

G-Tekt Corp.	22,800	298,551

JTEKT Corp.	172,700	1,513,785

Musashi Seimitsu Industry Co., Ltd.	11,200	196,646

NHK Spring Co., Ltd.	39,400	282,854

Nifco, Inc.	29,572	923,670

Nihon Tokushu Toryo Co., Ltd.	13,700	128,558

NOK Corp.	38,900	459,165

Pacific Industrial Co., Ltd.	18,600	197,044

Riken Corp.	6,800	173,024

Shoei Co., Ltd.	8,300	374,923

Sumitomo Riko Co., Ltd.	36,000	247,475

Sumitomo Rubber Industries Ltd.	91,700	1,170,341

Tokai Rika Co., Ltd.	35,158	506,376

Topre Corp.	18,400	219,167

Toyo Tire Corp.	45,700	821,228

Toyoda Gosei Co., Ltd.	26,700	537,709

Toyota Boshoku Corp.	54,400	970,741

TPR Co., Ltd.	17,200	231,851

TS Tech Co., Ltd.	42,300	547,824

Yokohama Rubber Co., Ltd. (The)	79,300	1,432,126

Total Auto Components		12,788,630

Automobiles – 0.1%

Nissan Shatai Co., Ltd.	26,900	193,116

Banks – 6.4%

77 Bank Ltd. (The)	27,500	314,497

Aichi Bank Ltd. (The)	4,800	156,164

Akita Bank Ltd. (The)	12,700	165,956

Aomori Bank Ltd. (The)	5,262	101,349

Awa Bank Ltd. (The)	7,775	152,608

Bank of Iwate Ltd. (The)	6,000	92,494

Bank of Nagoya Ltd. (The)(a)	6,269	149,063

Bank of Okinawa Ltd. (The)*	5,580	139,581

Bank of Saga Ltd. (The)	17,100	225,446

Bank of the Ryukyus Ltd.	16,408	115,588

Chugoku Bank Ltd. (The)	51,900	401,431

Chukyo Bank Ltd. (The)	6,000	74,855

Daishi Hokuetsu Financial Group, Inc.	29,555	674,143

Ehime Bank Ltd. (The)	12,699	89,801

FIDEA Holdings Co., Ltd.	15,880	180,754

Fukui Bank Ltd. (The)(a)	8,148	114,799

Gunma Bank Ltd. (The)	180,800	584,977

Hachijuni Bank Ltd. (The)	199,300	712,711

Hokkoku Bank Ltd. (The)*	6,462	125,910

Hokuhoku Financial Group, Inc.	57,300	440,117

Hyakugo Bank Ltd. (The)	83,800	244,847

Hyakujushi Bank Ltd. (The)	16,400	229,593

Iyo Bank Ltd. (The)	111,000	573,032

Jimoto Holdings, Inc.(a)	13,520	83,004

Juroku Bank Ltd. (The)	16,100	315,434

Keiyo Bank Ltd. (The)	48,942	197,391

Kiyo Bank Ltd. (The)	17,190	244,504

Kyushu Financial Group, Inc.	125,300	451,451

Mebuki Financial Group, Inc.	670,600	1,478,535

Miyazaki Bank Ltd. (The)	10,400	195,183

Musashino Bank Ltd. (The)	18,700	308,552

Nanto Bank Ltd. (The)	16,900	304,147

Nishi-Nippon Financial Holdings, Inc.	82,200	528,231

North Pacific Bank Ltd.(a)	192,915	440,899

Ogaki Kyoritsu Bank Ltd. (The)	11,642	206,807

Oita Bank Ltd. (The)	5,900	99,783

San ju San Financial Group, Inc.	17,100	217,016

San-In Godo Bank Ltd. (The)	67,000	338,678

Senshu Ikeda Holdings, Inc.	136,240	201,475

Seven Bank Ltd.(a)	880,000	1,963,881

Shiga Bank Ltd. (The)	10,784	184,220

Shikoku Bank Ltd. (The)	22,700	150,350

Suruga Bank Ltd.	36,200	134,969

Toho Bank Ltd. (The)	63,200	121,217

Tokyo Kiraboshi Financial Group, Inc.	18,800	259,485

TOMONY Holdings, Inc.	50,077	148,559

Towa Bank Ltd. (The)	29,500	143,567

Yamagata Bank Ltd. (The)	10,700	82,282

Yamaguchi Financial Group, Inc.	102,200	610,040

Yamanashi Chuo Bank Ltd. (The)	18,600	141,198

Total Banks		15,610,574

Beverages – 0.5%

Sapporo Holdings Ltd.	22,898	528,455

Takara Holdings, Inc.	41,811	606,695

Total Beverages		1,135,150

Building Products – 2.2%

Aica Kogyo Co., Ltd.	24,815	852,929

Bunka Shutter Co., Ltd.(a)	30,100	305,114

Central Glass Co., Ltd.	12,886	241,609

Kondotec, Inc.	14,600	130,199

Nichias Corp.	26,813	657,979

Nichiha Corp.	5,800	166,346

Nihon Flush Co., Ltd.(a)	10,100	104,100

Nitto Boseki Co., Ltd.(a)	4,499	151,210

Noritz Corp.	10,100	165,655

Okabe Co., Ltd.	19,100	120,343

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Sanwa Holdings Corp.	85,966	$1,121,815

Shin Nippon Air Technologies Co., Ltd.(a)	10,800	237,344

Sinko Industries Ltd.	13,300	254,616

Takara Standard Co., Ltd.	17,231	251,882

Takasago Thermal Engineering Co., Ltd.	27,172	517,504

Total Building Products		5,278,645

Capital Markets – 1.7%

GMO Financial Holdings, Inc.(a)	87,800	672,025

Ichiyoshi Securities Co., Ltd.(a)	40,088	247,193

IwaiCosmo Holdings, Inc.(a)	25,600	318,924

Kyokuto Securities Co., Ltd.(a)	23,300	169,777

Marusan Securities Co., Ltd.(a)	38,000	217,629

Matsui Securities Co., Ltd.	138,500	1,010,432

Monex Group, Inc.	66,594	349,160

Morningstar Japan K.K.	51,044	239,723

Okasan Securities Group, Inc.(a)	88,900	324,287

Sparx Group Co., Ltd.(a)	102,600	283,225

Tokai Tokyo Financial Holdings, Inc.	99,700	363,683

Total Capital Markets		4,196,058

Chemicals – 9.5%

ADEKA Corp.	57,625	1,306,149

Arakawa Chemical Industries Ltd.(a)	13,800	152,626

Asahi Yukizai Corp.	16,500	218,866

C.I. Takiron Corp.	57,300	326,622

Chugoku Marine Paints Ltd.	41,400	311,312

Daicel Corp.	161,300	1,262,065

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,442	183,557

Denka Co., Ltd.	36,500	1,285,637

DIC Corp.	35,500	1,007,013

Fujimi, Inc.	12,400	719,050

Fujimori Kogyo Co., Ltd.	5,500	239,816

Fuso Chemical Co., Ltd.	7,900	358,978

JCU Corp.	5,200	207,627

JSP Corp.	13,023	189,319

Kaneka Corp.	24,500	1,030,943

KH Neochem Co., Ltd.	10,500	289,850

Koatsu Gas Kogyo Co., Ltd.	17,900	122,569

Konishi Co., Ltd.	10,400	166,941

Kumiai Chemical Industry Co., Ltd.	19,024	149,873

Kureha Corp.	10,164	693,238

Lintec Corp.	42,665	977,768

Moriroku Holdings Co., Ltd.	10,100	188,829

Nihon Nohyaku Co., Ltd.	36,000	177,782

Nihon Parkerizing Co., Ltd.	37,700	391,276

Nippon Kayaku Co., Ltd.	61,900	686,822

Nippon Pillar Packing Co., Ltd.(a)	13,400	323,786

Nippon Shokubai Co., Ltd.	12,600	652,727

Nippon Soda Co., Ltd.	13,218	429,444

Okamoto Industries, Inc.	5,087	188,298

Osaka Organic Chemical Industry Ltd.(a)	6,300	215,411

Osaka Soda Co., Ltd.	11,700	284,281

Sakata INX Corp.	19,800	208,692

Sanyo Chemical Industries Ltd.	11,935	626,835

Sekisui Kasei Co., Ltd.	29,400	156,519

Shikoku Chemicals Corp.	17,200	215,819

Shin-Etsu Polymer Co., Ltd.	28,900	272,488

Sumitomo Bakelite Co., Ltd.	10,918	507,859

Sumitomo Seika Chemicals Co., Ltd.	7,700	250,513

T Hasegawa Co., Ltd.	14,400	344,593

Taiyo Holdings Co., Ltd.	22,782	581,725

Takasago International Corp.	6,800	182,532

Tayca Corp.	10,900	131,591

Tokai Carbon Co., Ltd.(a)	77,300	998,336

Tokuyama Corp.	21,200	408,134

Tokyo Ohka Kogyo Co., Ltd.	8,300	512,543

Toyo Ink SC Holdings Co., Ltd.	30,602	577,619

Toyobo Co., Ltd.	27,053	339,936

Ube Industries Ltd.	56,893	1,120,778

Valqua Ltd.	13,737	265,075

Zeon Corp.	42,200	597,589

Total Chemicals		23,037,651

Commercial Services & Supplies – 1.5%

Aeon Delight Co., Ltd.	11,300	360,040

Daiseki Co., Ltd.	13,088	573,022

Kokuyo Co., Ltd.	31,003	526,558

Mitsubishi Pencil Co., Ltd.	14,500	187,399

Nippon Air Conditioning Services Co., Ltd.	26,100	186,203

Nippon Kanzai Co., Ltd.(a)	10,100	233,185

Nippon Parking Development Co., Ltd.	137,300	195,659

Okamura Corp.	42,176	618,795

Pilot Corp.	4,600	175,631

Sato Holdings Corp.	12,038	294,328

Takara & Co. Ltd.(a)	4,100	66,291

Takeei Corp.*	5,900	97,831

Toppan Forms Co., Ltd.	25,900	238,398

Total Commercial Services & Supplies		3,753,340

Construction & Engineering – 6.4%

Asanuma Corp.(a)	6,100	251,490

Dai-Dan Co., Ltd.	10,900	259,177

Daiho Corp.	5,100	174,609

Fudo Tetra Corp.(a)	11,000	177,755

Hazama Ando Corp.	74,800	538,332

JDC Corp.	46,300	251,885

JGC Holdings Corp.	29,900	281,112

Kandenko Co., Ltd.	87,438	728,813

Kumagai Gumi Co., Ltd.	18,600	483,942

Kyudenko Corp.	20,490	681,317

Maeda Corp.*(a)	41,687	335,887

Maeda Road Construction Co., Ltd.*(a)	39,994	734,721

Meisei Industrial Co., Ltd.	23,000	153,780

Mirait Holdings Corp.	23,200	462,441

Nippon Densetsu Kogyo Co., Ltd.	12,100	205,616

Nippon Koei Co., Ltd.	4,700	151,436

Nishimatsu Construction Co., Ltd.(a)	24,007	747,697

Nittoc Construction Co., Ltd.	29,300	188,024

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Okumura Corp.	20,770	$558,458

Oriental Shiraishi Corp.*	73,200	175,168

Penta-Ocean Construction Co., Ltd.	127,593	872,538

Raito Kogyo Co., Ltd.	20,800	369,115

Raiznext Corp.	30,900	333,717

Sanki Engineering Co., Ltd.	64,200	853,315

Seikitokyu Kogyo Co., Ltd.	35,900	272,206

Shinnihon Corp.	14,200	108,942

SHO-BOND Holdings Co., Ltd.	11,600	515,671

Sumitomo Densetsu Co., Ltd.	14,400	300,842

Sumitomo Mitsui Construction Co., Ltd.	81,960	368,021

Taihei Dengyo Kaisha Ltd.	7,800	197,980

Taikisha Ltd.	16,765	505,617

Takamatsu Construction Group Co., Ltd.	15,000	271,701

Tekken Corp.	8,500	138,804

Toa Corp.(a)	10,600	234,183

Tobishima Corp.	14,500	144,903

Toda Corp.	117,649	829,843

Tokyu Construction Co., Ltd.(a)	48,900	344,919

Totetsu Kogyo Co., Ltd.	16,479	364,657

Toyo Construction Co., Ltd.	38,000	200,260

Wakachiku Construction Co., Ltd.	4,600	85,177

Yahagi Construction Co., Ltd.	26,300	189,516

Yokogawa Bridge Holdings Corp.	12,400	271,172

Yurtec Corp.	22,800	149,582

Total Construction & Engineering		15,464,341

Construction Materials – 0.6%

Asia Pile Holdings Corp.	35,800	154,655

Krosaki Harima Corp.	6,500	284,002

Shinagawa Refractories Co., Ltd.	7,800	276,137

Sumitomo Osaka Cement Co., Ltd.	16,640	466,054

Vertex Corp.	10,100	296,912

Total Construction Materials		1,477,760

Consumer Finance – 1.5%

AEON Financial Service Co., Ltd.	108,200	1,387,714

Credit Saison Co., Ltd.	79,300	1,049,041

Jaccs Co., Ltd.	20,200	553,090

Orient Corp.	472,300	702,683

Total Consumer Finance		3,692,528

Containers & Packaging – 0.8%

Fuji Seal International, Inc.	10,510	228,521

Hokkan Holdings Ltd.	7,900	102,312

Kohsoku Corp.	10,100	136,236

Pack Corp. (The)	4,500	125,230

Rengo Co., Ltd.	121,000	951,082

Tomoku Co., Ltd.(a)	8,100	140,838

Toyo Seikan Group Holdings Ltd.(a)	30,900	365,289

Total Containers & Packaging		2,049,508

Distributors – 0.2%

Arata Corp.	2,000	79,140

Doshisha Co., Ltd.	16,400	258,255

Happinet Corp.	14,200	191,539

Total Distributors		528,934

Diversified Consumer Services – 0.4%

Benesse Holdings, Inc.	23,100	523,179

Riso Kyoiku Co., Ltd.	37,500	147,883

Tokyo Individualized Educational Institute, Inc.	35,600	213,137

Total Diversified Consumer Services		884,199

Diversified Financial Services – 1.0%

eGuarantee, Inc.	4,500	100,305

Fuyo General Lease Co., Ltd.	11,200	775,944

Japan Investment Adviser Co., Ltd.	8,300	101,393

Japan Securities Finance Co., Ltd.(a)	50,600	393,644

Mizuho Leasing Co., Ltd.	14,600	476,307

NEC Capital Solutions Ltd.	10,400	197,980

Ricoh Leasing Co., Ltd.	10,200	339,619

Total Diversified Financial Services		2,385,192

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.	26,500	392,126

Asahi Net, Inc.	12,400	85,464

Internet Initiative Japan, Inc.	8,200	286,256

Total Diversified Telecommunication Services		763,846

Electric Utilities – 0.7%

Hokkaido Electric Power Co., Inc.	54,600	261,806

Hokuriku Electric Power Co.	69,000	372,906

Okinawa Electric Power Co., Inc. (The)	31,881	411,746

Shikoku Electric Power Co., Inc.	93,400	649,593

Total Electric Utilities		1,696,051

Electrical Equipment – 1.3%

Daihen Corp.	7,300	322,882

Denyo Co., Ltd.	7,900	152,229

Furukawa Electric Co., Ltd.	19,300	425,352

GS Yuasa Corp.	19,700	448,823

Idec Corp.	8,436	167,397

Mabuchi Motor Co., Ltd.	17,500	608,559

Nippon Carbon Co., Ltd.	5,900	221,564

Nissin Electric Co., Ltd.	27,065	332,324

Nitto Kogyo Corp.	16,900	265,977

Sanyo Denki Co., Ltd.	1,900	121,246

Tatsuta Electric Wire and Cable Co., Ltd.	33,800	162,676

Total Electrical Equipment		3,229,029

Electronic Equipment, Instruments & Components – 5.5%

Ai Holdings Corp.	16,900	359,433

Alps Alpine Co., Ltd.	31,700	346,051

Amano Corp.	25,635	660,778

Canon Electronics, Inc.	19,400	291,065

Canon Marketing Japan, Inc.	52,500	1,225,274

CONEXIO Corp.	24,600	344,168

Daiwabo Holdings Co., Ltd.	39,495	637,867

Dexerials Corp.	33,600	663,718

Elematec Corp.	16,754	171,181

ESPEC Corp.(a)	10,600	224,493

Hakuto Co., Ltd.	14,734	241,396

Horiba Ltd.	11,400	801,040

Innotech Corp.	13,800	170,931

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Iriso Electronics Co., Ltd.	2,300	$94,206

Japan Aviation Electronics Industry Ltd.	17,500	256,599

Kaga Electronics Co., Ltd.	16,700	452,767

Kyosan Electric Manufacturing Co., Ltd.	35,900	170,531

Macnica Fuji Electronics Holdings, Inc.	29,200	683,580

Marubun Corp.	16,500	114,313

Meiko Electronics Co., Ltd.	4,100	111,158

Nichicon Corp.(a)	26,100	248,427

Nippon Ceramic Co., Ltd.	10,600	292,135

Nippon Electric Glass Co., Ltd.	55,500	1,320,659

Nippon Signal Co., Ltd.	21,200	190,197

Nissha Co., Ltd.(a)	16,500	264,858

Nohmi Bosai Ltd.	16,491	305,950

Oki Electric Industry Co., Ltd.	48,400	424,679

Optex Group Co., Ltd.	7,900	108,401

Osaki Electric Co., Ltd.	27,500	136,791

Restar Holdings Corp.	18,100	302,059

Riken Keiki Co., Ltd.	6,700	183,751

Ryoden Corp.	13,661	214,266

Ryosan Co., Ltd.	10,200	211,268

Sanshin Electronics Co., Ltd.(a)	7,000	107,972

Siix Corp.	13,500	145,678

Tachibana Eletech Co., Ltd.	11,800	162,233

Tamura Corp.(a)	11,400	74,689

Tokyo Electron Device Ltd.(a)	5,600	370,405

Tsuzuki Denki Co., Ltd.	13,500	215,613

V Technology Co., Ltd.(a)	1,800	72,436

Total Electronic Equipment, Instruments & Components		13,373,016

Energy Equipment & Services – 0.1%

Toyo Kanetsu K.K.	7,700	181,570

Entertainment – 1.3%

Akatsuki, Inc.	4,000	115,079

Avex, Inc.(a)	29,699	398,205

COLOPL, Inc.	26,200	189,030

Daiichikosho Co., Ltd.	19,400	721,577

GungHo Online Entertainment, Inc.	11,949	219,757

Marvelous, Inc.	27,000	171,329

Toei Animation Co., Ltd.(a)	7,000	1,294,914

Total Entertainment		3,109,891

Food & Staples Retailing – 2.5%

Aeon Hokkaido Corp.	16,400	182,704

Ain Holdings, Inc.	4,400	275,259

Arcs Co., Ltd.	13,994	284,458

Axial Retailing, Inc.	6,500	221,084

Belc Co., Ltd.	4,100	215,335

Cawachi Ltd.	6,800	138,042

cocokara fine, Inc.(a)	3,800	283,701

Create SD Holdings Co., Ltd.	13,300	447,605

G-7 Holdings, Inc.	19,900	366,163

Heiwado Co., Ltd.(a)	7,763	151,607

Inageya Co., Ltd.(a)	10,100	124,377

JM Holdings Co., Ltd.	7,300	136,677

Kato Sangyo Co., Ltd.	11,716	348,619

Kusuri no Aoki Holdings Co., Ltd.(a)	1,400	96,491

Life Corp.	11,000	442,662

Maxvalu Tokai Co., Ltd.	10,600	246,629

Mitsubishi Shokuhin Co., Ltd.	8,400	219,759

Nihon Chouzai Co., Ltd.	10,700	164,276

Okuwa Co., Ltd.	14,300	152,004

Qol Holdings Co., Ltd.	13,200	180,062

Retail Partners Co., Ltd.(a)	11,000	122,447

San-A Co., Ltd.	4,200	150,571

United Super Markets Holdings, Inc.	23,400	230,907

Valor Holdings Co., Ltd.	18,491	400,728

Yaoko Co., Ltd.(a)	6,200	382,308

Yokohama Reito Co., Ltd.(a)	24,200	192,385

Total Food & Staples Retailing		6,156,860

Food Products – 2.9%

Ariake Japan Co., Ltd.	3,828	241,534

DyDo Group Holdings, Inc.(a)	3,900	199,238

Feed One Co., Ltd.	23,340	157,727

Fuji Oil Holdings, Inc.	24,700	580,669

Fujicco Co., Ltd.	10,400	180,456

Hokuto Corp.	16,791	296,015

Itoham Yonekyu Holdings, Inc.	116,800	766,279

J-Oil Mills, Inc.	8,500	140,327

Kakiyasu Honten Co., Ltd.	5,500	133,883

Kameda Seika Co., Ltd.(a)	2,200	87,645

Kotobuki Spirits Co., Ltd.	2,000	137,486

Kyokuyo Co., Ltd.	6,500	175,935

Marudai Food Co., Ltd.(a)	8,200	127,878

Maruha Nichiro Corp.	10,232	243,569

Megmilk Snow Brand Co., Ltd.	13,200	271,631

Mitsui DM Sugar Holdings Co., Ltd.	11,298	204,544

Morinaga & Co., Ltd.	11,087	409,894

Morinaga Milk Industry Co., Ltd.	10,082	632,525

Nippn Corp.	16,783	245,333

Nippon Suisan Kaisha Ltd.	69,800	407,258

Nisshin Oillio Group Ltd. (The)	10,100	275,187

Prima Meat Packers Ltd.	16,600	422,234

Riken Vitamin Co., Ltd.	14,700	247,690

S Foods, Inc.	6,400	176,957

Sakata Seed Corp.	4,400	138,418

Showa Sangyo Co., Ltd.(a)	10,100	252,919

Total Food Products		7,153,231

Gas Utilities – 0.4%

Nippon Gas Co., Ltd.	32,300	445,527

Saibu Gas Holdings Co., Ltd.(a)	11,400	252,982

Shizuoka Gas Co., Ltd.(a)	17,892	216,484

Total Gas Utilities		914,993

Health Care Equipment & Supplies – 1.4%

Eiken Chemical Co., Ltd.	7,970	150,364

Hogy Medical Co., Ltd.	8,300	237,674

Japan Lifeline Co., Ltd.	20,500	252,082

Jeol Ltd.	6,200	456,213

Mani, Inc.	10,300	196,999

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Menicon Co., Ltd.	7,700	$300,202

Nagaileben Co., Ltd.	10,126	237,960

Nakanishi, Inc.	17,500	398,857

Nihon Kohden Corp.	16,600	565,360

Nipro Corp.	19,300	201,000

Paramount Bed Holdings Co., Ltd.	12,442	248,784

Taiko Pharmaceutical Co., Ltd.(a)	10,100	82,737

Total Health Care Equipment & Supplies		3,328,232

Health Care Providers & Services – 1.3%

As One Corp.	2,800	410,056

BML, Inc.	8,000	304,011

FALCO HOLDINGS Co., Ltd.	1,600	27,031

France Bed Holdings Co., Ltd.	20,400	169,307

H.U. Group Holdings, Inc.(a)	19,800	538,588

Ship Healthcare Holdings, Inc.	25,214	651,734

Solasto Corp.	23,200	313,561

Toho Holdings Co., Ltd.	16,400	268,103

Tokai Corp.	6,800	133,715

Vital KSK Holdings, Inc.	23,600	168,579

WIN-Partners Co., Ltd.	13,500	118,696

Total Health Care Providers & Services		3,103,381

Hotels, Restaurants & Leisure – 1.5%

Food & Life Cos Ltd.	7,700	356,101

Hiday Hidaka Corp.	12,698	200,755

Ichibanya Co., Ltd.	10,136	414,252

KFC Holdings Japan Ltd.(a)	8,400	222,469

KOMEDA Holdings Co., Ltd.	16,900	336,107

Koshidaka Holdings Co., Ltd.(a)	33,800	205,390

Kyoritsu Maintenance Co., Ltd.(a)	5,600	219,081

MOS Food Services, Inc.(a)	6,300	184,920

Ohsho Food Service Corp.	5,800	318,136

Resorttrust, Inc.	22,608	446,588

Rock Field Co., Ltd.(a)	7,800	120,382

Saizeriya Co., Ltd.	7,300	190,785

St. Marc Holdings Co., Ltd.	14,500	212,480

Tokyotokeiba Co., Ltd.	5,342	210,664

Total Hotels, Restaurants & Leisure		3,638,110

Household Durables – 1.7%

ES-Con Japan Ltd.(a)	31,100	225,498

Eslead Corp.(a)	5,200	77,784

FJ Next Co., Ltd.(a)	22,700	212,402

Fuji Corp., Ltd.(a)	30,000	196,012

Hinokiya Group Co., Ltd.	11,600	242,241

Hoosiers Holdings(a)	39,500	240,027

Ki-Star Real Estate Co., Ltd.(a)	5,700	290,683

LEC, Inc.(a)	10,100	98,216

Pressance Corp.(a)	17,088	281,801

Sanei Architecture Planning Co., Ltd.	8,400	152,002

Sangetsu Corp.	26,600	362,137

Sumitomo Forestry Co., Ltd.	33,800	649,493

Tama Home Co., Ltd.(a)	17,300	420,813

Tamron Co., Ltd.	14,566	348,305

Toa Corp.	17,752	132,374

Zojirushi Corp.(a)	11,300	181,894

Total Household Durables		4,111,682

Household Products – 0.2%

Earth Corp.	4,800	292,969

ST Corp.	10,200	162,633

Total Household Products		455,602

Independent Power & Renewable Electricity Producers – 0.9%

Electric Power Development Co., Ltd.	100,200	1,452,148

eRex Co., Ltd.	10,200	227,449

West Holdings Corp.	10,847	483,655

Total Independent Power & Renewable Electricity Producers		2,163,252

Industrial Conglomerates – 0.4%

Nisshinbo Holdings, Inc.(a)	64,200	487,937

Noritsu Koki Co., Ltd.(a)	4,700	107,206

TOKAI Holdings Corp.	50,000	401,972

Total Industrial Conglomerates		997,115

Interactive Media & Services – 0.3%

Dip Corp.	18,300	698,705

MTI Ltd.	14,500	99,547

Total Interactive Media & Services		798,252

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	19,430	285,594

Belluna Co., Ltd.	23,084	176,686

Total Internet & Direct Marketing Retail		462,280

IT Services – 2.9%

Bell System24 Holdings, Inc.	18,400	275,402

Comture Corp.	4,000	111,495

Digital Garage, Inc.	3,900	179,314

DTS Corp.	17,182	396,383

Future Corp.	10,500	262,183

GMO GlobalSign Holdings K.K.(a)	600	23,876

GMO Internet, Inc.	11,272	289,541

ID Holdings Corp.(a)	14,850	123,245

Ines Corp.	12,200	167,733

Infocom Corp.(a)	7,700	164,800

Infomart Corp.	8,600	78,234

Information Services International-Dentsu Ltd.	14,200	536,438

Itfor, Inc.	17,800	137,837

JBCC Holdings, Inc.	11,600	167,177

Kanematsu Electronics Ltd.	14,600	510,330

Mitsubishi Research Institute, Inc.	7,200	284,257

NEC Networks & System Integration Corp.	35,737	676,465

NS Solutions Corp.	18,880	642,165

NSD Co., Ltd.	28,900	528,916

Relia, Inc.	30,200	317,767

SB Technology Corp.	3,900	106,260

TDC Soft, Inc.(a)	14,000	168,515

TechMatrix Corp.(a)	4,000	72,382

TKC Corp.	15,000	472,552

Transcosmos, Inc.	10,300	338,333

Uchida Yoko Co., Ltd.	1,700	83,343

Total IT Services		7,114,943

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Leisure Products – 1.1%

Furyu Corp.	16,600	$265,124

Heiwa Corp.	49,700	933,643

Mizuno Corp.	8,323	199,916

Sankyo Co., Ltd.	39,400	983,102

Tomy Co., Ltd.	26,900	275,088

Total Leisure Products		2,656,873

Machinery – 4.8%

Aichi Corp.	23,200	158,860

Aida Engineering Ltd.	29,600	279,884

Alinco, Inc.(a)	16,900	154,648

Bando Chemical Industries Ltd.	5,000	41,542

CKD Corp.	7,041	150,948

DMG Mori Co., Ltd.	29,700	561,658

Ebara Corp.	15,300	761,058

Fujitec Co., Ltd.	24,161	565,399

Furukawa Co., Ltd.	21,200	233,138

Giken Ltd.	6,800	301,985

Glory Ltd.	17,200	385,391

Hitachi Zosen Corp.	63,500	490,016

Japan Steel Works Ltd. (The)	10,204	266,772

Juki Corp.	11,800	88,414

Kito Corp.	2,300	37,270

Kitz Corp.	29,589	209,238

Kyokuto Kaihatsu Kogyo Co., Ltd.	12,580	184,796

Meidensha Corp.	12,700	281,716

METAWATER Co., Ltd.	11,400	192,903

Mitsubishi Logisnext Co., Ltd.	16,400	170,357

Mitsuboshi Belting Ltd.	10,346	193,706

Morita Holdings Corp.	12,505	170,469

Nachi-Fujikoshi Corp.	5,800	238,342

Nikkiso Co., Ltd.	16,400	142,430

Nikko Co., Ltd.	25,700	153,405

Nippon Thompson Co., Ltd.	6,800	34,069

Nitta Corp.	10,100	248,664

Noritake Co., Ltd.	5,000	224,961

Obara Group, Inc.(a)	5,479	191,513

Oiles Corp.	12,600	185,993

OKUMA Corp.	4,570	222,817

Organo Corp.	1,600	98,517

OSG Corp.	22,800	394,185

Shibaura Machine Co., Ltd.	16,361	404,278

Shibuya Corp.	5,000	138,024

Shinmaywa Industries Ltd.	35,385	296,527

Shinwa Co., Ltd.	10,300	224,878

Sodick Co., Ltd.(a)	18,800	154,174

Star Micronics Co., Ltd.	17,034	237,705

Sumitomo Heavy Industries Ltd.	20,500	540,359

Takeuchi Manufacturing Co., Ltd.	7,800	182,390

Takuma Co., Ltd.	14,300	200,578

Technoflex Corp.	7,100	64,398

Teikoku Electric Manufacturing Co., Ltd.	14,300	181,353

Tocalo Co., Ltd.	14,200	173,213

Tsubakimoto Chain Co.	12,845	401,208

Tsugami Corp.	8,100	123,705

Union Tool Co.	4,000	141,430

YAMABIKO Corp.	11,600	129,022

Total Machinery		11,608,306

Marine – 2.3%

Iino Kaiun Kaisha Ltd.	63,400	298,319

Mitsui OSK Lines Ltd.(a)	19,900	1,348,367

Nippon Yusen K.K.(a)	44,300	3,355,008

NS United Kaiun Kaisha Ltd.	14,100	520,022

Total Marine		5,521,716

Media – 1.1%

FAN Communications, Inc.	39,200	159,154

Intage Holdings, Inc.	25,100	368,261

Kadokawa Corp.	12,100	673,457

Proto Corp.	11,800	162,657

SKY Perfect JSAT Holdings, Inc.	127,000	488,308

Tv Tokyo Holdings Corp.	6,200	123,750

ValueCommerce Co., Ltd.	5,800	248,219

Wowow, Inc.	14,000	305,785

Zenrin Co., Ltd.	17,080	165,021

Total Media		2,694,612

Metals & Mining – 2.7%

Asahi Holdings, Inc.	56,900	1,035,241

Daido Steel Co., Ltd.	10,200	435,608

Daiki Aluminium Industry Co., Ltd.	33,800	502,872

Dowa Holdings Co., Ltd.	19,700	780,408

Godo Steel Ltd.	23,400	314,587

Kurimoto Ltd.	9,600	141,193

Kyoei Steel Ltd.	30,014	372,838

Maruichi Steel Tube Ltd.	31,500	732,906

Mitsubishi Materials Corp.	29,200	573,663

Mitsui Mining & Smelting Co., Ltd.	14,600	410,226

Toho Titanium Co., Ltd.	23,400	252,298

Tokyo Steel Manufacturing Co., Ltd.(a)	60,700	627,809

Tokyo Tekko Co., Ltd.(a)	6,900	98,700

UACJ Corp.*	6,663	175,331

Total Metals & Mining		6,453,680

Multiline Retail – 0.6%

Izumi Co., Ltd.	17,700	591,718

MrMax Holdings Ltd.(a)	18,100	110,798

Takashimaya Co., Ltd.	58,800	659,277

Total Multiline Retail		1,361,793

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co., Ltd.	48,100	1,095,425

Itochu Enex Co., Ltd.(a)	67,781	611,745

Iwatani Corp.	12,733	749,772

Sala Corp.	30,700	177,473

San-Ai Oil Co., Ltd.	22,616	301,209

Sinanen Holdings Co., Ltd.	5,800	189,218

Total Oil, Gas & Consumable Fuels		3,124,842

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Paper & Forest Products – 0.7%

Daiken Corp.	10,800	$227,470

Daio Paper Corp.	25,378	476,968

Hokuetsu Corp.(a)	77,132	475,616

Nippon Paper Industries Co., Ltd.	42,000	447,950

Total Paper & Forest Products		1,628,004

Personal Products – 0.5%

Kitanotatsujin Corp.	300	1,258

Mandom Corp.	14,206	204,480

Milbon Co., Ltd.	4,100	251,714

Noevir Holdings Co., Ltd.	13,400	640,126

Shinnihonseiyaku Co., Ltd.(a)	4,300	72,723

Total Personal Products		1,170,301

Pharmaceuticals – 2.0%

Fuji Pharma Co., Ltd.	11,600	121,640

Kaken Pharmaceutical Co., Ltd.	27,100	1,116,061

KYORIN Holdings, Inc.	42,085	671,776

Mochida Pharmaceutical Co., Ltd.	10,822	331,716

Nichi-iko Pharmaceutical Co., Ltd.(a)	22,600	182,097

Sawai Group Holdings Co., Ltd.	18,424	858,658

Seikagaku Corp.	18,900	179,895

Towa Pharmaceutical Co., Ltd.	13,200	375,030

Tsumura & Co.	26,000	834,237

ZERIA Pharmaceutical Co., Ltd.	16,700	308,181

Total Pharmaceuticals		4,979,291

Professional Services – 2.4%

Altech Corp.	13,660	252,448

BayCurrent Consulting, Inc.	1,100	559,982

BeNext-Yumeshin Group Co.	34,492	404,970

en Japan, Inc.	14,600	531,920

Forum Engineering, Inc.(a)	16,800	141,236

FULLCAST Holdings Co., Ltd.	8,400	171,426

Funai Soken Holdings, Inc.(a)	10,710	291,807

IR Japan Holdings Ltd.(a)	1,300	144,127

JAC Recruitment Co., Ltd.	23,500	462,312

Meitec Corp.	13,300	737,863

Nisso Corp.(a)	13,100	85,240

Nomura Co., Ltd.	52,300	473,431

Outsourcing, Inc.	26,000	471,880

SMS Co., Ltd.	3,900	142,787

Tanseisha Co., Ltd.	31,900	253,027

TechnoPro Holdings, Inc.	21,600	655,308

Weathernews, Inc.	1,500	88,595

Total Professional Services		5,868,359

Real Estate Management & Development – 2.6%

Aoyama Zaisan Networks Co., Ltd.	21,100	194,595

Daibiru Corp.(a)	23,700	350,907

Goldcrest Co., Ltd.	22,800	345,959

Grandy House Corp.	19,300	85,278

Heiwa Real Estate Co., Ltd.	13,668	474,690

Ichigo, Inc.	133,800	443,701

Katitas Co., Ltd.	12,100	429,993

Keihanshin Building Co., Ltd.	14,200	179,703

Nippon Commercial Development Co., Ltd.(a)	12,000	187,569

Raysum Co., Ltd.(a)	23,600	161,810

SAMTY Co., Ltd.	20,900	440,010

Shinoken Group Co., Ltd.	29,500	307,493

Starts Corp., Inc.	20,000	477,706

Sun Frontier Fudousan Co., Ltd.	29,900	300,139

Takara Leben Co., Ltd.	87,400	253,015

TOC Co., Ltd.	22,800	134,869

Tokyo Tatemono Co., Ltd.	85,300	1,356,237

Tosei Corp.	23,400	252,928

Total Real Estate Management & Development		6,376,602

Road & Rail – 1.4%

Fukuyama Transporting Co., Ltd.	4,711	206,047

Hamakyorex Co., Ltd.	6,600	199,642

Maruzen Showa Unyu Co., Ltd.	6,700	215,577

Nikkon Holdings Co., Ltd.	20,660	428,661

Nishi-Nippon Railroad Co., Ltd.(a)	10,300	262,358

Sakai Moving Service Co., Ltd.	4,400	191,656

Sankyu, Inc.	13,800	640,681

Seino Holdings Co., Ltd.	73,900	900,113

Senko Group Holdings Co., Ltd.	52,556	483,755

Total Road & Rail		3,528,490

Semiconductors & Semiconductor Equipment – 1.4%

Ferrotec Holdings Corp.	11,700	334,510

Japan Material Co., Ltd.(a)	18,900	221,058

Mimasu Semiconductor Industry Co., Ltd.	8,427	185,420

Optorun Co., Ltd.	16,400	343,801

Rorze Corp.	500	36,030

SCREEN Holdings Co., Ltd.	4,000	344,522

Shibaura Mechatronics Corp.(a)	500	30,293

Shinko Electric Industries Co., Ltd.(a)	18,453	618,546

Tokyo Seimitsu Co., Ltd.	10,100	417,759

Ulvac, Inc.	11,300	649,187

Yamaichi Electronics Co., Ltd.(a)	14,600	217,217

Total Semiconductors & Semiconductor Equipment		3,398,343

Software – 0.7%

Broadleaf Co., Ltd.	27,500	141,474

Computer Engineering & Consulting Ltd.	11,600	137,339

Cresco Ltd.	1,900	34,518

Cybernet Systems Co., Ltd.	17,700	102,480

Digital Arts, Inc.	1,300	105,561

Fuji Soft, Inc.	2,100	110,482

Fukui Computer Holdings, Inc.	2,200	85,377

Miroku Jyoho Service Co., Ltd.	7,400	112,749

SRA Holdings	13,200	348,175

Systena Corp.	20,500	415,604

UNITED, Inc.	10,100	150,267

Total Software		1,744,026

Specialty Retail – 3.0%

Adastria Co., Ltd.	12,300	226,543

Alleanza Holdings Co., Ltd.(a)	11,800	150,283

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

Investments	Shares	Value

Alpen Co., Ltd.	8,000	$222,989

Arcland Sakamoto Co., Ltd.(a)	11,116	173,951

Autobacs Seven Co., Ltd.(a)	39,000	519,767

Bic Camera, Inc.	33,800	322,626

Chiyoda Co., Ltd.	33,791	257,729

DCM Holdings Co., Ltd.	51,845	503,232

EDION Corp.(a)	54,339	513,317

Geo Holdings Corp.	7,600	85,894

Honeys Holdings Co., Ltd.	16,600	164,698

Joshin Denki Co., Ltd.	4,300	97,427

Joyful Honda Co., Ltd.	32,600	453,464

Keiyo Co., Ltd.(a)	22,600	164,271

Kohnan Shoji Co., Ltd.	10,200	337,334

Kojima Co., Ltd.(a)	22,800	138,138

Komeri Co., Ltd.	12,537	303,719

Nafco Co., Ltd.(a)	7,800	129,959

Nojima Corp.	11,400	294,566

PAL GROUP Holdings Co., Ltd.	23,300	389,256

PC Depot Corp.(a)	23,000	96,679

T-Gaia Corp.	23,900	425,627

VT Holdings Co., Ltd.	76,400	377,977

World Co., Ltd.*(a)	16,600	222,871

Xebio Holdings Co., Ltd.	31,000	315,626

Yellow Hat Ltd.	17,000	297,719

Total Specialty Retail		7,185,662

Technology Hardware, Storage & Peripherals – 0.5%

Eizo Corp.	7,200	275,868

Elecom Co., Ltd.	20,300	326,219

MCJ Co., Ltd.	39,900	430,201

Wacom Co., Ltd.	29,111	186,290

Total Technology Hardware, Storage & Peripherals		1,218,578

Textiles, Apparel & Luxury Goods – 1.7%

Asics Corp.	28,900	663,606

Baroque Japan Ltd.	29,000	232,104

Fujibo Holdings, Inc.	5,500	209,500

Gunze Ltd.	6,583	257,833

Japan Wool Textile Co., Ltd. (The)	37,925	345,684

Kurabo Industries Ltd.	10,076	186,033

Onward Holdings Co., Ltd.	202,033	655,487

Seiko Holdings Corp.	28,900	586,159

Seiren Co., Ltd.	17,211	324,398

Wacoal Holdings Corp.	16,700	355,179

Yondoshi Holdings, Inc.	13,000	213,453

Total Textiles, Apparel & Luxury Goods		4,029,436

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.	11,100	129,927

Trading Companies & Distributors – 3.1%

Advan Group Co., Ltd.	5,700	50,014

Alconix Corp.	12,000	174,233

Gecoss Corp.	20,300	160,471

Hanwa Co., Ltd.	10,222	318,364

Inaba Denki Sangyo Co., Ltd.	18,588	454,808

Inabata & Co., Ltd.	22,841	354,565

Kamei Corp.	11,800	133,150

Kanamoto Co., Ltd.	10,128	238,188

Kanematsu Corp.	51,600	643,295

Nagase & Co., Ltd.	50,904	863,190

Nichiden Corp.	6,400	136,518

Nippon Steel Trading Corp.	13,600	616,769

Nishio Rent All Co., Ltd.	10,100	266,859

Onoken Co., Ltd.	16,800	251,304

Sojitz Corp.	123,560	2,037,646

Trusco Nakayama Corp.	7,200	187,526

Wakita & Co., Ltd.	14,100	137,240

Yamazen Corp.	21,106	203,730

Yuasa Trading Co., Ltd.	11,400	309,586

Total Trading Companies & Distributors		7,537,456

Transportation Infrastructure – 0.5%

Kamigumi Co., Ltd.	26,400	557,222

Mitsubishi Logistics Corp.	14,900	443,361

Nissin Corp.	10,400	154,264

Total Transportation Infrastructure		1,154,847

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	12,800	625,230
TOTAL COMMON STOCKS (Cost: $249,613,121)		240,306,605

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $327,748)	5,139	324,579

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.6%

United States – 5.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $13,627,780)	13,627,780	13,627,780

TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $263,568,649)		254,258,964

Other Assets less Liabilities – (4.7)%		(11,440,893)

NET ASSETS – 100.0%		$242,818,071
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2021 (See Note 2). At September 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,231,547 and the total market value of the collateral held by the Fund was $22,380,860. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,753,080.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2021.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2021	Dividend Income
WisdomTree Japan Hedged Equity Fund	$572,793	$882,461	$1,124,833	$21,937	$(27,779)	$324,579	$4,980

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	10/1/2021	61,278	USD	6,862,924	JPY	$—	$(231)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Banks	$15,029,649	$580,925	$—	$15,610,574
Commercial Services & Supplies	3,655,509	97,831	—	3,753,340
Construction & Engineering	14,393,733	1,070,608	—	15,464,341
Food & Staples Retailing	5,873,159	283,701	—	6,156,860
Other	199,321,490	—	—	199,321,490
Exchange-Traded Fund	324,579	—	—	324,579
Investment of Cash Collateral for Securities Loaned	—	13,627,780	—	13,627,780
Total Investments in Securities	$238,598,119	$15,660,845	$—	$254,258,964
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(231)	$—	$(231)
Total – Net	$238,598,119	$15,660,614	$—	$254,258,733
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

74	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2021

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$52,105,969	$273,192,898	$136,163,504	$511,215,612	$168,497,917

Investment in affiliates, at cost (Note 3)	—	195,069	442,868	310,406	342,720

Foreign currency, at cost	3,497	63,372	2,711	999,329	539,058
Investments in securities, at value[1,2] (Note 2)	59,457,355	336,223,891	142,380,232	615,297,307	176,905,323

Investment in affiliates, at value (Note 3)	—	188,084	476,233	293,290	347,833

Cash	27,360	20,560	439,910	55,995	5,794

Foreign currency, at value	3,451	63,270	2,693	999,121	538,849

Unrealized appreciation on foreign currency contracts	25	—	—	271	711

Receivables:

Investment securities sold	—	—	—	—	16,815

Capital shares sold	3,226,268	—	—	—	—

Dividends	99,578	351,837	498,779	2,183,077	811,623

Securities lending income	1,207	16,132	7,844	68,323	3,102

Foreign tax reclaims	149,942	1,273,767	154,222	1,568,100	323,660
Total Assets	62,965,186	338,137,541	143,959,913	620,465,484	178,953,710
LIABILITIES:

Unrealized depreciation on foreign currency contracts	8	—	—	—	1

Payables:

Cash collateral received for securities loaned (Note 2)	232,363	5,703,323	4,013,616	13,656,524	5,142,151

Investment securities purchased	3,234,034	—	329,165	—	201,808

Advisory fees (Note 3)	27,523	166,869	69,452	247,674	85,538

Service fees (Note 2)	209	1,268	526	2,274	651
Total Liabilities	3,494,137	5,871,460	4,412,759	13,906,472	5,430,149
NET ASSETS	$59,471,049	$332,266,081	$139,547,154	$606,559,012	$173,523,561
NET ASSETS:

Paid-in capital	$59,444,350	$574,216,687	$182,807,727	$661,020,821	$244,601,490

Total distributable earnings (loss)	26,699	(241,950,606)	(43,260,573)	(54,461,809)	(71,077,929)
NET ASSETS	$59,471,049	$332,266,081	$139,547,154	$606,559,012	$173,523,561
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,850,000	4,600,000	3,400,000	11,450,000	4,550,000
Net asset value per share	$32.15	$72.23	$41.04	$52.97	$38.14
[1] Includes market value of securities out on loan of:	$389,274	$10,255,496	$7,434,637	$25,569,900	$9,361,226
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	75

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2021

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$300,727,823	$133,616,807	$33,514,123	$274,204,513	$1,226,384,905

Investment in affiliates, at cost (Note 3)	—	—	—	—	2,683,085

Foreign currency, at cost	808,836	140,164	29,149	31,376	420,316
Investments in securities, at value[1,2] (Note 2)	360,008,751	149,044,973	36,552,493	304,711,669	1,483,552,125

Investment in affiliates, at value (Note 3)	—	—	—	—	2,727,408

Cash	17,997	29,050	12,819	290,175	402,081

Foreign currency, at value	808,818	140,409	29,178	31,388	419,121

Unrealized appreciation on foreign currency contracts	1,089	—	368,732	—	124

Receivables:

Investment securities sold	—	—	—	—	5,123,525

Dividends	1,196,143	540,880	118,087	896,702	6,123,018

Securities lending income	49,397	2,475	—	2,455	92,368

Foreign tax reclaims	1,019,031	185,155	48,904	236,002	2,575,811
Total Assets	363,101,226	149,942,942	37,130,213	306,168,391	1,501,015,581
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	362	1,452	—	693

Payables:

Cash collateral received for securities loaned (Note 2)	4,998,588	5,368,137	655,214	4,298,664	34,192,881

Investment securities purchased	—	—	—	—	179,238

Advisory fees (Note 3)	143,712	71,700	11,763	102,499	720,696

Service fees (Note 2)	1,318	544	136	1,075	5,479
Total Liabilities	5,143,618	5,440,743	668,565	4,402,238	35,098,987
NET ASSETS	$357,957,608	$144,502,199	$36,461,648	$301,766,153	$1,465,916,594
NET ASSETS:

Paid-in capital	$404,583,958	$163,914,924	$35,671,065	$276,715,110	$1,411,270,643

Total distributable earnings (loss)	(46,626,350)	(19,412,725)	790,583	25,051,043	54,645,951
NET ASSETS	$357,957,608	$144,502,199	$36,461,648	$301,766,153	$1,465,916,594
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,500,000	2,150,000	1,400,000	7,900,000	19,650,000
Net asset value per share	$47.73	$67.21	$26.04	$38.20	$74.60
[1] Includes market value of securities out on loan of:	$11,585,938	$12,143,418	$1,295,481	$14,164,432	$93,755,533
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

76	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2021

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$263,240,901

Investment in affiliates, at cost (Note 3)	327,748

Foreign currency, at cost	63,995

Investments in securities, at value[1,2] (Note 2)	253,934,385

Investment in affiliates, at value (Note 3)	324,579

Cash	64,261

Foreign currency, at value	63,608

Receivables:

Capital shares sold	11,591,315

Dividends	2,130,146

Securities lending income	7,088
Total Assets	268,115,382
LIABILITIES:

Unrealized depreciation on foreign currency contracts	231

Payables:

Cash collateral received for securities loaned (Note 2)	13,627,780

Investment securities purchased	11,554,989

Advisory fees (Note 3)	113,449

Service fees (Note 2)	862
Total Liabilities	25,297,311
NET ASSETS	$242,818,071
NET ASSETS:

Paid-in capital	$346,228,140

Total distributable earnings (loss)	(103,410,069)
NET ASSETS	$242,818,071
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,150,000
Net asset value per share	$77.09
[1] Includes market value of securities out on loan of:	$21,231,547
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,340,973	$6,865,018	$5,503,492	$14,299,731	$5,548,219

Dividends from affiliates (Note 3)	—	26,803	22,256	37,930	19,906

Non-cash dividends	66,103	28,958	78,585	570,450	208,665

Other income (Note 6)	—	94,468	1,547	18,694	4,653

Securities lending income, net (Note 2)	4,931	167,453	51,142	157,301	31,969
Total investment income	1,412,007	7,182,700	5,657,022	15,084,106	5,813,412
EXPENSES:

Advisory fees (Note 3)	160,626	988,673	430,926	1,492,026	532,830

Service fees (Note 2)	1,218	7,500	3,269	13,678	4,043

Other fees (Note 6)	—	28,625	471	5,137	1,424
Total expenses	161,844	1,024,798	434,666	1,510,841	538,297
Expense waivers (Note 3)	—	(659)	(450)	(888)	(571)
Net expenses	161,844	1,024,139	434,216	1,509,953	537,726
Net investment income	1,250,163	6,158,561	5,222,806	13,574,153	5,275,686
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	3,288	2,137,694	(1,260,798)	(62,755)	(104,333)

Investment transactions in affiliates (Note 3)	—	8,554	(7,192)	(71,080)	(21,457)

In-kind redemptions	—	—	—	5,211,274	1,610,765

Futures contracts	—	(23,219)	—	—	—

Foreign currency contracts	2,461	(16,997)	7,340	(10,593)	(2,154)

Foreign currency related transactions	(4,716)	(18,536)	(19,978)	44,787	(3,906)
Net realized gain (loss)	1,033	2,087,496	(1,280,628)	5,111,633	1,478,915
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,042,722	9,738,459	(3,367,901)	(842,790)	(6,277,448)

Investment transactions in affiliates (Note 3)	—	(42,010)	(16,104)	(10,045)	1,311

Foreign currency contracts	17	627	92	550	866

Translation of assets and liabilities denominated in foreign currencies	(1,285)	(33,729)	(4,265)	(49,359)	(19,167)
Net increase (decrease) in unrealized appreciation/depreciation	1,041,454	9,663,347	(3,388,178)	(901,644)	(6,294,438)
Net realized and unrealized gain (loss) on investments	1,042,487	11,750,843	(4,668,806)	4,209,989	(4,815,523)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,292,650	$17,909,404	$554,000	$17,784,142	$460,163
[1] Net of foreign withholding tax of:	$130,976	$870,991	$314,898	$1,219,512	$414,577

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2021

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$8,304,158	$4,097,883	$627,509	$5,225,323	$29,716,302

Dividends from affiliates (Note 3)	25,685	—	—	—	62,433

Non-cash dividends	239,418	275,375	180,503	5,752	245,830

Other income (Note 6)	1,118	—	—	—	125,984

Securities lending income, net (Note 2)	82,235	32,598	3,966	12,906	620,780
Total investment income	8,652,614	4,405,856	811,978	5,243,981	30,771,329
EXPENSES:

Advisory fees (Note 3)	874,619	433,160	72,143	529,110	4,287,508

Service fees (Note 2)	8,017	3,285	835	5,543	32,525

Other fees (Note 6)	333	—	—	—	37,399
Total expenses	882,969	436,445	72,978	534,653	4,357,432
Expense waivers (Note 3)	(893)	—	—	—	(7,013)
Net expenses	882,076	436,445	72,978	534,653	4,350,419
Net investment income	7,770,538	3,969,411	739,000	4,709,328	26,420,910
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(224,820)	(677,914)	926,138	(102,859)	6,186,032

Investment transactions in affiliates (Note 3)	(12,413)	—	—	—	267,979

In-kind redemptions	2,424,295	—	445,286	—	—

Foreign currency contracts	(16,649)	(12,448)	387,476	1,035	(17,598)

Foreign currency related transactions	9,740	5,162	(1,436)	(61,285)	(104,161)
Net realized gain (loss)	2,180,153	(685,200)	1,757,464	(163,109)	6,332,252
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	674,938	1,021,979	(701,845)	1,807,224	45,051,361

Investment transactions in affiliates (Note 3)	—	—	—	—	(227,305)

Foreign currency contracts	1,089	(362)	20,403	—	(2,344)

Translation of assets and liabilities denominated in foreign currencies	(17,073)	(4,840)	(669)	9,813	(112,057)

Net increase (decrease) in unrealized appreciation/depreciation	658,954	1,016,777	(682,111)	1,817,037	44,709,655
Net realized and unrealized gain on investments	2,839,107	331,577	1,075,353	1,653,928	51,041,907
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,609,645	$4,300,988	$1,814,353	$6,363,256	$77,462,817
[1] Net of foreign withholding tax of:	$711,134	$329,039	$55,788	$188,384	$2,981,530

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2021

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$2,688,706

Dividends from affiliates (Note 3)	4,980

Securities lending income, net (Note 2)	25,846
Total investment income	2,719,532
EXPENSES:

Advisory fees (Note 3)	633,410

Service fees (Note 2)	4,806
Total expenses	638,216

Expense waivers (Note 3)	(212)
Net expenses	638,004
Net investment income	2,081,528
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(368,099)

Investment transactions in affiliates (Note 3)	21,937

In-kind redemptions	1,099,397

Foreign currency contracts	5,138

Foreign currency related transactions	(7,490)
Net realized gain	750,883
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	3,353,738

Investment transactions in affiliates (Note 3)	(27,779)

Foreign currency contracts	(231)

Translation of assets and liabilities denominated in foreign currencies	13,197
Net increase in unrealized appreciation/depreciation	3,338,925
Net realized and unrealized gain on investments	4,089,808
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,171,336
[1] Net of foreign withholding tax of:	$298,753

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,250,163	$820,555	$6,158,561	$7,372,415	$5,222,806	$5,424,734

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,033	(239,556)	2,087,496	(53,060,466)	(1,280,628)	(18,254,097)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,041,454	10,913,286	9,663,347	213,654,157	(3,388,178)	54,197,622
Net increase in net assets resulting from operations	2,292,650	11,494,285	17,909,404	167,966,106	554,000	41,368,259
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,282,750)	(828,773)	(7,028,750)	(7,149,556)	(5,355,000)	(5,359,954)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,605,017	13,027,760	11,158,363	—	—	10,968,590

Cost of shares redeemed	—	(2,287,610)	—	(170,820,367)	—	(8,689,913)
Net increase (decrease) in net assets resulting from capital share transactions	11,605,017	10,740,150	11,158,363	(170,820,367)	—	2,278,677
Net Increase (Decrease) in Net Assets	12,614,917	21,405,662	22,039,017	(10,003,817)	(4,801,000)	38,286,982
NET ASSETS:

Beginning of period	$46,856,132	$25,450,470	$310,227,064	$320,230,881	$144,348,154	$106,061,172

End of period	$59,471,049	$46,856,132	$332,266,081	$310,227,064	$139,547,154	$144,348,154
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,500,000	1,150,000	4,450,000	7,800,000	3,400,000	3,350,000

Shares created	350,000	450,000	150,000	—	—	300,000

Shares redeemed	—	(100,000)	—	(3,350,000)	—	(250,000)
Shares outstanding, end of period	1,850,000	1,500,000	4,600,000	4,450,000	3,400,000	3,400,000

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$13,574,153	$18,365,088	$5,275,686	$7,741,073	$7,770,538	$11,482,700

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	5,111,633	(51,932,857)	1,478,915	(33,380,026)	2,180,153	(45,575,900)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(901,644)	218,558,249	(6,294,438)	82,656,425	658,954	131,333,175
Net increase in net assets resulting from operations	17,784,142	184,990,480	460,163	57,017,472	10,609,645	97,239,975
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(14,128,250)	(18,281,531)	(5,472,750)	(7,456,513)	(7,994,000)	(11,449,209)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	16,422,974	4,792,891	1,993,946	7,623,205	9,836,800	—

Cost of shares redeemed	(16,144,612)	(149,786,802)	(6,142,830)	(48,734,895)	(7,211,803)	(60,695,563)
Net increase (decrease) in net assets resulting from capital share transactions	278,362	(144,993,911)	(4,148,884)	(41,111,690)	2,624,997	(60,695,563)
Net Increase (Decrease) in Net Assets	3,934,254	21,715,038	(9,161,471)	8,449,269	5,240,642	25,095,203
NET ASSETS:

Beginning of period	$602,624,758	$580,909,720	$182,685,032	$174,235,763	$352,716,966	$327,621,763

End of period	$606,559,012	$602,624,758	$173,523,561	$182,685,032	$357,957,608	$352,716,966
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	11,450,000	14,650,000	4,650,000	5,900,000	7,450,000	8,900,000

Shares created	300,000	100,000	50,000	200,000	200,000	—

Shares redeemed	(300,000)	(3,300,000)	(150,000)	(1,450,000)	(150,000)	(1,450,000)
Shares outstanding, end of period	11,450,000	11,450,000	4,550,000	4,650,000	7,500,000	7,450,000

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,969,411	$4,207,045	$739,000	$1,047,145	$4,709,328	$3,807,514

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(685,200)	246,722	1,757,464	2,213,654	(163,109)	5,706,481

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,016,777	57,471,320	(682,111)	5,685,459	1,817,037	38,714,663
Net increase in net assets resulting from operations	4,300,988	61,925,087	1,814,353	8,946,258	6,363,256	48,228,658
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,203,250)	(4,319,792)	(847,000)	(1,004,586)	(4,603,750)	(3,650,231)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	13,784,134	109,699,448	97,332,082

Cost of shares redeemed	—	(82,613,821)	(2,644,021)	(16,995,212)	—	(20,154,625)
Net increase (decrease) in net assets resulting from capital share transactions	—	(82,613,821)	(2,644,021)	(3,211,078)	109,699,448	77,177,457
Net Increase (Decrease) in Net Assets	97,738	(25,008,526)	(1,676,668)	4,730,594	111,458,954	121,755,884
NET ASSETS:

Beginning of period	$144,404,461	$169,412,987	$38,138,316	$33,407,722	$190,307,199	$68,551,315

End of period	$144,502,199	$144,404,461	$36,461,648	$38,138,316	$301,766,153	$190,307,199
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,150,000	3,600,000	1,500,000	1,600,000	5,150,000	2,650,000

Shares created	—	—	—	600,000	2,750,000	3,100,000

Shares redeemed	—	(1,450,000)	(100,000)	(700,000)	—	(600,000)
Shares outstanding, end of period	2,150,000	2,150,000	1,400,000	1,500,000	7,900,000	5,150,000

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$26,420,910	$33,397,978	$2,081,528	$3,791,440

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	6,332,252	(40,625,800)	750,883	(840,712)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	44,709,655	562,247,872	3,338,925	60,817,334
Net increase in net assets resulting from operations	77,462,817	555,020,050	6,171,336	63,768,062
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(30,318,250)	(35,298,828)	(2,168,250)	(5,773,349)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	15,253,665	—	56,149,122	7,761,522

Cost of shares redeemed	—	(277,642,196)	(7,474,717)	(113,118,986)
Net increase (decrease) in net assets resulting from capital share transactions	15,253,665	(277,642,196)	48,674,405	(105,357,464)
Net Increase (Decrease) in Net Assets	62,398,232	242,079,026	52,677,491	(47,362,751)
NET ASSETS:

Beginning of period	$1,403,518,362	$1,161,439,336	$190,140,580	$237,503,331

End of period	$1,465,916,594	$1,403,518,362	$242,818,071	$190,140,580
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	19,450,000	24,050,000	2,500,000	4,050,000

Shares created	200,000	—	750,000	100,000

Shares redeemed	—	(4,600,000)	(100,000)	(1,650,000)
Shares outstanding, end of period	19,650,000	19,450,000	3,150,000	2,500,000

See Notes to Financial Statements.

84	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$31.24	$22.13	$25.06	$26.24	$23.17	$22.32
Investment operations:

Net investment income[1]	0.77	0.66	0.62	0.61	0.53	0.48

Net realized and unrealized gain (loss)	0.91	9.10	(2.93)	(1.05)	2.94	0.88
Total from investment operations	1.68	9.76	(2.31)	(0.44)	3.47	1.36
Dividends to shareholders:

Net investment income	(0.77)	(0.65)	(0.62)	(0.74)	(0.40)	(0.51)
Net asset value, end of period	$32.15	$31.24	$22.13	$25.06	$26.24	$23.17

TOTAL RETURN[2]	5.28%	44.43%	(9.46)%	(1.62)%	15.03%	6.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$59,471	$46,856	$25,450	$41,342	$72,163	$17,377

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	4.51%[3]	2.37%	2.42%	2.41%	2.02%	2.19%
Portfolio turnover rate[4]	2%	61%	43%	42%	18%	35%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$69.71	$41.06	$58.54	$69.55	$59.16	$57.01
Investment operations:

Net investment income[1]	1.36	1.31	2.43	2.57	1.88	2.04

Net realized and unrealized gain (loss)	2.70	28.62	(17.41)	(10.87)	10.39	2.32
Total from investment operations	4.06	29.93	(14.98)	(8.30)	12.27	4.36
Dividends to shareholders:

Net investment income	(1.54)	(1.28)	(2.50)	(2.71)	(1.88)	(2.21)
Net asset value, end of period	$72.23	$69.71	$41.06	$58.54	$69.55	$59.16

TOTAL RETURN[2]	5.79%	73.76%	(26.54)%	(12.19)%	20.94%	7.97%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$332,266	$310,227	$320,231	$667,402	$1,224,082	$774,999

Ratios to average net assets[5] of:

Expenses[6]	0.59%[3,7]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	3.61%[3]	2.39%	4.15%	4.06%	2.76%	3.68%
Portfolio turnover rate[4]	3%	92%	50%	52%	33%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	85

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$42.46	$31.66	$41.19	$43.18	$39.72	$38.41
Investment operations:

Net investment income[1]	1.54	1.64	1.69	1.74	1.58	1.48

Net realized and unrealized gain (loss)	(1.38)	10.78	(9.52)	(1.98)	3.45	1.34
Total from investment operations	0.16	12.42	(7.83)	(0.24)	5.03	2.82
Dividends to shareholders:

Net investment income	(1.58)	(1.62)	(1.70)	(1.75)	(1.57)	(1.51)
Total dividends and distributions to shareholders	(1.58)	(1.62)	(1.70)	(1.75)	(1.57)	(1.51)
Net asset value, end of period	$41.04	$42.46	$31.66	$41.19	$43.18	$39.72

TOTAL RETURN[2]	0.30%	39.87%	(19.77)%	(0.49)%	12.84%	7.56%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$139,547	$144,348	$106,061	$179,189	$198,646	$200,568

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5,6]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	7.03%[5]	4.34%	4.17%	4.17%	3.73%	3.86%
Portfolio turnover rate[7]	3%	61%	45%	41%	35%	30%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$52.63	$39.65	$50.59	$54.63	$49.57	$45.90
Investment operations:

Net investment income[1]	1.20	1.47	1.69	1.86	1.70	1.59

Net realized and unrealized gain (loss)	0.40	12.99	(10.88)	(3.98)	4.98	3.68
Total from investment operations	1.60	14.46	(9.19)	(2.12)	6.68	5.27
Dividends to shareholders:

Net investment income	(1.26)	(1.48)	(1.75)	(1.92)	(1.62)	(1.60)
Net asset value, end of period	$52.97	$52.63	$39.65	$50.59	$54.63	$49.57

TOTAL RETURN[2]	2.98%	36.92%	(18.80)%	(3.89)%	13.61%	11.75%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$606,559	$602,625	$580,910	$837,260	$914,993	$703,948

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Expenses, prior to expense waivers	0.49%[5,8]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	4.37%[5]	3.13%	3.36%	3.59%	3.15%	3.41%
Portfolio turnover rate[7]	1%	47%	23%	15%	19%	14%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

86	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$39.29	$29.53	$40.30	$43.25	$40.39	$37.59
Investment operations:

Net investment income[1]	1.16	1.54	1.65	1.78	1.66	1.63

Net realized and unrealized gain (loss)	(1.10)	9.73	(10.75)	(2.89)	2.79	2.79
Total from investment operations	0.06	11.27	(9.10)	(1.11)	4.45	4.42
Dividends to shareholders:

Net investment income	(1.21)	(1.51)	(1.67)	(1.84)	(1.59)	(1.62)
Net asset value, end of period	$38.14	$39.29	$29.53	$40.30	$43.25	$40.39

TOTAL RETURN[2]	0.09%	38.88%	(23.48)%	(2.53)%	11.12%	12.09%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$173,524	$182,685	$174,236	$251,852	$335,180	$250,392

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Expenses, prior to expense waivers	0.59%[5,6]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	5.74%[5]	4.43%	4.18%	4.32%	3.83%	4.28%
Portfolio turnover rate[7]	2%	57%	34%	24%	26%	29%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$47.34	$36.81	$46.37	$49.48	$45.45	$42.14
Investment operations:

Net investment income[1]	1.06	1.42	1.56	1.81	1.62	1.54

Net realized and unrealized gain (loss)	0.42	10.55	(9.52)	(3.09)	3.97	3.32
Total from investment operations	1.48	11.97	(7.96)	(1.28)	5.59	4.86
Dividends to shareholders:

Net investment income	(1.09)	(1.44)	(1.60)	(1.83)	(1.56)	(1.55)
Net asset value, end of period	$47.73	$47.34	$36.81	$46.37	$49.48	$45.45

TOTAL RETURN[2]	3.06%	32.91%	(17.78)%	(2.55)%	12.41%	11.79%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$357,958	$352,717	$327,622	$389,510	$442,860	$359,074

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5,8]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	4.26%[5]	3.33%	3.38%	3.83%	3.30%	3.59%
Portfolio turnover rate[7]	1%	38%	14%	14%	16%	15%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$67.16	$47.06	$61.98	$68.12	$59.88	$55.82
Investment operations:

Net investment income[1]	1.85	1.51	2.03	2.00	1.84	1.60

Net realized and unrealized gain (loss)	0.16	20.12	(14.87)	(6.17)	8.17	4.03
Total from investment operations	2.01	21.63	(12.84)	(4.17)	10.01	5.63
Dividends to shareholders:

Net investment income	(1.96)	(1.53)	(2.08)	(1.97)	(1.77)	(1.57)
Net asset value, end of period	$67.21	$67.16	$47.06	$61.98	$68.12	$59.88

TOTAL RETURN[2]	2.94%	46.54%	(21.43)%	(6.16)%	16.87%	10.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$144,502	$144,404	$169,413	$278,924	$286,089	$179,626

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%[4,5]	0.58%[4,5]	0.58%[4,5]

Net investment income	5.32%[3]	2.63%	3.30%	3.12%[4]	2.76%[4]	2.87%[4]
Portfolio turnover rate[6]	2%	62%	33%	28%	23%	31%

WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$25.43	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.52	0.59	0.75	0.55

Net realized and unrealized gain (loss)	0.70	4.53	(3.88)	(0.27)
Total from investment operations	1.22	5.12	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.61)	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$26.04	$25.43	$20.88	$24.72

TOTAL RETURN[2]	4.76%	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$36,462	$38,138	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.38%[3]	0.38%	0.38%[4,5]	0.38%[3]

Net investment income	3.89%[3]	2.47%	3.04%[4]	3.61%[3]
Portfolio turnover rate[6]	49%	123%	132%	114%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$36.95	$25.87	$28.62	$30.50	$26.14	$24.86
Investment operations:

Net investment income[1]	0.75	0.91	0.70	0.58	0.65	0.73

Net realized and unrealized gain (loss)	1.15	10.98	(2.77)	(1.95)	4.12	1.02
Total from investment operations	1.90	11.89	(2.07)	(1.37)	4.77	1.75
Dividends to shareholders:

Net investment income	(0.65)	(0.81)	(0.68)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$38.20	$36.95	$25.87	$28.62	$30.50	$26.14

TOTAL RETURN[2]	5.07%	46.22%	(7.43)%	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$301,766	$190,307	$68,551	$71,541	$24,396	$9,149

Ratios to average net assets of:

Expenses, net of expense waivers	0.42%[3]	0.41%[4]	0.38%[5]	0.38%[5]	0.38%[5]	0.38%[3,5]

Expenses, prior to expense waivers	0.42%[3]	0.44%	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	3.74%[3]	2.73%	2.38%	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[6]	1%	66%	51%	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$72.16	$48.29	$65.74	$75.80	$65.18	$58.98
Investment operations:

Net investment income[1]	1.36	1.55	2.36	2.19	2.07	1.97

Net realized and unrealized gain (loss)	2.64	23.97	(17.32)	(10.01)	10.76	6.22
Total from investment operations	4.00	25.52	(14.96)	(7.82)	12.83	8.19
Dividends to shareholders:

Net investment income	(1.56)	(1.65)	(2.49)	(2.24)	(2.21)	(1.99)
Net asset value, end of period	$74.60	$72.16	$48.29	$65.74	$75.80	$65.18

TOTAL RETURN[2]	5.54%	53.46%	(23.58)%	(10.41)%	19.91%	14.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,465,917	$1,403,518	$1,161,439	$1,673,095	$1,940,467	$1,284,036

Ratios to average net assets[7] of:

Expenses[8]	0.59%[3,9]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	3.57%[3]	2.54%	3.63%	3.15%	2.83%	3.27%
Portfolio turnover rate[6]	3%	74%	50%	35%	28%	38%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

[5]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2021 (unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of period	$76.06	$58.64	$68.10	$80.93	$66.48	$55.30
Investment operations:

Net investment income[1]	0.72	1.17	1.14	1.00	1.47	1.11

Net realized and unrealized gain (loss)	1.03	18.13	(8.95)	(12.61)	14.27	11.16
Total from investment operations	1.75	19.30	(7.81)	(11.61)	15.74	12.27
Dividends to shareholders:

Net investment income	(0.72)	(1.88)	(1.65)	(1.22)	(1.29)	(1.09)
Net asset value, end of period	$77.09	$76.06	$58.64	$68.10	$80.93	$66.48

TOTAL RETURN[2]	2.34%	33.27%	(11.85)%	(14.38)%	23.84%	22.43%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$242,818	$190,141	$237,503	$616,294	$1,100,591	$475,304

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.91%[5]	1.73%	1.67%	1.35%	1.94%	1.84%
Portfolio turnover rate[6]	1%	43%	38%	42%	18%	33%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

90	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes

WisdomTree Trust	91

Notes to Financial Statements (unaudited) (continued)

(“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.
In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt

92	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the fiscal period ended September 30, 2021 and open positions in such derivatives as of September 30, 2021 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2021, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2021, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$25	Unrealized depreciation on foreign currency contracts	$8
International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	271	Unrealized depreciation on foreign currency contracts	—
International High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	711	Unrealized depreciation on foreign currency contracts	1
International LargeCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,089	Unrealized depreciation on foreign currency contracts	—
International MidCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	362

WisdomTree Trust	93

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$368,732	Unrealized depreciation on foreign currency contracts	$1,452
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	124	Unrealized depreciation on foreign currency contracts	693
Japan SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	231

For the six months ended September 30, 2021, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$2,461	$17
Europe SmallCap Dividend Fund
Equity risk	(23,219)	—
Foreign currency risk	(16,997)	627
International Dividend ex-Financials Fund
Foreign currency risk	7,340	92
International Equity Fund
Foreign currency risk	(10,593)	550
International High Dividend Fund
Foreign currency risk	(2,154)	866
International LargeCap Dividend Fund
Foreign currency risk	(16,649)	1,089
International MidCap Dividend Fund
Foreign currency risk	(12,448)	(362)
International Multifactor Fund
Foreign currency risk	387,476	20,403
International Quality Dividend Growth Fund
Foreign currency risk	1,035	—
International SmallCap Dividend Fund
Foreign currency risk	(17,598)	(2,344)
Japan SmallCap Dividend Fund
Foreign currency risk	5,138	(231)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

94	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2021, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign currency risk	$1,031	$14,661	$—
Europe SmallCap Dividend Fund
Equity risk[1]	—	—	394,649
Foreign currency risk	229,138	81,766	—
International Dividend ex-Financials Fund
Foreign currency risk	—	41,573	—
International Equity Fund
Foreign currency risk	72,179	128,834	—
International High Dividend Fund
Foreign currency risk	391	93,029	—
International LargeCap Dividend Fund
Foreign currency risk	32,664	100,769	—
International MidCap Dividend Fund
Foreign currency risk	—	25,545	—
International Multifactor Fund
Foreign currency risk	6,533,995	30,786,099	—
International Quality Dividend Growth Fund
Foreign currency risk	92,646	1,455	—
International SmallCap Dividend Fund
Foreign currency risk	417,748	1,048,651	—
Japan SmallCap Dividend Fund
Foreign currency risk	—	63,970	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

WisdomTree Trust	95

Notes to Financial Statements (unaudited) (continued)

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2021, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a foreign currency contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a foreign currency contract, it may receive collateral from the counterparty. In the event of a default or inability of counterparties to meet the terms of their contracts, the non-defaulting party generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the contract terms.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Europe SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or U.S. Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or U.S. Treasury security) at a specified future date. The price at which the purchase and sale will take place is

96	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2021, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

WisdomTree Trust	97

Notes to Financial Statements (unaudited) (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$389,274	$—	$(389,274)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	25	—	—	25	8	—	—	8
Europe SmallCap Dividend Fund
Securities Lending	10,255,496	—	(10,255,496)[1]	—	—	—	—	—
International Dividend ex-Financials Fund
Securities Lending	7,434,637	—	(7,434,637)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	25,569,900	—	(25,569,900)[1]	—	—	—	—	—
Foreign Currency Contracts	271	—	—	271	—	—	—	—
International High Dividend Fund
Securities Lending	9,361,226	—	(9,361,226)[1]	—	—	—	—	—
Foreign Currency Contracts	711	(1)	—	710	1	(1)	—	—
International LargeCap Dividend Fund
Securities Lending	11,585,938	—	(11,585,938)[1]	—	—	—	—	—
Foreign Currency Contracts	1,089	—	—	1,089	—	—	—	—
International MidCap Dividend Fund
Securities Lending	12,143,418	—	(12,143,418)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	362	—	—	362
International Multifactor Fund
Securities Lending	1,295,481	—	(1,295,481)[1]	—	—	—	—	—
Foreign Currency Contracts	368,732	(1,452)	—	367,280	1,452	(1,452)	—	—
International Quality Dividend Growth Fund
Securities Lending	14,164,432	—	(14,164,432)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	93,755,533	—	(93,755,533)[1]	—	—	—	—	—
Foreign Currency Contracts	124	(124)	—	—	693	(124)	—	569
Japan SmallCap Dividend Fund
Securities Lending	21,231,547	—	(21,231,547)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	231	—	—	231
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

98	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2021, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2021, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2021		For the six months ended September 30, 2021

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Quality Dividend Growth Fund	81	$2,602	$62
Europe SmallCap Dividend Fund	—	—	8
International Equity Fund	77	4,071	127
International High Dividend Fund	—	—	31
International MidCap Dividend Fund	—	—	22
International Multifactor Fund	401	10,372	272
International Quality Dividend Growth Fund	288	10,967	186
International SmallCap Dividend Fund	440	32,666	646

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2021 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$1,200,476	$1,127,415	$11,553,045	$—
Europe SmallCap Dividend Fund	14,136,426	8,776,190	7,388,248	—
International Dividend ex-Financials Fund	5,274,954	4,579,004	—	—
International Equity Fund	11,462,104	3,647,841	7,384,686	15,157,783
International High Dividend Fund	5,055,610	3,088,792	—	6,069,106
International LargeCap Dividend Fund	7,373,910	4,831,025	6,700,486	6,900,152
International MidCap Dividend Fund	3,617,190	3,865,817	—	—
International Multifactor Fund	18,617,560	18,318,546	—	2,599,920
International Quality Dividend Growth Fund	10,825,268	1,978,873	101,559,395	—
International SmallCap Dividend Fund	42,342,020	37,197,824	10,880,241	—
Japan SmallCap Dividend Fund	2,162,194	2,469,997	56,655,840	7,589,382

6. FEDERAL INCOME TAXES

At September 30, 2021, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$52,126,330	$9,422,640	$(2,091,615)	$7,331,025	$25	$(8)	$17	$7,331,042
Europe SmallCap Dividend Fund	273,521,283	75,796,313	(12,905,621)	62,890,692	—	—	—	62,890,692
International Dividend ex-Financials Fund	136,849,350	18,031,835	(12,024,720)	6,007,115	—	—	—	6,007,115
International Equity Fund	513,385,199	130,804,700	(28,599,302)	102,205,398	271	—	271	102,205,669
International High Dividend Fund	169,268,533	21,307,127	(13,322,504)	7,984,623	711	(1)	710	7,985,333
International LargeCap Dividend Fund	301,865,874	75,548,749	(17,405,872)	58,142,877	1,089	—	1,089	58,143,966
International MidCap Dividend Fund	134,072,926	23,488,597	(8,516,550)	14,972,047	—	(362)	(362)	14,971,685
International Multifactor Fund	33,597,296	4,003,210	(1,048,013)	2,955,197	22,475	(80)	22,395	2,977,592
International Quality Dividend Growth Fund	274,501,550	36,721,835	(6,511,716)	30,210,119	—	—	—	30,210,119
International SmallCap Dividend Fund	1,231,241,090	316,698,224	(61,659,781)	255,038,443	124	(693)	(569)	255,037,874
Japan SmallCap Dividend Fund	263,612,818	21,399,920	(30,753,774)	(9,353,854)	—	(231)	(231)	(9,354,085)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (concluded)

Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Dividend Income”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2021, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

102	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

WisdomTree Trust	103

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to

104	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	105

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

106	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

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learn more at

WisdomTree.com

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-5596

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 6, 2021

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 6, 2021